As filed with the Securities and Exchange Commission on April 24, 2015

Registration No. 333- 185573

811- 06032

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 6	☐

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 192

SEPARATE ACCOUNT VA B

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road N.E.

Cedar Rapids, IA 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (213) 742-5216

Alison Ryan, Esquire

Transamerica Life Insurance Company

c/o Office of the General Counsel, MS#2520

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

It is proposed that this filing become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2015 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

TRANSAMERICA VARIABLE ANNUITY SERIES
Transamerica Life Insurance Company Separate Account B (EST. 1/19/1990) 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com	Transamerica Financial Life Insurance Company Separate Account BNY (EST. 9/27/1994) 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com
This prospectus describes information you should know before you purchase a Transamerica Variable Annuity Series variable annuity. The prospectus describes a contract between each owner and joint owner (“you”) and Transamerica Life Insurance Company or Transamerica Financial Life Insurance Company (“us,” “we,” “our” or “Company”). This is an individual, deferred, flexible premium variable annuity. This variable annuity allows you to allocate your premium payments among the fixed account (if available) and the underlying fund portfolios.
This prospectus also refers to the following share classes: B-Share, C-Share, L-Share and X-Share. A share class will be selected on your application and identified in your policy.
This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference. You can also contact us to get a Statement of Additional Information (SAI) free of charge. The SAI contains more information about this policy. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. The prospectus and SAI can also be obtained from the SEC's website (www.sec.gov). The table of contents of the SAI is included at the end of this prospectus. The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
If you elect the X-Share, we will add a credit to your policy value for each premium payment that you make. Generally, an annuity with a premium enhancement will have higher overall expenses than a similar annuity without a premium enhancement; the amount credited under the premium enhancement may be more than offset by the additional fees and charges associated with the premium enhancement. You should always consider the expenses along with the features and enhancements to be sure that any annuity meets your financial needs and goals.
This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long investment time horizon and is not appropriate for people who intend to engage in market timing. You will get no additional tax advantage from this variable annuity if you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account (“IRA”)). This prospectus is not intended to provide tax, accounting or legal advice.
We are not an investment adviser nor are we registered as such with the SEC or any state securities regulatory authority. We are not acting in any fiduciary capacity with respect to your policy nor are we acting in any capacity on behalf of any tax-advantaged retirement plan. This information does not constitute personalized investment advice or financial planning advice.
Prospectus Date: May 1, 2015
Statement of Additional Information Date: May 1, 2015

The subaccounts available under this policy invest in the following underlying fund portfolios:
SUBACCOUNT	UNDERLYING FUND PORTFOLIO
AB Balanced Wealth Strategy Portfolio - Class B	AB Balanced Wealth Strategy Portfolio - Class B
AB Growth and Income Portfolio – Class B	AB Growth and Income Portfolio – Class B
American Funds - Asset Allocation FundSM - Class 2	American Funds - Asset Allocation FundSM - Class 2
American Funds - Bond FundSM - Class 2	American Funds - Bond FundSM - Class 2
American Funds - Growth FundSM - Class 2	American Funds - Growth FundSM - Class 2
American Funds - Growth-Income FundSM - Class 2	American Funds - Growth-Income FundSM - Class 2
American Funds - International FundSM - Class 2	American Funds - International FundSM - Class 2
Fidelity VIP Balanced Portfolio - Service Class 2	Fidelity VIP Balanced Portfolio - Service Class 2
Fidelity VIP Contrafund® Portfolio – Service Class 2	Fidelity VIP Contrafund® Portfolio – Service Class 2
Fidelity VIP Mid Cap Portfolio – Service Class 2	Fidelity VIP Mid Cap Portfolio – Service Class 2
Fidelity VIP Value Strategies Portfolio – Service Class 2	Fidelity VIP Value Strategies Portfolio – Service Class 2
GE Investments Total Return Fund - Class 3	GE Investments Total Return Fund - Class 3
TA Aegon High Yield Bond - Service Class	Transamerica Aegon High Yield Bond VP – Service Class
TA Aegon Money Market - Service Class	Transamerica Aegon Money Market VP – Service Class
TA Aegon Tactical Vanguard ETF - Balanced - Service Class	Transamerica Aegon Active Asset Allocation - Moderate VP - Service Class
TA Aegon Tactical Vanguard ETF - Conservative - Service Class	Transamerica Aegon Active Asset Allocation - Conservative VP - Service Class
TA Aegon Tactical Vanguard ETF - Growth - Service Class	Transamerica Aegon Active Asset Allocation - Moderate Growth VP - Service Class
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP – Service Class
TA AB Dynamic Allocation - Service Class	Transamerica AB Dynamic Allocation VP - Service Class
TA American Funds Managed Risk - Balanced - Service Class	Transamerica American Funds Managed Risk VP - Service Class
TA Asset Allocation - Conservative - Service Class	Transamerica Asset Allocation - Conservative VP – Service Class
TA Asset Allocation - Growth - Service Class	Transamerica Asset Allocation - Growth VP – Service Class
TA Asset Allocation - Moderate - Service Class	Transamerica Asset Allocation - Moderate VP – Service Class
TA Asset Allocation - Moderate Growth - Service Class	Transamerica Asset Allocation - Moderate Growth VP – Service Class
TA Barrow Hanley Dividend Focused - Service Class	Transamerica Barrow Hanley Dividend Focused VP – Service Class
TA BlackRock Global Allocation - Service Class	Transamerica BlackRock Global Allocation VP - Service Class
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Balanced VP - Service Class
TA BlackRock Global Allocation Managed Risk - Growth - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Growth VP - Service Class
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class
TA Clarion Global Real Estate Securities - Service Class	Transamerica Clarion Global Real Estate Securities VP – Service Class
TA International Moderate Growth - Service Class	Transamerica International Moderate Growth VP – Service Class
TA JPMorgan Core Bond - Service Class	Transamerica JPMorgan Core Bond VP - Service Class
TA JPMorgan Enhanced Index - Service Class	Transamerica JPMorgan Enhanced Index VP – Service Class
TA JPMorgan Mid Cap Value - Service Class	Transamerica JPMorgan Mid Cap Value VP–Service Class
TA JPMorgan Tactical Allocation - Service Class	Transamerica JPMorgan Tactical Allocation VP - Service Class
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP–Service Class
TA Jennison Growth - Service Class	Transamerica Jennison Growth VP– Service Class
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class
TA MFS International Equity - Service Class	Transamerica MFS International Equity VP – Service Class
ii

SUBACCOUNT	UNDERLYING FUND PORTFOLIO
TA Market Participation Strategy - Service Class	Transamerica Market Participation Strategy VP - Service Class
TA Morgan Stanley Capital Growth - Service Class	Transamerica Morgan Stanley Capital Growth VP – Service Class
TA Morgan Stanley Mid Cap Growth - Service Class	Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class
TA Multi-Managed Balanced - Service Class	Transamerica Multi-Managed Balanced VP – Service Class
TA Multi-Manager Alternative Strategies	Transamerica Multi-Manager Alternative Strategies VP
TA PineBridge Inflation Opportunities- Service Class	Transamerica PineBridge Inflation Opportunities VP - Service Class
TA PIMCO Tactical - Balanced - Service Class	Transamerica PIMCO Tactical–Balanced VP–Service Class
TA PIMCO Tactical - Conservative - Service Class	Transamerica PIMCO Tactical–Conservative VP–Service Class
TA PIMCO Tactical - Growth - Service Class	Transamerica PIMCO Tactical–Growth VP–Service Class
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class
TA Systematic Small Mid Cap Value - Service Class	Transamerica Systematic Small/Mid Cap Value VP – Service Class
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class
TA TS&W International Equity - Service Class	Transamerica TS&W International Equity VP – Service Class
TA Torray Concentrated Growth - Service Class	Transamerica Torray Concentrated Growth VP – Service Class
TA Vanguard ETF - Balanced - Service Class	Transamerica Vanguard ETF Portfolio - Balanced VP - Service Class
TA Vanguard ETF - Conservative - Service Class	Transamerica Vanguard ETF Portfolio - Conservative VP - Service Class
TA Vanguard ETF - Growth - Service Class	Transamerica Vanguard ETF Portfolio - Growth VP - Service Class
TA WMC US Growth - Service Class	Transamerica WMC US Growth VP – Service Class
iii

iv

TABLE OF CONTENTS continued
v

INTRODUCTION
How to buy this variable annuity
√ Choose a share class(1)
	Qualified Policy(2,3) Minimum Initial Deposit	Non-Qualified Policy Minimum Initial Deposit(4)	Surrender Charge Period	Mortality & Expense Risk and Administrative Charges
B-Share	$1,000	$5,000	7 years	1.15%
C-Share	$1,000	$5,000	none	1.55%
L-Share	$1,000	$5,000	4 years	1.50%
X-Share	$1,000	$5,000	9 years	1.50%
(1)	This table does not show underlying fund portfolio expenses, annual service charge and optional rider fees. Each share class has its own minimum policy value requirements. Not all share classes may be available through your financial intermediary.
(2)	We currently issue new policies to the following plans: Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEP-IRAs, 457(f) plans (in certain circumstances) and Section 401(a) plans (including profit sharing plans, defined benefit pension plans, defined contribution pension plans, 401(k) plans, combination defined benefit/contribution plans).
(3)	Includes anticipated premium at time of application from transfers or rollovers as indicated on your application or electronic order form.
(4)	Includes anticipated premium at time of application from 1035 exchanges as indicated on your application or electronic order form.
√ Choose investment options
•	Subaccounts - Funds representing a range of investment strategies, objectives and asset classes.
•	Fixed Account - A fixed interest account (if available).
Subject to limitations, you may move your policy value among each of these investment options.
√ Choose optional guaranteed benefits (if desired)*
Lifetime Withdrawal Benefits	Guaranteed Principal SolutionSM(1, 2) Retirement Income Max®(1) Retirement Income Choice® 1.6(1, 3)
Death Benefits	Return of Premium(1) Annual Step-Up(1) Additional Death Distribution(1) Additional Death Distribution +(1)
Liquidity Rider (only with B-Share Class)	Liquidity Rider
(1)	Investment or other restrictions may apply
(2)	Also includes an accumulation benefit.
(3)	Also includes an optional death benefit.
*	Additional fees apply. Optional benefits may not be available for all policies, in all states, at all times or through all financial intermediaries.
√ Complete our application or order form
√ Pay the applicable minimum initial deposit

FEE TABLE AND EXPENSE EXAMPLES
The following describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. We have included any applicable fees and expenses that differ based on share class. Please be certain to review the notes following the fee table and expense examples for further information about the fees and charges presented. The order of the notes follows the order in which the fees and charges under the policy are presented in the fee tables and the expense examples.
The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See EXPENSES.
The first section describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options. State premium taxes may also be deducted. State premium taxes currently range from 0% - 3.5%. Excess interest adjustments may be made to amounts surrendered, transferred or applied to annuity payment options from cash value from the fixed account. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
	B-Share	C-Share	L-Share	X-Share
Owner Transaction Expenses:
Front-End Sales Load On Purchase Payments	0%	0%	0%	0%
Contingent Deferred Surrender Charges (as a percentage of premium surrendered)
Number of Years Since Premium Payment Date
Year 1	8%	0%	8%	9%
Year 2	8%	0%	8%	8%
Year 3	7%	0%	7%	7%
Year 4	6%	0%	6%	6%
Year 5	5%	0%	0%	5%
Year 6	4%	0%	0%	4%
Year 7	3%	0%	0%	3%
Year 8	0%	0%	0%	2%
Year 9	0%	0%	0%	1%
Year 10+	0%	0%	0%	0%
Transfer Fee	$0-$10	$0-$10	$0-$10	$0-$10
Special Service Fee	$0-$50*	$0-$50*	$0-$50*	$0-$50*
* $0 - $25 for policies issued prior to May 1, 2015.
The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
Classes	B-Share	C-Share	L-Share	X-Share
Annual Service Charge	$0-$50	$0-$50	$0-$50	$0-$50
Separate Account Annual Expenses (as a percentage, annually, of average separate account value):
Mortality and Expense Risk Fee	1.00%	1.40%	1.35%	1.35%
Administrative Charge	0.15%	0.15%	0.15%	0.15%
Total Base Separate Account Annual Expenses	1.15%	1.55%	1.50%	1.50%
Optional Separate Account Expenses:
Return of Premium Death Benefit	0.15%	0.15%	0.15%	0.15%
Annual Step-Up Death Benefit	0.35%	0.35%	0.35%	0.35%
Fund Facilitation Fee	0.30%	0.30%	0.30%	0.30%
Liquidity Rider (only available with B-Share)	0.50%	—	—	—
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	2.30%	2.20%	2.15%	2.15%

Classes	B-Share	C-Share	L-Share	X-Share
Optional Death Benefit Riders:
Additional Death Distribution (annual charge based on policy value)	0.25%	0.25%	0.25%	0.25%
Additional Death Distribution + (annual charge based on policy value)	0.55%	0.55%	0.55%	0.55%

	Maximum	Current
Optional Guaranteed Lifetime Withdrawal Benefit Riders:
Guaranteed Principal SolutionSM (aka Living Benefits Rider) (annual charge - % of Principal Back Total Withdrawal Base)	1.25%	1.25%
Retirement Income Max® (annual charge - % of Withdrawal Base)	2.00%	1.25%
Retirement Income Choice® 1.6 (annual charge - % of Withdrawal Base) (for riders issued on or after May 1, 2014)
Base Benefit Designated Allocation Group A	2.20%	1.45%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with Retirement Income Choice® 1.6 rider:
Death Benefit - (Single Life Option)	0.40%	0.40%
Death Benefit - (Joint Life Option)	0.35%	0.35%
Income EnhancementSM - (Single Life Option - Not available in NY)	0.30%	0.30%
Income EnhancementSM - (Joint Life Option - Not available in NY)	0.50%	0.50%
Retirement Income Choice® 1.6 (annual charge - % of Withdrawal Base) (for riders issued prior to May 1, 2014)
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with Retirement Income Choice® 1.6 rider:
Death Benefit - (Single Life Option)	0.40%	0.40%
Death Benefit - (Joint Life Option)	0.35%	0.35%
Income EnhancementSM - (Single Life Option - Not available in NY)	0.30%	0.30%
Income EnhancementSM - (Joint Life Option - Not available in NY)	0.50%	0.50%

	Maximum	Current
Optional Guaranteed Lifetime Withdrawal Benefit Rider - No Longer Available:
Income LinkSM (annual charge - % of Withdrawal Base)	2.00%	1.25%
The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2014 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio's fees and expenses is contained in the prospectus for each portfolio.
Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses):
Lowest Gross	0.54%
Highest Gross	10.38%
The following Examples are intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.
The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your policy has a 5% return each year, the highest Total Portfolio Annual Operating Expenses of any of the portfolios for the year ended December 31, 2014, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the highest Fund Facilitation Fee, Annual Step-Up Death Benefit, Additional Death Distribution+ Rider and Retirement Income Choice® 1.6 Rider – Joint Life with additional Death Benefit and Income EnhancementSM options (prior to May 1, 2014). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Examples:
If the policy is surrendered at the end of the applicable time period:
	B-Share	B-Share w/Liquidity Rider	C-Share	L-Share	X-Share
1 Year	$ 2,171	$ 2,215	$ 1,486	$ 2,201	$ 2,290
3 Years	$ 4,656	$ 4,757	$ 4,107	$ 4,727	$ 4,725
5 Years	$ 6,671	$ 6,320	$ 6,322	$ 6,309	$ 6,757
10 Years	$10,396	$10,423	$10,473	$10,464	$10,462
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy:
	B-Share	B-Share w/Liquidity Rider	C-Share	L-Share	X-Share
1 Year	$ 1,451	$ 1,495	$ 1,486	$ 1,481	$ 1,480
3 Years	$ 4,026	$ 4,127	$ 4,107	$ 4,097	$ 4,095
5 Years	$ 6,221	$ 6,320	$ 6,322	$ 6,309	$ 6,307
10 Years	$10,396	$10,423	$10,473	$10,464	$10,462
The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your policy has a 5% return each year, the highest Total Portfolio Annual Operating Expenses of any of the portfolios for the year ended December 31, 2014, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the highest Fund Facilitation Fee, Annual Step-Up Death Benefit, Additional Death Distribution+ Rider and Retirement Income Choice® 1.6 Rider - Joint Life with additional Death Benefit and Income EnhancementSM options (on or after May 1, 2014). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Examples:
If the policy is surrendered at the end of the applicable time period:
	B-Share	B-Share w/Liquidity Rider	C-Share	L-Share	X-Share
1 Year	$ 2,161	$ 2,205	$ 1,477	$ 2,192	$ 2,281
3 Years	$ 4,630	$ 4,732	$ 4,081	$ 4,701	$ 4,699
5 Years	$ 6,631	$ 6,280	$ 6,282	$ 6,269	$ 6,717
10 Years	$10,329	$10,356	$10,407	$10,397	$10,396
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy:
	B-Share	B-Share w/Liquidity Rider	C-Share	L-Share	X-Share
1 Year	$ 1,441	$ 1,485	$ 1,477	$ 1,472	$ 1,471
3 Years	$ 4,000	$ 4,102	$ 4,081	$ 4,071	$ 4,069
5 Years	$ 6,181	$ 6,280	$ 6,282	$ 6,269	$ 6,267
10 Years	$10,329	$10,356	$10,407	$10,397	$10,396
Please remember that these Examples are illustrations and do not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Examples. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.

For information concerning compensation paid for the sale of the policies, see OTHER INFORMATION - Distributor of the Policies.
Notes to Fee Table and Expense Examples
Owner Transaction Expenses:
Maximum Surrender Charge: The surrender charge, if any is imposed, applies to each premium payment, regardless of how policy value is allocated among the investment options. The surrender charge decreases based on the number of years since the premium payment was made.
Transfer Fee:  The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment options. There is no fee for the first 12 transfers per policy year. For additional transfers, we may charge a fee of $10 per transfer.
Special Service Fees: We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require us to incur additional processing costs.
Annual Service Charge:
The maximum annual service charge is $50 per policy. In no event will the service charge exceed 2% of the policy value or the maximum amount.
Criteria for Potential Waiver	Potential Waiver Amount*
Policy Value or sum of all premium payments less all withdrawals:
$50,000 thru $249,999.99	up to $35
$250,000 or more	up to $50
Participation in e-delivery program	up to $15
*	In no event will we waive in the aggregate more than the actual annual service charge for any policy year.
Separate Account Annual Expenses:
Mortality and Expense Risk Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit. During the income phase, the mortality and expense risk fee is at an annual rate of 1.25%.
Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees.
Fund Facilitation Fee: This daily fee is applied only to policy value in the subaccounts invested in:
Fund	Annualized Fee %
American Funds - Asset Allocation Fund - Class 2; American Funds - Bond Fund - Class 2; American Funds - Growth Fund - Class 2; American Funds Growth-Income Fund - Class 2; American Funds International Fund - Class 2	0.30%
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B; GE Investments Total Return Fund - Class 2	0.20%
We charge a fund facilitation fee in order to make certain subaccounts available as investment choices under the policies. We apply the fee to subaccounts that invest in underlying funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify.
Liquidity Rider: This fee is only charged for the first four policy years.
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base separate account expenses, the Annual Step-Up Death Benefit fee, the Fund Facilitation fee, and Liquidity Rider (for the B-Share only), but does not include any Optional Rider Charges. The death benefits are mutually exclusive.

OPTIONAL RIDERS
In some cases, riders to the policy are available that provide optional benefits. There are additional fees (annualized fee charged on a yearly or quarterly basis, depending on the rider) for those riders.
Optional Guaranteed Lifetime Withdrawal Benefits:
Guaranteed Principal SolutionSM Rider - Total Withdrawal Base: We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (if X-Share is elected, less any premium enhancement if the rider is added in the first policy year).
Retirement Income Max® Rider and Retirement Income Choice® 1.6 Rider - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (if the X-Share is elected, less any premium enhancement if the rider is added in the first policy year). For riders issued prior to May 1, 2014, fee information can be found in the “Appendix - Guaranteed Lifetime Withdrawal Benefit Comparison Table”.
Optional Guaranteed Lifetime Withdrawal Benefit Riders - No Longer Available
Income LinkSM Rider - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (if the X-Share is elected, less any premium enhancement if the rider is added in the first policy year).
Total Portfolio Annual Operating Expenses:
The fee table information relating to the underlying fund portfolios was provided to us by the underlying fund portfolios, their investment advisers or managers, and we have not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table. “Gross” expense figures do not reflect any fee waivers or expense reimbursements. Actual expenses may have been lower than those shown in the Table.
Expense Examples:
The Example does not reflect premium tax charges, special service fees, or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

THE ANNUITY
This prospectus describes information you should know before you purchase the Transamerica Variable Annuity Series.
An annuity is a contract between you, the owner, and an insurance company (in this case us), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are generally tax deferred. Tax deferral means you are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.
The policy is a “deferred” annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.
The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional premium payments of at least $50 (but not more than the stated maximum total premium payment amount) until the annuity commencement date. You are not required to make any additional premium payments.
The policy is a “variable” annuity because the value of your policy can go up or down based on the performance of your subaccounts. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your subaccounts. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive from the separate account also depends upon the investment performance of your subaccounts for the income phase.
The fixed account may, but is not guaranteed to always, be offered. If the fixed account is offered it will offer interest at a rate(s) that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that we may offer and that you select.
Do not purchase this policy if you plan to use it, or any of its riders, for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme. Your policy is not intended or designed to be traded on any stock exchange or secondary market. By purchasing this policy, you represent and warrant that you are not using the policy, or any of its riders for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme.
PURCHASE
Policy Issue Requirements
We will not issue a policy unless:
•	we receive in good order (See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order) all information needed to issue the policy;
•	we receive in good order (at our Administrative Office) a minimum initial premium (including anticipated premiums from 1035 exchanges on nonqualified policies and transfers or rollovers on qualified policies as indicated on your application or electronic order form) payment; and
•	the annuitant, owner, and any joint owner are age 89 or younger (the limit may be lower for qualified policies).
Please note, certain riders described herein may require a younger age. Please carefully read the applicable rider sections regarding any age limitations.
We reserve the right to reject any application.
Premium Payments
General. You should make checks for premium payments payable to Transamerica Life Insurance Company or Transamerica Financial Life Insurance Company, as applicable, and send them to the Administrative Office. Your check must be honored in order for us to pay any associated annuity payments and benefits due under the policy.
We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to us, however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or transfer from other financial institutions. Any third party checks not accepted by us will be returned.
We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.

Initial Premium Requirements. The initial premium payment for nonqualified policies must be at least $5,000 (including anticipated premiums from 1035 exchanges as indicated on your application or electronic order form), and at least $1,000 for qualified policies (including anticipated premiums from transfers or rollovers as indicated on your application or electronic order form). You must obtain our prior approval to purchase a policy with an amount in excess of our maximum premium amount.
Your initial premium payment may not be credited to your policy on the day that you leave your premium payment with your financial intermediary. Your financial intermediary may take up to seven market days to assess whether buying this policy is suitable for you. Your financial intermediary may send us your initial premium payment while they complete this assessment. Your financial intermediary must also ensure that we have all the information needed for us to process your policy. We will not begin to process your policy during this period.
We will first begin our review only once we receive both your initial premium payment and your application (or an electronic order form). We will credit your initial premium payment to your policy within two market days after the market day that we receive your initial premium payment, your application (or order form) and once we determine that your policy information is both complete and in good order. This time period is in addition to the time your financial intermediary may take to complete their part of the process. If we are unable to complete our part of the process within five market days after the market day that we receive your initial premium payment and your application (or electronic order form), then we will notify you or your financial intermediary, if applicable, and explain why we can't process your policy. We will also return your initial premium payment at that time unless you consent to us holding the premium up to 30 days and credit it within two market days after your information is both complete and in good order. If your information is not received in good order within 30 days of your consent to hold the premium, then it will be returned to you.
Neither we nor your financial intermediary are responsible for lost investment opportunities while we each complete our review processes. Any initial premium payments received by us will be held in our general account until credited to your policy. You will not earn interest on your initial premium payment during these review periods.
The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy quarters, policy months and policy anniversaries.
Additional Premium Payments. You are not required to make any additional premium payments. However, you can generally make additional premium payments during the accumulation phase. Additional premium payments must be at least $50. After the first policy year, additional premium payments each policy year cannot, in the aggregate, without our prior approval exceed $25,000 for nonqualified policies and the lesser of (1) the IRS maximum contribution limit or (2) $60,000 for qualified policies. We reserve the right to refuse any additional premium payment in excess of these limits, and if you do not obtain prior approval for premiums in excess of the dollar amounts listed above, the business will be deemed not in good order. We will credit additional premium payments to your policy as of the market day we receive your premium and required information in good order at our Administrative Office. Additional premium payments must be received before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) to get same-day pricing of the additional premium payment.
Maximum Total Premium Payments. For issue ages 0-80, we reserve the right to require prior approval of any cumulative premium payments over $1,000,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. For issue ages over 80, we reserve the right to require prior approval of any cumulative premium payments over $500,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. If you do not obtain prior approval for premium payments in excess of the dollar amounts listed above, the business will be deemed not in good order.
Allocation of Premium Payments. When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation. You could lose the amount you allocate to the variable subaccounts.
If you allocate premium payments to the Dollar Cost Averaging program (if it is available), you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.
You may change allocations for future additional premium payments by sending written instructions to our Administrative Office, or by telephone, or other electronic means acceptable to us, subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions, or any other means acceptable to us. The allocation change will apply to premium payments received on or after the date we receive the change request in good order.
We reserve the right to restrict or refuse any premium payment.

Policy Value
You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of trading on the New York Stock Exchange on each market day and ends at the close of trading on the next succeeding market day. A market day is each day that the New York Stock Exchange is open for business. The New York Stock Exchange usually closes at 4:00 p.m., Eastern time. Holidays are generally not market days.
Premium Enhancement (X-Share). If you elect the X-Share, an amount equal to the applicable premium enhancement percentage (as set forth below) of the premium payment will be added to the policy value. The amount of the premium enhancement is not considered a premium payment and therefore may not be included in the calculation of certain policy features (such as certain death benefits or living benefits) or in the calculation of fees and charges that are based on premium payments made. The premium enhancement percentage may vary from premium to premium on subsequent premium payments, but will never be less than 0.25% nor more than 7.0%. A confirmation will be sent advising the owner of the amount of premium enhancement applicable to each subsequent premium payment. No premium enhancement will apply if the policy is canceled pursuant to the right to cancel provision.
The premium enhancement percentage is determined by the annuitant's age at the time of each premium payment. The percentage will decrease as the annuitant's attained age increases. The following schedule shows the current premium enhancement percentages:
Annuitant's Age	Premium Enhancement Percentage
0-59	5.5%
60-69	5.0%
70-79	4.0%
80+	2.0%
The current premium enhancement percentages are not guaranteed and, as noted above, may change to as little as 0.25%.
Generally, an annuity with a premium enhancement may have higher expenses than a similar annuity without a premium enhancement. Accordingly, you should always consider the expenses along with the features and enhancements to be sure any annuity meets your financial needs and goals.
There is no specific charge for the premium enhancement. We expect to use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium enhancement.
Once we have received all necessary regulatory approvals (but not before), we may take back or “recapture” the full dollar amount of any premium enhancement upon the occurrence of any of the following events: (1) exercise of the right to cancel option; (2) exercise of the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver within one year from the time we apply the premium enhancement; (3) a death benefit is payable within one year from the time we apply the premium enhancement; or (4) annuitization within one year from the time we apply the premium enhancement. In certain circumstances, you might be worse off because of the premium enhancement. This could happen if we recapture the dollar amount of the premium enhancement and the overall investment performance of your policy was negative (if the overall investment performance of your policy was positive you would be better off). Please note, we will begin recapturing as soon as we receive all necessary approvals and will not provide advance notice.
The Internal Revenue Code generally requires that interests in a qualified policy be non-forfeitable, and it is unclear whether the premium enhancement feature is consistent with those requirements. Consult a tax adviser before purchasing the X-Share as a qualified policy.
The premium enhancement may vary for certain policies and may not be available for all policies.
INVESTMENT OPTIONS
This policy offers you a means of investing in various underlying fund portfolios offered by different investment companies (by investing in the corresponding subaccounts). The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed in the “Appendix - Underlying Fund Portfolios Associated with the Subaccounts.”
The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.

More detailed information, including an explanation of the portfolios' fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.
Note: If you received a summary prospectus for any of the portfolios listed in “Appendix - Portfolios Associated with the Subaccounts”, please follow the instructions on the first page of the summary prospectus to obtain a copy of the full fund prospectus or its statement of additional information.
Selection of Underlying Fund Portfolios
The underlying fund portfolios offered through this variable annuity are selected by us, and we may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, volatility, hedgeability, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see EXPENSES - Revenue We Receive. We review the portfolios periodically and may remove a portfolio, or limit its availability to new premium payments and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).
We have developed this variable annuity in cooperation with one or more distributors, and may include certain underlying fund portfolios based on their recommendations. Their selection criteria may differ from our selection criteria.
You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered. We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.
In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to you, including each underlying fund portfolio's prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the fund's website provide more current information, including information about any regulatory actions or investigations relating to a fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.
You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.
We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We will not add, delete or substitute any underlying fund portfolio shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.
We reserve the right to limit the number of subaccounts you are invested in at any one time.
If you elect certain optional riders, you will be subject to investment restrictions. In the future, we may change the investment restrictions.
Not all subaccounts may be available for all policies.
Addition, Deletion, or Substitution of Investment Options
We cannot and do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We retain the right, subject to any applicable law, to make certain changes to the separate account and its investment options. We reserve the right to add new portfolios (or portfolio classes) or close existing portfolios (or portfolio classes). We also reserve the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in our judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the SEC. Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by us. Each additional subaccount will purchase shares in an underlying fund portfolio, or other investment vehicle. We may also close or liquidate one or more subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is closed or liquidated, we will notify you and request a reallocation of the amounts invested in the closed or liquidated subaccount. If we do not receive additional instructions, any subsequent premium payments, or transfers (including Dollar Cost Averaging transactions or asset rebalance programs transactions) into a closed subaccount will be re-allocated to the remaining available investment options according to the investment allocation instructions you previously provided. If your previous investment allocation instructions do not include any available investment options, we will require new instructions. If we do not receive new instructions, the requested transaction will be canceled and any premium payment will be returned. Under asset rebalance programs the value remaining in the closed subaccount will be excluded from any future rebalancing. The value of the closed subaccount will continue to fluctuate due to portfolio performance, and may exceed the original rebalance percentages you requested. As you consider your overall investment strategy within your policy, you should also consider whether or not to re-allocate the value remaining in the closed subaccount to another investment option. If you decide to re-allocate the value of the closed subaccount, you will need to provide us with instructions to achieve your goal. Under certain situations involving death benefit adjustments for continued policies, if an investment option is closed to new investment, the amount that would have been allocated thereto will instead be allocated pro-rata to the other current investment options you have value allocated to and which are open to new investment.
In the event of any such substitution or change, we may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, we also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts or (5) add new underlying fund portfolios, or substitute a new underlying fund portfolio for an existing underlying fund portfolio.
The Fixed Account
The fixed account may, but is not guaranteed to always, be available. If available, premium payments allocated and amounts transferred to the fixed account become part of our general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.
While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account when available will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into the money market subaccount or if a money market subaccount is unavailable to a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment option by giving us notice within 30 days before the end of the expiring guaranteed period.
Surrenders, withdrawals, transfers, and amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period are generally subject to an excess interest adjustment. See ACCESS TO YOUR MONEY - Excess Interest Adjustment for more information about when an excess interest adjustment applies. This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.
We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the policy is issued.

If you select the fixed account, when it is available, your money will be placed with our other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase. The interest credited as well as principal invested in the fixed account is based on our claims-paying ability.
We reserve the right to refuse any premium payment or transfer to the fixed account.
Transfers
During the accumulation phase, you may make transfers to or from any investment option within certain limitations. Transfers out of a guaranteed period option of the fixed account are limited to the following:
•	Transfers at the end of a guaranteed period.
•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because unless otherwise directed transfers are deemed to come from the oldest premium payment first.
•	Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year may be limited to 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer. (Note: This restriction may prolong the period of time it takes to transfer the full amount in the guaranteed period option of the fixed account. You should carefully consider whether investment in the fixed account meets your needs and investment criteria.)
In general, each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received in good order while the New York Stock Exchange is open to get same-day pricing of the transaction. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The number of transfers permitted may be limited and a $10 charge for each transfer in excess of 12 in any policy year may apply. We reserve the right to prohibit transfers to the fixed account.
During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.
Transfers made by telephone, or other electronic means acceptable to us, are subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions.
Market Timing and Disruptive Trading
Statement of Policy. This variable annuity policy was not designed to accommodate market timing or frequent or large transfers among the subaccounts or between the subaccounts and the fixed account. (Both frequent and large transfers may be considered disruptive.)
Market timing and disruptive trading can adversely affect you, other owners, beneficiaries and underlying fund portfolios. The adverse effects may include: (1) dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as (a) impeding a portfolio manager’s ability to seek or sustain an investment objective; (b) causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or (c) causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and (3) increased brokerage and administrative expenses. These costs are borne by all owners invested in those subaccounts, not just those making the transfers.
We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading or have concerns about our inability to detect or prevent any such trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.
Deterrence. If we determine you or anyone acting on your behalf is engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.
We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the premium payment or transfer, or series of premium payments or transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more trades or variable insurance products that we believe are connected by owner or persons engaged in trading on behalf of owners.
In addition, transfers for multiple policies invested in the Transamerica Series Trust underlying fund portfolios which are submitted together may be disruptive at certain levels. At the present time, such aggregated transactions likely will not cause disruption if less than one million dollars total is being transferred with respect to any one underlying fund portfolio (a smaller amount may apply to smaller portfolios). Please note that transfers of less than one million dollars may be disruptive in some circumstances and this general amount may change quickly.
For policies with Portfolio Allocation Method, the effect of transfers pursuant thereto may be considered disruptive for certain underlying fund portfolios. As a result, policy owners using Portfolio Allocation Method may have to change their selected underlying fund portfolios.
Please note: If you engage a third party investment adviser for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment adviser in providing these services.
In addition to our internal policies and procedures, we will administer your variable annuity to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.
Under our current policies and procedures, we do not:
•	impose redemption fees on transfers; or
•	expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or
•	provide a certain number of allowable transfers in a given period.
Redemption fees, transfer limits, and other procedures or restrictions imposed by the underlying funds or our competitors may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.
Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.
Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.
Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Owners should be aware that we do not monitor transfer requests from owners or persons acting on behalf of owners against, nor do we apply, the frequent trading policies and procedures of the respective underlying fund portfolios that would be affected by the transfers.
Owners should be aware that we are required to provide to an underlying fund portfolio or its payee, promptly upon request, certain information about the trading activity of individual owners, and to restrict or prohibit further purchases or transfers by specific owners or persons acting on their behalf, identified by an underlying fund portfolio as violating the frequent trading policies established for the underlying fund portfolio.
Omnibus Orders. Owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios' ability to apply their respective frequent trading policies and procedures.
We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it may affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.
Investment Restrictions
If you elect certain optional riders, you will be subject to investment restrictions requiring you to invest in certain underlying fund portfolios, known as designated investment options. In the future, we may change the investment restrictions.
One or more of the underlying fund portfolios that may be designated investment options under each optional rider, in part, may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. Our requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in underlying fund portfolios with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the riders. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the riders that do not invest in funds that utilize volatility control strategies.
For more information about the underlying fund portfolios and the investment strategies they employ, please refer to the underlying fund portfolios' current prospectuses.
EXPENSES
There are charges and expenses associated with your policy that reduce the return on your investment in the policy. In addition to the following charges, there are optional benefits that if selected, assess additional charges. Please see ADDITIONAL FEATURES for more information.
Surrender Charges
During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for start-up expenses of the policy relating to sales, including commissions to registered representatives and other promotional expenses.
You can surrender up to 10% of your premium payments each policy year free of surrender charges. This amount is referred to as the surrender charge free amount and is determined at the time of surrender. (This amount is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If the surrender is in excess of the surrender charge free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.
For example, assume you selected the B-Share and your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your surrender charge free amount ($10,000), you would pay a surrender charge of $1,600 on the remaining $20,000 [8% of ($30,000 - $10,000)]. Likewise, assume you selected the B-Share and your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $7,200 [8% of ($100,000 - ($100,000 x 10%))].
You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge (and any applicable excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender.
Surrender charges are waived if you surrender money under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.
For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next. Please note, while there is no surrender charge on the withdrawal of earnings, withdrawn earnings do count towards your surrender charge free amount. This means that withdrawing earnings will reduce (possibly to zero) your surrender charge free amount (10% of premium payments) for that policy year.
Keep in mind that surrenders may be taxable and, if made before age 59½, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from taxable earnings first.
We may elect to reduce or eliminate the amount of the surrender charge when the policy is sold under circumstances which reduce our sales or other expenses or when required to by regulation or regulatory authority.

Liquidity Rider Surrender Charge Schedule. The optional Liquidity Rider (only available with the B-Share) reduces the number of years each premium payment is subject to surrender charges from seven years to four years. The surrender charge schedule is the same as the B-Share during the first four years for each premium payment. There is an extra charge for this rider.
Excess Interest Adjustment
Surrenders, withdrawals, transfers, amounts applied when a death benefit is calculated, and amounts applied to an annuity option from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option. Please see “Appendix - Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical excess interest adjustment calculation. The excess interest adjustment plays a role in calculating the total interest credited to the fixed account.
Mortality and Expense Risk Fees
We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy (including distribution related expenses), and assuming the risk that the current charges will be insufficient in the future to cover costs of selling, distributing and administering the policy.
If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.
Premium Taxes
A deduction is also made for premium taxes, if any, imposed on us by a state, municipality or other government agency. The tax, currently ranging from 0% to 3.50%, is assessed at the time premium payments are made or when annuity payments begin. We pay the premium tax at the time it is imposed. We will, at our discretion, deduct the total amount of premium taxes, if any, from the policy value when such taxes are due to the applicable taxing authority, you begin receiving annuity payments, you surrender the policy or a death benefit is paid.
Federal, State and Local Taxes
We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.
Special Service Fees
We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require us to incur additional processing costs.
Transfer Fee
You are generally allowed to make 12 free transfers per policy year before the annuity commencement date. If you make more than 12 transfers per policy year, we reserve the right to charge for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your free transfers. All transfer requests made at the same time are treated as a single transfer.
Service Charge
We reserve the right to increase the annual service charge up to the maximum. A portion of the service charge may be waived, but is not guaranteed to always be waived. We reserve the right to vary the amount of any waiver and the circumstances in which any waiver or waivers apply.

Administrative Charges
We deduct a daily administrative charge to cover the costs of supporting and administering the policy (including certain distribution-related expenses). This charge is equal to a percentage of the daily net asset value of each subaccount during both the accumulation phase and the income phase.
Fund Facilitation Fee
We charge a fund facilitation fee in order to make certain subaccounts available as investment options under the policies. We apply the fee to subaccounts that invest in underlying funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify.
Optional Benefits
If you elect to purchase optional benefits, we will deduct an additional fee. For some optional benefits the fee is assessed against the daily net asset value of each subaccount and for others it is deducted from each investment option in proportion to the amount of policy value in each investment option. Please refer to the FEE TABLE AND EXPENSE EXAMPLES for the list of fees for each optional benefit and ADDITIONAL FEATURES for more information.
Portfolio Fees and Expenses
The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest underlying fund portfolio expenses for the previous calendar year are found in FEE TABLE AND EXPENSE EXAMPLES in this prospectus. See the prospectuses for the underlying fund portfolios for more information.
Reduced Fees and Charges
We may, at our discretion, reduce or eliminate certain fees and charges for certain policies (including employer-sponsored savings plans) which may result in decreased costs and expenses.
Revenue We Receive
This prospectus describes generally the payments that we (and/or our affiliates) may directly or indirectly receive from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other support services we (and/or our affiliates) provide and expenses we incur in offering and selling our variable insurance products. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below. While only certain of the types of payments described below may be made in connection with your particular policy, all such payments may nonetheless influence or impact actions we (and/or our affiliates) take, and recommendations we (and our affiliates) make, regarding each of the variable insurance products that we (and our affiliates) offer, including your policy.
We (and/or our affiliates) may receive some or all of the following types of payments:
• Rule 12b-1 Fees. We and/or our affiliate, Transamerica Capital, Inc. (“TCI”) who is the principal underwriter for the policies, indirectly receive 12b-1 fees from certain underlying fund portfolios available as investment options under our variable insurance products. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.35% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.
• Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, subadviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment adviser or subadviser realized on the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis.
Incoming Payments to Us and/or TCI
Fund	Maximum Fee % of assets
TRANSAMERICA SERIES TRUST	0.25%
AB VARIABLE PRODUCTS SERIES FUND, INC.	0.45%
AMERICAN FUNDS INSURANCE SERIES® TRUST	0.25%
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND	0.395%
GE INVESTMENTS FUNDS, INC.	0.45%
NOTES TO INCOMING PAYMENTS TABLE:
Maximum Fee % of assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We and/or TCI may continue to receive 12b-1 fees and administrative fees on funds invested in subaccounts that are closed to new premium payments, depending on the terms of the agreements supporting those payments and on the services provided.
TST: Because TST is managed by TAM, an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us and to provide administrative services to the policyholders who invest in subaccounts that invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is subadvised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are subadvised by non-affiliated entities. During 2014 we received $193,786,739.87 for Transamerica Life Insurance Company and $11,056,449.12 for Transamerica Financial Life Insurance Company in benefits from TAM pursuant to these arrangements. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.
Fidelity ® Variable Insurance Products Fund: We receive this percentage once $100 million in fund shares are held by the subaccounts of ours and our affiliates.
Other Payments. TCI also serves as the wholesale distributor for the policies, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and subadvisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products and/or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or subadviser receives from the advisory fee deducted from underlying fund portfolio assets. Owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and subadvisers of the underlying fund portfolios (or their affiliates):
•	may each directly or indirectly pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and subadvisers with access to TCI's wholesalers at TCI's national and regional sales conferences as well as internal and external meetings and events that are attended by TCI's wholesalers and/or other TCI employees.
•	may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies.
•	may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to assist with their promotional efforts. The amounts may be significant and these arrangements provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.
For the calendar year ended December 31, 2014, TCI and its affiliates received revenue sharing payments that totaled approximately $750,000. The firms that paid revenue to participate in TCI sponsored events included but were not limited to the following: Aegon USA Investment Management • Alliance Bernstein Investments • American Funds • Barrow, Hanley, Mewhinney & Strauss • BlackRock Investment Management, LLC • CBRE Clarion Real Estate Securities • Fidelity Investments • Janus Capital • Jennison Associates • JP Morgan Asset Management • Kayne Anderson Capital • Legg Mason Capital Management • Logan Circle Investment Partners • Morningstar Advisers • Natixis Global Asset Management • Pacific Investment Management Company • PineBridge Investments • Ranger Investments • Systematic Financial Management • Thompson Siegel & Walmsley, LLC • Vanguard • Wellington Management Company.
Please note some of the aforementioned managers and/or subadvisers may not be associated with underlying fund portfolios currently available in this product.

Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the subadvisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.
For further details about the compensation payments we make in connection with the sale of the policies, see OTHER INFORMATION - Distribution of the Policies in this prospectus.
ACCESS TO YOUR MONEY
During the accumulation phase, you can have access to the money in your policy in the following ways:
•	by making a surrender (either a full or partial surrender); or
•	by taking systematic payouts (See ADDITIONAL FEATURES - Systematic Payout Option for more details).
Surrenders
During the accumulation phase, if you take a full surrender you will receive your cash value. If you want to take a partial surrender, in most cases it must be for at least $500 . Unless you tell us otherwise, we will take the surrender from each of the investment options in proportion to the policy value. Surrenders may be referred to as withdrawals on your policy statement and other documents.
You may elect to take up to the surrender charge free amount each policy year without incurring a surrender charge. Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See DEATH BENEFIT, for more details. A partial surrender also may have a negative impact on certain other benefits and guarantees of your policy. See ADDITIONAL FEATURES, for more details.
Surrenders in excess of the surrender charge free amount may be subject to a surrender charge. Surrenders from the fixed account may be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.
Surrenders from qualified policies may be restricted or prohibited.
During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial.
Delay of Payment and Transfers
Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive in good order all required information at our Administrative Office. We may defer such payment from the separate account if:
•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
•	the SEC permits a delay for the protection of owners.
Transfers of amounts from the subaccounts also may be deferred under these circumstances. In addition, if, pursuant to SEC rules, the Transamerica Aegon Money Market VP portfolio (or any money market portfolio offered under this policy) suspends payment of redemption proceeds in connection with a liquidation of the portfolio, then we may delay payment of any transfer, surrender (either full or partial), loan, or death benefit from the TA Aegon Money Market subaccount until the portfolio is liquidated.
Any payment or transfer request which is not in good order will cause a delay. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” an owner's account. If these laws apply in a particular situation, we would not be allowed to pay any request for surrenders (either full or partial), or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.
Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.

Excess Interest Adjustment
Surrenders, withdrawals, transfers, and amounts applied to an annuity option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. If, at the time of such transactions the guaranteed interest rate set by us for the applicable period has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value (but not below the excess interest adjustment floor described in “Appendix - Excess Interest Adjustment Examples”). However, if the guaranteed interest rate for the applicable period has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value upon surrender or transfer. Please see “Appendix - Excess Interest Adjustment Examples” to see how the excess interest adjustment is calculated and illustrative examples using hypothetical values.
Any amount surrendered in excess of the cumulative interest credited for that guaranteed period option is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.
The formula that will be used to determine the excess interest adjustment is:
S* (G-C)* (M/12)
S	=	Is the amount (before surrender charges, premium taxes and the application of any Guaranteed Minimum Death Benefits, if any) being surrendered, withdrawn, transferred, paid upon death, or applied to an income option that is subject to the excess interest adjustment;
G	=	Is the guaranteed interest rate for the guaranteed period applicable to “S”;
C	=	Is the current guaranteed interest rate then being offered on new premium payments for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month; and
M	=	Number of months remaining in the current option period for “S”, rounded up to the next higher whole number of months.
*	=	multiplication
Please see “Appendix - Excess Interest Adjustment Examples” for more detailed information concerning the excess interest adjustment calculation.
There will be no excess interest adjustment on any of the following:
•	withdrawals of cumulative interest credited for that guaranteed period option;
•	Nursing Care and Terminal Condition Waiver surrenders;
•	Unemployment Waiver surrenders;
•	transfers from a Dollar Cost Averaging fixed source;
•	withdrawals to satisfy any minimum distribution requirements; and
•	systematic withdrawals, which do not exceed cumulative interest credited at the time of payment.
Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.
The excess interest adjustment may vary for certain policies and may not be applicable for all policies.
Signature Guarantee
As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:
•	Any surrenders over $250,000;
•	Certain surrenders on or within 15 days of an address change;
•	Any surrender request made on or within 15 days of an ownership change;
•	Any surrender when we have been directed to send proceeds to a different personal address from the address of record for that owner. PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity for another with the same owner in a “tax-free exchange”;

•	Any surrender when we do not have an originating or guaranteed signature on file;
•	Any other transaction we require.
We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800)525-6205.
You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.
ANNUITY PAYMENTS (THE INCOME PHASE)
Upon the annuity commencement date, which is the date your policy is annuitized and annuity payments begin, your annuity switches from the accumulation phase to the income phase. You can generally change the annuity commencement date by giving us 30 days notice with the new date or age. Unless required by state law this date cannot be earlier than the third policy anniversary. The latest annuity commencement date generally cannot be later than the last day of the month following the month in which the annuitant attains age 99 (earlier if required by state law).
Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse is eligible to and elects to continue the policy). If the annuitant dies after the annuity commencement date, no death benefit is payable and the amount payable will depend on the annuity income option.
Your policy may not be “partially” annuitized, i.e., you may not apply a portion of your policy value to an annuity option while keeping the remainder of your policy in force.
Unless you specify otherwise, the owner will receive the annuity payments. After the annuitant's death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.
Annuity Payment Options
The policy provides several annuity payment options (also known as income options) that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if annuity payments would be less than the amount specified in your policy.) We may require proof of life before making annuity payments.
In deciding on which annuity payment option to elect, you must decide if fixed or variable payments are better for you. If you choose to receive fixed annuity payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable annuity payments. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable annuity payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 3% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease.
You must also decide if you want your annuity payments to be guaranteed for the annuitant's lifetime, a period certain, or a combination thereof. Generally, annuity payments will be lower if you combine a period certain, guaranteed amount, or liquidity with a lifetime guarantee (e.g., Life Income with 10 years Certain and Life with Guaranteed Return of Policy proceeds). Likewise, annuity payments will also generally be lower the longer the period certain (because you are guaranteed payments for a longer time).
A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.
The annuity payment options currently available are explained below. Some options are fixed only.

Income for a Specified Period of at least 10 years (fixed only). We will make level annuity payments only for a fixed period of at least 10 years. No funds will remain at the end of the period. If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.
Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level annuity payments followed by a smaller final annuity payment. If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.
Life Income. You may choose between:
•	No Period Certain (fixed or variable) - Payments will be made only during the annuitant's lifetime. The last annuity payment will be the payment immediately before the annuitant's death.
•	10 Years Certain (fixed or variable) - Payments will be made for the longer of the annuitant's lifetime or ten years.
•	Guaranteed Return of Policy Proceeds (fixed only) - Payments will be made for the longer of the annuitant's lifetime or until the total dollar amount of annuity payments we made to you equals the annuitized amount (i.e., the adjusted policy value).
Joint and Survivor Annuity. You may choose:
•	No Period Certain (fixed or variable) - Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Annuity payments will be made as long as either person is living.
•	10 Year Certain (fixed only) - Payments will be made for the longer of the lifetime of the annuitant and joint annuitant or ten years.
Other annuity payment options may be arranged by agreement with us. Some annuity payment options may not be available for all policies, all ages or we may limit certain annuity payment options to ensure they comply with the applicable tax law provisions.
NOTE CAREFULLY
IF:
•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and
•	the annuitant dies (or both joint annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;
THEN:
•	we may make only one (two, three, etc.) annuity payments.
IF:
•	you choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
•	the person receiving annuity payments dies prior to the end of the guaranteed period;
THEN:
•	the remaining guaranteed annuity payments will be continued to a new payee, or their present value may be paid in a single sum.
We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving annuity payments is responsible for keeping us informed of his/her current address.
You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels) or a later date if agreed to by us. If you do not elect an annuity payment option, the default option will be Life with 10 Years Certain (subject to certain exceptions for qualified policies). If any portion of the default annuitization is a variable payout option, then annuity units will be purchased proportionally based off your available current investment allocations. Please note, all benefits (including guaranteed minimum death benefits and living benefits) terminate upon annuitization. The only benefits that remain include the guarantees provided under the terms of the annuity option.
DEATH BENEFIT
We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option (if you pick a variable annuity payment option fees and expenses will apply), or may choose to receive the death benefit via partial withdrawals, or lump sum withdrawal. The guarantees of these death benefits are based on our claims-paying ability. No death benefit will be payable upon or after the annuity commencement date. Please note that there is a mandatory annuity commencement date.
We will determine the amount of and process the death benefit proceeds, if any are payable on a policy, upon receipt at our Administrative Office of satisfactory proof of the annuitant's death, directions regarding how to process the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). For policies with multiple beneficiaries, we will process when the first beneficiary provides us with due proof of their share of the death proceeds. We will not pay any remaining beneficiary their share until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk until they submit due proof of death. Please note, we may be required to remit the death benefit proceeds to a state prior to receiving “due proof of death.” See OTHER INFORMATION - Abandoned or Unclaimed Property.
Please Note: Such due proof of death must be received in good order to avoid a delay in processing the death benefit claim. Due proof requires selecting a payment option. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The death benefit proceeds remain invested in the separate account in accordance with the allocations made by the policy owner until the beneficiary has provided us with due proof of death. Once we receive due proof of death, investments in the separate account may be reallocated in accordance with the beneficiary's instructions.
We may permit the beneficiary to give a “one-time” written instruction to reallocate the policy value in the separate account to the money market subaccount after the death of the annuitant. If there is more than one beneficiary, all beneficiaries must agree to the reallocation instructions. This one-time reallocation will be permitted if the beneficiary provides satisfactory evidence of the annuitant's death (satisfactory evidence may include a certified death certificate).
When We Pay A Death Benefit
We will pay a death benefit IF:
•	you are both the annuitant and sole owner of the policy; and
•	you die before the annuity commencement date.
We will pay a death benefit to you (owner) IF:
•	you are not the annuitant; and
•	the annuitant dies before the annuity commencement date.
If the sole beneficiary receiving the death benefit is the surviving spouse of the owner, then he or she may elect, if eligible, to continue the policy as the new annuitant and owner, instead of receiving the death benefit. See DEATH BENEFIT - Spousal Continuation. All currently existing surrender charges will be waived.
When We Do Not Pay A Death Benefit
We will not pay a death benefit IF:
•	you are the owner but not the annuitant; and
•	you die prior to the annuity commencement date.
Please note: Distribution requirements apply upon the death of any owner. Generally, upon the owner's death (who is not the annuitant) the entire interest must be distributed within five years. See TAX INFORMATION for a more detailed discussion of the distribution requirements under the Code.
Deaths After the Annuity Commencement Date
The amount payable, if any, on or after the annuity commencement date depends on the annuity income option.
IF:
•	you are not the annuitant; and
•	you die on or after the annuity commencement date; and
•	the entire guaranteed interest in the policy has not been paid;
THEN:
•	the remaining portion of such guaranteed interest in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:
•	you are the owner and annuitant; and
•	you die after the annuity commencement date; and
•	the annuity payment option you selected did not have or no longer has a guaranteed period;
THEN:
•	no additional payments will be made.
Succession of Ownership
If an owner (who is not the annuitant) dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:
•	any surviving owner;
•	primary beneficiary;
•	contingent beneficiary; or
•	owner's estate.
Spousal Continuation
If the sole primary beneficiary is the spouse, upon the owner's or the annuitant's death, the beneficiary may elect to continue the policy in his or her own name. Upon the annuitant's death if such election is made, the policy value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the annuitant. Any excess of the death benefit amount over the policy value will be allocated to each applicable investment option in the ratio that the policy value in the investment option bears to the total policy value. The terms and conditions of the policy that applied prior to the annuitant's death will continue to apply, with certain exceptions described in the policy. For purposes of the death benefit on the continued policy, the death benefit is calculated in the same manner as it was prior to continuation on the date the spouse continues the policy. See TAX INFORMATION - Same Sex Relationships for more information concerning spousal continuation involving same sex spouses.
For these purposes, if the sole primary beneficiary of the policy is a revocable grantor trust and the spouse of the owner/annuitant is the sole grantor, trustee, and beneficiary of the trust and the trust is using the spouse of the owner/annuitant's social security number at the time of claim, she or he shall be treated as the owner/annuitant's spouse. In those circumstances, the owner/annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
For these purposes, if the owner is an individual retirement account within the meaning of IRC sections 408 or 408A and if the annuitant's spouse is the sole primary beneficiary of the annuitant's interest in such account, the annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
Amount of Death Benefit
Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum, partial withdrawals or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, you choose when you buy the policy. The “base policy” death benefit will generally be the greatest of:
•	the policy value on the date we receive the required information in good order at our Administrative Office;
•	the cash value on the date we receive in good order the required information at our Administrative Office (this will be more than the policy value if there is a positive excess interest adjustment that exceeds the surrender charge);
•	minimum required cash value; and
•	the guaranteed minimum death benefit (if one was elected) on the date of death; plus premium payments, minus withdrawals, from the date of death to the date the death benefit is paid less any recaptured premium enhancement. Please see “Appendix - Death Benefit” for illustrative examples regarding death benefit calculations.
Please note: The death benefit terminates upon annuitization and there is a maximum annuity commencement date.
Guaranteed Minimum Death Benefit
The guaranteed minimum death benefit terminates upon annuitization and there is a mandatory annuity commencement date. On the policy application, you may generally choose a guaranteed minimum death benefit (age limitations may apply) for an additional fee. After the policy is issued, you cannot make an election and the death benefit cannot be changed.

Annual Step-Up Death Benefit
Under this option, on each policy anniversary prior to your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. This “step-up” death benefit is equal to:
•	the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitant's date of death or the annuitant's 81st birthday; plus
•	any premium payments since the date of any policy anniversary with the largest policy value; minus
•	any adjusted partial surrenders (please see “Appendix - Death Benefit”) since the date of the policy anniversary with the largest policy value to the date of death; minus
•	withdrawals from the date of death to the date the death benefit is paid.
The Annual Step-Up Death Benefit is not available if you or the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit. See FEE TABLE AND EXPENSE EXAMPLES.
Designated Investment Options. If you elected the Annual Step-Up Death Benefit, you must allocate 100% of your policy value to one or more of the designated investment options approved for the Annual Step-Up Death Benefit. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Please note:
•	All policy value must be allocated to one or more designated investment options or your death benefit will terminate.
•	You may transfer amounts among the designated investment options; however, you cannot transfer any amount to any other subaccount if you elect this death benefit.
Return of Premium Death Benefit
The Return of Premium Death Benefit is equal to:
•	total premium payments; minus
•	any adjusted partial surrenders (please see “Appendix - Death Benefit”) as of the date of death; minus
•	withdrawals from the date of death to the date the death benefit is paid.
This benefit is not available if you or the annuitant is 86 or older on the policy date. There is an extra charge for this death benefit. See FEE TABLE AND EXPENSE EXAMPLES.
Designated Investment Options. If you elected the Return of Premium Death Benefit, you must allocate 100% of your policy value to one or more of the designated investment options approved for the Return of Premium Death Benefit. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Please note:
•	All policy value must be allocated to one or more designated investment options or your death benefit will terminate.
•	You may transfer amounts among the designated investment options; however, you cannot transfer any amount to any other subaccount if you elect this death benefit.
Please note: You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.
The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering a guaranteed minimum death benefit at any time.

Adjusted Partial Surrender
When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments.
The formula used to calculate the adjusted partial surrender amount is: adjusted partial surrender = (amount of the gross partial surrender * value of the current death proceeds immediately prior to the gross partial surrender ) / policy value immediately prior to the gross surrender.
We have included a detailed explanation of this adjustment with examples in the “Appendix - Death Benefit.” This is referred to as “adjusted partial surrender” in your policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial surrender.
TAX INFORMATION
NOTE: We have prepared the following information on federal taxes as a general discussion of the subject. It is not intended as tax advice to any taxpayer. The federal tax consequences discussed herein reflects our understanding of current law, and the law may change. No representation is made regarding the likelihood of continuation of the present federal tax law or of the current interpretations by the Internal Revenue Service. The discussion briefly references federal estate, gift and generation-skipping transfer taxes, but principally discusses federal income taxes. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the policy. You should consult your own tax adviser about your own circumstances.
Introduction
Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code (the “Code”) for annuities. Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until withdrawn. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes. Thus, the owner must generally include in income any increase in the policy value over the investment in the policy during each taxable year.
There are different rules as to how you will be taxed depending on how you take the money out and the type of policy-qualified or nonqualified.
If you purchase the policy as an individual retirement annuity or as a part of a 403(b) plan, 457 plan, a pension plan, a profit sharing plan (including a 401(k) plan), or certain other employer sponsored retirement programs, your policy is referred to as a qualified policy. There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate. To the extent there is a conflict between a plan's provisions and a policy's provisions, the plan's provisions will control.
If you purchase the policy other than as part of any arrangement described in the preceding paragraph, the policy is referred to as a nonqualified policy.
You will generally not be taxed on increases in the value of your policy, whether qualified or nonqualified, until a distribution occurs (e.g., as a surrender, withdrawal, or as annuity payments). However, you may be subject to current taxation if you assign or pledge or enter into an agreement to assign or pledge any portion of the policy. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. All amounts received from the policy that are includible in income are taxed at ordinary income rates; no amounts received from the policy are taxable at the lower rates applicable to capital gains.
The Internal Revenue Service (“IRS”) has not reviewed the policy for qualification as an IRA annuity, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.
The value of living and death benefit options and riders elected may need to be taken into account in calculating minimum required distributions from a qualified plan/or policy.

We may occasionally enter into settlements with owners and beneficiaries to resolve issues relating to the policy. Such settlements will be reported on the applicable tax form (e.g., Form 1099) provided to the taxpayer and the taxing authorities.
Taxation of Us
We are at present taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as a part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account. We may benefit from any dividends received or foreign tax credits attributable to taxes paid by certain underlying fund portfolios to foreign jurisdictions to the extent permitted under federal tax law.
Tax Status of a Nonqualified Policy
Diversification Requirements. In order for a nonqualified variable policy which is based on a segregated asset account to qualify as an annuity policy under Section 817(h) of the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations apply a diversification requirement to each of the subaccounts. Each separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations but we do not have control over the underlying fund portfolio companies. The owners bear the risk that the entire contract could be disqualified as an annuity policy under the Code due to the failure of a subaccount to be deemed to be “adequately diversified.”
Owner Control. In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. In Revenue Ruling 2003-91, the IRS stated that whether the owner of a variable policy is to be treated as the owner of the assets held by the insurance company under the policy will depend on all of the facts and circumstances.
Revenue Ruling 2003-91 also gave an example of circumstances under which the owner of a variable policy would not possess sufficient control over the assets underlying the policy to be treated as the owner of those assets for federal income tax purposes. To the extent the circumstances relating to the issuance and ownership of a policy vary from those described in Revenue Ruling 2003-91, owners bear the risk that they will be treated as the owner of Separate Account assets and taxed accordingly.
We believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets. Concerned owners should consult their own tax advisers regarding the tax matter discussed above.
Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity starting date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the annuity starting date, the entire interest in the policy must generally be distributed (1) within 5 years after such owner's date of death or (2) be used to provide payments to a designated beneficiary for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. The designated beneficiary must be an individual and payments must begin within one year of such owner’s death. However, if upon such owner's death the owner's surviving spouse is the sole beneficiary of the policy, then the policy may be continued with the surviving spouse as the new owner. If any owner is a non-natural person (except in the case of certain grantor trusts), then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner.
In certain instances a designated beneficiary may be permitted to elect a “stretch” withdrawal option as a means of disbursing death proceeds from a nonqualified annuity. The only method we use for making distribution payments from a nonqualified “stretch” withdrawal option is the required minimum distribution method as set forth in Revenue Ruling 2002-62. The applicable payments are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1.
The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

Taxation of Nonqualified Annuities
The following discussion assumes the policy qualifies as an annuity policy for federal income tax purposes.
In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value as collateral for a loan generally will be treated as a distribution of such portion. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. The taxable portion of a distribution is taxable as ordinary income.
Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these rules with a competent tax adviser. A policy owned by a trust using the grantor's social security number as its taxpayer identification number will be treated as owned by the grantor (natural person) for the purposes of our application of Section 72 of the Code. Consult a tax adviser for more information on how this may impact your policy.
Different Individual Owner and Annuitant
If the owner and annuitant on the policy are different individuals, there may be negative tax consequences to the owner and/or beneficiaries under the policy if the annuitant predeceases the owner including, but not limited, to the assessment of penalty tax and the loss of certain death benefit distribution options. You may wish to consult your legal counsel or tax adviser if you are considering designating a different individual as the annuitant on your policy to determine the potential tax ramifications of such a designation.
Annuity Starting Date
This section makes reference to the annuity starting date as defined in Section 72 of the Code and the applicable regulations. Generally, the definition of annuity starting date will correspond with the definition of annuity commencement date used in your policy and the dates will be the same. However, in certain circumstances, your annuity starting date and annuity commencement date will not be the same date. If there is a conflict between the definitions, we will interpret and apply the definitions in order to ensure your policy maintains its status as an annuity policy for federal income tax purposes. You may wish to consult a tax adviser for more information on when this issue may arise.
It is possible that at certain advanced ages a policy might no longer be treated as an annuity contract if the policy has not been annuitized before that age or have other tax consequences. You should consult with a tax adviser about the tax consequences in such circumstances.
Taxation of Annuity Payments
Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.
In general, the excludable portion of each annuity payment you receive will be determined as follows:
•	Fixed payments-by dividing the “investment in the policy” on the annuity starting date by the total expected return under the policy (determined under Treasury regulations) for the term of the payments. This is the percentage of each annuity payment that is excludable.
•	Variable payments-by dividing the “investment in the policy” on the annuity starting date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.
The remainder of each annuity payment is includable in gross income. Once the “investment in the policy” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income. The “investment in the policy” is generally equal to the premiums you pay for the policy, reduced by any amounts you have previously received from the policy that are excludible from gross income.
If you select more than one annuity payment option, special rules govern the allocation of the policy's entire “investment in the policy” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity starting date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the policy” as of the annuity starting date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction on your tax return.
Taxation of Surrenders and Partial Withdrawals - Nonqualified Policies
When you surrender your policy, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the policy”. The “investment in the policy” is generally equal to the premiums you pay for the policy, reduced by any amounts you have previously received from the policy that are excludible from gross income. Partial withdrawals are generally treated first as taxable income to the extent of the excess in the policy value over the “investment in the policy.” Distributions made under the systematic payout option are treated for tax purposes as partial withdrawal, not annuity payments. In general, loans, pledges, and collateral assignments as security for a loan are taxed in the same manner as partial withdrawals and surrenders. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. All taxable amounts received under a policy are subject to tax at ordinary rather than capital gain tax rates.
If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your policy value immediately before a policy withdrawal (or transaction taxed like a withdrawal) may have to be increased by any positive excess interest adjustments that result from the transaction. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax adviser.
The Code also provides that amounts received from the policy that are includible in gross income (including the taxable portion of some annuity payments) may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrender withdrawals and other amounts will be exempt from the penalty tax. Amounts received that are not subject to the penalty tax include, among others, any amounts: (1) paid on or after the taxpayer reaches age 59½; (2) paid after an owner (or where the owner is a non-natural person, an annuitant) dies; (3) paid if the taxpayer becomes disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) over the life of the taxpayer or the joint life of the taxpayer and the taxpayer's designated beneficiary; (5) paid under an immediate annuity; or (6) which come from premium payments made prior to August 14, 1982. Regarding the disability exception, because we cannot verify that the owner is disabled, we will report such withdrawals to the IRS as early withdrawals with no known exception from the penalty tax.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You may wish to consult a tax adviser for more information regarding the imposition of penalty tax.
Guaranteed Lifetime Withdrawal Benefits
For policies with a guaranteed lifetime withdrawal benefit or a guaranteed maximum accumulation benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. It is possible that the withdrawal base (with respect to the guaranteed lifetime withdrawal benefits) and the guaranteed future value (with respect to the guaranteed maximum accumulation benefit) could be taken into account to determine the policy value that is used to calculate the amount of the distribution that would be included in income. The proper treatment of the Income Enhancement Option under a guaranteed lifetime withdrawal benefit is unclear. It is possible that the IRS could determine that the benefit provides some form of long term care insurance. In that event, (1) you could be treated as in receipt of some amount of income attributable to the value of the benefit even though you have not received a payment from your policy, and (2) the amount of income attributable to guaranteed lifetime withdrawal payments could be affected. In view of this uncertainty, you should consult a tax adviser with any questions.
Aggregation
All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner (policyholder) during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distribution (other than annuity payments) occurs. If you are considering purchasing multiple policies from us (or our affiliates) during the same calendar year, you may wish to consult with your tax adviser regarding how aggregation will apply to your policies.
Tax-Free Exchanges of Nonqualified Policies
We may issue the nonqualified policy in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the policy immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional premium payment made as part of the exchange. Your policy value immediately after the exchange may exceed your investment in the policy. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the policy (e.g., as a partial withdrawal, surrender, annuity income payment or death benefit).
If you exchange part of an existing contract for the policy, and within 180 days of the exchange you received a payment other than certain annuity payments (e.g., you make a partial withdrawal) from either contract, the exchange may not be treated as a tax free exchange. Rather, some or all of the amount exchanged into the policy could be includible in your income and subject to a 10% penalty tax.
You should consult your tax adviser in connection with an exchange of all or part of an annuity contract for the policy, especially if you may make a withdrawal from either contract within 180 days after the exchange.
Medicare Tax
Distributions from nonqualified annuity policies are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts. We are required to report distributions made from nonqualified annuity policies as being potentially subject to this tax. While distributions from qualified policies are not subject to the tax, such distributions may be includable in income for purposes of determining whether certain Medicare Tax thresholds have been met. As such, distributions from your qualified policy could cause your other investment income to be subject to the tax. Please consult a tax adviser for more information.
Same Sex Relationships
Section 3 of the Federal Defense of Marriage Act was ruled unconstitutional by the U.S. Supreme Court. The Internal Revenue Service adopted a rule in response thereto recognizing the marriage of same sex individuals validly entered into in a jurisdiction that authorizes same sex marriages, even if the individuals are domiciled in a jurisdiction that does not recognize the marriage. The Internal Revenue Service also ruled that the term “spouse” does not include an individual who has entered into a registered domestic partnership, civil union, or other similar relationship that is not denominated as a marriage under the laws of that jurisdiction. We intend to administer the policy consistent with these rulings until further guidance is provided. Therefore, exercise of the spousal continuation provisions of this policy or any riders by persons who do not meet the definition of “spouse” under federal law – e.g., domestic and civil union partners – may have adverse tax consequences and/or may not be permissible.
Please note the jurisdiction where you are domiciled may not recognize same sex marriage which may limit your ability to take advantage of certain benefits provided to spouses under the policy. There are several unanswered questions regarding the scope and impact of the Supreme Court’s decision and the subsequent guidance provided by the Internal Revenue Service. Please consult a tax adviser for more information on this subject.
Taxation of Death Benefit Proceeds
Amounts may be distributed from the policy because of your death or the death of the annuitant. Generally, such amounts should be includable in the income of the recipient: (1) if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; (2) if distributed via partial withdrawals, these amounts are taxed in the same manner as partial surrenders; or (3) if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.
Transfers, Assignments or Exchanges of Policies
A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the exchange of a policy and certain other transactions, or a change of annuitant other than the owner, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transaction or designation should contact a competent tax adviser with respect to the potential tax effects.
Charges
It is possible that the IRS may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the IRS may treat fees associated with certain optional benefits as a taxable partial withdrawal, which might also be subject to a tax penalty if the partial withdrawal occurs prior to age 59½. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable partial withdrawal, the tax rules associated with these benefits are unclear, and we advise that you consult your tax adviser prior to selecting any optional benefit under the policy.

Federal Estate, Gift and Generation-Skipping Transfer Taxes
Beginning in 2013, the federal estate tax, gift tax and generation-skipping transfer (“GST”) tax exemptions and maximum rates are $5,000,000 indexed for inflation and 40% respectively.
The uncertainty as to how the current law might be modified in the future underscores the importance of seeking guidance from a competent adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.
Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the policy in detail, a purchaser should keep in mind that the value of an annuity policy owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity policy, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.
Qualified Policies
The qualified policy is designed for use with several types of tax-qualified retirement plans which are briefly described below. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59½ (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. The distribution rules under Section 72(s) of the Code do not apply to annuities provided under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code, but other similar rules may. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, employers, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.
Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code for the year, except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders according to the requirements in the IRS regulations (minimum required distributions) must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70½; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the individual retirement annuity (other than nondeductible contributions) generally are taxed only when distributed from the annuity. Distributions prior to age 59½ (unless certain exceptions apply) are subject to a 10% penalty tax.
SIMPLE and SEP IRAs are types of IRAs that allow employers to contribute to IRAs on behalf of their employees. SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions. Subject to certain exceptions, distributions prior to age 59½ are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee's participation in the plan. SEP IRAs permit employers to make contributions to IRAs on behalf of their employees, up to a specified dollar amount for the year and subject to certain eligibility requirements as provided by Section 408(k) of the Code. Distributions from SEP IRAs are subject to the same rules that apply to IRA distributions and are taxed as ordinary income.
The IRS has not reviewed this policy for qualification as a traditional IRA, SIMPLE IRA or SEP IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA, a traditional IRA or other allowed qualified plan. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. The ability to make cash contributions to Roth IRAs is available to individuals with earned income and whose modified adjusted gross income is under a specified dollar amount for the year. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is an amount specified in the Code for the year. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after one of the following: attaining age 59½, to pay for qualified first time home buyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Please note that specific tax ordering rules apply to Roth IRA distributions. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, minimum required distributions at death are generally the same as for traditional IRAs.
The IRS has not reviewed this policy for qualification as a ROTH IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are generally excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to Federal Insurance Contributions Act (FICA or Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989, unless certain events have occurred. Specifically distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59½, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed lifetime withdrawal benefit prior to age 59½. For policies issued after 2008, amounts attributable to non-elective contributions may be subject to distribution restrictions specified in the employer's section 403(b) plan. Employers using the policy in connection with Section 403(b) plans may wish to consult with their tax adviser.
Pursuant to tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request from a 403(b) policy comply with applicable tax requirements before we process your request. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) policies or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.
Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties.
Deferred Compensation Plans. Section 457(b) of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans established and maintained by state and local governments (and their agencies and instrumentalities) and tax exempt organizations. Under such plans a participant may be able to specify the form of investment in which his or her participation will be made. For non-governmental Section 457(b) plans, all such investments, however, are typically owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457(b) plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable in the year paid (or in the year paid or made available in the case of a non-governmental 457(b) plan). Distributions from non-governmental 457(b) plans are subject to federal income tax withholding as wages, distributions from governmental 457(b) plans are subject to withholding as “eligible rollover distributions” as described in the section entitled “Withholding.” below. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties. Deferred compensation plans of governments and tax-exempt entities that do not meet the requirements of Section 457(b) are taxed under Section 457(f), which means compensation deferred under the plan is included in gross income in the first year in which the compensation is not subject to substantial risk of forfeiture.

Ineligible Owners-Qualified
We currently will not issue new policies to/or for the following plans: 403(a), 403(b), 412(i)/412(e)(3), 419, 457 (we will in certain limited circumstances accept 457(f) plans), employee stock ownership plans, Keogh/H.R.-10 plans and any other types of plans at our sole discretion.
Taxation of Surrenders and Partial Withdrawals - Qualified Policies
In the case of a withdrawal under a qualified policy (other than from a deferred compensation plan under Section 457 of the Code), a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the policy” to your total account balance or accrued benefit under the retirement plan. Your “investment in the policy” generally equals the amount of any non-deductible premium payments made by you or on your behalf. If you do not have any non-deductible premium payments, your investment in the contract will be treated as zero.
In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59½, unless you meet one of the exceptions to this rule which are similar to the penalty exceptions for distributions from nonqualified policies discussed above. However, the exceptions applicable for qualified policies differ from those provided to nonqualified policies. You may wish to consult a tax adviser for more information regarding the application of these exceptions to your circumstances. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy.
Qualified Plan Required Distributions
For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70½ or (ii) retires, and must be made in a specified form or manner. If a participant is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA which is not subject to the lifetime required minimum distribution rules), distributions generally must begin no later than April 1 of the year following the calendar year in which the owner (or plan participant) reaches age 70½. The actuarial present value of death and/or living benefit options and riders elected may need to be taken into account in calculating minimum required distributions. Consult a competent tax adviser before purchasing an optional living or death benefit.
Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules. We do not attempt to provide more than general information about the use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.
The Code generally requires that interest in a qualified policy be non-forfeitable. If your policy contains a bonus rider with a recapture, forfeiture, or “vesting” feature, it may not be consistent with those requirements. Consult a tax adviser before purchasing a bonus rider as part of a qualified policy.
You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.
Optional Living Benefits
For policies with a guaranteed lifetime withdrawal benefit or a guaranteed maximum accumulation benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may impact the value of these optional benefits. Additionally, the actions of the qualified plan as contract holder may cause the qualified plan participant to lose the benefit of the guaranteed lifetime withdrawal benefit. In view of this uncertainty, you should consult a tax adviser before purchasing this policy as a qualified policy.
Withholding
The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The amount of withholding varies according to the type of distribution. The withholding rates applicable to the taxable portion of periodic payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. A 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee's spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or 403(b) tax-sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.
Annuity Purchases by Residents of Puerto Rico
The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity policies issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Annuity Policies Purchased by Non-resident Aliens and Foreign Corporations
The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.
Foreign Account Tax Compliance Act (“FATCA”)
If the payee of a distribution from the policy is a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Code as amended by the Foreign Account tax Compliance Act (“FATCA”), the distribution could be subject to U.S. federal withholding tax on the taxable amount of the distribution at a 30% rate irrespective of the status of any beneficial owner of the policy or the distribution. The rules relating to FATCA are complex, and a tax adviser should be consulted if an FFI or NFFE is or may be designated as a payee with respect to the policy.
Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.
We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive.
ADDITIONAL FEATURES
Systematic Payout Option
You can select at any time during the accumulation phase to receive regular withdrawals from your policy by using the systematic payout option. Any systematic withdrawal in excess of the cumulative interest credited from the guaranteed period options at the time of the withdrawal may be subject to an excess interest adjustment. Any systematic withdrawal in excess of your remaining surrender charge free amount may be subject to a surrender charge. Any systematic withdrawal in excess of the remaining rider withdrawal amount could affect your rider values (if elected). Systematic withdrawals can be made monthly, quarterly, semi-annually, or annually. Each withdrawal must be at least $50. Monthly and quarterly systematic withdrawals must generally be made by electronic funds transfer directly to your checking or savings account. There is no charge for this benefit.
Keep in mind that withdrawals under the systematic payout option may be taxable, and if made before age 59½, may be subject to a 10% federal penalty tax.
Liquidity Rider
The optional Liquidity Rider (only available with the B-Share) reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.
Surrender Charge Schedule. The Liquidity Rider reduces the number of years each premium payment is subject to surrender charges from seven years to four years. The surrender charge will remain unchanged from that of the B-Share for the first four years.

Rider Fee. There is an additional charge for this rider which is a percentage of the daily net asset value in the separate account which is deducted in calculating the accumulation unit values. The rider fee is only charged for the first four policy years.
Accumulation Unit Values. We intend to administer the removal of the Liquidity Rider fee by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested once the Liquidity Rider fee is no longer charged. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.
Termination. The rider is irrevocable.
Please note:
•	This feature terminates upon annuitization and there is a mandatory annuity commencement date.
•	We may credit interest in the fixed account (if available) at a lower rate if you select this rider.
The Liquidity Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Additional Death Distribution
The optional Additional Death Distribution rider pays an additional amount (based on rider earnings, if any, since the rider was issued) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution is only available for issue ages through age 80. The Additional Death Distribution is only available with the Return of Premium Death Benefit or the Annual Step-Up Death Benefit. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The Additional Death Distribution benefit is based on our claims-paying ability.
Additional Death Distribution Benefit Amount. The Additional Death Distribution is payable only if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Additional Death Distribution is equal to:
•	the Additional Death Distribution factor (see below); multiplied by
•	the rider earnings, if any, on the date the death benefit is calculated.
Rider earnings are policy gains accrued and not previously withdrawn since the rider date. This amount is equal to the current policy value minus the policy value on the rider date minus premiums paid after the rider date plus amounts withdrawn after the rider date that exceed rider earnings on the date of the withdrawal. No benefit is payable under the Additional Death Distribution rider if there are no rider earnings on the date the death benefit is calculated.
If you purchase your policy as part of a 1035 exchange or add the Additional Death Distribution rider after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Additional Death Distribution is added to your policy.
The Additional Death Distribution factor is 40% for issue ages under 71 and 25% for issue ages 71-80, based on the annuitant’s age.
No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated.
For purposes of computing taxable gains, both the death benefit payable under the policy and the Additional Death Distribution will be considered.
Please see “Appendix - Additional Death Distribution Rider” for an example which illustrates the Additional Death Distribution payable as well as the effect of a partial surrender on the Additional Death Distribution benefit amount.
Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving a death benefit and Additional Death Distribution, the spouse will generally receive a one-time policy value increase equal to the Additional Death Distribution. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 80 if the Additional Death Distribution benefit is still being offered. Certain owners may have the option to continue the rider without receiving the one-time policy value increase. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)

Rider Fee. There is an additional charge for this rider which is a percentage of the policy value which is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the Additional Death Distribution would not pay any benefit (because there are no rider earnings).
Termination. The rider will remain in effect until:
•	you cancel it by notifying our Administrative Office in writing,
•	the policy is annuitized or surrendered,
•	the policy value becomes zero, or
•	the Additional Death Distribution is paid or added to the policy value under a spousal continuation.
Once terminated, the Additional Death Distribution may be re-elected if still being offered; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
The Additional Death Distribution may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Additional Death Distribution+
The optional Additional Death Distribution+ rider pays an additional amount (based on the benefit base) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution+ is only available for issue ages through age 75. The Additional Death Distribution + is only available with the Return of Premium Death Benefit or the Annual Step-Up Death Benefit. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The Additional Death Distribution+ benefit is based on our claims-paying ability.
Additional Death Distribution+ Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:
•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all Additional Death Distribution+ rider fees paid since the rider date.
•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.
The rider benefit base at any time is equal to the policy value less any premium payments added after the rider date.
The rider benefit percentage may vary but equals 30% for issue ages 0 - 70 and 20% for issue ages 71 - 75, based on the annuitant’s age.
No benefit is payable under the Additional Death Distribution+ if the policy value on the date the death benefit is paid is less than the premium payments after the rider date.
For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.
Please see “Appendix - Additional Death Distribution+” for an example that illustrates the additional death benefit payable as well as the effect of a partial surrender on the Additional Death Distribution+ benefit amount.
Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving the death benefit and Additional Death Distribution+, then the spouse will generally receive a one-time policy value increase equal to the Additional Death Distribution+. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 75 if the Additional Death Distribution+ benefit is still being offered. Certain owners may have the option to continue the rider without receiving the one-time policy value increase. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)

Rider Fee. There is an additional charge for this rider which is a percentage of the policy value which, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider.
Please note: The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the rider would not pay any benefits.
Termination. The rider will remain in effect until:
•	you cancel it by notifying our Administrative Office in writing in good order,
•	the policy is annuitized or surrendered,
•	the policy value becomes zero, or
•	the additional death benefit is paid or added to the policy value under a spousal continuation.
If terminated no more than 90 days after policy issue, you may re-elect the Additional Death Distribution+ if it is still being offered, immediately. However, if it is terminated more than 90 days after the policy issue date, the Additional Death Distribution+ may not be re-elected, if it is still being offered, for one year. Please note that if the rider is terminated and then re-elected, the new rider will have its own fees, benefits and features as well as a new rider date which may affect the rider benefit.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
The Additional Death Distribution+ may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Nursing Care and Terminal Condition Waiver
No surrender charges or excess interest adjustments will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:
•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or
•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).
You may exercise this benefit at any time during the accumulation phase. This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. There is no restriction on the maximum amount you may surrender under this benefit. There is no charge for this benefit.
The Nursing Care and Terminal Condition Waiver may vary for certain policies and may not be available for all policies, in all states or at all times.
Unemployment Waiver
No surrender charges or excess interest adjustments will apply to surrenders after you or your spouse become unemployed in certain circumstances (e.g., because you were terminated, laid off, or otherwise lost your job involuntarily). In order to qualify, you (or your spouse, whichever is applicable) must have been:
•	employed full time for at least two years prior to becoming unemployed;
•	employed full time on the policy date;
•	unemployed for at least 60 days in a row at the time of surrender;
•	must have a minimum cash value at the time of surrender of $5,000; and
•	you (or your spouse) must be receiving unemployment benefits.
You must provide written proof from your State's Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.
You may use this benefit at any time during the accumulation phase. This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. There is no restriction on the maximum amount you may surrender under this benefit. There is no charge for this benefit.
The Unemployment Waiver may vary for certain policies and may not be available for all policies, in all states or at all times.

Telephone and Electronic Transactions
Currently, certain transactions may be made by telephone or other electronic means acceptable to us upon our receipt of the appropriate authorization. We may discontinue this option at any time. To access information and perform transactions electronically, we require you to create an account with a username and password, and to maintain a valid e-mail address.
We will not be liable for following instructions communicated by telephone or electronically we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record conversations with you. We may also require written confirmation of the request. When someone contacts our Administrative Office and follows our procedures, we will assume you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of any loss, theft or unauthorized use of your password.
Telephone and other electronic transactions must be received while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Please note that the telephone and/or electronic devices may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider's, or your financial representative's can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request if the volume of transactions is unusually high, we might not have anyone available, or lines available, to take your transaction. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Administrative Office.
We reserve the right to revoke your telephone and other electronic transaction privileges at any time without revoking all owners' privileges. We may deny telephone and electronic transaction privileges to market timers or disruptive traders.
Dollar Cost Averaging Program
During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.
Dollar Cost Averaging programs that may be available under your policy:
•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started. A minimum of $500 per transfer is required. The minimum number of transfers is 6 monthly transfers or 4 quarterly transfers, and the maximum is 24 monthly transfers or 8 quarterly transfers. You can elect to transfer from the fixed account, money market or other specified subaccount.
•	Special —You may only elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment option into a Special Dollar Cost Averaging program. This program is only available for new premium payments, requires transfers from a fixed source, and may credit a higher or lower interest rate than a traditional program. A minimum of $500 per transfer is required ($3,000 or $6,000 to start a 6-month or 12-month program, respectively).
A Dollar Cost Averaging program will begin once we have received in good order all necessary information and the minimum required amount. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order. Please note: Dollar Cost Averaging programs will not begin on the 29th, 30th, or 31st. If a program would have started on one of those dates, it will start on the 1st market day of the following month. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.
NOTE CAREFULLY:
New Dollar Cost averaging instructions are required to start a new Dollar Cost Averaging program once the previous Dollar Cost Averaging program has completed. Additional premium payments, absent new allocation instructions, received after a Dollar Cost Averaging program has completed, will be allocated according to the current premium payment allocations at that time but will not reactivate a completed Dollar Cost Averaging program.

IF:
•	we do not receive all necessary information to begin or restart a Dollar Cost Averaging program
THEN:
•	any amount allocated to a fixed source will be invested in that fixed source but will be transferred to the money market investment option within 30 days of allocation to fixed source if new Dollar Cost Averaging instructions are not received;
•	any amount allocated to a variable source will be invested in that variable source and will remain in that variable investment option; and
•	new Dollar Cost Averaging instructions will be required to begin a Dollar Cost Averaging program.
You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions. Transfers from a Dollar Cost Averaging fixed source are not subject to an excess interest adjustment. A Dollar Cost Averaging program can be used in conjunction with Asset Rebalancing and a guaranteed lifetime withdrawal benefit (subject to any investment restrictions involving the source). There is no charge for this benefit.
The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies, in all states or at all times. See your policy for availability of the fixed account options.
Asset Rebalancing
During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time. If a transfer is requested, we will honor the requested transfer and discontinue asset rebalancing. New instructions are required to start asset rebalancing. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually. Asset rebalancing can be used in conjunction with a guaranteed lifetime withdrawal benefit. Please note, any amounts rebalanced may be immediately transferred to the Portfolio Allocation Method (PAM) investment options as applicable under the Portfolio Allocation Method. There is no charge for this benefit.
Guaranteed Lifetime Withdrawal Benefits
You may elect one of the following optional riders under the policy that offers guaranteed lifetime withdrawal benefits - the Guaranteed Principal SolutionSM Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider. Important aspects of each of these riders are summarized in the “Appendix - Guaranteed Lifetime Withdrawal Benefit Comparison Table” and are described in more detail below. You should consult with tax and financial professionals to determine which of these riders, if any, is appropriate for you.
The following benefit is no longer available, but if you have previously elected this rider you can still upgrade:
•	Income LinkSM Rider
See Rider Grid for additional information on this rider.
Guaranteed Principal SolutionSM Rider
You may elect to purchase the optional Guaranteed Principal SolutionSM Rider (also known as Living Benefits Rider) which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The Guaranteed Principal SolutionSM Rider is only available during the accumulation phase. The Guaranteed Principal SolutionSM Rider is only available for annuitant issue ages through age 0-80. The maximum issue age may be lower if required by state law. The Guaranteed Principal SolutionSM Rider is only available with the Return of Premium Death Benefit or the Annual Step-Up Death Benefit. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. If you elect the Guaranteed Principal SolutionSM Rider you cannot elect another GLWB. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
You should view the Guaranteed Principal SolutionSM Rider as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by the Guaranteed Principal SolutionSM Rider.
Please note:
•	Certain protections under the rider are available only if you hold the rider for ten years.

•	If you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment options under the policy (including guaranteed period options in the fixed account) and the variable investment options you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider. See Portfolio Allocation Method below.
•	Any such transfers out of a guaranteed period option may be subject to an excess interest adjustment. (See Portfolio Allocation Method, below.)
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	Because the guaranteed minimum withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take the maximum advantage of the tax deferral aspect of the policy.
•	The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Guaranteed Principal SolutionSM Rider for a qualified policy.
Guaranteed Minimum Accumulation Benefit of Guaranteed Principal SolutionSM Rider
If you elect the Guaranteed Principal SolutionSM Rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment options you select.
Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten years after you elect the rider), your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date and before the guaranteed future value date, the guaranteed future value is equal to:
•	the guaranteed future value on the rider date; plus
•	a percentage of subsequent premium payments (as described below); less
•	subsequent adjusted partial withdrawals (as described below).
After the guaranteed future value date, the guaranteed future value equals zero.
Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:
Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%

Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, even withdrawals under the guaranteed minimum withdrawal benefits, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:
•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or
•	the gross partial withdrawal amount.
(The gross partial withdrawal amount is the amount you request, plus any surrender charges or excess interest adjustment that may be applicable.)
In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.
See the “Appendix - Guaranteed Principal SolutionSM Rider Adjusted Partial Withdrawals” to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.
Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will add an amount equal to the difference to your policy value (the policy value will then be subject to investment risk). This addition will not increase your “principal back” or “for life” total withdrawal bases. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.
Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. If, on the guaranteed future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000–$90,000) to your policy value.
Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.
Guaranteed Minimum Withdrawal Benefit of Guaranteed Principal SolutionSM Rider
If you elect the Guaranteed Principal SolutionSM Rider, we will provide a maximum annual withdrawal amount (first as withdrawals from your policy value or, if necessary, as payments from us) regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment options you select.
Withdrawal Guarantees. We account for the withdrawals you take under the rider by applying two different withdrawal guarantees:
•	“principal back,” for withdrawals of up to 7% of your total withdrawal base.
•	“for life,” for withdrawals of up to 5% of your total withdrawal base.
When you make a withdrawal, you do not need to specify it as being under either withdrawal guarantee. Any withdrawals that you take while the rider is in effect could have different impacts under each of the withdrawal guarantees - on your maximum annual withdrawal amount, on your total withdrawal base, and on your minimum remaining withdrawal amount. For example, withdrawals that are compliant with the “principal back” maximum withdrawal amount could result in excess withdrawals under the “for life” withdrawal guarantee and, consequently, would reduce the maximum annual withdrawal amount, the total withdrawal base, and the minimum remaining withdrawal amount under the “for life” withdrawal guarantee. (See Adjusted Partial Withdrawals below.)
Example: Assume you make a single premium payment of $100,000 and you have not made any withdrawals or additional premium payments. If you withdraw $6,000, that would be an excess withdrawal of $1,000 ($6,000 - $5,000) under the for life guarantee but not under the principal back guarantee.
Your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix - Guaranteed Principal SolutionSM Rider Adjusted Partial Withdrawals,” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.

Please note:
•	Any amount withdrawn in a rider year (including any surrender charge or excess interest adjustment) in excess of the maximum withdrawal amount is an excess withdrawal.
•	The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee and such impact may be on a greater than dollar-for-dollar basis. (See Maximum Annual Withdrawal Benefit, Total Withdrawal Base, and Minimum Remaining Withdrawal Amount, below.)
•	We will not refund charges that have been paid up to the point of terminating the policy or receiving annuity payments.
Withdrawals under the guaranteed minimum withdrawal benefit also:
•	reduce your policy value;
•	reduce the guaranteed future value;
•	reduce your death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments;
•	may be subject to income taxes and federal tax penalties (See TAX INFORMATION).
Maximum Annual Withdrawal Amount. Under this benefit:
•	you can withdraw up to 7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero.
Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $7,000 (7% of $100,000) each rider year for the next fourteen years and $2,000 in the year immediately thereafter so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).
•	or, you can withdraw up to 5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant's 59th birthday and lasting until the annuitant's death, unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see Adjusted Partial Withdrawals, below). A penalty tax may be assessed on amounts surrendered from the policy before the taxpayer reaches age 59½.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $5,000 (5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).
You can receive up to the maximum annual withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us) under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments, and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount (which cannot exceed the maximum annual withdrawal amount at that time) and frequency (annually, semi-annually, quarterly or monthly) of future withdrawals. Once selected, the amount and frequency of future withdrawals cannot be changed.
Please note:
•	Withdrawals under the 5% “for life” guarantee cannot begin until after the rider anniversary following the annuitant's 59th birthday.
•	Any withdrawal before the rider anniversary following the annuitant's 59th birthday will reduce the benefits under the 5% “for life” guarantee.
•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).
•	You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the maximum annual withdrawal amount during a rider year, you cannot take more than the maximum annual withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a 50% penalty. Further, some qualified policies have withdrawal restrictions that may (with limited exceptions) prevent you from taking withdrawals before age 59½. You should consult a tax adviser before purchasing this rider with a qualified policy.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to:
•	the total withdrawal base on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.
Please note: We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:
•	the minimum remaining withdrawal amount on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees. It is important to calculate separate minimum remaining withdrawal amounts because they can provide different payment amounts not only upon reaching exhaustion but also in certain situations involving continuation after the annuitant's death.
Adjusted Partial Withdrawals. Each rider year, for each withdrawal guarantee (i.e., “principal back” and “for life”), gross partial withdrawals (the amount that you request be withdrawn, plus any surrender charge or excess interest adjustment that may be applicable) up to the maximum annual withdrawal amount for that withdrawal guarantee, will reduce the minimum remaining withdrawal amount for that withdrawal guarantee on a dollar-for-dollar basis, but will not reduce the total withdrawal base for that withdrawal guarantee. For each withdrawal guarantee, gross partial withdrawals in excess of the maximum annual withdrawal amount for that withdrawal guarantee will reduce the total withdrawal base and minimum remaining withdrawal amount for that withdrawal guarantee by the greater of the dollar amount of the excess withdrawal or a pro rata amount (possibly to zero). See “Appendix - Guaranteed Principal SolutionSM Rider Adjusted Partial Withdrawals,” which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.
Please note: Gross partial withdrawals that are compliant with the “principal back” withdrawal guarantee (i.e., withdrawals of the “principal back” maximum annual withdrawal amount) and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life” guarantee, and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis if the policy value is less than the applicable base.
Rider Fee. There is an additional charge for this rider which is a percentage of the “principal back” total withdrawal base on each rider anniversary which is charged annually before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment option in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).
We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.
Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than the same percentage of your policy value if that total withdrawal base is higher than your policy value.
Portfolio Allocation Method
If you elect the Guaranteed Principal SolutionSM Rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the Guaranteed Principal SolutionSM Rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM TA Aegon U.S. Government Securities - Service Class subaccount (which invests in the Transamerica Aegon U.S. Government Securities VP - Service Class portfolio of the Transamerica Series Trust) or certain guaranteed period options of the fixed account (each a “PAM investment option” and collectively, the “PAM investment options”) and the variable investment options you choose. You should read the underlying fund prospectus for the variable PAM investment option(s) carefully before you elect the Guaranteed Principal SolutionSM Rider. We will transfer amounts from your variable investment options to the PAM investment options to the extent we deem necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment options proportionally from all your variable investment options. Currently, PAM transfers are being made to the PAM TA Aegon U.S. Government Securities - Service Class subaccount. We will not transfer amounts to the PAM investment options if your policy value is greater than guarantees under the rider.
PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment options to the PAM investment options to the extent we deem necessary to help manage portfolio risk and support the guarantees under the Guaranteed Principal SolutionSM Rider. You should not view the Guaranteed Principal SolutionSM Rider or PAM as a “market timing” tool or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment options to the PAM investment options, less of your policy value may be available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the Guaranteed Principal SolutionSM Rider.
Under PAM, the mathematical model compares a number of interrelated factors including your policy value and the guarantees under the rider to be provided in the future. The mathematical model also uses assumptions for interest rates, the duration of the policy and stock market volatility. The following table sets forth the most influential of these factors and indicates how each one (assuming all other factors remain constant) could trigger a transfer into or out of the PAM subaccounts.
Factor	Direction of Transfer
Policy Value Increases	Transfer to the investment options
Policy Value Decreases	Transfer to the PAM subaccounts
Interest Rates Increase	Transfer to the investment options
Volatility Increases	Transfer to the PAM subaccounts
The amount of the transfer will vary depending on the magnitude and direction of the change in these factors. We may transfer some or all of your policy value to or from the PAM investment options.
Transactions you make also affect the number of PAM transfers including:
•	additional premium payments; and
•	excess withdrawals.
These transactions will change the policy value relative to the guarantees under the rider and may result in additional PAM transfers.
You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment option are at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer we make out of PAM investment options to your variable investment options will be allocated into your variable investment options in proportion to the amount of policy value in each variable investment option. Please note that if your policy value is 100% allocated to the fixed account, we will be unable to transfer any of your policy value out of PAM investment options.
Generally, transfers to the PAM investment options first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment options when the policy value drops by a cumulative amount of less than 3% in relation to the guarantees. If the policy value continues to fall, more transfers to the PAM investment options will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment option(s) we deem appropriate. The policy value allocated to the PAM investment options will remain there unless the performance of your chosen investment options recovers sufficiently to enable us to transfer amounts back to your investment options while maintaining the guarantees under the Guaranteed Principal SolutionSM Rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.
The Daily Rebalancing Formula Under the Mathematical Model: As noted above, to limit our exposure under the rider, we transfer policy value from your investment options to the PAM subaccounts, to the extent called for by a mathematical model that will not change once you purchase the policy. We do this in order to minimize the need to provide payments (for example, when your policy value goes to zero by other than an excess withdrawal), or to extend the time before any payment is required. When payments become more likely (because your policy value is approaching zero), the mathematical model will tend to allocate more policy value to the PAM subaccounts. If, on the other hand, the policy value is much higher than the guarantees under the rider, then payments may not be necessary, and therefore, the mathematical model will tend to allocate more policy value to the investment options.
Each market day the mathematical model computes a “target allocation,” which is the portion of the policy value that is to be allocated to the investment options.
The target allocation depends on several factors, including the policy value as compared to the guarantees under the rider, the time until payments are likely required, and interest rates. However, as time passes, these factors change. Therefore, the target allocation changes from one market day to the next. See “Appendix - PAM Method Transfers” for more detail regarding the workings of the mathematical model.
Upgrades
Prior to the annuitant's 86th birthday and after the third rider anniversary, you can upgrade the total withdrawal base and guaranteed future value to the policy value by providing us the required notice. The minimum remaining withdrawal amounts will also be upgraded to the policy value and the maximum annual withdrawal amounts will be recalculated.
If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date we receive all necessary information.
Annuitization
If you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your 5% “for life” maximum annual withdrawal amount.
Termination
The Guaranteed Principal SolutionSM Rider will terminate upon the earliest of the following:
•	the date we receive written notice from you in good order requesting termination of the Guaranteed Principal SolutionSM Rider (you may not terminate the rider before the third rider anniversary);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your 5% “for life” maximum annual withdrawal amount);
•	the date the policy to which this rider is attached is assigned or the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
The Guaranteed Principal SolutionSM Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.

Retirement Income Max® Rider
If you elect the Retirement Income Max® Rider identified below, which provides certain guaranteed benefits, the Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company’s requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Max® Rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the Retirement Income Max® Rider that do not invest in funds that utilize volatility control strategies.
You may elect to purchase the optional Retirement Income Max® rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options which are designed to help manage our risk and support the guarantees under the rider. If you elect the Retirement Income Max® rider you cannot elect another GLWB. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income Max® rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
Retirement Income Max® - Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us for life), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or surviving spouse's if the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments, below). A rider year begins on the rider date and thereafter on each anniversary of that date. The withdrawal percentage and growth percentage that are used to determine your rider withdrawal amount will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us. We are under no obligation to notify you when we amend the Rate Sheet Prospectus Supplement. Please contact your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantee provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment options. You should consult with your registered representative to assist you in determining whether these certain investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base on a greater than dollar-for-dollar basis and may cause you to lose the benefit of this rider.
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Max® rider terminates and all benefits thereunder cease.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).
For qualified policies: If the plan participant (generally the annuitant) is at least 70½ years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).
Only amounts calculated as set forth above can be used as the rider withdrawal amount.
If your policy value reaches zero:
•	due to a non-excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.
•	due to an excess withdrawal, then this rider terminates (as does the policy).
Please note:
•	If the rider is added prior to the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, however, you will still be charged a rider fee prior to this time.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified investment options. (See Designated Investment Options below.)
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday.
As noted above, the withdrawal percentage is disclosed in Rate Sheet Prospectus Supplements which may be amended by us from time to time. We are under no obligation to notify you when we amend the Rate Sheet Prospectus Supplement. Please contact your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended. In order to receive the applicable withdrawal percentage: (1) your application must be signed and received within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Withdrawal percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us to receive a Rate Sheet Prospectus Supplement applicable to you. For riders issued prior to May 1, 2015, the applicable withdrawal percentages are set forth in the May 1, 2015 Statement of Additional Information.
Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	the current withdrawal base;
•	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
•	the policy value on any monthiversarySM within the current rider year, (the same day of the month as the rider date, or the next market day if our Administrative Office or the New York Stock Exchange are closed) including the current rider anniversary (see Automatic Step-Up below).
See “Appendix - Hypothetical Example of the Withdrawal Base Calculation - Retirement Income Max® Rider” which illustrates the hypothetical example of the withdrawal base calculation.
Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
As noted above, the growth percentage is disclosed in Rate Sheet Prospectus Supplements which may be amended by us from time to time. We are under no obligation to notify you when we amend the Rate Sheet Prospectus Supplement. Please contact your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended. In order to receive the applicable growth percentage: (1) your application must be signed within the stated time period during which such growth percentages are applicable and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Growth percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us to receive a Rate Sheet Prospectus Supplement applicable to you. For riders issued prior to May 1, 2015, the applicable growth percentages are set forth in the May 1, 2015 Statement of Additional Information

Please note: Because a withdrawal will eliminate the potential application of the growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base, or the withdrawal base is increased by any growth percentage, no automatic step-up will occur. The withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
On each rider anniversary the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the policy value is less than the withdrawal base.
Please Note: We do not monitor for, or notify you of, excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or additional premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an assumed annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the assumed withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,501.
See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options approved for the Retirement Income Max® Rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next market day after you terminate your rider, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.

Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first market day after the fifth rider anniversary. You will be required to terminate the rider first (and lose its benefits).
•	We can eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
Retirement Income Max® - Joint Life Option
If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements). If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.
Please note:
•	The withdrawal percentage for each “age at the time of the first withdrawal” is lower if you elect this option.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for more detail regarding annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
•	This option may not be permitted in the case of certain non-natural owners.
•	The rider's issue ages may vary if you elect this option.
Retirement Income Max® Rider Fees
Retirement Income Max® Rider Fee. The rider fee is calculated on the rider date and at the beginning of each rider quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from your policy value at the end of each rider quarter.
On an annual basis, in general terms, the rider fee is the rider fee percentage times the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) multiplied by (C), where:
(A)	is the withdrawal base;
(B)	is the rider fee percentage; and
(C)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Withdrawal Base = $100,000; Rider Fee percentage = 1.25%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for first quarter rider fee. The rider fee is:
= 100,000*0.0125*(91/365)
= 1,250*(91/365)
= $311.64
We will assess a prorated rider fee upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
On each rider anniversary the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.

Please note regarding the rider fee:
•	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000; and 30 remaining days in the rider quarter.
Example 2: Calculation for first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000*0.0125*(30/365)
= 125*(30/365)
= $10.27
Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):
= 311.64 + 10.27
= $321.91
Retirement Income Max® Rider Issue Requirements
We will not issue the Retirement Income Max® rider unless:
•	the annuitant is not yet age 86 (lower if required by state law);
•	the annuitant is also an owner (except in the case of non-natural owners);
•	there are no more than two owners; and
•	if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).
The use of joint life option may not be permitted in the case of certain non-natural owners.
Termination
The Retirement Income Max® rider will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received before midnight of the 30th calendar day after you receive the rider;
•	the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.
The Retirement Income Max® rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.

Retirement Income Choice® 1.6 Rider
If you elect the Retirement Income Choice® 1.6 Rider identified below, which provides certain guaranteed benefits, the Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company’s requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Choice® 1.6 Rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the Retirement Income Choice® 1.6 Rider that do not invest in funds that utilize volatility control strategies.
You may elect to purchase the optional Retirement Income Choice® 1.6 Rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options. If you elect the Retirement Income Choice® 1.6 rider you cannot elect another GLWB. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income Choice® 1.6 rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
Retirement Income Choice® 1.6 – Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments and Rider Death Benefit Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date.
Of course you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See Appendix – Hypothetical Adjusted Partial Surrenders – Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.

•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment options. You should consult with your registered representative to assist you in determining whether these investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis and may eliminate the benefit.
•	Any withdrawal will reduce your rider death benefit (if applicable).
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Choice® 1.6 rider terminates and all benefits thereunder cease.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments and Rider Death Benefit Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).
For qualified policies: If the plan participant (generally the annuitant) is at least 70½ years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).
Only amounts calculated as set forth above can be used as the rider withdrawal amount.
If your policy value reaches zero:
•	due to a non-excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.
•	due to an excess withdrawal, then the rider terminates (as does the policy).
Please note:
•	If the rider is added prior to the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, however, you will still be charged a rider fee prior to this time.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified funds. (See Designated Investment Options below.)
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:
Age at time of first withdrawal	Single Life Option Riders Issued on or after May 1, 2014	Joint Life Option Riders Issued on or after May 1, 2014	Single Life Option Riders Issued Prior to May 1, 2014	Joint Life Option Riders Issued Prior to May 1, 2014
0-58	0.00%	0.00%	0.00%	0.00%
59-64	4.00%	3.75% *	4.00%	3.50%
65-79	5.00%	4.75% *	5.00%	4.50%
≥ 80	6.00%	5.75% *	6.00%	5.50%
*	For policies issued in New York, these withdrawal percentages will be 0.25% lower.
Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	Current withdrawal base;
•	The withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
•	The policy value on any monthiversarySM (the same day of the month as of the rider date, or the next market day if our Administrative Office or the New York Stock Exchange are closed) within the current rider year, including the current rider anniversary (see Automatic Step-Up below).
Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth percentage is as follows:
Riders Issued On or after May 1, 2014	Riders Issued Prior to May 1, 2014
5.50% *	5.00%
*	For policies issued in New York with the Joint Life Option, the growth percentage will be 0.50% lower.
The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
Please note: Because a withdrawal will eliminate the potential application of the growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base or the withdrawal base increased by any growth credit, no automatic step-up will occur. The withdrawal percentage (as indicated in the withdrawal percentage table) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. Changes as a result of the automatic step-up feature will be reversed. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is magnified if the policy value is less than the withdrawal base. See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical excess withdrawals in more detail.
Please Note: We do not monitor for, or notify you of, excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or subsequent premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an assumed annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the assumed withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,501.
See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options available under the respective designated allocation groups that have been approved for the Retirement Income Choice® 1.6 Rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary) you can terminate this rider. Starting the next market day, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.
Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first market day after the fifth rider anniversary. You will be required to terminate the rider first. If you terminate the rider you will lose all of its benefits.

•	We can change a designated allocation group or eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
Manual Resets. You can effectively “reset” the withdrawal base to the policy value using a manual process under which your current rider is terminated and a new rider is issued. You can only elect a reset during the 30 day periods following each successive fifth rider anniversary and if all other rider issue requirements are met. When the new rider is issued, the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. Your new rider will have a new rider date, new rider fee percentage (which may be higher than your current rider fee percentage), and its own terms and benefits (which may not be as advantageous as the current rider). The new rider date will be the date we receive all necessary information in good order. Please note that this “reset” procedure may be referred to as a “manual upgrade” in your policy rider and other materials.
Please note:
•	Manual resets, unlike automatic step-ups, occur only if you so elect during the 30 day window following each successive fifth rider anniversary.
•	Manual resets result in the purchase of a new rider whose terms may be more or less favorable than the current rider whereas automatic step-ups do not require termination of the existing rider and repurchase of a new rider (although fees may increase at the time of an automatic step-up).
•	Owners may decide to terminate an existing rider if it no longer meets their needs and then elect a new available rider that does.
Retirement Income Choice® 1.6 – Additional Options
You may elect the following options with this rider (the options are not mutually exclusive):
•	Death Benefit;
•	Joint Life; and
•	Income EnhancementSM.
There is an additional fee if you elect the Death Benefit and/or the Income EnhancementSM Benefit option(s) under the rider. If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elect the Joint Life option in combination with the Death Benefit and/or the Income EnhancementSM Benefit option(s), then the fee for each of those additional options will be different than under the Single Life option. See Retirement Income Choice® 1.6 Rider Fees. There may be different issue ages depending upon which options you elect.
Death Benefit. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the death of the annuitant’s spouse if later). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. See DEATH BENEFIT.
Rider Death Benefit. The rider death benefit on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date, the rider death benefit is equal to:
•	the rider death benefit on the rider date; plus
•	subsequent premium payments; less
•	adjustments for withdrawals (as described under Rider Death Benefit Adjustments, below).
Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.
Please note:
•	No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.
•	Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.
•	Manual resets to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.

•	If an owner who is not the annuitant dies and the surviving spouse is eligible to and elects to continue the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime annuity payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
•	The additional death benefit adjustment differs from the adjusted partial surrender amount for the Guaranteed Minimum Death Benefits described in DEATH BENEFIT - Guaranteed Minimum Death Benefits. Accordingly, withdrawals may effect the additional death benefit differently than the Guaranteed Minimum Death Benefits.
The additional death benefit payment option may be referred to as “rider death benefit” on your policy statement and other documents.
Joint Life Benefit. If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION – Tax Status of a Nonqualified Policy – Distribution Requirements). If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.
Please note:
•	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elect this option.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for more detail regarding annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
•	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.
•	You cannot elect a manual reset if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).
•	This option may not be permitted in the case of certain non-natural owners.
Income EnhancementSM Option. If you elect this rider, you can also elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal percentage if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, due to a medical necessity in a hospital or nursing facility due to physical or cognitive ailments. Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”) and confinement must meet the elimination period of 180 days within the last 365 days. The elimination period and waiting period can, but do not need to, run concurrently.
Please note:
•	You cannot elect the Income EnhancementSM Option if the qualifying person or persons is/are already admitted to a hospital or already reside in a nursing facility.
•	Confinement must be prescribed by a physician based on the individual's inability to sustain themselves outside of a hospital or nursing facility due to physical or cognitive ailments.
•	The increase to the withdrawal percentage stops when the qualifying person or persons is/are no longer confined as described above.
•	The hospital and/or nursing facility must meet the criteria listed below to qualify for the benefit.
A Qualifying Hospital must meet the following criteria:
•	It is operated pursuant to the laws of the jurisdiction in which it is located;
•	It is operated primarily for the care and treatment of sick and injured persons on an inpatient basis;
•	It provides 24-hour nursing service by or under the supervision of registered graduate professional nurses;
•	It is supervised by a staff of one or more licensed physicians; and
•	It has medical, surgical and diagnostic facilities or access to such facilities.
A Qualifying Nursing Facility must meet the following criteria:
•	It is operated pursuant to the laws and regulations of the state in which it is located as a nursing facility or Alzheimer's disease facility;

•	It provides care performed or supervised by a registered graduate nurse;
•	It provides room and board accommodations;
•	Will provide 24-hour nursing services, 7 days a week by an on-site Registered Nurse and related services on a continuing inpatient basis;
•	It has a planned program of policies and procedures developed with the advice of, and periodically reviewed by, at least one physician; and
•	It maintains a clinical record of each patient.
A Qualifying Nursing Facility does not include:
•	Assisted living facilities or residential care facilities;
•	A place primarily for treatment of mental or nervous disorders, drug addiction or alcoholism;
•	A home for the aged, a rest home, community living center or a place that provides domestic, resident, retirement or educational care;
•	Personal care homes, personal care boarding homes, residential or domiciliary care homes;
•	A rehabilitation hospital or basic care facilities;
•	Adult foster care facilities, congregate care facilities, family and group living assisted living facilities; or
•	Other facilities similar to those described above.
We will require confirmation of confinement in a qualifying hospital or a qualifying nursing facility while benefit payouts are being received. Confirmation of that confinement will be attained and approved by completing our “Income EnhancementSM Election and Proof of Confinement Questionnaire” form. This form requires additional proof of confinement which may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us which may include information from third party or company interviews and/or visits of the facility. If it is determined that the qualifying individual was not confined in an eligible facility as defined above and has received payments under the Income EnhancementSM Option, those payments could be considered an excess withdrawal and have a negative effect on the rider values. If confinement ceases, you may re-qualify by satisfying another 180-day elimination period requirement.
Retirement Income Choice® 1.6 Fees
Retirement Income Choice® 1.6 Base Rider Fee. The base rider fee is calculated on the rider date and at the beginning of each rider quarter. The base rider fee will be adjusted for any premium additions, excess withdrawals, or transfers between designated investment groups. It will be deducted automatically from your policy value at the end of each rider quarter.
On an annual basis, in general terms, the base rider fee is the applicable rider fee percentage times the withdrawal base.
The base quarterly fee is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:
(A)	is the withdrawal base;
(B)	is the sum of each designated investment group's rider fee percentage multiplied by the applicable designated investment group's value;
(C)	is the total policy value; and
(D)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Fund Allocations such that Group A = $50,000, Group B = $30,000, and Group C = $20,000; Withdrawal Base = $100,000; Policy Value = $100,000; Investment Group fee percentages of Group A = 1.45%, Group B = 1.10% and Group C = 0.70%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for the first quarter fee. The rider fee is:
= 100,000 * [(50,000*0.0145) + (30,000*0.0110) + (20,000*0.0070)] / 100,000 * (91/365)
= 100,000 * (725 + 330 + 140) / 100,000 * (91/365)
= 100,000 * 1,195/100,000 * (91/365)
= 1,195 * (91/365)
= $297.93
We will assess a prorated rider fee upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the base rider fee:
•	Because the base rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the base rider fee is a percentage of the withdrawal base, the amount of the base rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
•	If you make a transfer from one designated allocation group to another designated allocation group that has a higher rider fee percentage, then the resulting rider fee will be higher.
Base Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000, allocated such that Group A = $5,000, Group B = $3,000, and Group C = $2,000; and 30 remaining days in the rider quarter.
Example 2: Calculation of the first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000 * [(5,000*0.0145) + (3,000*0.0110) + (2,000*0.0070)] / 10,000 * (30/365)
= 10,000 * (72.50 + 33 + 14) / 10,000 * (30/365)
= 10,000 * 119.50/10,000 * (30/365)
= 119.50 * (30/365)
= $9.82
Total fee assessed at end of first rider quarter (assuming no further fee adjustments):
= 297.93 + 9.82
= $307.75
We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.
Base Rider Fee Adjustment for Transfers. For transfers that you make between different designated investment options in different designated allocation groups on other than the first market day of a rider quarter, a rider fee adjustment will be applied. This adjustment is necessary because of differences in the rider fee percentages. The adjustment in the rider fee percentage will ensure that you are charged the correct overall rider fee for that quarter. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1, as well as a subsequent premium payment as in Example 2; Withdrawal Base = $110,000; Policy Value = $90,000; Fund Transfer from Group A = $5,000, into Group B = $3,000, and into Group C = $2,000; and 15 remaining days in the rider quarter.
Example 3: Calculation of the first quarter rider fee adjustment for a fund transfer. The fee adjustment is:
= 110,000 * [(-5,000*0.0145) + (3,000*0.0110) + (2,000*0.0070)] / 90,000 * (15/365)
= 110,000 * (-72.50 + 33 + 14) / 90,000 * (15/365)
= 110,000 * -25.50/90,000 * (15/365)
= -31.17 * (15/365)
= $-1.28
Total fee assessed at end of the first rider quarter (assuming no further rider fee adjustments):
= 307.75 - 1.28
= $306.47
Additional Option Fees. If you elect options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit. Each additional fee is charged quarterly before annuitization and is a percentage of the withdrawal base on each rider anniversary.
We will also deduct all rider fees, including additional option fees, pro rata upon surrender of the policy or other termination of the rider.

Retirement Income Choice® 1.6 Rider Issue Requirements
We will not issue the Retirement Income Choice® 1.6 rider if:
•	the annuitant is 86 or older (lower if required by state law);
•	the annuitant is not an owner (except in the case of non-natural owners);
•	there are more than two owners; and
•	the joint life option is elected, and the annuitant’s spouse is 86 or older (lower if required by state law) and (1) is not a joint owner along with the annuitant or (2) is not the sole primary beneficiary (and there is no joint owner).
The use of joint life option may not be permitted in the case of certain non-natural owners.
Termination
The Retirement Income Choice® 1.6 rider and any additional options will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received before midnight of the 30th calendar day after you receive the rider;
•	the date we receive written notice from you requesting termination or manual reset of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount (this option also guarantees that if the annuitant dies before the sum of all annuity payments equals the policy value, and rider benefit if elected, on the maximum annuity commencement date, the annuitant's beneficiary will receive a final payment equal to the difference). Please contact us for more information concerning your options.
The Retirement Income Choice® 1.6 rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options for electing a benefit, please contact your financial intermediary or our Administrative Office.
OTHER INFORMATION
State Variations
The following section describes modifications to this prospectus required by one or more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of policies we issue. References to certain state's variations do not imply that we actually offer policies in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.
Arizona. Owners age 65 and above have a 30 day right to cancel. If canceled, the amount returned will include any fees and charges.
California. The policy may be canceled by returning the policy. A refund will be paid within 30 days from the date notice of cancellation was received and refund will include any fees or charges. Owners age 60 or above have the option to elect immediate investment in investment options of their choice, and receive policy value if they cancel; or, they may allocate the initial premium payment to the money market portfolio for 35 calendar days at the end of which the policy value is moved to the investment options of their choice, and they would receive return of premium if they cancel. The Nursing Care and Terminal Condition Waiver and the Unemployment Waivers are not available. The Income EnhancementSM is not available under the Retirement Income Choice® 1.6 rider. The Retirement Income Max® and Retirement Income Choice® 1.6 riders do not terminate upon ownership changes or assignments. The fixed account is not available.

Connecticut. During the right to cancel period, prior to delivery of the policy, the owner will receive return of premium. The Unemployment Waiver is not available. There is no excess interest adjustment upon annuitization. Premium enhancement recapture only allowed under right to cancel period. The Nursing Care and Terminal Condition Waiver is not available with X-Share. Service charge cannot be assessed at time of surrender. Transfer restrictions apply if more than one transfer is made in a 30 day period. The Income EnhancementSM is not available under the Retirement Income Choice® 1.6 rider. The Retirement Income Max® and Retirement Income Choice® 1.6 riders will not terminate for unapproved ownership changes and assignments, however, we have the right to reject certain ownership changes and assignments involving institutional investors, settlement companies or other similar organizations.
Florida. Owners have a 21 day right to cancel period and will receive Return of Premium. The Unemployment Waiver is not available. Excess interest adjustment is not applied upon annuitization or death. The annuity commencement date is not allowed until after the first policy year. The Retirement Income Max® and Retirement Income Choice® 1.6 riders will terminate if the policy to which this rider is attached has an ownership change or the policy is assigned.
Montana. The Unemployment Waiver is not available. Premium enhancement recapture does not include unemployment. Death benefit must be paid within 60 days and any interest due after 30 days.
New York. Under the right to cancel provision the premium payment allocated to the fixed account, if any, plus the policy value in the separate account, if any, including any fees and charges is returned. If the policy is a replacement, the right to cancel period is extended to 60 days. Additional Death Distribution, Additional Death Distribution + and the Income EnhancementSM under the Retirement Income Choice® 1.6 rider, Unemployment Waiver and Telephone transactions are not available. There is no excess interest adjustment. Premium enhancement recapture is not available with death or annuitization. Death benefit payable during the accumulation phase is the greater of policy value or guaranteed minimum death benefit, if any. Policy value is used upon annuitization. Annuity commencement date cannot be earlier than the first policy anniversary. Retirement Income Max® Rider issue requirements are annuitant is 58 - 85 for Single Life or 65 - 85 for Joint Life. Guaranteed Principal SolutionSM,  Retirement Income Max® and Retirement Income Choice® 1.6 rider fees cannot be deducted from the fixed account if available. The Retirement Income Max® and Retirement Income Choice® 1.6 riders do not terminate upon ownership changes or assignments.
North Dakota. Right to cancel period is 20 days.
Oregon. Retirement Income Choice® 1.6 rider will not terminate upon assignment or ownership changes.
Washington. The Retirement Income Choice® 1.6 designated funds excludes fixed account and does not allow funds to be allocated to the Dollar Cost Averaging fixed account. Guaranteed Principal SolutionSM rider fee cannot be deducted from the fixed account.
Ownership
You, as owner of the policy, exercise all rights under the policy. You can generally change the owner at any time by notifying us in writing at our Administrative Office. There may be limitations on your ability to change the ownership of a qualified policy. An ownership change may be a taxable event.
Beneficiary
The beneficiary designation will remain in effect until changed. The owner may change the designated beneficiary by sending us written notice. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) We will not be liable for any payment made before the written notice is received in our Administrative Office. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If, upon the death of the annuitant, there is a surviving owner(s), then the surviving owner(s) automatically takes the place of any beneficiary designation.
Right to Cancel Period
You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days after you receive the policy (for replacements the right to cancel period is generally 30 days), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account. You bear the risk of any decline in policy value during the right to cancel period. However, if state law requires, we will refund your original premium payment(s). We will pay the refund within seven days after we receive in good order within the applicable period at our Administrative Office, written notice of cancellation and the returned policy. The policy will then be deemed void. If you selected the X-Share, the amount of the premium enhancement may be recaptured.

Assignment
You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment in good order at our Administrative Office and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the policy before we approve the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.
Termination for Low Value
If a partial surrender or fee (including an optional rider fee, administrative fee, or owner transaction fee) reduces your cash value below the minimum specified in your policy, we reserve the right to terminate your policy and send you a full distribution of your remaining cash value. All benefits associated with your annuity policy will be terminated. Federal law may impose restrictions on our right to terminate certain qualified policies. We do not currently anticipate exercising this right if you have certain optional benefits, however, we reserve the right to do so. For all other policies, including policies with certain other optional benefits, we intend to exercise this termination provision.
Sending Forms and Transaction Requests in Good Order
We cannot process your requests for transactions relating to the policy until they are received in good order. “Good order” means the actual receipt of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction: your completed application; the policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the signatures of all owners (exactly as registered on the Policy) if necessary; Social Security Number or Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner's consents. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
“Received” or receipt in good order generally means that everything necessary must be received by us, at our Administrative Office specified in the Glossary of Terms. We reserve the right to reject electronic transactions that do not meet our requirements.
Regulatory Modifications to Policy
We reserve the right to amend the policy or any riders attached thereto as necessary to comply with specific direction provided by state or federal regulators, through change of law, rule, regulation, bulletin, regulatory directives or agreements.
Certain Offers
From time to time, we have (and we may again) offered you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits.
When we make an offer, we may vary the offer amount, up or down, among the same group of policy owners based on certain criteria such as account value, the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of policy owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining policy owners in the same group.
If you accept an offer that requires you to terminate a guaranteed benefit and you retain your policy, we will no longer charge you for it, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.
Mixed and Shared Funding
The underlying fund portfolios may serve as investment vehicles for variable life insurance policies, variable annuity policies and retirement plans (“mixed funding”) and shares of the underlying fund portfolios also may be sold to separate accounts of other insurance companies (“shared funding”). While we currently do not foresee any disadvantages to owners and participants arising from either mixed or shared funding, it is possible that the interests of owners of various policies and/or participants in various plans for which the underlying fund portfolios serve as investments might at some time be in conflict. We and each underlying fund portfolio’s Board of Directors intend to monitor events in order to identify any material conflicts and to determine what action, if any, to take. Such action could include the sale of underlying fund portfolio shares by one or more of the separate accounts, which could have adverse consequences. Such action could also include a decision that separate funds should be established for variable life and variable annuity separate accounts. In such an event, we would bear the attendant expenses, but owners and plan participants would no longer have the economies of scale resulting from a larger combined fund. Please read the prospectuses for the underlying fund portfolios, which discuss the underlying fund portfolios’ risks regarding mixed and shared funding, as applicable.
Exchanges and/or Reinstatements
You can generally exchange a nonqualified annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code or transfer qualified policies directly to another life insurance company as a “trustee-to-trustee transfer”. Before making an exchange or transfer, you should compare both annuities carefully. Remember that if you exchange or transfer another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity, and there may be a new surrender charge period under this annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange or transfer another annuity for this one unless you determine, after knowing all the facts, that the exchange or transfer is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange, transfer or otherwise).
You may ask us to reinstate your policy after such an exchange, transfer or full or partial surrender and in certain limited circumstances we will allow you to do so by returning the same total dollar amount of funds distributed to the applicable investment options. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. Generally, unless you return the original company check, your annuity policy is nonqualified and a portion of the prior withdrawal was taxable, we are required to report the taxable amount from the distribution to the IRS even though the funds have been reinstated. The cost basis will be adjusted accordingly. The taxable amount will be reported on Form 1099-R which you will receive in January of the year following the distribution. We recommend that you consult a tax professional to explain the possible tax consequences of reinstatements.
Voting Rights
To the extent required by law, we will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and/or other individuals that have voting interests in the portfolios. We will send you and/or other individuals requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.
Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.
Abandoned or Unclaimed Property
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity, life and other insurance policies) under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information and identifying information for owners, insureds, annuitants, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us.
Legal Proceedings
We, like other life insurance companies, are subject to regulatory and legal proceedings, including class action lawsuits, in the ordinary course of our business. Such legal and regulatory matters include proceedings specific to us and other proceedings generally applicable to business practices in the industry in which we operate. In some lawsuits and regulatory proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or regulatory proceeding cannot be predicted with certainty, at the present time, we believe that there are no pending or threatened proceedings or lawsuits that are likely to have a material adverse impact on the separate account, on TCI's ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.

We are currently being audited on behalf of multiple states' treasury and controllers' offices for compliance with laws and regulations concerning the identification, reporting and escheatment of unclaimed benefits or abandoned funds. The audits focus on insurance company processes and procedures for identifying unreported death claims, and their use of the Social Security Master Death File to identify deceased policy and policy holders. In addition, we are the subject of multiple state Insurance Department inquiries and market conduct examinations with a similar focus on the handling of unreported claims and abandoned property. The audits and related examination activity have resulted in or may result in additional payments to beneficiaries, escheatment of funds deemed abandoned, administrative penalties and changes in our procedures for the identification of unreported claims and handling of escheatable property. We do not believe that any regulatory actions or agreements that have resulted from or will result from these examinations has had or will have a material adverse impact on the separate account, on TCI's ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.
Cyber Security
Our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners. Consequently, our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service provides may adversely affect us and your policy value. For instance, cyber-attacks may: interfere with our processing of policy transactions, including the processing of orders from our website or with the underlying funds; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. There can be no assurance that we, the underlying funds or our service providers will avoid losses affecting your policy that result from cyber-attacks or information security breaches.
For a complete description regarding Transamerica’s policies for its websites, including the Privacy Policy and Terms of Use for such websites, please visit: https://www.transamerica.com/individual/privacy-policy and https://www.transamerica.com/individual/terms-of-use.
Information About Us
We are engaged in the sale of life and health insurance and annuity policies. Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company Inc., and is licensed in all states and the District of Columbia, Guam, Puerto Rico, and the U.S. Virgin Islands. Transamerica Financial Life Insurance Company was incorporated under the laws of the State of New York on October 3, 1947 and is licensed in all states and the District of Columbia. We are a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by Aegon N.V. of The Netherlands, the securities of which are publicly traded. Aegon N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.
All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of ours. Accordingly, no financial institution, brokerage firm or insurance agency is responsible for our financial obligations arising under the policies.
Financial Condition
We pay benefits under your policy from our general account assets and/or from your policy value held in the separate account. It is important that you understand that payments of the benefits are not assured and depend upon certain factors discussed below.
Assets in the Separate Account. You assume all of the investment risk for your policy value that is allocated to the subaccounts of the separate account. Your policy value in those subaccounts constitutes a portion of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. You also may be permitted to make allocations to guaranteed period options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the separate account). Therefore, any amounts that we may be obligated to pay under the policy in excess of policy value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the separate account, however, are also available to cover the liabilities of our general account, but only to the extent that the separate account assets exceed the separate account liabilities arising under the policies supported by it.
We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.
As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligation we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. In addition, we hedge our investments in our general account, and may require purchasers of certain of the variable insurance products that we offer to allocate premium payments and policy value in accordance with specified investment requirements. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments. We may also experience liquidity risk if our general account assets cannot be readily converted into cash to meet obligations to our policy owners or to provide the collateral necessary to finance our business operations.
How to Obtain More Information. We encourage both existing and prospective policy owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Iowa Department of Insurance as well as the financial statements of the separate account are located in the Statement of Additional Information (SAI). For a free copy of the SAI, simply call or write us at the phone number or address of our Administrative Office referenced in this prospectus. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. Our financial strength ratings which reflect the opinions of leading independent rating agencies of our ability to meet our obligations to our policy owners, are available on our website (https://www.transamerica.com/individual/what-we-do/about-us/financial-strength/), and the websites of these nationally recognized statistical ratings organizations – A.M. Best Company (www.ambest.com), Moody’s Investors Service (www.moodys.com), Standard & Poor’s Rating Services (www.standardandpoors.com) and Fitch, Inc. (www.fitchratings.com).
The Separate Account
Each separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios. Each separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or us. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to our other income, gains or losses.
The assets of each separate account are held in our name on behalf of the separate account and belong to us. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business we may conduct. The separate account may include other subaccounts that are not available under these policies. We do not guarantee the investment results of the Separate Account.
The Funds
At the time you purchase your policy, you may allocate your premium payment to subaccounts. These are subdivisions of our separate account, an account that keeps your policy assets separate from our company assets. The subaccounts then purchase shares of underlying fund portfolios set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each underlying fund portfolio has varying degrees of investment risk. Underlying fund portfolios are also subject to separate fees and expenses such as management fees and operating expenses. “Master-feeder” or “fund of funds” invest substantially all of their assets in other mutual funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Read the underlying fund portfolio prospectuses carefully before investing. We do not guarantee the investment results of any underlying fund portfolio. Certain underlying fund portfolios may not be available in all states and in all share classes. Please see “Appendix - Underlying Fund Portfolios Associated with the Subaccounts” for additional information.

Other Transamerica Policies
We offer a variety of fixed and variable annuity policies. They may offer features, including investment options, and have fees and charges, that are different from those in the policy offered by this Prospectus. Not every policy we issue is offered through every financial intermediary. Some financial intermediaries may not offer and/or limit the offering of certain features or options, as well as limit the availability of the policies, based on issue age, or other criteria established by the financial intermediary. Upon request, your financial professional can show you information regarding other Transamerica annuity policies that he or she distributes. You can also contact us to find out more about the availability of any of the Transamerica annuity policies.
You should work with your financial professional to decide whether this policy is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.
Distribution of the Policies
Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We pay commissions to TCI which are passed through to selling firms. (See below). We also pay TCI an “override” that is a percentage of total commissions paid on sales of our policies which is not passed through to the selling firms and we may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies. TCI markets the policies through bank affiliated firms, national brokerage firms, regional and independent broker-dealers and independent financial planners.
Compensation to Broker-Dealers Selling the Policies. The policies are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay commissions through TCI to the selling firms for their sales of the policies.
A limited number of affiliated and unaffiliated broker-dealers were paid commissions and overrides to “wholesale” the policies, that is, to provide sales support and training to sales representatives at the selling firms. We also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to the policies that have already been purchased.
The selling firms that have selling agreements with us and TCI are paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, and the share purchased, but the commission range is from 1.25% up to 7.2% of premium payments (additional amounts may be paid as overrides to wholesalers).
To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below.
The sales representative who sells you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a policy. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.
You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these differences may create an incentive for the selling firm or its sales representatives to recommend or sell this policy to you. You may wish to take such incentives into account when considering and evaluating any recommendation relating to the policies.
Special Compensation Paid to Affiliated Firms. We and/or our affiliates provide paid-in capital to TCI and pay the cost of TCI's operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.
TCI's registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan forgiveness or loan guarantees.

Additional Compensation That We, TCI and/or Our Affiliates Pay to Selected Selling Firms. TCI, in connection with the sales of the policies, may pay certain selling firms additional cash amounts for “preferred product” treatment of the policies in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing TCI with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences, meetings, seminars, events, and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, TCI and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell the policies. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.
In addition, TCI paid selling firms other special fees based on new sales and/or assets under management. During 2014, TCI had such “preferred product” arrangements with at least 52 broker-dealers and other financial intermediaries. Some of the more significant entities were:
AXA Network, LLC • BBVA Securities, Inc. • Cambridge Investment Research, Inc. • CCO Investments • Centarus Financial, Inc. •  Cetera Advisors LLC• Cetera Advisors Networks LLC• Cetera Financial Specialists LLC • Cetera Investment Services LLC• CFD Investments, Inc. • Commonwealth Financial Network • Edward D. Jones & Co., L.P. • Equity Services, Inc. • Fifth Third Securities, Inc. • First Allied Holdings, Inc. • FSC Securities Corporation • Gary Goldberg & Company, Inc. • Hantz Financial Services, Inc. •  Invest Financial Corporation • Investacorp, Inc. • Investment Centers of America, Inc. • James T. Borello & Co, • Janney Montgomery Scott, LLC • LPL Financial, LLC. • M&T Securities Product Management • Merrill Lynch, Pierce, Fenner & Smith Inc. • MetLife Securities, Inc. • Money Concepts Capital Corporation • Morgan Stanley Smith Barney, Inc. • National Planning Corporation • New England Securities Corporation • NFP Securities Inc. • Park Avenue Securities, LLC • Raymond James & Associates, Inc. • Raymond James Financial Services, Inc. • Royal Alliance Associates, Inc. • SagePoint Financial, Inc. • Securities America, Inc. • Sigma Financial Corporation • Signator Investors, Inc. • SII Investments, Inc. • SunTrust Investment Services • The Huntington Investment Company • Transamerica Financial Advisors, Inc. • Triad Advisors, Inc. • US Bancorp Investments, Inc. • VOYA Financial Partners, LLC • VSR Financial Services, Inc. • Wells Fargo Advisors, LLC • Wells Fargo Advisors Financial Network LLC •  Wells Fargo Investments LLC • Woodbury Financial
For the calendar year ended December 31, 2014 TCI paid approximately 28,300,000 various brokers and other financial intermediaries in connection with revenue sharing arrangements.
No specific charge is assessed directly to owners or the separate account to cover commissions, non-cash compensation, and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
Glossary of Terms
The Policy - General Provisions
Investment Experience
Performance
Historical Performance Data
Published Ratings
State Regulation of Us
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Independent Registered Public Accounting Firm
Other Information
Financial Statements

GLOSSARY OF TERMS
accumulation unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.
adjusted policy value—The policy value increased or decreased by any excess interest adjustment.
Administrative Office—Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.
annuitant—The person on whose life any annuity payments involving life contingencies will be based.
annuitize (annuitization)—When you switch from the accumulation phase to the income phase and we begin to make annuity payments to you (or your payee).
annuity commencement date—The date upon which annuity payments are to commence. This date may not be later than the last day of the policy month following the month in which the annuitant attains age 99 (earlier if required by state law).
annuity payment option—A method of receiving a stream of annuity payments selected by the owner.
assumed investment return or AIR—The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
cash value—The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).
excess interest adjustment—A positive or negative adjustment to amounts surrendered (both partial or full surrenders) and transfers or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by us since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum. The excess interest adjustment does not apply to policies issued in New York by Transamerica Financial Life Insurance Company.
fixed account—One or more investment options under the policy that are part of our general assets and are not in the separate account.
guaranteed lifetime withdrawal benefit—Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Guaranteed Principal SolutionSM Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider.
guaranteed period options—The various guaranteed interest rate periods of the fixed account which we may offer and into which premium payments may be paid or amounts transferred or amounts transferred when available.
owner (you, your)—The person who may exercise all rights and privileges under the policy.
policy date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
policy value—On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross surrenders (surrenders plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge plus or minus any excess interest adjustment); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
•	accumulated losses in the separate account; minus
•	service charges, rider fees (including those imposed upon rider termination), premium taxes, transfer fees, and other charges, if any.
policy year—A policy year begins on the policy date and on each anniversary thereafter.
separate account—Separate Account VA B and Separate Account VA BNY, separate accounts established and registered as unit investment trusts under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
separate account value—The portion of the policy value that is invested in the separate account.

subaccount—A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
surrender charge free amount—The amount that can be withdrawn each policy year without incurring any surrender charges and excess interest adjustment (if applicable). Please see “EXPENSES – Surrender Charges” for more explanation.
valuation period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made generally at the close of business on each market day.
written notice—Written notice, signed by the owner, that gives us the information we require and is received in good order at the Administrative Office. For some transactions, we may accept an electronic notice or telephone instructions. Such electronic notice must meet the requirements for good order that we establish for such notices.

APPENDIX
UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS
Please Note: We reserve the right to change investment choices made by purchasers of the Guaranteed Principal SolutionSM Rider, including changing the PAM investment option, as we deem necessary to support the guarantees under these riders.
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
AB VARIABLE PRODUCTS SERIES FUND, INC. (3)
AB Balanced Wealth Strategy Portfolio - Class B(4)	AB Balanced Wealth Strategy Portfolio - Class B(4)	AllianceBernstein L.P.
Investment Objective: Maximize total return consistent with the Adviser's determination of reasonable risk.
AB Growth and Income Portfolio – Class B(5)	AB Growth and Income Portfolio – Class B(5)	AllianceBernstein L.P.
Investment Objective: Long-term growth of capital.
AMERICAN FUNDS INSURANCE SERIES® TRUST
American Funds - Asset Allocation FundSM - Class 2	American Funds - Asset Allocation FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: High total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds - Bond FundSM - Class 2	American Funds - Bond FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To provide as high a level of current income as is consistent with the preservation of capital.
American Funds - Growth FundSM - Class 2	American Funds - Growth FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: Growth of capital.
American Funds - Growth-Income FundSM - Class 2	American Funds - Growth-Income FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: Long-term growth of capital and income.
American Funds - International FundSM - Class 2	American Funds - International FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: Capital growth.
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Balanced Portfolio - Service Class 2	Fidelity VIP Balanced Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks income and capital growth consistent with reasonable risk.
Fidelity VIP Contrafund® Portfolio – Service Class 2	Fidelity VIP Contrafund® Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Long-term capital appreciation.
Fidelity VIP Mid Cap Portfolio – Service Class 2	Fidelity VIP Mid Cap Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Long-term growth of capital.
Fidelity VIP Value Strategies Portfolio – Service Class 2	Fidelity VIP Value Strategies Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Capital appreciation
GE INVESTMENTS FUNDS, INC.
GE Investments Total Return Fund - Class 3	GE Investments Total Return Fund - Class 3	GE Asset Management, Inc.
Investment Objective: Seeks the highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.
TRANSAMERICA SERIES TRUST
TA Aegon High Yield Bond - Service Class	Transamerica Aegon High Yield Bond VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: High level of current income by investing in high-yield debt securities.
TA Aegon Money Market - Service Class(2)	Transamerica Aegon Money Market VP – Service Class(2)	Aegon USA Investment Management, LLC
Investment Objective: Maximum current income from money market securities consistent with liquidity and preservation of principal.
TA Aegon Tactical Vanguard ETF - Balanced - Service Class	Transamerica Aegon Active Asset Allocation - Moderate VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation and current income.
TA Aegon Tactical Vanguard ETF - Conservative - Service Class	Transamerica Aegon Active Asset Allocation - Conservative VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Current income and preservation of capital.
TA Aegon Tactical Vanguard ETF - Growth - Service Class	Transamerica Aegon Active Asset Allocation - Moderate Growth VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation with current income as secondary objective.
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: High level of total return as is consistent with prudent investment strategies.

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA AB Dynamic Allocation - Service Class(6)	Transamerica AB Dynamic Allocation VP - Service Class(6)	Alliance Bernstein L.P.
Investment Objective: Capital appreciation and current income.
TA American Funds Managed Risk - Balanced - Service Class(7)	Transamerica American Funds Managed Risk VP - Service Class(7)	Milliman Financial Risk Management LLC(7)
Investment Objective: Seeks to provide total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
TA Asset Allocation - Conservative - Service Class	Transamerica Asset Allocation - Conservative VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: Current income and preservation of capital.
TA Asset Allocation - Growth - Service Class	Transamerica Asset Allocation - Growth VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: Long-term capital appreciation.
TA Asset Allocation - Moderate - Service Class	Transamerica Asset Allocation - Moderate VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation and current income.
TA Asset Allocation - Moderate Growth - Service Class	Transamerica Asset Allocation - Moderate Growth VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation with current income as a secondary objective.
TA Barrow Hanley Dividend Focused - Service Class	Transamerica Barrow Hanley Dividend Focused VP – Service Class	Barrow, Hanley, Mewhinney, & Strauss, LLC
Investment Objective: Long-term capital growth.
TA BlackRock Global Allocation - Service Class	Transamerica BlackRock Global Allocation VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: High total investment return. Total investment return is the combination of capital appreciation and investment income.
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Balanced VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide capital appreciation and income while seeking to manage volatility.
TA BlackRock Global Allocation Managed Risk - Growth - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Growth VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide capital appreciation and income while seeking to manage volatility.
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class	BlackRock Financial Management, Inc.
Investment Objective: Capital appreciation with current income as secondary objective.
TA Clarion Global Real Estate Securities - Service Class	Transamerica Clarion Global Real Estate Securities VP – Service Class	CBRE Clarion Securities, LLC
Investment Objective: Long-term total return from investments primarily in equity securities of real estate companies. Total return consists of realized and unrealized capital gains and losses plus income.
TA International Moderate Growth - Service Class	Transamerica International Moderate Growth VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation with current income as a secondary objective.
TA JPMorgan Core Bond - Service Class	Transamerica JPMorgan Core Bond VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Total return, consisting of current income and capital appreciation.
TA JPMorgan Enhanced Index - Service Class	Transamerica JPMorgan Enhanced Index VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Earn a total return modestly in excess of the total return performance of the Standard & Poor's 500 Index (including the reinvestment of dividends) while maintaining a volatility of return similar to the S&P 500 Index.
TA JPMorgan Mid Cap Value - Service Class	Transamerica JPMorgan Mid Cap Value VP–Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Growth from capital appreciation.
TA JPMorgan Tactical Allocation - Service Class	Transamerica JPMorgan Tactical Allocation VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Current income and preservation of capital.
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP–Service Class	Janus Capital Management LLC
Investment Objective: Long-term capital growth, consistent with preservation of capital and balanced by current income.
TA Jennison Growth - Service Class	Transamerica Jennison Growth VP– Service Class	Jennison Associates LLC
Investment Objective: Long-term growth of capital.

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class	QS Legg Mason Global Asset Allocation, LLC
Investment Objective: Seeks capital appreciation and income.
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class	QS Legg Mason Global Asset Allocation, LLC
Investment Objective: Seeks capital appreciation and income.
TA MFS International Equity - Service Class	Transamerica MFS International Equity VP – Service Class	MFS ® Investment Management
Investment Objective: Capital growth.
TA Market Participation Strategy - Service Class	Transamerica Market Participation Strategy VP - Service Class	Quantitative Management Associates LLC
Investment Objective: Seeks capital appreciation.
TA Morgan Stanley Capital Growth - Service Class	Transamerica Morgan Stanley Capital Growth VP – Service Class	Morgan Stanley Investment Management Inc.
Investment Objective: Maximize long-term growth.
TA Morgan Stanley Mid Cap Growth - Service Class	Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class	Morgan Stanley Investment Management Inc.
Investment Objective: Capital appreciation.
TA Multi-Manager Alternative Strategies(8)	Transamerica Multi-Manager Alternative Strategies VP(8)	Transamerica Asset Management, Inc.
Investment Objective: Seeks long-term capital appreciation.
TA Multi-Managed Balanced - Service Class	Transamerica Multi-Managed Balanced VP – Service Class	J.P. Morgan Investment Management Inc. and Aegon USA Investment Management, LLC
Investment Objective: High total investment return through investments in a broadly diversified portfolio of stock, bonds and money market instruments.
TA PineBridge Inflation Opportunities- Service Class	Transamerica PineBridge Inflation Opportunities VP - Service Class	Pacific Investment Management Company LLC
Investment Objective: Maximum real return consistent with preservation of real capital and prudent investment management.
TA PIMCO Tactical - Balanced - Service Class	Transamerica PIMCO Tactical–Balanced VP–Service Class	PineBridge Investments LLC
Investment Objective: Seeks a combination of capital appreciation and income.
TA PIMCO Tactical - Conservative - Service Class	Transamerica PIMCO Tactical–Conservative VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income.
TA PIMCO Tactical - Growth - Service Class	Transamerica PIMCO Tactical–Growth VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income.
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class	Pacific Investment Management Company LLC
Investment Objective: Maximum total return consistent with preservation of capital and prudent investment management.
TA Systematic Small Mid Cap Value - Service Class	Transamerica Systematic Small/Mid Cap Value VP – Service Class	Systematic Financial Management L.P.
Investment Objective: Maximize total return.
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class	T. Rowe Price Associates, Inc.
Investment Objective: Long-term growth of capital by investing primarily in common stocks of small growth companies.
TA Torray Concentrated Growth - Service Class	Transamerica Torray Concentrated Growth VP – Service Class	Torray, LLC
Investment Objective: High total return.
TA TS&W International Equity - Service Class	Transamerica TS&W International Equity VP – Service Class	Thompson, Siegel & Walmsley LLC
Investment Objective: Long-term capital appreciation.
TA Vanguard ETF - Balanced - Service Class	Transamerica Vanguard ETF Portfolio - Balanced VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Balance capital appreciation and income.
TA Vanguard ETF - Conservative - Service Class	Transamerica Vanguard ETF Portfolio - Conservative VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Current income and preservation of capital.

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA Vanguard ETF - Growth - Service Class	Transamerica Vanguard ETF Portfolio - Growth VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation as a primary objective and income as a secondary objective.
TA WMC US Growth - Service Class	Transamerica WMC US Growth VP – Service Class	Wellington Management Company, LLP
Investment Objective: Maximize long-term growth.
(1)	Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objective, investment goals, time horizons, and risk tolerance.
(2)	There can be no assurance that the Transamerica Aegon Money Market VP - Service Class portfolio will be able to maintain a stable net asset value per share during extended periods of low interest rates, and partly as a result of policy charges, the yield on the TA Aegon Money Market - Service Class subaccount may become extremely low and possibly negative.
(3)	Effective May 1, 2015, AllianceBernstein Variable Products Series Fund, Inc. will be renamed AB Variable Product Series Fund, Inc.
(4)	Effective May 1, 2015, AllianceBernstein Balanced Wealth Strategy Portfolio will be renamed AB Balanced Wealth Strategy Portfolio.
(5)	Effective May 1, 2015, AllianceBernstein Growth and Income Portfolio will be renamed AB Growth and Income Portfolio.
(6)	Transamerica AllianceBernstein Dynamic Allocation VP will be renamed Transamerica AB Dynamic Allocation VP on or about May 1, 2015.
(7)	Transamerica American Funds Managed Risk – VP, subadvised by Milliman Financial Risk management LLC will be available on or about May 1, 2015.
(8)	This investment option is not available with the Return of Premium death benefit or the Annual Step-Up death benefit.
Certain subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any subaccount at any time. In some cases, a subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a subaccount, please contact your financial intermediary or our Administrative Office.

APPENDIX
Designated Investment Options
The table below identifies the Designated Investment Options available for use with the Guaranteed Minimum Death Benefits and our Guaranteed Lifetime Withdrawal Benefits.
	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider Designated Allocation Groups
Funds			Before 11/10/14	11/10/14 and After	A	B	C
AB Balanced Wealth Strategy Portfolio - Class B	√	√
AB Growth and Income Portfolio – Class B	√	√
American Funds - Asset Allocation FundSM - Class 2	√	√
American Funds - Bond FundSM - Class 2	√	√	√	√			√
American Funds - Growth FundSM - Class 2	√	√
American Funds - Growth-Income FundSM - Class 2	√	√
American Funds - International FundSM - Class 2	√	√
Fidelity VIP Balanced Portfolio - Service Class 2	√	√
Fidelity VIP Contrafund® Portfolio – Service Class 2	√	√
Fidelity VIP Mid Cap Portfolio – Service Class 2	√	√
Fidelity VIP Value Strategies Portfolio – Service Class 2	√	√
GE Investments Total Return Fund - Class 3	√	√
TA Aegon High Yield Bond - Service Class	√	√
TA Aegon Money Market - Service Class	√	√	√	√			√
TA Aegon Tactical Vanguard ETF - Balanced - Service Class(1)	√	√	√			√
TA Aegon Tactical Vanguard ETF - Conservative - Service Class(1)	√	√	√	√			√
TA Aegon Tactical Vanguard ETF - Growth - Service Class(1)	√	√			√
TA Aegon U.S. Government Securities - Service Class	√	√	√	√			√
TA AB Dynamic Allocation - Service Class	√	√					√
TA American Funds Managed Risk - Balanced - Service Class(1)	√	√	√			√
TA Asset Allocation - Conservative - Service Class(1)	√	√	√	√			√
TA Asset Allocation - Growth - Service Class	√	√
TA Asset Allocation - Moderate - Service Class(1)	√	√	√			√
TA Asset Allocation - Moderate Growth - Service Class(1)	√	√			√
TA Barrow Hanley Dividend Focused - Service Class	√	√
TA BlackRock Global Allocation - Service Class	√	√
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(1)	√	√	√			√
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(1)	√	√			√
TA BlackRock Tactical Allocation - Service Class(1)	√	√				√
TA Clarion Global Real Estate Securities - Service Class	√	√
TA International Moderate Growth - Service Class	√	√			√
TA Janus Balanced - Service Class	√	√			√
TA Jennison Growth - Service Class	√	√

Designated Investment Options — (Continued)
	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider Designated Allocation Groups
Funds			Before 11/10/14	11/10/14 and After	A	B	C
TA JPMorgan Core Bond - Service Class	√	√	√	√			√
TA JPMorgan Enhanced Index - Service Class	√	√
TA JPMorgan Mid Cap Value - Service Class	√	√
TA JPMorgan Tactical Allocation - Service Class	√	√	√	√			√
TA Legg Mason Dynamic Allocation - Balanced - Service Class(1)	√	√	√	√		√
TA Legg Mason Dynamic Allocation - Growth - Service Class(1)	√	√			√
TA Market Participation Strategy - Service Class(1)	√	√	√			√
TA MFS International Equity - Service Class	√	√
TA Morgan Stanley Capital Growth - Service Class	√	√
TA Morgan Stanley Mid Cap Growth - Service Class	√	√
TA Multi-Managed Balanced - Service Class	√	√
TA PIMCO Tactical - Balanced - Service Class(1)	√	√	√			√
TA PIMCO Tactical - Conservative - Service Class(1)	√	√	√	√			√
TA PIMCO Tactical - Growth - Service Class(1)	√	√			√
TA PIMCO Total Return - Service Class	√	√	√	√			√
TA PineBridge Inflation Opportunities- Service Class	√	√	√	√			√
TA Systematic Small Mid Cap Value - Service Class	√	√
TA T. Rowe Price Small Cap - Service Class	√	√
TA Torray Concentrated Growth - Service Class	√	√
TA TS&W International Equity - Service Class	√	√
TA Vanguard ETF - Balanced - Service Class(1)	√	√	√	√		√
TA Vanguard ETF - Conservative - Service Class(1)	√	√	√	√			√
TA Vanguard ETF - Growth - Service Class(1)	√	√			√
TA WMC US Growth - Service Class	√	√
Fixed Account	√	√	√	√			√
(1)This subaccount invests in an underlying fund that utilized a volatility management strategy as part of its investment objective and/or principal investment strategy. See “Investment Restrictions” earlier in the prospectus for information on how volatility management strategies may impact your policy value in certain optional riders.
Certain designated investment options may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any designated investment option at any time. In some cases, a designated investment option not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a designated investment option, please contact your financial intermediary or our Administrative Office.

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses (including any applicable fund facilitation fees) available on December 31, 2014. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:
Calling:	(800) 525-6205
Writing:	Transamerica Life Insurance Company Transamerica Financial Life Insurance Company 4333 Edgewood Road NE Cedar Rapids, IA 52499-0001
B-Share
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.700276 $10.000000	$11.211641 $10.700276	0.000 0.000	0.000 0.000
AB Growth and Income Portfolio – Class B(4) Subaccount inception date May 1, 2013	2014 2013	$11.960652 $10.000000	$12.813021 $11.960652	0.000 0.000	0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.145519 $10.000000	$11.479805 $11.145519	11,907.910 0.000	0.000 0.000
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.540899 $10.000000	$9.816105 $9.540899	0.000 0.000	0.000 0.000
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.775513 $10.000000	$12.486969 $11.775513	1,587.796 363.553	0.000 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.876212 $10.000000	$12.840468 $11.876212	1,202.372 220.186	0.000 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.208331 $10.000000	$10.662829 $11.208331	303.330 304.826	0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.055665 $10.000000	$11.922483 $11.055665	0.000 0.000	0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.900768 $10.000000	$13.024664 $11.900768	4,747.222 592.324	0.000 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.318322 $10.000000	$12.802693 $12.318322	4,025.953 436.161	0.000 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.694967 $10.000000	$12.210010 $11.694967	0.000 0.000	0.000 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.638836 $10.000000	$10.935350 $10.638836	0.000 0.000	0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.974176 $10.000000	$10.129161 $9.974176	6,672.856 81.067	0.000 0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.867524 $10.000000	$9.672635 $9.867524	0.000 0.000	0.000 0.000
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.389003 $10.000000	$10.551556 $10.389003	29,956.423 8,800.497	0.000 0.000
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.139188 $10.000000	$10.296821 $10.139188	817.661 825.344	0.000 0.000
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.730995 $10.000000	$10.857726 $10.730995	695.512 0.000	0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.515832 $10.000000	$9.739847 $9.515832	2,624.120 0.000	0.000 0.000

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.515832 $10.000000	$9.739847 $9.515832	0.000 0.000	0.000 0.000
TA AB Dynamic Allocation - Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$10.110268 $10.000000	$10.440900 $10.110268	819.169 826.866	0.000 0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.438955 $10.000000	$10.431669 $10.438955	0.000 0.000	0.000 10,323.211
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.484188 $10.000000	$11.531143 $11.484188	0.000 0.000	0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.641818 $10.000000	$10.703314 $10.641818	56,461.426 16,686.054	0.000 10,180.865
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.022930 $10.000000	$11.069107 $11.022930	18,439.491 204.597	0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.564972 $10.000000	$12.689079 $11.564972	0.000 0.000	0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.653324 $10.000000	$10.615269 $10.653324	853.851 154.086	0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(6) Subaccount inception date November 10, 2014	2014	$9.998356	$9.900643	0.000	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(7) Subaccount inception date November 10, 2014	2014	$9.998356	$9.860758	0.000	N/A
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.527416 $10.000000	$10.842138 $10.527416	13,741.737 8,216.815	0.000 0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.147694 $10.000000	$10.158628 $9.147694	0.000 0.000	0.000 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.522939 $10.000000	$10.233246 $10.522939	4,240.944 725.569	0.000 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.930754 $10.000000	$11.553260 $10.930754	343.980 137.441	0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.519543 $10.000000	$13.472935 $12.519543	0.000 0.000	0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.568838 $10.000000	$9.857938 $9.568838	0.000 0.000	0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.708139 $10.000000	$13.079512 $11.708139	0.000 0.000	0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.597940 $10.000000	$13.072133 $11.597940	3,386.022 0.000	0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.050472 $10.000000	$10.470186 $10.050472	9,717.412 4,731.853	0.000 10,620.005
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.258624 $10.000000	$10.908462 $10.258624	7,219.733 869.397	0.000 10,458.079
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.680532 $10.000000	$11.325279 $10.680532	1,918.768 140.573	0.000 0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.841461 $10.000000	$11.481729 $10.841461	530.539 0.000	0.000 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.065013 $10.000000	$10.259096 $11.065013	0.000 0.000	0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.584149 $10.000000	$14.085816 $13.584149	2,054.257 0.000	0.000 0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.270186 $10.000000	$11.995798 $12.270186	0.000 0.000	0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.821553 $10.000000	$11.720834 $10.821553	13,119.061 0.000	0.000 0.000

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.402930 $10.000000	$10.995509 $10.402930	9,886.033 2,467.270	0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.132325 $10.000000	$10.798112 $10.132325	0.000 0.000	0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.757765 $10.000000	$11.219019 $10.757765	503.364 292.601	0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.460432 $10.000000	$9.675483 $9.460432	1,520.942 0.000	0.000 0.000
TA PineBridge Inflation Opportunities- Service Class(8) Subaccount inception date May 1, 2013	2014 2013	$8.862005 $10.000000	$8.979971 $8.862005	802.137 0.000	0.000 0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.108297 $10.000000	$12.454065 $12.108297	3,424.076 0.000	0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.823910 $10.000000	$13.354847 $12.823910	4,065.451 212.280	0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.874312 $10.000000	$12.773695 $11.874312	0.000 0.000	0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.202665 $10.000000	$10.389993 $11.202665	0.000 0.000	0.000 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.442550 $10.000000	$10.701436 $10.442550	15,615.370 7,279.588	0.000 0.000
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.194356 $10.000000	$10.516279 $10.194356	815.618 823.282	0.000 0.000
TA Vanguard ETF - Growth - Service Class(9) Subaccount inception date May 1, 2013	2014 2013	$10.922306 $10.000000	$11.131179 $10.922306	8,488.078 3,027.932	22,601.082 0.000
TA WMC US Growth - Service Class(10) Subaccount inception date May 1, 2013	2014 2013	$11.915368 $10.000000	$12.944696 $11.915368	3,536.420 450.670	0.000 0.000

Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.761224 $10.000000	$11.371714 $10.761224	37,128.764 14,995.732	2,670.490 0.000
AB Growth and Income Portfolio – Class B(4) Subaccount inception date May 1, 2013	2014 2013	$12.028720 $10.000000	$12.995901 $12.028720	92,791.945 35,314.073	24,093.739 3,498.424
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.208984 $10.000000	$11.643706 $11.208984	293,609.932 138,211.893	4.304 0.000
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.595288 $10.000000	$9.956305 $9.595288	552,968.936 146,080.294	74,055.305 30,156.996
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.842546 $10.000000	$12.665223 $11.842546	186,803.477 71,129.439	21,557.734 13,719.092
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.943820 $10.000000	$13.023761 $11.943820	170,921.732 52,765.149	19,939.072 17,557.157
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.272124 $10.000000	$10.815068 $11.272124	114,327.791 16,463.971	10,509.620 8,788.363
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.118629 $10.000000	$12.092692 $11.118629	101,808.240 18,532.916	5,420.067 1,571.840
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.968514 $10.000000	$13.210576 $11.968514	311,539.859 100,871.307	28,934.053 12,693.008
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.388426 $10.000000	$12.985456 $12.388426	105,849.851 32,322.823	9,551.853 4,479.211
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.761540 $10.000000	$12.384321 $11.761540	71,885.942 35,644.269	4,860.226 7,281.608
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.699427 $10.000000	$11.091476 $10.699427	9,930.760 6,653.874	778.524 0.000

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.031013 $10.000000	$10.273798 $10.031013	130,725.778 46,472.543	10,356.867 7,044.338
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.923751 $10.000000	$9.810770 $9.923751	1,443,548.814 899,801.995	2,879,830.881 145,828.155
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.448174 $10.000000	$10.702212 $10.448174	9,739,945.304 3,730,758.901	551,094.701 253,611.218
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.196963 $10.000000	$10.443870 $10.196963	1,956,366.926 986,485.934	100,636.795 34,113.523
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.792110 $10.000000	$11.012768 $10.792110	2,772,568.093 1,068,568.547	277,093.187 111,560.626
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.570072 $10.000000	$9.878951 $9.570072	609,174.753 520,275.110	117,700.348 60,584.706
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.570072 $10.000000	$9.878951 $9.570072	0.000 0.000	0.000 0.000
TA AB Dynamic Allocation - Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$10.167870 $10.000000	$10.589984 $10.167870	623,127.531 268,509.728	32,762.921 14,090.541
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.498423 $10.000000	$10.580640 $10.498423	1,928,571.581 785,477.811	107,274.427 13,158.362
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.549567 $10.000000	$11.695770 $11.549567	36,543.476 2,468.009	1,571.040 5,258.281
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.702435 $10.000000	$10.856149 $10.702435	16,886.380.920 5,462,160.802	1,106,523.523 400,013.153
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.085692 $10.000000	$11.227145 $11.085692	4,197,855.111 1,507,985.665	365,069.978 85,215.629
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.630812 $10.000000	$12.870208 $11.630812	25,626.680 7,256.513	15,934.879 4,780.753
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.714003 $10.000000	$10.766844 $10.714003	108,638.151 32,497.068	19,450.547 13,264.757
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(6) Subaccount inception date November 10, 2014	2014	$9.999055	$9.913106	76,379.514	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(7) Subaccount inception date November 10, 2014	2014	$9.999055	$9.873176	92,576.759	N/A
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.587385 $10.000000	$10.996952 $10.587385	4,320,865.703 1,969,138.867	431,236.557 150,960.379
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.199845 $10.000000	$10.303687 $9.199845	41,164.836 12,860.930	21,172.153 2,560.342
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.582852 $10.000000	$10.379348 $10.582852	1,482,653.871 545,902.099	166,273.306 46,261.476
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.993018 $10.000000	$11.718211 $10.993018	2,168,929.879 605,286.567	166,631.869 62,095.414
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.590808 $10.000000	$13.665247 $12.590808	81,827.659 51,653.070	3,126.294 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.623381 $10.000000	$9.998717 $9.623381	655,763.289 199,980.549	78,068.408 5,642.241
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.774789 $10.000000	$13.266196 $11.774789	40,675.593 20,179.528	663.236 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.663974 $10.000000	$13.258726 $11.663974	60,493.765 31,965.230	6,344.237 6,129.223
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.107747 $10.000000	$10.619703 $10.107747	4,822,103.114 1,755,876.651	357,122.600 83,305.130
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.317071 $10.000000	$11.064219 $10.317071	5,553,032.401 1,731,470.954	428,082.204 170,898.767

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.741367 $10.000000	$11.486977 $10.741367	1,630,313.399 534,123.874	222,144.139 68,654.884
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.903208 $10.000000	$11.645646 $10.903208	3,695,013.317 992,195.452	212,258.917 106,705.872
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.127981 $10.000000	$10.405556 $11.127981	66,623.112 22,301.612	10,139.958 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.661415 $10.000000	$14.286806 $13.661415	37,151.629 17,726.290	3,776.684 1,728.342
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.340009 $10.000000	$12.167048 $12.340009	64,211.374 28,463.664	7,724.044 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.883184 $10.000000	$11.888160 $10.883184	31,679.289 12,212.154	3,915.953 0.000
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2014 2013	$10.221398 $10.000000	$10.402812 $10.221398	11,466.650 2,592.569	0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.462191 $10.000000	$11.152500 $10.462191	4,624,225.559 1,463,697.677	217,229.054 85,934.688
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.190054 $10.000000	$10.952289 $10.190054	828,513.026 318,136.507	55,915.691 32,849.994
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.819034 $10.000000	$11.379196 $10.819034	1,025,743.646 399,652.809	150,111.168 52,959.279
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.514350 $10.000000	$9.813662 $9.514350	2,057,386.825 999,005.652	161,712.401 71,077.327
TA PineBridge Inflation Opportunities- Service Class(8) Subaccount inception date May 1, 2013	2014 2013	$8.912553 $10.000000	$9.108264 $8.912553	634,739.686 245,406.237	45,705.119 11,790.081
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.177203 $10.000000	$12.631853 $12.177203	54,971.042 18,193.980	8,084.113 539.774
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.896853 $10.000000	$13.545434 $12.896853	89,796.826 36,367.237	12,915.262 7,173.521
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.941909 $10.000000	$12.956027 $11.941909	18,934.105 5,936.209	4,290.081 8,268.552
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.266414 $10.000000	$10.538329 $11.266414	68,345.199 20,897.827	7,872.892 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.502044 $10.000000	$10.854242 $10.502044	29,511,848.402 8,825,054.935	1,824,512.810 372,941.020
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.252434 $10.000000	$10.666439 $10.252434	2,724,971.946 875,220.175	181,285.657 29,954.334
TA Vanguard ETF - Growth - Service Class(9) Subaccount inception date May 1, 2013	2014 2013	$10.984499 $10.000000	$11.290100 $10.984499	10,727,843.524 3,424,842.904	1,422,137.997 312,077.531
TA WMC US Growth - Service Class(10) Subaccount inception date May 1, 2013	2014 2013	$11.983201 $10.000000	$13.129488 $11.983201	21,928.432 2,268.861	2,404.406 704.213
C-Share
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.707426 $10.000000	$11.230363 $10.707426	811.084 0.000	0.000 0.000
AB Growth and Income Portfolio – Class B(4) Subaccount inception date May 1, 2013	2014 2013	$11.968644 $10.000000	$12.834412 $11.968644	14,624.499 2,369.962	0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.152965 $10.000000	$11.498985 $11.152965	8,375.065 1,466.780	0.000 0.000
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.547280 $10.000000	$9.832499 $9.547280	11,256.709 1,815.406	0.000 0.000

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.783374 $10.000000	$12.507820 $11.783374	12,226.155 4,230.107	0.000 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.884149 $10.000000	$12.861910 $11.884149	11,316.328 4,909.629	0.000 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.215808 $10.000000	$10.680630 $11.215808	51,256.929 1,229.873	0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.063047 $10.000000	$11.942380 $11.063047	14,364.577 1,997.869	0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.908722 $10.000000	$13.046409 $11.908722	14,462.604 1,992.978	0.000 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.326543 $10.000000	$12.824063 $12.326543	5,679.638 2,736.118	0.000 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.702776 $10.000000	$12.230390 $11.702776	9,025.567 886.819	0.000 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.645948 $10.000000	$10.953594 $10.645948	4,200.287 550.217	0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.980853 $10.000000	$10.146079 $9.980853	7,902.719 287.883	1,762.369 1,762.588
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.874119 $10.000000	$9.688788 $9.874119	15,380.422 5,573.634	0.000 0.000
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.395937 $10.000000	$10.569164 $10.395937	51,906.971 38,791.540	0.000 0.000
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.145981 $10.000000	$10.314031 $10.145981	3,811.316 2,514.838	0.000 0.000
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.738168 $10.000000	$10.875866 $10.738168	223,746.841 9,775.439	9,088.615 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.522193 $10.000000	$9.756112 $9.522193	6,050.282 2,022.228	0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.522193 $10.000000	$9.756112 $9.522193	0.000 0.000	0.000 0.000
TA AB Dynamic Allocation - Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$10.117028 $10.000000	$10.458333 $10.117028	16,357.190 3,239.238	0.000 0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.445939 $10.000000	$10.449099 $10.445939	10,973.040 1,519.090	0.000 0.000
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.491860 $10.000000	$11.550401 $11.491860	31,917.221 2,392.175	0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.030283 $10.000000	$11.087576 $11.030283	251,113.564 85,646.318	10,710.281 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.648942 $10.000000	$10.721200 $10.648942	235,001.326 173,290.957	10,044.063 13,241.008
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.572700 $10.000000	$12.710268 $11.572700	60,730.462 2,624.079	0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.660455 $10.000000	$10.633000 $10.660455	21,409.004 11,363.560	0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(6) Subaccount inception date November 10, 2014	2014	$9.998439	$9.902116	0.000	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(7) Subaccount inception date November 10, 2014	2014	$9.998439	$9.862222	0.000	N/A
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.534462 $10.000000	$10.860255 $10.534462	43,907.891 9,529.686	9,284.186 0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.153815 $10.000000	$10.175588 $9.153815	3,859.222 204.168	628.202 628.281

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.529969 $10.000000	$10.250325 $10.529969	5,371.619 3,903.920	9,386.223 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.938069 $10.000000	$11.572559 $10.938069	32,783.435 6,600.572	0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.527909 $10.000000	$13.495430 $12.527909	8,448.449 846.776	0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.575240 $10.000000	$9.874394 $9.575240	5,252.076 1,005.136	2,366.161 2,366.456
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.715964 $10.000000	$13.101339 $11.715964	7,061.914 0.000	0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.605686 $10.000000	$13.093960 $11.605686	15,708.208 3,547.942	525.570 525.635
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.057197 $10.000000	$10.487665 $10.057197	32,100.578 35,485.172	0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.265484 $10.000000	$10.926676 $10.265484	59,980.890 25,530.491	0.000 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.687674 $10.000000	$11.344192 $10.687674	3,479.643 1,438.175	0.000 0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.848708 $10.000000	$11.500897 $10.848708	123,894.119 31,497.804	0.000 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.072399 $10.000000	$10.276225 $11.072399	53,613.106 2,797.604	2,214.953 2,215.228
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.593218 $10.000000	$14.109322 $13.593218	9,517.292 1,952.504	500.269 500.331
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.278394 $10.000000	$12.015839 $12.278394	9,494.094 3,585.144	0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.828798 $10.000000	$11.740407 $10.828798	1,378.199 1,040.155	1,109.828 1,109.966
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.409893 $10.000000	$11.013876 $10.409893	81,603.570 43,359.072	0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.139103 $10.000000	$10.816153 $10.139103	11,043.253 2,180.229	0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.764954 $10.000000	$11.237755 $10.764954	14,290.073 556.157	0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.466752 $10.000000	$9.691647 $9.466752	194,889.381 32,790.324	1,201.352 1,201.501
TA PineBridge Inflation Opportunities- Service Class(8) Subaccount inception date May 1, 2013	2014 2013	$8.867938 $10.000000	$8.994968 $8.867938	11,661.024 8,649.772	620.608 620.685
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.116373 $10.000000	$12.474849 $12.116373	8,091.209 2,146.864	0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.832468 $10.000000	$13.377124 $12.832468	12,381.004 2,921.469	501.323 501.385
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.882254 $10.000000	$12.795018 $11.882254	871.220 0.000	0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.210143 $10.000000	$10.407336 $11.210143	50,593.389 935.393	0.000 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.449534 $10.000000	$10.719311 $10.449534	134,939.596 66,841.118	775.283 779.908
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.201181 $10.000000	$10.533842 $10.201181	11,369.144 3,755.106	0.000 0.000
TA Vanguard ETF - Growth - Service Class(9) Subaccount inception date May 1, 2013	2014 2013	$10.929605 $10.000000	$11.149760 $10.929605	322,858.268 282,854.970	0.000 0.000
TA WMC US Growth - Service Class(10) Subaccount inception date May 1, 2013	2014 2013	$11.923333 $10.000000	$12.966311 $11.923333	48,163.289 0.000	0.000 0.000

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.732499 $10.000000	$11.296085 $10.732499	5,553.633 2,156.303	0.000 0.000
AB Growth and Income Portfolio – Class B(4) Subaccount inception date May 1, 2013	2014 2013	$11.996639 $10.000000	$12.909499 $11.996639	7,935.036 4,707.190	0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.179081 $10.000000	$11.566317 $11.179081	89,492.556 52,330.532	0.000 0.000
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.569654 $10.000000	$9.890107 $9.569654	32,949.609 5,569.473	5,395.728 0.000
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.810950 $10.000000	$12.581044 $11.810950	29,999.823 9,822.023	0.000 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.911959 $10.000000	$12.937215 $11.911959	43,576.593 17,099.440	291.339 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.242065 $10.000000	$10.743192 $11.242065	17,623.802 6,137.813	0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.088942 $10.000000	$12.012257 $11.088942	45,266.437 6,173.877	312.718 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.936588 $10.000000	$13.122735 $11.936588	15,545.543 4,030.545	758.999 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.355386 $10.000000	$12.899104 $12.355386	7,244.043 3,171.412	385.162 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.730167 $10.000000	$12.301966 $11.730167	4,087.661 1,989.725	0.000 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.670871 $10.000000	$11.017704 $10.670871	0.000 0.000	0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.004232 $10.000000	$10.205471 $10.004232	16,132.074 84,301.392	3,183.280 0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.897251 $10.000000	$9.745501 $9.897251	177,829.583 57,870.277	0.000 0.000
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.420282 $10.000000	$10.631028 $10.420282	448,470.986 260,344.268	962.450 971.503
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.169739 $10.000000	$10.374400 $10.169739	113,636.988 21,828.140	18,585.263 0.000
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.763305 $10.000000	$10.939516 $10.763305	181,838.536 109,908.889	0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.544504 $10.000000	$9.813221 $9.544504	21,000.087 4,015.540	1,799.027 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.544504 $10.000000	$9.813221 $9.544504	0.000 0.000	0.000 0.000
TA AB Dynamic Allocation - Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$10.140718 $10.000000	$10.519547 $10.140718	14,852.396 9,430.201	0.000 0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.470392 $10.000000	$10.510264 $10.470392	88,596.478 22,048.721	0.000 0.000
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.518746 $10.000000	$11.617978 $11.518746	483.900 146.083	0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.673869 $10.000000	$10.783940 $10.673869	410,630.463 132,252.082	1,022.259 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.056109 $10.000000	$11.152466 $11.056109	127,852.270 77,657.082	36,394.358 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.599780 $10.000000	$12.784634 $11.599780	9,753.405 1,392.000	777.453 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.685410 $10.000000	$10.695234 $10.685410	43,812.597 5,265.608	0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(6) Subaccount inception date November 10, 2014	2014	$9.998726	$9.907237	3,635.599	N/A

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(7) Subaccount inception date November 10, 2014	2014	$9.998726	$9.867326	808.923	N/A
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.559125 $10.000000	$10.923812 $10.559125	109,425.734 30,702.750	6,677.203 0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.175268 $10.000000	$10.235148 $9.175268	16,043.348 2,015.854	1,216.213 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.554614 $10.000000	$10.310315 $10.554614	53,256.851 31,673.438	242.067 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.963675 $10.000000	$11.640283 $10.963675	120,296.791 19,062.820	3,414.034 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.557212 $10.000000	$13.574386 $12.557212	552.452 0.000	0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.597673 $10.000000	$9.932205 $9.597673	38,124.746 5,378.683	9,610.275 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.743375 $10.000000	$13.177987 $11.743375	9,530.887 0.000	0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.632849 $10.000000	$13.170557 $11.632849	7,403.883 156.987	0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.080743 $10.000000	$10.549045 $10.080743	104,355.949 66,087.751	3,829.471 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.289523 $10.000000	$10.990632 $10.289523	149,717.012 27,869.605	0.000 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.712700 $10.000000	$11.410590 $10.712700	100,166.539 39,877.094	1,047.496 0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.874107 $10.000000	$11.568193 $10.874107	124,778.925 37,368.919	0.000 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.098302 $10.000000	$10.336362 $11.098302	6,939.289 903.481	0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.625003 $10.000000	$14.191846 $13.625003	393.752 0.000	0.000 0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.307103 $10.000000	$12.086135 $12.307103	3,678.608 329.927	0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.854138 $10.000000	$11.809098 $10.854138	5,327.031 2,974.733	0.000 0.000
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2014 2013	$10.215014 $10.000000	$10.354805 $10.215014	5,964.134 0.000	0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.434264 $10.000000	$11.078331 $10.434264	116,215.786 41,882.250	0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.162845 $10.000000	$10.879444 $10.162845	43,398.269 13,289.079	0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.790157 $10.000000	$11.303506 $10.790157	64,301.331 12,497.564	0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.488936 $10.000000	$9.748372 $9.488936	78,988.610 40,575.761	6,251.694 0.000
TA PineBridge Inflation Opportunities- Service Class(8) Subaccount inception date May 1, 2013	2014 2013	$8.888722 $10.000000	$9.047631 $8.888722	29,546.822 3,909.024	0.000 0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.144720 $10.000000	$12.547857 $12.144720	4,027.812 2,464.500	0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.862470 $10.000000	$13.455383 $12.862470	4,739.599 2,044.119	0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.910049 $10.000000	$12.869880 $11.910049	193.601 198.556	0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.236370 $10.000000	$10.468245 $11.236370	4,225.344 417.455	0.000 0.000

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.474011 $10.000000	$10.782050 $10.474011	756,398.166 324,141.525	6,004.898 967.149
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.225070 $10.000000	$10.595495 $10.225070	161,988.229 37,130.072	0.000 0.000
TA Vanguard ETF - Growth - Service Class(9) Subaccount inception date May 1, 2013	2014 2013	$10.955190 $10.000000	$11.215008 $10.955190	355,693.450 110,614.547	149,063.309 0.000
TA WMC US Growth - Service Class(10) Subaccount inception date May 1, 2013	2014 2013	$11.951240 $10.000000	$13.042186 $11.951240	813.825 814.652	0.000 0.000
L-Share
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.711007 $10.000000	$11.239736 $10.711007	32,982.190 23,950.748	8,285.275 3,283.869
AB Growth and Income Portfolio – Class B(4) Subaccount inception date May 1, 2013	2014 2013	$11.972638 $10.000000	$12.845122 $11.972638	151,531.231 30,535.530	48,509.167 19,817.027
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.156691 $10.000000	$11.508571 $11.156691	467,645.277 124,246.861	5,922.102 4,991.738
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.550465 $10.000000	$9.840701 $9.550465	273,898.421 68,273.201	38,552.809 14,989.456
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.787317 $10.000000	$12.518255 $11.787317	199,745.633 61,268.689	59,927.705 14,467.469
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.888121 $10.000000	$12.872635 $11.888121	456,920.276 130,249.623	14,488.554 8,566.638
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.219555 $10.000000	$10.689533 $11.219555	169,039.393 32,094.277	75,437.299 8,491.946
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.066747 $10.000000	$11.952351 $11.066747	147,271.196 25,153.215	13,453.705 1,847.105
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.912701 $10.000000	$13.057295 $11.912701	304,049.444 81,347.031	87,394.017 25,699.180
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.330676 $10.000000	$12.834781 $12.330676	206,195.744 83,753.785	34,411.038 13,532.459
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.706687 $10.000000	$12.240598 $11.706687	123,245.933 49,713.463	8,908.250 5,504.695
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.649503 $10.000000	$10.962738 $10.649503	37,745.862 9,092.358	960.284 732.635
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.984180 $10.000000	$10.154538 $9.984180	294,977.180 195,118.293	22,053.186 15,287.601
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.877422 $10.000000	$9.696876 $9.877422	479,584.358 398,611.180	24,837.700 95,562.423
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.399412 $10.000000	$10.577994 $10.399412	1,810,558.628 969,298.909	249,831.161 193,081.112
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.149364 $10.000000	$10.322630 $10.149364	220,958.529 145,292.804	45,720.281 19,152.741
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.741760 $10.000000	$10.884932 $10.741760	1,624,608.196 556,119.893	483,253.655 201,574.461
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.525381 $10.000000	$9.764256 $9.525381	416,100.039 152,068.066	50,655.335 51,066.420
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.525381 $10.000000	$9.764256 $9.525381	45,378.206 0.000	56,762.344 0.000
TA AB Dynamic Allocation - Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$10.120413 $10.000000	$10.467068 $10.120413	149,814.109 87,419.820	105,763.039 29,544.161

L-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.449437 $10.000000	$10.457830 $10.449437	489,159.798 112,218.837	58,005.134 31,598.773
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.495701 $10.000000	$11.560026 $11.495701	117,552.744 19,084.184	214.319 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.652493 $10.000000	$10.730141 $10.652493	4,547,958.554 1,812,160.186	428,534.264 157,873.589
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.033969 $10.000000	$11.096827 $11.033969	2,336,345.737 885,183.766	333,872.109 218,920.095
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.576563 $10.000000	$12.720876 $11.576563	100,807.294 34,318.997	23,603.245 6,453.372
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.664010 $10.000000	$10.641864 $10.664010	414,574.278 152,124.030	173,629.067 27,743.504
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(6) Subaccount inception date November 10, 2014	2014	$9.998480	$9.902841	4,250.019	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(7) Subaccount inception date November 10, 2014	2014	$9.998480	$9.862946	17,663.371	N/A
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.537980 $10.000000	$10.869310 $10.537980	1,484,483.311 622,413.183	132,269.972 67,683.110
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.156876 $10.000000	$10.184071 $9.156876	131,337.396 41,240.898	88,911.436 16,648.378
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.533491 $10.000000	$10.258883 $10.533491	611,357.354 265,879.539	175,770.666 55,898.626
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.941727 $10.000000	$11.582224 $10.941727	730,541.910 283,387.831	103,780.502 55,481.023
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.532091 $10.000000	$13.506693 $12.532091	63,988.103 29,068.706	7,161.315 224.468
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.578442 $10.000000	$9.882637 $9.578442	249,919.458 75,650.356	34,878.879 8,737.666
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.719868 $10.000000	$13.112257 $11.719868	119,833.474 106,018.564	80,513.540 1,005.911
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.609569 $10.000000	$13.104874 $11.609569	191,132.350 64,552.937	69,780.272 10,257.532
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.060561 $10.000000	$10.496420 $10.060561	1,100,174.502 591,414.118	124,206.970 49,622.847
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.268922 $10.000000	$10.935810 $10.268922	1,171,194.793 505,160.442	203,465.624 82,637.648
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.691252 $10.000000	$11.353665 $10.691252	1,048,124.518 464,201.951	210,760.230 30,827.475
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.852328 $10.000000	$11.510485 $10.852328	969,212.473 339,896.373	125,950.825 16,136.459
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.076094 $10.000000	$10.284791 $11.076094	133,864.494 55,617.989	17,333.970 6,627.012
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.597759 $10.000000	$14.121087 $13.597759	32,194.273 9,347.744	6,489.707 0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.282490 $10.000000	$12.025854 $12.282490	50,751.746 25,495.762	34,595.793 10,760.839
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.832406 $10.000000	$11.750201 $10.832406	35,764.905 2,925.072	2,533.218 7.170
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.413369 $10.000000	$11.023068 $10.413369	1,111,493.247 447,863.188	65,345.774 46,547.547
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.142494 $10.000000	$10.825170 $10.142494	197,003.768 63,851.665	14,755.873 5,853.786

L-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.768556 $10.000000	$11.247124 $10.768556	361,640.186 126,163.176	61,063.250 27,524.767
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.469916 $10.000000	$9.699736 $9.469916	695,135.185 406,244.058	137,904.954 44,220.768
TA PineBridge Inflation Opportunities- Service Class(8) Subaccount inception date May 1, 2013	2014 2013	$8.870906 $10.000000	$9.002487 $8.870906	262,887.081 94,596.042	31,462.937 16,760.130
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.120421 $10.000000	$12.485262 $12.120421	93,338.730 36,267.066	39,416.693 7,309.629
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.836738 $10.000000	$13.388277 $12.836738	209,993.651 76,374.754	57,207.837 15,633.649
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.886217 $10.000000	$12.805686 $11.886217	29,753.079 17,600.467	21,032.646 10,855.640
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.213892 $10.000000	$10.416026 $11.213892	56,231.083 10,364.029	27,907.096 10,715.341
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.453037 $10.000000	$10.728264 $10.453037	4,951,402.067 1,811,998.711	590,875.459 167,323.199
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.204584 $10.000000	$10.542635 $10.204584	456,655.384 140,874.387	50,359.526 20,431.164
TA Vanguard ETF - Growth - Service Class(9) Subaccount inception date May 1, 2013	2014 2013	$10.933258 $10.000000	$11.159064 $10.933258	3,985,463.190 1,629,355.721	951,079.397 450,363.944
TA WMC US Growth - Service Class(10) Subaccount inception date May 1, 2013	2014 2013	$11.927318 $10.000000	$12.977138 $11.927318	71,042.619 35,679.078	18,539.715 8,665.049

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.736082 $10.000000	$11.305513 $10.736082	9,290.371 3,341.657	917.060 316.419
AB Growth and Income Portfolio – Class B(4) Subaccount inception date May 1, 2013	2014 2013	$12.000655 $10.000000	$12.920273 $12.000655	42,593.715 21,856.165	0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.182807 $10.000000	$11.575911 $11.182807	95,272.296 40,691.480	891.586 306.167
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.572853 $10.000000	$9.898318 $9.572853	267,683.874 48,244.062	2,074.498 1,747.509
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.814889 $10.000000	$12.591497 $11.814889	59,543.877 28,219.573	844.039 292.644
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.915942 $10.000000	$12.947953 $11.915942	140,755.081 79,993.089	831.541 292.596
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.245813 $10.000000	$10.752102 $11.245813	43,496.061 24,943.959	893.584 306.855
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.092651 $10.000000	$12.022287 $11.092651	126,709.755 98,079.100	43.027 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.940572 $10.000000	$13.133689 $11.940572	33,327.644 10,840.127	3,996.322 874,845
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.359513 $10.000000	$12.909862 $12.359513	58,450.028 35,108.203	2,230.758 565.913
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.734088 $10.000000	$12.312232 $11.734088	7,080.418 2,394.411	2,184.583 592.605
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.674440 $10.000000	$11.026900 $10.674440	2,728.542 14.971	0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.007569 $10.000000	$10.213968 $10.007569	99,577.778 454,433.033	1,743.794 0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.900559 $10.000000	$9.753638 $9.900559	484,704.900 384,089.323	177,092.938 20,842.924

L-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.423761 $10.000000	$10.639903 $10.423761	3,743,686.079 1,640,171.897	152,397.945 33,291.767
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.173136 $10.000000	$10.383067 $10.173136	756,495.092 288,617.052	52,964.041 32,302.207
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.766901 $10.000000	$10.948638 $10.766901	1,738,537.855 757,546.998	91,965.309 24,812.146
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.547700 $10.000000	$9.821416 $9.547700	229,240.493 118,019.127	3,810.112 12,938.796
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.547700 $10.000000	$9.821416 $9.547700	0.000 0.000	0.000 0.000
TA AB Dynamic Allocation - Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$10.144110 $10.000000	$10.528328 $10.144110	233,040.756 105,114.053	38,716.121 2,202.988
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.473903 $10.000000	$10.519054 $10.473903	621,632.024 285,473.261	28,961.841 36,537.062
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.522602 $10.000000	$11.627700 $11.522602	29,903.644 18,915.919	542.513 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.677437 $10.000000	$10.792938 $10.677437	7,757,462.638 3,258,183.934	327,030.171 113,366.040
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.059804 $10.000000	$11.161786 $11.059804	3,683,756.801 1,764,489.987	198,981.466 129,102.681
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.603659 $10.000000	$12.795301 $11.603659	24,158.172 3,449.318	4,238.242 1,452.199
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.688977 $10.000000	$10.704160 $10.688977	107,725.203 83,325.946	5,868.073 4,642.464
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(6) Subaccount inception date November 10, 2014	2014	$9.998767	$9.907970	26,175.188	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(7) Subaccount inception date November 10, 2014	2014	$9.998767	$9.868054	27,999.912	N/A
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.562653 $10.000000	$10.932929 $10.562653	2,300,269.186 968,809.271	86,264.053 24,968.725
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.178335 $10.000000	$10.243698 $9.178335	28,645.858 15,048.486	3,004.891 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.558141 $10.000000	$10.318920 $10.558141	761,558.633 253,806.662	55,046.121 18,175.270
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.967341 $10.000000	$11.650000 $10.967341	922,108.414 278,846.205	30,327.463 13,008.480
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.561405 $10.000000	$13.585709 $12.561405	10,443.257 6,832.618	3,834.095 3,834.403
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.600889 $10.000000	$9.940491 $9.600889	132,289.095 58,277.786	9,244.612 11,182.491
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.747303 $10.000000	$13.188990 $11.747303	14,794.869 9,473.375	218.572 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.636728 $10.000000	$13.181537 $11.636728	13,718.975 8,222.901	41.054 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.084125 $10.000000	$10.557858 $10.084125	1,901,607.683 902,505.293	86,383.576 21,333.911
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.292971 $10.000000	$10.999811 $10.292971	2,858,440.096 1,039,380.138	85,117.563 28,730.840
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.716280 $10.000000	$11.420103 $10.716280	932,814.082 287,278.458	193,592.776 35,401.322
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.877738 $10.000000	$11.577846 $10.877738	1,665,112.584 554,239.451	20,412.190 5,877.135

L-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.102015 $10.000000	$10.344990 $11.102015	22,115.469 6,050.885	1,140.702 854.495
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.629550 $10.000000	$14.203680 $13.629550	11,736.698 4,582.366	0.000 0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.311215 $10.000000	$12.096220 $12.311215	16,288.672 3,643.075	1,181.460 1,176.849
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.857766 $10.000000	$11.818958 $10.857766	8,754.652 4,677.660	0.000 0.000
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2014 2013	$10.215816 $10.000000	$10.360804 $10.215816	10,589.140 911.781	342.550 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.437749 $10.000000	$11.087561 $10.437749	1,940,470.405 663,747.387	61,722.504 24,930.676
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.166237 $10.000000	$10.888512 $10.166237	338,376.125 154,285.485	63,489.171 12,625.256
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.793759 $10.000000	$11.312946 $10.793759	519,383.356 187,171.655	27,410.601 16,589.157
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.492111 $10.000000	$9.756515 $9.492111	638,582.276 256,632.708	39,757.580 25,569.173
TA PineBridge Inflation Opportunities- Service Class(8) Subaccount inception date May 1, 2013	2014 2013	$8.891705 $10.000000	$9.055195 $8.891705	657,388.039 83,161.041	15,586.804 1,280.881
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.148774 $10.000000	$12.558326 $12.148774	22,176.975 13,338.672	1,161.765 559.975
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.866763 $10.000000	$13.466613 $12.866763	33,870.139 17,070.291	3,512.824 1,934.378
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.914030 $10.000000	$12.880606 $11.914030	532.878 557.189	381.096 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.240128 $10.000000	$10.476993 $11.240128	1,634.284 0.000	0.000 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.477507 $10.000000	$10.791045 $10.477507	12,187,086.846 4,153,049.354	927,625.831 87,085.678
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.228484 $10.000000	$10.604339 $10.228484	1,051,554.155 472,504.182	45,757.874 2,335.180
TA Vanguard ETF - Growth - Service Class(9) Subaccount inception date May 1, 2013	2014 2013	$10.958846 $10.000000	$11.224368 $10.958846	6,394,792.700 2,385,027.830	324,414.451 167,039.670
TA WMC US Growth - Service Class(10) Subaccount inception date May 1, 2013	2014 2013	$11.955227 $10.000000	$13.053061 $11.955227	20,269.017 2,683.729	3,787.673 3,787.978
X-Share
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.711007 $10.000000	$11.239736 $10.711007	9,000.968 0.000	0.000 0.000
AB Growth and Income Portfolio – Class B(4) Subaccount inception date May 1, 2013	2014 2013	$11.972638 $10.000000	$12.845122 $11.972638	14,836.998 3,032.105	6,465.464 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.156691 $10.000000	$11.508571 $11.156691	124,625.235 75,409.507	0.000 0.000
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.550465 $10.000000	$9.840701 $9.550465	72,895.435 27,207.388	18,830.797 1,231.452
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.787317 $10.000000	$12.518255 $11.787317	73,729.957 7,390.560	1,139.475 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.888121 $10.000000	$12.872635 $11.888121	47,941.594 4,060.769	8,141.349 0.000

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.219555 $10.000000	$10.689533 $11.219555	48,336.863 3,967.271	17,696.639 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.066747 $10.000000	$11.952351 $11.066747	18,827.809 8,454.234	1,481.933 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.912701 $10.000000	$13.057295 $11.912701	48,597.327 5,426.899	25,555.544 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.330676 $10.000000	$12.834781 $12.330676	22,654.386 5,679.391	0.000 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.706687 $10.000000	$12.240598 $11.706687	19,252.996 4,447.118	6,583.318 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.649503 $10.000000	$10.962738 $10.649503	4,503.139 1,379.793	0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.984180 $10.000000	$10.154538 $9.984180	57,029.035 17,471.857	0.000 0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.877422 $10.000000	$9.696876 $9.877422	396,217.631 90,198.082	41,382.544 0.000
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.399412 $10.000000	$10.577994 $10.399412	830,633.242 261,775.976	70,449.193 20,302.256
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.149364 $10.000000	$10.322630 $10.149364	121,293.408 68,183.031	18,089.026 0.000
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.741760 $10.000000	$10.884932 $10.741760	438,730.559 181,462.867	39,976.124 14,012.207
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.525381 $10.000000	$9.764256 $9.525381	95,314.411 210,089.217	3,831.224 12,285.588
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.525381 $10.000000	$9.764256 $9.525381	0.000 0.000	0.000 0.000
TA AB Dynamic Allocation - Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$10.120413 $10.000000	$10.467068 $10.120413	133,988.797 61,980.123	9,747.559 0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.449437 $10.000000	$10.457830 $10.449437	100,902.847 54,400.588	11,831.855 1,153.454
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.495701 $10.000000	$11.560026 $11.495701	39,466.046 10,332.616	2,027.424 2,020.947
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.652493 $10.000000	$10.730141 $10.652493	1,191,094.465 574,590.373	187,247.240 64,108.488
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.033969 $10.000000	$11.096827 $11.033969	649,493.804 322,040.388	86,361.056 25,615.689
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.576563 $10.000000	$12.720876 $11.576563	25,568.190 2,148.970	4,000.694 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.664010 $10.000000	$10.641864 $10.664010	55,897.666 7,586.979	19,367.446 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(6) Subaccount inception date November 10, 2014	2014	$9.998480	$9.902841	7,071.562	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(7) Subaccount inception date November 10, 2014	2014	$9.998480	$9.862946	0.000	N/A
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.537980 $10.000000	$10.869310 $10.537980	646,604.816 214,649.401	26,566.895 11,340.714
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.156876 $10.000000	$10.184071 $9.156876	55,759.507 11,426.843	1,275.957 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.533491 $10.000000	$10.258883 $10.533491	288,975.249 121,399.558	9,521.307 5,713.512
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.941727 $10.000000	$11.582224 $10.941727	305,553.448 151,816.419	13,506.541 0.000

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.532091 $10.000000	$13.506693 $12.532091	22,183.400 1,511.133	6,918.076 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.578442 $10.000000	$9.882637 $9.578442	77,361.468 36,806.110	17,669.545 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.719868 $10.000000	$13.112257 $11.719868	21,009.886 9,743.777	0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.609569 $10.000000	$13.104874 $11.609569	26,566.340 6,008.446	12,734.689 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.060561 $10.000000	$10.496420 $10.060561	379,177.812 205,582.055	46,725.205 18,426.011
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.268922 $10.000000	$10.935810 $10.268922	426,931.812 153,557.869	14,320.404 6,451.165
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.691252 $10.000000	$11.353665 $10.691252	375,317.508 152,318.000	18,833.699 4,682.708
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.852328 $10.000000	$11.510485 $10.852328	419,353.970 176,352.356	17,503.478 5,103.611
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.076094 $10.000000	$10.284791 $11.076094	71,917.815 22,044.900	553.167 523.863
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.597759 $10.000000	$14.121087 $13.597759	17,616.386 2,073.137	826.178 879.797
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.282490 $10.000000	$12.025854 $12.282490	10,292.833 1,753.473	11,873.757 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.832406 $10.000000	$11.750201 $10.832406	16,397.468 10,051.989	0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.413369 $10.000000	$11.023068 $10.413369	277,947.180 85,136.975	23,754.796 10,343.226
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.142494 $10.000000	$10.825170 $10.142494	77,364.845 28,996.096	10,995.668 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.768556 $10.000000	$11.247124 $10.768556	184,636.573 81,578.800	4,362.675 2,338.169
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.469916 $10.000000	$9.699736 $9.469916	189,805.930 101,190.096	51,072.335 9,257.141
TA PineBridge Inflation Opportunities- Service Class(8) Subaccount inception date May 1, 2013	2014 2013	$8.870906 $10.000000	$9.002487 $8.870906	86,578.965 112,955.236	20,321.950 6,885.940
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.120421 $10.000000	$12.485262 $12.120421	20,777.098 8,039.206	4,270.387 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.836738 $10.000000	$13.388277 $12.836738	56,661.441 8,070.959	6,878.443 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.886217 $10.000000	$12.805686 $11.886217	17,942.765 6,508.897	7,198.624 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.213892 $10.000000	$10.416026 $11.213892	5,841.191 0.000	548.753 514.886
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.453037 $10.000000	$10.728264 $10.453037	1,381,841.447 493,178.589	137,249.126 11,578.948
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.204584 $10.000000	$10.542635 $10.204584	341,982.745 149,500.111	24,707.544 7,587.017
TA Vanguard ETF - Growth - Service Class(9) Subaccount inception date May 1, 2013	2014 2013	$10.933258 $10.000000	$11.159064 $10.933258	1,124,097.518 526,666.776	474,131.875 309,942.162
TA WMC US Growth - Service Class(10) Subaccount inception date May 1, 2013	2014 2013	$11.927318 $10.000000	$12.977138 $11.927318	40,316.323 3,649.583	0.000 0.000

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.736082 $10.000000	$11.305513 $10.736082	5,712.878 2,961.832	0.000 0.000
AB Growth and Income Portfolio – Class B(4) Subaccount inception date May 1, 2013	2014 2013	$12.000655 $10.000000	$12.920273 $12.000655	7,292.741 5,060.065	0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.182807 $10.000000	$11.575911 $11.182807	27,674.658 5,460.791	0.000 0.000
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.572853 $10.000000	$9.898318 $9.572853	144,000.792 20,894.979	5,769.458 4,937.603
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.814889 $10.000000	$12.591497 $11.814889	16,705.093 5,605.280	2,911.497 2,109.894
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.915942 $10.000000	$12.947953 $11.915942	25,761.866 2,342.830	3,655.888 1,063.820
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.245813 $10.000000	$10.752102 $11.245813	13,850.687 4,393.718	2,593.533 1,087.418
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.092651 $10.000000	$12.022287 $11.092651	27,202.761 787.780	0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.940572 $10.000000	$13.133689 $11.940572	40,929.381 2,648.529	0.000 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.359513 $10.000000	$12.909862 $12.359513	17,024.895 6,157.133	0.000 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.734088 $10.000000	$12.312232 $11.734088	2,322.768 329.048	0.000 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.674440 $10.000000	$11.026900 $10.674440	0.000 0.000	0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.007569 $10.000000	$10.213968 $10.007569	359,921.125 159,376.034	0.000 0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.900559 $10.000000	$9.753638 $9.900559	225,841.736 165,630.010	47,232.910 5,372.471
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.423761 $10.000000	$10.639903 $10.423761	792,280.900 380,104.083	39,215.668 4,700.921
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.173136 $10.000000	$10.383067 $10.173136	153,383.211 52,488.177	1,859.273 377.148
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.766901 $10.000000	$10.948638 $10.766901	416,605.109 132,560.522	73,431.287 12,321.160
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.547700 $10.000000	$9.821416 $9.547700	97,541.816 64,588.028	556.768 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.547700 $10.000000	$9.821416 $9.547700	0.000 0.000	0.000 0.000
TA AB Dynamic Allocation - Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$10.144110 $10.000000	$10.528328 $10.144110	77,646.183 43,283.804	1,139.108 0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.473903 $10.000000	$10.519054 $10.473903	221,121.841 114,533.582	0.000 0.000
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.522602 $10.000000	$11.627700 $11.522602	8,897.914 5,858.719	2,548.395 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.677437 $10.000000	$10.792938 $10.677437	1,553,880.178 580,743.752	29,312.407 15,506.739
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.059804 $10.000000	$11,161786 $11.059804	473,947.903 175,051.481	21,954.236 3,902.179
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.603659 $10.000000	$12.795301 $11.603659	26,922.556 1,618.992	0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.688977 $10.000000	$10.704160 $10.688977	34,490.769 5,947.822	0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(6) Subaccount inception date November 10, 2014	2014	$9.998767	$9.907970	208.956	N/A

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(7) Subaccount inception date November 10, 2014	2014	$9.998767	$9.868054	8,648.691	N/A
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.562653 $10.000000	$10.932929 $10.562653	575,485.283 182,959.852	38,773.744 20,631.907
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.178335 $10.000000	$10.243698 $9.178335	12,732.147 2,807.881	1,651.335 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.558141 $10.000000	$10.318920 $10.558141	221,985.373 98,470.425	17,780.847 3,107.740
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.967341 $10.000000	$11.650000 $10.967341	293,151.516 136,034.029	7,893.999 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.561405 $10.000000	$13.585709 $12.561405	2,945.908 3,295.572	0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.600889 $10.000000	$9.940491 $9.600889	76,749.293 27,513.051	4,244.782 262.195
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.747303 $10.000000	$13.188990 $11.747303	2,074.721 0.000	0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.636728 $10.000000	$13.181537 $11.636728	20,951.676 2,471.024	2,384.885 1,069.548
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.084125 $10.000000	$10.557858 $10.084125	297,449.461 152,872.006	51,744.671 6,663.723
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.292971 $10.000000	$10.999811 $10.292971	533,914.082 262,180.810	61,442.162 1,312.603
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.716280 $10.000000	$11.420103 $10.716280	251,893.282 68,616.863	15,107.729 0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.877738 $10.000000	$11.577846 $10.877738	290,232.767 89,652.002	2,986.240 260.599
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.102015 $10.000000	$10.344990 $11.102015	14,411.718 902.411	0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.629550 $10.000000	$14.203680 $13.629550	15,492.823 13,726.551	2,463.820 0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.311215 $10.000000	$12.096220 $12.311215	1,233.186 2,596.771	0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.857766 $10.000000	$11.818958 $10.857766	8,176.799 624.471	0.000 0.000
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2014 2013	$10.215816 $10.000000	$10.360804 $10.215816	85.504 0.000	0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.437749 $10.000000	$11.087561 $10.437749	321,799.270 82,776.931	33,245.659 4,630.669
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.166237 $10.000000	$10.888512 $10.166237	106,443.342 28,507.539	5,559.718 5,596.475
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.793759 $10.000000	$11.312946 $10.793759	175,250.569 71,227.478	4,152.226 1,027.060
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.492111 $10.000000	$9.756515 $9.492111	199,029.260 51,271.286	1,600.884 265.059
TA PineBridge Inflation Opportunities- Service Class(8) Subaccount inception date May 1, 2013	2014 2013	$8.891705 $10.000000	$9.055195 $8.891705	74,383.514 19,115.452	5,109.053 279.969
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.148774 $10.000000	$12.558326 $12.148774	12,120.022 0.000	0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.866763 $10.000000	$13.466613 $12.866763	17,924.395 11,818.614	2,306.665 981.351
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.914030 $10.000000	$12.880606 $11.914030	2,080.534 2,317.261	0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.240128 $10.000000	$10.476993 $11.240128	1,195.579 0.000	0.000 0.000

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.477507 $10.000000	$10.791045 $10.477507	1,646,991.494 405,855.260	78,713.321 2,193.374
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.228484 $10.000000	$10.604339 $10.228484	428,411.367 298,286.411	16,455.516 15,489.309
TA Vanguard ETF - Growth - Service Class(9) Subaccount inception date May 1, 2013	2014 2013	$10.958846 $10.000000	$11.224368 $10.958846	1,260,467.572 386,346.006	92,786.203 28,550.047
TA WMC US Growth - Service Class(10) Subaccount inception date May 1, 2013	2014 2013	$11.955227 $10.000000	$13.053061 $11.955227	4,947.493 0.000	1,361.806 0.000
(1)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	Effective May 1, 2015, AllianceBernstein Balanced Wealth Strategy Portfolio will be named AB Balanced Wealth Strategy Portfolio.
(4)	Effective May 1, 2015, AllianceBernstein Growth and Income Portfolio will be named AB Growth and Income Portfolio.
(5)	TA AllianceBernstein Dynamic Allocation will be renamed TA AB Dynamic Allocation on or about May 1, 2015
(6)	TA BlackRock Global Allocation Managed Risk – Balanced was available on or about November 10, 2014.
(7)	TA BlackRock Global Allocation Managed Risk – Growth was available on or about November 10, 2014.
(8)	Effective on or about November 10, 2014 TA PIMCO Real Return TIPS was renamed TA PineBridge Inflation Opportunities.
(9)	Effective close of business November 7, 2014 TA Vanguard ETF Portfolio – Aggressive Growth was merged into TA Vanguard ETF Portfolio – Growth.
(10)	Effective on or about July 1, 2014 TA WMC Diversified Growth was renamed TA WMC US Growth.
TA American Funds Managed Risk had not commenced operations as of December 31, 2014, therefore, comparable data is not available.

APPENDIX
Excess Interest Adjustment Examples
Surrenders (full and partial), transfers, death benefits and amounts applied to an annuity option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment (“EIA”). If, at the time of such transactions the guaranteed interest rate set by us for the applicable period has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if the guaranteed interest rate set by us for the applicable period has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.
Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy's minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.
The formula that will be used to determine the excess interest adjustment is:
S* (G-C)* (M/12)
S	=	Is the amount (before surrender charges, premium taxes and the application of any Guaranteed Minimum Death Benefits, if any) being surrendered, withdrawn, transferred, paid upon death, or applied to an income option that is subject to the excess interest adjustment.
G	=	Is the guaranteed interest rate for the guaranteed period applicable to “S”;
C	=	Is the current guaranteed interest rate then being offered on new premium payments for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month; and
M	=	Number of months remaining in the current option period for “S”, rounded up to the next higher whole number of months.
*	=	multiplication
The following examples are for illustrative purposes only and are calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal. In the following examples ^ denotes exponentiation. Please note the exponentiation represents the compounding of the interest rate.

Excess Interest Adjustment Examples — (Continued)
Example 1 (Full Surrender, rates increase by 3%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Guaranteed minimum interest rate = 1.50%
Surrender in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment S*(G-C)*(M/12) where:	G = .055 C = .085 M = 42
= -5,250.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 51,129.21 - 54,181.21 = -3,052.00
Adjusted policy value = policy value + excess interest adjustment	= 54,181.21 + (-3,052.00) = 51,129.21
Upon full surrender of the policy, the net surrender value (adjusted policy value less any surrender charge) will never be less than that required by the non-forfeiture laws of your state.
Example 2 (Full Surrender, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Guaranteed minimum interest rate = 1.50%
Surrender in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment S* (G-C)* (M/12) where:	G = .055 C = .045 M = 42 = 50,000.00 * (.055-.045) * (42/12) = 1,750.00
Adjusted policy value	= 54,181.21 + 1,750.00 = 55,931.21
Upon full surrender of the policy, the net surrender value will never by less than that required by the non-forfeiture laws of your state. For the purpose of these illustrations no surrender charges are assumed.

Excess Interest Adjustment Examples — (Continued)
On a partial surrender, we will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:
R - E + SC
R	=	the requested partial surrender;
E	=	the excess interest adjustment; and
SC	=	the surrender charges on (EPW - E): where
EPW	=	the excess partial withdrawal amount.
Example 3 (Partial Surrender, rates increase by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Partial Surrender of $20,000 in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment S*(G-C)*(M/12) where:	S = 20,000 – 4,181.21 = 15,818.79 G = .055 C = .065 M = 42 = 15,818.79 * (.055 - .065) * (42/12) = -553.66
Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge) = 54,181.21 - (20,000.00 - (-553.66) + 0.00) = 33,627.55
Example 4 (Partial Surrender, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Partial Surrender of $20,000 in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment S*(G-C)*(M/12) where:	S = 20,000 – 4,181.21 = 15,818.79 G = .055 C = .045 M = 42 = 15,818.79 * (.055 - .045)* (42/12) = 553.66
Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge) = 54,181.21 - (20,000.00 – 553.66 + 0.00) = 34,734.87

APPENDIX
Death Benefit
Adjusted Withdrawals. If you make a partial surrender (withdrawal), then your guaranteed minimum death benefit is reduced by an amount called the adjusted withdrawal. The amount of the reduction depends on the relationship between your death proceeds and policy value. The adjusted withdrawal is equal to the gross withdrawal multiplied by the death proceeds immediately prior to the withdrawal divided by the policy value immediately prior to the withdrawal. The formula is AW = GW x (DP/PV) where:
AW = adjusted withdrawal
GW= gross withdrawal
DP = death proceeds prior to the withdrawal = greatest of (PV, CV, or GMDB)
PV = policy value prior to the withdrawal
GMDB = guaranteed minimum death benefit prior to the withdrawal
CV = cash value prior to the withdrawal
The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.
Example 1: Death Proceeds Greater than Policy Value
Assumptions:
GMDB = $75,000
PV = $50,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$50,000) = $23,241
Summary:
Reduction in guaranteed minimum death benefit	=$23,241
Reduction in policy value	=$15,494
New guaranteed minimum death benefit amount	=$51,759
New policy value (after withdrawal)	=$34,506
The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value immediately prior to the withdrawal.
Example 2: Death Proceeds Equal to Policy Value
Assumptions:
GMDB = $50,000
PV = $75,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$75,000) = $15,494
Summary:
Reduction in guaranteed minimum death benefit	=$15,494
Reduction in policy value	=$15,494
New guaranteed minimum death benefit amount	=$34,506
New policy value (after withdrawal)	=$59,506
The guaranteed minimum death benefit and policy value are reduced by the same amount because the policy value was greater than the guaranteed minimum death benefit immediately prior to the withdrawal.
These examples are for illustrative purposes only. The purpose of these illustrations is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

Death Benefit — (Continued)
Hypothetical Example
In this example, certain death benefit values at various points in time are depicted based on hypothetical assumed rates of performance. This example is for illustrative purposes only and assumes a single $100,000 premium payment by a sole owner and annuitant who is age 50. It further assumes no subsequent premium payments or withdrawals. The difference between the two “Policy Value” columns is the fee for the guaranteed minimum death benefit.
End of Year	Net Rate of Return for Fund*	Policy Value (No GMDB Elected)	Policy Value (Return of Premium GMDB Elected)	Return of Premium GMDB	Policy Value (Annual Step-up GMDB Elected)	Annual Step-Up GMDB
Issue	N/A	$100,000	$100,000	$100,000	$100,000	$100,000
1	-4%	$ 94,850	$ 94,700	$100,000	$ 94,500	$100,000
2	18%	$110,832	$110,515	$100,000	$110,093	$110,093
3	15%	$126,182	$125,655	$100,000	$124,955	$124,955
4	-7%	$115,899	$115,226	$100,000	$114,334	$124,955
5	2%	$116,884	$116,033	$100,000	$114,905	$124,955
6	10%	$127,228	$126,127	$100,000	$124,672	$124,955
7	14%	$143,577	$142,146	$100,000	$140,257	$140,257
8	-3%	$137,618	$136,033	$100,000	$133,945	$140,257
9	17%	$159,431	$157,391	$100,000	$154,706	$154,706
10	6%	$167,163	$164,788	$100,000	$161,668	$161,668
*	The assumed rate does reflect the deduction of a hypothetical fund fee but does not reflect the deduction of any other fees, charges or taxes. The death benefit values do reflect the deduction of hypothetical base policy fees and hypothetical death benefit fees. For purposes of this example we assumed a Mortality and Expense Risk Fee and Administrative Charge of 1.15% for Policy Value, 1.30% for Return of Premium and 1.50% for Annual Step-Up. Different hypothetical returns and fees would produce different results.

APPENDIX
ADDITIONAL DEATH DISTRIBUTION RIDER
The following example illustrates the Additional Death Distribution additional death benefit payable by this rider as well as the effect of a partial surrender on the Additional Death Distribution benefit amount. The annuitant is less than age 71 on the Rider Date.
Example 1
Assumptions:
Policy value on the rider date = $100,000
Premiums paid after the rider date before surrender = $25,000
Gross partial surrenders after the rider date = $30,000
Policy value on date of surrender = $150,000
Summary:
Rider earnings on date of surrender (policy value on date of surrender – policy value on rider date – premiums paid after rider date + surrenders since rider date that exceeded rider earnings = $150,000 - $100,000 - $25,000 + 0):	$ 25,000
Amount of surrender that exceeds rider earnings ($30,000 - $25,000):	$ 5,000
Base policy death benefit (assumed) on the date of death benefit calculation:	$200,000
Policy value on the date of death benefit calculations:	$175,000
Rider earnings (= policy value on date of death benefit calculations – policy value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $175,000 - $100,000 - $25,000 + $5,000):	$ 55,000
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $55,000):	$ 22,000
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$222,000
Example 2
Assumptions:
Policy value on the rider date = $100,000
Premiums paid after the rider date before surrender = $0
Gross partial surrenders after the rider date = $0
Base policy death benefit (assumed) on the date of death benefit calculation = $100,000
Policy value on the date of death benefit calculations = $75,000
Summary:
Rider earnings (= policy value on date of death benefit calculations – policy value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $75,000 - $100,000 - $0 + $0):	$ 0
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $0):	$ 0
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$100,000

APPENDIX
ADDITIONAL DEATH DISTRIBUTION+ RIDER
Assume the Additional Death Distribution+ is added to a new policy opened with $100,000 initial premium payment. The annuitant is less than age 71 on the rider date. On the first and second rider anniversaries, the policy value is $110,000 and $95,000 respectively when the rider fees are deducted. The annuitant adds a $25,000 premium payment in the 3rd rider year when the policy value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th rider year when the policy value is equal to $145,000. After 5 years, the policy value is equal to $130,000 and the death proceeds are equal to $145,000.
Example 1
Assumptions:
Account value on rider date (equals initial policy value since new policy) = $100,000
Additional death benefit during first rider year = $0
Rider fee on first rider anniversary (= rider fee * policy value = 0.55% * $110,000) = $605
Additional death benefit during 2nd rider year (= sum of total rider fees paid) = $605
Summary:
Rider fee on second rider anniversary (= rider fee * policy value = 0.55% * $95,000)	$ 522.50
Additional death benefit during 3rd rider year (= sum of total rider fees paid = $605 + $522.50)	$ 1,127.50
Rider benefit base in 3rd rider year prior to premium addition (= account value less premiums added since rider date = $115,000 – $0)	$115,000.00
Rider benefit base in 3rd rider year after premium addition (= $140,000 - $25,000)	$115,000.00
Rider benefit base in 4th rider year prior to withdrawal (= account value less premiums added since rider date = $145,000 - $25,000)	$120,000.00
Rider benefit base in 4th rider year after withdrawal = (account value less premiums added since rider date =$110,000 - $25,000)	$ 85,000.00
Rider benefit base in 5th rider year (= $130,000 - $25,000)	$105,000.00
Additional death benefit = rider benefit percentage * rider benefit base = 30% * $105,000	$ 31,500.00
Total death proceeds in 5th rider year (= base policy death proceeds + additional death benefit amount = $145,000 + $31,500)	$176,500.00

APPENDIX
Guaranteed Lifetime Withdrawal Benefit Comparison Table
Important aspects of the Guaranteed Principal SolutionSM Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider are summarized in the following chart.
Note: The Guaranteed Principal SolutionSM Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider and any additional options available under these riders, may vary for certain policies and may not be available for all policies or in all states. You should consult with tax and financial professionals to determine which of these riders is appropriate for you.
Guaranteed Principal SolutionSM Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Benefit:
Provides:
(1) Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value (calculated as described below). After that date, the guaranteed future value equals zero.
(2) Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount (calculated as described below) regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.	Benefit:
Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment options that you select.
(2) Growth—On each of the first 10 rider anniversaries, we add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary. The growth percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.	Benefit:
Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment options that you select–if you invest in certain designated investment options.
(2) Growth—On each of the first 10 rider anniversaries, we add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
For riders issued on or after

May 1, 2014................................................5.5%
For riders issued prior to
May 1, 2014................................................5.0%
(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.
Upgrades:
(1) Before the annuitant's 86th birthday, you can upgrade the total withdrawal base (for GMWB) and the guaranteed future value (for GMAB) by sending us written notice.
(2) If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee).	Upgrades:
You may request by sending us written notice. If you elect to manually reset, the current rider terminates and a new rider is issued (which may have a higher rider fee percentage and lower growth rate percentage.) If you have elected the joint life option under the rider, you cannot elect a manual reset if the annuitant or the annuitant's spouse is 86 or older (unless state law requires a lower maximum age).

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)
Guaranteed Principal SolutionSM Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Additional Options:
Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner). The use of joint life option may not be permitted in the case of certain non-natural owners.	Additional Options:
(1) Death Benefit Option—You may add an amount to the death benefit payable under the base policy.
(2) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner). The use of joint life option may not be permitted in the case of certain non-natural owners.
(3) Income EnhancementSM Option—If the rider has been in effect for at least 12 months, then you may elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal percentage if either the annuitant or the annuitant's spouse, if the joint life option is elected, is confined in a hospital or nursing facility because of a medical necessity, and has been so confined for an “elimination period” (i.e., 180 days within the last 365 days). You cannot elect this option if the qualifying person(s) is/are already confined in a hospital or nursing facility when the rider is elected. In addition, the increase to the withdrawal percentage stops when the qualifying person(s) is/are no longer confined.
Availability: 0 - 80 (unless state law requires a lower maximum issue age	Availability: Younger than age 86 (unless state law requires a lower maximum issue age)	Availability: Younger than age 86 (unless state law requires a lower maximum issue age)
Current Charge: 1.25% of total withdrawal base on each rider anniversary under the “principal back” withdrawal guarantee under the rider.	Current Charge: 1.25% annually (single life and joint life) of withdrawal base deducted on each rider quarter.	Current Charge:
(1) for Base Benefit only—(single and joint life) of withdrawal base deducted on each rider quarter:
For riders issued on or after

May 1, 2014................0.70% to 1.45% annually
For riders issued prior to
May 1, 2014................0.70% to 1.55% annually
(2) with Death Benefit Option—0.40% (single life) or 0.35% (joint life) annually of withdrawal base deducted on each rider quarter, in addition to the base benefit fee;
(3) with Income EnhancementSM Option—0.30% (single life) or 0.50% (joint life) annually of withdrawal base deducted on each rider quarter, in addition to the base benefit fee.
Investment Restrictions:
Portfolio Allocation Method (“PAM”)—We monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts between investment options that we designate and the variable investment options that you select.	Investment Restrictions: You must allocate 100% of your policy value to one or more investment options that we designate.	Investment Restrictions: You must allocate 100% of your policy value to one or more investment options that we designate.
Withdrawal Option:
5% For Life - Policyholder can withdraw up to 5% of the 5% For Life total withdrawal base each year starting with the rider anniversary following the annuitant's 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life Minimum Remaining Withdrawal Amount has reached zero.	Withdrawal Percentages (Single Life): The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
Withdrawal Percentages (Single Life):

0-58..................................................................0.0%
59-64................................................................4.0%
65-79................................................................5.0%
80+...................................................................6.0%

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)
Guaranteed Principal SolutionSM Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Withdrawal Option:
7% Principal Back - Policyholder can withdraw up to 7% of the 7% Principal Back total withdrawal base per year until at least the time at which the 7% Principal Back minimum remaining withdrawal amount has reached zero.	Withdrawal Percentages (Joint Life): The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
Withdrawal Percentages (Joint Life):

For riders issued on or after May 1, 2014
0-58..................................................................0.0%
59-64..............................................................3.75%
65-79..............................................................4.75%
80+.................................................................5.75%
For riders issued prior to May 1, 2014

0-58..................................................................0.0%
59-64................................................................3.5%
65-79................................................................4.5%
80+...................................................................5.5%

APPENDIX
GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS
The following examples show the effect of withdrawals on the benefits under the Guaranteed Principal SolutionSM Rider.
GUARANTEED MINIMUM ACCUMULATION BENEFIT
Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:
1)	the gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the amount of gross partial withdrawal;
B	is the policy value immediately prior to the gross partial withdrawal; and
C	is the guaranteed future value immediately prior to the gross partial withdrawal.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.
Example 1:
Assumptions:
Policy value prior to withdrawal (“PV”) = $90,000
Guaranteed future value prior to withdrawal (“GFV”) = $100,000
Gross withdrawal amount (“WD”) = $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $90,000) * $100,000 = $11,111.11
Step Two.  Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?
$11,111.11 pro rata amount
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $11,111.11 = $88,888.89
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.
Example 2:
Assumptions:
PV = $120,000
GFV= $100,000
WD= $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $120,000) * $100,000 = $8,333.33
Step Two.  Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?
$10,000 withdrawal
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $10,000 = $90,000
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.
GUARANTEED LIFETIME WITHDRAWAL BENEFIT
Total Withdrawal Base.  Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the total withdrawal base prior to the withdrawal of the excess amount.
Minimum Remaining Withdrawal Amount.  Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Minimum remaining withdrawal amount (“MRWA”)
2.	Total withdrawal base (“TWB”)
3.	Maximum annual withdrawal amount (“MAWA”)
Example 1 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $7,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)
2.	$100,000 - $7,000 = $93,000.
Result.  In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.
Example 2 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $8,000
EWD = $1,000 ($8,000 - $7,000)
PV = $90,000
You = Owner and Annuitant (Age 60)

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $8,000 - $7,000 = $1,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 7% WD)) * (MRWA - 7% WD)
2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?
$1,120.48 pro rata amount
Step Four.  What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 + $1,120.48 (pro rata excess) = $8,120.48
2.	$100,000 - $8,120.48 = $91,879.52
Result.  The “principal back” minimum remaining withdrawal amount is $91,879.52.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).
New “principal back” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 7% WD)) * TWB before any adjustments
2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?
$1,204.82 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $1,204.82 = $98,795.18
Result.   The new “principal back” total withdrawal base is $98,795.18
New “principal back” maximum annual withdrawal amount:
Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “principal back” maximum annual withdrawal amount?
$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66
Result.  Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.
Example 3 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $5,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).
2.	$100,000 - $5,000 = $95,000.
Result.  In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.
Example 4 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $7,000 - $5,000 = $2,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)
2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?
$2,235.29 pro rata amount
Step Four.  What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 + $2,235.29 (pro rata excess) = $7,235.29
2.	$100,000 - $7,235.29 = $92,764.71
Result.   The “for life” minimum remaining withdrawal amount is $92,764.71.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).
New “for life” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result.   The new “for life” total withdrawal base is $97,647.06

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
New “for life” maximum annual withdrawal amount:
Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “for life” maximum annual withdrawal amount?
$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35
Result.  Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

APPENDIX
PAM METHOD TRANSFERS
To make the Guaranteed Principal SolutionSM Rider available, we monitor your policy value and guarantees under the rider daily and periodically transfer amounts between your selected investment options and the PAM Subaccount. We determine the amount and timing of PAM Method transfers between the investment options and the PAM Subaccount according to a mathematical model.
The mathematical model is designed to calculate how much of your policy value should be allocated to the PAM Subaccount. Based on this calculation, transfers into or out of the PAM Subaccount will occur. The formula is:
Percent of Policy Value required in PAM Subaccount (or X) = e-Dividend*Time *(1- NormDist(d1))
where:
e = Base of the Natural Logarithm
NormDist = Cumulative Standard Normal Distribution
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
In order to calculate the percent of policy value required in the PAM Subaccount, we must first calculate d1:
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
where:
ln = Natural Logarithm Function
G = Guarantee Ratio
R = Rate
F = Fees
V = Volatility
T = Time
After calculating d1, the percent of policy value required in the PAM Subaccount can be calculated. Once calculated, appropriate transfers into or out of the PAM Subaccount will occur.
Following is a brief discussion of the values used in the formula.
♦	The POLICY VALUE includes the value in both the investment options and in the PAM Subaccount.
♦	The GUARANTEE RATIO is the policy value divided by 7% “Principal Back” Minimum Remaining Withdrawal Amount.
♦	The RATE is the interest rate used for the PAM Method. It is based on a long-term expectation based on historical interest rates and may vary over time.
♦	The FEES is an approximation of average policy fees and charges associated with policies that have elected the Guaranteed Principal SolutionSM Rider. This value may change over time.
♦	The VOLATILITY represents the volatility of the returns of policy value for all in force policies and is based on the long-term expectation of the degree to which the policy values tend to fluctuate. This value may vary over time.
♦	The TIME is an approximation based on actuarial calculations of historical average number of years (including any fraction) which we anticipate remain until any potential payments are made under the benefit. This value may vary over time.
♦	The PERCENT OF POLICY VALUE TO BE ALLOCATED TO THE PAM SUBACCOUNT is computed for each policy. Ultimately the allocation for a policy takes into account the guarantees under the rider and the limit on allocations to the PAM Subaccount.
♦	The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.
♦	The NATURAL LOGARITHM function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.

PAM METHOD TRANSFERS — (Continued)
Example:
Day 1: Policy Value Declines by 10%
For purposes of this example we will assume that the policy value declines by 10% to $90,000 the day after the rider issue date from the initial premium amount of $100,000 producing a guarantee ratio of 90% ($90,000/$100,000). We will also assume:
Guarantee Ratio = 90%
Rate = 4.5%
Volatility = 10%
Fees = 3%
Time = 20
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(.90)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]
d1=.658832
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1-NormDist(d1))
X= (2.718282 ^ -.03 * 20) * (1 – NormDist(.658832))
X = 13.9948%
Therefore, 13.9948% of the policy value is transferred to the PAM Subaccount, resulting in a total transfer of $12,595.32.
Day 2: Policy Value Recovers to 105% of Initial Value after the 10% Decline
For purposes of this example we will assume that after the policy value declined to $90,000 it recovered the next day to $105,000 producing a guarantee ratio of 105% ($105,000/$100,000). We will also assume:
Guarantee Ratio = 105%
Rate = 4.5%
Volatility = 10%
Fees = 3%
Time = 20
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(1.05)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]
d1= 1.003524
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))
X= (2.718282 ^ -.03 * 20) * (1 – NormDist(1.003524))
X = 8.6605%
While the mathematical model would suggest we transfer only a portion of the policy value in the PAM Subaccount into your investment options (leaving 8.6605% in the PAM Subaccount), all of the policy value in the PAM Subaccount will be transferred into your investment options. If the Guarantee Ratio equals or exceeds 100%, then your policy value is greater than or equal to the value of the guarantee and there is no current need for any policy value to be allocated to the PAM Subaccount.

APPENDIX
Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit Riders
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Withdrawal Base (“WB”) (also referred to as Total Withdrawal Base (“TWB”) for some riders);
2.	Rider Withdrawal Amount (“RWA”) (also referred to as Maximum Annual Withdrawal Amount (“MAWA”) for some riders); and
3.	Rider Death Benefit (“RDB”) (also referred to as Minimum Remaining Withdrawal Amount (“MRWA”) for some riders (if applicable)).
Withdrawal Base.  Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the withdrawal base prior to the withdrawal of the excess amount.
Rider Death Benefit.  Gross partial withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under a guaranteed lifetime withdrawal benefit. The withdrawal percentages shown may not be available on all riders. Certain features (growth and rider death benefits) may not be available on all riders. For information regarding a specific rider, please refer to that rider section in this prospectus.
Example 1 (Base):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
Gross partial withdrawal (“GPWD”) = $5,000
Excess withdrawal (“EWD”) = None
Policy Value (“PV”) = $100,000
Question: Is any portion of the withdrawal greater than the rider withdrawal amount?
No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.
Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.

Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Example 2 (Excess Withdrawal):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
GPWD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
New withdrawal base:
Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.
Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result. The new withdrawal base is $97,647.06
New rider withdrawal amount:
Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.
Question: What is the new rider withdrawal amount?
$97,647.06 (the adjusted withdrawal base) * 5% = $4,882.35
Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the withdrawal base (assuming there are no future automatic step-ups).
Example 3 (Base demonstrating growth):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Question:   Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Result.   In this example, because no portion of the withdrawal was in excess of $8,144, the withdrawal base does not change.

Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Example 4 (Base demonstrating WB growth with Additional Death Payment Option):
Assumptions:
Withdrawal Percentage = 5%
WB at rider issue = $100,000
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Step One.  Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Step Two.  What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (there is no excess to deduct)
2.	$100,000 - $8,144 = $91,856.
Result.  In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the rider death benefit reduces to $91,856.
Example 5 (Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):
Assumptions:
Withdrawal Percentage = 5%.
WB at rider issue = $100,000
Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889.
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken and the growth stops on the 10th rider anniversary.
GPWD = $10,000
EWD = $1,856 ($10,000 - $8,144)
PV = $90,000 in 10 years
Step One.  Is any portion of the total withdrawal greater than the rider withdrawal amount?
Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)
Step Two.  Calculate how much of the rider death benefit is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)
2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74
Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?
$2,082.74 pro rata amount.
Step Four. What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $2,082.74 (pro rata excess) = $10,226.74
2.	$100,000 - $10,226.74 = $89,773.26.
Result. The rider benefit is $89,773.26.

Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Note: Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
The Retirement Income Max® and Retirement Income Choice® 1.6 riders and any additional options they offer may vary for certain policies, may not be available for all policies, and may not be available in all states.
This disclosure explains the material features of the Retirement Income Max® and Retirement Income Choice® 1.6 riders.

APPENDIX
Hypothetical Example of the Withdrawal Base Calculation -Retirement Income Max® Rider
The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Retirement Income Max® Rider using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values.
Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Growth Amount*	High MonthiversarySM Value	Withdrawal Base	Rider Withdrawal Amount
	$100,000	$	$	$		$$100,000	$100,000	$ 6,300
1	$102,000	$	$	$		$$102,000	$100,000	$ 6,300
1	$105,060	$	$	$		$$105,060	$100,000	$ 6,300
1	$107,161	$	$	$		$$107,161	$100,000	$ 6,300
1	$110,376	$	$	$		$$110,376	$100,000	$ 6,300
1	$112,584	$	$	$		$$112,584	$100,000	$ 6,300
1	$115,961	$	$	$		$$115,961	$100,000	$ 6,300
1	$118,280	$	$	$		$$118,280	$100,000	$ 6,300
1	$121,829	$	$	$		$$121,829	$100,000	$ 6,300
1	$124,265	$	$	$		$$124,265	$100,000	$ 6,300
1	$120,537	$	$	$		$$124,265	$100,000	$ 6,300
1	$115,716	$	$	$		$$124,265	$100,000	$ 6,300
1	$109,930	$	$		$$105,000	$124,265	$124,265 [1]	$ 7,829
2	$112,129	$	$	$		$$112,129	$124,265	$ 7,829
2	$115,492	$	$	$		$$115,492	$124,265	$ 7,829
2	$117,802	$	$	$		$$117,802	$124,265	$ 7,829
2	$121,336	$	$	$		$$121,336	$124,265	$ 7,829
2	$124,976	$	$	$		$$124,976	$124,265	$ 7,829
2	$177,476	$50,000	$	$		$$177,476	$174,265	$10,979
2	$175,701	$	$	$		$$177,476	$174,265	$10,979
2	$172,187	$	$	$		$$177,476	$174,265	$10,979
2	$167,022	$	$	$		$$177,476	$174,265	$10,979
2	$163,681	$	$	$		$$177,476	$174,265	$10,979
2	$166,955	$	$	$		$$177,476	$174,265	$10,979
2	$170,294	$	$		$$182,979	$177,476	$182,979 [2]	$11,528
3	$166,888	$	$	$		$$166,888	$182,979	$11,528
3	$171,895	$	$	$		$$171,895	$182,979	$11,528
3	$173,614	$	$	$		$$173,614	$182,979	$11,528
3	$178,822	$	$	$		$$178,822	$182,979	$11,528
3	$175,246	$	$	$		$$178,822	$182,979	$11,528
3	$151,741		$$20,000	$9,676	$		$$173,303	$
3	$154,775	$	$	$	$		$$173,303	$
3	$159,419	$	$	$	$		$$173,303	$
3	$161,013	$	$	$	$		$$173,303	$
3	$165,843	$	$	$	$		$$173,303	$
3	$174,135	$	$	$	$		$$173,303	$
3	$181,101	$	$	$	$		$$181,101 [1]	$11,409
(1)	Automatic Step Up Applied
(2)	Growth Applied
*	Growth Percentage = 5%

APPENDIX
RIDER GRID VARIATIONS
The information below is a summary of riders previously available for purchase but are no longer available. This appendix describes the material features of the riders. Please refer to your personal rider pages and any supplemental mailings for your specific coverage and features regarding these riders. Listed below are the abbreviations that will be used in the following grid for your reference.
Abbreviation	Definition
DB	Death Benefit
GMIB	Guaranteed Minimum Income Benefit
GMLB	Guaranteed Minimum Living Benefit
IE	Income EnhancementSM
ILSD	Income Link Start Date
ILSW	Income Link Systematic Withdrawal
ILWY	Income Link Withdrawal Year
Abbreviation	Definition
N/A	Not Applicable
RMD	Required Minimum Distribution
RWA	Rider Withdrawal Amount
TWB	Total Withdrawal Base
WB	Withdrawal Base
WD	Withdrawal
Income LinkSM Rider Specific Withdrawal Benefit Terms:
Withdrawal Option Election Date - This is the date the withdrawal option is selected by the policy owner. The RWA is zero prior to the establishment of this date. The date and the corresponding withdrawal option can change any time prior to the ILSD. Once ILSD is set, it cannot be changed.
ILSD - This is the date the policy owner elects to begin receiving payments using one of the 4 ILSW options. This date may be changed prior to the establishment of the withdrawal year.
ILWY - Also known as the withdrawal year, is each 12 month period beginning on the ILSD. This is the time period for withdrawing your RWA which is reset at the beginning of each withdrawal year.
ILSW - This rider offers 4 new systematic payment options specific to this rider only. ANY withdrawal that is not an ILSW (including other systematic payment options) will be treated as a 100% excess.
Rider Name	Income LinkSM3
Rider Form Number[1]	RGMB 39 0110 RGMB 39 0110 (IS)(NY) RGMB 39 0110 (IJ)(NY)
Purpose of Rider	This is a GLWB rider that guarantees tiered withdrawals for the annuitant's2 lifetime.
• The policyholder can withdraw (required to use systematic withdrawals) the RWA each rider year until the death of the annuitant[2].
• This benefit is intended to provide a level of tiered payments regardless of the performance of the designated variable investment option you select.
Availability	• Issue age 55-80, but not yet 81 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
Base Benefit and Optional Fees at issue	Percentage of TWB - 0.90% for Single and Joint Life Riders (prior to 11/3/2013)

RIDER GRID VARIATIONS — (Continued)
Rider Name	Income LinkSM3
Rider Form Number[1]	RGMB 39 0110 RGMB 39 0110 (IS)(NY) RGMB 39 0110 (IJ)(NY)
Fee Frequency	• The fee is calculated at issue and each subsequent calendar rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.
• Deducted at each rider quarterversary in arrears during the accumulation phase.
• The fee is adjusted for new deposits that increase the WB and decreased for withdrawals that are not ILSW or RMD systematic withdrawals.
• The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.
• A pro-rated fee is assessed at the time of rider termination or full surrender.
Death Benefit	N/A
Designated Funds Available - Policyholder who add these riders may only invest in the investment options listed.
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to make payments under this benefit.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	American Funds Bond Fund
TA Aegon Money Market
TA Aegon Tactical Vanguard ETF - Conservative
TA Aegon U.S. Government Securities
TA AB Dynamic Allocation
TA Asset Allocation - Conservative
TA JP Morgan Core Bond
TA JP Morgan Tactical Allocation
TA PineBridge Inflation Opportunities
TA PIMCO Tactical - Conservative
TA PIMCO Total Return
TA Vanguard ETF - Conservative
Fixed Account
Allocation Methods	N/A
Withdrawal Benefits - See “Adjusted Partial Surrenders - Income Link” appendix for examples showing the effect of withdrawals on the WB.	Withdrawal Option Election Date - This is the date the withdrawal option is selected by the policy owner.
ILSD - This is the date the policy owner elects to begin receiving payments.
ILWY - This is each 12 month period beginning on the ILSD and establishes the time period for withdrawing your RWA and is reset at the beginning of each withdrawal year.
ILSW - There are 4 systematic payment options specific to this rider. Any withdrawal that is not an ILSW will be considered an excess withdrawal.
The withdrawal percentage is used to calculate the RWA and is determined by electing a withdrawal option, which is not required to elect at the time of issue. Once selected, the ILSWs are not required to begin immediately. Your withdrawal option is not locked in until the ILSD and the percentage is not recalculated at the time of an automatic step-up. Withdrawal options are as listed below:
Single Life
5% for 7 years and 4% thereafter
6% for 6 years and 4% thereafter
7% for 5 years and 4% thereafter
8% for 4 years and 4% thereafter
9% for 3 years and 4% thereafter
10% for 2 years and 4% thereafter
Joint Life
4.5% for 7 years and 3.5% thereafter
5.5% for 6 years and 3.5% thereafter
6.5% for 5 years and 3.5% thereafter
7.5% for 4 years and 3.5% thereafter
8.5% for 3 years and 3.5% thereafter
9.5% for 2 years and 3.5% thereafter
On each ILSD and the beginning of each ILWY thereafter, the RWA is equal to the withdrawal option percentage multiplied by the withdrawal base.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Income LinkSM3
Rider Form Number[1]	RGMB 39 0110 RGMB 39 0110 (IS)(NY) RGMB 39 0110 (IJ)(NY)
Automatic Step-Up Benefit	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary; or
3) The highest policy value on a rider monthiversarySM for the current rider year*
* Item 3) is set to zero if there have been any withdrawals that are not ILSW or RMD systematic withdrawals in the current rider year. The highest monthly value is the largest policy value on each rider monthiversary during the rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.
Exercising Rider	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each withdrawal year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Income Benefit or Other Benefit Payout Considerations	Systematic Withdrawal Options:
1. 72t/72q SPO - This allows fixed level payments that will not change for at least 5 years and payments will not exceed RWA. Only 5, 6 and 7 year options available.
2. RMD Only SPO - This allows a modal amount equal to the annual RMD requirement for the current calendar year less all withdrawals taken in current calendar year divided by the number of payments remaining in the calendar year. Will not reduce RWA and is only available prior to ILSD.
3. RWA SPO no RMD kick out - Allows modal payments of the remaining RWA divided by the number of payments remaining in the current withdrawal year. Payments will be adjusted for any step-ups, premium additions or excess withdrawals and will reduce the RWA with each payment.
4. RWA SPO with RMD kick out - This allows for payments equal to #3 above with an additional payment to satisfy the RMD paid on December 27th each calendar year. Modal payments are not affected by this RMD payment.
Rider Upgrade	• No upgrades allowed, however the owner may terminate the existing rider any time after the 5th rider anniversary and add the new rider in place at that time, as long as the covered lives meet the age requirements in effect at that time.
• New rider addition will be subject to issue age restrictions of the rider at the time of termination and re-addition. Currently the maximum age is 80 years old.
• Rider availability and fees are subject to what applies to the new rider being added.
Rider Termination	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed at any time after the 5th rider anniversary.
• The rider will be terminated the date we receive written notice from you requesting termination.
• After termination, there is no wait period to re-add the rider, assuming the rider is still available.
(1)	Rider form number may be found on the bottom left corner of your rider pages.
(2)	If the rider's Joint Life option has been elected for an additional fee, the benefits and features available could differ from the Single Life Option based on the age of the annuitant's spouse.
(3)	This rider and additional options may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the riders. The application and operation of the riders are governed by the terms and conditions of the rider itself.

APPENDIX
Guaranteed Lifetime Withdrawal Benefit
Adjusted Partial Surrenders - Income LinkSM Rider (No Longer Available)
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Withdrawal Base (“WB”)
2.	Rider Withdrawal Amount (“RWA”)
3.	Income LinkSM Rider Systematic Withdrawals (“ILSW”)
Withdrawal Base.  Income LinkSM rider systematic withdrawals (and certain minimum required distributions) will not reduce the withdrawal base. Non-Income LinkSM rider systematic withdrawals (and minimum required distributions calculated other than as provided for in the rider or not taken via a systematic withdrawal program) will reduce the withdrawal base by an amount equal to the greater of:
1)	the amount of the non-Income LinkSM rider systematic withdrawal (or non-qualifying minimum required distribution); and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the amount in 1 above;
B	is the policy value prior to the withdrawal; and
C	is the withdrawal base prior to the withdrawal.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.
Assumptions:
WB = $100,000
RWA = 6% withdrawal would be $6,000 (6% of the current $100,000 withdrawal base)
ILSW = $500 per month
Non-ILSW = $10,000 (taken after the eighteenth monthly Income LinkSM rider systematic withdrawal)
PV = $90,000
Assumes single life withdrawal option of 6% for 6 years and 4% thereafter has been elected. Non-Income LinkSM rider systematic withdrawal occurs during the second Income LinkSM rider withdrawal year (which means the withdrawal percentage is 6%).
Result. For the guaranteed lifetime withdrawal benefit, because there was a non-Income LinkSM rider systematic withdrawal, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount and Income LinkSM rider systematic withdrawal amount calculated.
New withdrawal base:
Step One. The withdrawal base is reduced only by the amount of the non-Income LinkSM rider systematic withdrawal or the pro rata amount, if greater.
Step Two. Calculate how much the withdrawal base is affected by the non-Income LinkSM rider systematic withdrawal.
1.	The formula is (Non-ILSW / (PV before withdrawal)) * WB before any adjustments
2.	($10,000 / ($90,000)) * $100,000 = $11,111
Step Three. Which is larger, the actual $10,000 non-Income LinkSM rider systematic withdrawal or the $11,111 pro rata amount?
$11,111 pro rata amount.
Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?
$100,000 - $11,111 = $88,889
Result. The new withdrawal base is $88,889. Please note the percentage reduction in the withdrawal base is used in calculating the revised RWA and ILSW.
New rider withdrawal amount:
Because the withdrawal base was adjusted (due to the non-Income LinkSM rider systematic withdrawal) we have to calculate a new (remaining) rider withdrawal amount. This calculation assumes no more non-Income LinkSM rider systematic withdrawal activity prior to the next Income LinkSM rider withdrawal year.
Question: What is the new (remaining) rider withdrawal amount for the remainder of the Income LinkSM rider withdrawal year?
$3,000 (the remaining rider withdrawal amount) - ($3,000*11.11%) = $2,667

Guaranteed Lifetime Withdrawal BenefitAdjusted Partial Surrenders - Income LinkSM
Rider (No Longer Available) — (Continued)
Result. Going forward, the maximum you can take out in a benefit year without causing a negative withdrawal base adjustment and further reduction of the withdrawal base (assuming there are no future automatic step-ups) is $5,333.
New Income LinkSM rider systematic withdrawal amount:
Because the withdrawal base was adjusted (due to the non-Income LinkSM rider systematic withdrawal) we have to calculate a new Income LinkSM rider systematic withdrawal amount. This calculation assumes no more non-Income LinkSM rider systematic withdrawal activity prior to the next Income LinkSM rider withdrawal year.
Question: What is the new Income LinkSM rider systematic withdrawal amount?
$500 (the old Income LinkSM rider systematic withdrawal amount) - ($500*11.11%) = $444
Result. Going forward (until the seventh Income LinkSM rider withdrawal year), the Income LinkSM rider systematic withdrawal amount (assuming there are no future automatic step-ups) is $444.

TRANSAMERICA VARIABLE ANNUITY SERIES

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Supplement dated May 1, 2015

to the

Prospectus dated May 1, 2015

This Rate Sheet Prospectus Supplement (this “supplement”) should be read and retained with the prospectus for the Transamerica Variable Annuity Series variable annuity. If you would like another copy of the current prospectus, please call us at (800) 525-6205.

We are issuing this supplement to provide the growth percentage and withdrawal percentages that we are currently offering for the Retirement Income Max®. This supplement replaces and supersedes any previously issued Rate Sheet Prospectus Supplement(s), and must be used in conjunction with an effective Transamerica Variable Annuity Series variable annuity prospectus.

The rates below apply for applications signed between May 1, 2015 and June 30, 2015. The growth percentage and withdrawal percentages may be different than those listed below for applications signed after June 30, 2015. It is also possible for a new Rate Sheet Prospectus Supplement to be filed prior to June 30, 2015, which would supersede this supplement. We are under no obligation to notify you that this Rate Sheet Prospectus Supplement is no longer in effect. Please work with your financial professional or visit www.transamerica.com to confirm the current rates.

GROWTH PERCENTAGE

5.50%

WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Withdrawal Percentage - Single Life Option*	Withdrawal Percentage - Joint Life Option*
0-58	0.00%	0.00%
59-64	4.20%	3.80%
65-79	5.20%	4.80%
≥ 80	6.20%	5.80%

* The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the benefit anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday.

Please note: In order for you to receive the growth percentage and withdrawal percentages reflected above, your application must be signed within the time period disclosed above or earlier if a new Rate Sheet Prospectus Supplement is filed prior to the end of the period discussed above since that new Rate Sheet Prospectus Supplement would supersede this supplement. We must also receive your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

Please keep this Rate Sheet Prospectus Supplement for future reference.

STATEMENT OF ADDITIONAL INFORMATION
TRANSAMERICA VARIABLE ANNUITY SERIES
Issued through
Transamerica Life Insurance Company Separate Account B (EST. 1/19/1990) 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com	Transamerica Financial Life Insurance Company Separate Account BNY (EST. 9/27/1994) 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com
This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Transamerica Variable Annuity Series variable annuity offered by Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company (“us,” “we”, “our” or “Company”). You may obtain a copy of the current prospectus, dated May 1, 2015, by calling (800) 525-6205, or write us at the addresses listed above. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.
This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.
Dated: May 1, 2015

ii

GLOSSARY OF TERMS
accumulation unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.
adjusted policy value—The policy value increased or decreased by any excess interest adjustment.
Administrative Office—Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800)525-6205.
annuitant—The person on whose life any annuity payments involving life contingencies will be based.
annuity commencement date—The date upon which annuity payments are to commence. This date may not be later than the last day of the policy month following the month in which the annuitant attains age 99 (earlier if required by state law).
annuity payment option—A method of receiving a stream of annuity payments selected by the owner.
annuity unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.
assumed investment return or AIR—The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
beneficiary—The person who has the right to the death benefit as set forth in the policy.
cash value—The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).
Code—The Internal Revenue Code of 1986, as amended.
enrollment form—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.
excess interest adjustment—A positive or negative adjustment to amounts surrendered (both partial or full surrenders) and transfers or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by us since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum. The excess interest adjustment does not apply to policies issued in New York by Transamerica Financial Life Insurance Company.
excess partial surrender—The portion of a partial surrender (surrender) that exceeds the free amount.
fixed account—One or more guaranteed period options under the policy that are part of our general assets and are not in the separate account.
guaranteed lifetime withdrawal benefit—Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Guaranteed Principal SolutionSM Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider.
guaranteed period options—The various guaranteed interest rate periods of the fixed account which we may offer and into which premium payments may be paid or amounts transferred when available.
market day—A day when the New York Stock Exchange is open for business.
nonqualified policy—A policy other than a qualified policy.
owner (you, your)—The person who may exercise all rights and privileges under the policy.
policy date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
policy value—On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross surrenders (surrenders plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge plus or minus any excess interest adjustment); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
1

•	accumulated losses in the separate account; minus
•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.
policy year—A policy year begins on the policy date and on each anniversary thereafter.
premium payment—An amount paid to us by the owner or on the owner's behalf as consideration for the benefits provided by the policy.
qualified policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.
separate account—Separate Account VA B and Separate Account VA BNY, separate accounts established and registered as unit investment trusts under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
separate account value—The portion of the policy value that is invested in the separate account.
service charge—An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses.
subaccount—A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
surrender charge—A percentage of each premium payment that depends upon the length of time from the date of each premium payment. The surrender charge is assessed on full or partial surrenders from the policy. A surrender charge may also be referred to as a “contingent deferred sales charge” or a “contingent deferred sales load.”
surrender charge free amount—The amount that can be withdrawn each policy year without incurring any surrender charges and excess interest adjustment (if applicable). Please see “EXPENSES – Surrender Charges” for more explanation.
valuation period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made generally at the close of business on each market day.
variable annuity payments—Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.
written notice—Written notice, signed by the owner, that gives us the information we require and is received in good order at the Administrative Office. For some transactions, we may accept an electronic notice or telephone instructions. Such electronic notice must meet the requirements for good order that we establish for such notices.
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In order to supplement the description in the prospectus, the following provides additional information about us and the policy, which may be of interest to a prospective purchaser.
THE POLICY—GENERAL PROVISIONS
Owner
The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with our consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.
Unless we have been notified of a community or marital property interest in the policy, we will rely on our good faith belief that no such interest exists and will assume no responsibility for inquiry.
Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner's estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.
The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.
When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment we have made or action we have taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.
Entire Contract
The entire contract consists of the policy and any application, endorsements and riders. If any portion of the policy or rider attached thereto shall be found to be invalid, unenforceable or illegal, the remainder shall not in any way be affected or impaired thereby, but shall have the same force and effect as if the invalid, unenforceable or illegal portion had not been inserted.
Misstatement of Age or Sex
During the Accumulation Phase. If the age of any person whose life or age a benefit provided under a guaranteed benefit has been misstated, any such benefit will be that which would have been purchased on the basis of the correct age. If that person would not have been eligible for that guaranteed benefit at the correct age, (i) the benefit will be rescinded; and (ii) any charges that were deducted for the benefit will be refunded and applied to the total account value of the policy.
We reserve the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the policy.
After the Annuity Commencement Date. We may require proof of the annuitant’s or owner’s age and/or sex before any payments associated with any benefits are made. If the age or sex of the annuitant and/or owner has been misstated, we will change the payment associated with any benefits payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by us shall be paid in full with the next payment due such person, beneficiary, or payee. The dollar amount of any overpayment made by us due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest specified in your policy, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to us.
Reallocation of Annuity Units After the Annuity Commencement Date
After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the market day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the
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annuity units remaining in an account or subaccount after a reallocation is less than $10, we reserve the right to include the value of those annuity units as part of the transfer. The request must be in writing to our Administrative Office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.
After the annuity commencement date, no transfers may be made from the fixed account to the separate account.
Annuity Payment Options
During the lifetime of the annuitant and before the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by us in good order at least thirty (30) days before the annuity commencement date (elections less than 30 days require prior approval). If no election is made before the annuity commencement date, annuity payments will be made under (1) life income with level (fixed) payments for 10 years certain, using the existing adjusted policy value of the fixed account, or (2) life income with variable payments for 10 years certain using the existing policy value of the separate account, or (3) in a combination of (1) and (2). The default options may be restricted with respect to qualified policies.
The person who elects an annuity payment option can also name one or more beneficiaries to receive any unpaid, guaranteed amount at the death of the annuitant. Naming these beneficiaries cancels any prior choice of a beneficiary.
A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells us in writing and we agree.
Adjusted Age. For the Life Income and Joint and Survivor annuity payment options, the adjusted age is the annuitant's actual age nearest birthday, on the annuity commencement date, adjusted as described in your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.
Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 3% effective annual AIR and the “Annuity 2000” (male, female and unisex if required by law) mortality table projected for improvement using projection scale G. The rates were projected dynamically using an assumed annuity commencement date of 2020. the “Annuity 2000” mortality rates are adjusted based on improvements in mortality to more appropriately reflect increased longevity. The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary. For certain qualified policies the use of unisex mortality tables may be required.
Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state and Federal law) and adjusted age of the annuitant.
Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.
Death Benefit
Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us will constitute due proof of death. If the annuitant dies after the annuity commencement date, no death benefit is payable and the amount payable will depend on the annuity income option.
Upon receipt in good order of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information about the beneficiary(ies) to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.
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If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the cash value. If the new owner is not the deceased owner's spouse, however, the cash value must be distributed within five years after the date of the deceased owner's death, or be used to provide payments to a designated beneficiary within one year of such owner’s death that will be made for life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. If the sole new owner is the deceased owner's surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.
Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending us written notice. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. If an irrevocable beneficiary dies, the owner may then designate a new beneficiary. The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when we receive the notice. We will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.
Death of Owner
Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See the TAX INFORMATION section in the prospectus for more information about these rules. Other rules may apply to qualified policies.
Assignment
During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on us until a copy has been filed at our Administrative Office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. We assume no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.
Unless you so direct by filing written notice with us, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary's creditors.
Ownership under qualified policies is restricted to comply with the Code.
Evidence of Survival
We reserve the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until we receive such evidence.
Non-Participating
The policy will not share in our surplus earnings; no dividends will be paid.
Amendments
No change in the policy is valid unless made in writing by us and approved by one of our officers. No registered representative has authority to change or waive any provision of the policy.
We reserve the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.
Employee and Agent Purchases
The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of ours or our affiliated companies or their immediate family. In such a case, we may, at our sole discretion, credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs we experience on those purchases. We may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense
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risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which we are not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.
INVESTMENT EXPERIENCE
A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.
Accumulation Units
Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given market day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.
Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the Administrative Office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $10 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.
An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.
The net investment factor for any subaccount for any valuation period is determined by dividing (A + B - C) by (D) and subtracting (E) from the result, where the net result of:
A	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus
B	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus
C	a per share credit or charge for any taxes determined by us to have resulted during the valuation period from the investment operations of the subaccount;
D	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and
E	is an amount representing the separate account charge and any optional benefit fees, if applicable.
Illustration of Separate Account Accumulation Unit Value Calculations
Formula and Illustration for Determining the Net Investment Factor
Net Investment Factor =	(A + B - C)	- E
D
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Where:
A =	The net asset value of an underlying fund portfolio share at of the end of the current valuation period.
Assume A = $11.57
B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
Assume B = 0
C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
Assume C = 0
D =	The net asset value of an underlying fund portfolio share at of the end of the immediately preceding valuation period.
Assume D = $11.40
E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees, if applicable. Assume E total 1.50% on an annual basis; On a daily basis, this equals 0.000041096.

Then, the net investment factor =	(11.57 + 0 – 0)	- 0.000041096 = Z = 1.014871185
(11.40)
Formula for Determining Accumulation Unit Value
Accumulation Unit Value = A * B
Where:
A =	The accumulation unit value for the immediately preceding valuation period.
Assume A = $X
B =	The net investment factor for the current valuation period.
Assume B = Y
Then, the accumulation unit value = $X * Y = $Z
Annuity Unit Value and Annuity Payment Rates
The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 3% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $10 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to A multiplied by B multiplied by C, where:
A	is the variable annuity unit value for the subaccount on the immediately preceding market day;
B	is the net investment factor for that subaccount for the valuation period; and
C	is the assumed investment return adjustment factor for the valuation period.
The assumed investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 3% effective annual AIR. The valuation period is the period from the close of the immediately preceding market day to the close of the current market day.
The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:
(i)	is the result of:
(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus
(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus
(3)	a per share charge or credit for any taxes reserved for, which we determine to have resulted from the investment operations of the subaccount.
(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.
(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of shares held in that subaccount.
The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.
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The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the annuitant at the annuity commencement date. The policy contains a table for determining the adjusted age of the annuitant.
Calculations for Annuity Unit
Value and Variable Annuity Payments
Formula for Determining Annuity Unit Value
Annuity Unit Value = A * B * C
Where:
A =	Annuity unit value for the immediately preceding valuation period.
Assume A = $X
B =	Net investment factor for the valuation period for which the annuity value is being calculated.
Assume B = Y
C =	A factor to neutralize the annual assumed investment return of 3% built into the Annuity Tables used.
Assume C = Z
Then, the annuity unit value is: $X * Y * Z = $Q
Formula for Determining Amount of
First Monthly Variable Annuity Payment
First monthly variable annuity payment =	A * B
$1,000

Where:
A =	The adjusted policy value as of the annuity commencement date.
Assume A = $X
B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
Assume B = $Y

Then, the first monthly variable annuity payment =	$X * $Y	= $Z
1,000
Formula for Determining the Number of Annuity Units
Represented by Each Monthly Variable Annuity Payment
Number of annuity units =	A
B

Where:
A =	The dollar amount of the first monthly variable annuity payment.
Assume A = $X
B =	The annuity unit value for the valuation date on which the first monthly payment is due.
Assume B = $Y

Then, the number of annuity units =	$X	= Z
$Y
PERFORMANCE
We periodically advertise performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of non-standard performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and
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expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.
Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges. These figures may also reflect any applicable premium enhancement.
Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.
Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.
HISTORICAL PERFORMANCE DATA
Money Market Yields
We may from time to time disclose the current annualized yield of the money market subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula.
Current Yield = ((NCS * ES)/UV) * (365/7)
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
Because of the charges and deductions imposed under a policy, the yield for the money market subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes. The yield calculations also do not reflect surrender charges that may be applicable to a particular policy. Surrender charges range from 9% to 0% (depending on which share class you select) of the amount of premium payments surrendered based on the number of years since the premium payment was made. Surrender charges are based on the number of years since the date of the premium payment was made, not the policy value issue date.
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We may also disclose the effective yield of the money market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula.
Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of one subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
The yield on amounts held in the money market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.
Total Returns
We may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.
Total returns will be calculated using subaccount unit values which we calculate on each market day based on the performance of the separate account's underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula.
P (1 + T)N = ERV
Where:
T	=	The average annual total return net of subaccount recurring charges.
ERV	=	The ending redeemable value of the hypothetical account at the end of the period.
P	=	A hypothetical initial payment of $1,000.
N	=	The number of years in the period.
Other Performance Data
We may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above.
We may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formulaexcept that the surrender charge percentage will be assumed to be 0%
CTR = (ERV / P)-1
Where:
CTR	=	The cumulative total return net of subaccount recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.
All non-standard performance data will only be advertised if the standard performance data is also disclosed.
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Adjusted Historical Performance Data
From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.
PUBLISHED RATINGS
We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect our financial strength. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms.
STATE REGULATION OF US
We are subject to the laws of jurisdiction governing insurance companies and to regulation by the jurisdiction Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering our operations for the preceding year and our financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine our contract liabilities and reserves so that the Department may determine the items are correct. Our books and accounts are subject to review by the Department of Insurance at all times, and a full examination of our operations are conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which it may operate.
ADMINISTRATION
We perform administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.
RECORDS AND REPORTS
We will maintain all records and accounts relating to the separate account. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, we will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments we send to you) you may only receive quarterly confirmations.
DISTRIBUTION OF THE POLICIES
We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below).
TCI's home office is located at 4600 S. Syracuse St. Suite 1100 Denver, Colorado 80237-2719. TCI is an indirect, wholly owned subsidiary of Aegon USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.
We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering. The policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives with these selling firms are appointed as our insurance agents.
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We and our affiliates provide paid-in capital to TCI and pay for TCI's operating and other expenses, including overhead, legal and accounting fees. We also pay TCI an “override” payment based on the pricing of the product which becomes part of TCI's assets. In addition, we pay commission to TCI for policy sales; these commissions are passed through to the selling firms with TCI not retaining any portion of the commissions. During fiscal year 2014 and 2013 the amounts paid to TCI in connection with all policies sold through the Transamerica Life Insurance Company separate account were $364,566,103 and $212,971,232 . During fiscal year 2014 and 2013 the amounts paid to TCI in connection with all policies sold through Transamerica Financial Life Insurance Company separate account were $41,898,625 and $20,607,216.
We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses of the selling firms. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.
VOTING RIGHTS
To the extent required by law, we will vote the underlying fund portfolios' shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we will determine that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.
Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.
After the annuity commencement date, you have the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.
The number of votes that you have the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. We will solicit voting instructions by sending you, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by us in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.
Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.
OTHER PRODUCTS
We make other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.
CUSTODY OF ASSETS
We hold assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from our general account assets. We maintain records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by our fidelity bond, presently in the amount of $5,000,000, covering the acts of our officers and employees.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of the Separate Account VA B and Separate Account VA BNY, at December 31, 2014 disclosed in the financial statements, and the statutory-basis financial statements and schedules of Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company at December 31, 2014, appearing herein, have been audited by
12

PricewaterhouseCoopers LLP, One North Wacker Drive, Chicago, IL 60606, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon their reports given on their authority as experts in accounting and auditing.
The statements of operations and changes in net assets of the Separate Account VA B and Separate Account VA BNY, at December 31, 2013 and for the periods December 31, 2013 and before disclosed in the financial statements, and the statutory-basis balance sheets of Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company at December 31, 2013 and the related statutory-basis statements of operations, changes in capital and surplus and cash flows for each of the two years in the period ended, appearing herein, have been audited by Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.
OTHER INFORMATION
A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.
FINANCIAL STATEMENTS
The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA B and Separate Account VA BNY, which are available for investment by Transamerica Variable Annuity Series policy owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of us to meet our obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.
13

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit values and the number of accumulation units outstanding for the total separate account expenses listed therein (including any applicable fund facilitation fees) for each subaccount available on December 31, 2014.
B-Share
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.700276 $10.000000	$11.211641 $10.700276	0.000 0.000	0.000 0.000
AB Growth and Income Portfolio – Class B(4) Subaccount inception date May 1, 2013	2014 2013	$11.960652 $10.000000	$12.813021 $11.960652	0.000 0.000	0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.145519 $10.000000	$11.479805 $11.145519	11,907.910 0.000	0.000 0.000
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.540899 $10.000000	$9.816105 $9.540899	0.000 0.000	0.000 0.000
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.775513 $10.000000	$12.486969 $11.775513	1,587.796 363.553	0.000 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.876212 $10.000000	$12.840468 $11.876212	1,202.372 220.186	0.000 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.208331 $10.000000	$10.662829 $11.208331	303.330 304.826	0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.055665 $10.000000	$11.922483 $11.055665	0.000 0.000	0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.900768 $10.000000	$13.024664 $11.900768	4,747.222 592.324	0.000 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.318322 $10.000000	$12.802693 $12.318322	4,025.953 436.161	0.000 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.694967 $10.000000	$12.210010 $11.694967	0.000 0.000	0.000 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.638836 $10.000000	$10.935350 $10.638836	0.000 0.000	0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.974176 $10.000000	$10.129161 $9.974176	6,672.856 81.067	0.000 0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.867524 $10.000000	$9.672635 $9.867524	0.000 0.000	0.000 0.000
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.389003 $10.000000	$10.551556 $10.389003	29,956.423 8,800.497	0.000 0.000
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.139188 $10.000000	$10.296821 $10.139188	817.661 825.344	0.000 0.000
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.730995 $10.000000	$10.857726 $10.730995	695.512 0.000	0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.515832 $10.000000	$9.739847 $9.515832	2,624.120 0.000	0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.515832 $10.000000	$9.739847 $9.515832	0.000 0.000	0.000 0.000
TA AB Dynamic Allocation - Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$10.110268 $10.000000	$10.440900 $10.110268	819.169 826.866	0.000 0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.438955 $10.000000	$10.431669 $10.438955	0.000 0.000	0.000 10,323.211
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.484188 $10.000000	$11.531143 $11.484188	0.000 0.000	0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.641818 $10.000000	$10.703314 $10.641818	56,461.426 16,686.054	0.000 10,180.865
14

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.022930 $10.000000	$11.069107 $11.022930	18,439.491 204.597	0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.564972 $10.000000	$12.689079 $11.564972	0.000 0.000	0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.653324 $10.000000	$10.615269 $10.653324	853.851 154.086	0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(6) Subaccount inception date November 10, 2014	2014	$9.998356	$9.900643	0.000	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(7) Subaccount inception date November 10, 2014	2014	$9.998356	$9.860758	0.000	N/A
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.527416 $10.000000	$10.842138 $10.527416	13,741.737 8,216.815	0.000 0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.147694 $10.000000	$10.158628 $9.147694	0.000 0.000	0.000 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.522939 $10.000000	$10.233246 $10.522939	4,240.944 725.569	0.000 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.930754 $10.000000	$11.553260 $10.930754	343.980 137.441	0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.519543 $10.000000	$13.472935 $12.519543	0.000 0.000	0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.568838 $10.000000	$9.857938 $9.568838	0.000 0.000	0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.708139 $10.000000	$13.079512 $11.708139	0.000 0.000	0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.597940 $10.000000	$13.072133 $11.597940	3,386.022 0.000	0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.050472 $10.000000	$10.470186 $10.050472	9,717.412 4,731.853	0.000 10,620.005
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.258624 $10.000000	$10.908462 $10.258624	7,219.733 869.397	0.000 10,458.079
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.680532 $10.000000	$11.325279 $10.680532	1,918.768 140.573	0.000 0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.841461 $10.000000	$11.481729 $10.841461	530.539 0.000	0.000 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.065013 $10.000000	$10.259096 $11.065013	0.000 0.000	0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.584149 $10.000000	$14.085816 $13.584149	2,054.257 0.000	0.000 0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.270186 $10.000000	$11.995798 $12.270186	0.000 0.000	0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.821553 $10.000000	$11.720834 $10.821553	13,119.061 0.000	0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.402930 $10.000000	$10.995509 $10.402930	9,886.033 2,467.270	0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.132325 $10.000000	$10.798112 $10.132325	0.000 0.000	0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.757765 $10.000000	$11.219019 $10.757765	503.364 292.601	0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.460432 $10.000000	$9.675483 $9.460432	1,520.942 0.000	0.000 0.000
TA PineBridge Inflation Opportunities- Service Class(8) Subaccount inception date May 1, 2013	2014 2013	$8.862005 $10.000000	$8.979971 $8.862005	802.137 0.000	0.000 0.000
15

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.108297 $10.000000	$12.454065 $12.108297	3,424.076 0.000	0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.823910 $10.000000	$13.354847 $12.823910	4,065.451 212.280	0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.874312 $10.000000	$12.773695 $11.874312	0.000 0.000	0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.202665 $10.000000	$10.389993 $11.202665	0.000 0.000	0.000 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.442550 $10.000000	$10.701436 $10.442550	15,615.370 7,279.588	0.000 0.000
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.194356 $10.000000	$10.516279 $10.194356	815.618 823.282	0.000 0.000
TA Vanguard ETF - Growth - Service Class(9) Subaccount inception date May 1, 2013	2014 2013	$10.922306 $10.000000	$11.131179 $10.922306	8,488.078 3,027.932	22,601.082 0.000
TA WMC US Growth - Service Class(10) Subaccount inception date May 1, 2013	2014 2013	$11.915368 $10.000000	$12.944696 $11.915368	3,536.420 450.670	0.000 0.000

Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.714594 $10.000000	$11.249123 $10.714594	0.000 0.000	0.000 0.000
AB Growth and Income Portfolio – Class B(4) Subaccount inception date May 1, 2013	2014 2013	$11.976631 $10.000000	$12.855778 $11.976631	13,827.395 4,331.447	0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.160418 $10.000000	$11.518177 $11.160418	8,246.735 152.460	0.000 0.000
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.553666 $10.000000	$9.848929 $9.553666	381.241 471.185	0.000 0.000
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.791250 $10.000000	$12.528705 $11.791250	3,063.480 1,912.517	0.000 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.892090 $10.000000	$12.883378 $11.892090	7,902.747 1,747.381	0.000 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.223302 $10.000000	$10.698457 $11.223302	251.122 277.677	0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.070441 $10.000000	$11.962278 $11.070441	5,195.276 3,285.337	0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.916668 $10.000000	$13.068125 $11.916668	35,539.665 14,363.322	0.000 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.334784 $10.000000	$12.845429 $12.334784	22,439.977 8,480.263	0.000 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.710594 $10.000000	$12.250759 $11.710594	1,526.481 0.000	0.000 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.653070 $10.000000	$10.971900 $10.653070	14,233.422 7,235.842	0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.987520 $10.000000	$10.162971 $9.987520	27,101.783 4,064.929	0.000 0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.880721 $10.000000	$9.704926 $9.880721	66,208.368 22,602.782	4,108.463 0.000
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.402885 $10.000000	$10.586784 $10.402885	78,681.990 53,654.527	4,488.778 0.000
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.152759 $10.000000	$10.331214 $10.152759	6,900.479 9,031.877	0.000 0.000
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.745339 $10.000000	$10.893974 $10.745339	21,454.134 29,501.909	0.000 0.000
16

B-Share —  (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.528560 $10.000000	$9.772362 $9.528560	741.059 8,076.449	0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.528560 $10.000000	$9.772362 $9.528560	4,299.717 0.000	0.000 0.000
TA AB Dynamic Allocation - Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$10.123790 $10.000000	$10.475759 $10.123790	29,815.584 7,390.315	0.000 0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.452911 $10.000000	$10.466505 $10.452911	10,688.100 5,056.012	0.000 0.000
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.499537 $10.000000	$11.569642 $11.499537	0.000 0.000	0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.656047 $10.000000	$10.739051 $10.656047	168,079.545 65,007.147	20,439.582 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.037659 $10.000000	$11.106051 $11.037659	32,935.753 4,500.392	1,805.521 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.580431 $10.000000	$12.731430 $11.580431	16,273.241 4,967.437	0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.667568 $10.000000	$10.650738 $10.667568	19,748.511 6,190.356	0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(6) Subaccount inception date November 10, 2014	2014	$9.998520	$9.903571	0.000	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(7) Subaccount inception date November 10, 2014	2014	$9.998520	$9.863671	0.000	N/A
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.541494 $10.000000	$10.878337 $10.541494	63,651.198 24,975.444	3,711.516 0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.159931 $10.000000	$10.192537 $9.159931	5,934.670 2,240.413	0.000 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.537000 $10.000000	$10.267388 $10.537000	14,542.729 6,093.615	0.000 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.945380 $10.000000	$11.591839 $10.945380	41,678.162 3,336.358	0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.536272 $10.000000	$13.517897 $12.536272	5,948.257 255.809	0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.581644 $10.000000	$9.890845 $9.581644	9,511.625 3,878.197	0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.723788 $10.000000	$13.123160 $11.723788	2,734.505 0.000	0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.613444 $10.000000	$13.115758 $11.613444	22,254.925 267.178	0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.063916 $10.000000	$10.505147 $10.063916	27,934.339 20,504.516	11,593.283 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.272344 $10.000000	$10.944883 $10.272344	29,051.497 6,628.803	12,164.394 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.694818 $10.000000	$11.363093 $10.694818	55,697.816 9,802.647	0.000 0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.855960 $10.000000	$11.520054 $10.855960	9,599.887 810.391	11,662.698 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.079791 $10.000000	$10.293337 $11.079791	2,526.244 275.543	0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.602286 $10.000000	$14.132806 $13.602286	5,221.290 0.000	0.000 0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.286579 $10.000000	$12.035845 $12.286579	10,976.445 255.153	0.000 0.000
17

B-Share —  (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.836019 $10.000000	$11.759948 $10.836019	87,779.229 0.000	0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.416846 $10.000000	$11.032221 $10.416846	27,956.945 5,423.042	0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.145879 $10.000000	$10.834166 $10.145879	1,392.598 358.004	0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.772150 $10.000000	$11.256470 $10.772150	27,711.990 9,269.394	0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.473086 $10.000000	$9.707797 $9.473086	27,816.788 9,777.615	0.000 0.000
TA PineBridge Inflation Opportunities- Service Class(8) Subaccount inception date May 1, 2013	2014 2013	$8.873867 $10.000000	$9.009960 $8.873867	8,166.022 2,331.288	0.000 0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.124463 $10.000000	$12.495628 $12.124463	25,834.120 4,290.941	0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.841030 $10.000000	$13.399397 $12.841030	24,127.651 1,763.015	0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.890188 $10.000000	$12.816340 $11.890188	9,972.892 4,404.527	0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.217635 $10.000000	$10.424676 $11.217635	11,223.599 4,320.053	0.000 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.456517 $10.000000	$10.737173 $10.456517	212,286.558 101,759.593	37,877.348 971.216
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.207988 $10.000000	$10.551390 $10.207988	25,014.437 12,570.890	0.000 0.000
TA Vanguard ETF - Growth - Service Class(9) Subaccount inception date May 1, 2013	2014 2013	$10.936911 $10.000000	$11.168337 $10.936911	223,924.540 28,988.939	0.000 0.000
TA WMC US Growth - Service Class(10) Subaccount inception date May 1, 2013	2014 2013	$11.931299 $10.000000	$12.987915 $11.931299	24,762.061 10,892.437	0.000 0.000

Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.725322 $10.000000	$11.277288 $10.725322	0.000 0.000	0.000 0.000
AB Growth and Income Portfolio – Class B(4) Subaccount inception date May 1, 2013	2014 2013	$11.988638 $10.000000	$12.887985 $11.988638	0.000 0.000	0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.171618 $10.000000	$11.547038 $11.171618	0.000 0.000	0.000 0.000
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.563258 $10.000000	$9.873617 $9.563258	2,247.455 290.703	0.000 0.000
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.803072 $10.000000	$12.560096 $11.803072	0.000 0.000	0.000 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.904007 $10.000000	$12.915654 $11.904007	0.000 0.000	0.000 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.234562 $10.000000	$10.725270 $11.234562	0.000 0.000	0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.081541 $10.000000	$11.992238 $11.081541	0.000 0.000	0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.928611 $10.000000	$13.100859 $11.928611	0.000 0.000	0.000 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.347138 $10.000000	$12.877596 $12.347138	0.000 0.000	0.000 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.722328 $10.000000	$12.281457 $11.722328	0.000 0.000	0.000 0.000
18

B-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.663753 $10.000000	$10.999388 $10.663753	0.000 0.000	0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.997538 $10.000000	$10.188441 $9.997538	0.000 0.000	0.000 0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.890633 $10.000000	$9.729250 $9.890633	24,530.619 7,372.349	0.000 994.287
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.413329 $10.000000	$10.613321 $10.413329	68,359.907 7,459.389	0.000 0.000
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.162935 $10.000000	$10.357094 $10.162935	26,032.820 21,806.199	0.000 0.000
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.756115 $10.000000	$10.921279 $10.756115	37,141.262 5,408.988	0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.538127 $10.000000	$9.796865 $9.538127	2,958.844 4,381.706	0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.538127 $10.000000	$9.796865 $9.538127	0.000 0.000	0.000 0.000
TA AB Dynamic Allocation - Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$10.133949 $10.000000	$10.502019 $10.133949	0.000 894.482	0.000 0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.463402 $10.000000	$10.492730 $10.463402	33,511.063 9,729.742	0.000 0.000
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.511064 $10.000000	$11.598634 $11.511064	0.000 0.000	0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.666738 $10.000000	$10.765963 $10.666738	49,750.489 17,089.367	0.000 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.048720 $10.000000	$11.133874 $11.048720	13,857.541 13,363.219	5,267.959 4,816.155
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.592033 $10.000000	$12.763329 $11.592033	0.000 0.000	0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.678265 $10.000000	$10.677395 $10.678265	0.000 0.000	0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(6) Subaccount inception date November 10, 2014	2014	$9.998644	$9.905770	0.000	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(7) Subaccount inception date November 10, 2014	2014	$9.998644	$9.865865	0.000	N/A
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.552069 $10.000000	$10.905604 $10.552069	15,536.405 3,033.422	0.000 0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.169134 $10.000000	$10.218080 $9.169134	0.000 0.000	0.000 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.547569 $10.000000	$10.293130 $10.547569	2,846.308 2,634.664	0.000 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.956358 $10.000000	$11.620870 $10.956358	2,948.804 2,310.931	0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.548831 $10.000000	$13.551757 $12.548831	0.000 0.000	0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.591261 $10.000000	$9.915645 $9.591261	511.568 290.015	0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.735537 $10.000000	$13.156025 $11.735537	0.000 0.000	0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.625085 $10.000000	$13.148614 $11.625085	0.000 0.000	0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.074011 $10.000000	$10.531461 $10.074011	38,064.688 6,813.876	0.000 0.000
19

B-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.282648 $10.000000	$10.972312 $10.282648	24,483.072 13,628.569	0.000 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.705543 $10.000000	$11.391564 $10.705543	12,044.507 465.795	0.000 0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.866845 $10.000000	$11.548912 $10.866845	36,722.413 10,286.187	0.000 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.090899 $10.000000	$10.319130 $11.090899	0.000 0.000	0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.615904 $10.000000	$14.168189 $13.615904	0.000 0.000	0.000 0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.298900 $10.000000	$12.065997 $12.298900	0.000 0.000	0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.846881 $10.000000	$11.789415 $10.846881	0.000 0.000	0.000 0.000
TA Multi-Manager Alternative Strategies Subaccount inception date May 1, 2013	2014 2013	$10.213425 $10.000000	$10.342846 $10.213425	0.000 0.000	0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.427283 $10.000000	$11.059856 $10.427283	48,456.777 20,401.517	0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.156054 $10.000000	$10.861299 $10.156054	12,270.500 12,409.030	0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.782951 $10.000000	$11.284678 $10.782951	2,527.968 0.000	0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.482602 $10.000000	$9.732134 $9.482602	32,446.472 10,690.231	0.000 0.000
TA PineBridge Inflation Opportunities- Service Class(8) Subaccount inception date May 1, 2013	2014 2013	$8.882785 $10.000000	$9.032552 $8.882785	19,684.958 5,190.102	0.000 0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.136615 $10.000000	$12.526940 $12.136615	0.000 0.000	0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.853885 $10.000000	$13.432961 $12.853885	0.000 0.000	0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.902102 $10.000000	$12.848437 $11.902102	0.000 0.000	0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.228868 $10.000000	$10.450790 $11.228868	0.000 0.000	0.000 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.467013 $10.000000	$10.764074 $10.467013	71,664.001 25,120.853	0.000 0.000
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.218227 $10.000000	$10.577824 $10.218227	11,925.069 12,071.927	329.188 0.000
TA Vanguard ETF - Growth - Service Class(9) Subaccount inception date May 1, 2013	2014 2013	$10.947869 $10.000000	$11.196321 $10.947869	13,501.817 1,095.866	0.000 0.000
TA WMC US Growth - Service Class(10) Subaccount inception date May 1, 2013	2014 2013	$11.943257 $10.000000	$13.020441 $11.943257	0.000 0.000	0.000 0.000

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.736082 $10.000000	$11.305513 $10.736082	60,261.280 9,203.833	5,870.722 1,595.908
AB Growth and Income Portfolio – Class B(4) Subaccount inception date May 1, 2013	2014 2013	$12.000655 $10.000000	$12.920273 $12.000655	297,393.821 130,883.307	35,378.213 1,975.885
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.182807 $10.000000	$11.575911 $11.182807	542,177.270 202,156.745	34,954.394 32,795.873
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.572853 $10.000000	$9.898318 $9.572853	277,648.265 72,559.232	66,631.836 13,559.146
20

B-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.814889 $10.000000	$12.591497 $11.814889	521,782.334 139,625.304	56,515.113 5,750.234
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.915942 $10.000000	$12.947953 $11.915942	740,390.457 135,685.357	38,656.944 16,194.310
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.245813 $10.000000	$10.752102 $11.245813	298,431.729 106,474.392	55,940.282 11,796.178
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.092651 $10.000000	$12.022287 $11.092651	273,204.004 133,395.960	24,106.110 10,104.166
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.940572 $10.000000	$13.133689 $11.940572	579,212.279 151,751.424	118,853.231 27,809.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.359513 $10.000000	$12.909862 $12.359513	275,186.445 53,986.481	35,981.779 12,977.702
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.734088 $10.000000	$12.312232 $11.734088	131,553.368 43,161.470	41,137.509 899.234
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.674440 $10.000000	$11.026900 $10.674440	40,643.384 5,609.107	2,242.058 1,601.419
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.007569 $10.000000	$10.213968 $10.007569	232,278.299 77,712.400	29,335.126 1,667.082
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.900559 $10.000000	$9.753638 $9.900559	552,991.301 369,356.451	277,327.868 440,133.723
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.423761 $10.000000	$10.639903 $10.423761	3,354,210.530 1,218,304.781	414,295.258 128,905.125
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.173136 $10.000000	$10.383067 $10.173136	506,327.759 161,863.050	125,791.213 33,390.211
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.766901 $10.000000	$10.948638 $10.766901	1,734,327.967 648,535.359	387,940.398 115,859.600
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.547700 $10.000000	$9.821416 $9.547700	427,907.606 338,890.611	323,159.505 280,954.452
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.547700 $10.000000	$9.821416 $9.547700	44,442.215 0.000	2,882.421 0.000
TA AB Dynamic Allocation - Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$10.144110 $10.000000	$10.528328 $10.144110	382,786.689 164,123.157	46,684.303 18,214.709
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.473903 $10.000000	$10.519054 $10.473903	808,572.559 197,702.338	111,380.004 38,415.952
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.522602 $10.000000	$11.627700 $11.522602	262,361.605 36,368.007	49,012.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.677437 $10.000000	$10.792938 $10.677437	7,047,236.950 2,601,064.736	1,153,517.511 548,202.427
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.059804 $10.000000	$11.161786 $11.059804	2,647,022.142 928,559.387	670,113.482 189,578.346
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.603659 $10.000000	$12.795301 $11.603659	272,884.281 89,828.768	15,865.047 4,433.326
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.688977 $10.000000	$10.704160 $10.688977	806,988.533 290,422.825	19,102.045 6,629.604
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(6) Subaccount inception date November 10, 2014	2014	$9.998767	$9.907970	15,830.286	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(7) Subaccount inception date November 10, 2014	2014	$9.998767	$9.868054	57,752.539	N/A
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.562653 $10.000000	$10.932929 $10.562653	2,279,685.734 1,062,326.524	408,102.800 153,615.213
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.178335 $10.000000	$10.243698 $9.178335	293,348.493 132,719.253	15,012.556 6,569.304
21

B-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.558141 $10.000000	$10.318920 $10.558141	848,630.204 293,777.940	236,610.664 115,528.018
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.967341 $10.000000	$11.650000 $10.967341	1,075,352.419 340,775.936	466,329.663 115,364.242
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.561405 $10.000000	$13.585709 $12.561405	132,949.659 20,990.072	63,128.563 14,870.606
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.600889 $10.000000	$9.940491 $9.600889	395,088.549 93,360.784	85,882.493 20,246.996
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.747303 $10.000000	$13.188990 $11.747303	129,180.322 30,035.290	8,189.077 3,605.691
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.636728 $10.000000	$13.181537 $11.636728	299,787.805 74,070.665	74,429.244 9,736.990
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.084125 $10.000000	$10.557858 $10.084125	2,054,636.551 894,850.257	201,557.433 37,868.617
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.292971 $10.000000	$10.999811 $10.292971	1,783,972.987 700,100.118	324,670.846 149,268.285
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.716280 $10.000000	$11.420103 $10.716280	1,121,248.477 317,190.390	256,042.935 99,114.016
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.877738 $10.000000	$11.577846 $10.877738	1,310,265.637 435,941.251	219,277.838 120,683.301
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.102015 $10.000000	$10.344990 $11.102015	198,576.391 54,289.170	31,673.638 9,026.006
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.629550 $10.000000	$14.203680 $13.629550	93,284.197 10,953.011	10,985.079 316.311
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.311215 $10.000000	$12.096220 $12.311215	131,642.141 43,197.745	21,384.766 340.292
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.857766 $10.000000	$11.818958 $10.857766	141,031.551 45,766.840	6,313.753 1,126.357
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.437749 $10.000000	$11.087561 $10.437749	1,538,245.589 619,870.377	172,680.043 55,050.913
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.166237 $10.000000	$10.888512 $10.166237	232,491.193 105,628.761	51,810.533 12,527.995
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.793759 $10.000000	$11.312946 $10.793759	657,580.063 227,623.707	153,961.879 65,251.248
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.492111 $10.000000	$9.756515 $9.492111	1,065,241.955 518,558.234	174,646.139 62,399.128
TA PineBridge Inflation Opportunities- Service Class(8) Subaccount inception date May 1, 2013	2014 2013	$8.891705 $10.000000	$9.055195 $8.891705	338,029.436 174,430.368	55,501.532 18,553.856
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.148774 $10.000000	$12.558326 $12.148774	249,092.588 69,255.931	23,485.614 1,084.477
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.866763 $10.000000	$13.466613 $12.866763	305,737.792 68,144.429	51,364.263 6,677.005
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.914030 $10.000000	$12.880606 $11.914030	83,193.782 14,754.053	45,764.537 10,967.138
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.240128 $10.000000	$10.476993 $11.240128	105,923.732 33,057.840	8,068.633 6,039.947
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.477507 $10.000000	$10.791045 $10.477507	8,044,330.855 2,363,680.143	1,292,001.114 555,062.407
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.228484 $10.000000	$10.604339 $10.228484	781,162.937 269,936.394	75,528.265 24,584.744
TA Vanguard ETF - Growth - Service Class(9) Subaccount inception date May 1, 2013	2014 2013	$10.958846 $10.000000	$11.224368 $10.958846	5,843,346.997 1,525,463.500	2,282,851.722 613,609.495
TA WMC US Growth - Service Class(10) Subaccount inception date May 1, 2013	2014 2013	$11.955227 $10.000000	$13.053061 $11.955227	236,173.898 45,675.117	4,077.521 0.000

22

B-Share —  (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.750435 $10.000000	$11.343284 $10.750435	393,225.067 267,220.904	10,094.971 2,964.262
AB Growth and Income Portfolio – Class B(4) Subaccount inception date May 1, 2013	2014 2013	$12.016687 $10.000000	$12.963438 $12.016687	587,712.929 183,618.663	59,344.821 11,850.242
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount inception date May 1, 2013	2014 2013	$11.197765 $10.000000	$11.614612 $11.197765	1,582,900.388 526,445.841	157,965.515 28,351.522
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.585654 $10.000000	$9.931396 $9.585654	1,903,463.496 438,960.594	185,552.208 51,185.079
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.830688 $10.000000	$12.633586 $11.830688	1,263,905.792 491,243.624	85,407.943 9,831.398
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.931867 $10.000000	$12.991220 $11.931867	1,776,072.404 468,209.033	38,073.258 7,621.422
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.260843 $10.000000	$10.788034 $11.260843	528,244.877 221,404.888	55,666.789 5,831.571
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.107482 $10.000000	$12.062460 $11.107482	1,318,331.404 385,204.975	117,346.357 51,236.774
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.956533 $10.000000	$13.177562 $11.956533	1,120,674.667 322,301.150	182,600.154 42,754.762
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.376023 $10.000000	$12.953004 $12.376023	685,821.654 334,929.528	95,219.188 12,831.301
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.749767 $10.000000	$12.353364 $11.749767	369,376.060 111,370.977	48,594.330 11,396.880
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.688708 $10.000000	$11.063752 $10.688708	177,694.429 74,398.651	1,679.847 489.652
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.020960 $10.000000	$10.248119 $10.020960	1,038,247.528 1,626,123.155	43,093.474 12,108.444
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.913807 $10.000000	$9.786246 $9.913807	2,695,157.653 1,918,148.551	1,062,094.764 794,012.415
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.437709 $10.000000	$10.675473 $10.437709	19,316,097.476 8,269,991.501	1,628,220.302 647,314.571
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.186747 $10.000000	$10.417774 $10.186747	3,183,886.653 1,398,106.099	324,422.935 118,979.550
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.781296 $10.000000	$10.985233 $10.781296	5,428,410.614 2,011,013.610	860,078.552 216,685.371
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.560474 $10.000000	$9.854238 $9.560474	1,841,111.029 1,563,825.254	334,376.822 456,728.733
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.560474 $10.000000	$9.854238 $9.560474	349,553.555 5,913.906	47,635.117 0.000
TA AB Dynamic Allocation - Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$10.157681 $10.000000	$10.563518 $10.157681	1,683,653.395 810,279.100	211,734.449 74,224.183
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.487906 $10.000000	$10.554197 $10.487906	4,424,753.668 1,967,675.135	511,293.968 155,033.857
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.538002 $10.000000	$11.666538 $11.538002	542,290.840 216,198.483	50,616.324 9,104.650
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.691713 $10.000000	$10.829022 $10.691713	39,414,063.697 14,786,654.800	3,483,820.428 1,081,046.301
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.074586 $10.000000	$11.199081 $11.074586	8,497,318.082 2,921,058.560	1,180,685.812 371,964.713
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.619171 $10.000000	$12.838062 $11.619171	794,609.291 243,887.144	7,874.649 677.588
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.703267 $10.000000	$10.739932 $10.703267	2,600,376.005 1,191,069.381	83,097.770 20,841.400
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(6) Subaccount inception date November 10, 2014	2014	$9.998931	$9.910906	107,694.441	N/A
23

B-Share —  (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(7) Subaccount inception date November 10, 2014	2014	$9.998931	$9.870978	303,325.031	N/A
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.576786 $10.000000	$10.969470 $10.576786	9,840,157.007 4,121,639.585	1,261,558.778 599,756.578
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.190623 $10.000000	$10.277936 $9.190623	442,626.701 178,373.329	19,299.463 8,230.003
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.572261 $10.000000	$10.353417 $10.572261	2,707,685.708 1,001,377.152	338,155.595 125,901.112
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.982007 $10.000000	$11.688939 $10.982007	3,792,971.424 1,063,072.812	564,867.035 141,887.419
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.578200 $10.000000	$13.631098 $12.578200	225,714.716 42,442.757	32,438.983 6,323.023
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.613735 $10.000000	$9.973722 $9.613735	1,605,693.871 379,935.488	224,897.387 71,642.116
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.762996 $10.000000	$13.233041 $11.762996	218,325.304 31,034.738	12,705.113 2,279.833
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.652289 $10.000000	$13.225582 $11.652289	496,877.578 134,498.465	58,175.369 12,779.756
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.097615 $10.000000	$10.593167 $10.097615	9,673,496.652 3,647,455.492	972,738.112 315,777.929
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.306733 $10.000000	$11.036579 $10.306733	11,455,244.918 4,201,161.307	1,357,996.260 487,654.222
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.730609 $10.000000	$11.458264 $10.730609	3,706,614.257 1,118,117.415	1,071,154.990 446,170.412
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.892283 $10.000000	$11.616532 $10.892283	6,715,283.322 2,038,067.991	885,097.098 333,672.269
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.116849 $10.000000	$10.379554 $11.116849	398,186.488 109,936.208	31,236.543 6,156.331
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.647750 $10.000000	$14.251112 $13.647750	133,481.154 22,128.499	2,298.094 868.595
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.327660 $10.000000	$12.136644 $12.327660	283,489.368 119,481.016	7,175.460 883.095
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.872281 $10.000000	$11.858446 $10.872281	274,739.580 78,350.446	104,177.057 8,105.229
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.451710 $10.000000	$11.124623 $10.451710	8,884,589.896 3,647,376.276	900,285.749 363,358.111
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.179845 $10.000000	$10.924926 $10.179845	1,579,140.211 624,928.717	174,401.927 38,034.235
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.808186 $10.000000	$11.350744 $10.808186	1,983,029.316 732,620.732	350,214.248 56,134.232
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.504820 $10.000000	$9.789141 $9.504820	4,704,987.215 2,266,145.450	495,278.990 161,131.774
TA PineBridge Inflation Opportunities- Service Class(8) Subaccount inception date May 1, 2013	2014 2013	$8.903606 $10.000000	$9.085471 $8.903606	2,258,495.671 690,784.452	138,604.665 58,498.384
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.165005 $10.000000	$12.600284 $12.165005	362,392.771 125,178.885	37,106.586 6,005.496
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.883957 $10.000000	$13.511598 $12.883957	635,447.438 196,039.006	57,477.608 10,052.774
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.929958 $10.000000	$12.923675 $11.929958	117,064.680 36,152.179	30,078.660 6,751.852
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.255138 $10.000000	$10.511998 $11.255138	168,484.824 55,865.806	11,562.148 3,504.886
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.491519 $10.000000	$10.827115 $10.491519	59,306,574.409 18,434,492.325	6,747,588.753 1,923,319.848
24

B-Share —  (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.242158 $10.000000	$10.639777 $10.242158	4,694,520.955 1,618,607.230	580,152.452 254,689.318
TA Vanguard ETF - Growth - Service Class(9) Subaccount inception date May 1, 2013	2014 2013	$10.973502 $10.000000	$11.261890 $10.973502	19,834,296.274 6,571,228.797	3,847,629.433 1,174,019.131
TA WMC US Growth - Service Class(10) Subaccount inception date May 1, 2013	2014 2013	$11.971204 $10.000000	$13.096676 $11.971204	270,746.849 118,756.937	23,878.454 4,115.231

Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.761224 $10.000000	$11.371714 $10.761224	37,128.764 14,995.732	2,670.490 0.000
AB Growth and Income Portfolio – Class B(4) Subaccount inception date May 1, 2013	2014 2013	$12.028720 $10.000000	$12.995901 $12.028720	92,791.945 35,314.073	24,093.739 3,498.424
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.208984 $10.000000	$11.643706 $11.208984	293,609.932 138,211.893	4.304 0.000
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.595288 $10.000000	$9.956305 $9.595288	552,968.936 146,080.294	74,055.305 30,156.996
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.842546 $10.000000	$12.665223 $11.842546	186,803.477 71,129.439	21,557.734 13,719.092
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.943820 $10.000000	$13.023761 $11.943820	170,921.732 52,765.149	19,939.072 17,557.157
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.272124 $10.000000	$10.815068 $11.272124	114,327.791 16,463.971	10,509.620 8,788.363
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.118629 $10.000000	$12.092692 $11.118629	101,808.240 18,532.916	5,420.067 1,571.840
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.968514 $10.000000	$13.210576 $11.968514	311,539.859 100,871.307	28,934.053 12,693.008
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.388426 $10.000000	$12.985456 $12.388426	105,849.851 32,322.823	9,551.853 4,479.211
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.761540 $10.000000	$12.384321 $11.761540	71,885.942 35,644.269	4,860.226 7,281.608
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.699427 $10.000000	$11.091476 $10.699427	9,930.760 6,653.874	778.524 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.031013 $10.000000	$10.273798 $10.031013	130,725.778 46,472.543	10,356.867 7,044.338
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.923751 $10.000000	$9.810770 $9.923751	1,443,548.814 899,801.995	2,879,830.881 145,828.155
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.448174 $10.000000	$10.702212 $10.448174	9,739,945.304 3,730,758.901	551,094.701 253,611.218
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.196963 $10.000000	$10.443870 $10.196963	1,956,366.926 986,485.934	100,636.795 34,113.523
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.792110 $10.000000	$11.012768 $10.792110	2,772,568.093 1,068,568.547	277,093.187 111,560.626
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.570072 $10.000000	$9.878951 $9.570072	609,174.753 520,275.110	117,700.348 60,584.706
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.570072 $10.000000	$9.878951 $9.570072	0.000 0.000	0.000 0.000
TA AB Dynamic Allocation - Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$10.167870 $10.000000	$10.589984 $10.167870	623,127.531 268,509.728	32,762.921 14,090.541
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.498423 $10.000000	$10.580640 $10.498423	1,928,571.581 785,477.811	107,274.427 13,158.362
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.549567 $10.000000	$11.695770 $11.549567	36,543.476 2,468.009	1,571.040 5,258.281
25

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.702435 $10.000000	$10.856149 $10.702435	16,886.380.920 5,462,160.802	1,106,523.523 400,013.153
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.085692 $10.000000	$11.227145 $11.085692	4,197,855.111 1,507,985.665	365,069.978 85,215.629
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.630812 $10.000000	$12.870208 $11.630812	25,626.680 7,256.513	15,934.879 4,780.753
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.714003 $10.000000	$10.766844 $10.714003	108,638.151 32,497.068	19,450.547 13,264.757
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(6) Subaccount inception date November 10, 2014	2014	$9.999055	$9.913106	76,379.514	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(7) Subaccount inception date November 10, 2014	2014	$9.999055	$9.873176	92,576.759	N/A
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.587385 $10.000000	$10.996952 $10.587385	4,320,865.703 1,969,138.867	431,236.557 150,960.379
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.199845 $10.000000	$10.303687 $9.199845	41,164.836 12,860.930	21,172.153 2,560.342
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.582852 $10.000000	$10.379348 $10.582852	1,482,653.871 545,902.099	166,273.306 46,261.476
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.993018 $10.000000	$11.718211 $10.993018	2,168,929.879 605,286.567	166,631.869 62,095.414
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.590808 $10.000000	$13.665247 $12.590808	81,827.659 51,653.070	3,126.294 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.623381 $10.000000	$9.998717 $9.623381	655,763.289 199,980.549	78,068.408 5,642.241
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.774789 $10.000000	$13.266196 $11.774789	40,675.593 20,179.528	663.236 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.663974 $10.000000	$13.258726 $11.663974	60,493.765 31,965.230	6,344.237 6,129.223
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.107747 $10.000000	$10.619703 $10.107747	4,822,103.114 1,755,876.651	357,122.600 83,305.130
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.317071 $10.000000	$11.064219 $10.317071	5,553,032.401 1,731,470.954	428,082.204 170,898.767
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.741367 $10.000000	$11.486977 $10.741367	1,630,313.399 534,123.874	222,144.139 68,654.884
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.903208 $10.000000	$11.645646 $10.903208	3,695,013.317 992,195.452	212,258.917 106,705.872
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.127981 $10.000000	$10.405556 $11.127981	66,623.112 22,301.612	10,139.958 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.661415 $10.000000	$14.286806 $13.661415	37,151.629 17,726.290	3,776.684 1,728.342
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.340009 $10.000000	$12.167048 $12.340009	64,211.374 28,463.664	7,724.044 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.883184 $10.000000	$11.888160 $10.883184	31,679.289 12,212.154	3,915.953 0.000
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2014 2013	$10.221398 $10.000000	$10.402812 $10.221398	11,466.650 2,592.569	0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.462191 $10.000000	$11.152500 $10.462191	4,624,225.559 1,463,697.677	217,229.054 85,934.688
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.190054 $10.000000	$10.952289 $10.190054	828,513.026 318,136.507	55,915.691 32,849.994
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.819034 $10.000000	$11.379196 $10.819034	1,025,743.646 399,652.809	150,111.168 52,959.279
26

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.514350 $10.000000	$9.813662 $9.514350	2,057,386.825 999,005.652	161,712.401 71,077.327
TA PineBridge Inflation Opportunities- Service Class(8) Subaccount inception date May 1, 2013	2014 2013	$8.912553 $10.000000	$9.108264 $8.912553	634,739.686 245,406.237	45,705.119 11,790.081
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.177203 $10.000000	$12.631853 $12.177203	54,971.042 18,193.980	8,084.113 539.774
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.896853 $10.000000	$13.545434 $12.896853	89,796.826 36,367.237	12,915.262 7,173.521
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.941909 $10.000000	$12.956027 $11.941909	18,934.105 5,936.209	4,290.081 8,268.552
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.266414 $10.000000	$10.538329 $11.266414	68,345.199 20,897.827	7,872.892 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.502044 $10.000000	$10.854242 $10.502044	29,511,848.402 8,825,054.935	1,824,512.810 372,941.020
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.252434 $10.000000	$10.666439 $10.252434	2,724,971.946 875,220.175	181,285.657 29,954.334
TA Vanguard ETF - Growth - Service Class(9) Subaccount inception date May 1, 2013	2014 2013	$10.984499 $10.000000	$11.290100 $10.984499	10,727,843.524 3,424,842.904	1,422,137.997 312,077.531
TA WMC US Growth - Service Class(10) Subaccount inception date May 1, 2013	2014 2013	$11.983201 $10.000000	$13.129488 $11.983201	21,928.432 2,268.861	2,404.406 704.213
C-Share
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.707426 $10.000000	$11.230363 $10.707426	811.084 0.000	0.000 0.000
AB Growth and Income Portfolio – Class B(4) Subaccount inception date May 1, 2013	2014 2013	$11.968644 $10.000000	$12.834412 $11.968644	14,624.499 2,369.962	0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.152965 $10.000000	$11.498985 $11.152965	8,375.065 1,466.780	0.000 0.000
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.547280 $10.000000	$9.832499 $9.547280	11,256.709 1,815.406	0.000 0.000
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.783374 $10.000000	$12.507820 $11.783374	12,226.155 4,230.107	0.000 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.884149 $10.000000	$12.861910 $11.884149	11,316.328 4,909.629	0.000 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.215808 $10.000000	$10.680630 $11.215808	51,256.929 1,229.873	0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.063047 $10.000000	$11.942380 $11.063047	14,364.577 1,997.869	0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.908722 $10.000000	$13.046409 $11.908722	14,462.604 1,992.978	0.000 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.326543 $10.000000	$12.824063 $12.326543	5,679.638 2,736.118	0.000 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.702776 $10.000000	$12.230390 $11.702776	9,025.567 886.819	0.000 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.645948 $10.000000	$10.953594 $10.645948	4,200.287 550.217	0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.980853 $10.000000	$10.146079 $9.980853	7,902.719 287.883	1,762.369 1,762.588
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.874119 $10.000000	$9.688788 $9.874119	15,380.422 5,573.634	0.000 0.000
27

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.395937 $10.000000	$10.569164 $10.395937	51,906.971 38,791.540	0.000 0.000
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.145981 $10.000000	$10.314031 $10.145981	3,811.316 2,514.838	0.000 0.000
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.738168 $10.000000	$10.875866 $10.738168	223,746.841 9,775.439	9,088.615 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.522193 $10.000000	$9.756112 $9.522193	6,050.282 2,022.228	0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.522193 $10.000000	$9.756112 $9.522193	0.000 0.000	0.000 0.000
TA AB Dynamic Allocation - Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$10.117028 $10.000000	$10.458333 $10.117028	16,357.190 3,239.238	0.000 0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.445939 $10.000000	$10.449099 $10.445939	10,973.040 1,519.090	0.000 0.000
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.491860 $10.000000	$11.550401 $11.491860	31,917.221 2,392.175	0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.030283 $10.000000	$11.087576 $11.030283	251,113.564 85,646.318	10,710.281 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.648942 $10.000000	$10.721200 $10.648942	235,001.326 173,290.957	10,044.063 13,241.008
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.572700 $10.000000	$12.710268 $11.572700	60,730.462 2,624.079	0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.660455 $10.000000	$10.633000 $10.660455	21,409.004 11,363.560	0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(6) Subaccount inception date November 10, 2014	2014	$9.998439	$9.902116	0.000	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(7) Subaccount inception date November 10, 2014	2014	$9.998439	$9.862222	0.000	N/A
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.534462 $10.000000	$10.860255 $10.534462	43,907.891 9,529.686	9,284.186 0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.153815 $10.000000	$10.175588 $9.153815	3,859.222 204.168	628.202 628.281
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.529969 $10.000000	$10.250325 $10.529969	5,371.619 3,903.920	9,386.223 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.938069 $10.000000	$11.572559 $10.938069	32,783.435 6,600.572	0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.527909 $10.000000	$13.495430 $12.527909	8,448.449 846.776	0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.575240 $10.000000	$9.874394 $9.575240	5,252.076 1,005.136	2,366.161 2,366.456
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.715964 $10.000000	$13.101339 $11.715964	7,061.914 0.000	0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.605686 $10.000000	$13.093960 $11.605686	15,708.208 3,547.942	525.570 525.635
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.057197 $10.000000	$10.487665 $10.057197	32,100.578 35,485.172	0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.265484 $10.000000	$10.926676 $10.265484	59,980.890 25,530.491	0.000 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.687674 $10.000000	$11.344192 $10.687674	3,479.643 1,438.175	0.000 0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.848708 $10.000000	$11.500897 $10.848708	123,894.119 31,497.804	0.000 0.000
28

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.072399 $10.000000	$10.276225 $11.072399	53,613.106 2,797.604	2,214.953 2,215.228
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.593218 $10.000000	$14.109322 $13.593218	9,517.292 1,952.504	500.269 500.331
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.278394 $10.000000	$12.015839 $12.278394	9,494.094 3,585.144	0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.828798 $10.000000	$11.740407 $10.828798	1,378.199 1,040.155	1,109.828 1,109.966
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.409893 $10.000000	$11.013876 $10.409893	81,603.570 43,359.072	0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.139103 $10.000000	$10.816153 $10.139103	11,043.253 2,180.229	0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.764954 $10.000000	$11.237755 $10.764954	14,290.073 556.157	0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.466752 $10.000000	$9.691647 $9.466752	194,889.381 32,790.324	1,201.352 1,201.501
TA PineBridge Inflation Opportunities- Service Class(8) Subaccount inception date May 1, 2013	2014 2013	$8.867938 $10.000000	$8.994968 $8.867938	11,661.024 8,649.772	620.608 620.685
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.116373 $10.000000	$12.474849 $12.116373	8,091.209 2,146.864	0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.832468 $10.000000	$13.377124 $12.832468	12,381.004 2,921.469	501.323 501.385
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.882254 $10.000000	$12.795018 $11.882254	871.220 0.000	0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.210143 $10.000000	$10.407336 $11.210143	50,593.389 935.393	0.000 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.449534 $10.000000	$10.719311 $10.449534	134,939.596 66,841.118	775.283 779.908
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.201181 $10.000000	$10.533842 $10.201181	11,369.144 3,755.106	0.000 0.000
TA Vanguard ETF - Growth - Service Class(9) Subaccount inception date May 1, 2013	2014 2013	$10.929605 $10.000000	$11.149760 $10.929605	322,858.268 282,854.970	0.000 0.000
TA WMC US Growth - Service Class(10) Subaccount inception date May 1, 2013	2014 2013	$11.923333 $10.000000	$12.966311 $11.923333	48,163.289 0.000	0.000 0.000

Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.721751 $10.000000	$11.267902 $10.721751	39,361.731 20,225.891	173.219 0.000
AB Growth and Income Portfolio – Class B(4) Subaccount inception date May 1, 2013	2014 2013	$11.984631 $10.000000	$12.877240 $11.984631	311,389.903 22,366.172	0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.167882 $10.000000	$11.537406 $11.167882	1,021,170.053 38,508.774	47,518.132 0.000
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.560048 $10.000000	$9.865372 $9.560048	87,578.639 37,388.566	4,471.593 1,427.989
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.799133 $10.000000	$12.549625 $11.799133	171,896.739 62,601.025	2,591.919 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.900033 $10.000000	$12.904886 $11.900033	222,652.203 46,067.017	294.733 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.230806 $10.000000	$10.716334 $11.230806	110,861.793 26,776.622	0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.077851 $10.000000	$11.982257 $11.077851	140,196.806 40,872.660	315.699 0.000
29

C-Share —  (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.924618 $10.000000	$13.089927 $11.924618	405,866.615 43,870.000	6,183.539 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.343022 $10.000000	$12.866880 $12.343022	112,740.671 24,986.510	3,219.028 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.718414 $10.000000	$12.271210 $11.718414	22,488.816 17,597.667	0.000 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.660185 $10.000000	$10.990212 $10.660185	18,009.869 6,923.531	1,888.432 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.994196 $10.000000	$10.179942 $9.994196	391,614.502 36,469.827	1,058.653 0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.887333 $10.000000	$9.721140 $9.887333	145,086.206 170,118.831	12,825.590 0.000
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.409842 $10.000000	$10.604463 $10.409842	566,702.974 211,459.429	50,723.623 52,402.361
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.159541 $10.000000	$10.348459 $10.159541	110,156.950 28,901.122	16,768.825 3,381.517
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.752519 $10.000000	$10.912171 $10.752519	213,515.428 60,262.514	13,430.498 10,128.852
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.534930 $10.000000	$9.788679 $9.534930	37,153.034 15,665.525	1,435.582 1,429.136
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.534930 $10.000000	$9.788679 $9.534930	19,897.936 0.000	0.000 0.000
TA AB Dynamic Allocation - Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$10.130552 $10.000000	$10.493249 $10.130552	64,496.580 32,345.543	1,334.555 1,362.039
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.459910 $10.000000	$10.483993 $10.459910	211,031.261 67,881.046	0.000 0.000
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.507218 $10.000000	$11.588948 $11.507218	8,707.303 272.674	0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.663171 $10.000000	$10.756983 $10.663171	984,620.645 439,515.810	36,575.799 13,644.352
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.045046 $10.000000	$11.124607 $11.045046	466,456.736 304,967.975	0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.588159 $10.000000	$12.752670 $11.588159	32,466.842 13,699.963	0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.674703 $10.000000	$10.668485 $10.674703	245,222.461 117,911.290	27,444.338 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(6) Subaccount inception date November 10, 2014	2014	$9.998603	$9.905041	0.000	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(7) Subaccount inception date November 10, 2014	2014	$9.998603	$9.865137	5,068.353	N/A
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.548539 $10.000000	$10.896498 $10.548539	1,220,013.241 196,578.173	8,378.796 2,970.057
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.166064 $10.000000	$10.209561 $9.166064	46,371.490 18,021.280	981.892 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.544050 $10.000000	$10.284549 $10.544050	59,978.044 16,310.542	0.000 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.952695 $10.000000	$11.611194 $10.952695	118,866.057 36,406.657	0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.544643 $10.000000	$13.540467 $12.544643	14,132.238 5,088.874	1,675.033 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.588054 $10.000000	$9.907375 $9.588054	60,842.207 19,287.425	5,116.567 3,013.827
30

C-Share —  (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.731616 $10.000000	$13.145060 $11.731616	12,805.714 279.428	6,842.272 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.621198 $10.000000	$13.137653 $11.621198	635,812.313 27,042.732	1,158.864 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.070649 $10.000000	$10.522686 $10.070649	282,217.982 110,084.606	158,925.183 77,264.351
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.279209 $10.000000	$10.963155 $10.279209	411,312.058 139,757.438	2,499.433 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.701973 $10.000000	$11.382071 $10.701973	94,166.615 31,940.498	915.966 0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.863207 $10.000000	$11.539282 $10.863207	172,763.213 29,234.133	0.000 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.087194 $10.000000	$10.310526 $11.087194	34,404.191 20,071.429	7,765.188 2,216.473
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.611367 $10.000000	$14.156391 $13.611367	4,818.896 0.000	6,003.167 1,456.851
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.294781 $10.000000	$12.055926 $12.294781	20,474.406 13,319.169	2,181.573 1,466.627
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.843264 $10.000000	$11.779587 $10.843264	28,266.285 5,571.675	14,327.968 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.423803 $10.000000	$11.050631 $10.423803	229,119.005 73,827.792	610.911 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.152664 $10.000000	$10.852257 $10.152664	88,370.045 49,101.141	0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.779351 $10.000000	$11.275259 $10.779351	61,935.403 8,555.799	0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.479421 $10.000000	$9.724006 $9.479421	287,844.167 185,405.345	0.000 0.000
TA PineBridge Inflation Opportunities- Service Class(8) Subaccount inception date May 1, 2013	2014 2013	$8.879813 $10.000000	$9.025014 $8.879813	32,313.589 11,600.946	4,961.695 1,530.922
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.132561 $10.000000	$12.516487 $12.132561	20,900.007 2,094.124	81.818 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.849602 $10.000000	$13.421772 $12.849602	70,186.223 20,094.896	1,824.356 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.898128 $10.000000	$12.837727 $11.898128	8,226.596 2,466.810	2,165.479 2,183.978
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.225128 $10.000000	$10.442092 $11.225128	5,767.298 1,461.765	0.000 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.463511 $10.000000	$10.755101 $10.463511	1,699,526.002 723,202.827	43,730.432 23,716.302
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.214822 $10.000000	$10.569014 $10.214822	474,118.400 261,038.089	6,219.625 2,698.420
TA Vanguard ETF - Growth - Service Class(9) Subaccount inception date May 1, 2013	2014 2013	$10.944217 $10.000000	$11.186986 $10.944217	731,263.653 349,322.897	97,005.382 10,030.854
TA WMC US Growth - Service Class(10) Subaccount inception date May 1, 2013	2014 2013	$11.939274 $10.000000	$13.009597 $11.939274	17,177.564 2,489.387	0.000 0.000

Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.732499 $10.000000	$11.296085 $10.732499	5,553.633 2,156.303	0.000 0.000
AB Growth and Income Portfolio – Class B(4) Subaccount inception date May 1, 2013	2014 2013	$11.996639 $10.000000	$12.909499 $11.996639	7,935.036 4,707.190	0.000 0.000
31

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.179081 $10.000000	$11.566317 $11.179081	89,492.556 52,330.532	0.000 0.000
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.569654 $10.000000	$9.890107 $9.569654	32,949.609 5,569.473	5,395.728 0.000
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.810950 $10.000000	$12.581044 $11.810950	29,999.823 9,822.023	0.000 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.911959 $10.000000	$12.937215 $11.911959	43,576.593 17,099.440	291.339 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.242065 $10.000000	$10.743192 $11.242065	17,623.802 6,137.813	0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.088942 $10.000000	$12.012257 $11.088942	45,266.437 6,173.877	312.718 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.936588 $10.000000	$13.122735 $11.936588	15,545.543 4,030.545	758.999 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.355386 $10.000000	$12.899104 $12.355386	7,244.043 3,171.412	385.162 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.730167 $10.000000	$12.301966 $11.730167	4,087.661 1,989.725	0.000 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.670871 $10.000000	$11.017704 $10.670871	0.000 0.000	0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.004232 $10.000000	$10.205471 $10.004232	16,132.074 84,301.392	3,183.280 0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.897251 $10.000000	$9.745501 $9.897251	177,829.583 57,870.277	0.000 0.000
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.420282 $10.000000	$10.631028 $10.420282	448,470.986 260,344.268	962.450 971.503
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.169739 $10.000000	$10.374400 $10.169739	113,636.988 21,828.140	18,585.263 0.000
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.763305 $10.000000	$10.939516 $10.763305	181,838.536 109,908.889	0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.544504 $10.000000	$9.813221 $9.544504	21,000.087 4,015.540	1,799.027 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.544504 $10.000000	$9.813221 $9.544504	0.000 0.000	0.000 0.000
TA AB Dynamic Allocation - Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$10.140718 $10.000000	$10.519547 $10.140718	14,852.396 9,430.201	0.000 0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.470392 $10.000000	$10.510264 $10.470392	88,596.478 22,048.721	0.000 0.000
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.518746 $10.000000	$11.617978 $11.518746	483.900 146.083	0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.673869 $10.000000	$10.783940 $10.673869	410,630.463 132,252.082	1,022.259 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.056109 $10.000000	$11.152466 $11.056109	127,852.270 77,657.082	36,394.358 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.599780 $10.000000	$12.784634 $11.599780	9,753.405 1,392.000	777.453 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.685410 $10.000000	$10.695234 $10.685410	43,812.597 5,265.608	0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(6) Subaccount inception date November 10, 2014	2014	$9.998726	$9.907237	3,635.599	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(7) Subaccount inception date November 10, 2014	2014	$9.998726	$9.867326	808.923	N/A
32

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.559125 $10.000000	$10.923812 $10.559125	109,425.734 30,702.750	6,677.203 0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.175268 $10.000000	$10.235148 $9.175268	16,043.348 2,015.854	1,216.213 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.554614 $10.000000	$10.310315 $10.554614	53,256.851 31,673.438	242.067 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.963675 $10.000000	$11.640283 $10.963675	120,296.791 19,062.820	3,414.034 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.557212 $10.000000	$13.574386 $12.557212	552.452 0.000	0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.597673 $10.000000	$9.932205 $9.597673	38,124.746 5,378.683	9,610.275 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.743375 $10.000000	$13.177987 $11.743375	9,530.887 0.000	0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.632849 $10.000000	$13.170557 $11.632849	7,403.883 156.987	0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.080743 $10.000000	$10.549045 $10.080743	104,355.949 66,087.751	3,829.471 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.289523 $10.000000	$10.990632 $10.289523	149,717.012 27,869.605	0.000 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.712700 $10.000000	$11.410590 $10.712700	100,166.539 39,877.094	1,047.496 0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.874107 $10.000000	$11.568193 $10.874107	124,778.925 37,368.919	0.000 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.098302 $10.000000	$10.336362 $11.098302	6,939.289 903.481	0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.625003 $10.000000	$14.191846 $13.625003	393.752 0.000	0.000 0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.307103 $10.000000	$12.086135 $12.307103	3,678.608 329.927	0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.854138 $10.000000	$11.809098 $10.854138	5,327.031 2,974.733	0.000 0.000
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2014 2013	$10.215014 $10.000000	$10.354805 $10.215014	5,964.134 0.000	0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.434264 $10.000000	$11.078331 $10.434264	116,215.786 41,882.250	0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.162845 $10.000000	$10.879444 $10.162845	43,398.269 13,289.079	0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.790157 $10.000000	$11.303506 $10.790157	64,301.331 12,497.564	0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.488936 $10.000000	$9.748372 $9.488936	78,988.610 40,575.761	6,251.694 0.000
TA PineBridge Inflation Opportunities- Service Class(8) Subaccount inception date May 1, 2013	2014 2013	$8.888722 $10.000000	$9.047631 $8.888722	29,546.822 3,909.024	0.000 0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.144720 $10.000000	$12.547857 $12.144720	4,027.812 2,464.500	0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.862470 $10.000000	$13.455383 $12.862470	4,739.599 2,044.119	0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.910049 $10.000000	$12.869880 $11.910049	193.601 198.556	0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.236370 $10.000000	$10.468245 $11.236370	4,225.344 417.455	0.000 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.474011 $10.000000	$10.782050 $10.474011	756,398.166 324,141.525	6,004.898 967.149
33

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.225070 $10.000000	$10.595495 $10.225070	161,988.229 37,130.072	0.000 0.000
TA Vanguard ETF - Growth - Service Class(9) Subaccount inception date May 1, 2013	2014 2013	$10.955190 $10.000000	$11.215008 $10.955190	355,693.450 110,614.547	149,063.309 0.000
TA WMC US Growth - Service Class(10) Subaccount inception date May 1, 2013	2014 2013	$11.951240 $10.000000	$13.042186 $11.951240	813.825 814.652	0.000 0.000
L-Share
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.711007 $10.000000	$11.239736 $10.711007	32,982.190 23,950.748	8,285.275 3,283.869
AB Growth and Income Portfolio – Class B(4) Subaccount inception date May 1, 2013	2014 2013	$11.972638 $10.000000	$12.845122 $11.972638	151,531.231 30,535.530	48,509.167 19,817.027
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.156691 $10.000000	$11.508571 $11.156691	467,645.277 124,246.861	5,922.102 4,991.738
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.550465 $10.000000	$9.840701 $9.550465	273,898.421 68,273.201	38,552.809 14,989.456
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.787317 $10.000000	$12.518255 $11.787317	199,745.633 61,268.689	59,927.705 14,467.469
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.888121 $10.000000	$12.872635 $11.888121	456,920.276 130,249.623	14,488.554 8,566.638
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.219555 $10.000000	$10.689533 $11.219555	169,039.393 32,094.277	75,437.299 8,491.946
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.066747 $10.000000	$11.952351 $11.066747	147,271.196 25,153.215	13,453.705 1,847.105
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.912701 $10.000000	$13.057295 $11.912701	304,049.444 81,347.031	87,394.017 25,699.180
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.330676 $10.000000	$12.834781 $12.330676	206,195.744 83,753.785	34,411.038 13,532.459
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.706687 $10.000000	$12.240598 $11.706687	123,245.933 49,713.463	8,908.250 5,504.695
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.649503 $10.000000	$10.962738 $10.649503	37,745.862 9,092.358	960.284 732.635
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.984180 $10.000000	$10.154538 $9.984180	294,977.180 195,118.293	22,053.186 15,287.601
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.877422 $10.000000	$9.696876 $9.877422	479,584.358 398,611.180	24,837.700 95,562.423
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.399412 $10.000000	$10.577994 $10.399412	1,810,558.628 969,298.909	249,831.161 193,081.112
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.149364 $10.000000	$10.322630 $10.149364	220,958.529 145,292.804	45,720.281 19,152.741
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.741760 $10.000000	$10.884932 $10.741760	1,624,608.196 556,119.893	483,253.655 201,574.461
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.525381 $10.000000	$9.764256 $9.525381	416,100.039 152,068.066	50,655.335 51,066.420
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.525381 $10.000000	$9.764256 $9.525381	45,378.206 0.000	56,762.344 0.000
TA AB Dynamic Allocation - Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$10.120413 $10.000000	$10.467068 $10.120413	149,814.109 87,419.820	105,763.039 29,544.161
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.449437 $10.000000	$10.457830 $10.449437	489,159.798 112,218.837	58,005.134 31,598.773
34

L-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.495701 $10.000000	$11.560026 $11.495701	117,552.744 19,084.184	214.319 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.652493 $10.000000	$10.730141 $10.652493	4,547,958.554 1,812,160.186	428,534.264 157,873.589
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.033969 $10.000000	$11.096827 $11.033969	2,336,345.737 885,183.766	333,872.109 218,920.095
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.576563 $10.000000	$12.720876 $11.576563	100,807.294 34,318.997	23,603.245 6,453.372
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.664010 $10.000000	$10.641864 $10.664010	414,574.278 152,124.030	173,629.067 27,743.504
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(6) Subaccount inception date November 10, 2014	2014	$9.998480	$9.902841	4,250.019	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(7) Subaccount inception date November 10, 2014	2014	$9.998480	$9.862946	17,663.371	N/A
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.537980 $10.000000	$10.869310 $10.537980	1,484,483.311 622,413.183	132,269.972 67,683.110
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.156876 $10.000000	$10.184071 $9.156876	131,337.396 41,240.898	88,911.436 16,648.378
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.533491 $10.000000	$10.258883 $10.533491	611,357.354 265,879.539	175,770.666 55,898.626
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.941727 $10.000000	$11.582224 $10.941727	730,541.910 283,387.831	103,780.502 55,481.023
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.532091 $10.000000	$13.506693 $12.532091	63,988.103 29,068.706	7,161.315 224.468
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.578442 $10.000000	$9.882637 $9.578442	249,919.458 75,650.356	34,878.879 8,737.666
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.719868 $10.000000	$13.112257 $11.719868	119,833.474 106,018.564	80,513.540 1,005.911
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.609569 $10.000000	$13.104874 $11.609569	191,132.350 64,552.937	69,780.272 10,257.532
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.060561 $10.000000	$10.496420 $10.060561	1,100,174.502 591,414.118	124,206.970 49,622.847
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.268922 $10.000000	$10.935810 $10.268922	1,171,194.793 505,160.442	203,465.624 82,637.648
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.691252 $10.000000	$11.353665 $10.691252	1,048,124.518 464,201.951	210,760.230 30,827.475
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.852328 $10.000000	$11.510485 $10.852328	969,212.473 339,896.373	125,950.825 16,136.459
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.076094 $10.000000	$10.284791 $11.076094	133,864.494 55,617.989	17,333.970 6,627.012
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.597759 $10.000000	$14.121087 $13.597759	32,194.273 9,347.744	6,489.707 0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.282490 $10.000000	$12.025854 $12.282490	50,751.746 25,495.762	34,595.793 10,760.839
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.832406 $10.000000	$11.750201 $10.832406	35,764.905 2,925.072	2,533.218 7.170
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.413369 $10.000000	$11.023068 $10.413369	1,111,493.247 447,863.188	65,345.774 46,547.547
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.142494 $10.000000	$10.825170 $10.142494	197,003.768 63,851.665	14,755.873 5,853.786
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.768556 $10.000000	$11.247124 $10.768556	361,640.186 126,163.176	61,063.250 27,524.767
35

L-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.469916 $10.000000	$9.699736 $9.469916	695,135.185 406,244.058	137,904.954 44,220.768
TA PineBridge Inflation Opportunities- Service Class(8) Subaccount inception date May 1, 2013	2014 2013	$8.870906 $10.000000	$9.002487 $8.870906	262,887.081 94,596.042	31,462.937 16,760.130
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.120421 $10.000000	$12.485262 $12.120421	93,338.730 36,267.066	39,416.693 7,309.629
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.836738 $10.000000	$13.388277 $12.836738	209,993.651 76,374.754	57,207.837 15,633.649
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.886217 $10.000000	$12.805686 $11.886217	29,753.079 17,600.467	21,032.646 10,855.640
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.213892 $10.000000	$10.416026 $11.213892	56,231.083 10,364.029	27,907.096 10,715.341
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.453037 $10.000000	$10.728264 $10.453037	4,951,402.067 1,811,998.711	590,875.459 167,323.199
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.204584 $10.000000	$10.542635 $10.204584	456,655.384 140,874.387	50,359.526 20,431.164
TA Vanguard ETF - Growth - Service Class(9) Subaccount inception date May 1, 2013	2014 2013	$10.933258 $10.000000	$11.159064 $10.933258	3,985,463.190 1,629,355.721	951,079.397 450,363.944
TA WMC US Growth - Service Class(10) Subaccount inception date May 1, 2013	2014 2013	$11.927318 $10.000000	$12.977138 $11.927318	71,042.619 35,679.078	18,539.715 8,665.049

Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.725322 $10.000000	$11.277288 $10.725322	152,756.274 56,486.277	6,217.435 0.000
AB Growth and Income Portfolio – Class B(4) Subaccount inception date May 1, 2013	2014 2013	$11.988638 $10.000000	$12.887985 $11.988638	539,089.078 147,178.697	20,510.543 1,695.662
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.171618 $10.000000	$11.547038 $11.171618	833,877.928 232,056.438	130,945.965 10,243.815
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.563258 $10.000000	$9.873617 $9.563258	742,820.206 262,512.916	31,626.964 3,738.658
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.803072 $10.000000	$12.560096 $11.803072	932,625.503 269,293.365	703,050.297 133,586.501
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.904007 $10.000000	$12.915654 $11.904007	1,147,723.314 401,760.499	417,952.422 143,570.284
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.234562 $10.000000	$10.725270 $11.234562	789,224.421 243,349.442	250,442.413 69,312.739
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.081541 $10.000000	$11.992238 $11.081541	374,891.990 96,971.498	60,819.881 5,164.836
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.928611 $10.000000	$13.100859 $11.928611	1,191,612.284 226,325.742	474,559.936 30,209.211
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.347138 $10.000000	$12.877596 $12.347138	664,468.037 116,986.679	509,792.218 28,735.814
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.722328 $10.000000	$12.281457 $11.722328	344,271.416 59,349.035	350,294.747 4,148.494
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.663753 $10.000000	$10.999388 $10.663753	47,459.645 16,632.257	1,051.756 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.997538 $10.000000	$10.188441 $9.997538	1,401,951.811 1,842,017.360	18,505.279 1,383.488
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.890633 $10.000000	$9.729250 $9.890633	1,419,900.456 1,727,691.484	391,276.499 293,788.763
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.413329 $10.000000	$10.613321 $10.413329	8,256,449.224 3,955,128.014	433,651.266 223,774.389
36

L-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.162935 $10.000000	$10.357094 $10.162935	1,541,826.177 822,960.680	40,231.271 24,998.605
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.756115 $10.000000	$10.921279 $10.756115	4,035,152.360 1,571,002.368	230,373.462 137,089.962
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.538127 $10.000000	$9.796865 $9.538127	743,361.179 646,518.867	421,655.821 174,629.578
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.538127 $10.000000	$9.796865 $9.538127	593,754.936 3,482.845	56,718.188 0.000
TA AB Dynamic Allocation - Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$10.133949 $10.000000	$10.502019 $10.133949	894,990.652 356,124.159	108,513.253 36,927.656
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.463402 $10.000000	$10.492730 $10.463402	1,799,118.890 859,254.384	145,024.828 24,624.544
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.511064 $10.000000	$11.598634 $11.511064	585,346.544 155,400.451	1,856.986 1,199.051
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.666738 $10.000000	$10.765963 $10.666738	22,074,908.232 8,416,943.646	317,535.793 330,832.694
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.048720 $10.000000	$11.133874 $11.048720	8,419,509.261 3,481.238.734	317,535.793 160,915.977
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.592033 $10.000000	$12.763329 $11.592033	350,201.422 50,867.318	40,531.568 17,393.577
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.678265 $10.000000	$10.677395 $10.678265	1,318,519.902 481,118.236	85,374.412 27,382.182
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(6) Subaccount inception date November 10, 2014	2014	$9.998644	$9.905770	143,988.176	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(7) Subaccount inception date November 10, 2014	2014	$9.998644	$9.865865	150,215.427	N/A
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.552069 $10.000000	$10.905604 $10.552069	5,302,758.711 2,452,159.553	315,446.914 193,512.887
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.169134 $10.000000	$10.218080 $9.169134	166,490.280 63,241.310	34,995.610 2,843.462
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.547569 $10.000000	$10.293130 $10.547569	2,400,838.117 1,033,844.806	109,401.619 42,480.448
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.956358 $10.000000	$11.620870 $10.956358	2,390,178.719 846,771.666	335,840.509 50,722.907
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.548831 $10.000000	$13.551757 $12.548831	220,056.334 87,026.653	79,256.269 12,115.178
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.591261 $10.000000	$9.915645 $9.591261	522,888.441 253,335.000	106,009.025 51,666.815
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.735537 $10.000000	$13.156025 $11.735537	122,331.076 12,606.972	2,126.419 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.625085 $10.000000	$13.148614 $11.625085	837,321.324 158,057.554	478,670.027 166,792.762
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.074011 $10.000000	$10.531461 $10.074011	4,459,686.872 1,848,481.012	310,069.225 154,451.238
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.282648 $10.000000	$10.972312 $10.282648	5,825,954.981 2,264,209.023	417,242.620 134,652.324
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.705543 $10.000000	$11.391564 $10.705543	3,046,400.074 1,324,765.634	169,270.878 81,991.539
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.866845 $10.000000	$11.548912 $10.866845	4,441,725.603 1,222,783.518	238,202.816 37,001.858
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.090899 $10.000000	$10.319130 $11.090899	321,593.619 86,255.852	69,872.515 50,477.022
37

L-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.615904 $10.000000	$14.168189 $13.615904	97,340.585 21,836.602	4,691.635 0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.298900 $10.000000	$12.065997 $12.298900	138,837.629 45,252.660	16,528.296 212.264
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.846881 $10.000000	$11.789415 $10.846881	367,697.118 155,696.096	1,747.118 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.427283 $10.000000	$11.059856 $10.427283	4,038,621.568 1,521,956.282	122,967.168 50,222.198
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.156054 $10.000000	$10.861299 $10.156054	742,912.559 211,353.453	22,446.998 10,407.479
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.782951 $10.000000	$11.284678 $10.782951	1,600,587.241 605,375.864	105,071.479 61,916.712
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.482602 $10.000000	$9.732134 $9.482602	2,321,109.993 1,181,039.994	562,017.795 290,303.551
TA PineBridge Inflation Opportunities- Service Class(8) Subaccount inception date May 1, 2013	2014 2013	$8.882785 $10.000000	$9.032552 $8.882785	1,905,725.931 265,309.758	41,392.292 23,605.265
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.136615 $10.000000	$12.526940 $12.136615	195,517.665 31,802.685	15,144.463 2,174.061
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.853885 $10.000000	$13.432961 $12.853885	635,617.289 162,884.426	448,300.487 114,130.104
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.902102 $10.000000	$12.848437 $11.902102	57,645.986 13,478.492	3,234.573 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.228868 $10.000000	$10.450790 $11.228868	83,460.367 26,244.915	27,618.553 2,941.474
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.467013 $10.000000	$10.764074 $10.467013	32,717,032.490 11,386,700.818	2,546,744.945 798,390.673
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.218227 $10.000000	$10.577824 $10.218227	3,164,750.174 1,391,501.380	484,640.672 361,354.798
TA Vanguard ETF - Growth - Service Class(9) Subaccount inception date May 1, 2013	2014 2013	$10.947869 $10.000000	$11.196321 $10.947869	15,685,951.390 5,548,339.779	1,812,793.691 691,025.466
TA WMC US Growth - Service Class(10) Subaccount inception date May 1, 2013	2014 2013	$11.943257 $10.000000	$13.020441 $11.943257	222,562.763 80,969.535	24,046.726 0.000

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.736082 $10.000000	$11.305513 $10.736082	9,290.371 3,341.657	917.060 316.419
AB Growth and Income Portfolio – Class B(4) Subaccount inception date May 1, 2013	2014 2013	$12.000655 $10.000000	$12.920273 $12.000655	42,593.715 21,856.165	0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.182807 $10.000000	$11.575911 $11.182807	95,272.296 40,691.480	891.586 306.167
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.572853 $10.000000	$9.898318 $9.572853	267,683.874 48,244.062	2,074.498 1,747.509
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.814889 $10.000000	$12.591497 $11.814889	59,543.877 28,219.573	844.039 292.644
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.915942 $10.000000	$12.947953 $11.915942	140,755.081 79,993.089	831.541 292.596
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.245813 $10.000000	$10.752102 $11.245813	43,496.061 24,943.959	893.584 306.855
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.092651 $10.000000	$12.022287 $11.092651	126,709.755 98,079.100	43.027 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.940572 $10.000000	$13.133689 $11.940572	33,327.644 10,840.127	3,996.322 874,845
38

L-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.359513 $10.000000	$12.909862 $12.359513	58,450.028 35,108.203	2,230.758 565.913
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.734088 $10.000000	$12.312232 $11.734088	7,080.418 2,394.411	2,184.583 592.605
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.674440 $10.000000	$11.026900 $10.674440	2,728.542 14.971	0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.007569 $10.000000	$10.213968 $10.007569	99,577.778 454,433.033	1,743.794 0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.900559 $10.000000	$9.753638 $9.900559	484,704.900 384,089.323	177,092.938 20,842.924
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.423761 $10.000000	$10.639903 $10.423761	3,743,686.079 1,640,171.897	152,397.945 33,291.767
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.173136 $10.000000	$10.383067 $10.173136	756,495.092 288,617.052	52,964.041 32,302.207
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.766901 $10.000000	$10.948638 $10.766901	1,738,537.855 757,546.998	91,965.309 24,812.146
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.547700 $10.000000	$9.821416 $9.547700	229,240.493 118,019.127	3,810.112 12,938.796
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.547700 $10.000000	$9.821416 $9.547700	0.000 0.000	0.000 0.000
TA AB Dynamic Allocation - Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$10.144110 $10.000000	$10.528328 $10.144110	233,040.756 105,114.053	38,716.121 2,202.988
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.473903 $10.000000	$10.519054 $10.473903	621,632.024 285,473.261	28,961.841 36,537.062
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.522602 $10.000000	$11.627700 $11.522602	29,903.644 18,915.919	542.513 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.677437 $10.000000	$10.792938 $10.677437	7,757,462.638 3,258,183.934	327,030.171 113,366.040
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.059804 $10.000000	$11.161786 $11.059804	3,683,756.801 1,764,489.987	198,981.466 129,102.681
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.603659 $10.000000	$12.795301 $11.603659	24,158.172 3,449.318	4,238.242 1,452.199
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.688977 $10.000000	$10.704160 $10.688977	107,725.203 83,325.946	5,868.073 4,642.464
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(6) Subaccount inception date November 10, 2014	2014	$9.998767	$9.907970	26,175.188	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(7) Subaccount inception date November 10, 2014	2014	$9.998767	$9.868054	27,999.912	N/A
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.562653 $10.000000	$10.932929 $10.562653	2,300,269.186 968,809.271	86,264.053 24,968.725
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.178335 $10.000000	$10.243698 $9.178335	28,645.858 15,048.486	3,004.891 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.558141 $10.000000	$10.318920 $10.558141	761,558.633 253,806.662	55,046.121 18,175.270
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.967341 $10.000000	$11.650000 $10.967341	922,108.414 278,846.205	30,327.463 13,008.480
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.561405 $10.000000	$13.585709 $12.561405	10,443.257 6,832.618	3,834.095 3,834.403
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.600889 $10.000000	$9.940491 $9.600889	132,289.095 58,277.786	9,244.612 11,182.491
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.747303 $10.000000	$13.188990 $11.747303	14,794.869 9,473.375	218.572 0.000
39

L-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.636728 $10.000000	$13.181537 $11.636728	13,718.975 8,222.901	41.054 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.084125 $10.000000	$10.557858 $10.084125	1,901,607.683 902,505.293	86,383.576 21,333.911
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.292971 $10.000000	$10.999811 $10.292971	2,858,440.096 1,039,380.138	85,117.563 28,730.840
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.716280 $10.000000	$11.420103 $10.716280	932,814.082 287,278.458	193,592.776 35,401.322
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.877738 $10.000000	$11.577846 $10.877738	1,665,112.584 554,239.451	20,412.190 5,877.135
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.102015 $10.000000	$10.344990 $11.102015	22,115.469 6,050.885	1,140.702 854.495
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.629550 $10.000000	$14.203680 $13.629550	11,736.698 4,582.366	0.000 0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.311215 $10.000000	$12.096220 $12.311215	16,288.672 3,643.075	1,181.460 1,176.849
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.857766 $10.000000	$11.818958 $10.857766	8,754.652 4,677.660	0.000 0.000
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2014 2013	$10.215816 $10.000000	$10.360804 $10.215816	10,589.140 911.781	342.550 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.437749 $10.000000	$11.087561 $10.437749	1,940,470.405 663,747.387	61,722.504 24,930.676
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.166237 $10.000000	$10.888512 $10.166237	338,376.125 154,285.485	63,489.171 12,625.256
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.793759 $10.000000	$11.312946 $10.793759	519,383.356 187,171.655	27,410.601 16,589.157
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.492111 $10.000000	$9.756515 $9.492111	638,582.276 256,632.708	39,757.580 25,569.173
TA PineBridge Inflation Opportunities- Service Class(8) Subaccount inception date May 1, 2013	2014 2013	$8.891705 $10.000000	$9.055195 $8.891705	657,388.039 83,161.041	15,586.804 1,280.881
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.148774 $10.000000	$12.558326 $12.148774	22,176.975 13,338.672	1,161.765 559.975
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.866763 $10.000000	$13.466613 $12.866763	33,870.139 17,070.291	3,512.824 1,934.378
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.914030 $10.000000	$12.880606 $11.914030	532.878 557.189	381.096 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.240128 $10.000000	$10.476993 $11.240128	1,634.284 0.000	0.000 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.477507 $10.000000	$10.791045 $10.477507	12,187,086.846 4,153,049.354	927,625.831 87,085.678
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.228484 $10.000000	$10.604339 $10.228484	1,051,554.155 472,504.182	45,757.874 2,335.180
TA Vanguard ETF - Growth - Service Class(9) Subaccount inception date May 1, 2013	2014 2013	$10.958846 $10.000000	$11.224368 $10.958846	6,394,792.700 2,385,027.830	324,414.451 167,039.670
TA WMC US Growth - Service Class(10) Subaccount inception date May 1, 2013	2014 2013	$11.955227 $10.000000	$13.053061 $11.955227	20,269.017 2,683.729	3,787.673 3,787.978
X-Share
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.711007 $10.000000	$11.239736 $10.711007	9,000.968 0.000	0.000 0.000
40

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Growth and Income Portfolio – Class B(4) Subaccount inception date May 1, 2013	2014 2013	$11.972638 $10.000000	$12.845122 $11.972638	14,836.998 3,032.105	6,465.464 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.156691 $10.000000	$11.508571 $11.156691	124,625.235 75,409.507	0.000 0.000
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.550465 $10.000000	$9.840701 $9.550465	72,895.435 27,207.388	18,830.797 1,231.452
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.787317 $10.000000	$12.518255 $11.787317	73,729.957 7,390.560	1,139.475 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.888121 $10.000000	$12.872635 $11.888121	47,941.594 4,060.769	8,141.349 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.219555 $10.000000	$10.689533 $11.219555	48,336.863 3,967.271	17,696.639 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.066747 $10.000000	$11.952351 $11.066747	18,827.809 8,454.234	1,481.933 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.912701 $10.000000	$13.057295 $11.912701	48,597.327 5,426.899	25,555.544 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.330676 $10.000000	$12.834781 $12.330676	22,654.386 5,679.391	0.000 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.706687 $10.000000	$12.240598 $11.706687	19,252.996 4,447.118	6,583.318 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.649503 $10.000000	$10.962738 $10.649503	4,503.139 1,379.793	0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.984180 $10.000000	$10.154538 $9.984180	57,029.035 17,471.857	0.000 0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.877422 $10.000000	$9.696876 $9.877422	396,217.631 90,198.082	41,382.544 0.000
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.399412 $10.000000	$10.577994 $10.399412	830,633.242 261,775.976	70,449.193 20,302.256
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.149364 $10.000000	$10.322630 $10.149364	121,293.408 68,183.031	18,089.026 0.000
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.741760 $10.000000	$10.884932 $10.741760	438,730.559 181,462.867	39,976.124 14,012.207
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.525381 $10.000000	$9.764256 $9.525381	95,314.411 210,089.217	3,831.224 12,285.588
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.525381 $10.000000	$9.764256 $9.525381	0.000 0.000	0.000 0.000
TA AB Dynamic Allocation - Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$10.120413 $10.000000	$10.467068 $10.120413	133,988.797 61,980.123	9,747.559 0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.449437 $10.000000	$10.457830 $10.449437	100,902.847 54,400.588	11,831.855 1,153.454
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.495701 $10.000000	$11.560026 $11.495701	39,466.046 10,332.616	2,027.424 2,020.947
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.652493 $10.000000	$10.730141 $10.652493	1,191,094.465 574,590.373	187,247.240 64,108.488
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.033969 $10.000000	$11.096827 $11.033969	649,493.804 322,040.388	86,361.056 25,615.689
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.576563 $10.000000	$12.720876 $11.576563	25,568.190 2,148.970	4,000.694 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.664010 $10.000000	$10.641864 $10.664010	55,897.666 7,586.979	19,367.446 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(6) Subaccount inception date November 10, 2014	2014	$9.998480	$9.902841	7,071.562	N/A
41

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(7) Subaccount inception date November 10, 2014	2014	$9.998480	$9.862946	0.000	N/A
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.537980 $10.000000	$10.869310 $10.537980	646,604.816 214,649.401	26,566.895 11,340.714
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.156876 $10.000000	$10.184071 $9.156876	55,759.507 11,426.843	1,275.957 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.533491 $10.000000	$10.258883 $10.533491	288,975.249 121,399.558	9,521.307 5,713.512
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.941727 $10.000000	$11.582224 $10.941727	305,553.448 151,816.419	13,506.541 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.532091 $10.000000	$13.506693 $12.532091	22,183.400 1,511.133	6,918.076 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.578442 $10.000000	$9.882637 $9.578442	77,361.468 36,806.110	17,669.545 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.719868 $10.000000	$13.112257 $11.719868	21,009.886 9,743.777	0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.609569 $10.000000	$13.104874 $11.609569	26,566.340 6,008.446	12,734.689 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.060561 $10.000000	$10.496420 $10.060561	379,177.812 205,582.055	46,725.205 18,426.011
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.268922 $10.000000	$10.935810 $10.268922	426,931.812 153,557.869	14,320.404 6,451.165
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.691252 $10.000000	$11.353665 $10.691252	375,317.508 152,318.000	18,833.699 4,682.708
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.852328 $10.000000	$11.510485 $10.852328	419,353.970 176,352.356	17,503.478 5,103.611
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.076094 $10.000000	$10.284791 $11.076094	71,917.815 22,044.900	553.167 523.863
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.597759 $10.000000	$14.121087 $13.597759	17,616.386 2,073.137	826.178 879.797
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.282490 $10.000000	$12.025854 $12.282490	10,292.833 1,753.473	11,873.757 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.832406 $10.000000	$11.750201 $10.832406	16,397.468 10,051.989	0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.413369 $10.000000	$11.023068 $10.413369	277,947.180 85,136.975	23,754.796 10,343.226
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.142494 $10.000000	$10.825170 $10.142494	77,364.845 28,996.096	10,995.668 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.768556 $10.000000	$11.247124 $10.768556	184,636.573 81,578.800	4,362.675 2,338.169
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.469916 $10.000000	$9.699736 $9.469916	189,805.930 101,190.096	51,072.335 9,257.141
TA PineBridge Inflation Opportunities- Service Class(8) Subaccount inception date May 1, 2013	2014 2013	$8.870906 $10.000000	$9.002487 $8.870906	86,578.965 112,955.236	20,321.950 6,885.940
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.120421 $10.000000	$12.485262 $12.120421	20,777.098 8,039.206	4,270.387 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.836738 $10.000000	$13.388277 $12.836738	56,661.441 8,070.959	6,878.443 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.886217 $10.000000	$12.805686 $11.886217	17,942.765 6,508.897	7,198.624 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.213892 $10.000000	$10.416026 $11.213892	5,841.191 0.000	548.753 514.886
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.453037 $10.000000	$10.728264 $10.453037	1,381,841.447 493,178.589	137,249.126 11,578.948
42

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.204584 $10.000000	$10.542635 $10.204584	341,982.745 149,500.111	24,707.544 7,587.017
TA Vanguard ETF - Growth - Service Class(9) Subaccount inception date May 1, 2013	2014 2013	$10.933258 $10.000000	$11.159064 $10.933258	1,124,097.518 526,666.776	474,131.875 309,942.162
TA WMC US Growth - Service Class(10) Subaccount inception date May 1, 2013	2014 2013	$11.927318 $10.000000	$12.977138 $11.927318	40,316.323 3,649.583	0.000 0.000

Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.725322 $10.000000	$11.277288 $10.725322	81,020.802 58,159.861	0.000 0.000
AB Growth and Income Portfolio – Class B(4) Subaccount inception date May 1, 2013	2014 2013	$11.988638 $10.000000	$12.887985 $11.988638	210,244.968 84,301.684	12,929.527 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.171618 $10.000000	$11.547038 $11.171618	84,420.926 28,670.208	0.000 0.000
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.563258 $10.000000	$9.873617 $9.563258	252,162.343 68,871.088	16,835.224 9,098.407
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.803072 $10.000000	$12.560096 $11.803072	183,200.735 88,512.783	0.000 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.904007 $10.000000	$12.915654 $11.904007	127,507.280 44,091.114	1,191.830 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.234562 $10.000000	$10.725270 $11.234562	117,470.611 31,502.074	15,699.939 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.081541 $10.000000	$11.992238 $11.081541	45,719.731 13,141.248	0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.928611 $10.000000	$13.100859 $11.928611	279,874.719 96,693.583	21,243.648 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.347138 $10.000000	$12.877596 $12.347138	85,846.326 39,168.540	233.954 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.722328 $10.000000	$12.281457 $11.722328	76,688.615 45,387.595	13,110.657 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.663753 $10.000000	$10.999388 $10.663753	16,401.849 5,693.321	0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.997538 $10.000000	$10.188441 $9.997538	306,858.160 57,098.603	0.000 0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.890633 $10.000000	$9.729250 $9.890633	272,381.377 273,237.858	129,198.067 54,116.854
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.413329 $10.000000	$10.613321 $10.413329	3,119,129.748 1,389,809.315	121,027.251 47,738.602
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.162935 $10.000000	$10.357094 $10.162935	611,270.545 321,170.509	53,886.256 26,710.335
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.756115 $10.000000	$10.921279 $10.756115	1,065,609.309 357,402.492	135,385.920 38,270.832
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.538127 $10.000000	$9.796865 $9.538127	268,489.196 304,703.505	39,148.002 17,890.737
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.538127 $10.000000	$9.796865 $9.538127	0.000 0.000	0.000 0.000
TA AB Dynamic Allocation - Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$10.133949 $10.000000	$10.502019 $10.133949	167,350.714 57,388.340	53,329.671 9,457.313
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.463402 $10.000000	$10.492730 $10.463402	752,829.888 206,568.136	118,192.092 62,716.502
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.511064 $10.000000	$11.598634 $11.511064	528,553.959 126,810.846	0.000 0.000
43

X-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.666738 $10.000000	$10.765963 $10.666738	4,886,943.314 1,983,334.473	330,104.621 147,099.938
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.048720 $10.000000	$11.133874 $11.048720	1,733,031.341 795,211.884	60,606.324 28,832.602
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.592033 $10.000000	$12.763329 $11.592033	70,215.684 29,345.321	7735.115 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.678265 $10.000000	$10.677395 $10.678265	231,604.940 152,276.630	0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(6) Subaccount inception date November 10, 2014	2014	$9.998644	$9.905770	5,400.088	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(7) Subaccount inception date November 10, 2014	2014	$9.998644	$9.865865	19,932.913	N/A
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.552069 $10.000000	$10.905604 $10.552069	1,477,360.858 488,692.944	210,272.067 78,120.712
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.169134 $10.000000	$10.218080 $9.169134	65,088.757 25,062.523	290.463 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.547569 $10.000000	$10.293130 $10.547569	526,638.146 104,131.074	61,407.006 45,086.658
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.956358 $10.000000	$11.620870 $10.956358	944,584.503 318,714.850	128,779.461 39,359.873
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.548831 $10.000000	$13.551757 $12.548831	27,832.345 8,425.958	13,767.379 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.591261 $10.000000	$9.915645 $9.591261	236,095.156 80,172.815	64,889.275 27,187.752
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.735537 $10.000000	$13.156025 $11.735537	46,929.107 20,380.021	0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.625085 $10.000000	$13.148614 $11.625085	179,960.749 41,446.858	14,642.890 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.074011 $10.000000	$10.531461 $10.074011	998,792.110 451,069.235	134,711.377 56,393.576
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.282648 $10.000000	$10.972312 $10.282648	1,535,589.132 614,124.908	81,927.397 23,497.813
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.705543 $10.000000	$11.391564 $10.705543	724,160.365 234,641.630	99,972.160 50,994.646
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.866845 $10.000000	$11.548912 $10.866845	997,720.443 357,702.877	92,479.414 31,430.825
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.090899 $10.000000	$10.319130 $11.090899	29,813.216 11,128.316	0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.615904 $10.000000	$14.168189 $13.615904	41,984.642 21,779.951	0.000 0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.298900 $10.000000	$12.065997 $12.298900	51,016.607 20,575.953	244.915 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.846881 $10.000000	$11.789415 $10.846881	69,209.192 55,261.073	0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.427283 $10.000000	$11.059856 $10.427283	1,054,847.027 239,689.913	35,416.891 4,395.401
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.156054 $10.000000	$10.861299 $10.156054	294,708.243 66,277.177	3,296.509 1,384.063
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.782951 $10.000000	$11.284678 $10.782951	541,351.900 190,934.766	4,258.667 846.705
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.482602 $10.000000	$9.732134 $9.482602	590,926.863 249,729.449	96,614.325 37,935.273
44

X-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PineBridge Inflation Opportunities- Service Class(8) Subaccount inception date May 1, 2013	2014 2013	$8.882785 $10.000000	$9.032552 $8.882785	207,600.222 107,795.568	7,768.269 930.355
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.136615 $10.000000	$12.526940 $12.136615	78,004.681 42,702.022	7,425.367 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.853885 $10.000000	$13.432961 $12.853885	179,964.924 39,600.053	14,129.806 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.902102 $10.000000	$12.848437 $11.902102	22,093.884 6,590.024	14,409.570 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.228868 $10.000000	$10.450790 $11.228868	16,873.801 4,438.711	0.000 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.467013 $10.000000	$10.764074 $10.467013	5,869,627.642 1,726,331.463	328,294.369 116,149.251
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.218227 $10.000000	$10.577824 $10.218227	645,122.969 239,796.021	166,405.891 57,881.192
TA Vanguard ETF - Growth - Service Class(9) Subaccount inception date May 1, 2013	2014 2013	$10.947869 $10.000000	$11.196321 $10.947869	3,576,273.140 969,869.167	496,920.946 210,717.506
TA WMC US Growth - Service Class(10) Subaccount inception date May 1, 2013	2014 2013	$11.943257 $10.000000	$13.020441 $11.943257	66,253.371 66,386.607	0.000 0.000

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.736082 $10.000000	$11.305513 $10.736082	5,712.878 2,961.832	0.000 0.000
AB Growth and Income Portfolio – Class B(4) Subaccount inception date May 1, 2013	2014 2013	$12.000655 $10.000000	$12.920273 $12.000655	7,292.741 5,060.065	0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.182807 $10.000000	$11.575911 $11.182807	27,674.658 5,460.791	0.000 0.000
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.572853 $10.000000	$9.898318 $9.572853	144,000.792 20,894.979	5,769.458 4,937.603
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.814889 $10.000000	$12.591497 $11.814889	16,705.093 5,605.280	2,911.497 2,109.894
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.915942 $10.000000	$12.947953 $11.915942	25,761.866 2,342.830	3,655.888 1,063.820
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.245813 $10.000000	$10.752102 $11.245813	13,850.687 4,393.718	2,593.533 1,087.418
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.092651 $10.000000	$12.022287 $11.092651	27,202.761 787.780	0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.940572 $10.000000	$13.133689 $11.940572	40,929.381 2,648.529	0.000 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.359513 $10.000000	$12.909862 $12.359513	17,024.895 6,157.133	0.000 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.734088 $10.000000	$12.312232 $11.734088	2,322.768 329.048	0.000 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.674440 $10.000000	$11.026900 $10.674440	0.000 0.000	0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.007569 $10.000000	$10.213968 $10.007569	359,921.125 159,376.034	0.000 0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.900559 $10.000000	$9.753638 $9.900559	225,841.736 165,630.010	47,232.910 5,372.471
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.423761 $10.000000	$10.639903 $10.423761	792,280.900 380,104.083	39,215.668 4,700.921
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.173136 $10.000000	$10.383067 $10.173136	153,383.211 52,488.177	1,859.273 377.148
45

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.766901 $10.000000	$10.948638 $10.766901	416,605.109 132,560.522	73,431.287 12,321.160
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.547700 $10.000000	$9.821416 $9.547700	97,541.816 64,588.028	556.768 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.547700 $10.000000	$9.821416 $9.547700	0.000 0.000	0.000 0.000
TA AB Dynamic Allocation - Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$10.144110 $10.000000	$10.528328 $10.144110	77,646.183 43,283.804	1,139.108 0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.473903 $10.000000	$10.519054 $10.473903	221,121.841 114,533.582	0.000 0.000
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.522602 $10.000000	$11.627700 $11.522602	8,897.914 5,858.719	2,548.395 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.677437 $10.000000	$10.792938 $10.677437	1,553,880.178 580,743.752	29,312.407 15,506.739
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.059804 $10.000000	$11,161786 $11.059804	473,947.903 175,051.481	21,954.236 3,902.179
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.603659 $10.000000	$12.795301 $11.603659	26,922.556 1,618.992	0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.688977 $10.000000	$10.704160 $10.688977	34,490.769 5,947.822	0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(6) Subaccount inception date November 10, 2014	2014	$9.998767	$9.907970	208.956	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(7) Subaccount inception date November 10, 2014	2014	$9.998767	$9.868054	8,648.691	N/A
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.562653 $10.000000	$10.932929 $10.562653	575,485.283 182,959.852	38,773.744 20,631.907
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.178335 $10.000000	$10.243698 $9.178335	12,732.147 2,807.881	1,651.335 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.558141 $10.000000	$10.318920 $10.558141	221,985.373 98,470.425	17,780.847 3,107.740
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.967341 $10.000000	$11.650000 $10.967341	293,151.516 136,034.029	7,893.999 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.561405 $10.000000	$13.585709 $12.561405	2,945.908 3,295.572	0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.600889 $10.000000	$9.940491 $9.600889	76,749.293 27,513.051	4,244.782 262.195
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.747303 $10.000000	$13.188990 $11.747303	2,074.721 0.000	0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.636728 $10.000000	$13.181537 $11.636728	20,951.676 2,471.024	2,384.885 1,069.548
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.084125 $10.000000	$10.557858 $10.084125	297,449.461 152,872.006	51,744.671 6,663.723
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.292971 $10.000000	$10.999811 $10.292971	533,914.082 262,180.810	61,442.162 1,312.603
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.716280 $10.000000	$11.420103 $10.716280	251,893.282 68,616.863	15,107.729 0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.877738 $10.000000	$11.577846 $10.877738	290,232.767 89,652.002	2,986.240 260.599
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.102015 $10.000000	$10.344990 $11.102015	14,411.718 902.411	0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.629550 $10.000000	$14.203680 $13.629550	15,492.823 13,726.551	2,463.820 0.000
46

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.311215 $10.000000	$12.096220 $12.311215	1,233.186 2,596.771	0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.857766 $10.000000	$11.818958 $10.857766	8,176.799 624.471	0.000 0.000
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2014 2013	$10.215816 $10.000000	$10.360804 $10.215816	85.504 0.000	0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.437749 $10.000000	$11.087561 $10.437749	321,799.270 82,776.931	33,245.659 4,630.669
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.166237 $10.000000	$10.888512 $10.166237	106,443.342 28,507.539	5,559.718 5,596.475
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.793759 $10.000000	$11.312946 $10.793759	175,250.569 71,227.478	4,152.226 1,027.060
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.492111 $10.000000	$9.756515 $9.492111	199,029.260 51,271.286	1,600.884 265.059
TA PineBridge Inflation Opportunities- Service Class(8) Subaccount inception date May 1, 2013	2014 2013	$8.891705 $10.000000	$9.055195 $8.891705	74,383.514 19,115.452	5,109.053 279.969
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.148774 $10.000000	$12.558326 $12.148774	12,120.022 0.000	0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.866763 $10.000000	$13.466613 $12.866763	17,924.395 11,818.614	2,306.665 981.351
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.914030 $10.000000	$12.880606 $11.914030	2,080.534 2,317.261	0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.240128 $10.000000	$10.476993 $11.240128	1,195.579 0.000	0.000 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.477507 $10.000000	$10.791045 $10.477507	1,646,991.494 405,855.260	78,713.321 2,193.374
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.228484 $10.000000	$10.604339 $10.228484	428,411.367 298,286.411	16,455.516 15,489.309
TA Vanguard ETF - Growth - Service Class(9) Subaccount inception date May 1, 2013	2014 2013	$10.958846 $10.000000	$11.224368 $10.958846	1,260,467.572 386,346.006	92,786.203 28,550.047
TA WMC US Growth - Service Class(10) Subaccount inception date May 1, 2013	2014 2013	$11.955227 $10.000000	$13.053061 $11.955227	4,947.493 0.000	1,361.806 0.000
(1)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	Effective May 1, 2015, AllianceBernstein Balanced Wealth Strategy Portfolio will be named AB Balanced Wealth Strategy Portfolio.
(4)	Effective May 1, 2015, AllianceBernstein Growth and Income Portfolio will be named AB Growth and Income Portfolio.
(5)	TA AllianceBernstein Dynamic Allocation will be renamed TA AB Dynamic Allocation on or about May 1, 2015
(6)	TA BlackRock Global Allocation Managed Risk – Balanced was available on or about November 10, 2014.
(7)	TA BlackRock Global Allocation Managed Risk – Growth was available on or about November 10, 2014.
(8)	Effective on or about November 10, 2014 TA PIMCO Real Return TIPS was renamed TA PineBridge Inflation Opportunities.
(9)	Effective close of business November 7, 2014 TA Vanguard ETF Portfolio – Aggressive Growth was merged into TA Vanguard ETF Portfolio – Growth.
(10)	Effective on or about July 1, 2014 TA WMC Diversified Growth was renamed TA WMC US Growth.
TA American Funds Managed Risk had not commenced operations as of December 31, 2014, therefore, comparable data is not available.
47

APPENDIX
Prior Withdrawal and Growth Percentages
The table below identifies the prior percentages for the Retirement Income Max® Rider.
Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
Prior to May 1, 2014	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 3.80% 4.80% 5.80%
May 1, 2014 to February 16, 2015	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 4.00% 5.00% 6.00%
February 17, 2015 to May 1, 2015	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%	0.00% 3.80% 4.80% 5.80%
New York Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
Prior to May 1, 2014	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 3.80% 4.80% 5.80%
May 1, 2014 to March 1, 2015	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 4.00% 5.00% 6.00%
March 2, 2015 to May 1, 2015	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%	0.00% 3.80% 4.80% 5.80%
Growth Percentages
Date	Percentage
Prior to May 1, 2014	5.00%
May 1, 2014 to May 1, 2015	5.50%
48

MEMBERS® VARIABLE ANNUITY SERIES
Transamerica Life Insurance Company
Separate Account B (EST. 1/19/1990)
4333 Edgewood Road NE
Cedar Rapids, Iowa 52499-0001
(800)525-6205
www.transamerica.com
This prospectus describes information you should know before you purchase a MEMBERS® Variable Annuity Series variable annuity. The prospectus describes a contract between each owner and joint owner (“you”) and Transamerica Life Insurance Company (“us,” “we,” “our” or “Company”). This is an individual, deferred, flexible premium variable annuity. This variable annuity allows you to allocate your premium payments among the fixed account (if available) and the underlying fund portfolios.
This prospectus also refers to the following share classes: B-Share, C-Share, L-Share and X-Share. A share class will be selected on your application and identified in your policy.
This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference. You can also contact us to get a Statement of Additional Information (SAI) free of charge. The SAI contains more information about this policy. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. The prospectus and SAI can also be obtained from the SEC's website (www.sec.gov). The table of contents of the SAI is included at the end of this prospectus. The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
If you elect the X-Share, we will add a credit to your policy value for each premium payment that you make. Generally, an annuity with a premium enhancement will have higher overall expenses than a similar annuity without a premium enhancement; the amount credited under the premium enhancement may be more than offset by the additional fees and charges associated with the premium enhancement. You should always consider the expenses along with the features and enhancements to be sure that any annuity meets your financial needs and goals.
This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long investment time horizon and is not appropriate for people who intend to engage in market timing. You will get no additional tax advantage from this variable annuity if you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account (“IRA”)). This prospectus is not intended to provide tax, accounting or legal advice.
We are not an investment adviser nor are we registered as such with the SEC or any state securities regulatory authority. We are not acting in any fiduciary capacity with respect to your policy nor are we acting in any capacity on behalf of any tax-advantaged retirement plan. This information does not constitute personalized investment advice or financial planning advice.
Prospectus Date: May 1, 2015
Statement of Additional Information Date: May 1, 2015

The subaccounts available under this policy invest in the following underlying fund portfolios:
SUBACCOUNT	UNDERLYING FUND PORTFOLIO
AB Balanced Wealth Strategy Portfolio - Class B	AB Balanced Wealth Strategy Portfolio - Class B
American Funds - Asset Allocation FundSM - Class 2	American Funds - Asset Allocation FundSM - Class 2
American Funds - Bond FundSM - Class 2	American Funds - Bond FundSM - Class 2
American Funds - Growth FundSM - Class 2	American Funds - Growth FundSM - Class 2
American Funds - Growth-Income FundSM - Class 2	American Funds - Growth-Income FundSM - Class 2
Fidelity VIP Balanced Portfolio - Service Class 2	Fidelity VIP Balanced Portfolio - Service Class 2
TA Aegon High Yield Bond - Service Class	Transamerica Aegon High Yield Bond VP – Service Class
TA Aegon Money Market - Service Class	Transamerica Aegon Money Market VP – Service Class
TA Aegon Tactical Vanguard ETF - Balanced - Service Class	Transamerica Aegon Active Asset Allocation - Moderate VP - Service Class
TA Aegon Tactical Vanguard ETF - Conservative - Service Class	Transamerica Aegon Active Asset Allocation - Conservative VP - Service Class
TA Aegon Tactical Vanguard ETF - Growth - Service Class	Transamerica Aegon Active Asset Allocation - Moderate Growth VP - Service Class
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP – Service Class
TA AB Dynamic Allocation - Service Class	Transamerica AB Dynamic Allocation VP - Service Class
TA American Funds Managed Risk - Balanced - Service Class	Transamerica American Funds Managed Risk VP - Service Class
TA Barrow Hanley Dividend Focused - Service Class	Transamerica Barrow Hanley Dividend Focused VP – Service Class
TA BlackRock Global Allocation - Service Class	Transamerica BlackRock Global Allocation VP - Service Class
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Balanced VP - Service Class
TA BlackRock Global Allocation Managed Risk - Growth - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Growth VP - Service Class
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class
TA Clarion Global Real Estate Securities - Service Class	Transamerica Clarion Global Real Estate Securities VP – Service Class
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP–Service Class
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class
TA MFS International Equity - Service Class	Transamerica MFS International Equity VP – Service Class
TA Madison Balanced Allocation - Service Class	Transamerica Madison Balanced Allocation VP - Service Class
TA Madison Conservative Allocation - Service Class	Transamerica Madison Conservative Allocation VP - Service Class
TA Madison Diversified Income - Service Class	Transamerica Madison Diversified Income VP - Service Class
TA Morgan Stanley Mid Cap Growth - Service Class	Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class
TA Multi-Manager Alternative Strategies	Transamerica Multi-Manager Alternative Strategies VP
TA PineBridge Inflation Opportunities- Service Class	Transamerica PineBridge Inflation Opportunities VP - Service Class
TA PIMCO Tactical - Balanced - Service Class	Transamerica PIMCO Tactical–Balanced VP–Service Class
TA PIMCO Tactical - Conservative - Service Class	Transamerica PIMCO Tactical–Conservative VP–Service Class
TA PIMCO Tactical - Growth - Service Class	Transamerica PIMCO Tactical–Growth VP–Service Class
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class
TA TS&W International Equity - Service Class	Transamerica TS&W International Equity VP – Service Class
TA Vanguard ETF - Balanced - Service Class	Transamerica Vanguard ETF Portfolio - Balanced VP - Service Class
TA Vanguard ETF - Conservative - Service Class	Transamerica Vanguard ETF Portfolio - Conservative VP - Service Class
TA Vanguard ETF - Growth - Service Class	Transamerica Vanguard ETF Portfolio - Growth VP - Service Class
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iii

TABLE OF CONTENTS continued
iv

INTRODUCTION
How to buy this variable annuity
√ Choose a share class(1)
	Qualified Policy(2,3) Minimum Initial Deposit	Non-Qualified Policy Minimum Initial Deposit(4)	Surrender Charge Period	Mortality & Expense Risk and Administrative Charges
B-Share	$1,000	$5,000	7 years	1.15%
C-Share	$1,000	$5,000	none	1.55%
L-Share	$1,000	$5,000	4 years	1.50%
X-Share	$1,000	$5,000	9 years	1.50%
(1)	This table does not show underlying fund portfolio expenses, annual service charge and optional rider fees. Each share class has its own minimum policy value requirements. Not all share classes may be available through your financial intermediary.
(2)	We currently issue new policies to the following plans: Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEP-IRAs, 457(f) plans (in certain circumstances) and Section 401(a) plans (including profit sharing plans, defined benefit pension plans, defined contribution pension plans, 401(k) plans, combination defined benefit/contribution plans).
(3)	Includes anticipated premium at time of application from transfers or rollovers as indicated on your application or electronic order form.
(4)	Includes anticipated premium at time of application from 1035 exchanges as indicated on your application or electronic order form.
√ Choose investment options
•	Subaccounts - Funds representing a range of investment strategies, objectives and asset classes.
•	Fixed Account - A fixed interest account (if available).
Subject to limitations, you may move your policy value among each of these investment options.
√ Choose optional guaranteed benefits (if desired)*
Lifetime Withdrawal Benefits	Guaranteed Principal SolutionSM(1, 2) Retirement Income Max®(1) Retirement Income Choice® 1.6(1, 3)
Death Benefits	Return of Premium(1) Annual Step-Up(1) Additional Death Distribution(1) Additional Death Distribution +(1)
Liquidity Rider (only with B-Share Class)	Liquidity Rider
(1)	Investment or other restrictions may apply
(2)	Also includes an accumulation benefit.
(3)	Also includes an optional death benefit.
*	Additional fees apply. Optional benefits may not be available for all policies, in all states, at all times or through all financial intermediaries.
√ Complete our application or order form
√ Pay the applicable minimum initial deposit
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FEE TABLE AND EXPENSE EXAMPLES
The following describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. We have included any applicable fees and expenses that differ based on share class. Please be certain to review the notes following the fee table and expense examples for further information about the fees and charges presented. The order of the notes follows the order in which the fees and charges under the policy are presented in the fee tables and the expense examples.
The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See EXPENSES.
The first section describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options. State premium taxes may also be deducted. State premium taxes currently range from 0% - 3.5%. Excess interest adjustments may be made to amounts surrendered, transferred or applied to annuity payment options from cash value from the fixed account. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
	B-Share	C-Share	L-Share	X-Share
Owner Transaction Expenses:
Front-End Sales Load On Purchase Payments	0%	0%	0%	0%
Contingent Deferred Surrender Charges (as a percentage of premium surrendered)
Number of Years Since Premium Payment Date
Year 1	8%	0%	8%	9%
Year 2	8%	0%	8%	8%
Year 3	7%	0%	7%	7%
Year 4	6%	0%	6%	6%
Year 5	5%	0%	0%	5%
Year 6	4%	0%	0%	4%
Year 7	3%	0%	0%	3%
Year 8	0%	0%	0%	2%
Year 9	0%	0%	0%	1%
Year 10+	0%	0%	0%	0%
Transfer Fee	$0-$10	$0-$10	$0-$10	$0-$10
Special Service Fee	$0-$50*	$0-$50*	$0-$50*	$0-$50*
* $0 - $25 for policies issued prior to May 1, 2015.
The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
Classes	B-Share	C-Share	L-Share	X-Share
Annual Service Charge	$0-$50	$0-$50	$0-$50	$0-$50
Separate Account Annual Expenses (as a percentage, annually, of average separate account value):
Mortality and Expense Risk Fee	1.00%	1.40%	1.35%	1.35%
Administrative Charge	0.15%	0.15%	0.15%	0.15%
Total Base Separate Account Annual Expenses	1.15%	1.55%	1.50%	1.50%
Optional Separate Account Expenses:
Return of Premium Death Benefit	0.15%	0.15%	0.15%	0.15%
Annual Step-Up Death Benefit	0.35%	0.35%	0.35%	0.35%
Fund Facilitation Fee	0.30%	0.30%	0.30%	0.30%
Liquidity Rider (only available with B-Share)	0.50%	—	—	—
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	2.30%	2.20%	2.15%	2.15%
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Classes	B-Share	C-Share	L-Share	X-Share
Optional Death Benefit Riders:
Additional Death Distribution (annual charge based on policy value)	0.25%	0.25%	0.25%	0.25%
Additional Death Distribution + (annual charge based on policy value)	0.55%	0.55%	0.55%	0.55%

	Maximum	Current
Optional Guaranteed Lifetime Withdrawal Benefit Riders:
Guaranteed Principal SolutionSM (aka Living Benefits Rider) (annual charge - % of Principal Back Total Withdrawal Base)	1.25%	1.25%
Retirement Income Max® (annual charge - % of Withdrawal Base)	2.00%	1.25%
Retirement Income Choice® 1.6 (annual charge - % of Withdrawal Base) (for riders issued on or after May 1, 2014)
Base Benefit Designated Allocation Group A	2.20%	1.45%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with Retirement Income Choice® 1.6 rider:
Death Benefit - (Single Life Option)	0.40%	0.40%
Death Benefit - (Joint Life Option)	0.35%	0.35%
Income EnhancementSM - (Single Life Option - Not available in NY)	0.30%	0.30%
Income EnhancementSM - (Joint Life Option - Not available in NY)	0.50%	0.50%
Retirement Income Choice® 1.6 (annual charge - % of Withdrawal Base) (for riders issued prior to May 1, 2014)
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with Retirement Income Choice® 1.6 rider:
Death Benefit - (Single Life Option)	0.40%	0.40%
Death Benefit - (Joint Life Option)	0.35%	0.35%
Income EnhancementSM - (Single Life Option - Not available in NY)	0.30%	0.30%
Income EnhancementSM - (Joint Life Option - Not available in NY)	0.50%	0.50%

	Maximum	Current
Optional Guaranteed Lifetime Withdrawal Benefit Rider - No Longer Available:
Income LinkSM (annual charge - % of Withdrawal Base)	2.00%	1.25%
The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2014 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio's fees and expenses is contained in the prospectus for each portfolio.
Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses):
Lowest Gross	0.54%
Highest Gross	10.38%
The following Examples are intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.
The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your policy has a 5% return each year, the highest Total Portfolio Annual Operating Expenses of any of the portfolios for the year ended December 31, 2014, and the base policy with the combination of available optional features or riders with the highest fees and
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expenses, including the highest Fund Facilitation Fee, Annual Step-Up Death Benefit, Additional Death Distribution+ Rider and Retirement Income Choice® 1.6 Rider - Joint Life with additional Death Benefit and Income EnhancementSM options (prior to May 1, 2014). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Examples:
If the policy is surrendered at the end of the applicable time period:
	B-Share	B-Share w/Liquidity Rider	C-Share	L-Share	X-Share
1 Year	$ 2,171	$ 2,214	$ 1,487	$ 2,201	$ 2,291
3 Years	$ 4,656	$ 4,755	$ 4,109	$ 4,727	$ 4,725
5 Years	$ 6,671	$ 6,317	$ 6,324	$ 6,309	$ 6,757
10 Years	$10,396	$10,421	$10,475	$10,464	$10,462
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy:
	B-Share	B-Share w/Liquidity Rider	C-Share	L-Share	X-Share
1 Year	$ 1,451	$ 1,494	$ 1,487	$ 1,481	$ 1,481
3 Years	$ 4,026	$ 4,125	$ 4,109	$ 4,097	$ 4,095
5 Years	$ 6,221	$ 6,317	$ 6,324	$ 6,309	$ 6,307
10 Years	$10,396	$10,421	$10,475	$10,464	$10,462
The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your policy has a 5% return each year, the highest Total Portfolio Annual Operating Expenses of any of the portfolios for the year ended December 31, 2014, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the highest Fund Facilitation Fee, Annual Step-Up Death Benefit, Additional Death Distribution+ Rider and Retirement Income Choice® 1.6 Rider - Joint Life with additional Death Benefit and Income EnhancementSM options (on or after May 1, 2014). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Examples:
If the policy is surrendered at the end of the applicable time period:
	B-Share	B-Share w/Liquidity Rider	C-Share	L-Share	X-Share
1 Year	$ 2,161	$ 2,204	$ 1,477	$ 2,192	$ 2,281
3 Years	$ 4,630	$ 4,729	$ 4,083	$ 4,701	$ 4,699
5 Years	$ 6,631	$ 6,277	$ 6,284	$ 6,269	$ 6,717
10 Years	$10,329	$10,353	$10,409	$10,398	$10,396
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy:
	B-Share	B-Share w/Liquidity Rider	C-Share	L-Share	X-Share
1 Year	$ 1,441	$ 1,484	$ 1,477	$ 1,472	$ 1,471
3 Years	$ 4,000	$ 4,099	$ 4,083	$ 4,071	$ 4,069
5 Years	$ 6,181	$ 6,277	$ 6,284	$ 6,269	$ 6,267
10 Years	$10,329	$10,353	$10,409	$10,398	$10,396
Please remember that these Examples are illustrations and do not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Examples. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.
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For information concerning compensation paid for the sale of the policies, see OTHER INFORMATION - Distributor of the Policies.
Notes to Fee Table and Expense Examples
Owner Transaction Expenses:
Maximum Surrender Charge: The surrender charge, if any is imposed, applies to each premium payment, regardless of how policy value is allocated among the investment options. The surrender charge decreases based on the number of years since the premium payment was made.
Transfer Fee:  The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment options. There is no fee for the first 12 transfers per policy year. For additional transfers, we may charge a fee of $10 per transfer.
Special Service Fees: We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require us to incur additional processing costs.
Annual Service Charge:
The maximum annual service charge is $50 per policy. In no event will the service charge exceed 2% of the policy value or the maximum amount.
Criteria for Potential Waiver	Potential Waiver Amount*
Policy Value or sum of all premium payments less all withdrawals:
$50,000 thru $249,999.99	up to $35
$250,000 or more	up to $50
Participation in e-delivery program	up to $15
*	In no event will we waive in the aggregate more than the actual annual service charge for any policy year.
Separate Account Annual Expenses:
Mortality and Expense Risk Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit. During the income phase, the mortality and expense risk fee is at an annual rate of 1.25%.
Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees.
Fund Facilitation Fee: This daily fee is applied only to policy value in the subaccounts invested in:
Fund	Fee %
American Funds - Asset Allocation Fund - Class 2; American Funds - Bond Fund - Class 2; American Funds - Growth Fund - Class 2; American Funds Growth-Income Fund - Class 2	0.30%
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B	0.20%
We charge a fund facilitation fee in order to make certain subaccounts available as investment choices under the policies. We apply the fee to subaccounts that invest in underlying funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify.
Liquidity Rider: This fee is only charged for the first four policy years.
OPTIONAL RIDERS
In some cases, riders to the policy are available that provide optional benefits. There are additional fees (annualized fee charged on a yearly or quarterly basis, depending on the rider) for those riders.
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Optional Guaranteed Lifetime Withdrawal Benefit Riders:
Guaranteed Principal SolutionSM Rider - Total Withdrawal Base: We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (if X-Share is elected, less any premium enhancement if the rider is added in the first policy year).
Retirement Income Max® Rider and Retirement Income Choice® 1.6 Rider - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (if the X-Share is elected, less any premium enhancement if the rider is added in the first policy year). For riders issued prior to May 1, 2014, fee information can be found in the “Appendix - Guaranteed Lifetime Withdrawal Benefit Comparison Table”.
Optional Guaranteed Lifetime Withdrawal Benefit Riders - No Longer Available
Income LinkSM Rider - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (if the X-Share is elected, less any premium enhancement if the rider is added in the first policy year).
Total Portfolio Annual Operating Expenses:
The fee table information relating to the underlying fund portfolios was provided to us by the underlying fund portfolios, their investment advisers or managers, and we have not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table. “Gross” expense figures do not reflect any fee waivers or expense reimbursements. Actual expenses may have been lower than those shown in the Table.
Expense Examples:
The Example does not reflect premium tax charges, special service fees, or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.
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THE ANNUITY
This prospectus describes information you should know before you purchase the MEMBERS® Variable Annuity Series.
An annuity is a contract between you, the owner, and an insurance company (in this case us), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are generally tax deferred. Tax deferral means you are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.
The policy is a “deferred” annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.
The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional premium payments of at least $50 (but not more than the stated maximum total premium payment amount) until the annuity commencement date. You are not required to make any additional premium payments.
The policy is a “variable” annuity because the value of your policy can go up or down based on the performance of your subaccounts. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your subaccounts. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive from the separate account also depends upon the investment performance of your subaccounts for the income phase.
The fixed account may, but is not guaranteed to always, be offered. If the fixed account is offered it will offer interest at a rate(s) that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that we may offer and that you select.
Do not purchase this policy if you plan to use it, or any of its riders, for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme. Your policy is not intended or designed to be traded on any stock exchange or secondary market. By purchasing this policy, you represent and warrant that you are not using the policy, or any of its riders for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme.
PURCHASE
Policy Issue Requirements
We will not issue a policy unless:
•	we receive in good order (See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order) all information needed to issue the policy;
•	we receive in good order (at our Administrative Office) a minimum initial premium (including anticipated premiums from 1035 exchanges on nonqualified policies and transfers or rollovers on qualified policies as indicated on your application or electronic order form) payment; and
•	the annuitant, owner, and any joint owner are age 89 or younger (the limit may be lower for qualified policies).
Please note, certain riders described herein may require a younger age. Please carefully read the applicable rider sections regarding any age limitations.
We reserve the right to reject any application.
Premium Payments
General. You should make checks for premium payments payable to Transamerica Life Insurance Company, as applicable, and send them to the Administrative Office. Your check must be honored in order for us to pay any associated annuity payments and benefits due under the policy.
We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to us, however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or transfer from other financial institutions. Any third party checks not accepted by us will be returned.
We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.
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Initial Premium Requirements. The initial premium payment for nonqualified policies must be at least $5,000 (including anticipated premiums from 1035 exchanges as indicated on your application or electronic order form), and at least $1,000 for qualified policies (including anticipated premiums from transfers or rollovers as indicated on your application or electronic order form). You must obtain our prior approval to purchase a policy with an amount in excess of our maximum premium amount.
Your initial premium payment may not be credited to your policy on the day that you leave your premium payment with your financial intermediary. Your financial intermediary may take up to seven market days to assess whether buying this policy is suitable for you. Your financial intermediary may send us your initial premium payment while they complete this assessment. Your financial intermediary must also ensure that we have all the information needed for us to process your policy. We will not begin to process your policy during this period.
We will first begin our review only once we receive both your initial premium payment and your application (or an electronic order form). We will credit your initial premium payment to your policy within two market days after the market day that we receive your initial premium payment, your application (or order form) and once we determine that your policy information is both complete and in good order. This time period is in addition to the time your financial intermediary may take to complete their part of the process. If we are unable to complete our part of the process within five market days after the market day that we receive your initial premium payment and your application (or electronic order form), then we will notify you or your financial intermediary, if applicable, and explain why we can't process your policy. We will also return your initial premium payment at that time unless you consent to us holding the premium up to 30 days and credit it within two market days after your information is both complete and in good order. If your information is not received in good order within 30 days of your consent to hold the premium, then it will be returned to you.
Neither we nor your financial intermediary are responsible for lost investment opportunities while we each complete our review processes. Any initial premium payments received by us will be held in our general account until credited to your policy. You will not earn interest on your initial premium payment during these review periods.
The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy quarters, policy months and policy anniversaries.
Additional Premium Payments. You are not required to make any additional premium payments. However, you can generally make additional premium payments during the accumulation phase. Additional premium payments must be at least $50. After the first policy year, additional premium payments each policy year cannot, in the aggregate, without our prior approval exceed $25,000 for nonqualified policies and the lesser of (1) the IRS maximum contribution limit or (2) $60,000 for qualified policies. We reserve the right to refuse any additional premium payment in excess of these limits, and if you do not obtain prior approval for premiums in excess of the dollar amounts listed above, the business will be deemed not in good order. We will credit additional premium payments to your policy as of the market day we receive your premium and required information in good order at our Administrative Office. Additional premium payments must be received before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) to get same-day pricing of the additional premium payment.
Maximum Total Premium Payments. For issue ages 0-80, we reserve the right to require prior approval of any cumulative premium payments over $1,000,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. For issue ages over 80, we reserve the right to require prior approval of any cumulative premium payments over $500,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. If you do not obtain prior approval for premium payments in excess of the dollar amounts listed above, the business will be deemed not in good order.
Allocation of Premium Payments. When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation. You could lose the amount you allocate to the variable subaccounts.
If you allocate premium payments to the Dollar Cost Averaging program (if it is available), you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.
You may change allocations for future additional premium payments by sending written instructions to our Administrative Office, or by telephone, or other electronic means acceptable to us, subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions, or any other means acceptable to us. The allocation change will apply to premium payments received on or after the date we receive the change request in good order.
We reserve the right to restrict or refuse any premium payment.
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Policy Value
You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of trading on the New York Stock Exchange on each market day and ends at the close of trading on the next succeeding market day. A market day is each day that the New York Stock Exchange is open for business. The New York Stock Exchange usually closes at 4:00 p.m., Eastern time. Holidays are generally not market days.
Premium Enhancement (X-Share). If you elect the X-Share, an amount equal to the applicable premium enhancement percentage (as set forth below) of the premium payment will be added to the policy value. The amount of the premium enhancement is not considered a premium payment and therefore may not be included in the calculation of certain policy features (such as certain death benefits or living benefits) or in the calculation of fees and charges that are based on premium payments made. The premium enhancement percentage may vary from premium to premium on subsequent premium payments, but will never be less than 0.25% nor more than 7.0%. A confirmation will be sent advising the owner of the amount of premium enhancement applicable to each subsequent premium payment. No premium enhancement will apply if the policy is canceled pursuant to the right to cancel provision.
The premium enhancement percentage is determined by the annuitant's age at the time of each premium payment. The percentage will decrease as the annuitant's attained age increases. The following schedule shows the current premium enhancement percentages:
Annuitant's Age	Premium Enhancement Percentage
0-59	5.5%
60-69	5.0%
70-79	4.0%
80+	2.0%
The current premium enhancement percentages are not guaranteed and, as noted above, may change to as little as 0.25%.
Generally, an annuity with a premium enhancement may have higher expenses than a similar annuity without a premium enhancement. Accordingly, you should always consider the expenses along with the features and enhancements to be sure any annuity meets your financial needs and goals.
There is no specific charge for the premium enhancement. We expect to use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium enhancement.
Once we have received all necessary regulatory approvals (but not before), we may take back or “recapture” the full dollar amount of any premium enhancement upon the occurrence of any of the following events: (1) exercise of the right to cancel option; (2) exercise of the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver within one year from the time we apply the premium enhancement; (3) a death benefit is payable within one year from the time we apply the premium enhancement; or (4) annuitization within one year from the time we apply the premium enhancement. In certain circumstances, you might be worse off because of the premium enhancement. This could happen if we recapture the dollar amount of the premium enhancement and the overall investment performance of your policy was negative (if the overall investment performance of your policy was positive you would be better off). Please note, we will begin recapturing as soon as we receive all necessary approvals and will not provide advance notice.
The Internal Revenue Code generally requires that interests in a qualified policy be non-forfeitable, and it is unclear whether the premium enhancement feature is consistent with those requirements. Consult a tax adviser before purchasing the X-Share as a qualified policy.
The premium enhancement may vary for certain policies and may not be available for all policies.
INVESTMENT OPTIONS
This policy offers you a means of investing in various underlying fund portfolios offered by different investment companies (by investing in the corresponding subaccounts). The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed in the “Appendix - Underlying Fund Portfolios Associated with the Subaccounts.”
The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.
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More detailed information, including an explanation of the portfolios' fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.
Note: If you received a summary prospectus for any of the portfolios listed in “Appendix - Portfolios Associated with the Subaccounts”, please follow the instructions on the first page of the summary prospectus to obtain a copy of the full fund prospectus or its statement of additional information.
Selection of Underlying Fund Portfolios
The underlying fund portfolios offered through this variable annuity are selected by us, and we may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, volatility, hedgeability, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see EXPENSES - Revenue We Receive. We review the portfolios periodically and may remove a portfolio, or limit its availability to new premium payments and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).
We have developed this variable annuity in cooperation with one or more distributors, and may include certain underlying fund portfolios based on their recommendations. Their selection criteria may differ from our selection criteria.
You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered. We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.
In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to you, including each underlying fund portfolio's prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the fund's website provide more current information, including information about any regulatory actions or investigations relating to a fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.
You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.
We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We will not add, delete or substitute any underlying fund portfolio shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.
We reserve the right to limit the number of subaccounts you are invested in at any one time.
If you elect certain optional riders, you will be subject to investment restrictions. In the future, we may change the investment restrictions.
Not all subaccounts may be available for all policies.
Addition, Deletion, or Substitution of Investment Options
We cannot and do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We retain the right, subject to any applicable law, to make certain changes to the separate account and its investment options. We reserve the right to add new portfolios (or portfolio classes) or close existing portfolios (or portfolio classes). We also reserve the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in our judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the SEC. Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.
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New subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by us. Each additional subaccount will purchase shares in an underlying fund portfolio, or other investment vehicle. We may also close or liquidate one or more subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is closed or liquidated, we will notify you and request a reallocation of the amounts invested in the closed or liquidated subaccount. If we do not receive additional instructions, any subsequent premium payments, or transfers (including Dollar Cost Averaging transactions or asset rebalance programs transactions) into a closed subaccount will be re-allocated to the remaining available investment options according to the investment allocation instructions you previously provided. If your previous investment allocation instructions do not include any available investment options, we will require new instructions. If we do not receive new instructions, the requested transaction will be canceled and any premium payment will be returned. Under asset rebalance programs the value remaining in the closed subaccount will be excluded from any future rebalancing. The value of the closed subaccount will continue to fluctuate due to portfolio performance, and may exceed the original rebalance percentages you requested. As you consider your overall investment strategy within your policy, you should also consider whether or not to re-allocate the value remaining in the closed subaccount to another investment option. If you decide to re-allocate the value of the closed subaccount, you will need to provide us with instructions to achieve your goal. Under certain situations involving death benefit adjustments for continued policies, if an investment option is closed to new investment, the amount that would have been allocated thereto will instead be allocated pro-rata to the other current investment options you have value allocated to and which are open to new investment.
In the event of any such substitution or change, we may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, we also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts or (5) add new underlying fund portfolios, or substitute a new underlying fund portfolio for an existing underlying fund portfolio.
The Fixed Account
The fixed account may, but is not guaranteed to always, be available. If available, premium payments allocated and amounts transferred to the fixed account become part of our general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.
While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account when available will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into the money market subaccount or if a money market subaccount is unavailable to a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment option by giving us notice within 30 days before the end of the expiring guaranteed period.
Surrenders, withdrawals, transfers, and amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period are generally subject to an excess interest adjustment. See ACCESS TO YOUR MONEY - Excess Interest Adjustment for more information about when an excess interest adjustment applies. This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.
We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the policy is issued.
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If you select the fixed account, when it is available, your money will be placed with our other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase. The interest credited as well as principal invested in the fixed account is based on our claims-paying ability.
We reserve the right to refuse any premium payment or transfer to the fixed account.
Transfers
During the accumulation phase, you may make transfers to or from any investment option within certain limitations. Transfers out of a guaranteed period option of the fixed account are limited to the following:
•	Transfers at the end of a guaranteed period.
•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because unless otherwise directed transfers are deemed to come from the oldest premium payment first.
•	Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year may be limited to 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer. (Note: This restriction may prolong the period of time it takes to transfer the full amount in the guaranteed period option of the fixed account. You should carefully consider whether investment in the fixed account meets your needs and investment criteria.)
In general, each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received in good order while the New York Stock Exchange is open to get same-day pricing of the transaction. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The number of transfers permitted may be limited and a $10 charge for each transfer in excess of 12 in any policy year may apply. We reserve the right to prohibit transfers to the fixed account.
During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.
Transfers made by telephone, or other electronic means acceptable to us, are subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions.
Market Timing and Disruptive Trading
Statement of Policy. This variable annuity policy was not designed to accommodate market timing or frequent or large transfers among the subaccounts or between the subaccounts and the fixed account. (Both frequent and large transfers may be considered disruptive.)
Market timing and disruptive trading can adversely affect you, other owners, beneficiaries and underlying fund portfolios. The adverse effects may include: (1) dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as (a) impeding a portfolio manager’s ability to seek or sustain an investment objective; (b) causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or (c) causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and (3) increased brokerage and administrative expenses. These costs are borne by all owners invested in those subaccounts, not just those making the transfers.
We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading or have concerns about our inability to detect or prevent any such trading.
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Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.
Deterrence. If we determine you or anyone acting on your behalf is engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.
We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the premium payment or transfer, or series of premium payments or transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more trades or variable insurance products that we believe are connected by owner or persons engaged in trading on behalf of owners.
In addition, transfers for multiple policies invested in the Transamerica Series Trust underlying fund portfolios which are submitted together may be disruptive at certain levels. At the present time, such aggregated transactions likely will not cause disruption if less than one million dollars total is being transferred with respect to any one underlying fund portfolio (a smaller amount may apply to smaller portfolios). Please note that transfers of less than one million dollars may be disruptive in some circumstances and this general amount may change quickly.
For policies with Portfolio Allocation Method, the effect of transfers pursuant thereto may be considered disruptive for certain underlying fund portfolios. As a result, policy owners using Portfolio Allocation Method may have to change their selected underlying fund portfolios.
Please note: If you engage a third party investment adviser for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment adviser in providing these services.
In addition to our internal policies and procedures, we will administer your variable annuity to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.
Under our current policies and procedures, we do not:
•	impose redemption fees on transfers; or
•	expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or
•	provide a certain number of allowable transfers in a given period.
Redemption fees, transfer limits, and other procedures or restrictions imposed by the underlying funds or our competitors may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.
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In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.
Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.
Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.
Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Owners should be aware that we do not monitor transfer requests from owners or persons acting on behalf of owners against, nor do we apply, the frequent trading policies and procedures of the respective underlying fund portfolios that would be affected by the transfers.
Owners should be aware that we are required to provide to an underlying fund portfolio or its payee, promptly upon request, certain information about the trading activity of individual owners, and to restrict or prohibit further purchases or transfers by specific owners or persons acting on their behalf, identified by an underlying fund portfolio as violating the frequent trading policies established for the underlying fund portfolio.
Omnibus Orders. Owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios' ability to apply their respective frequent trading policies and procedures.
We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it may affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.
Investment Restrictions
If you elect certain optional riders, you will be subject to investment restrictions requiring you to invest in certain underlying fund portfolios, known as designated investment options. In the future, we may change the investment restrictions.
One or more of the underlying fund portfolios that may be designated investment options under each optional rider, in part, may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential
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growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. Our requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in underlying fund portfolios with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the riders. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the riders that do not invest in funds that utilize volatility control strategies.
For more information about the underlying fund portfolios and the investment strategies they employ, please refer to the underlying fund portfolios' current prospectuses.
EXPENSES
There are charges and expenses associated with your policy that reduce the return on your investment in the policy. In addition to the following charges, there are optional benefits that if selected, assess additional charges. Please see ADDITIONAL FEATURES for more information.
Surrender Charges
During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for start-up expenses of the policy relating to sales, including commissions to registered representatives and other promotional expenses.
You can surrender up to 10% of your premium payments each policy year free of surrender charges. This amount is referred to as the surrender charge free amount and is determined at the time of surrender. (This amount is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If the surrender is in excess of the surrender charge free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.
For example, assume you selected the B-Share and your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your surrender charge free amount ($10,000), you would pay a surrender charge of $1,600 on the remaining $20,000 [8% of ($30,000 - $10,000)]. Likewise, assume you selected the B-Share and your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $7,200 [8% of ($100,000 - ($100,000 x 10%))].
You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge (and any applicable excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender.
Surrender charges are waived if you surrender money under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.
For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next. Please note, while there is no surrender charge on the withdrawal of earnings, withdrawn earnings do count towards your surrender charge free amount. This means that withdrawing earnings will reduce (possibly to zero) your surrender charge free amount (10% of premium payments) for that policy year.
Keep in mind that surrenders may be taxable and, if made before age 59½, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from taxable earnings first.
We may elect to reduce or eliminate the amount of the surrender charge when the policy is sold under circumstances which reduce our sales or other expenses or when required to by regulation or regulatory authority.
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Liquidity Rider Surrender Charge Schedule. The optional Liquidity Rider (only available with the B-Share) reduces the number of years each premium payment is subject to surrender charges from seven years to four years. The surrender charge schedule is the same as the B-Share during the first four years for each premium payment. There is an extra charge for this rider.
Excess Interest Adjustment
Surrenders, withdrawals, transfers, amounts applied when a death benefit is calculated, and amounts applied to an annuity option from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option. Please see “Appendix - Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical excess interest adjustment calculation. The excess interest adjustment plays a role in calculating the total interest credited to the fixed account.
Mortality and Expense Risk Fees
We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy (including distribution related expenses), and assuming the risk that the current charges will be insufficient in the future to cover costs of selling, distributing and administering the policy.
If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.
Premium Taxes
A deduction is also made for premium taxes, if any, imposed on us by a state, municipality or other government agency. The tax, currently ranging from 0% to 3.50%, is assessed at the time premium payments are made or when annuity payments begin. We pay the premium tax at the time it is imposed. We will, at our discretion, deduct the total amount of premium taxes, if any, from the policy value when such taxes are due to the applicable taxing authority, you begin receiving annuity payments, you surrender the policy or a death benefit is paid.
Federal, State and Local Taxes
We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.
Special Service Fees
We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require us to incur additional processing costs.
Transfer Fee
You are generally allowed to make 12 free transfers per policy year before the annuity commencement date. If you make more than 12 transfers per policy year, we reserve the right to charge for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your free transfers. All transfer requests made at the same time are treated as a single transfer.
Service Charge
We reserve the right to increase the annual service charge up to the maximum. A portion of the service charge may be waived, but is not guaranteed to always be waived. We reserve the right to vary the amount of any waiver and the circumstances in which any waiver or waivers apply.
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Administrative Charges
We deduct a daily administrative charge to cover the costs of supporting and administering the policy (including certain distribution-related expenses). This charge is equal to a percentage of the daily net asset value of each subaccount during both the accumulation phase and the income phase.
Fund Facilitation Fee
We charge a fund facilitation fee in order to make certain subaccounts available as investment options under the policies. We apply the fee to subaccounts that invest in underlying funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify.
Optional Benefits
If you elect to purchase optional benefits, we will deduct an additional fee. For some optional benefits the fee is assessed against the daily net asset value of each subaccount and for others it is deducted from each investment option in proportion to the amount of policy value in each investment option. Please refer to the FEE TABLE AND EXPENSE EXAMPLES for the list of fees for each optional benefit and ADDITIONAL FEATURES for more information.
Portfolio Fees and Expenses
The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest underlying fund portfolio expenses for the previous calendar year are found in FEE TABLE AND EXPENSE EXAMPLES in this prospectus. See the prospectuses for the underlying fund portfolios for more information.
Reduced Fees and Charges
We may, at our discretion, reduce or eliminate certain fees and charges for certain policies (including employer-sponsored savings plans) which may result in decreased costs and expenses.
Revenue We Receive
This prospectus describes generally the payments that we (and/or our affiliates) may directly or indirectly receive from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other support services we (and/or our affiliates) provide and expenses we incur in offering and selling our variable insurance products. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below. While only certain of the types of payments described below may be made in connection with your particular policy, all such payments may nonetheless influence or impact actions we (and/or our affiliates) take, and recommendations we (and our affiliates) make, regarding each of the variable insurance products that we (and our affiliates) offer, including your policy.
We (and/or our affiliates) may receive some or all of the following types of payments:
• Rule 12b-1 Fees. We and/or our affiliate, Transamerica Capital, Inc. (“TCI”) who is the principal underwriter for the policies, indirectly receive 12b-1 fees from certain underlying fund portfolios available as investment options under our variable insurance products. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.35% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.
• Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, subadviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment adviser or subadviser realized on the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.
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The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis.
Incoming Payments to Us and/or TCI
Fund	Maximum Fee % of assets
TRANSAMERICA SERIES TRUST	0.25%
AB VARIABLE PRODUCTS SERIES FUND, INC.	0.45%
AMERICAN FUNDS INSURANCE SERIES® TRUST	0.25%
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND	0.395%
NOTES TO INCOMING PAYMENTS TABLE:
Maximum Fee % of assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We and/or TCI may continue to receive 12b-1 fees and administrative fees on funds invested in subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services provided.
TST: Because TST is managed by TAM, an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us and to provide administrative services to the policyholders who invest in subaccounts that invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is subadvised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are subadvised by non-affiliated entities. During 2014 we received $193,786,739.87 for Transamerica Life Insurance Company and $11,056,449.12 for Transamerica Financial Life Insurance Company in benefits from TAM pursuant to these arrangements. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.
Fidelity ® Variable Insurance Products Fund: We receive this percentage once $100 million in fund shares are held by the subaccounts of ours and our affiliates.
Other Payments. TCI also serves as the wholesale distributor for the policies, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and subadvisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products and/or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or subadviser receives from the advisory fee deducted from underlying fund portfolio assets. Owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and subadvisers of the underlying fund portfolios (or their affiliates):
•	may each directly or indirectly pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and subadvisers with access to TCI's wholesalers at TCI's national and regional sales conferences as well as internal and external meetings and events that are attended by TCI's wholesalers and/or other TCI employees.
•	may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies.
•	may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to assist with their promotional efforts. The amounts may be significant and these arrangements provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.
For the calendar year ended December 31, 2014, TCI and its affiliates received revenue sharing payments that totaled approximately $750,000. The firms that paid revenue to participate in TCI sponsored events included but were not limited to the following: Aegon USA Investment Management • Alliance Bernstein Investments • American Funds • Barrow, Hanley, Mewhinney & Strauss • BlackRock Investment Management, LLC • CBRE Clarion Real Estate Securities • Fidelity Investments • Janus Capital • Jennison Associates • JP Morgan Asset Management • Kayne Anderson Capital • Legg Mason Capital Management • Logan Circle Investment Partners • Morningstar Advisers • Natixis Global Asset Management • Pacific Investment Management Company • PineBridge Investments • Ranger Investments • Systematic Financial Management • Thompson Siegel & Walmsley, LLC • Vanguard • Wellington Management Company.
Please note some of the aforementioned managers and/or subadvisers may not be associated with underlying fund portfolios currently available in this product.
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Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the subadvisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.
For further details about the compensation payments we make in connection with the sale of the policies, see OTHER INFORMATION - Distribution of the Policies in this prospectus.
ACCESS TO YOUR MONEY
During the accumulation phase, you can have access to the money in your policy in the following ways:
•	by making a surrender (either a full or partial surrender); or
•	by taking systematic payouts (See ADDITIONAL FEATURES - Systematic Payout Option for more details).
Surrenders
During the accumulation phase, if you take a full surrender you will receive your cash value. If you want to take a partial surrender, in most cases it must be for at least $500 . Unless you tell us otherwise, we will take the surrender from each of the investment options in proportion to the policy value. Surrenders may be referred to as withdrawals on your policy statement and other documents.
You may elect to take up to the surrender charge free amount each policy year without incurring a surrender charge. Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See DEATH BENEFIT, for more details. A partial surrender also may have a negative impact on certain other benefits and guarantees of your policy. See ADDITIONAL FEATURES, for more details.
Surrenders in excess of the surrender charge free amount may be subject to a surrender charge. Surrenders from the fixed account may be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.
Surrenders from qualified policies may be restricted or prohibited.
During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial.
Delay of Payment and Transfers
Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive in good order all required information at our Administrative Office. We may defer such payment from the separate account if:
•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
•	the SEC permits a delay for the protection of owners.
Transfers of amounts from the subaccounts also may be deferred under these circumstances. In addition, if, pursuant to SEC rules, the Transamerica Aegon Money Market VP portfolio (or any money market portfolio offered under this policy) suspends payment of redemption proceeds in connection with a liquidation of the portfolio, then we may delay payment of any transfer, surrender (either full or partial), loan, or death benefit from the TA Aegon Money Market subaccount until the portfolio is liquidated.
Any payment or transfer request which is not in good order will cause a delay. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” an owner's account. If these laws apply in a particular situation, we would not be allowed to pay any request for surrenders (either full or partial), or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.
Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.
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Excess Interest Adjustment
Surrenders, withdrawals, transfers, and amounts applied to an annuity option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. If, at the time of such transactions the guaranteed interest rate set by us for the applicable period has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value (but not below the excess interest adjustment floor described in “Appendix - Excess Interest Adjustment Examples”). However, if the guaranteed interest rate for the applicable period has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value upon surrender or transfer. Please see “Appendix - Excess Interest Adjustment Examples” to see how the excess interest adjustment is calculated and illustrative examples using hypothetical values.
Any amount surrendered in excess of the cumulative interest credited for that guaranteed period option is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.
The formula that will be used to determine the excess interest adjustment is:
S* (G-C)* (M/12)
S	=	Is the amount (before surrender charges, premium taxes and the application of any Guaranteed Minimum Death Benefits, if any) being surrendered, withdrawn, transferred, paid upon death, or applied to an income option that is subject to the excess interest adjustment;
G	=	Is the guaranteed interest rate for the guaranteed period applicable to “S”;
C	=	Is the current guaranteed interest rate then being offered on new premium payments for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month; and
M	=	Number of months remaining in the current option period for “S”, rounded up to the next higher whole number of months.
*	=	multiplication
Please see “Appendix - Excess Interest Adjustment Examples” for more detailed information concerning the excess interest adjustment calculation.
There will be no excess interest adjustment on any of the following:
•	withdrawals of cumulative interest credited for that guaranteed period option;
•	Nursing Care and Terminal Condition Waiver surrenders;
•	Unemployment Waiver surrenders;
•	transfers from a Dollar Cost Averaging fixed source;
•	withdrawals to satisfy any minimum distribution requirements; and
•	systematic withdrawals, which do not exceed cumulative interest credited at the time of payment.
Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.
The excess interest adjustment may vary for certain policies and may not be applicable for all policies.
Signature Guarantee
As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:
•	Any surrenders over $250,000;
•	Certain surrenders on or within 15 days of an address change;
•	Any surrender request made on or within 15 days of an ownership change;
•	Any surrender when we have been directed to send proceeds to a different personal address from the address of record for that owner. PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity for another with the same owner in a “tax-free exchange”;
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•	Any surrender when we do not have an originating or guaranteed signature on file;
•	Any other transaction we require.
We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800)525-6205.
You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.
ANNUITY PAYMENTS (THE INCOME PHASE)
Upon the annuity commencement date, which is the date your policy is annuitized and annuity payments begin, your annuity switches from the accumulation phase to the income phase. You can generally change the annuity commencement date by giving us 30 days notice with the new date or age. Unless required by state law this date cannot be earlier than the third policy anniversary. The latest annuity commencement date generally cannot be later than the last day of the month following the month in which the annuitant attains age 99 (earlier if required by state law).
Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse is eligible to and elects to continue the policy). If the annuitant dies after the annuity commencement date, no death benefit is payable and the amount payable will depend on the annuity income option.
Your policy may not be “partially” annuitized, i.e., you may not apply a portion of your policy value to an annuity option while keeping the remainder of your policy in force.
Unless you specify otherwise, the owner will receive the annuity payments. After the annuitant's death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.
Annuity Payment Options
The policy provides several annuity payment options (also known as income options) that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if annuity payments would be less than the amount specified in your policy.) We may require proof of life before making annuity payments.
In deciding on which annuity payment option to elect, you must decide if fixed or variable payments are better for you. If you choose to receive fixed annuity payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable annuity payments. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable annuity payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 3% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease.
You must also decide if you want your annuity payments to be guaranteed for the annuitant's lifetime, a period certain, or a combination thereof. Generally, annuity payments will be lower if you combine a period certain, guaranteed amount, or liquidity with a lifetime guarantee (e.g., Life Income with 10 years Certain and Life with Guaranteed Return of Policy proceeds). Likewise, annuity payments will also generally be lower the longer the period certain (because you are guaranteed payments for a longer time).
A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.
The annuity payment options currently available are explained below. Some options are fixed only.
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Income for a Specified Period of at least 10 years (fixed only). We will make level annuity payments only for a fixed period of at least 10 years. No funds will remain at the end of the period. If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.
Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level annuity payments followed by a smaller final annuity payment. If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.
Life Income. You may choose between:
•	No Period Certain (fixed or variable) - Payments will be made only during the annuitant's lifetime. The last annuity payment will be the payment immediately before the annuitant's death.
•	10 Years Certain (fixed or variable) - Payments will be made for the longer of the annuitant's lifetime or ten years.
•	Guaranteed Return of Policy Proceeds (fixed only) - Payments will be made for the longer of the annuitant's lifetime or until the total dollar amount of annuity payments we made to you equals the annuitized amount (i.e., the adjusted policy value).
Joint and Survivor Annuity. You may choose:
•	No Period Certain (fixed or variable) - Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Annuity payments will be made as long as either person is living.
•	10 Year Certain (fixed only) - Payments will be made for the longer of the lifetime of the annuitant and joint annuitant or ten years.
Other annuity payment options may be arranged by agreement with us. Some annuity payment options may not be available for all policies, all ages or we may limit certain annuity payment options to ensure they comply with the applicable tax law provisions.
NOTE CAREFULLY
IF:
•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and
•	the annuitant dies (or both joint annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;
THEN:
•	we may make only one (two, three, etc.) annuity payments.
IF:
•	you choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
•	the person receiving annuity payments dies prior to the end of the guaranteed period;
THEN:
•	the remaining guaranteed annuity payments will be continued to a new payee, or their present value may be paid in a single sum.
We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving annuity payments is responsible for keeping us informed of his/her current address.
You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels) or a later date if agreed to by us. If you do not elect an annuity payment option, the default option will be Life with 10 Years Certain (subject to certain exceptions for qualified policies). If any portion of the default annuitization is a variable payout option, then annuity units will be purchased proportionally based off your available current investment allocations. Please note, all benefits (including guaranteed minimum death benefits and living benefits) terminate upon annuitization. The only benefits that remain include the guarantees provided under the terms of the annuity option.
DEATH BENEFIT
We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option (if you pick a variable annuity payment
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option fees and expenses will apply), or may choose to receive the death benefit via partial withdrawals, or lump sum withdrawal. The guarantees of these death benefits are based on our claims-paying ability. No death benefit will be payable upon or after the annuity commencement date. Please note that there is a mandatory annuity commencement date.
We will determine the amount of and process the death benefit proceeds, if any are payable on a policy, upon receipt at our Administrative Office of satisfactory proof of the annuitant's death, directions regarding how to process the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). For policies with multiple beneficiaries, we will process when the first beneficiary provides us with due proof of their share of the death proceeds. We will not pay any remaining beneficiary their share until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk until they submit due proof of death. Please note, we may be required to remit the death benefit proceeds to a state prior to receiving “due proof of death.” See OTHER INFORMATION - Abandoned or Unclaimed Property.
Please Note: Such due proof of death must be received in good order to avoid a delay in processing the death benefit claim. Due proof requires selecting a payment option. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The death benefit proceeds remain invested in the separate account in accordance with the allocations made by the policy owner until the beneficiary has provided us with due proof of death. Once we receive due proof of death, investments in the separate account may be reallocated in accordance with the beneficiary's instructions.
We may permit the beneficiary to give a “one-time” written instruction to reallocate the policy value in the separate account to the money market subaccount after the death of the annuitant. If there is more than one beneficiary, all beneficiaries must agree to the reallocation instructions. This one-time reallocation will be permitted if the beneficiary provides satisfactory evidence of the annuitant's death (satisfactory evidence may include a certified death certificate).
When We Pay A Death Benefit
We will pay a death benefit IF:
•	you are both the annuitant and sole owner of the policy; and
•	you die before the annuity commencement date.
We will pay a death benefit to you (owner) IF:
•	you are not the annuitant; and
•	the annuitant dies before the annuity commencement date.
If the sole beneficiary receiving the death benefit is the surviving spouse of the owner, then he or she may elect, if eligible, to continue the policy as the new annuitant and owner, instead of receiving the death benefit. See DEATH BENEFIT - Spousal Continuation. All currently existing surrender charges will be waived.
When We Do Not Pay A Death Benefit
We will not pay a death benefit IF:
•	you are the owner but not the annuitant; and
•	you die prior to the annuity commencement date.
Please note: Distribution requirements apply upon the death of any owner. Generally, upon the owner's death (who is not the annuitant) the entire interest must be distributed within five years. See TAX INFORMATION for a more detailed discussion of the distribution requirements under the Code.
Deaths After the Annuity Commencement Date
The amount payable, if any, on or after the annuity commencement date depends on the annuity income option.
IF:
•	you are not the annuitant; and
•	you die on or after the annuity commencement date; and
•	the entire guaranteed interest in the policy has not been paid;
THEN:
•	the remaining portion of such guaranteed interest in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.
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IF:
•	you are the owner and annuitant; and
•	you die after the annuity commencement date; and
•	the annuity payment option you selected did not have or no longer has a guaranteed period;
THEN:
•	no additional payments will be made.
Succession of Ownership
If an owner (who is not the annuitant) dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:
•	any surviving owner;
•	primary beneficiary;
•	contingent beneficiary; or
•	owner's estate.
Spousal Continuation
If the sole primary beneficiary is the spouse, upon the owner's or the annuitant's death, the beneficiary may elect to continue the policy in his or her own name. Upon the annuitant's death if such election is made, the policy value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the annuitant. Any excess of the death benefit amount over the policy value will be allocated to each applicable investment option in the ratio that the policy value in the investment option bears to the total policy value. The terms and conditions of the policy that applied prior to the annuitant's death will continue to apply, with certain exceptions described in the policy. For purposes of the death benefit on the continued policy, the death benefit is calculated in the same manner as it was prior to continuation on the date the spouse continues the policy. See TAX INFORMATION - Same Sex Relationships for more information concerning spousal continuation involving same sex spouses.
For these purposes, if the sole primary beneficiary of the policy is a revocable grantor trust and the spouse of the owner/annuitant is the sole grantor, trustee, and beneficiary of the trust and the trust is using the spouse of the owner/annuitant's social security number at the time of claim, she or he shall be treated as the owner/annuitant's spouse. In those circumstances, the owner/annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
For these purposes, if the owner is an individual retirement account within the meaning of IRC sections 408 or 408A and if the annuitant's spouse is the sole primary beneficiary of the annuitant's interest in such account, the annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
Amount of Death Benefit
Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum, partial withdrawals or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, you choose when you buy the policy. The “base policy” death benefit will generally be the greatest of:
•	the policy value on the date we receive the required information in good order at our Administrative Office;
•	the cash value on the date we receive in good order the required information at our Administrative Office (this will be more than the policy value if there is a positive excess interest adjustment that exceeds the surrender charge);
•	minimum required cash value; and
•	the guaranteed minimum death benefit (if one was elected) on the date of death; plus premium payments, minus withdrawals, from the date of death to the date the death benefit is paid less any recaptured premium enhancement. Please see “Appendix - Death Benefit” for illustrative examples regarding death benefit calculations.
Please note: The death benefit terminates upon annuitization and there is a maximum annuity commencement date.
Guaranteed Minimum Death Benefit
The guaranteed minimum death benefit terminates upon annuitization and there is a mandatory annuity commencement date. On the policy application, you may generally choose a guaranteed minimum death benefit (age limitations may apply) for an additional fee. After the policy is issued, you cannot make an election and the death benefit cannot be changed.
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Annual Step-Up Death Benefit
Under this option, on each policy anniversary prior to your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. This “step-up” death benefit is equal to:
•	the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitant's date of death or the annuitant's 81st birthday; plus
•	any premium payments since the date of any policy anniversary with the largest policy value; minus
•	any adjusted partial surrenders (please see “Appendix - Death Benefit”) since the date of the policy anniversary with the largest policy value to the date of death; minus
•	withdrawals from the date of death to the date the death benefit is paid.
The Annual Step-Up Death Benefit is not available if you or the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit. See FEE TABLE AND EXPENSE EXAMPLES.
Designated Investment Options. If you elected the Annual Step-Up Death Benefit, you must allocate 100% of your policy value to one or more of the designated investment options approved for the Annual Step-Up Death Benefit. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Please note:
•	All policy value must be allocated to one or more designated investment options or your death benefit will terminate.
•	You may transfer amounts among the designated investment options; however, you cannot transfer any amount to any other subaccount if you elect this death benefit.
Return of Premium Death Benefit
The Return of Premium Death Benefit is equal to:
•	total premium payments; minus
•	any adjusted partial surrenders (please see “Appendix - Death Benefit”) as of the date of death; minus
•	withdrawals from the date of death to the date the death benefit is paid.
This benefit is not available if you or the annuitant is 86 or older on the policy date. There is an extra charge for this death benefit. See FEE TABLE AND EXPENSE EXAMPLES.
Designated Investment Options. If you elected the Return of Premium Death Benefit, you must allocate 100% of your policy value to one or more of the designated investment options approved for the Return of Premium Death Benefit. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Please note:
•	All policy value must be allocated to one or more designated investment options or your death benefit will terminate.
•	You may transfer amounts among the designated investment options; however, you cannot transfer any amount to any other subaccount if you elect this death benefit.
Please note: You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.
The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering a guaranteed minimum death benefit at any time.
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Adjusted Partial Surrender
When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments.
The formula used to calculate the adjusted partial surrender amount is: adjusted partial surrender = (amount of the gross partial surrender * value of the current death proceeds immediately prior to the gross partial surrender ) / policy value immediately prior to the gross surrender.
We have included a detailed explanation of this adjustment with examples in the “Appendix - Death Benefit.” This is referred to as “adjusted partial surrender” in your policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial surrender.
TAX INFORMATION
NOTE: We have prepared the following information on federal taxes as a general discussion of the subject. It is not intended as tax advice to any taxpayer. The federal tax consequences discussed herein reflects our understanding of current law, and the law may change. No representation is made regarding the likelihood of continuation of the present federal tax law or of the current interpretations by the Internal Revenue Service. The discussion briefly references federal estate, gift and generation-skipping transfer taxes, but principally discusses federal income taxes. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the policy. You should consult your own tax adviser about your own circumstances.
Introduction
Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code (the “Code”) for annuities. Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until withdrawn. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes. Thus, the owner must generally include in income any increase in the policy value over the investment in the policy during each taxable year.
There are different rules as to how you will be taxed depending on how you take the money out and the type of policy-qualified or nonqualified.
If you purchase the policy as an individual retirement annuity or as a part of a 403(b) plan, 457 plan, a pension plan, a profit sharing plan (including a 401(k) plan), or certain other employer sponsored retirement programs, your policy is referred to as a qualified policy. There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate. To the extent there is a conflict between a plan's provisions and a policy's provisions, the plan's provisions will control.
If you purchase the policy other than as part of any arrangement described in the preceding paragraph, the policy is referred to as a nonqualified policy.
You will generally not be taxed on increases in the value of your policy, whether qualified or nonqualified, until a distribution occurs (e.g., as a surrender, withdrawal, or as annuity payments). However, you may be subject to current taxation if you assign or pledge or enter into an agreement to assign or pledge any portion of the policy. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. All amounts received from the policy that are includible in income are taxed at ordinary income rates; no amounts received from the policy are taxable at the lower rates applicable to capital gains.
The Internal Revenue Service (“IRS”) has not reviewed the policy for qualification as an IRA annuity, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.
The value of living and death benefit options and riders elected may need to be taken into account in calculating minimum required distributions from a qualified plan/or policy.
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We may occasionally enter into settlements with owners and beneficiaries to resolve issues relating to the policy. Such settlements will be reported on the applicable tax form (e.g., Form 1099) provided to the taxpayer and the taxing authorities.
Taxation of Us
We are at present taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as a part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account. We may benefit from any dividends received or foreign tax credits attributable to taxes paid by certain underlying fund portfolios to foreign jurisdictions to the extent permitted under federal tax law.
Tax Status of a Nonqualified Policy
Diversification Requirements. In order for a nonqualified variable policy which is based on a segregated asset account to qualify as an annuity policy under Section 817(h) of the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations apply a diversification requirement to each of the subaccounts. Each separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations but we do not have control over the underlying fund portfolio companies. The owners bear the risk that the entire contract could be disqualified as an annuity policy under the Code due to the failure of a subaccount to be deemed to be “adequately diversified.”
Owner Control. In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. In Revenue Ruling 2003-91, the IRS stated that whether the owner of a variable policy is to be treated as the owner of the assets held by the insurance company under the policy will depend on all of the facts and circumstances.
Revenue Ruling 2003-91 also gave an example of circumstances under which the owner of a variable policy would not possess sufficient control over the assets underlying the policy to be treated as the owner of those assets for federal income tax purposes. To the extent the circumstances relating to the issuance and ownership of a policy vary from those described in Revenue Ruling 2003-91, owners bear the risk that they will be treated as the owner of Separate Account assets and taxed accordingly.
We believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets. Concerned owners should consult their own tax advisers regarding the tax matter discussed above.
Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity starting date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the annuity starting date, the entire interest in the policy must generally be distributed (1) within 5 years after such owner's date of death or (2) be used to provide payments to a designated beneficiary for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. The designated beneficiary must be an individual and payments must begin within one year of such owner’s death. However, if upon such owner's death the owner's surviving spouse is the sole beneficiary of the policy, then the policy may be continued with the surviving spouse as the new owner. If any owner is a non-natural person (except in the case of certain grantor trusts), then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner.
In certain instances a designated beneficiary may be permitted to elect a “stretch” withdrawal option as a means of disbursing death proceeds from a nonqualified annuity. The only method we use for making distribution payments from a nonqualified “stretch” withdrawal option is the required minimum distribution method as set forth in Revenue Ruling 2002-62. The applicable payments are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1.
The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.
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Taxation of Nonqualified Annuities
The following discussion assumes the policy qualifies as an annuity policy for federal income tax purposes.
In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value as collateral for a loan generally will be treated as a distribution of such portion. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. The taxable portion of a distribution is taxable as ordinary income.
Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these rules with a competent tax adviser. A policy owned by a trust using the grantor's social security number as its taxpayer identification number will be treated as owned by the grantor (natural person) for the purposes of our application of Section 72 of the Code. Consult a tax adviser for more information on how this may impact your policy.
Different Individual Owner and Annuitant
If the owner and annuitant on the policy are different individuals, there may be negative tax consequences to the owner and/or beneficiaries under the policy if the annuitant predeceases the owner including, but not limited, to the assessment of penalty tax and the loss of certain death benefit distribution options. You may wish to consult your legal counsel or tax adviser if you are considering designating a different individual as the annuitant on your policy to determine the potential tax ramifications of such a designation.
Annuity Starting Date
This section makes reference to the annuity starting date as defined in Section 72 of the Code and the applicable regulations. Generally, the definition of annuity starting date will correspond with the definition of annuity commencement date used in your policy and the dates will be the same. However, in certain circumstances, your annuity starting date and annuity commencement date will not be the same date. If there is a conflict between the definitions, we will interpret and apply the definitions in order to ensure your policy maintains its status as an annuity policy for federal income tax purposes. You may wish to consult a tax adviser for more information on when this issue may arise.
It is possible that at certain advanced ages a policy might no longer be treated as an annuity contract if the policy has not been annuitized before that age or have other tax consequences. You should consult with a tax adviser about the tax consequences in such circumstances.
Taxation of Annuity Payments
Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.
In general, the excludable portion of each annuity payment you receive will be determined as follows:
•	Fixed payments-by dividing the “investment in the policy” on the annuity starting date by the total expected return under the policy (determined under Treasury regulations) for the term of the payments. This is the percentage of each annuity payment that is excludable.
•	Variable payments-by dividing the “investment in the policy” on the annuity starting date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.
The remainder of each annuity payment is includable in gross income. Once the “investment in the policy” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income. The “investment in the policy” is generally equal to the premiums you pay for the policy, reduced by any amounts you have previously received from the policy that are excludible from gross income.
If you select more than one annuity payment option, special rules govern the allocation of the policy's entire “investment in the policy” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.
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If, after the annuity starting date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the policy” as of the annuity starting date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction on your tax return.
Taxation of Surrenders and Partial Withdrawals - Nonqualified Policies
When you surrender your policy, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the policy”. The “investment in the policy” is generally equal to the premiums you pay for the policy, reduced by any amounts you have previously received from the policy that are excludible from gross income. Partial withdrawals are generally treated first as taxable income to the extent of the excess in the policy value over the “investment in the policy.” Distributions made under the systematic payout option are treated for tax purposes as partial withdrawal, not annuity payments. In general, loans, pledges, and collateral assignments as security for a loan are taxed in the same manner as partial withdrawals and surrenders. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. All taxable amounts received under a policy are subject to tax at ordinary rather than capital gain tax rates.
If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your policy value immediately before a policy withdrawal (or transaction taxed like a withdrawal) may have to be increased by any positive excess interest adjustments that result from the transaction. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax adviser.
The Code also provides that amounts received from the policy that are includible in gross income (including the taxable portion of some annuity payments) may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrender withdrawals and other amounts will be exempt from the penalty tax. Amounts received that are not subject to the penalty tax include, among others, any amounts: (1) paid on or after the taxpayer reaches age 59½; (2) paid after an owner (or where the owner is a non-natural person, an annuitant) dies; (3) paid if the taxpayer becomes disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) over the life of the taxpayer or the joint life of the taxpayer and the taxpayer's designated beneficiary; (5) paid under an immediate annuity; or (6) which come from premium payments made prior to August 14, 1982. Regarding the disability exception, because we cannot verify that the owner is disabled, we will report such withdrawals to the IRS as early withdrawals with no known exception from the penalty tax.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You may wish to consult a tax adviser for more information regarding the imposition of penalty tax.
Guaranteed Lifetime Withdrawal Benefits
For policies with a guaranteed lifetime withdrawal benefit or a guaranteed maximum accumulation benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. It is possible that the withdrawal base (with respect to the guaranteed lifetime withdrawal benefits) and the guaranteed future value (with respect to the guaranteed maximum accumulation benefit) could be taken into account to determine the policy value that is used to calculate the amount of the distribution that would be included in income. The proper treatment of the Income Enhancement Option under a guaranteed lifetime withdrawal benefit is unclear. It is possible that the IRS could determine that the benefit provides some form of long term care insurance. In that event, (1) you could be treated as in receipt of some amount of income attributable to the value of the benefit even though you have not received a payment from your policy, and (2) the amount of income attributable to guaranteed lifetime withdrawal payments could be affected. In view of this uncertainty, you should consult a tax adviser with any questions.
Aggregation
All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner (policyholder) during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distribution (other than annuity payments) occurs. If you are considering purchasing multiple policies from us (or our affiliates) during the same calendar year, you may wish to consult with your tax adviser regarding how aggregation will apply to your policies.
Tax-Free Exchanges of Nonqualified Policies
We may issue the nonqualified policy in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the policy immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional premium payment made as part of
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the exchange. Your policy value immediately after the exchange may exceed your investment in the policy. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the policy (e.g., as a partial withdrawal, surrender, annuity income payment or death benefit).
If you exchange part of an existing contract for the policy, and within 180 days of the exchange you received a payment other than certain annuity payments (e.g., you make a partial withdrawal) from either contract, the exchange may not be treated as a tax free exchange. Rather, some or all of the amount exchanged into the policy could be includible in your income and subject to a 10% penalty tax.
You should consult your tax adviser in connection with an exchange of all or part of an annuity contract for the policy, especially if you may make a withdrawal from either contract within 180 days after the exchange.
Medicare Tax
Distributions from nonqualified annuity policies are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts. We are required to report distributions made from nonqualified annuity policies as being potentially subject to this tax. While distributions from qualified policies are not subject to the tax, such distributions may be includable in income for purposes of determining whether certain Medicare Tax thresholds have been met. As such, distributions from your qualified policy could cause your other investment income to be subject to the tax. Please consult a tax adviser for more information.
Same Sex Relationships
Section 3 of the Federal Defense of Marriage Act was ruled unconstitutional by the U.S. Supreme Court. The Internal Revenue Service adopted a rule in response thereto recognizing the marriage of same sex individuals validly entered into in a jurisdiction that authorizes same sex marriages, even if the individuals are domiciled in a jurisdiction that does not recognize the marriage. The Internal Revenue Service also ruled that the term “spouse” does not include an individual who has entered into a registered domestic partnership, civil union, or other similar relationship that is not denominated as a marriage under the laws of that jurisdiction. We intend to administer the policy consistent with these rulings until further guidance is provided. Therefore, exercise of the spousal continuation provisions of this policy or any riders by persons who do not meet the definition of “spouse” under federal law – e.g., domestic and civil union partners – may have adverse tax consequences and/or may not be permissible.
Please note the jurisdiction where you are domiciled may not recognize same sex marriage which may limit your ability to take advantage of certain benefits provided to spouses under the policy. There are several unanswered questions regarding the scope and impact of the Supreme Court’s decision and the subsequent guidance provided by the Internal Revenue Service. Please consult a tax adviser for more information on this subject.
Taxation of Death Benefit Proceeds
Amounts may be distributed from the policy because of your death or the death of the annuitant. Generally, such amounts should be includable in the income of the recipient: (1) if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; (2) if distributed via partial withdrawals, these amounts are taxed in the same manner as partial surrenders; or (3) if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.
Transfers, Assignments or Exchanges of Policies
A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the exchange of a policy and certain other transactions, or a change of annuitant other than the owner, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transaction or designation should contact a competent tax adviser with respect to the potential tax effects.
Charges
It is possible that the IRS may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the IRS may treat fees associated with certain optional benefits as a taxable partial withdrawal, which might also be subject to a tax penalty if the partial withdrawal occurs prior to age 59½. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable partial withdrawal, the tax rules associated with these benefits are unclear, and we advise that you consult your tax adviser prior to selecting any optional benefit under the policy.
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Federal Estate, Gift and Generation-Skipping Transfer Taxes
Beginning in 2013, the federal estate tax, gift tax and generation-skipping transfer (“GST”) tax exemptions and maximum rates are $5,000,000 indexed for inflation and 40% respectively.
The uncertainty as to how the current law might be modified in the future underscores the importance of seeking guidance from a competent adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.
Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the policy in detail, a purchaser should keep in mind that the value of an annuity policy owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity policy, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.
Qualified Policies
The qualified policy is designed for use with several types of tax-qualified retirement plans which are briefly described below. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59½ (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. The distribution rules under Section 72(s) of the Code do not apply to annuities provided under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code, but other similar rules may. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, employers, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.
Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code for the year, except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders according to the requirements in the IRS regulations (minimum required distributions) must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70½; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the individual retirement annuity (other than nondeductible contributions) generally are taxed only when distributed from the annuity. Distributions prior to age 59½ (unless certain exceptions apply) are subject to a 10% penalty tax.
SIMPLE and SEP IRAs are types of IRAs that allow employers to contribute to IRAs on behalf of their employees. SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions. Subject to certain exceptions, distributions prior to age 59½ are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee's participation in the plan. SEP IRAs permit employers to make contributions to IRAs on behalf of their employees, up to a specified dollar amount for the year and subject to certain eligibility requirements as provided by Section 408(k) of the Code. Distributions from SEP IRAs are subject to the same rules that apply to IRA distributions and are taxed as ordinary income.
The IRS has not reviewed this policy for qualification as a traditional IRA, SIMPLE IRA or SEP IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
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Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA, a traditional IRA or other allowed qualified plan. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. The ability to make cash contributions to Roth IRAs is available to individuals with earned income and whose modified adjusted gross income is under a specified dollar amount for the year. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is an amount specified in the Code for the year. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after one of the following: attaining age 59½, to pay for qualified first time home buyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Please note that specific tax ordering rules apply to Roth IRA distributions. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, minimum required distributions at death are generally the same as for traditional IRAs.
The IRS has not reviewed this policy for qualification as a ROTH IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are generally excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to Federal Insurance Contributions Act (FICA or Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989, unless certain events have occurred. Specifically distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59½, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed lifetime withdrawal benefit prior to age 59½. For policies issued after 2008, amounts attributable to non-elective contributions may be subject to distribution restrictions specified in the employer's section 403(b) plan. Employers using the policy in connection with Section 403(b) plans may wish to consult with their tax adviser.
Pursuant to tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request from a 403(b) policy comply with applicable tax requirements before we process your request. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) policies or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.
Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties.
Deferred Compensation Plans. Section 457(b) of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans established and maintained by state and local governments (and their agencies and instrumentalities) and tax exempt organizations. Under such plans a participant may be able to specify the form of investment in which his or her participation will be made. For non-governmental Section 457(b) plans, all such investments, however, are typically owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457(b) plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable in the year paid (or in the year paid or made available in the case of a non-governmental 457(b) plan). Distributions from non-governmental 457(b) plans are subject to federal income tax withholding as wages, distributions from governmental 457(b) plans are subject to withholding as “eligible rollover distributions” as described in the section entitled “Withholding.” below. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties. Deferred compensation plans of governments and tax-exempt entities that do not meet the requirements of Section 457(b) are taxed under Section 457(f), which means compensation deferred under the plan is included in gross income in the first year in which the compensation is not subject to substantial risk of forfeiture.
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Ineligible Owners-Qualified
We currently will not issue new policies to/or for the following plans: 403(a), 403(b), 412(i)/412(e)(3), 419, 457 (we will in certain limited circumstances accept 457(f) plans), employee stock ownership plans, Keogh/H.R.-10 plans and any other types of plans at our sole discretion.
Taxation of Surrenders and Partial Withdrawals - Qualified Policies
In the case of a withdrawal under a qualified policy (other than from a deferred compensation plan under Section 457 of the Code), a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the policy” to your total account balance or accrued benefit under the retirement plan. Your “investment in the policy” generally equals the amount of any non-deductible premium payments made by you or on your behalf. If you do not have any non-deductible premium payments, your investment in the contract will be treated as zero.
In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59½, unless you meet one of the exceptions to this rule which are similar to the penalty exceptions for distributions from nonqualified policies discussed above. However, the exceptions applicable for qualified policies differ from those provided to nonqualified policies. You may wish to consult a tax adviser for more information regarding the application of these exceptions to your circumstances. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy.
Qualified Plan Required Distributions
For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70½ or (ii) retires, and must be made in a specified form or manner. If a participant is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA which is not subject to the lifetime required minimum distribution rules), distributions generally must begin no later than April 1 of the year following the calendar year in which the owner (or plan participant) reaches age 70½. The actuarial present value of death and/or living benefit options and riders elected may need to be taken into account in calculating minimum required distributions. Consult a competent tax adviser before purchasing an optional living or death benefit.
Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules. We do not attempt to provide more than general information about the use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.
The Code generally requires that interest in a qualified policy be non-forfeitable. If your policy contains a bonus rider with a recapture, forfeiture, or “vesting” feature, it may not be consistent with those requirements. Consult a tax adviser before purchasing a bonus rider as part of a qualified policy.
You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.
Optional Living Benefits
For policies with a guaranteed lifetime withdrawal benefit or a guaranteed maximum accumulation benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may impact the value of these optional benefits. Additionally, the actions of the qualified plan as contract holder may cause the qualified plan participant to lose the benefit of the guaranteed lifetime withdrawal benefit. In view of this uncertainty, you should consult a tax adviser before purchasing this policy as a qualified policy.
Withholding
The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The amount of withholding varies according to the type of distribution. The withholding rates applicable to the taxable portion of periodic payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. A 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax
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withholding of 20%. An eligible rollover distribution is any distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee's spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or 403(b) tax-sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.
Annuity Purchases by Residents of Puerto Rico
The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity policies issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Annuity Policies Purchased by Non-resident Aliens and Foreign Corporations
The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.
Foreign Account Tax Compliance Act (“FATCA”)
If the payee of a distribution from the policy is a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Code as amended by the Foreign Account tax Compliance Act (“FATCA”), the distribution could be subject to U.S. federal withholding tax on the taxable amount of the distribution at a 30% rate irrespective of the status of any beneficial owner of the policy or the distribution. The rules relating to FATCA are complex, and a tax adviser should be consulted if an FFI or NFFE is or may be designated as a payee with respect to the policy.
Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.
We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive.
ADDITIONAL FEATURES
Systematic Payout Option
You can select at any time during the accumulation phase to receive regular withdrawals from your policy by using the systematic payout option. Any systematic withdrawal in excess of the cumulative interest credited from the guaranteed period options at the time of the withdrawal may be subject to an excess interest adjustment. Any systematic withdrawal in excess of your remaining surrender charge free amount may be subject to a surrender charge. Any systematic withdrawal in excess of the remaining rider withdrawal amount could affect your rider values (if elected). Systematic withdrawals can be made monthly, quarterly, semi-annually, or annually. Each withdrawal must be at least $50. Monthly and quarterly systematic withdrawals must generally be made by electronic funds transfer directly to your checking or savings account. There is no charge for this benefit.
Keep in mind that withdrawals under the systematic payout option may be taxable, and if made before age 59½, may be subject to a 10% federal penalty tax.
Liquidity Rider
The optional Liquidity Rider (only available with the B-Share) reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.
Surrender Charge Schedule. The Liquidity Rider reduces the number of years each premium payment is subject to surrender charges from seven years to four years. The surrender charge will remain unchanged from that of the B-Share for the first four years.
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Rider Fee. There is an additional charge for this rider which is a percentage of the daily net asset value in the separate account which is deducted in calculating the accumulation unit values. The rider fee is only charged for the first four policy years.
Accumulation Unit Values. We intend to administer the removal of the Liquidity Rider fee by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested once the Liquidity Rider fee is no longer charged. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.
Termination. The rider is irrevocable.
Please note:
•	This feature terminates upon annuitization and there is a mandatory annuity commencement date.
•	We may credit interest in the fixed account (if available) at a lower rate if you select this rider.
The Liquidity Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Additional Death Distribution
The optional Additional Death Distribution rider pays an additional amount (based on rider earnings, if any, since the rider was issued) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution is only available for issue ages through age 80. The Additional Death Distribution is only available with the Return of Premium Death Benefit or the Annual Step-Up Death Benefit. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The Additional Death Distribution benefit is based on our claims-paying ability.
Additional Death Distribution Benefit Amount. The Additional Death Distribution is payable only if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Additional Death Distribution is equal to:
•	the Additional Death Distribution factor (see below); multiplied by
•	the rider earnings, if any, on the date the death benefit is calculated.
Rider earnings are policy gains accrued and not previously withdrawn since the rider date. This amount is equal to the current policy value minus the policy value on the rider date minus premiums paid after the rider date plus amounts withdrawn after the rider date that exceed rider earnings on the date of the withdrawal. No benefit is payable under the Additional Death Distribution rider if there are no rider earnings on the date the death benefit is calculated.
If you purchase your policy as part of a 1035 exchange or add the Additional Death Distribution rider after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Additional Death Distribution is added to your policy.
The Additional Death Distribution factor is 40% for issue ages under 71 and 25% for issue ages 71-80, based on the annuitant’s age.
No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated.
For purposes of computing taxable gains, both the death benefit payable under the policy and the Additional Death Distribution will be considered.
Please see “Appendix - Additional Death Distribution Rider” for an example which illustrates the Additional Death Distribution payable as well as the effect of a partial surrender on the Additional Death Distribution benefit amount.
Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving a death benefit and Additional Death Distribution, the spouse will generally receive a one-time policy value increase equal to the Additional Death Distribution. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 80 if the Additional Death Distribution benefit is still being offered. Certain owners may have the option to continue the rider without receiving the one-time policy value increase. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
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Rider Fee. There is an additional charge for this rider which is a percentage of the policy value which is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the Additional Death Distribution would not pay any benefit (because there are no rider earnings).
Termination. The rider will remain in effect until:
•	you cancel it by notifying our Administrative Office in writing,
•	the policy is annuitized or surrendered,
•	the policy value becomes zero, or
•	the Additional Death Distribution is paid or added to the policy value under a spousal continuation.
Once terminated, the Additional Death Distribution may be re-elected if still being offered; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
The Additional Death Distribution may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Additional Death Distribution+
The optional Additional Death Distribution+ rider pays an additional amount (based on the benefit base) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution+ is only available for issue ages through age 75. The Additional Death Distribution + is only available with the Return of Premium Death Benefit or the Annual Step-Up Death Benefit. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The Additional Death Distribution+ benefit is based on our claims-paying ability.
Additional Death Distribution+ Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:
•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all Additional Death Distribution+ rider fees paid since the rider date.
•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.
The rider benefit base at any time is equal to the policy value less any premium payments added after the rider date.
The rider benefit percentage may vary but equals 30% for issue ages 0 - 70 and 20% for issue ages 71 - 75, based on the annuitant’s age.
No benefit is payable under the Additional Death Distribution+ if the policy value on the date the death benefit is paid is less than the premium payments after the rider date.
For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.
Please see “Appendix - Additional Death Distribution+” for an example that illustrates the additional death benefit payable as well as the effect of a partial surrender on the Additional Death Distribution+ benefit amount.
Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving the death benefit and Additional Death Distribution+, then the spouse will generally receive a one-time policy value increase equal to the Additional Death Distribution+. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 75 if the Additional Death Distribution+ benefit is still being offered. Certain owners may have the option to continue the rider without receiving the one-time policy value increase. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
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Rider Fee. There is an additional charge for this rider which is a percentage of the policy value which, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider.
Please note: The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the rider would not pay any benefits.
Termination. The rider will remain in effect until:
•	you cancel it by notifying our Administrative Office in writing in good order,
•	the policy is annuitized or surrendered,
•	the policy value becomes zero, or
•	the additional death benefit is paid or added to the policy value under a spousal continuation.
If terminated no more than 90 days after policy issue, you may re-elect the Additional Death Distribution+ if it is still being offered, immediately. However, if it is terminated more than 90 days after the policy issue date, the Additional Death Distribution+ may not be re-elected, if it is still being offered, for one year. Please note that if the rider is terminated and then re-elected, the new rider will have its own fees, benefits and features as well as a new rider date which may affect the rider benefit.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
The Additional Death Distribution+ may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Nursing Care and Terminal Condition Waiver
No surrender charges or excess interest adjustments will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:
•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or
•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).
You may exercise this benefit at any time during the accumulation phase. This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. There is no restriction on the maximum amount you may surrender under this benefit. There is no charge for this benefit.
The Nursing Care and Terminal Condition Waiver may vary for certain policies and may not be available for all policies, in all states or at all times.
Unemployment Waiver
No surrender charges or excess interest adjustments will apply to surrenders after you or your spouse become unemployed in certain circumstances (e.g., because you were terminated, laid off, or otherwise lost your job involuntarily). In order to qualify, you (or your spouse, whichever is applicable) must have been:
•	employed full time for at least two years prior to becoming unemployed;
•	employed full time on the policy date;
•	unemployed for at least 60 days in a row at the time of surrender;
•	must have a minimum cash value at the time of surrender of $5,000; and
•	you (or your spouse) must be receiving unemployment benefits.
You must provide written proof from your State's Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.
You may use this benefit at any time during the accumulation phase. This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. There is no restriction on the maximum amount you may surrender under this benefit. There is no charge for this benefit.
The Unemployment Waiver may vary for certain policies and may not be available for all policies, in all states or at all times.
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Telephone and Electronic Transactions
Currently, certain transactions may be made by telephone or other electronic means acceptable to us upon our receipt of the appropriate authorization. We may discontinue this option at any time. To access information and perform transactions electronically, we require you to create an account with a username and password, and to maintain a valid e-mail address.
We will not be liable for following instructions communicated by telephone or electronically we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record conversations with you. We may also require written confirmation of the request. When someone contacts our Administrative Office and follows our procedures, we will assume you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of any loss, theft or unauthorized use of your password.
Telephone and other electronic transactions must be received while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Please note that the telephone and/or electronic devices may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider's, or your financial representative's can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request if the volume of transactions is unusually high, we might not have anyone available, or lines available, to take your transaction. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Administrative Office.
We reserve the right to revoke your telephone and other electronic transaction privileges at any time without revoking all owners' privileges. We may deny telephone and electronic transaction privileges to market timers or disruptive traders.
Dollar Cost Averaging Program
During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.
Dollar Cost Averaging programs that may be available under your policy:
•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started. A minimum of $500 per transfer is required. The minimum number of transfers is 6 monthly transfers or 4 quarterly transfers, and the maximum is 24 monthly transfers or 8 quarterly transfers. You can elect to transfer from the fixed account, money market or other specified subaccount.
•	Special —You may only elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment option into a Special Dollar Cost Averaging program. This program is only available for new premium payments, requires transfers from a fixed source, and may credit a higher or lower interest rate than a traditional program. A minimum of $500 per transfer is required ($3,000 or $6,000 to start a 6-month or 12-month program, respectively).
A Dollar Cost Averaging program will begin once we have received in good order all necessary information and the minimum required amount. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order. Please note: Dollar Cost Averaging programs will not begin on the 29th, 30th, or 31st. If a program would have started on one of those dates, it will start on the 1st market day of the following month. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.
NOTE CAREFULLY:
New Dollar Cost averaging instructions are required to start a new Dollar Cost Averaging program once the previous Dollar Cost Averaging program has completed. Additional premium payments, absent new allocation instructions, received after a Dollar Cost Averaging program has completed, will be allocated according to the current premium payment allocations at that time but will not reactivate a completed Dollar Cost Averaging program.
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IF:
•	we do not receive all necessary information to begin or restart a Dollar Cost Averaging program
THEN:
•	any amount allocated to a fixed source will be invested in that fixed source but will be transferred to the money market investment option within 30 days of allocation to fixed source if new Dollar Cost Averaging instructions are not received;
•	any amount allocated to a variable source will be invested in that variable source and will remain in that variable investment option; and
•	new Dollar Cost Averaging instructions will be required to begin a Dollar Cost Averaging program.
You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions. Transfers from a Dollar Cost Averaging fixed source are not subject to an excess interest adjustment. A Dollar Cost Averaging program can be used in conjunction with Asset Rebalancing and a guaranteed lifetime withdrawal benefit (subject to any investment restrictions involving the source). There is no charge for this benefit.
The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies, in all states or at all times. See your policy for availability of the fixed account options.
Asset Rebalancing
During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time. If a transfer is requested, we will honor the requested transfer and discontinue asset rebalancing. New instructions are required to start asset rebalancing. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually. Asset rebalancing can be used in conjunction with a guaranteed lifetime withdrawal benefit. Please note, any amounts rebalanced may be immediately transferred to the Portfolio Allocation Method (PAM) investment options as applicable under the Portfolio Allocation Method. There is no charge for this benefit.
Guaranteed Lifetime Withdrawal Benefits
You may elect one of the following optional riders under the policy that offers guaranteed lifetime withdrawal benefits - the Guaranteed Principal SolutionSM Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider. Important aspects of each of these riders are summarized in the “Appendix - Guaranteed Lifetime Withdrawal Benefit Comparison Table” and are described in more detail below. You should consult with tax and financial professionals to determine which of these riders, if any, is appropriate for you.
The following benefit is no longer available, but if you have previously elected this rider you can still upgrade:
•	Income LinkSM Rider
See Rider Grid for additional information on this rider.
Guaranteed Principal SolutionSM Rider
You may elect to purchase the optional Guaranteed Principal SolutionSM Rider (also known as Living Benefits Rider) which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The Guaranteed Principal SolutionSM Rider is only available during the accumulation phase. The Guaranteed Principal SolutionSM Rider is only available for annuitant issue ages through age 0-80. The maximum issue age may be lower if required by state law. The Guaranteed Principal SolutionSM Rider is only available with the Return of Premium Death Benefit or the Annual Step-Up Death Benefit. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. If you elect the Guaranteed Principal SolutionSM Rider you cannot elect another GLWB. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
You should view the Guaranteed Principal SolutionSM Rider as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by the Guaranteed Principal SolutionSM Rider.
Please note:
•	Certain protections under the rider are available only if you hold the rider for ten years.
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•	If you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment options under the policy (including guaranteed period options in the fixed account) and the variable investment options you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider. See Portfolio Allocation Method below.
•	Any such transfers out of a guaranteed period option may be subject to an excess interest adjustment. (See Portfolio Allocation Method, below.)
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	Because the guaranteed minimum withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take the maximum advantage of the tax deferral aspect of the policy.
•	The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Guaranteed Principal SolutionSM Rider for a qualified policy.
Guaranteed Minimum Accumulation Benefit of Guaranteed Principal SolutionSM Rider
If you elect the Guaranteed Principal SolutionSM Rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment options you select.
Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten years after you elect the rider), your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date and before the guaranteed future value date, the guaranteed future value is equal to:
•	the guaranteed future value on the rider date; plus
•	a percentage of subsequent premium payments (as described below); less
•	subsequent adjusted partial withdrawals (as described below).
After the guaranteed future value date, the guaranteed future value equals zero.
Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:
Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%
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Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, even withdrawals under the guaranteed minimum withdrawal benefits, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:
•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or
•	the gross partial withdrawal amount.
(The gross partial withdrawal amount is the amount you request, plus any surrender charges or excess interest adjustment that may be applicable.)
In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.
See the “Appendix - Guaranteed Principal SolutionSM Rider Adjusted Partial Withdrawals” to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.
Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will add an amount equal to the difference to your policy value (the policy value will then be subject to investment risk). This addition will not increase your “principal back” or “for life” total withdrawal bases. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.
Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. If, on the guaranteed future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000–$90,000) to your policy value.
Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.
Guaranteed Minimum Withdrawal Benefit of Guaranteed Principal SolutionSM Rider
If you elect the Guaranteed Principal SolutionSM Rider, we will provide a maximum annual withdrawal amount (first as withdrawals from your policy value or, if necessary, as payments from us) regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment options you select.
Withdrawal Guarantees. We account for the withdrawals you take under the rider by applying two different withdrawal guarantees:
•	“principal back,” for withdrawals of up to 7% of your total withdrawal base.
•	“for life,” for withdrawals of up to 5% of your total withdrawal base.
When you make a withdrawal, you do not need to specify it as being under either withdrawal guarantee. Any withdrawals that you take while the rider is in effect could have different impacts under each of the withdrawal guarantees - on your maximum annual withdrawal amount, on your total withdrawal base, and on your minimum remaining withdrawal amount. For example, withdrawals that are compliant with the “principal back” maximum withdrawal amount could result in excess withdrawals under the “for life” withdrawal guarantee and, consequently, would reduce the maximum annual withdrawal amount, the total withdrawal base, and the minimum remaining withdrawal amount under the “for life” withdrawal guarantee. (See Adjusted Partial Withdrawals below.)
Example: Assume you make a single premium payment of $100,000 and you have not made any withdrawals or additional premium payments. If you withdraw $6,000, that would be an excess withdrawal of $1,000 ($6,000 - $5,000) under the for life guarantee but not under the principal back guarantee.
Your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix - Guaranteed Principal SolutionSM Rider Adjusted Partial Withdrawals,” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.
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Please note:
•	Any amount withdrawn in a rider year (including any surrender charge or excess interest adjustment) in excess of the maximum withdrawal amount is an excess withdrawal.
•	The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee and such impact may be on a greater than dollar-for-dollar basis. (See Maximum Annual Withdrawal Benefit, Total Withdrawal Base, and Minimum Remaining Withdrawal Amount, below.)
•	We will not refund charges that have been paid up to the point of terminating the policy or receiving annuity payments.
Withdrawals under the guaranteed minimum withdrawal benefit also:
•	reduce your policy value;
•	reduce the guaranteed future value;
•	reduce your death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments;
•	may be subject to income taxes and federal tax penalties (See TAX INFORMATION).
Maximum Annual Withdrawal Amount. Under this benefit:
•	you can withdraw up to 7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero.
Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $7,000 (7% of $100,000) each rider year for the next fourteen years and $2,000 in the year immediately thereafter so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).
•	or, you can withdraw up to 5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant's 59th birthday and lasting until the annuitant's death, unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see Adjusted Partial Withdrawals, below). A penalty tax may be assessed on amounts surrendered from the policy before the taxpayer reaches age 59½.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $5,000 (5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).
You can receive up to the maximum annual withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us) under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments, and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount (which cannot exceed the maximum annual withdrawal amount at that time) and frequency (annually, semi-annually, quarterly or monthly) of future withdrawals. Once selected, the amount and frequency of future withdrawals cannot be changed.
Please note:
•	Withdrawals under the 5% “for life” guarantee cannot begin until after the rider anniversary following the annuitant's 59th birthday.
•	Any withdrawal before the rider anniversary following the annuitant's 59th birthday will reduce the benefits under the 5% “for life” guarantee.
•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).
•	You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the maximum annual withdrawal amount during a rider year, you cannot take more than the maximum annual withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a 50% penalty. Further, some qualified policies have withdrawal restrictions that may (with limited exceptions) prevent you from taking withdrawals before age 59½. You should consult a tax adviser before purchasing this rider with a qualified policy.
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Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to:
•	the total withdrawal base on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.
Please note: We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:
•	the minimum remaining withdrawal amount on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees. It is important to calculate separate minimum remaining withdrawal amounts because they can provide different payment amounts not only upon reaching exhaustion but also in certain situations involving continuation after the annuitant's death.
Adjusted Partial Withdrawals. Each rider year, for each withdrawal guarantee (i.e., “principal back” and “for life”), gross partial withdrawals (the amount that you request be withdrawn, plus any surrender charge or excess interest adjustment that may be applicable) up to the maximum annual withdrawal amount for that withdrawal guarantee, will reduce the minimum remaining withdrawal amount for that withdrawal guarantee on a dollar-for-dollar basis, but will not reduce the total withdrawal base for that withdrawal guarantee. For each withdrawal guarantee, gross partial withdrawals in excess of the maximum annual withdrawal amount for that withdrawal guarantee will reduce the total withdrawal base and minimum remaining withdrawal amount for that withdrawal guarantee by the greater of the dollar amount of the excess withdrawal or a pro rata amount (possibly to zero). See “Appendix - Guaranteed Principal SolutionSM Rider Adjusted Partial Withdrawals,” which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.
Please note: Gross partial withdrawals that are compliant with the “principal back” withdrawal guarantee (i.e., withdrawals of the “principal back” maximum annual withdrawal amount) and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life” guarantee, and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis if the policy value is less than the applicable base.
Rider Fee. There is an additional charge for this rider which is a percentage of the “principal back” total withdrawal base on each rider anniversary which is charged annually before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment option in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).
We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.
Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than the same percentage of your policy value if that total withdrawal base is higher than your policy value.
Portfolio Allocation Method
If you elect the Guaranteed Principal SolutionSM Rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the Guaranteed Principal SolutionSM Rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM TA Aegon U.S. Government Securities - Service Class subaccount (which invests in the Transamerica Aegon U.S. Government Securities VP - Service Class portfolio of the Transamerica Series Trust) or certain guaranteed period options of the fixed account (each a “PAM investment option” and collectively, the “PAM investment options”) and the variable investment options you choose. You should read the underlying
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fund prospectus for the variable PAM investment option(s) carefully before you elect the Guaranteed Principal SolutionSM Rider. We will transfer amounts from your variable investment options to the PAM investment options to the extent we deem necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment options proportionally from all your variable investment options. Currently, PAM transfers are being made to the PAM TA Aegon U.S. Government Securities - Service Class subaccount. We will not transfer amounts to the PAM investment options if your policy value is greater than guarantees under the rider.
PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment options to the PAM investment options to the extent we deem necessary to help manage portfolio risk and support the guarantees under the Guaranteed Principal SolutionSM Rider. You should not view the Guaranteed Principal SolutionSM Rider or PAM as a “market timing” tool or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment options to the PAM investment options, less of your policy value may be available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the Guaranteed Principal SolutionSM Rider.
Under PAM, the mathematical model compares a number of interrelated factors including your policy value and the guarantees under the rider to be provided in the future. The mathematical model also uses assumptions for interest rates, the duration of the policy and stock market volatility. The following table sets forth the most influential of these factors and indicates how each one (assuming all other factors remain constant) could trigger a transfer into or out of the PAM subaccounts.
Factor	Direction of Transfer
Policy Value Increases	Transfer to the investment options
Policy Value Decreases	Transfer to the PAM subaccounts
Interest Rates Increase	Transfer to the investment options
Volatility Increases	Transfer to the PAM subaccounts
The amount of the transfer will vary depending on the magnitude and direction of the change in these factors. We may transfer some or all of your policy value to or from the PAM investment options.
Transactions you make also affect the number of PAM transfers including:
•	additional premium payments; and
•	excess withdrawals.
These transactions will change the policy value relative to the guarantees under the rider and may result in additional PAM transfers.
You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment option are at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer we make out of PAM investment options to your variable investment options will be allocated into your variable investment options in proportion to the amount of policy value in each variable investment option. Please note that if your policy value is 100% allocated to the fixed account, we will be unable to transfer any of your policy value out of PAM investment options.
Generally, transfers to the PAM investment options first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment options when the policy value drops by a cumulative amount of less than 3% in relation to the guarantees. If the policy value continues to fall, more transfers to the PAM investment options will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment option(s) we deem appropriate. The policy value allocated to the PAM investment options will remain there unless the performance of your chosen investment options recovers sufficiently to enable us to transfer amounts back to your investment options while maintaining the guarantees under the Guaranteed Principal SolutionSM Rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.
The Daily Rebalancing Formula Under the Mathematical Model: As noted above, to limit our exposure under the rider, we transfer policy value from your investment options to the PAM subaccounts, to the extent called for by a mathematical model that will not change once you purchase the policy. We do this in order to minimize the need to provide payments (for example, when your policy value goes to zero by other than an excess withdrawal), or to extend the time before any payment is required. When payments become
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more likely (because your policy value is approaching zero), the mathematical model will tend to allocate more policy value to the PAM subaccounts. If, on the other hand, the policy value is much higher than the guarantees under the rider, then payments may not be necessary, and therefore, the mathematical model will tend to allocate more policy value to the investment options.
Each market day the mathematical model computes a “target allocation,” which is the portion of the policy value that is to be allocated to the investment options.
The target allocation depends on several factors, including the policy value as compared to the guarantees under the rider, the time until payments are likely required, and interest rates. However, as time passes, these factors change. Therefore, the target allocation changes from one market day to the next. See “Appendix - PAM Method Transfers” for more detail regarding the workings of the mathematical model.
Upgrades
Prior to the annuitant's 86th birthday and after the third rider anniversary, you can upgrade the total withdrawal base and guaranteed future value to the policy value by providing us the required notice. The minimum remaining withdrawal amounts will also be upgraded to the policy value and the maximum annual withdrawal amounts will be recalculated.
If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date we receive all necessary information.
Annuitization
If you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your 5% “for life” maximum annual withdrawal amount.
Termination
The Guaranteed Principal SolutionSM Rider will terminate upon the earliest of the following:
•	the date we receive written notice from you in good order requesting termination of the Guaranteed Principal SolutionSM Rider (you may not terminate the rider before the third rider anniversary);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your 5% “for life” maximum annual withdrawal amount);
•	the date the policy to which this rider is attached is assigned or the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
The Guaranteed Principal SolutionSM Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
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Retirement Income Max® Rider
If you elect the Retirement Income Max® Rider identified below, which provides certain guaranteed benefits, the Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company’s requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Max® Rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the Retirement Income Max® Rider that do not invest in funds that utilize volatility control strategies.
You may elect to purchase the optional Retirement Income Max® rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options which are designed to help manage our risk and support the guarantees under the rider. If you elect the Retirement Income Max® rider you cannot elect another GLWB. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income Max® rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
Retirement Income Max® - Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us for life), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or surviving spouse's if the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments, below). A rider year begins on the rider date and thereafter on each anniversary of that date. The withdrawal percentage and growth percentage that are used to determine your rider withdrawal amount will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us. We are under no obligation to notify you when we amend the Rate Sheet Prospectus Supplement. Please contact your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantee provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your
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withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment options. You should consult with your registered representative to assist you in determining whether these certain investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base on a greater than dollar-for-dollar basis and may cause you to lose the benefit of this rider.
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Max® rider terminates and all benefits thereunder cease.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).
For qualified policies: If the plan participant (generally the annuitant) is at least 70½ years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).
Only amounts calculated as set forth above can be used as the rider withdrawal amount.
If your policy value reaches zero:
•	due to a non-excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.
•	due to an excess withdrawal, then this rider terminates (as does the policy).
Please note:
•	If the rider is added prior to the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, however, you will still be charged a rider fee prior to this time.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
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•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified investment options. (See Designated Investment Options below.)
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday.
As noted above, the withdrawal percentage is disclosed in Rate Sheet Prospectus Supplements which may be amended by us from time to time. We are under no obligation to notify you when we amend the Rate Sheet Prospectus Supplement. Please contact your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended. In order to receive the applicable withdrawal percentage: (1) your application must be signed and received within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Withdrawal percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us to receive a Rate Sheet Prospectus Supplement applicable to you. For riders issued prior to May 1, 2015, the applicable withdrawal percentages are set forth in the May 1, 2015 Statement of Additional Information.
Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	the current withdrawal base;
•	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
•	the policy value on any monthiversarySM within the current rider year, (the same day of the month as the rider date, or the next market day if our Administrative Office or the New York Stock Exchange are closed) including the current rider anniversary (see Automatic Step-Up below).
See “Appendix - Hypothetical Example of the Withdrawal Base Calculation - Retirement Income Max® Rider” which illustrates the hypothetical example of the withdrawal base calculation.
Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
As noted above, the growth percentage is disclosed in Rate Sheet Prospectus Supplements which may be amended by us from time to time. We are under no obligation to notify you when we amend the Rate Sheet Prospectus Supplement. Please contact your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended. In order to receive the applicable growth percentage: (1) your application must be signed within the stated time period during which such growth percentages are applicable and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Growth percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us to receive a Rate Sheet Prospectus Supplement applicable to you. For riders issued prior to May 1, 2015, the applicable growth percentages are set forth in the May 1, 2015 Statement of Additional Information
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Please note: Because a withdrawal will eliminate the potential application of the growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base, or the withdrawal base is increased by any growth percentage, no automatic step-up will occur. The withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
On each rider anniversary the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the policy value is less than the withdrawal base.
Please Note: We do not monitor for, or notify you of, excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or additional premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an assumed annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the assumed withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,501.
See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options approved for the Retirement Income Max® Rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next market day after you terminate your rider, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.
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Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first market day after the fifth rider anniversary. You will be required to terminate the rider first (and lose its benefits).
•	We can eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
Retirement Income Max® - Joint Life Option
If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements). If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.
Please note:
•	The withdrawal percentage for each “age at the time of the first withdrawal” is lower if you elect this option.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for more detail regarding annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
•	This option may not be permitted in the case of certain non-natural owners.
•	The rider's issue ages may vary if you elect this option.
Retirement Income Max® Rider Fees
Retirement Income Max® Rider Fee. The rider fee is calculated on the rider date and at the beginning of each rider quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from your policy value at the end of each rider quarter.
On an annual basis, in general terms, the rider fee is the rider fee percentage times the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) multiplied by (C), where:
(A)	is the withdrawal base;
(B)	is the rider fee percentage; and
(C)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Withdrawal Base = $100,000; Rider Fee percentage = 1.25%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for first quarter rider fee. The rider fee is:
= 100,000*0.0125*(91/365)
= 1,250*(91/365)
= $311.64
We will assess a prorated rider fee upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
On each rider anniversary the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
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Please note regarding the rider fee:
•	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000; and 30 remaining days in the rider quarter.
Example 2: Calculation for first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000*0.0125*(30/365)
= 125*(30/365)
= $10.27
Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):
= 311.64 + 10.27
= $321.91
Retirement Income Max® Rider Issue Requirements
We will not issue the Retirement Income Max® rider unless:
•	the annuitant is not yet age 86 (lower if required by state law);
•	the annuitant is also an owner (except in the case of non-natural owners);
•	there are no more than two owners; and
•	if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).
The use of joint life option may not be permitted in the case of certain non-natural owners.
Termination
The Retirement Income Max® rider will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received before midnight of the 30th calendar day after you receive the rider;
•	the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.
The Retirement Income Max® rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
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Retirement Income Choice® 1.6 Rider
If you elect the Retirement Income Choice® 1.6 Rider identified below, which provides certain guaranteed benefits, the Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company’s requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Choice® 1.6 Rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the Retirement Income Choice® 1.6 Rider that do not invest in funds that utilize volatility control strategies.
You may elect to purchase the optional Retirement Income Choice® 1.6 Rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options. If you elect the Retirement Income Choice® 1.6 rider you cannot elect another GLWB. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income Choice® 1.6 rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
Retirement Income Choice® 1.6 – Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments and Rider Death Benefit Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date.
Of course you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See Appendix – Hypothetical Adjusted Partial Surrenders – Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
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•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment options. You should consult with your registered representative to assist you in determining whether these investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis and may eliminate the benefit.
•	Any withdrawal will reduce your rider death benefit (if applicable).
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Choice® 1.6 rider terminates and all benefits thereunder cease.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments and Rider Death Benefit Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).
For qualified policies: If the plan participant (generally the annuitant) is at least 70½ years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).
Only amounts calculated as set forth above can be used as the rider withdrawal amount.
If your policy value reaches zero:
•	due to a non-excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.
•	due to an excess withdrawal, then the rider terminates (as does the policy).
Please note:
•	If the rider is added prior to the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, however, you will still be charged a rider fee prior to this time.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
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•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified funds. (See Designated Investment Options below.)
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:
Age at time of first withdrawal	Single Life Option Riders Issued on or after May 1, 2014	Joint Life Option Riders Issued on or after May 1, 2014	Single Life Option Riders Issued Prior to May 1, 2014	Joint Life Option Riders Issued Prior to May 1, 2014
0-58	0.00%	0.00%	0.00%	0.00%
59-64	4.00%	3.75% *	4.00%	3.50%
65-79	5.00%	4.75% *	5.00%	4.50%
≥ 80	6.00%	5.75% *	6.00%	5.50%
*	For policies issued in New York, these withdrawal percentages will be 0.25% lower.
Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	Current withdrawal base;
•	The withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
•	The policy value on any monthiversarySM (the same day of the month as of the rider date, or the next market day if our Administrative Office or the New York Stock Exchange are closed) within the current rider year, including the current rider anniversary (see Automatic Step-Up below).
Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth percentage is as follows:
Riders Issued On or after May 1, 2014	Riders Issued Prior to May 1, 2014
5.50% *	5.00%
*	For policies issued in New York with the Joint Life Option, the growth percentage will be 0.50% lower.
The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
Please note: Because a withdrawal will eliminate the potential application of the growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base or the withdrawal base increased by
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any growth credit, no automatic step-up will occur. The withdrawal percentage (as indicated in the withdrawal percentage table) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. Changes as a result of the automatic step-up feature will be reversed. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is magnified if the policy value is less than the withdrawal base. See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical excess withdrawals in more detail.
Please Note: We do not monitor for, or notify you of, excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or subsequent premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an assumed annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the assumed withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,501.
See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options available under the respective designated allocation groups that have been approved for the Retirement Income Choice® 1.6 Rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary) you can terminate this rider. Starting the next market day, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.
Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first market day after the fifth rider anniversary. You will be required to terminate the rider first. If you terminate the rider you will lose all of its benefits.
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•	We can change a designated allocation group or eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
Manual Resets. You can effectively “reset” the withdrawal base to the policy value using a manual process under which your current rider is terminated and a new rider is issued. You can only elect a reset during the 30 day periods following each successive fifth rider anniversary and if all other rider issue requirements are met. When the new rider is issued, the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. Your new rider will have a new rider date, new rider fee percentage (which may be higher than your current rider fee percentage), and its own terms and benefits (which may not be as advantageous as the current rider). The new rider date will be the date we receive all necessary information in good order. Please note that this “reset” procedure may be referred to as a “manual upgrade” in your policy rider and other materials.
Please note:
•	Manual resets, unlike automatic step-ups, occur only if you so elect during the 30 day window following each successive fifth rider anniversary.
•	Manual resets result in the purchase of a new rider whose terms may be more or less favorable than the current rider whereas automatic step-ups do not require termination of the existing rider and repurchase of a new rider (although fees may increase at the time of an automatic step-up).
•	Owners may decide to terminate an existing rider if it no longer meets their needs and then elect a new available rider that does.
Retirement Income Choice® 1.6 – Additional Options
You may elect the following options with this rider (the options are not mutually exclusive):
•	Death Benefit;
•	Joint Life; and
•	Income EnhancementSM.
There is an additional fee if you elect the Death Benefit and/or the Income EnhancementSM Benefit option(s) under the rider. If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elect the Joint Life option in combination with the Death Benefit and/or the Income EnhancementSM Benefit option(s), then the fee for each of those additional options will be different than under the Single Life option. See Retirement Income Choice® 1.6 Rider Fees. There may be different issue ages depending upon which options you elect.
Death Benefit. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the death of the annuitant’s spouse if later). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. See DEATH BENEFIT.
Rider Death Benefit. The rider death benefit on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date, the rider death benefit is equal to:
•	the rider death benefit on the rider date; plus
•	subsequent premium payments; less
•	adjustments for withdrawals (as described under Rider Death Benefit Adjustments, below).
Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.
Please note:
•	No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.
•	Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.
•	Manual resets to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.
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•	If an owner who is not the annuitant dies and the surviving spouse is eligible to and elects to continue the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime annuity payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
•	The additional death benefit adjustment differs from the adjusted partial surrender amount for the Guaranteed Minimum Death Benefits described in DEATH BENEFIT - Guaranteed Minimum Death Benefits. Accordingly, withdrawals may effect the additional death benefit differently than the Guaranteed Minimum Death Benefits.
The additional death benefit payment option may be referred to as “rider death benefit” on your policy statement and other documents.
Joint Life Benefit. If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION – Tax Status of a Nonqualified Policy – Distribution Requirements). If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.
Please note:
•	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elect this option.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for more detail regarding annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
•	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.
•	You cannot elect a manual reset if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).
•	This option may not be permitted in the case of certain non-natural owners.
Income EnhancementSM Option. If you elect this rider, you can also elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal percentage if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, due to a medical necessity in a hospital or nursing facility due to physical or cognitive ailments. Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”) and confinement must meet the elimination period of 180 days within the last 365 days. The elimination period and waiting period can, but do not need to, run concurrently.
Please note:
•	You cannot elect the Income EnhancementSM Option if the qualifying person or persons is/are already admitted to a hospital or already reside in a nursing facility.
•	Confinement must be prescribed by a physician based on the individual's inability to sustain themselves outside of a hospital or nursing facility due to physical or cognitive ailments.
•	The increase to the withdrawal percentage stops when the qualifying person or persons is/are no longer confined as described above.
•	The hospital and/or nursing facility must meet the criteria listed below to qualify for the benefit.
A Qualifying Hospital must meet the following criteria:
•	It is operated pursuant to the laws of the jurisdiction in which it is located;
•	It is operated primarily for the care and treatment of sick and injured persons on an inpatient basis;
•	It provides 24-hour nursing service by or under the supervision of registered graduate professional nurses;
•	It is supervised by a staff of one or more licensed physicians; and
•	It has medical, surgical and diagnostic facilities or access to such facilities.
A Qualifying Nursing Facility must meet the following criteria:
•	It is operated pursuant to the laws and regulations of the state in which it is located as a nursing facility or Alzheimer's disease facility;
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•	It provides care performed or supervised by a registered graduate nurse;
•	It provides room and board accommodations;
•	Will provide 24-hour nursing services, 7 days a week by an on-site Registered Nurse and related services on a continuing inpatient basis;
•	It has a planned program of policies and procedures developed with the advice of, and periodically reviewed by, at least one physician; and
•	It maintains a clinical record of each patient.
A Qualifying Nursing Facility does not include:
•	Assisted living facilities or residential care facilities;
•	A place primarily for treatment of mental or nervous disorders, drug addiction or alcoholism;
•	A home for the aged, a rest home, community living center or a place that provides domestic, resident, retirement or educational care;
•	Personal care homes, personal care boarding homes, residential or domiciliary care homes;
•	A rehabilitation hospital or basic care facilities;
•	Adult foster care facilities, congregate care facilities, family and group living assisted living facilities; or
•	Other facilities similar to those described above.
We will require confirmation of confinement in a qualifying hospital or a qualifying nursing facility while benefit payouts are being received. Confirmation of that confinement will be attained and approved by completing our “Income EnhancementSM Election and Proof of Confinement Questionnaire” form. This form requires additional proof of confinement which may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us which may include information from third party or company interviews and/or visits of the facility. If it is determined that the qualifying individual was not confined in an eligible facility as defined above and has received payments under the Income EnhancementSM Option, those payments could be considered an excess withdrawal and have a negative effect on the rider values. If confinement ceases, you may re-qualify by satisfying another 180-day elimination period requirement.
Retirement Income Choice® 1.6 Fees
Retirement Income Choice® 1.6 Base Rider Fee. The base rider fee is calculated on the rider date and at the beginning of each rider quarter. The base rider fee will be adjusted for any premium additions, excess withdrawals, or transfers between designated investment groups. It will be deducted automatically from your policy value at the end of each rider quarter.
On an annual basis, in general terms, the base rider fee is the applicable rider fee percentage times the withdrawal base.
The base quarterly fee is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:
(A)	is the withdrawal base;
(B)	is the sum of each designated investment group's rider fee percentage multiplied by the applicable designated investment group's value;
(C)	is the total policy value; and
(D)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Fund Allocations such that Group A = $50,000, Group B = $30,000, and Group C = $20,000; Withdrawal Base = $100,000; Policy Value = $100,000; Investment Group fee percentages of Group A = 1.45%, Group B = 1.10% and Group C = 0.70%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for the first quarter fee. The rider fee is:
= 100,000 * [(50,000*0.0145) + (30,000*0.0110) + (20,000*0.0070)] / 100,000 * (91/365)
= 100,000 * (725 + 330 + 140) / 100,000 * (91/365)
= 100,000 * 1,195/100,000 * (91/365)
= 1,195 * (91/365)
= $297.93
We will assess a prorated rider fee upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted
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for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the base rider fee:
•	Because the base rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the base rider fee is a percentage of the withdrawal base, the amount of the base rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
•	If you make a transfer from one designated allocation group to another designated allocation group that has a higher rider fee percentage, then the resulting rider fee will be higher.
Base Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000, allocated such that Group A = $5,000, Group B = $3,000, and Group C = $2,000; and 30 remaining days in the rider quarter.
Example 2: Calculation of the first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000 * [(5,000*0.0145) + (3,000*0.0110) + (2,000*0.0070)] / 10,000 * (30/365)
= 10,000 * (72.50 + 33 + 14) / 10,000 * (30/365)
= 10,000 * 119.50/10,000 * (30/365)
= 119.50 * (30/365)
= $9.82
Total fee assessed at end of first rider quarter (assuming no further fee adjustments):
= 297.93 + 9.82
= $307.75
We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.
Base Rider Fee Adjustment for Transfers. For transfers that you make between different designated investment options in different designated allocation groups on other than the first market day of a rider quarter, a rider fee adjustment will be applied. This adjustment is necessary because of differences in the rider fee percentages. The adjustment in the rider fee percentage will ensure that you are charged the correct overall rider fee for that quarter. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1, as well as a subsequent premium payment as in Example 2; Withdrawal Base = $110,000; Policy Value = $90,000; Fund Transfer from Group A = $5,000, into Group B = $3,000, and into Group C = $2,000; and 15 remaining days in the rider quarter.
Example 3: Calculation of the first quarter rider fee adjustment for a fund transfer. The fee adjustment is:
= 110,000 * [(-5,000*0.0145) + (3,000*0.0110) + (2,000*0.0070)] / 90,000 * (15/365)
= 110,000 * (-72.50 + 33 + 14) / 90,000 * (15/365)
= 110,000 * -25.50/90,000 * (15/365)
= -31.17 * (15/365)
= $-1.28
Total fee assessed at end of the first rider quarter (assuming no further rider fee adjustments):
= 307.75 - 1.28
= $306.47
Additional Option Fees. If you elect options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit. Each additional fee is charged quarterly before annuitization and is a percentage of the withdrawal base on each rider anniversary.
We will also deduct all rider fees, including additional option fees, pro rata upon surrender of the policy or other termination of the rider.
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Retirement Income Choice® 1.6 Rider Issue Requirements
We will not issue the Retirement Income Choice® 1.6 rider if:
•	the annuitant is 86 or older (lower if required by state law);
•	the annuitant is not an owner (except in the case of non-natural owners);
•	there are more than two owners; and
•	the joint life option is elected, and the annuitant’s spouse is 86 or older (lower if required by state law) and (1) is not a joint owner along with the annuitant or (2) is not the sole primary beneficiary (and there is no joint owner).
The use of joint life option may not be permitted in the case of certain non-natural owners.
Termination
The Retirement Income Choice® 1.6 rider and any additional options will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received before midnight of the 30th calendar day after you receive the rider;
•	the date we receive written notice from you requesting termination or manual reset of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount (this option also guarantees that if the annuitant dies before the sum of all annuity payments equals the policy value, and rider benefit if elected, on the maximum annuity commencement date, the annuitant's beneficiary will receive a final payment equal to the difference). Please contact us for more information concerning your options.
The Retirement Income Choice® 1.6 rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options for electing a benefit, please contact your financial intermediary or our Administrative Office.
OTHER INFORMATION
State Variations
The following section describes modifications to this prospectus required by one of more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of policies we issue. References to certain state's variations do not imply that we actually offer policies in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.
Arizona. - Owners age 65 and above have a 30 day right to cancel. If canceled, the amount returned will include any fees and charges.
California. – The policy may be canceled by returning the policy. A refund will be paid within 30 days from the date notice of cancellation was received and the refund will include any fees or charges. Owners age 60 or above have the option to elect immediate investment in investment options of their choice, and receive account value if they cancel; or, they may allocate the initial premium to the money market portfolio for 35 calendar days at the end of which the policy value is moved to the investment options of their choice, and they would receive return of premium if they cancel. The Nursing Care and Terminal Condition Waiver and Unemployment Waiver are not available. The Income EnhancementSM is not available under the Retirement Income Choice® 1.6 rider. The Retirement Income Max® rider does not terminate upon ownership changes or assignments. The fixed account is not available.
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Connecticut. - During the right to cancel period, prior to delivery of the policy, the owner will receive return of premium. The Unemployment Waiver is not available. There is no excess interest adjustment upon annuitization. Premium enhancement recapture only allowed under right to cancel period. The Nursing Care and Terminal Condition Waiver is not available with X-Share. Service charge cannot be assessed at time of surrender. Transfer restrictions apply if more than one transfer is made in a 30 day period. The Income EnhancementSM is not available under Retirement Income Choice® 1.6 rider. Retirement Income Max® and Retirement Income Choice® 1.6 riders will not terminate for unapproved ownership changes and assignements, but the Company has the right to reject certain ownership changes and assignments involving institutional investors, settlement companies or other similar organizations on policies with the Retirement Income Max® and Retirement Income Choice® 1.6 riders.
Florida. - Owners have a 21 day right to cancel period and will receive Return of Premium. Unemployment waiver is not available. Excess interest adjustment is not applied upon annuitization or death. The annuity commencement date is not allowed until after the first policy year. The Retirement Income Max® rider will terminate if the policy to which this rider is attached has an ownership change or the policy is assigned.
Montana. – The Unemployment Waiver is not available. Premium enhancement recapture does not include unemployment. Death benefit must be paid within 60 days and any interest due after 30 days.
North Dakota. - Right to cancel period is 20 days.
Oregon. - Retirement Income Choice® 1.6 will not terminate upon assignment or ownership changes.
Washington. – Retirement Income Choice® 1.6 designated funds excludes fixed account and does not allow funds to be allocated to the Dollar Cost Averaging fixed account. Guaranteed Principal SolutionSM rider fee cannot be deducted from the fixed account.
Ownership
You, as owner of the policy, exercise all rights under the policy. You can generally change the owner at any time by notifying us in writing at our Administrative Office. There may be limitations on your ability to change the ownership of a qualified policy. An ownership change may be a taxable event.
Beneficiary
The beneficiary designation will remain in effect until changed. The owner may change the designated beneficiary by sending us written notice. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) We will not be liable for any payment made before the written notice is received in our Administrative Office. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If, upon the death of the annuitant, there is a surviving owner(s), then the surviving owner(s) automatically takes the place of any beneficiary designation.
Right to Cancel Period
You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days after you receive the policy (for replacements the right to cancel period is generally 30 days), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account. You bear the risk of any decline in policy value during the right to cancel period. However, if state law requires, we will refund your original premium payment(s). We will pay the refund within seven days after we receive in good order within the applicable period at our Administrative Office, written notice of cancellation and the returned policy. The policy will then be deemed void.
Assignment
You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment in good order at our Administrative Office and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the policy before we approve the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.
Termination for Low Value
If a partial surrender or fee (including an optional rider fee, administrative fee, or owner transaction fee) reduces your cash value below the minimum specified in your policy, we reserve the right to terminate your policy and send you a full distribution of your remaining cash value. All benefits associated with your annuity policy will be terminated. Federal law may impose restrictions on our
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right to terminate certain qualified policies. We do not currently anticipate exercising this right if you have certain optional benefits, however, we reserve the right to do so. For all other policies, including policies with certain other optional benefits, we intend to exercise this termination provision.
Sending Forms and Transaction Requests in Good Order
We cannot process your requests for transactions relating to the policy until they are received in good order. “Good order” means the actual receipt of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction: your completed application; the policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the signatures of all policy owners (exactly as registered on the Policy) if necessary; Social Security Number or Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner's consents. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
“Received” or receipt in good order generally means that everything necessary must be received by us, at our Administrative Office specified in the Glossary of Terms. We reserve the right to reject electronic transactions that do not meet our requirements.
Regulatory Modifications to Policy
We reserve the right to amend the policy or any riders attached thereto as necessary to comply with specific direction provided by state or federal regulators, through change of law, rule, regulation, bulletin, regulatory directives or agreements.
Certain Offers
From time to time, we have (and we may again) offered you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits.
When we make an offer, we may vary the offer amount, up or down, among the same group of policy owners based on certain criteria such as account value, the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of policy owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining policy owners in the same group.
If you accept an offer that requires you to terminate a guaranteed benefit and you retain your policy, we will no longer charge you for it, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.
Mixed and Shared Funding
The underlying fund portfolios may serve as investment vehicles for variable life insurance policies, variable annuity policies and retirement plans (“mixed funding”) and shares of the underlying fund portfolios also may be sold to separate accounts of other insurance companies (“shared funding”). While we currently do not foresee any disadvantages to owners and participants arising from either mixed or shared funding, it is possible that the interests of owners of various policies and/or participants in various plans for which the underlying fund portfolios serve as investments might at some time be in conflict. We and each underlying fund portfolio’s Board of Directors intend to monitor events in order to identify any material conflicts and to determine what action, if any, to take. Such action could include the sale of underlying fund portfolio shares by one or more of the separate accounts, which could have adverse consequences. Such action could also include a decision that separate funds should be established for variable life and variable annuity separate accounts. In such an event, we would bear the attendant expenses, but owners and plan participants would no longer have the economies of scale resulting from a larger combined fund. Please read the prospectuses for the underlying fund portfolios, which discuss the underlying fund portfolios’ risks regarding mixed and shared funding, as applicable.
Exchanges and/or Reinstatements
You can generally exchange a nonqualified annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code or transfer qualified policies directly to another life insurance company as a “trustee-to-trustee transfer”. Before making an exchange or transfer, you should compare both annuities carefully. Remember that if you exchange or transfer another annuity for
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the one described in this prospectus, then you may pay a surrender charge on the other annuity, and there may be a new surrender charge period under this annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange or transfer another annuity for this one unless you determine, after knowing all the facts, that the exchange or transfer is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange, transfer or otherwise).
You may ask us to reinstate your policy after such an exchange, transfer or full or partial surrender and in certain limited circumstances we will allow you to do so by returning the same total dollar amount of funds distributed to the applicable investment options. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. Generally, unless you return the original company check, your annuity policy is nonqualified and a portion of the prior withdrawal was taxable, we are required to report the taxable amount from the distribution to the IRS even though the funds have been reinstated. The cost basis will be adjusted accordingly. The taxable amount will be reported on Form 1099-R which you will receive in January of the year following the distribution. We recommend that you consult a tax professional to explain the possible tax consequences of reinstatements.
Voting Rights
To the extent required by law, we will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and/or other individuals that have voting interests in the portfolios. We will send you and/or other individuals requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.
Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.
Abandoned or Unclaimed Property
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity, life and other insurance policies) under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information and identifying information for owners, insureds, annuitants, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us.
Legal Proceedings
We, like other life insurance companies, are subject to regulatory and legal proceedings, including class action lawsuits, in the ordinary course of our business. Such legal and regulatory matters include proceedings specific to us and other proceedings generally applicable to business practices in the industry in which we operate. In some lawsuits and regulatory proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or regulatory proceeding cannot be predicted with certainty, at the present time, we believe that there are no pending or threatened proceedings or lawsuits that are likely to have a material adverse impact on the separate account, on TCI's ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.
We are currently being audited on behalf of multiple states' treasury and controllers' offices for compliance with laws and regulations concerning the identification, reporting and escheatment of unclaimed benefits or abandoned funds. The audits focus on insurance company processes and procedures for identifying unreported death claims, and their use of the Social Security Master Death File to identify deceased policy and policy holders. In addition, we are the subject of multiple state Insurance Department inquiries and market conduct examinations with a similar focus on the handling of unreported claims and abandoned property. The audits and related examination activity have resulted in or may result in additional payments to beneficiaries, escheatment of funds deemed abandoned, administrative penalties and changes in our procedures for the identification of unreported claims and handling of escheatable property. We do not believe that any regulatory actions or agreements that have resulted from or will result from these examinations has had or will have a material adverse impact on the separate account, on TCI's ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.
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Cyber Security
Our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners. Consequently, our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service provides may adversely affect us and your policy value. For instance, cyber-attacks may: interfere with our processing of policy transactions, including the processing of orders from our website or with the underlying funds; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. There can be no assurance that we, the underlying funds or our service providers will avoid losses affecting your policy that result from cyber-attacks or information security breaches.
For a complete description regarding Transamerica’s policies for its websites, including the Privacy Policy and Terms of Use for such websites, please visit: https://www.transamerica.com/individual/privacy-policy and https://www.transamerica.com/individual/terms-of-use.
Information About Us
We are engaged in the sale of life and health insurance and annuity policies. Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company Inc. and is licensed in all states and the District of Columbia, Guam, Puerto Rico, and the U.S. Virgin Islands. We are a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by Aegon N.V. of The Netherlands, the securities of which are publicly traded. Aegon N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.
All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of ours. Accordingly, no financial institution, brokerage firm or insurance agency is responsible for our financial obligations arising under the policies.
Financial Condition
We pay benefits under your policy from our general account assets and/or from your policy value held in the separate account. It is important that you understand that payments of the benefits are not assured and depend upon certain factors discussed below.
Assets in the Separate Account. You assume all of the investment risk for your policy value that is allocated to the subaccounts of the separate account. Your policy value in those subaccounts constitutes a portion of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. You also may be permitted to make allocations to guaranteed period options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the separate account). Therefore, any amounts that we may be obligated to pay under the policy in excess of policy value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the separate account, however, are also available to cover the liabilities of our general account, but only to the extent that the separate account assets exceed the separate account liabilities arising under the policies supported by it.
We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.
As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligation we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. In addition, we hedge our investments in our general account, and may require purchasers of certain of the variable insurance products that we offer to allocate premium payments and policy value in accordance with specified investment requirements. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.
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State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments. We may also experience liquidity risk if our general account assets cannot be readily converted into cash to meet obligations to our policy owners or to provide the collateral necessary to finance our business operations.
How to Obtain More Information. We encourage both existing and prospective policy owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Iowa Department of Insurance as well as the financial statements of the separate account are located in the Statement of Additional Information (SAI). For a free copy of the SAI, simply call or write us at the phone number or address of our Administrative Office referenced in this prospectus. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. Our financial strength ratings which reflect the opinions of leading independent rating agencies of our ability to meet our obligations to our policy owners, are available on our website (https://www.transamerica.com/individual/what-we-do/about-us/financial-strength/), and the websites of these nationally recognized statistical ratings organizations – A.M. Best Company (www.ambest.com), Moody’s Investors Service (www.moodys.com), Standard & Poor’s Rating Services (www.standardandpoors.com) and Fitch, Inc. (www.fitchratings.com).
The Separate Account
The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios. The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or us. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to our other income, gains or losses.
The assets of the separate account are held in our name on behalf of the separate account and belong to us. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business we may conduct. The separate account may include other subaccounts that are not available under these policies. We do not guarantee the investment results of the Separate Account.
The Funds
At the time you purchase your policy, you may allocate your premium to subaccounts. These are subdivisions of our separate account, an account that keeps your policy assets separate from our company assets. The subaccounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each underlying fund portfolio has varying degrees of investment risk. Underlying fund portfolios are also subject to separate fees and expenses such as management fees and operating expenses. “Master-feeder” or “fund of funds” invest substantially all of their assets in other funds and will therefor bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Read the underlying fund portfolio prospectuses carefully before investing. We do not guarantee the investment results of any underlying fund portfolio. Certain underlying fund portfolios may not be available in all states and in all share classes. Please see “Appendix - Portfolios Associated with the Subaccounts” for additional information.
Other Transamerica Policies
We offer a variety of fixed and variable annuity policies. They may offer features, including investment options, and have fees and charges, that are different from those in the policy offered by this Prospectus. Not every policy we issue is offered through every financial intermediary. Some financial intermediaries may not offer and/or limit the offering of certain features or options, as well as limit the availability of the policies, based on issue age, or other criteria established by the financial intermediary. Upon request, your financial professional can show you information regarding other Transamerica annuity policies that he or she distributes. You can also contact us to find out more about the availability of any of the Transamerica annuity policies.
You should work with your financial professional to decide whether this policy is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.
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Distribution of the Policies
Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We pay commissions to TCI which are passed through to selling firms. (See below). We also pay TCI an “override” that is a percentage of total commissions paid on sales of our policies which is not passed through to the selling firms and we may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies. TCI markets the policies through bank affiliated firms, national brokerage firms, regional and independent broker-dealers and independent financial planners.
Compensation to Broker-Dealers Selling the Policies. The policies are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay commissions through TCI to the selling firms for their sales of the policies.
A limited number of affiliated and unaffiliated broker-dealers were paid commissions and overrides to “wholesale” the policies, that is, to provide sales support and training to sales representatives at the selling firms. We also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to the policies that have already been purchased.
The selling firms that have selling agreements with us and TCI are paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, and the share purchased, but the commission range is from 1.15% up to 7% of premium payments (additional amounts may be paid as overrides to wholesalers).
To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below.
The sales representative who sells you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a policy. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.
You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these differences may create an incentive for the selling firm or its sales representatives to recommend or sell this policy to you. You may wish to take such incentives into account when considering and evaluating any recommendation relating to the policies.
Special Compensation Paid to Affiliated Firms. We and/or our affiliates provide paid-in capital to TCI and pay the cost of TCI's operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.
TCI's registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan forgiveness or loan guarantees.
Additional Compensation That We, TCI and/or Our Affiliates Pay to Selected Selling Firms. TCI, in connection with the sales of the policies, may pay certain selling firms additional cash amounts for “preferred product” treatment of the policies in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing TCI with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences, meetings, seminars, events, and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, TCI and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell the policies. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.
66

In addition, TCI paid selling firms other special fees based on new sales and/or assets under management. During 2014, TCI had such “preferred product” arrangements with at least 52 broker-dealers and other financial intermediaries. Some of the more significant entities were:
AXA Network, LLC • BBVA Securities, Inc. • Cambridge Investment Research, Inc. • CCO Investments • Centarus Financial, Inc. •  Cetera Advisors LLC• Cetera Advisors Networks LLC• Cetera Financial Specialists LLC • Cetera Investment Services LLC• CFD Investments, Inc. • Commonwealth Financial Network • Edward D. Jones & Co., L.P. • Equity Services, Inc. • Fifth Third Securities, Inc. • First Allied Holdings, Inc. • FSC Securities Corporation • Gary Goldberg & Company, Inc. • Hantz Financial Services, Inc. •  Invest Financial Corporation • Investacorp, Inc. • Investment Centers of America, Inc. • James T. Borello & Co, • Janney Montgomery Scott, LLC • LPL Financial, LLC. • M&T Securities Product Management • Merrill Lynch, Pierce, Fenner & Smith Inc. • MetLife Securities, Inc. • Money Concepts Capital Corporation • Morgan Stanley Smith Barney, Inc. • National Planning Corporation • New England Securities Corporation • NFP Securities Inc. • Park Avenue Securities, LLC • Raymond James & Associates, Inc. • Raymond James Financial Services, Inc. • Royal Alliance Associates, Inc. • SagePoint Financial, Inc. • Securities America, Inc. • Sigma Financial Corporation • Signator Investors, Inc. • SII Investments, Inc. • SunTrust Investment Services • The Huntington Investment Company • Transamerica Financial Advisors, Inc. • Triad Advisors, Inc. • US Bancorp Investments, Inc. • VOYA Financial Partners, LLC • VSR Financial Services, Inc. • Wells Fargo Advisors, LLC • Wells Fargo Advisors Financial Network LLC •  Wells Fargo Investments LLC • Woodbury Financial
For the calendar year ended December 31, 2014 TCI paid approximately 28,300,000 various brokers and other financial intermediaries in connection with revenue sharing arrangements.
No specific charge is assessed directly to owners or the separate account to cover commissions, non-cash compensation, and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
Glossary of Terms
The Policy - General Provisions
Investment Experience
Performance
Historical Performance Data
Published Ratings
State Regulation of Us
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Independent Registered Public Accounting Firm
Other Information
Financial Statements
67

GLOSSARY OF TERMS
accumulation unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.
adjusted policy value—The policy value increased or decreased by any excess interest adjustment.
Administrative Office—Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.
annuitant—The person on whose life any annuity payments involving life contingencies will be based.
annuitize (annuitization)—When you switch from the accumulation phase to the income phase and we begin to make annuity payments to you (or your payee).
annuity commencement date—The date upon which annuity payments are to commence. This date may not be later than the last day of the policy month following the month in which the annuitant attains age 99 (earlier if required by state law).
annuity payment option—A method of receiving a stream of annuity payments selected by the owner.
assumed investment return or AIR—The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
cash value—The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).
excess interest adjustment—A positive or negative adjustment to amounts surrendered (both partial or full surrenders) and transfers or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by us since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.
fixed account—One or more investment options under the policy that are part of our general assets and are not in the separate account.
guaranteed lifetime withdrawal benefit—Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Guaranteed Principal SolutionSM Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider.
guaranteed period options—The various guaranteed interest rate periods of the fixed account which we may offer and into which premium payments may be paid or amounts transferred or amounts transferred when available.
owner (you, your)—The person who may exercise all rights and privileges under the policy.
policy date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
policy value—On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross surrenders (surrenders plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge plus or minus any excess interest adjustment); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
•	accumulated losses in the separate account; minus
•	service charges, rider fees (including those imposed upon rider termination), premium taxes, transfer fees, and other charges, if any.
policy year—A policy year begins on the policy date and on each anniversary thereafter.
separate account—Separate Account VA B, separate account established and registered as unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
separate account value—The portion of the policy value that is invested in the separate account.
subaccount—A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
68

surrender charge free amount—The amount that can be withdrawn each policy year without incurring any surrender charges and excess interest adjustment (if applicable). Please see “EXPENSES – Surrender Charges” for more explanation.
valuation period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made generally at the close of business on each market day.
written notice—Written notice, signed by the owner, that gives us the information we require and is received in good order at the Administrative Office. For some transactions, we may accept an electronic notice or telephone instructions. Such electronic notice must meet the requirements for good order that we establish for such notices.
69

APPENDIX
UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS
Please Note: We reserve the right to change investment choices made by purchasers of the Guaranteed Principal SolutionSM Rider, including changing the PAM investment option, as we deem necessary to support the guarantees under these riders.
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
AB VARIABLE PRODUCTS SERIES FUND, INC. (3)
AB Balanced Wealth Strategy Portfolio - Class B(4)	AB Balanced Wealth Strategy Portfolio - Class B(4)	AllianceBernstein L.P.
Investment Objective: Maximize total return consistent with the Adviser's determination of reasonable risk.
AMERICAN FUNDS INSURANCE SERIES® TRUST
American Funds - Asset Allocation FundSM - Class 2	American Funds - Asset Allocation FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: High total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds - Bond FundSM - Class 2	American Funds - Bond FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To provide as high a level of current income as is consistent with the preservation of capital.
American Funds - Growth FundSM - Class 2	American Funds - Growth FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: Growth of capital.
American Funds - Growth-Income FundSM - Class 2	American Funds - Growth-Income FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: Long-term growth of capital and income.
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Balanced Portfolio - Service Class 2	Fidelity VIP Balanced Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Income and capital growth consistent with reasonable risk.
TRANSAMERICA SERIES TRUST
TA Aegon High Yield Bond - Service Class	Transamerica Aegon High Yield Bond VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: High level of current income by investing in high-yield debt securities.
TA Aegon Money Market - Service Class(2)	Transamerica Aegon Money Market VP – Service Class(2)	Aegon USA Investment Management, LLC
Investment Objective: Maximum current income from money market securities consistent with liquidity and preservation of principal.
TA Aegon Tactical Vanguard ETF - Balanced - Service Class	Transamerica Aegon Active Asset Allocation - Moderate VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation and current income.
TA Aegon Tactical Vanguard ETF - Conservative - Service Class	Transamerica Aegon Active Asset Allocation - Conservative VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Current income and preservation of capital.
TA Aegon Tactical Vanguard ETF - Growth - Service Class	Transamerica Aegon Active Asset Allocation - Moderate Growth VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation with current income as a secondary objective.
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: High level of total return as is consistent with prudent investment strategies.
TA AB Dynamic Allocation - Service Class(5)	Transamerica AB Dynamic Allocation VP - Service Class(5)	Alliance Bernstein L.P.
Investment Objective: Capital appreciation and current income.
TA American Funds Managed Risk - Balanced - Service Class(6)	Transamerica American Funds Managed Risk VP - Service Class(6)	Milliman Financial Risk Management LLC(6)
Investment Objective: Seeks to provide total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
TA Barrow Hanley Dividend Focused - Service Class	Transamerica Barrow Hanley Dividend Focused VP – Service Class	Barrow, Hanley, Mewhinney, & Strauss, LLC
Investment Objective: Long-term capital growth.
TA BlackRock Global Allocation - Service Class	Transamerica BlackRock Global Allocation VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: High total investment return. Total investment return is the combination of capital appreciation and investment income.
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Balanced VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide capital appreciation and income while seeking to manage volatility.
70

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA BlackRock Global Allocation Managed Risk - Growth - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Growth VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide capital appreciation and income while seeking to manage volatility.
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class	BlackRock Financial Management, Inc.
Investment Objective: Capital appreciation with current income as secondary objective.
TA Clarion Global Real Estate Securities - Service Class	Transamerica Clarion Global Real Estate Securities VP – Service Class	CBRE Clarion Securities, LLC
Investment Objective: Long-term total return from investments primarily in equity securities of real estate companies. Total return consists of realized and unrealized capital gains and losses plus income.
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP–Service Class	Janus Capital Management LLC
Investment Objective: Long-term capital growth, consistent with preservation of capital and balanced by current income.
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class	QS Legg Mason Global Asset Allocation, LLC
Investment Objective: Seeks capital appreciation and income.
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class	QS Legg Mason Global Asset Allocation, LLC
Investment Objective: Seeks capital appreciation and income.
TA MFS International Equity - Service Class	Transamerica MFS International Equity VP – Service Class	MFS ® Investment Management
Investment Objective: Capital growth.
TA Madison Balanced Allocation - Service Class	Transamerica Madison Balanced Allocation VP - Service Class	Madison Asset Management. LLC
Investment Objective: Capital appreciation and current income.
TA Madison Conservative Allocation - Service Class	Transamerica Madison Conservative Allocation VP - Service Class	Madison Asset Management. LLC
Investment Objective: Current income and preservation of capital.
TA Madison Diversified Income - Service Class	Transamerica Madison Diversified Income VP - Service Class	Madison Asset Management. LLC
Investment Objective: High total return through the combination of income and capital appreciation.
TA Morgan Stanley Mid Cap Growth - Service Class	Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class	Morgan Stanley Investment Management Inc.
Investment Objective: Capital appreciation.
TA Multi-Manager Alternative Strategies(7)	Transamerica Multi-Manager Alternative Strategies VP(7)	Transamerica Asset Management, Inc.
Investment Objective: Seeks long-term capital appreciation.
TA PineBridge Inflation Opportunities- Service Class	Transamerica PineBridge Inflation Opportunities VP - Service Class	PineBridge Investments LLC
Investment Objective: Maximum real return consistent with preservation of real capital and prudent investment management.
TA PIMCO Tactical - Balanced - Service Class	Transamerica PIMCO Tactical–Balanced VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks combination of capital appreciation and income.
TA PIMCO Tactical - Conservative - Service Class	Transamerica PIMCO Tactical–Conservative VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks combination of capital appreciation and income.
TA PIMCO Tactical - Growth - Service Class	Transamerica PIMCO Tactical–Growth VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks combination of capital appreciation and income.
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class	Pacific Investment Management Company LLC
Investment Objective: Maximum total return consistent with preservation of capital and prudent investment management.
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class	T. Rowe Price Associates, Inc.
Investment Objective: Long-term growth of capital by investing primarily in common stocks of small growth companies.
TA TS&W International Equity - Service Class	Transamerica TS&W International Equity VP – Service Class	Thompson, Siegel & Walmsley LLC
Investment Objective: Maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stock of primarily non-U.S. issuers.
71

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA Vanguard ETF - Balanced - Service Class	Transamerica Vanguard ETF Portfolio - Balanced VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Balance capital appreciation and income.
TA Vanguard ETF - Conservative - Service Class	Transamerica Vanguard ETF Portfolio - Conservative VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Current income and preservation of capital.
TA Vanguard ETF - Growth - Service Class	Transamerica Vanguard ETF Portfolio - Growth VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation as a primary objective and income as a secondary objective.
(1)	Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objective, investment goals, time horizons, and risk tolerance.
(2)	There can be no assurance that the Transamerica Aegon Money Market VP - Service Class portfolio will be able to maintain a stable net asset value per share during extended periods of low interest rates, and partly as a result of policy charges, the yield on the TA Aegon Money Market - Service Class subaccount may become extremely low and possibly negative.
(3)	Effective May 1, 2015, AllianceBernstein Variable Products Series Fund, Inc. will be renamed AB Variable Products Series Fund, Inc.
(4)	Effective May 1, 2015, AllianceBernstein Balanced Wealth Strategy Portfolio will be renamed AB Balanced Wealth Strategy Portfolio.
(5)	Transamerica AllianceBernstein Dynamic Allocation VP will be renamed Transamerica AB Dynamic Allocation VP on or about May 1, 2015.
(6)	Transamerica American Funds Managed Risk – VP, subadvised by Milliman Financial Risk management LLC will be available on or about May 1, 2015.
(7)	This fund may vary for certain policies and may not be available for all policies.
Certain subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any subaccount at any time. In some cases, a subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a subaccount, please contact your financial intermediary or our Administrative Office.
72

APPENDIX
Designated Investment Options
The table below identifies the Designated Investment Options available for use with the Guaranteed Minimum Death Benefits and our Guaranteed Lifetime Withdrawal Benefits.
	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider Designated Allocation Groups
Funds			Before 11/10/14	11/10/14 and After	A	B	C
AB Balanced Wealth Strategy Portfolio - Class B	√	√
American Funds - Asset Allocation FundSM - Class 2	√	√
American Funds - Bond FundSM - Class 2	√	√	√	√			√
American Funds - Growth FundSM - Class 2	√	√
American Funds - Growth-Income FundSM - Class 2	√	√
Fidelity VIP Balanced Portfolio - Service Class 2	√	√
TA Aegon High Yield Bond - Service Class	√	√
TA Aegon Money Market - Service Class	√	√	√	√			√
TA Aegon Tactical Vanguard ETF - Balanced - Service Class(1)	√	√	√			√
TA Aegon Tactical Vanguard ETF - Conservative - Service Class(1)	√	√	√	√			√
TA Aegon Tactical Vanguard ETF - Growth - Service Class(1)	√	√			√
TA Aegon U.S. Government Securities - Service Class	√	√	√	√			√
TA AB Dynamic Allocation - Service Class	√	√					√
TA American Funds Managed Risk - Balanced - Service Class(1)	√	√	√			√
TA Barrow Hanley Dividend Focused - Service Class	√	√
TA BlackRock Global Allocation - Service Class	√	√
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(1)	√	√	√			√
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(1)	√	√			√
TA BlackRock Tactical Allocation - Service Class(1)	√	√				√
TA Clarion Global Real Estate Securities - Service Class	√	√
TA Janus Balanced - Service Class	√	√			√
TA Legg Mason Dynamic Allocation - Balanced - Service Class(1)	√	√	√	√		√
TA Legg Mason Dynamic Allocation - Growth - Service Class(1)	√	√			√
TA Madison Balanced Allocation - Service Class(1)	√	√	√			√
TA Madison Conservative Allocation - Service Class(1)	√	√	√	√			√
TA Madison Diversified Income - Service Class	√	√	√			√
TA MFS International Equity - Service Class	√	√
TA Morgan Stanley Mid Cap Growth - Service Class	√	√
TA PIMCO Tactical - Balanced - Service Class(1)	√	√	√			√
TA PIMCO Tactical - Conservative - Service Class(1)	√	√	√	√			√
TA PIMCO Tactical - Growth - Service Class(1)	√	√			√
TA PIMCO Total Return - Service Class	√	√	√	√			√
TA PineBridge Inflation Opportunities- Service Class	√	√	√	√			√
TA T. Rowe Price Small Cap - Service Class	√	√
TA TS&W International Equity - Service Class	√	√
73

Designated Investment Options — (Continued)
	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider Designated Allocation Groups
Funds			Before 11/10/14	11/10/14 and After	A	B	C
TA Vanguard ETF - Balanced - Service Class(1)	√	√	√	√		√
TA Vanguard ETF - Conservative - Service Class(1)	√	√	√	√			√
TA Vanguard ETF - Growth - Service Class(1)	√	√			√
Fixed Account			√	√			√
(1)	This subaccount invests in an underlying fund that utilized a volatility management strategy as part of its investment objective and/or principal investment strategy. See “Investment Restrictions” earlier in the prospectus for information on how volatility management strategies may impact your policy value in certain optional riders.
Certain designated investment options may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any designated investment option at any time. In some cases, a designated investment option not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a designated investment option, please contact your financial intermediary or our Administrative Office.
74

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses (including any applicable fund facilitation fees) available on December 31, 2014. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:
Calling:	(800) 525-6205
Writing:	Transamerica Life Insurance Company Transamerica Financial Life Insurance Company 4333 Edgewood Road NE Cedar Rapids, IA 52499-0001
B-Share
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.736082 $10.000000	$11.305513 $10.736082	60,261.280 9,203.833
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.182807 $10.000000	$11.575911 $11.182807	542,177.270 202,156.745
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.572853 $10.000000	$9.898318 $9.572853	277,648.265 72,559.232
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.814889 $10.000000	$12.591497 $11.814889	521,782.334 139,625.304
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.915942 $10.000000	$12.947953 $11.915942	740,390.457 135,685.357
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.092651 $10.000000	$12.022287 $11.092651	273,204.004 133,395.960
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.007569 $10.000000	$10.213968 $10.007569	232,278.299 77,712.400
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.900559 $10.000000	$9.753638 $9.900559	552,991.301 369,356.451
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.423761 $10.000000	$10.639903 $10.423761	3,354,210.530 1,218,304.781
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.173136 $10.000000	$10.383067 $10.173136	506,327.759 161,863.050
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.766901 $10.000000	$10.948638 $10.766901	1,734,327.967 648,535.359
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.547700 $10.000000	$9.821416 $9.547700	427,907.606 338,890.611
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.547700 $10.000000	$9.821416 $9.547700	44,442.215 0.000
TA AB Dynamic Allocation - Service Class(4) Subaccount inception date May 1, 2013	2014 2013	$10.144110 $10.000000	$10.528328 $10.144110	382,786.689 164,123.157
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.603659 $10.000000	$12.795301 $11.603659	272,884.281 89,828.768
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.688997 $10.000000	$10.704160 $10.688977	806,988.533 290,422.825
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(5) Subaccount inception date November 10, 2014	2014	$9.998767	$9.907970	15,830.286
75

B-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(6) Subaccount inception date November 10, 2014	2014	$9.998767	$9.868054	57,752.539
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.562653 $10.000000	$10.932929 $10.562653	2,279,685.734 1,062,326.524
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.178335 $10.000000	$10.243698 $9.178335	293,348.493 132,719.253
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.967341 $10.000000	$11.650000 $10.967341	1,075,352.419 340,775.936
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.292971 $10.000000	$10.999811 $10.292971	1,783,972.987 700,100.118
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.716280 $10.000000	$11.420103 $10.716280	1,121,248.477 317,190.390
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.573701 $10.000000	$11.014442 $10.573701	157,311.158 113,061.658
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.137114 $10.000000	$10.461104 $10.137114	170,989.761 47,627.621
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.216487 $10.000000	$10.649061 $10.216487	150,718.453 95,186.410
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.102015 $10.000000	$10.344990 $11.102015	198,576.391 54,289.170
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.311215 $10.000000	$12.096220 $12.311215	131,642.141 43,197.745
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.437749 $10.000000	$11.087561 $10.437749	1,538,245.589 619,870.377
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.166237 $10.000000	$10.888512 $10.166237	232,491.193 105,628.761
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.793759 $10.000000	$11.312946 $10.793759	657,580.063 227,623.707
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.492111 $10.000000	$9.756515 $9.492111	1,065,241.955 518,558.234
TA PineBridge Inflation Opportunities- Service Class(7) Subaccount inception date May 1, 2013	2014 2013	$8.891705 $10.000000	$9.055195 $8.891705	338,029.436 174,430.368
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.866763 $10.000000	$13.466613 $12.866763	305,737.792 68,144.429
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.240128 $10.000000	$10.476993 $11.240128	105,923.732 33,057.840
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.477507 $10.000000	$10.791045 $10.477507	8,044,330.855 2,363,680.143
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.228484 $10.000000	$10.604339 $10.228484	781,162.937 269,936.394
TA Vanguard ETF - Growth - Service Class(8) Subaccount inception date May 1, 2013	2014 2013	$10.95884 $10.000000	$11.224368 $10.958846	5,843,346.997 1,525,463.500

Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.761224 $10.000000	$11.371714 $10.761224	37,128.764 14,995.732
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.208984 $10.000000	$11.643706 $11.208984	293,609.932 138,211.893
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.595288 $10.000000	$9.956305 $9.595288	552,968.936 146,080.294
76

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.842546 $10.000000	$12.665223 $11.842546	186,803.477 71,129.439
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.943820 $10.000000	$13.023761 $11.943820	170,921.732 52,765.149
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.118629 $10.000000	$12.092692 $11.118629	101,808.240 18,532.916
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.031013 $10.000000	$10.273798 $10.031013	130,725.778 46,472.543
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.923751 $10.000000	$9.810770 $9.923751	1,443,548.814 899,801.995
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.448174 $10.000000	$10.702212 $10.448174	9,739,945.304 3,730,758.901
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.196963 $10.000000	$10.443870 $10.196963	1,956,366.926 986,485.934
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.792110 $10.000000	$11.012768 $10.792110	2,772,568.093 1,068,568.547
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.570072 $10.000000	$9.878951 $9.570072	609,174.753 520,275.110
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.570072 $10.000000	$9.878951 $9.570072	0.000 0.000
TA AB Dynamic Allocation - Service Class(4) Subaccount inception date May 1, 2013	2014 2013	$10.167870 $10.000000	$10.589984 $10.167870	623,127.531 268,509.728
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.630812 $10.000000	$12.870208 $11.630812	25,626.680 7,256.513
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.714003 $10.000000	$10.766844 $10.714003	108,638.151 32,497.068
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(5) Subaccount Inception Date November 10, 2014	2014	$9.999055	$9.913106	76,379.514
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(6) Subaccount Inception Date November 10, 2014	2014	$9.999055	$9.9873176	92,576.759
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.587385 $10.000000	$10.996952 $10.587385	4,320,865.703 1,969,138.867
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.199845 $10.000000	$10.303687 $9.199845	41,164.836 12,860.930
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.993018 $10.000000	$11.718211 $10.993018	2,168,929.879 605,286.567
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.317071 $10.000000	$11.064219 $10.317071	5,553,032.401 1,731,470.954
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.741367 $10.000000	$11.486977 $10.741367	1,630,313.399 534,123.874
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.598459 $10.000000	$11.078940 $10.598459	1,411,034.605 559,528.3615
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.160853 $10.000000	$10.522376 $10.160853	72,118.454 49,973.106
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.240421 $10.000000	$10.711436 $10.240421	808,644.459 332,066.078
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.127981 $10.000000	$10.405556 $11.127981	66,623.112 22,301.612
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.340009 $10.000000	$12.167048 $12.340009	64,211.374 28,463.664
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2014 2013	$10.221398 $10.000000	$10.402812 $10.221398	11,466.650 2,592.569
77

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.462191 $10.000000	$11.152500 $10.462191	4,624,225.559 1,463,697.677
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.190054 $10.000000	$10.952289 $10.190054	828,513.026 318,136.507
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.819034 $10.000000	$11.379196 $10.819034	1,025,743.646 399,652.809
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.514350 $10.000000	$9.813662 $9.514350	2,057,386.825 999,005.652
TA PineBridge Inflation Opportunities- Service Class(7) Subaccount inception date May 1, 2013	2014 2013	$8.912553 $10.000000	$9.108264 $8.912553	634,739.686 245,406.237
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.896853 $10.000000	$13.545434 $12.896853	89,796.826 36,367.237
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.266414 $10.000000	$10.538329 $11.266414	68,345.199 20,897.827
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.502044 $10.000000	$10.854242 $10.502044	29,511,848.402 8,825,054.935
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.252434 $10.000000	$10.666439 $10.252434	2,724,971.946 875,220.175
TA Vanguard ETF - Growth - Service Class(8) Subaccount inception date May 1, 2013	2014 2013	$10.984499 $10.000000	$11.290100 $10.984499	10,727,843.524 3,424,842.904
C-Share
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.707426 $10.000000	$11.230363 $10.707426	811.084 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.152965 $10.000000	$11.498985 $11.152965	8,375.065 1,466.780
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.547280 $10.000000	$9.832499 $9.547280	11,256.709 1,815.406
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.783374 $10.000000	$12.507820 $11.783374	12,226.155 4,230.107
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.884149 $10.000000	$12.861910 $11.884149	11,316.328 4,909.629
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.063047 $10.000000	$11.942380 $11.063047	14,364.577 1,997.869
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.980853 $10.000000	$10.146079 $9.980853	7,902.719 287.883
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.874119 $10.000000	$9.688788 $9.874119	15,380.422 5,573.634
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.395937 $10.000000	$10.569164 $10.395937	51,906.971 38,791.540
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.145981 $10.000000	$10.314031 $10.145981	3,811.316 2,514.838
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.738168 $10.000000	$10.875866 $10.738168	223,746.841 9,775.439
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.522193 $10.000000	$9.756112 $9.522193	6,050.282 2,022.228
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.522193 $10.000000	$9.756112 $9.522193	0.000 0.000
78

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA AB Dynamic Allocation - Service Class(4) Subaccount inception date May 1, 2013	2014 2013	$10.117028 $10.000000	$10.458333 $10.117028	16,357.190 3,239.238
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.572700 $10.000000	$12.710268 $11.572700	60,730.462 2,624.079
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.660455 $10.000000	$10.633000 $10.660455	21,409.004 11,363.560
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(5) Subaccount inception date November 10, 2014	2014	$9.998439	$9.902116	0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(6) Subaccount inception date November 10, 2014	2014	$9.998439	$9.862222	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.534462 $10.000000	$10.860255 $10.534462	43,907.891 9,529.686
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.153815 $10.000000	$10.175588 $9.153815	3,859.222 204.168
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.938069 $10.000000	$11.572559 $10.938069	32,783.435 6,600.572
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.265484 $10.000000	$10.926676 $10.265484	59,980.890 25,530.491
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.687674 $10.000000	$11.344192 $10.687674	3,479.643 1,438.175
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.545478 $10.000000	$10.941218 $10.545478	0.000 0.000
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.110040 $10.000000	$10.391554 $10.110040	10,740.808 4,826.051
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.189211 $10.000000	$10.578272 $10.189211	4,756.319 3,204.545
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.072399 $10.000000	$10.276225 $11.072399	53,613.106 2,797.604
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.278394 $10.000000	$12.015839 $12.278394	9,494.094 3,585.144
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.409893 $10.000000	$11.013876 $10.409893	81,603.570 43,359.072
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.139103 $10.000000	$10.816153 $10.139103	11,043.253 2,180.229
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.764954 $10.000000	$11.237755 $10.764954	14,290.073 556.157
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.466752 $10.000000	$9.691647 $9.466752	194,889.381 32,790.324
TA PineBridge Inflation Opportunities- Service Class(7) Subaccount inception date May 1, 2013	2014 2013	$8.867938 $10.000000	$8.994968 $8.867938	11,661.024 8,649.772
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.832468 $10.000000	$13.377124 $12.832468	12,381.004 2,921.469
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.210143 $10.000000	$10.407336 $11.210143	50,593.389 935.393
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.449534 $10.000000	$10.719311 $10.449534	134,939.596 66,841.118
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.201181 $10.000000	$10.533842 $10.201181	11,369.144 3,755.106
TA Vanguard ETF - Growth - Service Class(8) Subaccount inception date May 1, 2013	2014 2013	$10.929605 $10.000000	$11.149760 $10.929605	322,858.268 282,854.970

79

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.732499 $10.000000	$11.296085 $10.732499	5,553.633 2,156.303
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.179081 $10.000000	$11.566317 $11.179081	89,492.556 52,330.532
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.569654 $10.000000	$9.890107 $9.569654	32,949.609 5,569.473
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.810950 $10.000000	$12.581044 $11.810950	29,999.823 9,822.023
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.911959 $10.000000	$12.937215 $11.911959	43,576.593 17,099.440
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.088942 $10.000000	$12.012257 $11.088942	45,266.437 6,173.877
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.004232 $10.000000	$10.205471 $10.004232	16,132.074 84,301.392
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.897251 $10.000000	$9.745501 $9.897251	177,829.583 57,870.277
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.420282 $10.000000	$10.631028 $10.420282	448,470.986 260,344.268
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.169739 $10.000000	$10.374400 $10.169739	113,636.988 21,828.140
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.763305 $10.000000	$10.939516 $10.763305	181,838.536 109,908.889
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.544504 $10.000000	$9.813221 $9.544504	21,000.087 4,015.540
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.544504 $10.000000	$9.813221 $9.544504	0.000 0.000
TA AB Dynamic Allocation - Service Class(4) Subaccount inception date May 1, 2013	2014 2013	$10.140718 $10.000000	$10.519547 $10.140718	14,852.396 9,430.201
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.599780 $10.000000	$12.784634 $11.599780	9,753.405 1,392.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.685410 $10.000000	$10.695234 $10.685410	43,812.597 5,265.608
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(5) Subaccount inception date November 10, 2014	2014	$9.998726	$9.907237	3,635.599
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(6) Subaccount inception date November 10, 2014	2014	$9.998726	$9.867326	808.923
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.559125 $10.000000	$10.923812 $10.559125	109,425.734 30,702.750
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.175268 $10.000000	$10.235148 $9.175268	16,043.348 2,015.854
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.963675 $10.000000	$11.640283 $10.963675	120,296.791 19,062.820
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.289523 $10.000000	$10.990632 $10.289523	149,717.012 27,869.605
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.712700 $10.000000	$11.410590 $10.712700	100,166.539 39,877.094
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.570162 $10.000000	$11.005249 $10.570162	0.000 0.000
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.133732 $10.000000	$10.452398 $10.133732	10,631.906 0.000
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.213076 $10.000000	$10.640187 $10.213076	20,313.570 0.000
80

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.098302 $10.000000	$10.336362 $11.098302	6,939.289 903.481
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.307103 $10.000000	$12.086135 $12.307103	3,678.608 329.927
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2014 2013	$10.215014 $10.000000	$10.354805 $10.215014	5,964.134 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.434264 $10.000000	$11.078331 $10.434264	116,215.786 41,882.250
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.162845 $10.000000	$10.879444 $10.162845	43,398.269 13,289.079
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.790157 $10.000000	$11.303506 $10.790157	64,301.331 12,497.564
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.488936 $10.000000	$9.748372 $9.488936	78,988.610 40,575.761
TA PineBridge Inflation Opportunities- Service Class(7) Subaccount inception date May 1, 2013	2014 2013	$8.888722 $10.000000	$9.047631 $8.888722	29,546.822 3,909.024
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.862470 $10.000000	$13.455383 $12.862470	4,739.599 2,044.119
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.236370 $10.000000	$10.468245 $11.236370	4,225.344 417.455
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.474011 $10.000000	$10.782050 $10.474011	756,398.166 324,141.525
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.225070 $10.000000	$10.595495 $10.225070	161,988.229 37,130.072
TA Vanguard ETF - Growth - Service Class(8) Subaccount inception date May 1, 2013	2014 2013	$10.955190 $10.000000	$11.215008 $10.955190	355,693.450 110,614.547
L-Share
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.711007 $10.000000	$11.239736 $10.711007	32,982.190 23,950.748
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.156691 $10.000000	$11.508571 $11.156691	467,645.277 124,246.861
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.550465 $10.000000	$9.840701 $9.550465	273,898.421 68,273.201
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.787317 $10.000000	$12.518255 $11.787317	199,745.633 61,268.689
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.888121 $10.000000	$12.872635 $11.888121	456,920.276 130,249.623
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.066747 $10.000000	$11.952351 $11.066747	147,271.196 25,153.215
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.984180 $10.000000	$10.154538 $9.984180	294,977.180 195,118.293
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.877422 $10.000000	$9.696876 $9.877422	479,584.358 398,611.180
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.399412 $10.000000	$10.577994 $10.399412	1,810,558.628 969,298.909
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.149364 $10.000000	$10.322630 $10.149364	220,958.529 145,292.804
81

L-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.741760 $10.000000	$10.884932 $10.741760	1,624,608.196 556,119.893
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.525381 $10.000000	$9.764256 $9.525381	416,100.039 152,068.066
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.525381 $10.000000	$9.764256 $9.525381	45,378.206 0.000
TA AB Dynamic Allocation - Service Class(4) Subaccount inception date May 1, 2013	2014 2013	$10.120413 $10.000000	$10.467068 $10.120413	149,814.109 87,419.820
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.576563 $10.000000	$12.720876 $11.576563	100,807.294 34,318.997
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.664010 $10.000000	$10.641864 $10.664010	414,574.278 152,124.030
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(5) Subaccount inception date November 10, 2014	2014	$9.998480	$9.902841	4,250.019
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(6) Subaccount inception date November 10, 2014	2014	$9.998480	$9.862946	17,663.371
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.537980 $10.000000	$10.869310 $10.537980	1,484,483.311 622,413.183
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.156876 $10.000000	$10.184071 $9.156876	131,337.396 41,240.898
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.941727 $10.000000	$11.582224 $10.941727	730,541.910 283,387.831
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.268922 $10.000000	$10.935810 $10.268922	1,171,194.793 505,160.442
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.691252 $10.000000	$11.353665 $10.691252	1,048,124.518 464,201.951
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.549000 $10.000000	$10.950353 $10.549000	226,174.990 67,871.566
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.113422 $10.000000	$10.400233 $10.113422	73,783.399 31,741.589
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.192617 $10.000000	$10.587100 $10.192617	120,706.051 50,224.027
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.076094 $10.000000	$10.284791 $11.076094	133,864.494 55,617.989
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.282490 $10.000000	$12.025854 $12.282490	50,751.746 25,495.762
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.413369 $10.000000	$11.023068 $10.413369	1,111,493.247 447,863.188
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.142494 $10.000000	$10.825170 $10.142494	197,003.768 63,851.665
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.768556 $10.000000	$11.247124 $10.768556	361,640.186 126,163.176
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.469916 $10.000000	$9.699736 $9.469916	695,135.185 406,244.058
TA PineBridge Inflation Opportunities- Service Class(7) Subaccount inception date May 1, 2013	2014 2013	$8.870906 $10.000000	$9.002487 $8.870906	262,887.081 94,596.042
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.836738 $10.000000	$13.388277 $12.836738	209,993.651 76,374.754
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.213892 $10.000000	$10.416026 $11.213892	56,231.083 10,364.029
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.453037 $10.000000	$10.728264 $10.453037	4,951,402.067 1,811,998.711
82

L-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.204584 $10.000000	$10.542635 $10.204584	456,655.384 140,874.387
TA Vanguard ETF - Growth - Service Class(8) Subaccount inception date May 1, 2013	2014 2013	$10.933258 $10.000000	$11.159064 $10.933258	3,985,463.190 1,629,355.721

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.736082 $10.000000	$11.305513 $10.736082	9,290.371 3,341.657
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.182807 $10.000000	$11.575911 $11.182807	95,272.296 40,691.480
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.572853 $10.000000	$9.898318 $9.572853	267,638.874 48,244.062
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.814889 $10.000000	$12.591497 $11.814889	59,543.877 28,219.573
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.915942 $10.000000	$12.947953 $11.915942	140,755.081 79,993.089
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.092651 $10.000000	$12.022287 $11.092651	126,709.755 98,079.100
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.007569 $10.000000	$10.213968 $10.007569	99,577.778 454,433.033
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.900559 $10.000000	$9.753638 $9.900559	484,704.900 384,089.323
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.423761 $10.000000	$10.639903 $10.423761	3,743,686.079 1,640,171.897
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.173136 $10.000000	$10.383067 $10.173136	756,495.092 288,617.052
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.766901 $10.000000	$10.948638 $10.766901	1,738,537.855 757,546.998
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.547700 $10.000000	$9.821416 $9.547700	229,240.493 118,019.127
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.547700 $10.000000	$9.821416 $9.547700	0.000 0.000
TA AB Dynamic Allocation - Service Class(4) Subaccount inception date May 1, 2013	2014 2013	$10.144110 $10.000000	$10.528328 $10.144110	233,040.756 105,114.053
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.603659 $10.000000	$12.795301 $11.603659	24,158.172 3,449.318
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.688977 $10.000000	$10.704160 $10.688977	107,725.203 83,325.946
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(5) Subaccount inception date November 10, 2014	2014	$9.998767	$9.907970	26,175.188
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(6) Subaccount inception date November 10, 2014	2014	$9.998767	$9.868054	27,999.912
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.562653 $10.000000	$10.932929 $10.562653	2,300,269.186 968,809.271
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.178335 $10.000000	$10.243698 $9.178335	28,645.858 15,048.486
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.967341 $10.000000	$11.650000 $10.967341	922,108.414 278,846.205
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.292971 $10.000000	$10.999811 $10.292971	2,858,440.096 1,039,380.138
83

L-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.716280 $10.000000	$11.420103 $10.716280	932,814.082 287,278.458
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.573701 $10.000000	$11.014442 $10.573701	17,315.781 15,046.200
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.137114 $10.000000	$10.461104 $10.137114	126,956.944 1,566.040
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.216487 $10.000000	$10.649061 $10.216487	11,510.579 8,474.244
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.102015 $10.000000	$10.344990 $11.102015	22,115.469 6,050.885
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.311215 $10.000000	$12.096220 $12.311215	16,288.672 3,643.075
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2014 2013	$10.215816 $10.000000	$10.360804 $10.215816	10,589.140 911.781
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.437749 $10.000000	$11.087561 $10.437749	1,940,470.405 663,747.387
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.166237 $10.000000	$10.888512 $10.166237	338,3796.125 154,285.485
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.793759 $10.000000	$11.312946 $10.793759	519,383.356 187,171.655
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.492111 $10.000000	$9.756515 $9.492111	638,582.276 256,632.708
TA PineBridge Inflation Opportunities- Service Class(7) Subaccount inception date May 1, 2013	2014 2013	$8.891705 $10.000000	$9.055195 $8.891705	657,388.039 83,161.041
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.866763 $10.000000	$13.466613 $12.866763	33,870.139 17,070.291
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.240128 $10.000000	$10.476993 $11.240128	1,634.284 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.477507 $10.000000	$10.791045 $10.477507	12,187,086.849 4,153,049.354
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.228484 $10.000000	$10.604339 $10.228484	1,051,554.155 472,504.182
TA Vanguard ETF - Growth - Service Class(8) Subaccount inception date May 1, 2013	2014 2013	$10.958846 $10.000000	$11.224368 $10.958846	6,394,792.700 2,385,027.830
X-Share
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.711007 $10.000000	$11.239736 $10.711007	9,000.968 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.156691 $10.000000	$11.508571 $11.156691	124,625.235 75,409.507
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.550465 $10.000000	$9.840701 $9.550465	72,895.435 27,207.388
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.787317 $10.000000	$12.518255 $11.787317	73,729.957 7,390.560
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.888121 $10.000000	$12.872635 $11.888121	47,941.594 4,060.769
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.066747 $10.000000	$11.952351 $11.066747	18,827.809 8,454.234
84

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.984180 $10.000000	$10.154538 $9.984180	57,029.035 17,471.857
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.877422 $10.000000	$9.696876 $9.877422	396,217.631 90,198.082
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.399412 $10.000000	$10.577994 $10.399412	830,633.242 261,775.976
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.149364 $10.000000	$10.322630 $10.149364	121,293.408 68,183.031
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.741760 $10.000000	$10.884932 $10.741760	438,730.559 181,462.867
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.525381 $10.000000	$9.764256 $9.525381	95,314.411 210,089.217
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.525381 $10.000000	$9.764256 $9.525381	0.000 0.000
TA AB Dynamic Allocation - Service Class(4) Subaccount inception date May 1, 2013	2014 2013	$10.120413 $10.000000	$10.467068 $10.120413	133,988.797 61,980.123
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.576563 $10.000000	$12.720876 $11.576563	25,568.190 2,148.970
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.664010 $10.000000	$10.641864 $10.664010	55,897.666 7,586.979
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(5) Subaccount inception date November 10, 2014	2014	$9.998480	$9.902841	7,071.562
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(6) Subaccount inception date November 10, 2014	2014	$9.998480	$9.862946	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.537980 $10.000000	$10.869310 $10.537980	646,604.816 214,649.401
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.156876 $10.000000	$10.184071 $9.156876	55,759.507 11,426.843
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.941727 $10.000000	$11.582224 $10.941727	305,553.448 151,816.419
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.268922 $10.000000	$10.935810 $10.268922	426,931.812 153,557.869
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.691252 $10.000000	$11.353665 $10.691252	375,317.508 152,318.000
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.549000 $10.000000	$10.950353 $10.549000	0.000 0.000
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.113422 $10.000000	$10.400233 $10.113422	0.000 0.000
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.192617 $10.000000	$10.587100 $10.192617	0.000 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.076094 $10.000000	$10.284791 $11.076094	71,917.815 22,044.900
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.282490 $10.000000	$12.025854 $12.282490	10,292.833 1,753.473
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.413369 $10.000000	$11.023068 $10.413369	277,947.180 85,136.975
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.142494 $10.000000	$10.825170 $10.142494	77,364.845 28,996.096
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.768556 $10.000000	$11.247124 $10.768556	184,636.573 81,578.800
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.469916 $10.000000	$9.699736 $9.469916	189,805.930 101,190.096
85

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA PineBridge Inflation Opportunities- Service Class(7) Subaccount inception date May 1, 2013	2014 2013	$8.870906 $10.000000	$9.002487 $8.870906	86,578.965 112,955.236
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.836738 $10.000000	$13.388277 $12.836738	56,661.441 8,070.959
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.213892 $10.000000	$10.416026 $11.213892	5,841.191 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.453037 $10.000000	$10.728264 $10.453037	1,381,841.447 493,178.589
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.204584 $10.000000	$10.542635 $10.204584	341,982.745 149,500.111
TA Vanguard ETF - Growth - Service Class(8) Subaccount inception date May 1, 2013	2014 2013	$10.933258 $10.000000	$11.159064 $10.933258	1,124,097.518 526,666.776

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.736082 $10.000000	$11.305513 $10.736082	5,712.878 2,961.832
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.182807 $10.000000	$11.575911 $11.182807	27,674.658 5,460.794
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.572853 $10.000000	$9.898318 $9.572853	144,000.792 20,894.979
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.814889 $10.000000	$12.591497 $11.814889	16,705.093 5,605.280
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.915942 $10.000000	$12.947953 $11.915942	25,761.866 2,342.830
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.092651 $10.000000	$12.022287 $11.092651	27,202.761 787.780
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.007569 $10.000000	$10.213968 $10.007569	359,921.125 159,376.034
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.900559 $10.000000	$9.753638 $9.900559	225,841.736 165,630.010
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.423761 $10.000000	$10.639903 $10.423761	792,280.900 380,104.083
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.173136 $10.000000	$10.383067 $10.173136	153,383.211 52,488.177
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.766901 $10.000000	$10.948638 $10.766901	416,605.109 132,560.522
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.547700 $10.000000	$9.821416 $9.547700	97,541.816 64,588.028
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.547700 $10.000000	$9.821416 $9.547700	0.000 0.000
TA AB Dynamic Allocation - Service Class(4) Subaccount inception date May 1, 2013	2014 2013	$10.144110 $10.000000	$10.528328 $10.144110	77,646.183 43,283.804
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.603659 $10.000000	$12.795301 $11.603659	26,922.556 1,618.992
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.688977 $10.000000	$10.704160 $10.688977	34,490.769 5,947.822
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(5) Subaccount inception date November 10, 2014	2014	$9.998767	$9.907970	208.956
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(6) Subaccount inception date November 10, 2014	2014	$9.998767	$9.868054	8,648.691
86

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.562653 $10.000000	$10.932929 $10.562653	575,485.283 182,959.852
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.178335 $10.000000	$10.243698 $9.178335	12,732.147 2,807.881
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.967341 $10.000000	$11.650000 $10.967341	293,151.516 136,034.029
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.292971 $10.000000	$10.999811 $10.292971	533,914.082 262,180.810
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.716280 $10.000000	$11.420103 $10.716280	251,893.282 68,616.863
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.573701 $10.000000	$11.014442 $10.573701	7,440.003 1,093.083
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.137114 $10.000000	$10.461104 $10.137114	6,632.632 1,132.932
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.216487 $10.000000	$10.649061 $10.216487	7,261.637 1,048.874
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.102015 $10.000000	$10.344990 $11.102015	14,411.718 902.411
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.311215 $10.000000	$12.096220 $12.311215	1,233.186 2,596.771
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2014 2013	$10.215816 $10.000000	$10.360804 $10.215816	85.504 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.437749 $10.000000	$11.087561 $10.437749	321,799.270 82,776.931
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.166237 $10.000000	$10.888512 $10.166237	106,443.342 28,507.539
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.793759 $10.000000	$11.312946 $10.793759	175,250.569 71,227.478
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.492111 $10.000000	$9.756515 $9.492111	199,029.260 51,271.286
TA PineBridge Inflation Opportunities- Service Class(7) Subaccount inception date May 1, 2013	2014 2013	$8.891705 $10.000000	$9.055195 $8.891705	74,383.514 19,115.452
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.866763 $10.000000	$13.466613 $12.866763	17,924.395 11,818.614
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.240128 $10.000000	$10.476993 $11.240128	1,195.579 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.477507 $10.000000	$10.791045 $10.477507	1,646,991.494 405,855.260
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.228484 $10.000000	$10.604339 $10.228484	428,411.367 298,286.411
87

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA Vanguard ETF - Growth - Service Class(8) Subaccount inception date May 1, 2013	2014 2013	$10.958846 $10.000000	$11.224368 $10.958846	1,260,467.572 386,346.006
(1)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	Effective May 1, 2015, AllianceBernstein Balanced Wealth Strategy Portfolio will be renamed AB Balanced Wealth Strategy Portfolio.
(4)	TA AllianceBernstein Dynamic Allocation will be renamed TA AB Dynamic Allocation on or about May 1, 2015
(5)	TA BlackRock Global Allocation Managed Risk – Balanced was available on or about November 10, 2014.
(6)	TA BlackRock Global Allocation Managed Risk – Growth was available on or about November 10, 2014.
(7)	Effective on or about November 10, 2014 TA PIMCO Real Return TIPS was renamed TA PineBridge Inflation Opportunities.
(8)	Effective close of business November 7, 2014 TA Vanguard ETF Portfolio – Aggressive Growth was merged into TA Vanguard ETF Portfolio – Growth.
TA American Funds Managed Risk had not commenced operations as of December 31, 2014, therefore, comparable data is not available.
88

APPENDIX
Excess Interest Adjustment Examples
Surrenders (full and partial), transfers, death benefits and amounts applied to an annuity option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment (“EIA”). If, at the time of such transactions the guaranteed interest rate set by us for the applicable period has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if the guaranteed interest rate set by us for the applicable period has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.
Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy's minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.
The formula that will be used to determine the excess interest adjustment is:
S* (G-C)* (M/12)
S	=	Is the amount (before surrender charges, premium taxes and the application of any Guaranteed Minimum Death Benefits, if any) being surrendered, withdrawn, transferred, paid upon death, or applied to an income option that is subject to the excess interest adjustment.
G	=	Is the guaranteed interest rate for the guaranteed period applicable to “S”;
C	=	Is the current guaranteed interest rate then being offered on new premium payments for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month; and
M	=	Number of months remaining in the current option period for “S”, rounded up to the next higher whole number of months.
*	=	multiplication
The following examples are for illustrative purposes only and are calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal. In the following examples ^ denotes exponentiation. Please note the exponentiation represents the compounding of the interest rate.
89

Excess Interest Adjustment Examples — (Continued)
Example 1 (Full Surrender, rates increase by 3%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Guaranteed minimum interest rate = 1.50%
Surrender in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment S*(G-C)*(M/12) where:	G = .055 C = .085 M = 42
= -5,250.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 51,129.21 - 54,181.21 = -3,052.00
Adjusted policy value = policy value + excess interest adjustment	= 54,181.21 + (-3,052.00) = 51,129.21
Upon full surrender of the policy, the net surrender value (adjusted policy value less any surrender charge) will never be less than that required by the non-forfeiture laws of your state.
Example 2 (Full Surrender, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Guaranteed minimum interest rate = 1.50%
Surrender in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment S* (G-C)* (M/12) where:	G = .055 C = .045 M = 42 = 50,000.00 * (.055-.045) * (42/12) = 1,750.00
Adjusted policy value	= 54,181.21 + 1,750.00 = 55,931.21
Upon full surrender of the policy, the net surrender value will never by less than that required by the non-forfeiture laws of your state. For the purpose of these illustrations no surrender charges are assumed.
90

Excess Interest Adjustment Examples — (Continued)
On a partial surrender, we will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:
R - E + SC
R	=	the requested partial surrender;
E	=	the excess interest adjustment; and
SC	=	the surrender charges on (EPW - E): where
EPW	=	the excess partial withdrawal amount.
Example 3 (Partial Surrender, rates increase by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Partial Surrender of $20,000 in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment S*(G-C)*(M/12) where:	S = 20,000 – 4,181.21 = 15,818.79 G = .055 C = .065 M = 42 = 15,818.79 * (.055 - .065) * (42/12) = -553.66
Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge) = 54,181.21 - (20,000.00 - (-553.66) + 0.00) = 33,627.55
Example 4 (Partial Surrender, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Partial Surrender of $20,000 in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment S*(G-C)*(M/12) where:	S = 20,000 – 4,181.21 = 15,818.79 G = .055 C = .045 M = 42 = 15,818.79 * (.055 - .045)* (42/12) = 553.66
Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge) = 54,181.21 - (20,000.00 – 553.66 + 0.00) = 34,734.87
91

APPENDIX
Death Benefit
Adjusted Withdrawals. If you make a partial surrender (withdrawal), then your guaranteed minimum death benefit is reduced by an amount called the adjusted withdrawal. The amount of the reduction depends on the relationship between your death proceeds and policy value. The adjusted withdrawal is equal to the gross withdrawal multiplied by the death proceeds immediately prior to the withdrawal divided by the policy value immediately prior to the withdrawal. The formula is AW = GW x (DP/PV) where:
AW = adjusted withdrawal
GW= gross withdrawal
DP = death proceeds prior to the withdrawal = greatest of (PV, CV, or GMDB)
PV = policy value prior to the withdrawal
GMDB = guaranteed minimum death benefit prior to the withdrawal
CV = cash value prior to the withdrawal
The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.
Example 1: Death Proceeds Greater than Policy Value
Assumptions:
GMDB = $75,000
PV = $50,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$50,000) = $23,241
Summary:
Reduction in guaranteed minimum death benefit	=$23,241
Reduction in policy value	=$15,494
New guaranteed minimum death benefit amount	=$51,759
New policy value (after withdrawal)	=$34,506
The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value immediately prior to the withdrawal.
Example 2: Death Proceeds Equal to Policy Value
Assumptions:
GMDB = $50,000
PV = $75,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$75,000) = $15,494
Summary:
Reduction in guaranteed minimum death benefit	=$15,494
Reduction in policy value	=$15,494
New guaranteed minimum death benefit amount	=$34,506
New policy value (after withdrawal)	=$59,506
The guaranteed minimum death benefit and policy value are reduced by the same amount because the policy value was greater than the guaranteed minimum death benefit immediately prior to the withdrawal.
These examples are for illustrative purposes only. The purpose of these illustrations is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.
92

Death Benefit — (Continued)
Hypothetical Example
In this example, certain death benefit values at various points in time are depicted based on hypothetical assumed rates of performance. This example is for illustrative purposes only and assumes a single $100,000 premium payment by a sole owner and annuitant who is age 50. It further assumes no subsequent premium payments or withdrawals. The difference between the two “Policy Value” columns is the fee for the guaranteed minimum death benefit.
End of Year	Net Rate of Return for Fund*	Policy Value (No GMDB Elected)	Policy Value (Return of Premium GMDB Elected)	Return of Premium GMDB	Policy Value (Annual Step-up GMDB Elected)	Annual Step-Up GMDB
Issue	N/A	$100,000	$100,000	$100,000	$100,000	$100,000
1	-4%	$ 94,850	$ 94,700	$100,000	$ 94,500	$100,000
2	18%	$110,832	$110,515	$100,000	$110,093	$110,093
3	15%	$126,182	$125,655	$100,000	$124,955	$124,955
4	-7%	$115,899	$115,226	$100,000	$114,334	$124,955
5	2%	$116,884	$116,033	$100,000	$114,905	$124,955
6	10%	$127,228	$126,127	$100,000	$124,672	$124,955
7	14%	$143,577	$142,146	$100,000	$140,257	$140,257
8	-3%	$137,618	$136,033	$100,000	$133,945	$140,257
9	17%	$159,431	$157,391	$100,000	$154,706	$154,706
10	6%	$167,163	$164,788	$100,000	$161,668	$161,668
*	The assumed rate does reflect the deduction of a hypothetical fund fee but does not reflect the deduction of any other fees, charges or taxes. The death benefit values do reflect the deduction of hypothetical base policy fees and hypothetical death benefit fees. For purposes of this example we assumed a Mortality and Expense Risk Fee and Administrative Charge of 1.15% for Policy Value, 1.30% for Return of Premium and 1.50% for Annual Step-Up. Different hypothetical returns and fees would produce different results.
93

APPENDIX
ADDITIONAL DEATH DISTRIBUTION RIDER
The following example illustrates the Additional Death Distribution additional death benefit payable by this rider as well as the effect of a partial surrender on the Additional Death Distribution benefit amount. The annuitant is less than age 71 on the Rider Date.
Example 1
Assumptions:
Policy value on the rider date = $100,000
Premiums paid after the rider date before surrender = $25,000
Gross partial surrenders after the rider date = $30,000
Policy value on date of surrender = $150,000
Summary:
Rider earnings on date of surrender (policy value on date of surrender – policy value on rider date – premiums paid after rider date + surrenders since rider date that exceeded rider earnings = $150,000 - $100,000 - $25,000 + 0):	$ 25,000
Amount of surrender that exceeds rider earnings ($30,000 - $25,000):	$ 5,000
Base policy death benefit (assumed) on the date of death benefit calculation:	$200,000
Policy value on the date of death benefit calculations:	$175,000
Rider earnings (= policy value on date of death benefit calculations – policy value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $175,000 - $100,000 - $25,000 + $5,000):	$ 55,000
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $55,000):	$ 22,000
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$222,000
Example 2
Assumptions:
Policy value on the rider date = $100,000
Premiums paid after the rider date before surrender = $0
Gross partial surrenders after the rider date = $0
Base policy death benefit (assumed) on the date of death benefit calculation = $100,000
Policy value on the date of death benefit calculations = $75,000
Summary:
Rider earnings (= policy value on date of death benefit calculations – policy value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $75,000 - $100,000 - $0 + $0):	$ 0
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $0):	$ 0
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$100,000
94

APPENDIX
ADDITIONAL DEATH DISTRIBUTION+ RIDER
Assume the Additional Death Distribution+ is added to a new policy opened with $100,000 initial premium payment. The annuitant is less than age 71 on the rider date. On the first and second rider anniversaries, the policy value is $110,000 and $95,000 respectively when the rider fees are deducted. The annuitant adds a $25,000 premium payment in the 3rd rider year when the policy value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th rider year when the policy value is equal to $145,000. After 5 years, the policy value is equal to $130,000 and the death proceeds are equal to $145,000.
Example 1
Assumptions:
Account value on rider date (equals initial policy value since new policy) = $100,000
Additional death benefit during first rider year = $0
Rider fee on first rider anniversary (= rider fee * policy value = 0.55% * $110,000) = $605
Additional death benefit during 2nd rider year (= sum of total rider fees paid) = $605
Summary:
Rider fee on second rider anniversary (= rider fee * policy value = 0.55% * $95,000)	$ 522.50
Additional death benefit during 3rd rider year (= sum of total rider fees paid = $605 + $522.50)	$ 1,127.50
Rider benefit base in 3rd rider year prior to premium addition (= account value less premiums added since rider date = $115,000 – $0)	$115,000.00
Rider benefit base in 3rd rider year after premium addition (= $140,000 - $25,000)	$115,000.00
Rider benefit base in 4th rider year prior to withdrawal (= account value less premiums added since rider date = $145,000 - $25,000)	$120,000.00
Rider benefit base in 4th rider year after withdrawal = (account value less premiums added since rider date =$110,000 - $25,000)	$ 85,000.00
Rider benefit base in 5th rider year (= $130,000 - $25,000)	$105,000.00
Additional death benefit = rider benefit percentage * rider benefit base = 30% * $105,000	$ 31,500.00
Total death proceeds in 5th rider year (= base policy death proceeds + additional death benefit amount = $145,000 + $31,500)	$176,500.00
95

APPENDIX
Guaranteed Lifetime Withdrawal Benefit Comparison Table
Important aspects of the Guaranteed Principal SolutionSM Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider are summarized in the following chart.
Note: The Guaranteed Principal SolutionSM Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider and any additional options available under these riders, may vary for certain policies and may not be available for all policies or in all states. You should consult with tax and financial professionals to determine which of these riders is appropriate for you.
Guaranteed Principal SolutionSM Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Benefit:
Provides:
(1) Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value (calculated as described below). After that date, the guaranteed future value equals zero.
(2) Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount (calculated as described below) regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.	Benefit:
Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment options that you select.
(2) Growth—On each of the first 10 rider anniversaries, we add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary. The growth percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.	Benefit:
Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment options that you select–if you invest in certain designated investment options.
(2) Growth—On each of the first 10 rider anniversaries, we add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
For riders issued on or after

May 1, 2014................................................5.5%
For riders issued prior to
May 1, 2014................................................5.0%
(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.
Upgrades:
(1) Before the annuitant's 86th birthday, you can upgrade the total withdrawal base (for GMWB) and the guaranteed future value (for GMAB) by sending us written notice.
(2) If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee).	Upgrades:
You may request by sending us written notice. If you elect to manually reset, the current rider terminates and a new rider is issued (which may have a higher rider fee percentage and lower growth rate percentage.) If you have elected the joint life option under the rider, you cannot elect a manual reset if the annuitant or the annuitant's spouse is 86 or older (unless state law requires a lower maximum age).
96

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)
Guaranteed Principal SolutionSM Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Additional Options:
Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner). The use of joint life option may not be permitted in the case of certain non-natural owners.	Additional Options:
(1) Death Benefit Option—You may add an amount to the death benefit payable under the base policy.
(2) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner). The use of joint life option may not be permitted in the case of certain non-natural owners.
(3) Income EnhancementSM Option—If the rider has been in effect for at least 12 months, then you may elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal percentage if either the annuitant or the annuitant's spouse, if the joint life option is elected, is confined in a hospital or nursing facility because of a medical necessity, and has been so confined for an “elimination period” (i.e., 180 days within the last 365 days). You cannot elect this option if the qualifying person(s) is/are already confined in a hospital or nursing facility when the rider is elected. In addition, the increase to the withdrawal percentage stops when the qualifying person(s) is/are no longer confined.
Availability: 0 - 80 (unless state law requires a lower maximum issue age	Availability: Younger than age 86 (unless state law requires a lower maximum issue age)	Availability: Younger than age 86 (unless state law requires a lower maximum issue age)
Current Charge: 1.25% of total withdrawal base on each rider anniversary under the “principal back” withdrawal guarantee under the rider.	Current Charge: 1.25% annually (single life and joint life) of withdrawal base deducted on each rider quarter.	Current Charge:
(1) for Base Benefit only—(single and joint life) of withdrawal base deducted on each rider quarter:
For riders issued on or after

May 1, 2014................0.70% to 1.45% annually
For riders issued prior to
May 1, 2014................0.70% to 1.55% annually
(2) with Death Benefit Option—0.40% (single life) or 0.35% (joint life) annually of withdrawal base deducted on each rider quarter, in addition to the base benefit fee;
(3) with Income EnhancementSM Option—0.30% (single life) or 0.50% (joint life) annually of withdrawal base deducted on each rider quarter, in addition to the base benefit fee.
Investment Restrictions:
Portfolio Allocation Method (“PAM”)—We monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts between investment options that we designate and the variable investment options that you select.	Investment Restrictions: You must allocate 100% of your policy value to one or more investment options that we designate.	Investment Restrictions: You must allocate 100% of your policy value to one or more investment options that we designate.
Withdrawal Option:
5% For Life - Policyholder can withdraw up to 5% of the 5% For Life total withdrawal base each year starting with the rider anniversary following the annuitant's 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life Minimum Remaining Withdrawal Amount has reached zero.	Withdrawal Percentages (Single Life): The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
Withdrawal Percentages (Single Life):

0-58..................................................................0.0%
59-64................................................................4.0%
65-79................................................................5.0%
80+...................................................................6.0%
97

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)
Guaranteed Principal SolutionSM Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Withdrawal Option:
7% Principal Back - Policyholder can withdraw up to 7% of the 7% Principal Back total withdrawal base per year until at least the time at which the 7% Principal Back minimum remaining withdrawal amount has reached zero.	Withdrawal Percentages (Joint Life): The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
Withdrawal Percentages (Joint Life):

For riders issued on or after May 1, 2014
0-58..................................................................0.0%
59-64..............................................................3.75%
65-79..............................................................4.75%
80+.................................................................5.75%
For riders issued prior to May 1, 2014

0-58..................................................................0.0%
59-64................................................................3.5%
65-79................................................................4.5%
80+...................................................................5.5%
98

APPENDIX
GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS
The following examples show the effect of withdrawals on the benefits under the Guaranteed Principal SolutionSM Rider.
GUARANTEED MINIMUM ACCUMULATION BENEFIT
Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:
1)	the gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the amount of gross partial withdrawal;
B	is the policy value immediately prior to the gross partial withdrawal; and
C	is the guaranteed future value immediately prior to the gross partial withdrawal.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.
Example 1:
Assumptions:
Policy value prior to withdrawal (“PV”) = $90,000
Guaranteed future value prior to withdrawal (“GFV”) = $100,000
Gross withdrawal amount (“WD”) = $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $90,000) * $100,000 = $11,111.11
Step Two.  Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?
$11,111.11 pro rata amount
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $11,111.11 = $88,888.89
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.
Example 2:
Assumptions:
PV = $120,000
GFV= $100,000
WD= $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $120,000) * $100,000 = $8,333.33
Step Two.  Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?
$10,000 withdrawal
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $10,000 = $90,000
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.
GUARANTEED LIFETIME WITHDRAWAL BENEFIT
Total Withdrawal Base.  Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
99

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the total withdrawal base prior to the withdrawal of the excess amount.
Minimum Remaining Withdrawal Amount.  Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Minimum remaining withdrawal amount (“MRWA”)
2.	Total withdrawal base (“TWB”)
3.	Maximum annual withdrawal amount (“MAWA”)
Example 1 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $7,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)
2.	$100,000 - $7,000 = $93,000.
Result.  In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.
Example 2 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $8,000
EWD = $1,000 ($8,000 - $7,000)
PV = $90,000
You = Owner and Annuitant (Age 60)
100

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $8,000 - $7,000 = $1,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 7% WD)) * (MRWA - 7% WD)
2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?
$1,120.48 pro rata amount
Step Four.  What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 + $1,120.48 (pro rata excess) = $8,120.48
2.	$100,000 - $8,120.48 = $91,879.52
Result.  The “principal back” minimum remaining withdrawal amount is $91,879.52.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).
New “principal back” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 7% WD)) * TWB before any adjustments
2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?
$1,204.82 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $1,204.82 = $98,795.18
Result.   The new “principal back” total withdrawal base is $98,795.18
New “principal back” maximum annual withdrawal amount:
Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “principal back” maximum annual withdrawal amount?
$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66
Result.  Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.
Example 3 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $5,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.
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GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).
2.	$100,000 - $5,000 = $95,000.
Result.  In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.
Example 4 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $7,000 - $5,000 = $2,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)
2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?
$2,235.29 pro rata amount
Step Four.  What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 + $2,235.29 (pro rata excess) = $7,235.29
2.	$100,000 - $7,235.29 = $92,764.71
Result.   The “for life” minimum remaining withdrawal amount is $92,764.71.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).
New “for life” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result.   The new “for life” total withdrawal base is $97,647.06
102

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
New “for life” maximum annual withdrawal amount:
Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “for life” maximum annual withdrawal amount?
$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35
Result.  Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.
103

APPENDIX
PAM METHOD TRANSFERS
To make the Guaranteed Principal SolutionSM Rider available, we monitor your policy value and guarantees under the rider daily and periodically transfer amounts between your selected investment options and the PAM Subaccount. We determine the amount and timing of PAM Method transfers between the investment options and the PAM Subaccount according to a mathematical model.
The mathematical model is designed to calculate how much of your policy value should be allocated to the PAM Subaccount. Based on this calculation, transfers into or out of the PAM Subaccount will occur. The formula is:
Percent of Policy Value required in PAM Subaccount (or X) = e-Dividend*Time *(1- NormDist(d1))
where:
e = Base of the Natural Logarithm
NormDist = Cumulative Standard Normal Distribution
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
In order to calculate the percent of policy value required in the PAM Subaccount, we must first calculate d1:
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
where:
ln = Natural Logarithm Function
G = Guarantee Ratio
R = Rate
F = Fees
V = Volatility
T = Time
After calculating d1, the percent of policy value required in the PAM Subaccount can be calculated. Once calculated, appropriate transfers into or out of the PAM Subaccount will occur.
Following is a brief discussion of the values used in the formula.
♦	The POLICY VALUE includes the value in both the investment options and in the PAM Subaccount.
♦	The GUARANTEE RATIO is the policy value divided by 7% “Principal Back” Minimum Remaining Withdrawal Amount.
♦	The RATE is the interest rate used for the PAM Method. It is based on a long-term expectation based on historical interest rates and may vary over time.
♦	The FEES is an approximation of average policy fees and charges associated with policies that have elected the Guaranteed Principal SolutionSM Rider. This value may change over time.
♦	The VOLATILITY represents the volatility of the returns of policy value for all in force policies and is based on the long-term expectation of the degree to which the policy values tend to fluctuate. This value may vary over time.
♦	The TIME is an approximation based on actuarial calculations of historical average number of years (including any fraction) which we anticipate remain until any potential payments are made under the benefit. This value may vary over time.
♦	The PERCENT OF POLICY VALUE TO BE ALLOCATED TO THE PAM SUBACCOUNT is computed for each policy. Ultimately the allocation for a policy takes into account the guarantees under the rider and the limit on allocations to the PAM Subaccount.
♦	The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.
♦	The NATURAL LOGARITHM function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.
104

PAM METHOD TRANSFERS — (Continued)
Example:
Day 1: Policy Value Declines by 10%
For purposes of this example we will assume that the policy value declines by 10% to $90,000 the day after the rider issue date from the initial premium amount of $100,000 producing a guarantee ratio of 90% ($90,000/$100,000). We will also assume:
Guarantee Ratio = 90%
Rate = 4.5%
Volatility = 10%
Fees = 3%
Time = 20
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(.90)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]
d1=.658832
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1-NormDist(d1))
X= (2.718282 ^ -.03 * 20) * (1 – NormDist(.658832))
X = 13.9948%
Therefore, 13.9948% of the policy value is transferred to the PAM Subaccount, resulting in a total transfer of $12,595.32.
Day 2: Policy Value Recovers to 105% of Initial Value after the 10% Decline
For purposes of this example we will assume that after the policy value declined to $90,000 it recovered the next day to $105,000 producing a guarantee ratio of 105% ($105,000/$100,000). We will also assume:
Guarantee Ratio = 105%
Rate = 4.5%
Volatility = 10%
Fees = 3%
Time = 20
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(1.05)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]
d1= 1.003524
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))
X= (2.718282 ^ -.03 * 20) * (1 – NormDist(1.003524))
X = 8.6605%
While the mathematical model would suggest we transfer only a portion of the policy value in the PAM Subaccount into your investment options (leaving 8.6605% in the PAM Subaccount), all of the policy value in the PAM Subaccount will be transferred into your investment options. If the Guarantee Ratio equals or exceeds 100%, then your policy value is greater than or equal to the value of the guarantee and there is no current need for any policy value to be allocated to the PAM Subaccount.
105

APPENDIX
Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit Riders
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Withdrawal Base (“WB”) (also referred to as Total Withdrawal Base (“TWB”) for some riders);
2.	Rider Withdrawal Amount (“RWA”) (also referred to as Maximum Annual Withdrawal Amount (“MAWA”) for some riders); and
3.	Rider Death Benefit (“RDB”) (also referred to as Minimum Remaining Withdrawal Amount (“MRWA”) for some riders (if applicable)).
Withdrawal Base.  Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the withdrawal base prior to the withdrawal of the excess amount.
Rider Death Benefit.  Gross partial withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under a guaranteed lifetime withdrawal benefit. The withdrawal percentages shown may not be available on all riders. Certain features (growth and rider death benefits) may not be available on all riders. For information regarding a specific rider, please refer to that rider section in this prospectus.
Example 1 (Base):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
Gross partial withdrawal (“GPWD”) = $5,000
Excess withdrawal (“EWD”) = None
Policy Value (“PV”) = $100,000
Question: Is any portion of the withdrawal greater than the rider withdrawal amount?
No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.
Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.
106

Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Example 2 (Excess Withdrawal):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
GPWD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
New withdrawal base:
Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.
Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result. The new withdrawal base is $97,647.06
New rider withdrawal amount:
Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.
Question: What is the new rider withdrawal amount?
$97,647.06 (the adjusted withdrawal base) * 5% = $4,882.35
Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the withdrawal base (assuming there are no future automatic step-ups).
Example 3 (Base demonstrating growth):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Question:   Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Result.   In this example, because no portion of the withdrawal was in excess of $8,144, the withdrawal base does not change.
107

Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Example 4 (Base demonstrating WB growth with Additional Death Payment Option):
Assumptions:
Withdrawal Percentage = 5%
WB at rider issue = $100,000
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Step One.  Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Step Two.  What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (there is no excess to deduct)
2.	$100,000 - $8,144 = $91,856.
Result.  In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the rider death benefit reduces to $91,856.
Example 5 (Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):
Assumptions:
Withdrawal Percentage = 5%.
WB at rider issue = $100,000
Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889.
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken and the growth stops on the 10th rider anniversary.
GPWD = $10,000
EWD = $1,856 ($10,000 - $8,144)
PV = $90,000 in 10 years
Step One.  Is any portion of the total withdrawal greater than the rider withdrawal amount?
Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)
Step Two.  Calculate how much of the rider death benefit is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)
2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74
Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?
$2,082.74 pro rata amount.
Step Four. What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $2,082.74 (pro rata excess) = $10,226.74
2.	$100,000 - $10,226.74 = $89,773.26.
Result. The rider benefit is $89,773.26.
108

Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Note: Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
The Retirement Income Max® and Retirement Income Choice® 1.6 riders and any additional options they offer may vary for certain policies, may not be available for all policies, and may not be available in all states.
This disclosure explains the material features of the Retirement Income Max® and Retirement Income Choice® 1.6 riders.
109

APPENDIX
Hypothetical Example of the Withdrawal Base Calculation -Retirement Income Max® Rider
The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Retirement Income Max® Rider using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values.
Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Growth Amount*	High MonthiversarySM Value	Withdrawal Base	Rider Withdrawal Amount
	$100,000	$	$	$		$$100,000	$100,000	$ 6,300
1	$102,000	$	$	$		$$102,000	$100,000	$ 6,300
1	$105,060	$	$	$		$$105,060	$100,000	$ 6,300
1	$107,161	$	$	$		$$107,161	$100,000	$ 6,300
1	$110,376	$	$	$		$$110,376	$100,000	$ 6,300
1	$112,584	$	$	$		$$112,584	$100,000	$ 6,300
1	$115,961	$	$	$		$$115,961	$100,000	$ 6,300
1	$118,280	$	$	$		$$118,280	$100,000	$ 6,300
1	$121,829	$	$	$		$$121,829	$100,000	$ 6,300
1	$124,265	$	$	$		$$124,265	$100,000	$ 6,300
1	$120,537	$	$	$		$$124,265	$100,000	$ 6,300
1	$115,716	$	$	$		$$124,265	$100,000	$ 6,300
1	$109,930	$	$		$$105,000	$124,265	$124,265 [1]	$ 7,829
2	$112,129	$	$	$		$$112,129	$124,265	$ 7,829
2	$115,492	$	$	$		$$115,492	$124,265	$ 7,829
2	$117,802	$	$	$		$$117,802	$124,265	$ 7,829
2	$121,336	$	$	$		$$121,336	$124,265	$ 7,829
2	$124,976	$	$	$		$$124,976	$124,265	$ 7,829
2	$177,476	$50,000	$	$		$$177,476	$174,265	$10,979
2	$175,701	$	$	$		$$177,476	$174,265	$10,979
2	$172,187	$	$	$		$$177,476	$174,265	$10,979
2	$167,022	$	$	$		$$177,476	$174,265	$10,979
2	$163,681	$	$	$		$$177,476	$174,265	$10,979
2	$166,955	$	$	$		$$177,476	$174,265	$10,979
2	$170,294	$	$		$$182,979	$177,476	$182,979 [2]	$11,528
3	$166,888	$	$	$		$$166,888	$182,979	$11,528
3	$171,895	$	$	$		$$171,895	$182,979	$11,528
3	$173,614	$	$	$		$$173,614	$182,979	$11,528
3	$178,822	$	$	$		$$178,822	$182,979	$11,528
3	$175,246	$	$	$		$$178,822	$182,979	$11,528
3	$151,741		$$20,000	$9,676	$		$$173,303	$
3	$154,775	$	$	$	$		$$173,303	$
3	$159,419	$	$	$	$		$$173,303	$
3	$161,013	$	$	$	$		$$173,303	$
3	$165,843	$	$	$	$		$$173,303	$
3	$174,135	$	$	$	$		$$173,303	$
3	$181,101	$	$	$	$		$$181,101 [1]	$11,409
(1)	Automatic Step Up Applied
(2)	Growth Applied
*	Growth Percentage = 5%
110

APPENDIX
RIDER GRID VARIATIONS
The information below is a summary of riders previously available for purchase but are no longer available. This appendix describes the material features of the riders. Please refer to your personal rider pages and any supplemental mailings for your specific coverage and features regarding these riders. Listed below are the abbreviations that will be used in the following grid for your reference.
Abbreviation	Definition
DB	Death Benefit
GMIB	Guaranteed Minimum Income Benefit
GMLB	Guaranteed Minimum Living Benefit
IE	Income EnhancementSM
ILSD	Income Link Start Date
ILSW	Income Link Systematic Withdrawal
ILWY	Income Link Withdrawal Year
Abbreviation	Definition
N/A	Not Applicable
RMD	Required Minimum Distribution
RWA	Rider Withdrawal Amount
TWB	Total Withdrawal Base
WB	Withdrawal Base
WD	Withdrawal
Income LinkSM Rider Specific Withdrawal Benefit Terms:
Withdrawal Option Election Date - This is the date the withdrawal option is selected by the policy owner. The RWA is zero prior to the establishment of this date. The date and the corresponding withdrawal option can change any time prior to the ILSD. Once ILSD is set, it cannot be changed.
ILSD - This is the date the policy owner elects to begin receiving payments using one of the 4 ILSW options. This date may be changed prior to the establishment of the withdrawal year.
ILWY - Also known as the withdrawal year, is each 12 month period beginning on the ILSD. This is the time period for withdrawing your RWA which is reset at the beginning of each withdrawal year.
ILSW - This rider offers 4 new systematic payment options specific to this rider only. ANY withdrawal that is not an ILSW (including other systematic payment options) will be treated as a 100% excess.
Rider Name	Income LinkSM3
Rider Form Number[1]	RGMB 39 0110 RGMB 39 0110 (IS)(NY) RGMB 39 0110 (IJ)(NY)
Purpose of Rider	This is a GLWB rider that guarantees tiered withdrawals for the annuitant's2 lifetime.
• The policyholder can withdraw (required to use systematic withdrawals) the RWA each rider year until the death of the annuitant[2].
• This benefit is intended to provide a level of tiered payments regardless of the performance of the designated variable investment option you select.
Availability	• Issue age 55-80, but not yet 81 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
Base Benefit and Optional Fees at issue	Percentage of TWB - 0.90% for Single and Joint Life Riders (prior to 11/3/2013)
111

RIDER GRID VARIATIONS — (Continued)
Rider Name	Income LinkSM3
Rider Form Number[1]	RGMB 39 0110 RGMB 39 0110 (IS)(NY) RGMB 39 0110 (IJ)(NY)
Fee Frequency	• The fee is calculated at issue and each subsequent calendar rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.
• Deducted at each rider quarterversary in arrears during the accumulation phase.
• The fee is adjusted for new deposits that increase the WB and decreased for withdrawals that are not ILSW or RMD systematic withdrawals.
• The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.
• A pro-rated fee is assessed at the time of rider termination or full surrender.
Death Benefit	N/A
Designated Funds Available - Policyholder who add these riders may only invest in the investment options listed.
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	American Funds Bond Fund
TA Aegon Money Market
TA Aegon Tactical Vanguard ETF - Conservative
TA Aegon U.S. Government Securities
TA AB Dynamic Allocation
TA Madison Conservative Allocation
TA PineBridge Inflation Opportunities
TA PIMCO Tactical - Conservative
TA PIMCO Total Return
TA Vanguard ETF - Conservative
Fixed Account
Allocation Methods	N/A
Withdrawal Benefits - See “Adjusted Partial Surrenders - Income Link” appendix for examples showing the effect of withdrawals on the WB.	Withdrawal Option Election Date - This is the date the withdrawal option is selected by the policy owner.
ILSD - This is the date the policy owner elects to begin receiving payments.
ILWY - This is each 12 month period beginning on the ILSD and establishes the time period for withdrawing your RWA and is reset at the beginning of each withdrawal year.
ILSW - There are 4 systematic payment options specific to this rider. Any withdrawal that is not an ILSW will be considered an excess withdrawal.
The withdrawal percentage is used to calculate the RWA and is determined by electing a withdrawal option, which is not required to elect at the time of issue. Once selected, the ILSWs are not required to begin immediately. Your withdrawal option is not locked in until the ILSD and the percentage is not recalculated at the time of an automatic step-up. Withdrawal options are as listed below:
Single Life
5% for 7 years and 4% thereafter
6% for 6 years and 4% thereafter
7% for 5 years and 4% thereafter
8% for 4 years and 4% thereafter
9% for 3 years and 4% thereafter
10% for 2 years and 4% thereafter
Joint Life
4.5% for 7 years and 3.5% thereafter
5.5% for 6 years and 3.5% thereafter
6.5% for 5 years and 3.5% thereafter
7.5% for 4 years and 3.5% thereafter
8.5% for 3 years and 3.5% thereafter
9.5% for 2 years and 3.5% thereafter
On each ILSD and the beginning of each ILWY thereafter, the RWA is equal to the withdrawal option percentage multiplied by the withdrawal base.
112

RIDER GRID VARIATIONS — (Continued)
Rider Name	Income LinkSM3
Rider Form Number[1]	RGMB 39 0110 RGMB 39 0110 (IS)(NY) RGMB 39 0110 (IJ)(NY)
Automatic Step-Up Benefit	On each rider anniversary, the WB will be set to the greatest of:
 1) The current WB:
 2) The policy value on the rider anniversary; or
 3) The highest policy value on a rider monthiversarySM for the current rider year*
* Item 3) is set to zero if there have been any withdrawals that are not ILSW or RMD systematic withdrawals in the current rider year. The highest monthly value is the largest policy value on each rider monthiversary during the rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow the company to change the rider fee percentage.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.
Exercising Rider	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each withdrawal year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Income Benefit or Other Benefit Payout Considerations	Systematic Withdrawal Options:
1. 72t/72q SPO - This allows fixed level payments that will not change for at least 5 years and payments will not exceed RWA. Only 5, 6 and 7 year options available.
2. RMD Only SPO - This allows a modal amount equal to the annual RMD requirement for the current calendar year less all withdrawals taken in current calendar year divided by the number of payments remaining in the calendar year. Will not reduce RWA and is only available prior to ILSD.
3. RWA SPO no RMD kick out - Allows modal payments of the remaining RWA divided by the number of payments remaining in the current withdrawal year. Payments will be adjusted for any step-ups, premium additions or excess withdrawals and will reduce the RWA with each payment.
4. RWA SPO with RMD kick out - This allows for payments equal to #3 above with an additional payment to satisfy the RMD paid on December 27th each calendar year. Modal payments are not affected by this RMD payment.
Rider Upgrade	• No upgrades allowed, however the owner may terminate the existing rider any time after the 5th rider anniversary and add the new rider in place at that time, as long as the covered lives meet the age requirements in effect at that time.
• New rider addition will be subject to issue age restrictions of the rider at the time of termination and re-addition. Currently the maximum age is 80 years old.
• Rider availability and fees are subject to what applies to the new rider being added.
Rider Termination	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed at any time after the 5th rider anniversary.
• The rider will be terminated the date we receive written notice from you requesting termination.
• After termination, there is no wait period to re-add the rider, assuming the rider is still available.
(1)	Rider form number may be found on the bottom left corner of your rider pages.
(2)	If the rider's Joint Life option has been elected for an additional fee, the benefits and features available could differ from the Single Life Option based on the age of the annuitant's spouse.
(3)	This rider and additional options may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the riders. The application and operation of the riders are governed by the terms and conditions of the rider itself.
113

APPENDIX
Guaranteed Lifetime Withdrawal Benefit
Adjusted Partial Surrenders - Income LinkSM Rider (No Longer Available)
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Withdrawal Base (“WB”)
2.	Rider Withdrawal Amount (“RWA”)
3.	Income LinkSM Rider Systematic Withdrawals (“ILSW”)
Withdrawal Base.  Income LinkSM rider systematic withdrawals (and certain minimum required distributions) will not reduce the withdrawal base. Non-Income LinkSM rider systematic withdrawals (and minimum required distributions calculated other than as provided for in the rider or not taken via a systematic withdrawal program) will reduce the withdrawal base by an amount equal to the greater of:
1)	the amount of the non-Income LinkSM rider systematic withdrawal (or non-qualifying minimum required distribution); and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the amount in 1 above;
B	is the policy value prior to the withdrawal; and
C	is the withdrawal base prior to the withdrawal.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.
Assumptions:
WB = $100,000
RWA = 6% withdrawal would be $6,000 (6% of the current $100,000 withdrawal base)
ILSW = $500 per month
Non-ILSW = $10,000 (taken after the eighteenth monthly Income LinkSM rider systematic withdrawal)
PV = $90,000
Assumes single life withdrawal option of 6% for 6 years and 4% thereafter has been elected. Non-Income LinkSM rider systematic withdrawal occurs during the second Income LinkSM rider withdrawal year (which means the withdrawal percentage is 6%).
Result. For the guaranteed lifetime withdrawal benefit, because there was a non-Income LinkSM rider systematic withdrawal, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount and Income LinkSM rider systematic withdrawal amount calculated.
New withdrawal base:
Step One. The withdrawal base is reduced only by the amount of the non-Income LinkSM rider systematic withdrawal or the pro rata amount, if greater.
Step Two. Calculate how much the withdrawal base is affected by the non-Income LinkSM rider systematic withdrawal.
1.	The formula is (Non-ILSW / (PV before withdrawal)) * WB before any adjustments
2.	($10,000 / ($90,000)) * $100,000 = $11,111
Step Three. Which is larger, the actual $10,000 non-Income LinkSM rider systematic withdrawal or the $11,111 pro rata amount?
$11,111 pro rata amount.
Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?
$100,000 - $11,111 = $88,889
Result. The new withdrawal base is $88,889. Please note the percentage reduction in the withdrawal base is used in calculating the revised RWA and ILSW.
New rider withdrawal amount:
Because the withdrawal base was adjusted (due to the non-Income LinkSM rider systematic withdrawal) we have to calculate a new (remaining) rider withdrawal amount. This calculation assumes no more non-Income LinkSM rider systematic withdrawal activity prior to the next Income LinkSM rider withdrawal year.
Question: What is the new (remaining) rider withdrawal amount for the remainder of the Income LinkSM rider withdrawal year?
$3,000 (the remaining rider withdrawal amount) - ($3,000*11.11%) = $2,667
114

Guaranteed Lifetime Withdrawal BenefitAdjusted Partial Surrenders - Income LinkSM
Rider (No Longer Available) — (Continued)
Result. Going forward, the maximum you can take out in a benefit year without causing a negative withdrawal base adjustment and further reduction of the withdrawal base (assuming there are no future automatic step-ups) is $5,333.
New Income LinkSM rider systematic withdrawal amount:
Because the withdrawal base was adjusted (due to the non-Income LinkSM rider systematic withdrawal) we have to calculate a new Income LinkSM rider systematic withdrawal amount. This calculation assumes no more non-Income LinkSM rider systematic withdrawal activity prior to the next Income LinkSM rider withdrawal year.
Question: What is the new Income LinkSM rider systematic withdrawal amount?
$500 (the old Income LinkSM rider systematic withdrawal amount) - ($500*11.11%) = $444
Result. Going forward (until the seventh Income LinkSM rider withdrawal year), the Income LinkSM rider systematic withdrawal amount (assuming there are no future automatic step-ups) is $444.
115

MEMBERS® VARIABLE ANNUITY SERIES

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Supplement dated May 1, 2015

to the

Prospectus dated May 1, 2015

This Rate Sheet Prospectus Supplement (this “supplement”) should be read and retained with the prospectus for the Members® Variable Annuity Series variable annuity. If you would like another copy of the current prospectus, please call us at (800) 525-6205.

We are issuing this supplement to provide the growth percentage and withdrawal percentages that we are currently offering for the Retirement Income Max®. This supplement replaces and supersedes any previously issued Rate Sheet Prospectus Supplement(s), and must be used in conjunction with an effective Members® Variable Annuity Series variable annuity prospectus.

The rates below apply for applications signed between May 1, 2015 and June 30, 2015. The growth percentage and withdrawal percentages may be different than those listed below for applications signed after June 30, 2015. It is also possible for a new Rate Sheet Prospectus Supplement to be filed prior to June 30, 2015, which would supersede this supplement. We are under no obligation to notify you that this Rate Sheet Prospectus Supplement is no longer in effect. Please work with your financial professional or visit www.transamerica.com to confirm the current rates.

GROWTH PERCENTAGE

5.50%

WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Withdrawal Percentage - Single Life Option*	Withdrawal Percentage - Joint Life Option*
0-58	0.00%	0.00%
59-64	4.20%	3.80%
65-79	5.20%	4.80%
≥ 80	6.20%	5.80%

* The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the benefit anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday.

Please note: In order for you to receive the growth percentage and withdrawal percentages reflected above, your application must be signed within the time period disclosed above or earlier if a new Rate Sheet Prospectus Supplement is filed prior to the end of the period discussed above since that new Rate Sheet Prospectus Supplement would supersede this supplement. We must also receive your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

Please keep this Rate Sheet Prospectus Supplement for future reference.

STATEMENT OF ADDITIONAL INFORMATION
MEMBERS® VARIABLE ANNUITY SERIES
Issued through
Transamerica Life Insurance Company
Separate Account B (EST. 1/19/1990)
4333 Edgewood Road NE
Cedar Rapids, Iowa 52499-0001
(800)525-6205
www.transamerica.com
This Statement of Additional Information expands upon subjects discussed in the current prospectus for the MEMBERS® Variable Annuity Series variable annuity offered by Transamerica Life Insurance Company (“us,” “we”, “our” or “Company”). You may obtain a copy of the current prospectus, dated May 1, 2015, by calling (800) 525-6205, or write us at the addresses listed above. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.
This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.
Dated: May 1, 2015

ii

GLOSSARY OF TERMS
accumulation unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.
adjusted policy value—The policy value increased or decreased by any excess interest adjustment.
Administrative Office—Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800)525-6205.
annuitant—The person on whose life any annuity payments involving life contingencies will be based.
annuity commencement date—The date upon which annuity payments are to commence. This date may not be later than the last day of the policy month following the month in which the annuitant attains age 99 (earlier if required by state law).
annuity payment option—A method of receiving a stream of annuity payments selected by the owner.
annuity unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.
assumed investment return or AIR—The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
beneficiary—The person who has the right to the death benefit as set forth in the policy.
cash value—The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).
Code—The Internal Revenue Code of 1986, as amended.
enrollment form—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.
excess interest adjustment—A positive or negative adjustment to amounts surrendered (both partial or full surrenders) and transfers or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by us since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.
excess partial surrender—The portion of a partial surrender (surrender) that exceeds the free amount.
fixed account—One or more guaranteed period options under the policy that are part of our general assets and are not in the separate account.
guaranteed lifetime withdrawal benefit—Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Guaranteed Principal SolutionSM Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider.
guaranteed period options—The various guaranteed interest rate periods of the fixed account which we may offer and into which premium payments may be paid or amounts transferred when available.
market day—A day when the New York Stock Exchange is open for business.
nonqualified policy—A policy other than a qualified policy.
owner (you, your)—The person who may exercise all rights and privileges under the policy.
policy date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
policy value—On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross surrenders (surrenders plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge plus or minus any excess interest adjustment); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
•	accumulated losses in the separate account; minus
1

•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.
policy year—A policy year begins on the policy date and on each anniversary thereafter.
premium payment—An amount paid to us by the owner or on the owner's behalf as consideration for the benefits provided by the policy.
qualified policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.
separate account—Separate Account VA B, separate account established and registered as unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
separate account value—The portion of the policy value that is invested in the separate account.
service charge—An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses.
subaccount—A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
surrender charge—A percentage of each premium payment that depends upon the length of time from the date of each premium payment. The surrender charge is assessed on full or partial surrenders from the policy. A surrender charge may also be referred to as a “contingent deferred sales charge” or a “contingent deferred sales load.”
surrender charge free amount—The amount that can be withdrawn each policy year without incurring any surrender charges and excess interest adjustment (if applicable). Please see “EXPENSES – Surrender Charges” for more explanation.
valuation period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made generally at the close of business on each market day.
variable annuity payments—Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.
written notice—Written notice, signed by the owner, that gives us the information we require and is received in good order at the Administrative Office. For some transactions, we may accept an electronic notice or telephone instructions. Such electronic notice must meet the requirements for good order that we establish for such notices.
2

In order to supplement the description in the prospectus, the following provides additional information about us and the policy, which may be of interest to a prospective purchaser.
THE POLICY—GENERAL PROVISIONS
Owner
The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with our consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.
Unless we have been notified of a community or marital property interest in the policy, we will rely on our good faith belief that no such interest exists and will assume no responsibility for inquiry.
Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner's estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.
The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.
When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment we have made or action we have taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.
Entire Contract
The entire contract consists of the policy and any application, endorsements and riders. If any portion of the policy or rider attached thereto shall be found to be invalid, unenforceable or illegal, the remainder shall not in any way be affected or impaired thereby, but shall have the same force and effect as if the invalid, unenforceable or illegal portion had not been inserted.
Misstatement of Age or Sex
During the Accumulation Phase. If the age of any person whose life or age a benefit provided under a guaranteed benefit has been misstated, any such benefit will be that which would have been purchased on the basis of the correct age. If that person would not have been eligible for that guaranteed benefit at the correct age, (i) the benefit will be rescinded; and (ii) any charges that were deducted for the benefit will be refunded and applied to the total account value of the policy.
We reserve the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the policy.
After the Annuity Commencement Date. We may require proof of the annuitant’s or owner’s age and/or sex before any payments associated with any benefits are made. If the age or sex of the annuitant and/or owner has been misstated, we will change the payment associated with any benefits payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by us shall be paid in full with the next payment due such person, beneficiary, or payee. The dollar amount of any overpayment made by us due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest specified in your policy, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to us.
Reallocation of Annuity Units After the Annuity Commencement Date
After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the market day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the
3

annuity units remaining in an account or subaccount after a reallocation is less than $10, we reserve the right to include the value of those annuity units as part of the transfer. The request must be in writing to our Administrative Office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.
After the annuity commencement date, no transfers may be made from the fixed account to the separate account.
Annuity Payment Options
During the lifetime of the annuitant and before the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by us in good order at least thirty (30) days before the annuity commencement date (elections less than 30 days require prior approval). If no election is made before the annuity commencement date, annuity payments will be made under (1) life income with level (fixed) payments for 10 years certain, using the existing adjusted policy value of the fixed account, or (2) life income with variable payments for 10 years certain using the existing policy value of the separate account, or (3) in a combination of (1) and (2). The default options may be restricted with respect to qualified policies.
The person who elects an annuity payment option can also name one or more beneficiaries to receive any unpaid, guaranteed amount at the death of the annuitant. Naming these beneficiaries cancels any prior choice of a beneficiary.
A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells us in writing and we agree.
Adjusted Age. For the Life Income and Joint and Survivor annuity payment options, the adjusted age is the annuitant's actual age nearest birthday, on the annuity commencement date, adjusted as described in your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.
Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 3% effective annual AIR and the “Annuity 2000” (male, female and unisex if required by law) mortality table projected for improvement using projection scale G. The rates were projected dynamically using an assumed annuity commencement date of 2020. the “Annuity 2000” mortality rates are adjusted based on improvements in mortality to more appropriately reflect increased longevity. The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary. For certain qualified policies the use of unisex mortality tables may be required.
Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state and Federal law) and adjusted age of the annuitant.
Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.
Death Benefit
Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us will constitute due proof of death. If the annuitant dies after the annuity commencement date, no death benefit is payable and the amount payable will depend on the annuity income option.
Upon receipt in good order of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information about the beneficiary(ies) to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.
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If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the cash value. If the new owner is not the deceased owner's spouse, however, the cash value must be distributed within five years after the date of the deceased owner's death, or be used to provide payments to a designated beneficiary within one year of such owner’s death that will be made for life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. If the sole new owner is the deceased owner's surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.
Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending us written notice. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. If an irrevocable beneficiary dies, the owner may then designate a new beneficiary. The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when we receive the notice. We will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.
Death of Owner
Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See the TAX INFORMATION section in the prospectus for more information about these rules. Other rules may apply to qualified policies.
Assignment
During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on us until a copy has been filed at our Administrative Office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. We assume no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.
Unless you so direct by filing written notice with us, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary's creditors.
Ownership under qualified policies is restricted to comply with the Code.
Evidence of Survival
We reserve the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until we receive such evidence.
Non-Participating
The policy will not share in our surplus earnings; no dividends will be paid.
Amendments
No change in the policy is valid unless made in writing by us and approved by one of our officers. No registered representative has authority to change or waive any provision of the policy.
We reserve the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.
Employee and Agent Purchases
The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of ours or our affiliated companies or their immediate family. In such a case, we may, at our sole discretion, credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs we experience on those purchases. We may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense
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risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which we are not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.
INVESTMENT EXPERIENCE
A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.
Accumulation Units
Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given market day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.
Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the Administrative Office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $10 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.
An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.
The net investment factor for any subaccount for any valuation period is determined by dividing (A + B - C) by (D) and subtracting (E) from the result, where the net result of:
A	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus
B	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus
C	a per share credit or charge for any taxes determined by us to have resulted during the valuation period from the investment operations of the subaccount;
D	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and
E	is an amount representing the separate account charge and any optional benefit fees, if applicable.
Illustration of Separate Account Accumulation Unit Value Calculations
Formula and Illustration for Determining the Net Investment Factor
Net Investment Factor =	(A + B - C)	- E
D
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Where:
A =	The net asset value of an underlying fund portfolio share at of the end of the current valuation period.
Assume A = $11.57
B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
Assume B = 0
C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
Assume C = 0
D =	The net asset value of an underlying fund portfolio share at of the end of the immediately preceding valuation period.
Assume D = $11.40
E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees, if applicable. Assume E total 1.50% on an annual basis; On a daily basis, this equals 0.000041096.

Then, the net investment factor =	(11.57 + 0 – 0)	- 0.000041096 = Z = 1.014871185
(11.40)
Formula for Determining Accumulation Unit Value
Accumulation Unit Value = A * B
Where:
A =	The accumulation unit value for the immediately preceding valuation period.
Assume A = $X
B =	The net investment factor for the current valuation period.
Assume B = Y
Then, the accumulation unit value = $X * Y = $Z
Annuity Unit Value and Annuity Payment Rates
The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 3% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $10 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to A multiplied by B multiplied by C, where:
A	is the variable annuity unit value for the subaccount on the immediately preceding market day;
B	is the net investment factor for that subaccount for the valuation period; and
C	is the assumed investment return adjustment factor for the valuation period.
The assumed investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 3% effective annual AIR. The valuation period is the period from the close of the immediately preceding market day to the close of the current market day.
The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:
(i)	is the result of:
(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus
(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus
(3)	a per share charge or credit for any taxes reserved for, which we determine to have resulted from the investment operations of the subaccount.
(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.
(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of shares held in that subaccount.
The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.
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The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the annuitant at the annuity commencement date. The policy contains a table for determining the adjusted age of the annuitant.
Calculations for Annuity Unit
Value and Variable Annuity Payments
Formula for Determining Annuity Unit Value
Annuity Unit Value = A * B * C
Where:
A =	Annuity unit value for the immediately preceding valuation period.
Assume A = $X
B =	Net investment factor for the valuation period for which the annuity value is being calculated.
Assume B = Y
C =	A factor to neutralize the annual assumed investment return of 3% built into the Annuity Tables used.
Assume C = Z
Then, the annuity unit value is: $X * Y * Z = $Q
Formula for Determining Amount of
First Monthly Variable Annuity Payment
First monthly variable annuity payment =	A * B
$1,000

Where:
A =	The adjusted policy value as of the annuity commencement date.
Assume A = $X
B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
Assume B = $Y

Then, the first monthly variable annuity payment =	$X * $Y	= $Z
1,000
Formula for Determining the Number of Annuity Units
Represented by Each Monthly Variable Annuity Payment
Number of annuity units =	A
B

Where:
A =	The dollar amount of the first monthly variable annuity payment.
Assume A = $X
B =	The annuity unit value for the valuation date on which the first monthly payment is due.
Assume B = $Y

Then, the number of annuity units =	$X	= Z
$Y
PERFORMANCE
We periodically advertise performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of non-standard performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and
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expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.
Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges. These figures may also reflect any applicable premium enhancement.
Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.
Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.
HISTORICAL PERFORMANCE DATA
Money Market Yields
We may from time to time disclose the current annualized yield of the money market subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula.
Current Yield = ((NCS * ES)/UV) * (365/7)
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
Because of the charges and deductions imposed under a policy, the yield for the money market subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes. The yield calculations also do not reflect surrender charges that may be applicable to a particular policy. Surrender charges range from 9% to 0% (depending on which share class you select) of the amount of premium payments surrendered based on the number of years since the premium payment was made. Surrender charges are based on the number of years since the date the premium payment was made, not the policy issue date.
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We may also disclose the effective yield of the money market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula.
Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of one subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
The yield on amounts held in the money market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.
Total Returns
We may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.
Total returns will be calculated using subaccount unit values which we calculate on each market day based on the performance of the separate account's underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula.
P (1 + T)N = ERV
Where:
T	=	The average annual total return net of subaccount recurring charges.
ERV	=	The ending redeemable value of the hypothetical account at the end of the period.
P	=	A hypothetical initial payment of $1,000.
N	=	The number of years in the period.
Other Performance Data
We may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above.
We may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula except that the surrender charge percentage will be assumed to be 0%.
CTR = (ERV / P)-1
Where:
CTR	=	The cumulative total return net of subaccount recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.
All non-standard performance data will only be advertised if the standard performance data is also disclosed.
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Adjusted Historical Performance Data
From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.
PUBLISHED RATINGS
We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect our financial strength. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms.
STATE REGULATION OF US
We are subject to the laws of jurisdiction governing insurance companies and to regulation by the jurisdiction Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering our operations for the preceding year and our financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine our contract liabilities and reserves so that the Department may determine the items are correct. Our books and accounts are subject to review by the Department of Insurance at all times, and a full examination of our operations are conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which it may operate.
ADMINISTRATION
We perform administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.
RECORDS AND REPORTS
We will maintain all records and accounts relating to the separate account. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, we will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments we send to you) you may only receive quarterly confirmations.
DISTRIBUTION OF THE POLICIES
We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below).
TCI's home office is located at 4600 S. Syracuse St. Suite 1100 Denver, Colorado 80237-2719. TCI is an indirect, wholly owned subsidiary of Aegon USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.
We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering. The policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives with these selling firms are appointed as our insurance agents.
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We and our affiliates provide paid-in capital to TCI and pay for TCI's operating and other expenses, including overhead, legal and accounting fees. We also pay TCI an “override” payment based on the pricing of the product which becomes part of TCI's assets. In addition, we pay commission to TCI for policy sales; these commissions are passed through to the selling firms with TCI not retaining any portion of the commissions. During fiscal year 2014 and 2013 the amounts paid to TCI in connection with all policies sold through the Transamerica Life Insurance Company separate account were $364,566,103 and $212,971,232 .
We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses of the selling firms. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.
VOTING RIGHTS
To the extent required by law, we will vote the underlying fund portfolios' shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we will determine that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.
Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.
After the annuity commencement date, you have the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.
The number of votes that you have the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. We will solicit voting instructions by sending you, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by us in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.
Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.
OTHER PRODUCTS
We make other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.
CUSTODY OF ASSETS
We hold assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from our general account assets. We maintain records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by our fidelity bond, presently in the amount of $5,000,000, covering the acts of our officers and employees.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of the Separate Account VA B, at December 31, 2014 disclosed in the financial statements, and the statutory-basis financial statements and schedules of Transamerica Life Insurance Company at December 31, 2014, appearing herein, have been audited by PricewaterhouseCoopers LLP, One North Wacker Drive, Chicago, IL 60606, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon their reports given on their authority as experts in accounting and auditing.
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The statements of operations and changes in net assets of the Separate Account VA B, at December 31, 2013 and for the periods December 31, 2013 and before disclosed in the financial statements, and the statutory-basis balance sheets of Transamerica Life Insurance Company at December 31, 2013 and the related statutory-basis statements of operations, changes in capital and surplus and cash flows for each of the two years in the period ended, appearing herein, have been audited by Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.
OTHER INFORMATION
A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.
FINANCIAL STATEMENTS
The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA B, which are available for investment by MEMBERS® Variable Annuity Series policy owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of us to meet our obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.
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APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit values and the number of accumulation units outstanding for the total separate account expenses listed therein (including any applicable fund facilitation fees) for each subaccount available on December 31, 2014.
B-Share
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.736082 $10.000000	$11.305513 $10.736082	60,261.280 9,203.833
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.182807 $10.000000	$11.575911 $11.182807	542,177.270 202,156.745
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.572853 $10.000000	$9.898318 $9.572853	277,648.265 72,559.232
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.814889 $10.000000	$12.591497 $11.814889	521,782.334 139,625.304
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.915942 $10.000000	$12.947953 $11.915942	740,390.457 135,685.357
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.092651 $10.000000	$12.022287 $11.092651	273,204.004 133,395.960
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.007569 $10.000000	$10.213968 $10.007569	232,278.299 77,712.400
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.900559 $10.000000	$9.753638 $9.900559	552,991.301 369,356.451
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.423761 $10.000000	$10.639903 $10.423761	3,354,210.530 1,218,304.781
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.173136 $10.000000	$10.383067 $10.173136	506,327.759 161,863.050
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.766901 $10.000000	$10.948638 $10.766901	1,734,327.967 648,535.359
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.547700 $10.000000	$9.821416 $9.547700	427,907.606 338,890.611
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.547700 $10.000000	$9.821416 $9.547700	44,442.215 0.000
TA AB Dynamic Allocation - Service Class(4) Subaccount inception date May 1, 2013	2014 2013	$10.144110 $10.000000	$10.528328 $10.144110	382,786.689 164,123.157
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.603659 $10.000000	$12.795301 $11.603659	272,884.281 89,828.768
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.688997 $10.000000	$10.704160 $10.688977	806,988.533 290,422.825
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(5) Subaccount inception date November 10, 2014	2014	$9.998767	$9.907970	15,830.286
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(6) Subaccount inception date November 10, 2014	2014	$9.998767	$9.868054	57,752.539
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.562653 $10.000000	$10.932929 $10.562653	2,279,685.734 1,062,326.524
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.178335 $10.000000	$10.243698 $9.178335	293,348.493 132,719.253
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.967341 $10.000000	$11.650000 $10.967341	1,075,352.419 340,775.936
14

B-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.292971 $10.000000	$10.999811 $10.292971	1,783,972.987 700,100.118
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.716280 $10.000000	$11.420103 $10.716280	1,121,248.477 317,190.390
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.573701 $10.000000	$11.014442 $10.573701	157,311.158 113,061.658
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.137114 $10.000000	$10.461104 $10.137114	170,989.761 47,627.621
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.216487 $10.000000	$10.649061 $10.216487	150,718.453 95,186.410
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.102015 $10.000000	$10.344990 $11.102015	198,576.391 54,289.170
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.311215 $10.000000	$12.096220 $12.311215	131,642.141 43,197.745
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.437749 $10.000000	$11.087561 $10.437749	1,538,245.589 619,870.377
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.166237 $10.000000	$10.888512 $10.166237	232,491.193 105,628.761
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.793759 $10.000000	$11.312946 $10.793759	657,580.063 227,623.707
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.492111 $10.000000	$9.756515 $9.492111	1,065,241.955 518,558.234
TA PineBridge Inflation Opportunities- Service Class(7) Subaccount inception date May 1, 2013	2014 2013	$8.891705 $10.000000	$9.055195 $8.891705	338,029.436 174,430.368
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.866763 $10.000000	$13.466613 $12.866763	305,737.792 68,144.429
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.240128 $10.000000	$10.476993 $11.240128	105,923.732 33,057.840
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.477507 $10.000000	$10.791045 $10.477507	8,044,330.855 2,363,680.143
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.228484 $10.000000	$10.604339 $10.228484	781,162.937 269,936.394
TA Vanguard ETF - Growth - Service Class(8) Subaccount inception date May 1, 2013	2014 2013	$10.95884 $10.000000	$11.224368 $10.958846	5,843,346.997 1,525,463.500

Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.750435 $10.000000	$11.343284 $10.750435	393,225.067 267,220.904
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.197765 $10.000000	$11.614612 $11.197765	1,582,900.388 526,445.841
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.585654 $10.000000	$9.931396 $9.585654	1,903,463.496 438,960.594
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.830688 $10.000000	$12.633586 $11.830688	1,263,905.792 491,243.624
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.931867 $10.000000	$12.991220 $11.931867	1,776,072.404 468,209.033
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.107482 $10.000000	$12.064260 $11.107482	1,318,331.404 385,204.975
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.020960 $10.000000	$10.248119 $10.020960	1,038,247.528 1,626,123.155
15

B-Share —  (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.913807 $10.000000	$9.786246 $9.913807	2,695,157.653 1,918,148.551
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.437709 $10.000000	$10.675473 $10.437709	19,316,097.476 8,269,991.501
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.186747 $10.000000	$10.417774 $10.186747	3,183,886.653 1,398,106.099
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.781296 $10.000000	$10.985233 $10.781296	5,428,410.614 2,011,013.610
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.560474 $10.000000	$9.854238 $9.560474	1,841,111.029 1,563,825.254
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.560474 $10.000000	$9.854238 $9.560474	349,553.555 5,913.906
TA AB Dynamic Allocation - Service Class(4) Subaccount inception date May 1, 2013	2014 2013	$10.157681 $10.000000	$10.563518 $10.157681	1,683,653.395 810,279.100
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.619171 $10.000000	$12.838062 $11.619171	794,609.291 243,887.144
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.703267 $10.000000	$10.739932 $10.703267	2,600,376.005 1,191,069.381
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(5) Subaccount inception date November 10, 2014	2014	$9.998931	$9.910906	107,694.441
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(6) Subaccount inception date November 10, 2014	2014	$9.998931	$9.870978	303,325.031
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.576786 $10.000000	$10.969470 $10.576786	9,840,157.007 4,121,639.585
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.190623 $10.000000	$10.277936 $9.190623	442,626.701 178,373.329
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.982007 $10.000000	$11.688939 $10.982007	3,792,971.424 1,063,072.812
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.306733 $10.000000	$11.036579 $10.306733	11,455,244.918 4,201,161.307
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.730609 $10.000000	$11.458264 $10.730609	3,706,614.257 1,118,117.415
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.587834 $10.000000	$11.051248 $10.587834	2,234,549.109 907,288.653
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.150678 $10.000000	$10.496083 $10.150678	2,090,206.684 1,194,269.430
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.230159 $10.000000	$10.684666 $10.230159	2,385,736.874 1,350,429.671
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.116849 $10.000000	$10.379554 $11.116849	398,186.488 109,936.208
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.327660 $10.000000	$12.136644 $12.327660	283,489.368 119,481.016
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.451710 $10.000000	$11.124623 $10.451710	8,884,589.896 3,647,376.276
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.179845 $10.000000	$10.924926 $10.179845	1,579,140.211 624,928.717
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.808186 $10.000000	$11.350744 $10.808186	1,983,029.316 732,620.732
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.504820 $10.000000	$9.789141 $9.504820	4,704,987.215 2,266,145.450
TA PineBridge Inflation Opportunities- Service Class(7) Subaccount inception date May 1, 2013	2014 2013	$8.903606 $10.000000	$9.085471 $8.903606	2,258,495.671 690,784.452
16

B-Share —  (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.883957 $10.000000	$13.511598 $12.883957	635,447.438 196,039.006
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.255138 $10.000000	$10.511998 $11.255138	168,484.824 55,865.806
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.491519 $10.000000	$10.827115 $10.491519	59,306,574.409 18,434,492.325
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.242158 $10.000000	$10.639777 $10.242158	4,694,820.955 1,618,607.230
TA Vanguard ETF - Growth - Service Class(8) Subaccount inception date May 1, 2013	2014 2013	$10.973502 $10.000000	$11.261890 $10.973502	19,834,296.274 6,571,228.797

Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.761224 $10.000000	$11.371714 $10.761224	37,128.764 14,995.732
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.208984 $10.000000	$11.643706 $11.208984	293,609.932 138,211.893
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.595288 $10.000000	$9.956305 $9.595288	552,968.936 146,080.294
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.842546 $10.000000	$12.665223 $11.842546	186,803.477 71,129.439
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.943820 $10.000000	$13.023761 $11.943820	170,921.732 52,765.149
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.118629 $10.000000	$12.092692 $11.118629	101,808.240 18,532.916
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.031013 $10.000000	$10.273798 $10.031013	130,725.778 46,472.543
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.923751 $10.000000	$9.810770 $9.923751	1,443,548.814 899,801.995
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.448174 $10.000000	$10.702212 $10.448174	9,739,945.304 3,730,758.901
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.196963 $10.000000	$10.443870 $10.196963	1,956,366.926 986,485.934
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.792110 $10.000000	$11.012768 $10.792110	2,772,568.093 1,068,568.547
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.570072 $10.000000	$9.878951 $9.570072	609,174.753 520,275.110
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.570072 $10.000000	$9.878951 $9.570072	0.000 0.000
TA AB Dynamic Allocation - Service Class(4) Subaccount inception date May 1, 2013	2014 2013	$10.167870 $10.000000	$10.589984 $10.167870	623,127.531 268,509.728
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.630812 $10.000000	$12.870208 $11.630812	25,626.680 7,256.513
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.714003 $10.000000	$10.766844 $10.714003	108,638.151 32,497.068
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(5) Subaccount Inception Date November 10, 2014	2014	$9.999055	$9.913106	76,379.514
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(6) Subaccount Inception Date November 10, 2014	2014	$9.999055	$9.9873176	92,576.759
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.587385 $10.000000	$10.996952 $10.587385	4,320,865.703 1,969,138.867
17

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.199845 $10.000000	$10.303687 $9.199845	41,164.836 12,860.930
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.993018 $10.000000	$11.718211 $10.993018	2,168,929.879 605,286.567
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.317071 $10.000000	$11.064219 $10.317071	5,553,032.401 1,731,470.954
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.741367 $10.000000	$11.486977 $10.741367	1,630,313.399 534,123.874
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.598459 $10.000000	$11.078940 $10.598459	1,411,034.605 559,528.3615
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.160853 $10.000000	$10.522376 $10.160853	72,118.454 49,973.106
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.240421 $10.000000	$10.711436 $10.240421	808,644.459 332,066.078
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.127981 $10.000000	$10.405556 $11.127981	66,623.112 22,301.612
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.340009 $10.000000	$12.167048 $12.340009	64,211.374 28,463.664
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2014 2013	$10.221398 $10.000000	$10.402812 $10.221398	11,466.650 2,592.569
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.462191 $10.000000	$11.152500 $10.462191	4,624,225.559 1,463,697.677
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.190054 $10.000000	$10.952289 $10.190054	828,513.026 318,136.507
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.819034 $10.000000	$11.379196 $10.819034	1,025,743.646 399,652.809
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.514350 $10.000000	$9.813662 $9.514350	2,057,386.825 999,005.652
TA PineBridge Inflation Opportunities- Service Class(7) Subaccount inception date May 1, 2013	2014 2013	$8.912553 $10.000000	$9.108264 $8.912553	634,739.686 245,406.237
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.896853 $10.000000	$13.545434 $12.896853	89,796.826 36,367.237
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.266414 $10.000000	$10.538329 $11.266414	68,345.199 20,897.827
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.502044 $10.000000	$10.854242 $10.502044	29,511,848.402 8,825,054.935
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.252434 $10.000000	$10.666439 $10.252434	2,724,971.946 875,220.175
TA Vanguard ETF - Growth - Service Class(8) Subaccount inception date May 1, 2013	2014 2013	$10.984499 $10.000000	$11.290100 $10.984499	10,727,843.524 3,424,842.904
C-Share
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.707426 $10.000000	$11.230363 $10.707426	811.084 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.152965 $10.000000	$11.498985 $11.152965	8,375.065 1,466.780
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.547280 $10.000000	$9.832499 $9.547280	11,256.709 1,815.406
18

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.783374 $10.000000	$12.507820 $11.783374	12,226.155 4,230.107
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.884149 $10.000000	$12.861910 $11.884149	11,316.328 4,909.629
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.063047 $10.000000	$11.942380 $11.063047	14,364.577 1,997.869
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.980853 $10.000000	$10.146079 $9.980853	7,902.719 287.883
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.874119 $10.000000	$9.688788 $9.874119	15,380.422 5,573.634
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.395937 $10.000000	$10.569164 $10.395937	51,906.971 38,791.540
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.145981 $10.000000	$10.314031 $10.145981	3,811.316 2,514.838
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.738168 $10.000000	$10.875866 $10.738168	223,746.841 9,775.439
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.522193 $10.000000	$9.756112 $9.522193	6,050.282 2,022.228
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.522193 $10.000000	$9.756112 $9.522193	0.000 0.000
TA AB Dynamic Allocation - Service Class(4) Subaccount inception date May 1, 2013	2014 2013	$10.117028 $10.000000	$10.458333 $10.117028	16,357.190 3,239.238
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.572700 $10.000000	$12.710268 $11.572700	60,730.462 2,624.079
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.660455 $10.000000	$10.633000 $10.660455	21,409.004 11,363.560
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(5) Subaccount inception date November 10, 2014	2014	$9.998439	$9.902116	0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(6) Subaccount inception date November 10, 2014	2014	$9.998439	$9.862222	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.534462 $10.000000	$10.860255 $10.534462	43,907.891 9,529.686
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.153815 $10.000000	$10.175588 $9.153815	3,859.222 204.168
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.938069 $10.000000	$11.572559 $10.938069	32,783.435 6,600.572
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.265484 $10.000000	$10.926676 $10.265484	59,980.890 25,530.491
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.687674 $10.000000	$11.344192 $10.687674	3,479.643 1,438.175
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.545478 $10.000000	$10.941218 $10.545478	0.000 0.000
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.110040 $10.000000	$10.391554 $10.110040	10,740.808 4,826.051
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.189211 $10.000000	$10.578272 $10.189211	4,756.319 3,204.545
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.072399 $10.000000	$10.276225 $11.072399	53,613.106 2,797.604
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.278394 $10.000000	$12.015839 $12.278394	9,494.094 3,585.144
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.409893 $10.000000	$11.013876 $10.409893	81,603.570 43,359.072
19

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.139103 $10.000000	$10.816153 $10.139103	11,043.253 2,180.229
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.764954 $10.000000	$11.237755 $10.764954	14,290.073 556.157
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.466752 $10.000000	$9.691647 $9.466752	194,889.381 32,790.324
TA PineBridge Inflation Opportunities- Service Class(7) Subaccount inception date May 1, 2013	2014 2013	$8.867938 $10.000000	$8.994968 $8.867938	11,661.024 8,649.772
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.832468 $10.000000	$13.377124 $12.832468	12,381.004 2,921.469
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.210143 $10.000000	$10.407336 $11.210143	50,593.389 935.393
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.449534 $10.000000	$10.719311 $10.449534	134,939.596 66,841.118
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.201181 $10.000000	$10.533842 $10.201181	11,369.144 3,755.106
TA Vanguard ETF - Growth - Service Class(8) Subaccount inception date May 1, 2013	2014 2013	$10.929605 $10.000000	$11.149760 $10.929605	322,858.268 282,854.970

Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.721751 $10.000000	$11.267902 $10.721751	39,361.731 20,225.891
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.167882 $10.000000	$11.537406 $11.167882	1,021,170.053 38,508.774
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.560048 $10.000000	$9.865372 $9.560048	87,578.639 37,388.566
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.799133 $10.000000	$12.549625 $11.799133	171,896.739 62,601.025
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.900033 $10.000000	$12.904886 $11.900033	222,652.203 46,067.017
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.077851 $10.000000	$11.982257 $11.077851	140,196.806 40,872.660
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.994196 $10.000000	$10.179942 $9.994196	391,614.502 36,469.827
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.887333 $10.000000	$9.721140 $9.887333	145,086.206 170,118.831
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.409842 $10.000000	$10.604463 $10.409842	566,702.974 211,459.428
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.159541 $10.000000	$10.348459 $10.159541	110,156.950 28,901.122
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.752519 $10.000000	$10.912171 $10.752519	213,515.428 60,262.514
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.534930 $10.000000	$9.788679 $9.534930	37,153.034 15,665.525
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.534930 $10.000000	$9.788679 $9.534930	19,897.936 0.000
TA AB Dynamic Allocation - Service Class(4) Subaccount inception date May 1, 2013	2014 2013	$10.130552 $10.000000	$10.493249 $10.130552	64,496.580 32,345.543
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.588159 $10.000000	$12.752670 $11.588159	32,466.842 13,699.963
20

C-Share —  (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.674703 $10.000000	$10.668485 $10.674703	245,222.461 117,911.290
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(5) Subaccount inception date November 10, 2014	2014	$9.998603	$9.905041	0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(6) Subaccount inception date November 10, 2014	2014	$9.998603	$9.865137	5,068.353
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.548539 $10.000000	$10.896498 $10.548539	1,220,013.241 196,578.173
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.166064 $10.000000	$10.209561 $9.166064	46,371.490 18,021.280
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.952695 $10.000000	$11.611194 $10.952695	118,866.057 36,406.657
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.279209 $10.000000	$10.963155 $10.279209	411,312.058 139,757.438
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.701973 $10.000000	$11.382071 $10.701973	94,166.615 31,940.498
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.559580 $10.000000	$10.977758 $10.559580	25,211.504 3,405.351
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.123574 $10.000000	$10.426258 $10.123574	26,226.672 14,116.191
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.202843 $10.000000	$10.613585 $10.202843	68,510.043 50,601.214
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.087194 $10.000000	$10.310526 $11.087194	34,404.191 20,071.429
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.294781 $10.000000	$12.055926 $12.294781	20,474.406 13,319.169
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.423803 $10.000000	$11.050631 $10.423803	229,119.005 73,827.792
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.152664 $10.000000	$10.852257 $10.152664	88,370.045 49,101.141
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.779351 $10.000000	$11.275259 $10.779351	61,935.403 8,555.799
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.479421 $10.000000	$9.724006 $9.479421	287,844.167 185,405.345
TA PineBridge Inflation Opportunities- Service Class(7) Subaccount inception date May 1, 2013	2014 2013	$8.879813 $10.000000	$9.025014 $8.879813	32,313.589 11,600.946
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.849602 $10.000000	$13.421772 $12.849602	70,186.223 20,094.896
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.225128 $10.000000	$10.442092 $11.225128	5,767.298 1,461.765
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.463511 $10.000000	$10.755101 $10.463511	1,699,526.002 723,202.827
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.214822 $10.000000	$10.569014 $10.214822	474,118.400 261,038.089
TA Vanguard ETF - Growth - Service Class(8) Subaccount inception date May 1, 2013	2014 2013	$10.944217 $10.000000	$11.186986 $10.944217	731,263.653 349,322.897

Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.732499 $10.000000	$11.296085 $10.732499	5,553.633 2,156.303
21

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.179081 $10.000000	$11.566317 $11.179081	89,492.556 52,330.532
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.569654 $10.000000	$9.890107 $9.569654	32,949.609 5,569.473
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.810950 $10.000000	$12.581044 $11.810950	29,999.823 9,822.023
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.911959 $10.000000	$12.937215 $11.911959	43,576.593 17,099.440
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.088942 $10.000000	$12.012257 $11.088942	45,266.437 6,173.877
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.004232 $10.000000	$10.205471 $10.004232	16,132.074 84,301.392
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.897251 $10.000000	$9.745501 $9.897251	177,829.583 57,870.277
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.420282 $10.000000	$10.631028 $10.420282	448,470.986 260,344.268
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.169739 $10.000000	$10.374400 $10.169739	113,636.988 21,828.140
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.763305 $10.000000	$10.939516 $10.763305	181,838.536 109,908.889
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.544504 $10.000000	$9.813221 $9.544504	21,000.087 4,015.540
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.544504 $10.000000	$9.813221 $9.544504	0.000 0.000
TA AB Dynamic Allocation - Service Class(4) Subaccount inception date May 1, 2013	2014 2013	$10.140718 $10.000000	$10.519547 $10.140718	14,852.396 9,430.201
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.599780 $10.000000	$12.784634 $11.599780	9,753.405 1,392.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.685410 $10.000000	$10.695234 $10.685410	43,812.597 5,265.608
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(5) Subaccount inception date November 10, 2014	2014	$9.998726	$9.907237	3,635.599
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(6) Subaccount inception date November 10, 2014	2014	$9.998726	$9.867326	808.923
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.559125 $10.000000	$10.923812 $10.559125	109,425.734 30,702.750
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.175268 $10.000000	$10.235148 $9.175268	16,043.348 2,015.854
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.963675 $10.000000	$11.640283 $10.963675	120,296.791 19,062.820
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.289523 $10.000000	$10.990632 $10.289523	149,717.012 27,869.605
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.712700 $10.000000	$11.410590 $10.712700	100,166.539 39,877.094
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.570162 $10.000000	$11.005249 $10.570162	0.000 0.000
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.133732 $10.000000	$10.452398 $10.133732	10,631.906 0.000
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.213076 $10.000000	$10.640187 $10.213076	20,313.570 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.098302 $10.000000	$10.336362 $11.098302	6,939.289 903.481
22

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.307103 $10.000000	$12.086135 $12.307103	3,678.608 329.927
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2014 2013	$10.215014 $10.000000	$10.354805 $10.215014	5,964.134 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.434264 $10.000000	$11.078331 $10.434264	116,215.786 41,882.250
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.162845 $10.000000	$10.879444 $10.162845	43,398.269 13,289.079
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.790157 $10.000000	$11.303506 $10.790157	64,301.331 12,497.564
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.488936 $10.000000	$9.748372 $9.488936	78,988.610 40,575.761
TA PineBridge Inflation Opportunities- Service Class(7) Subaccount inception date May 1, 2013	2014 2013	$8.888722 $10.000000	$9.047631 $8.888722	29,546.822 3,909.024
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.862470 $10.000000	$13.455383 $12.862470	4,739.599 2,044.119
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.236370 $10.000000	$10.468245 $11.236370	4,225.344 417.455
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.474011 $10.000000	$10.782050 $10.474011	756,398.166 324,141.525
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.225070 $10.000000	$10.595495 $10.225070	161,988.229 37,130.072
TA Vanguard ETF - Growth - Service Class(8) Subaccount inception date May 1, 2013	2014 2013	$10.955190 $10.000000	$11.215008 $10.955190	355,693.450 110,614.547
L-Share
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.711007 $10.000000	$11.239736 $10.711007	32,982.190 23,950.748
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.156691 $10.000000	$11.508571 $11.156691	467,645.277 124,246.861
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.550465 $10.000000	$9.840701 $9.550465	273,898.421 68,273.201
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.787317 $10.000000	$12.518255 $11.787317	199,745.633 61,268.689
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.888121 $10.000000	$12.872635 $11.888121	456,920.276 130,249.623
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.066747 $10.000000	$11.952351 $11.066747	147,271.196 25,153.215
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.984180 $10.000000	$10.154538 $9.984180	294,977.180 195,118.293
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.877422 $10.000000	$9.696876 $9.877422	479,584.358 398,611.180
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.399412 $10.000000	$10.577994 $10.399412	1,810,558.628 969,298.909
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.149364 $10.000000	$10.322630 $10.149364	220,958.529 145,292.804
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.741760 $10.000000	$10.884932 $10.741760	1,624,608.196 556,119.893
23

L-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.525381 $10.000000	$9.764256 $9.525381	416,100.039 152,068.066
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.525381 $10.000000	$9.764256 $9.525381	45,378.206 0.000
TA AB Dynamic Allocation - Service Class(4) Subaccount inception date May 1, 2013	2014 2013	$10.120413 $10.000000	$10.467068 $10.120413	149,814.109 87,419.820
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.576563 $10.000000	$12.720876 $11.576563	100,807.294 34,318.997
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.664010 $10.000000	$10.641864 $10.664010	414,574.278 152,124.030
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(5) Subaccount inception date November 10, 2014	2014	$9.998480	$9.902841	4,250.019
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(6) Subaccount inception date November 10, 2014	2014	$9.998480	$9.862946	17,663.371
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.537980 $10.000000	$10.869310 $10.537980	1,484,483.311 622,413.183
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.156876 $10.000000	$10.184071 $9.156876	131,337.396 41,240.898
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.941727 $10.000000	$11.582224 $10.941727	730,541.910 283,387.831
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.268922 $10.000000	$10.935810 $10.268922	1,171,194.793 505,160.442
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.691252 $10.000000	$11.353665 $10.691252	1,048,124.518 464,201.951
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.549000 $10.000000	$10.950353 $10.549000	226,174.990 67,871.566
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.113422 $10.000000	$10.400233 $10.113422	73,783.399 31,741.589
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.192617 $10.000000	$10.587100 $10.192617	120,706.051 50,224.027
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.076094 $10.000000	$10.284791 $11.076094	133,864.494 55,617.989
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.282490 $10.000000	$12.025854 $12.282490	50,751.746 25,495.762
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.413369 $10.000000	$11.023068 $10.413369	1,111,493.247 447,863.188
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.142494 $10.000000	$10.825170 $10.142494	197,003.768 63,851.665
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.768556 $10.000000	$11.247124 $10.768556	361,640.186 126,163.176
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.469916 $10.000000	$9.699736 $9.469916	695,135.185 406,244.058
TA PineBridge Inflation Opportunities- Service Class(7) Subaccount inception date May 1, 2013	2014 2013	$8.870906 $10.000000	$9.002487 $8.870906	262,887.081 94,596.042
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.836738 $10.000000	$13.388277 $12.836738	209,993.651 76,374.754
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.213892 $10.000000	$10.416026 $11.213892	56,231.083 10,364.029
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.453037 $10.000000	$10.728264 $10.453037	4,951,402.067 1,811,998.711
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.204584 $10.000000	$10.542635 $10.204584	456,655.384 140,874.387
24

L-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA Vanguard ETF - Growth - Service Class(8) Subaccount inception date May 1, 2013	2014 2013	$10.933258 $10.000000	$11.159064 $10.933258	3,985,463.190 1,629,355.721

Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.725322 $10.000000	$11.277288 $10.725322	152,756.274 56,486.277
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.171618 $10.000000	$11.547038 $11.171618	833,877.928 232,056.438
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.563258 $10.000000	$9.873617 $9.563258	742,820.206 262,512.916
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.803072 $10.000000	$12.560096 $11.803072	932,625.503 269,293.365
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.904007 $10.000000	$12.915654 $11.904007	1,147,723.314 401,760.499
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.081541 $10.000000	$11.992238 $11.081541	374,891.990 96,971.498
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.997538 $10.000000	$10.188441 $9.997538	1,401,951.811 1,842,017.360
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.890633 $10.000000	$9.729250 $9.890633	1,419,900.456 1,727,691.484
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.413329 $10.000000	$10.613321 $10.413329	8,256,449.224 3,955,128.014
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.162935 $10.000000	$10.357094 $10.162935	1,541,826.177 822,960.680
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.756115 $10.000000	$10.921279 $10.756115	4,035,152.360 1,571,002.368
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.538127 $10.000000	$9.796865 $9.538127	743,361.179 646,518.867
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.538127 $10.000000	$9.796865 $9.538127	593,754.936 3,482.845
TA AB Dynamic Allocation - Service Class(4) Subaccount inception date May 1, 2013	2014 2013	$10.133949 $10.000000	$10.502019 $10.133949	894,990.652 356,124.159
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.592033 $10.000000	$12.763329 $11.592033	350,201.422 50,867.318
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.678265 $10.000000	$10.677395 $10.678265	1,318,519.902 481,118.236
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(5) Subaccount inception date November 10, 2014	2014	$9.998644	$9.905770	143,988.176
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(6) Subaccount inception date November 10, 2014	2014	$9.998644	$9.865865	150,215.427
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.552069 $10.000000	$10.905604 $10.552069	5,302,758.711 2,452,159.553
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.169134 $10.000000	$10.218080 $9.169134	166,490.280 63,241.310
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.956358 $10.000000	$11.620870 $10.956358	2,390,178.719 846,771.666
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.282648 $10.000000	$10.972312 $10.282648	5,825,954.981 2,264,209.023
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.705543 $10.000000	$11.391564 $10.705543	3,046,400.074 1,324,765.634
25

L-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.563097 $10.000000	$10.986903 $10.563097	15,282.843 5,375.505
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.126950 $10.000000	$10.434949 $10.126950	403,110.529 339,061.965
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.206250 $10.000000	$10.622456 $10.206250	72,741.994 55,054.778
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.090899 $10.000000	$10.319130 $11.090899	321,593.619 86,255.852
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.298900 $10.000000	$12.065997 $12.298900	138,837.629 45,252.660
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.427283 $10.000000	$11.059856 $10.427283	4,038,621.568 1,521,956.282
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.156054 $10.000000	$10.861299 $10.156054	742,912.559 211,353.453
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.782951 $10.000000	$11.284678 $10.782951	1,600,587.241 605,375.864
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.482602 $10.000000	$9.732134 $9.482602	2,321,109.993 1,181,039.994
TA PineBridge Inflation Opportunities- Service Class(7) Subaccount inception date May 1, 2013	2014 2013	$8.882785 $10.000000	$9.032552 $8.882785	1,905,725.931 265,309.758
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.853885 $10.000000	$13.432961 $12.853885	635,617.289 162,884.426
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.228868 $10.000000	$10.450790 $11.228868	83,460.367 26,244.915
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.467013 $10.000000	$10.764074 $10.467013	32,717,032.490 11,386,700.818
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.218227 $10.000000	$10.577824 $10.218227	3,164,750.174 1,391,501.380
TA Vanguard ETF - Growth - Service Class(8) Subaccount inception date May 1, 2013	2014 2013	$10.947869 $10.000000	$11.196321 $10.947869	15,685,951.390 5,548,339.779

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.736082 $10.000000	$11.305513 $10.736082	9,290.371 3,341.657
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.182807 $10.000000	$11.575911 $11.182807	95,272.296 40,691.480
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.572853 $10.000000	$9.898318 $9.572853	267,638.874 48,244.062
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.814889 $10.000000	$12.591497 $11.814889	59,543.877 28,219.573
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.915942 $10.000000	$12.947953 $11.915942	140,755.081 79,993.089
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.092651 $10.000000	$12.022287 $11.092651	126,709.755 98,079.100
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.007569 $10.000000	$10.213968 $10.007569	99,577.778 454,433.033
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.900559 $10.000000	$9.753638 $9.900559	484,704.900 384,089.323
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.423761 $10.000000	$10.639903 $10.423761	3,743,686.079 1,640,171.897
26

L-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.173136 $10.000000	$10.383067 $10.173136	756,495.092 288,617.052
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.766901 $10.000000	$10.948638 $10.766901	1,738,537.855 757,546.998
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.547700 $10.000000	$9.821416 $9.547700	229,240.493 118,019.127
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.547700 $10.000000	$9.821416 $9.547700	0.000 0.000
TA AB Dynamic Allocation - Service Class(4) Subaccount inception date May 1, 2013	2014 2013	$10.144110 $10.000000	$10.528328 $10.144110	233,040.756 105,114.053
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.603659 $10.000000	$12.795301 $11.603659	24,158.172 3,449.318
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.688977 $10.000000	$10.704160 $10.688977	107,725.203 83,325.946
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(5) Subaccount inception date November 10, 2014	2014	$9.998767	$9.907970	26,175.188
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(6) Subaccount inception date November 10, 2014	2014	$9.998767	$9.868054	27,999.912
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.562653 $10.000000	$10.932929 $10.562653	2,300,269.186 968,809.271
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.178335 $10.000000	$10.243698 $9.178335	28,645.858 15,048.486
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.967341 $10.000000	$11.650000 $10.967341	922,108.414 278,846.205
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.292971 $10.000000	$10.999811 $10.292971	2,858,440.096 1,039,380.138
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.716280 $10.000000	$11.420103 $10.716280	932,814.082 287,278.458
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.573701 $10.000000	$11.014442 $10.573701	17,315.781 15,046.200
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.137114 $10.000000	$10.461104 $10.137114	126,956.944 1,566.040
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.216487 $10.000000	$10.649061 $10.216487	11,510.579 8,474.244
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.102015 $10.000000	$10.344990 $11.102015	22,115.469 6,050.885
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.311215 $10.000000	$12.096220 $12.311215	16,288.672 3,643.075
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2014 2013	$10.215816 $10.000000	$10.360804 $10.215816	10,589.140 911.781
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.437749 $10.000000	$11.087561 $10.437749	1,940,470.405 663,747.387
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.166237 $10.000000	$10.888512 $10.166237	338,3796.125 154,285.485
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.793759 $10.000000	$11.312946 $10.793759	519,383.356 187,171.655
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.492111 $10.000000	$9.756515 $9.492111	638,582.276 256,632.708
TA PineBridge Inflation Opportunities- Service Class(7) Subaccount inception date May 1, 2013	2014 2013	$8.891705 $10.000000	$9.055195 $8.891705	657,388.039 83,161.041
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.866763 $10.000000	$13.466613 $12.866763	33,870.139 17,070.291
27

L-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.240128 $10.000000	$10.476993 $11.240128	1,634.284 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.477507 $10.000000	$10.791045 $10.477507	12,187,086.849 4,153,049.354
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.228484 $10.000000	$10.604339 $10.228484	1,051,554.155 472,504.182
TA Vanguard ETF - Growth - Service Class(8) Subaccount inception date May 1, 2013	2014 2013	$10.958846 $10.000000	$11.224368 $10.958846	6,394,792.700 2,385,027.830
X-Share
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.711007 $10.000000	$11.239736 $10.711007	9,000.968 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.156691 $10.000000	$11.508571 $11.156691	124,625.235 75,409.507
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.550465 $10.000000	$9.840701 $9.550465	72,895.435 27,207.388
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.787317 $10.000000	$12.518255 $11.787317	73,729.957 7,390.560
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.888121 $10.000000	$12.872635 $11.888121	47,941.594 4,060.769
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.066747 $10.000000	$11.952351 $11.066747	18,827.809 8,454.234
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.984180 $10.000000	$10.154538 $9.984180	57,029.035 17,471.857
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.877422 $10.000000	$9.696876 $9.877422	396,217.631 90,198.082
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.399412 $10.000000	$10.577994 $10.399412	830,633.242 261,775.976
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.149364 $10.000000	$10.322630 $10.149364	121,293.408 68,183.031
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.741760 $10.000000	$10.884932 $10.741760	438,730.559 181,462.867
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.525381 $10.000000	$9.764256 $9.525381	95,314.411 210,089.217
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.525381 $10.000000	$9.764256 $9.525381	0.000 0.000
TA AB Dynamic Allocation - Service Class(4) Subaccount inception date May 1, 2013	2014 2013	$10.120413 $10.000000	$10.467068 $10.120413	133,988.797 61,980.123
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.576563 $10.000000	$12.720876 $11.576563	25,568.190 2,148.970
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.664010 $10.000000	$10.641864 $10.664010	55,897.666 7,586.979
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(5) Subaccount inception date November 10, 2014	2014	$9.998480	$9.902841	7,071.562
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(6) Subaccount inception date November 10, 2014	2014	$9.998480	$9.862946	0.000
28

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.537980 $10.000000	$10.869310 $10.537980	646,604.816 214,649.401
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.156876 $10.000000	$10.184071 $9.156876	55,759.507 11,426.843
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.941727 $10.000000	$11.582224 $10.941727	305,553.448 151,816.419
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.268922 $10.000000	$10.935810 $10.268922	426,931.812 153,557.869
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.691252 $10.000000	$11.353665 $10.691252	375,317.508 152,318.000
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.549000 $10.000000	$10.950353 $10.549000	0.000 0.000
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.113422 $10.000000	$10.400233 $10.113422	0.000 0.000
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.192617 $10.000000	$10.587100 $10.192617	0.000 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.076094 $10.000000	$10.284791 $11.076094	71,917.815 22,044.900
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.282490 $10.000000	$12.025854 $12.282490	10,292.833 1,753.473
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.413369 $10.000000	$11.023068 $10.413369	277,947.180 85,136.975
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.142494 $10.000000	$10.825170 $10.142494	77,364.845 28,996.096
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.768556 $10.000000	$11.247124 $10.768556	184,636.573 81,578.800
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.469916 $10.000000	$9.699736 $9.469916	189,805.930 101,190.096
TA PineBridge Inflation Opportunities- Service Class(7) Subaccount inception date May 1, 2013	2014 2013	$8.870906 $10.000000	$9.002487 $8.870906	86,578.965 112,955.236
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.836738 $10.000000	$13.388277 $12.836738	56,661.441 8,070.959
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.213892 $10.000000	$10.416026 $11.213892	5,841.191 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.453037 $10.000000	$10.728264 $10.453037	1,381,841.447 493,178.589
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.204584 $10.000000	$10.542635 $10.204584	341,982.745 149,500.111
TA Vanguard ETF - Growth - Service Class(8) Subaccount inception date May 1, 2013	2014 2013	$10.933258 $10.000000	$11.159064 $10.933258	1,124,097.518 526,666.776

Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.725322 $10.000000	$11.277288 $10.725322	81,020.802 58,159.861
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.171618 $10.000000	$11.547038 $11.171618	84,420.926 28,670.208
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.563258 $10.000000	$9.873617 $9.563258	252,162.343 68,871.088
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.803072 $10.000000	$12.560096 $11.803072	183,200.735 88,512.783
29

X-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.904007 $10.000000	$12.915654 $11.904007	127,507.280 44,091.114
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.081541 $10.000000	$11.992238 $11.081541	45,719.731 13,141.248
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.997538 $10.000000	$10.188441 $9.997538	306,858.160 57,098.603
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.890633 $10.000000	$9.729250 $9.890633	272,381.377 273,237.858
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.413329 $10.000000	$10.613321 $10.413329	3,119,129.748 1,389,809.315
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.162935 $10.000000	$10.357094 $10.162935	611,270.545 321,170.509
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.756115 $10.000000	$10.921279 $10.756115	1,065,609.309 357,402.492
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.538127 $10.000000	$9.796865 $9.538127	268,489.196 304,703.505
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.538127 $10.000000	$9.796865 $9.538127	0.000 0.000
TA AB Dynamic Allocation - Service Class(4) Subaccount inception date May 1, 2013	2014 2013	$10.133949 $10.000000	$10.502019 $10.133949	167,350.714 57,388.340
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.592033 $10.000000	$12.763329 $11.592033	70,215.684 29,345.321
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.678265 $10.000000	$10.677395 $10.678265	231,604.940 152,276.630
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(5) Subaccount inception date November 10, 2014	2014	$9.998644	$9.905770	5,400.088
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(6) Subaccount inception date November 10, 2014	2014	$9.998644	$9.865865	19,932.913
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.552069 $10.000000	$10.905604 $10.552069	1,477,360.858 488,692.944
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.169134 $10.000000	$10.218080 $9.169134	65,088.757 25,062.523
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.956358 $10.000000	$11.620870 $10.956358	944,584.503 318,714.850
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.282648 $10.000000	$10.972312 $10.282648	1,535,589.132 614,124.908
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.705543 $10.000000	$11.391564 $10.705543	724,160.365 234,641.630
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.563097 $10.000000	$10.986903 $10.563097	90,618.239 6,312.923
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.126950 $10.000000	$10.434949 $10.126950	35,176.949 37,697.261
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.206250 $10.000000	$10.622456 $10.206250	2,288.673 739.821
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.090899 $10.000000	$10.319130 $11.090899	29,813.216 11,128.316
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.298900 $10.000000	$12.065997 $12.298900	51,016.607 20,575.953
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.427283 $10.000000	$11.059856 $10.427283	1,054,847.027 239,689.913
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.156054 $10.000000	$10.861299 $10.156054	294,708.243 66,277.177
30

X-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.782951 $10.000000	$11.284678 $10.782951	541,351.900 190,934.766
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.482602 $10.000000	$9.732134 $9.482602	590,926.863 249,729.449
TA PineBridge Inflation Opportunities- Service Class(7) Subaccount inception date May 1, 2013	2014 2013	$8.882785 $10.000000	$9.032552 $8.882785	207,600.222 107,795.568
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.853885 $10.000000	$13.432961 $12.853885	179,964.924 39,600.053
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.228868 $10.000000	$10.450790 $11.228868	16,873.801 4,438.711
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.467013 $10.000000	$10.764074 $10.467013	5,869,627.642 1,726,331.463
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.218227 $10.000000	$10.577824 $10.218227	645,122.969 239,796.021
TA Vanguard ETF - Growth - Service Class(8) Subaccount inception date May 1, 2013	2014 2013	$10.947869 $10.000000	$11.196321 $10.947869	3,576,273.140 969,869.167

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.736082 $10.000000	$11.305513 $10.736082	5,712.878 2,961.832
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.182807 $10.000000	$11.575911 $11.182807	27,674.658 5,460.794
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$9.572853 $10.000000	$9.898318 $9.572853	144,000.792 20,894.979
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.814889 $10.000000	$12.591497 $11.814889	16,705.093 5,605.280
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.915942 $10.000000	$12.947953 $11.915942	25,761.866 2,342.830
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.092651 $10.000000	$12.022287 $11.092651	27,202.761 787.780
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.007569 $10.000000	$10.213968 $10.007569	359,921.125 159,376.034
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.900559 $10.000000	$9.753638 $9.900559	225,841.736 165,630.010
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.423761 $10.000000	$10.639903 $10.423761	792,280.900 380,104.083
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.173136 $10.000000	$10.383067 $10.173136	153,383.211 52,488.177
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.766901 $10.000000	$10.948638 $10.766901	416,605.109 132,560.522
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.547700 $10.000000	$9.821416 $9.547700	97,541.816 64,588.028
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.547700 $10.000000	$9.821416 $9.547700	0.000 0.000
TA AB Dynamic Allocation - Service Class(4) Subaccount inception date May 1, 2013	2014 2013	$10.144110 $10.000000	$10.528328 $10.144110	77,646.183 43,283.804
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.603659 $10.000000	$12.795301 $11.603659	26,922.556 1,618.992
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.688977 $10.000000	$10.704160 $10.688977	34,490.769 5,947.822
31

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(5) Subaccount inception date November 10, 2014	2014	$9.998767	$9.907970	208.956
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(6) Subaccount inception date November 10, 2014	2014	$9.998767	$9.868054	8,648.691
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.562653 $10.000000	$10.932929 $10.562653	575,485.283 182,959.852
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.178335 $10.000000	$10.243698 $9.178335	12,732.147 2,807.881
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.967341 $10.000000	$11.650000 $10.967341	293,151.516 136,034.029
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.292971 $10.000000	$10.999811 $10.292971	533,914.082 262,180.810
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.716280 $10.000000	$11.420103 $10.716280	251,893.282 68,616.863
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.573701 $10.000000	$11.014442 $10.573701	7,440.003 1,093.083
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.137114 $10.000000	$10.461104 $10.137114	6,632.632 1,132.932
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.216487 $10.000000	$10.649061 $10.216487	7,261.637 1,048.874
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.102015 $10.000000	$10.344990 $11.102015	14,411.718 902.411
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.311215 $10.000000	$12.096220 $12.311215	1,233.186 2,596.771
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2014 2013	$10.215816 $10.000000	$10.360804 $10.215816	85.504 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.437749 $10.000000	$11.087561 $10.437749	321,799.270 82,776.931
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.166237 $10.000000	$10.888512 $10.166237	106,443.342 28,507.539
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.793759 $10.000000	$11.312946 $10.793759	175,250.569 71,227.478
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.492111 $10.000000	$9.756515 $9.492111	199,029.260 51,271.286
TA PineBridge Inflation Opportunities- Service Class(7) Subaccount inception date May 1, 2013	2014 2013	$8.891705 $10.000000	$9.055195 $8.891705	74,383.514 19,115.452
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.866763 $10.000000	$13.466613 $12.866763	17,924.395 11,818.614
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.240128 $10.000000	$10.476993 $11.240128	1,195.579 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.477507 $10.000000	$10.791045 $10.477507	1,646,991.494 405,855.260
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.228484 $10.000000	$10.604339 $10.228484	428,411.367 298,286.411
32

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA Vanguard ETF - Growth - Service Class(8) Subaccount inception date May 1, 2013	2014 2013	$10.958846 $10.000000	$11.224368 $10.958846	1,260,467.572 386,346.006
(1)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	Effective May 1, 2015, AllianceBernstein Balanced Wealth Strategy Portfolio will be renamed AB Balanced Wealth Strategy Portfolio.
(4)	TA AllianceBernstein Dynamic Allocation will be renamed TA AB Dynamic Allocation on or about May 1, 2015
(5)	TA BlackRock Global Allocation Managed Risk – Balanced was available on or about November 10, 2014.
(6)	TA BlackRock Global Allocation Managed Risk – Growth was available on or about November 10, 2014.
(7)	Effective on or about November 10, 2014 TA PIMCO Real Return TIPS was renamed TA PineBridge Inflation Opportunities.
(8)	Effective close of business November 7, 2014 TA Vanguard ETF Portfolio – Aggressive Growth was merged into TA Vanguard ETF Portfolio – Growth.
TA American Funds Managed Risk had not commenced operations as of December 31, 2014, therefore, comparable data is not available.
33

APPENDIX
Prior Withdrawal and Growth Percentages
The table below identifies the prior percentages for the Retirement Income Max® Rider.
Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
Prior to May 1, 2014	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 3.80% 4.80% 5.80%
May 1, 2014 to February 16, 2015	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 4.00% 5.00% 6.00%
February 17, 2015 to May 1, 2015	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%	0.00% 3.80% 4.80% 5.80%
Growth Percentages
Date	Percentage
Prior to May 1, 2014	5.00%
May 1, 2014 to May 1, 2015	5.50%
34

PARTNERS VARIABLE ANNUITY SERIESSM
Transamerica Life Insurance Company Separate Account B (EST. 1/19/1990) 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com	Transamerica Financial Life Insurance Company Separate Account BNY (EST. 9/27/1994) 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com
This prospectus describes information you should know before you purchase a Partners Variable Annuity SeriesSM variable annuity. The prospectus describes a contract between each owner and joint owner (“you”) and Transamerica Life Insurance Company or Transamerica Financial Life Insurance Company (“us,” “we,” “our” or “Company”). This is an individual, deferred, flexible premium variable annuity. This variable annuity allows you to allocate your premium payments among the fixed account (if available) and the underlying fund portfolios.
This prospectus also refers to the following share classes: B-Share, C-Share, L-Share and X-Share. A share class will be selected on your application and identified in your policy.
This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference. You can also contact us to get a Statement of Additional Information (SAI) free of charge. The SAI contains more information about this policy. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. The prospectus and SAI can also be obtained from the SEC's website (www.sec.gov). The table of contents of the SAI is included at the end of this prospectus. The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
If you elect the X-Share, we will add a credit to your policy value for each premium payment that you make. Generally, an annuity with a premium enhancement will have higher overall expenses than a similar annuity without a premium enhancement; the amount credited under the premium enhancement may be more than offset by the additional fees and charges associated with the premium enhancement. You should always consider the expenses along with the features and enhancements to be sure that any annuity meets your financial needs and goals.
This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long investment time horizon and is not appropriate for people who intend to engage in market timing. You will get no additional tax advantage from this variable annuity if you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account (“IRA”)). This prospectus is not intended to provide tax, accounting or legal advice.
We are not an investment adviser nor are we registered as such with the SEC or any state securities regulatory authority. We are not acting in any fiduciary capacity with respect to your policy nor are we acting in any capacity on behalf of any tax-advantaged retirement plan. This information does not constitute personalized investment advice or financial planning advice.
Prospectus Date: May 1, 2015
Statement of Additional Information Date: May 1, 2015

The subaccounts available under this policy invest in the following underlying fund portfolios:
SUBACCOUNT	UNDERLYING FUND PORTFOLIO
AB Balanced Wealth Strategy Portfolio - Class B	AB Balanced Wealth Strategy Portfolio - Class B
AB Growth and Income Portfolio – Class B	AB Growth and Income Portfolio – Class B
American Funds - Asset Allocation FundSM - Class 2	American Funds - Asset Allocation FundSM - Class 2
American Funds - Growth FundSM - Class 2	American Funds - Growth FundSM - Class 2
American Funds - Growth-Income FundSM - Class 2	American Funds - Growth-Income FundSM - Class 2
American Funds - International FundSM - Class 2	American Funds - International FundSM - Class 2
Fidelity VIP Balanced Portfolio - Service Class 2	Fidelity VIP Balanced Portfolio - Service Class 2
Fidelity VIP Contrafund® Portfolio – Service Class 2	Fidelity VIP Contrafund® Portfolio – Service Class 2
Fidelity VIP Mid Cap Portfolio – Service Class 2	Fidelity VIP Mid Cap Portfolio – Service Class 2
Fidelity VIP Value Strategies Portfolio – Service Class 2	Fidelity VIP Value Strategies Portfolio – Service Class 2
GE Investments Total Return Fund - Class 3	GE Investments Total Return Fund - Class 3
TA Aegon Money Market - Service Class	Transamerica Aegon Money Market VP – Service Class
TA Aegon Tactical Vanguard ETF - Balanced - Service Class	Transamerica Aegon Active Asset Allocation - Moderate VP - Service Class
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP – Service Class
TA American Funds Managed Risk - Balanced - Service Class	Transamerica American Funds Managed Risk VP - Service Class
TA Barrow Hanley Dividend Focused - Service Class	Transamerica Barrow Hanley Dividend Focused VP – Service Class
TA BlackRock Global Allocation - Service Class	Transamerica BlackRock Global Allocation VP - Service Class
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class
TA Clarion Global Real Estate Securities - Service Class	Transamerica Clarion Global Real Estate Securities VP – Service Class
TA JPMorgan Enhanced Index - Service Class	Transamerica JPMorgan Enhanced Index VP – Service Class
TA JPMorgan Mid Cap Value - Service Class	Transamerica JPMorgan Mid Cap Value VP–Service Class
TA Jennison Growth - Service Class	Transamerica Jennison Growth VP– Service Class
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class
TA MFS International Equity - Service Class	Transamerica MFS International Equity VP – Service Class
TA Morgan Stanley Capital Growth - Service Class	Transamerica Morgan Stanley Capital Growth VP – Service Class
TA Morgan Stanley Mid Cap Growth - Service Class	Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class
TA Multi-Manager Alternative Strategies	Transamerica Multi-Manager Alternative Strategies VP
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class
TA Systematic Small Mid Cap Value - Service Class	Transamerica Systematic Small/Mid Cap Value VP – Service Class
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class
TA TS&W International Equity - Service Class	Transamerica TS&W International Equity VP – Service Class
TA Torray Concentrated Growth - Service Class	Transamerica Torray Concentrated Growth VP – Service Class
TA Vanguard ETF - Balanced - Service Class	Transamerica Vanguard ETF Portfolio - Balanced VP - Service Class
TA Vanguard ETF - Conservative - Service Class	Transamerica Vanguard ETF Portfolio - Conservative VP - Service Class
TA Vanguard ETF - Growth - Service Class	Transamerica Vanguard ETF Portfolio - Growth VP - Service Class
TA Voya Balanced Allocation - Service Class	Transamerica Voya Balanced Allocation VP - Service Class
TA Voya Conservative Allocation - Service Class	Transamerica Voya Conservative Allocation VP - Service Class
TA Voya Intermediate Bond - Service Class	Transamerica Voya Intermediate Bond VP - Service Class
TA Voya Large Cap Growth - Service Class	Transamerica Voya Large Cap Growth VP - Service Class
TA Voya Limited Maturity Bond	Transamerica Voya Limited Maturity Bond VP - Service Class
TA Voya Mid Cap Opportunities - Service Class	Transamerica Voya Mid Cap Opportunities VP - Service Class
TA Voya Moderate Growth Allocation - Service Class	Transamerica Voya Moderate Growth Allocation VP - Service Class

SUBACCOUNT	UNDERLYING FUND PORTFOLIO
TA WMC US Growth - Service Class	Transamerica WMC US Growth VP – Service Class
Voya Global Perspectives - Class S	Voya Global Perspectives - Class S
Voya Large Cap Value - Class S	Voya Large Cap Value - Class S
Voya Strategic Allocation Conservative - Class S	Voya Strategic Allocation Conservative - Class S
Voya Strategic Allocation Moderate - Class S	Voya Strategic Allocation Moderate - Class S

TABLE OF CONTENTS continued
APPENDIX
PAM METHOD TRANSFERS	103
APPENDIX
Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders	105
APPENDIX
Hypothetical Example of the Withdrawal Base Calculation - Retirement Income Max® Rider	109
v

INTRODUCTION
How to buy this variable annuity
√ Choose a share class(1)
	Qualified Policy(2,3) Minimum Initial Deposit	Non-Qualified Policy Minimum Initial Deposit(4)	Surrender Charge Period	Mortality & Expense Risk and Administrative Charges
B-Share	$1,000	$5,000	7 years	1.15%
C-Share	$1,000	$5,000	none	1.55%
L-Share	$1,000	$5,000	4 years	1.50%
X-Share	$1,000	$5,000	9 years	1.50%
(1)	This table does not show underlying fund portfolio expenses, annual service charge and optional rider fees. Each share class has its own minimum policy value requirements. Not all share classes may be available through your financial intermediary.
(2)	We currently issue new policies to the following plans: Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEP-IRAs, 457(f) plans (in certain circumstances) and Section 401(a) plans (including profit sharing plans, defined benefit pension plans, defined contribution pension plans, 401(k) plans, combination defined benefit/contribution plans).
(3)	Includes anticipated premium at time of application from transfers or rollovers as indicated on your application or electronic order form.
(4)	Includes anticipated premium at time of application from 1035 exchanges as indicated on your application or electronic order form.
√ Choose investment options
•	Subaccounts - Funds representing a range of investment strategies, objectives and asset classes.
•	Fixed Account - A fixed interest account (if available).
Subject to limitations, you may move your policy value among each of these investment options.
√ Choose optional guaranteed benefits (if desired)*
Lifetime Withdrawal Benefits	Guaranteed Principal SolutionSM(1, 2) Retirement Income Max®(1) Retirement Income Choice® 1.6(1, 3)
Death Benefits	Return of Premium(1) Annual Step-Up(1) Additional Death Distribution(1) Additional Death Distribution +(1)
Liquidity Rider (only with B-Share Class)	Liquidity Rider
(1)	Investment or other restrictions may apply
(2)	Also includes an accumulation benefit.
(3)	Also includes an optional death benefit.
*	Additional fees apply. Optional benefits may not be available for all policies, in all states, at all times or through all financial intermediaries.
√ Complete our application or order form
√ Pay the applicable minimum initial deposit
1

FEE TABLE AND EXPENSE EXAMPLES
The following describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. We have included any applicable fees and expenses that differ based on share class. Please be certain to review the notes following the fee table and expense examples for further information about the fees and charges presented. The order of the notes follows the order in which the fees and charges under the policy are presented in the fee tables and the expense examples.
The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See EXPENSES.
The first section describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options. State premium taxes may also be deducted. Excess interest adjustments may be made to amounts surrendered, transferred or applied to annuity payment options from cash value from the fixed account. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
	B-Share	C-Share	L-Share	X-Share
Owner Transaction Expenses:
Front-End Sales Load On Purchase Payments	0%	0%	0%	0%
Contingent Deferred Surrender Charges (as a percentage of premium surrendered)
Number of Years Since Premium Payment Date
Year 1	8%	0%	8%	9%
Year 2	8%	0%	8%	8%
Year 3	7%	0%	7%	7%
Year 4	6%	0%	6%	6%
Year 5	5%	0%	0%	5%
Year 6	4%	0%	0%	4%
Year 7	3%	0%	0%	3%
Year 8	0%	0%	0%	2%
Year 9	0%	0%	0%	1%
Year 10+	0%	0%	0%	0%
Transfer Fee	$0-$10	$0-$10	$0-$10	$0-$10
Special Service Fee	$0-$50*	$0-$50*	$0-$50*	$0-$50*
* $0 - $25 for policies issued prior to May 1, 2015.
The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
Classes	B-Share	C-Share	L-Share	X-Share
Annual Service Charge	$0-$50	$0-$50	$0-$50	$0-$50
Separate Account Annual Expenses (as a percentage, annually, of average separate account value):
Mortality and Expense Risk Fee	1.00%	1.40%	1.35%	1.35%
Administrative Charge	0.15%	0.15%	0.15%	0.15%
Total Base Separate Account Annual Expenses	1.15%	1.55%	1.50%	1.50%
Optional Separate Account Expenses:
Return of Premium Death Benefit	0.15%	0.15%	0.15%	0.15%
Annual Step-Up Death Benefit	0.35%	0.35%	0.35%	0.35%
Fund Facilitation Fee	0.30%	0.30%	0.30%	0.30%
Liquidity Rider (only available with B-Share)	0.50%	—	—	—
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	2.30%	2.20%	2.15%	2.15%
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Classes	B-Share	C-Share	L-Share	X-Share
Optional Death Benefit Riders:
Additional Death Distribution (annual charge based on policy value)	0.25%	0.25%	0.25%	0.25%
Additional Death Distribution + (annual charge based on policy value)	0.55%	0.55%	0.55%	0.55%

	Maximum	Current
Optional Guaranteed Lifetime Withdrawal Benefit Riders:
Guaranteed Principal SolutionSM (aka Living Benefits Rider) (annual charge - % of Principal Back Total Withdrawal Base)	1.25%	1.25%
Retirement Income Max® (annual charge - % of Withdrawal Base)	2.00%	1.25%
Retirement Income Choice® 1.6 (annual charge - % of Withdrawal Base) (for riders issued on or after May 1, 2014)
Base Benefit Designated Allocation Group A	2.20%	1.45%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with Retirement Income Choice® 1.6 rider:
Death Benefit - (Single Life Option)	0.40%	0.40%
Death Benefit - (Joint Life Option)	0.35%	0.35%
Income EnhancementSM - (Single Life Option - Not available in NY)	0.30%	0.30%
Income EnhancementSM - (Joint Life Option - Not available in NY)	0.50%	0.50%
Retirement Income Choice® 1.6 (annual charge - % of Withdrawal Base) (for riders issued prior to May 1, 2014)
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with Retirement Income Choice® 1.6 rider:
Death Benefit - (Single Life Option)	0.40%	0.40%
Death Benefit - (Joint Life Option)	0.35%	0.35%
Income EnhancementSM - (Single Life Option - Not available in NY)	0.30%	0.30%
Income EnhancementSM - (Joint Life Option - Not available in NY)	0.50%	0.50%
The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2014 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio's fees and expenses is contained in the prospectus for each portfolio.
Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses):
Lowest Gross	0.54%
Highest Gross	10.38%
The following Examples are intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.
The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your policy has a 5% return each year, the highest Total Portfolio Annual Operating Expenses of any of the portfolios for the year ended December 31, 2014, and the base policy with the combination of available optional features or riders with the highest fees and
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expenses, including the highest Fund Facilitation Fee, Annual Step-Up Death Benefit, Additional Death Distribution+ Rider and Retirement Income Choice® 1.6 Rider - Joint Life with additional Death Benefit and Income EnhancementSM options (prior to May 1, 2014). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Examples:
If the policy is surrendered at the end of the applicable time period:
	B-Share	B-Share w/Liquidity Rider	C-Share	L-Share	X-Share
1 Year	$ 2,171	$ 2,215	$ 1,491	$ 2,203	$ 2,294
3 Years	$ 4,657	$ 4,758	$ 4,118	$ 4,730	$ 4,732
5 Years	$ 6,672	$ 6,321	$ 6,336	$ 6,313	$ 6,766
10 Years	$10,397	$10,424	$10,483	$10,466	$10,469
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy:
	B-Share	B-Share w/Liquidity Rider	C-Share	L-Share	X-Share
1 Year	$ 1,451	$ 1,495	$ 1,491	$ 1,483	$ 1,484
3 Years	$ 4,027	$ 4,128	$ 4,118	$ 4,100	$ 4,102
5 Years	$ 6,222	$ 6,321	$ 6,336	$ 6,313	$ 6,316
10 Years	$10,397	$10,424	$10,483	$10,466	$10,469
The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your policy has a 5% return each year, the highest Total Portfolio Annual Operating Expenses of any of the portfolios for the year ended December 31, 2014, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the highest Fund Facilitation Fee, Annual Step-Up Death Benefit, Additional Death Distribution+ Rider and Retirement Income Choice® 1.6 Rider - Joint Life with additional Death Benefit and Income EnhancementSM options (on or after May 1, 2014). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Examples:
If the policy is surrendered at the end of the applicable time period:
	B-Share	B-Share w/Liquidity Rider	C-Share	L-Share	X-Share
1 Year	$ 2,162	$ 2,206	$ 1,481	$ 2,193	$ 2,285
3 Years	$ 4,631	$ 4,732	$ 4,092	$ 4,704	$ 4,707
5 Years	$ 6,632	$ 6,281	$ 6,296	$ 6,273	$ 6,726
10 Years	$10,330	$10,356	$10,417	$10,400	$10,403
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy:
	B-Share	B-Share w/Liquidity Rider	C-Share	L-Share	X-Share
1 Year	$ 1,442	$ 1,486	$ 1,481	$ 1,473	$ 1,475
3 Years	$ 4,001	$ 4,102	$ 4,092	$ 4,074	$ 4,077
5 Years	$ 6,182	$ 6,281	$ 6,296	$ 6,273	$ 6,276
10 Years	$10,330	$10,356	$10,417	$10,400	$10,403
Please remember that these Examples are illustrations and do not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Examples. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.
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For information concerning compensation paid for the sale of the policies, see OTHER INFORMATION - Distributor of the Policies.
Notes to Fee Table and Expense Examples
Owner Transaction Expenses:
Maximum Surrender Charge: The surrender charge, if any is imposed, applies to each premium payment, regardless of how policy value is allocated among the investment options. The surrender charge decreases based on the number of years since the premium payment was made.
Transfer Fee:  The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment options. There is no fee for the first 12 transfers per policy year. For additional transfers, we may charge a fee of $10 per transfer.
Special Service Fees: We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require us to incur additional processing costs.
Annual Service Charge:
The maximum annual service charge is $50 per policy. In no event will the service charge exceed 2% of the policy value or the maximum amount.
Criteria for Potential Waiver	Potential Waiver Amount*
Policy Value or sum of all premium payments less all withdrawals:
$50,000 thru $249,999.99	up to $35
$250,000 or more	up to $50
Participation in e-delivery program	up to $15
*	In no event will we waive in the aggregate more than the actual annual service charge for any policy year.
Separate Account Annual Expenses:
Mortality and Expense Risk Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit. During the income phase, the mortality and expense risk fee is at an annual rate of 1.25%.
Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees.
Fund Facilitation Fee: This daily fee is applied only to policy value in the subaccounts invested in:
Fund	Annualized Fee %
American Funds - Asset Allocation Fund - Class 2; American Funds - Growth Fund - Class 2; American Funds Growth-Income Fund - Class 2; American Funds International Fund - Class 2	0.30%
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B; GE Investments Total Return Fund - Class 2	0.20%
Voya Global Perspectives - Class S; Voya Large Cap Value - Class S; Voya Strategic Allocation Conservative - Class S; Voya Strategic Allocation Moderate - Class S	0.14%
We charge a fund facilitation fee in order to make certain subaccounts available as investment choices under the policies. We apply the fee to subaccounts that invest in underlying funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify.
Liquidity Rider: This fee is only charged for the first four policy years.
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Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base separate account expenses, the Annual Step-Up Death Benefit fee, the Fund Facilitation fee, and Liquidity Rider (for the B-Share only), but does not include any Optional Rider Charges. The death benefits are mutually exclusive.
OPTIONAL RIDERS
In some cases, riders to the policy are available that provide optional benefits. There are additional fees (annualized fee charged on a yearly or quarterly basis, depending on the rider) for those riders.
Optional Guaranteed Lifetime Withdrawal Benefit Riders:
Guaranteed Principal SolutionSM Rider - Total Withdrawal Base: We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (if X-Share is elected, less any premium enhancement if the rider is added in the first policy year).
Retirement Income Max® Rider and Retirement Income Choice® 1.6 Rider - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (if the X-Share is elected, less any premium enhancement if the rider is added in the first policy year). For riders issued prior to May 1, 2014, fee information can be found in the “Appendix - Guaranteed Lifetime Withdrawal Benefit Comparison Table”.
Total Portfolio Annual Operating Expenses:
The fee table information relating to the underlying fund portfolios was provided to us by the underlying fund portfolios, their investment advisers or managers, and we have not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table. “Gross” expense figures do not reflect any fee waivers or expense reimbursements. Actual expenses may have been lower than those shown in the Table.
Expense Examples:
The Example does not reflect premium tax charges, special service fees, or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.
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THE ANNUITY
This prospectus describes information you should know before you purchase the Partners Variable Annuity SeriesSM.
An annuity is a contract between you, the owner, and an insurance company (in this case us), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are generally tax deferred. Tax deferral means you are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.
The policy is a “deferred” annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.
The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional premium payments of at least $50 (but not more than the stated maximum total premium payment amount) until the annuity commencement date. You are not required to make any additional premium payments.
The policy is a “variable” annuity because the value of your policy can go up or down based on the performance of your subaccounts. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your subaccounts. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive from the separate account also depends upon the investment performance of your subaccounts for the income phase.
The fixed account may, but is not guaranteed to always, be offered. If the fixed account is offered it will offer interest at a rate(s) that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that we may offer and that you select.
Do not purchase this policy if you plan to use it, or any of its riders, for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme. Your policy is not intended or designed to be traded on any stock exchange or secondary market. By purchasing this policy, you represent and warrant that you are not using the policy, or any of its riders for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme.
PURCHASE
Policy Issue Requirements
We will not issue a policy unless:
•	we receive in good order (See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order) all information needed to issue the policy;
•	we receive in good order (at our Administrative Office) a minimum initial premium (including anticipated premiums from 1035 exchanges on nonqualified policies and transfers or rollovers on qualified policies as indicated on your application or electronic order form) payment; and
•	the annuitant, owner, and any joint owner are age 89 or younger (the limit may be lower for qualified policies).
Please note, certain riders described herein may require a younger age. Please carefully read the applicable rider sections regarding any age limitations.
We reserve the right to reject any application.
Premium Payments
General. You should make checks for premium payments payable to Transamerica Life Insurance Company or Transamerica Financial Life Insurance Company, as applicable, and send them to the Administrative Office. Your check must be honored in order for us to pay any associated annuity payments and benefits due under the policy.
We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to us, however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or transfer from other financial institutions. Any third party checks not accepted by us will be returned.
We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.
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Initial Premium Requirements. The initial premium payment for nonqualified policies must be at least $5,000 (including anticipated premiums from 1035 exchanges as indicated on your application or electronic order form), and at least $1,000 for qualified policies (including anticipated premiums from transfers or rollovers as indicated on your application or electronic order form). You must obtain our prior approval to purchase a policy with an amount in excess of our maximum premium amount.
Your initial premium payment may not be credited to your policy on the day that you leave your premium payment with your financial intermediary. Your financial intermediary may take up to seven market days to assess whether buying this policy is suitable for you. Your financial intermediary may send us your initial premium payment while they complete this assessment. Your financial intermediary must also ensure that we have all the information needed for us to process your policy. We will not begin to process your policy during this period.
We will first begin our review only once we receive both your initial premium payment and your application (or an electronic order form). We will credit your initial premium payment to your policy within two market days after the market day that we receive your initial premium payment, your application (or order form) and once we determine that your policy information is both complete and in good order. This time period is in addition to the time your financial intermediary may take to complete their part of the process. If we are unable to complete our part of the process within five market days after the market day that we receive your initial premium payment and your application (or electronic order form), then we will notify you or your financial intermediary, if applicable, and explain why we can't process your policy. We will also return your initial premium payment at that time unless you consent to us holding the premium up to 30 days and credit it within two market days after your information is both complete and in good order. If your information is not received in good order within 30 days of your consent to hold the premium, then it will be returned to you.
Neither we nor your financial intermediary are responsible for lost investment opportunities while we each complete our review processes. Any initial premium payments received by us will be held in our general account until credited to your policy. You will not earn interest on your initial premium payment during these review periods.
The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy quarters, policy months and policy anniversaries.
Additional Premium Payments. You are not required to make any additional premium payments. However, you can generally make additional premium payments during the accumulation phase. Additional premium payments must be at least $50. After the first policy year, additional premium payments each policy year cannot, in the aggregate, without our prior approval exceed $25,000 for nonqualified policies and the lesser of (1) the IRS maximum contribution limit or (2) $60,000 for qualified policies. We reserve the right to refuse any additional premium payment in excess of these limits, and if you do not obtain prior approval for premiums in excess of the dollar amounts listed above, the business will be deemed not in good order. We will credit additional premium payments to your policy as of the market day we receive your premium and required information in good order at our Administrative Office. Additional premium payments must be received before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) to get same-day pricing of the additional premium payment.
Maximum Total Premium Payments. For issue ages 0-80, we reserve the right to require prior approval of any cumulative premium payments over $1,000,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. For issue ages over 80, we reserve the right to require prior approval of any cumulative premium payments over $500,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. If you do not obtain prior approval for premium payments in excess of the dollar amounts listed above, the business will be deemed not in good order.
Allocation of Premium Payments. When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation. You could lose the amount you allocate to the variable subaccounts.
If you allocate premium payments to the Dollar Cost Averaging program (if it is available), you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.
You may change allocations for future additional premium payments by sending written instructions to our Administrative Office, or by telephone, or other electronic means acceptable to us, subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions, or any other means acceptable to us. The allocation change will apply to premium payments received on or after the date we receive the change request in good order.
We reserve the right to restrict or refuse any premium payment.
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Policy Value
You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of trading on the New York Stock Exchange on each market day and ends at the close of trading on the next succeeding market day. A market day is each day that the New York Stock Exchange is open for business. The New York Stock Exchange usually closes at 4:00 p.m., Eastern time. Holidays are generally not market days.
Premium Enhancement (X-Share). If you elect the X-Share, an amount equal to the applicable premium enhancement percentage (as set forth below) of the premium payment will be added to the policy value. The amount of the premium enhancement is not considered a premium payment and therefore may not be included in the calculation of certain policy features (such as certain death benefits or living benefits) or in the calculation of fees and charges that are based on premium payments made. The premium enhancement percentage may vary from premium to premium on subsequent premium payments, but will never be less than 0.25% nor more than 7.0%. A confirmation will be sent advising the owner of the amount of premium enhancement applicable to each subsequent premium payment. No premium enhancement will apply if the policy is canceled pursuant to the right to cancel provision.
The premium enhancement percentage is determined by the annuitant's age at the time of each premium payment. The percentage will decrease as the annuitant's attained age increases. The following schedule shows the current premium enhancement percentages:
Annuitant's Age	Premium Enhancement Percentage
0-59	5.5%
60-69	5.0%
70-79	4.0%
80+	2.0%
The current premium enhancement percentages are not guaranteed and, as noted above, may change to as little as 0.25%.
Generally, an annuity with a premium enhancement may have higher expenses than a similar annuity without a premium enhancement. Accordingly, you should always consider the expenses along with the features and enhancements to be sure any annuity meets your financial needs and goals.
There is no specific charge for the premium enhancement. We expect to use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium enhancement.
Once we have received all necessary regulatory approvals (but not before), we may take back or “recapture” the full dollar amount of any premium enhancement upon the occurrence of any of the following events: (1) exercise of the right to cancel option; (2) exercise of the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver within one year from the time we apply the premium enhancement; (3) a death benefit is payable within one year from the time we apply the premium enhancement; or (4) annuitization within one year from the time we apply the premium enhancement. In certain circumstances, you might be worse off because of the premium enhancement. This could happen if we recapture the dollar amount of the premium enhancement and the overall investment performance of your policy was negative (if the overall investment performance of your policy was positive you would be better off). Please note, we will begin recapturing as soon as we receive all necessary approvals and will not provide advance notice.
The Internal Revenue Code generally requires that interests in a qualified policy be non-forfeitable, and it is unclear whether the premium enhancement feature is consistent with those requirements. Consult a tax adviser before purchasing the X-Share as a qualified policy.
The premium enhancement may vary for certain policies and may not be available for all policies.
INVESTMENT OPTIONS
This policy offers you a means of investing in various underlying fund portfolios offered by different investment companies (by investing in the corresponding subaccounts). The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed in the “Appendix - Underlying Fund Portfolios Associated with the Subaccounts.”
The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.
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More detailed information, including an explanation of the portfolios' fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.
Note: If you received a summary prospectus for any of the portfolios listed in “Appendix - Portfolios Associated with the Subaccounts”, please follow the instructions on the first page of the summary prospectus to obtain a copy of the full fund prospectus or its statement of additional information.
Selection of Underlying Fund Portfolios
The underlying fund portfolios offered through this variable annuity are selected by us, and we may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, volatility, hedgeability, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see EXPENSES - Revenue We Receive. We review the portfolios periodically and may remove a portfolio, or limit its availability to new premium payments and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).
We have developed this variable annuity in cooperation with one or more distributors, and may include certain underlying fund portfolios based on their recommendations. Their selection criteria may differ from our selection criteria.
You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered. We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.
In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to you, including each underlying fund portfolio's prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the fund's website provide more current information, including information about any regulatory actions or investigations relating to a fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.
You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.
We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We will not add, delete or substitute any underlying fund portfolio shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.
We reserve the right to limit the number of subaccounts you are invested in at any one time.
If you elect certain optional riders, you will be subject to investment restrictions. In the future, we may change the investment restrictions.
Not all subaccounts may be available for all policies.
Addition, Deletion, or Substitution of Investment Options
We cannot and do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We retain the right, subject to any applicable law, to make certain changes to the separate account and its investment options. We reserve the right to add new portfolios (or portfolio classes) or close existing portfolios (or portfolio classes). We also reserve the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in our judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the SEC. Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.
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New subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by us. Each additional subaccount will purchase shares in an underlying fund portfolio, or other investment vehicle. We may also close or liquidate one or more subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is closed or liquidated, we will notify you and request a reallocation of the amounts invested in the closed or liquidated subaccount. If we do not receive additional instructions, any subsequent premium payments, or transfers (including Dollar Cost Averaging transactions or asset rebalance programs transactions) into a closed subaccount will be re-allocated to the remaining available investment options according to the investment allocation instructions you previously provided. If your previous investment allocation instructions do not include any available investment options, we will require new instructions. If we do not receive new instructions, the requested transaction will be canceled and any premium payment will be returned. Under asset rebalance programs the value remaining in the closed subaccount will be excluded from any future rebalancing. The value of the closed subaccount will continue to fluctuate due to portfolio performance, and may exceed the original rebalance percentages you requested. As you consider your overall investment strategy within your policy, you should also consider whether or not to re-allocate the value remaining in the closed subaccount to another investment option. If you decide to re-allocate the value of the closed subaccount, you will need to provide us with instructions to achieve your goal. Under certain situations involving death benefit adjustments for continued policies, if an investment option is closed to new investment, the amount that would have been allocated thereto will instead be allocated pro-rata to the other current investment options you have value allocated to and which are open to new investment.
In the event of any such substitution or change, we may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, we also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts or (5) add new underlying fund portfolios, or substitute a new underlying fund portfolio for an existing underlying fund portfolio.
The Fixed Account
The fixed account may, but is not guaranteed to always, be available. If available, premium payments allocated and amounts transferred to the fixed account become part of our general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.
While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account when available will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into the money market subaccount or if a money market subaccount is unavailable to a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment option by giving us notice within 30 days before the end of the expiring guaranteed period.
Surrenders, withdrawals, transfers, and amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period are generally subject to an excess interest adjustment. See ACCESS TO YOUR MONEY - Excess Interest Adjustment for more information about when an excess interest adjustment applies. This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.
We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the policy is issued.
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If you select the fixed account, when it is available, your money will be placed with our other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase. The interest credited as well as principal invested in the fixed account is based on our claims-paying ability.
We reserve the right to refuse any premium payment or transfer to the fixed account.
Transfers
During the accumulation phase, you may make transfers to or from any investment option within certain limitations. Transfers out of a guaranteed period option of the fixed account are limited to the following:
•	Transfers at the end of a guaranteed period.
•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because unless otherwise directed transfers are deemed to come from the oldest premium payment first.
•	Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year may be limited to 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer. (Note: This restriction may prolong the period of time it takes to transfer the full amount in the guaranteed period option of the fixed account. You should carefully consider whether investment in the fixed account meets your needs and investment criteria.)
In general, each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received in good order while the New York Stock Exchange is open to get same-day pricing of the transaction. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The number of transfers permitted may be limited and a $10 charge for each transfer in excess of 12 in any policy year may apply. We reserve the right to prohibit transfers to the fixed account.
During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.
Transfers made by telephone, or other electronic means acceptable to us, are subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions.
Market Timing and Disruptive Trading
Statement of Policy. This variable annuity policy was not designed to accommodate market timing or frequent or large transfers among the subaccounts or between the subaccounts and the fixed account. (Both frequent and large transfers may be considered disruptive.)
Market timing and disruptive trading can adversely affect you, other owners, beneficiaries and underlying fund portfolios. The adverse effects may include: (1) dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as (a) impeding a portfolio manager’s ability to seek or sustain an investment objective; (b) causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or (c) causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and (3) increased brokerage and administrative expenses. These costs are borne by all owners invested in those subaccounts, not just those making the transfers.
We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading or have concerns about our inability to detect or prevent any such trading.
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Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.
Deterrence. If we determine you or anyone acting on your behalf is engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.
We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the premium payment or transfer, or series of premium payments or transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more trades or variable insurance products that we believe are connected by owner or persons engaged in trading on behalf of owners.
In addition, transfers for multiple policies invested in the Transamerica Series Trust underlying fund portfolios which are submitted together may be disruptive at certain levels. At the present time, such aggregated transactions likely will not cause disruption if less than one million dollars total is being transferred with respect to any one underlying fund portfolio (a smaller amount may apply to smaller portfolios). Please note that transfers of less than one million dollars may be disruptive in some circumstances and this general amount may change quickly.
For policies with Portfolio Allocation Method, the effect of transfers pursuant thereto may be considered disruptive for certain underlying fund portfolios. As a result, policy owners using Portfolio Allocation Method may have to change their selected underlying fund portfolios.
Please note: If you engage a third party investment adviser for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment adviser in providing these services.
In addition to our internal policies and procedures, we will administer your variable annuity to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.
Under our current policies and procedures, we do not:
•	impose redemption fees on transfers; or
•	expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or
•	provide a certain number of allowable transfers in a given period.
Redemption fees, transfer limits, and other procedures or restrictions imposed by the underlying funds or our competitors may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.
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In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.
Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.
Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.
Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Owners should be aware that we do not monitor transfer requests from owners or persons acting on behalf of owners against, nor do we apply, the frequent trading policies and procedures of the respective underlying fund portfolios that would be affected by the transfers.
Owners should be aware that we are required to provide to an underlying fund portfolio or its payee, promptly upon request, certain information about the trading activity of individual owners, and to restrict or prohibit further purchases or transfers by specific owners or persons acting on their behalf, identified by an underlying fund portfolio as violating the frequent trading policies established for the underlying fund portfolio.
Omnibus Orders. Owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios' ability to apply their respective frequent trading policies and procedures.
We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it may affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.
Investment Restrictions
If you elect certain optional riders, you will be subject to investment restrictions requiring you to invest in certain underlying fund portfolios, known as designated investment options. In the future, we may change the investment restrictions.
One or more of the underlying fund portfolios that may be designated investment options under each optional rider, in part, may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential
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growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. Our requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in underlying fund portfolios with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the riders. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the riders that do not invest in funds that utilize volatility control strategies.
For more information about the underlying fund portfolios and the investment strategies they employ, please refer to the underlying fund portfolios' current prospectuses.
EXPENSES
There are charges and expenses associated with your policy that reduce the return on your investment in the policy. In addition to the following charges, there are optional benefits that if selected, assess additional charges. Please see ADDITIONAL FEATURES for more information.
Surrender Charges
During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for start-up expenses of the policy relating to sales, including commissions to registered representatives and other promotional expenses.
You can surrender up to 10% of your premium payments each policy year free of surrender charges. This amount is referred to as the surrender charge free amount and is determined at the time of surrender. (This amount is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If the surrender is in excess of the surrender charge free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.
For example, assume you selected the B-Share and your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your surrender charge free amount ($10,000), you would pay a surrender charge of $1,600 on the remaining $20,000 [8% of ($30,000 - $10,000)]. Likewise, assume you selected the B-Share and your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $7,200 [8% of ($100,000 - ($100,000 x 10%))].
You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge (and any applicable excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender.
Surrender charges are waived if you surrender money under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.
For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next. Please note, while there is no surrender charge on the withdrawal of earnings, withdrawn earnings do count towards your surrender charge free amount. This means that withdrawing earnings will reduce (possibly to zero) your surrender charge free amount (10% of premium payments) for that policy year.
Keep in mind that surrenders may be taxable and, if made before age 59½, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from taxable earnings first.
We may elect to reduce or eliminate the amount of the surrender charge when the policy is sold under circumstances which reduce our sales or other expenses or when required to by regulation or regulatory authority.
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Liquidity Rider Surrender Charge Schedule. The optional Liquidity Rider (only available with the B-Share) reduces the number of years each premium payment is subject to surrender charges from seven years to four years. The surrender charge schedule is the same as the B-Share during the first four years for each premium payment. There is an extra charge for this rider.
Excess Interest Adjustment
Surrenders, withdrawals, transfers, amounts applied when a death benefit is calculated, and amounts applied to an annuity option from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option. Please see “Appendix - Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical excess interest adjustment calculation. The excess interest adjustment plays a role in calculating the total interest credited to the fixed account.
Mortality and Expense Risk Fees
We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy (including distribution related expenses), and assuming the risk that the current charges will be insufficient in the future to cover costs of selling, distributing and administering the policy.
If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.
Premium Taxes
A deduction is also made for premium taxes, if any, imposed on us by a state, municipality or other government agency. The tax, currently ranging from 0% to 3.50%, is assessed at the time premium payments are made or when annuity payments begin. We pay the premium tax at the time it is imposed. We will, at our discretion, deduct the total amount of premium taxes, if any, from the policy value when such taxes are due to the applicable taxing authority, you begin receiving annuity payments, you surrender the policy or a death benefit is paid.
Federal, State and Local Taxes
We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.
Special Service Fees
We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require us to incur additional processing costs.
Transfer Fee
You are generally allowed to make 12 free transfers per policy year before the annuity commencement date. If you make more than 12 transfers per policy year, we reserve the right to charge for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your free transfers. All transfer requests made at the same time are treated as a single transfer.
Service Charge
We reserve the right to increase the annual service charge up to the maximum. A portion of the service charge may be waived, but is not guaranteed to always be waived. We reserve the right to vary the amount of any waiver and the circumstances in which any waiver or waivers apply.
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Administrative Charges
We deduct a daily administrative charge to cover the costs of supporting and administering the policy (including certain distribution-related expenses). This charge is equal to a percentage of the daily net asset value of each subaccount during both the accumulation phase and the income phase.
Fund Facilitation Fee
We charge a fund facilitation fee in order to make certain subaccounts available as investment options under the policies. We apply the fee to subaccounts that invest in underlying funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify.
Optional Benefits
If you elect to purchase optional benefits, we will deduct an additional fee. For some optional benefits the fee is assessed against the daily net asset value of each subaccount and for others it is deducted from each investment option in proportion to the amount of policy value in each investment option. Please refer to the FEE TABLE AND EXPENSE EXAMPLES for the list of fees for each optional benefit and ADDITIONAL FEATURES for more information.
Portfolio Fees and Expenses
The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest underlying fund portfolio expenses for the previous calendar year are found in FEE TABLE AND EXPENSE EXAMPLES in this prospectus. See the prospectuses for the underlying fund portfolios for more information.
Reduced Fees and Charges
We may, at our discretion, reduce or eliminate certain fees and charges for certain policies (including employer-sponsored savings plans) which may result in decreased costs and expenses.
Revenue We Receive
This prospectus describes generally the payments that we (and/or our affiliates) may directly or indirectly receive from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other support services we (and/or our affiliates) provide and expenses we incur in offering and selling our variable insurance products. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below. While only certain of the types of payments described below may be made in connection with your particular policy, all such payments may nonetheless influence or impact actions we (and/or our affiliates) take, and recommendations we (and our affiliates) make, regarding each of the variable insurance products that we (and our affiliates) offer, including your policy.
We (and/or our affiliates) may receive some or all of the following types of payments:
• Rule 12b-1 Fees. We and/or our affiliate, Transamerica Capital, Inc. (“TCI”) who is the principal underwriter for the policies, indirectly receive 12b-1 fees from certain underlying fund portfolios available as investment options under our variable insurance products. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.35% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.
• Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, subadviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment adviser or subadviser realized on the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.
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The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis.
Incoming Payments to Us and/or TCI
Fund	Maximum Fee % of assets
TRANSAMERICA SERIES TRUST	0.25%
AB VARIABLE PRODUCTS SERIES FUND, INC.	0.45%
AMERICAN FUNDS INSURANCE SERIES® TRUST	0.25%
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND	0.395%
GE INVESTMENTS FUNDS, INC.	0.45%
NOTES TO INCOMING PAYMENTS TABLE:
Maximum Fee % of assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We and/or TCI may continue to receive 12b-1 fees and administrative fees on funds invested in subaccounts that are closed to new premium payments, depending on the terms of the agreements supporting those payments and on the services provided.
TST: Because TST is managed by TAM, an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us and to provide administrative services to the policyholders who invest in subaccounts that invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is subadvised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are subadvised by non-affiliated entities. During 2014 we received $193,786,739.87 for Transamerica Life Insurance Company and $11,056,449.12 for Transamerica Financial Life Insurance Company in benefits from TAM pursuant to these arrangements. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.
Fidelity ® Variable Insurance Products Fund: We receive this percentage once $100 million in fund shares are held by the subaccounts of ours and our affiliates.
Other Payments. TCI also serves as the wholesale distributor for the policies, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and subadvisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products and/or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or subadviser receives from the advisory fee deducted from underlying fund portfolio assets. Owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and subadvisers of the underlying fund portfolios (or their affiliates):
•	may each directly or indirectly pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and subadvisers with access to TCI's wholesalers at TCI's national and regional sales conferences as well as internal and external meetings and events that are attended by TCI's wholesalers and/or other TCI employees.
•	may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies.
•	may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to assist with their promotional efforts. The amounts may be significant and these arrangements provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.
For the calendar year ended December 31, 2014, TCI and its affiliates received revenue sharing payments that totaled approximately $750,000. The firms that paid revenue to participate in TCI sponsored events included but were not limited to the following: Aegon USA Investment Management • Alliance Bernstein Investments • American Funds • Barrow, Hanley, Mewhinney & Strauss • BlackRock Investment Management, LLC • CBRE Clarion Real Estate Securities • Fidelity Investments • Janus Capital • Jennison Associates • JP Morgan Asset Management • Kayne Anderson Capital • Legg Mason Capital Management • Logan Circle Investment Partners • Morningstar Advisers • Natixis Global Asset Management • Pacific Investment Management Company • PineBridge Investments • Ranger Investments • Systematic Financial Management • Thompson Siegel & Walmsley, LLC • Vanguard • Wellington Management Company.
Please note some of the aforementioned managers and/or subadvisers may not be associated with underlying fund portfolios currently available in this product.
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Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the subadvisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.
For further details about the compensation payments we make in connection with the sale of the policies, see OTHER INFORMATION - Distribution of the Policies in this prospectus.
ACCESS TO YOUR MONEY
During the accumulation phase, you can have access to the money in your policy in the following ways:
•	by making a surrender (either a full or partial surrender); or
•	by taking systematic payouts (See ADDITIONAL FEATURES - Systematic Payout Option for more details).
Surrenders
During the accumulation phase, if you take a full surrender you will receive your cash value. If you want to take a partial surrender, in most cases it must be for at least $500 . Unless you tell us otherwise, we will take the surrender from each of the investment options in proportion to the policy value. Surrenders may be referred to as withdrawals on your policy statement and other documents.
You may elect to take up to the surrender charge free amount each policy year without incurring a surrender charge. Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See DEATH BENEFIT, for more details. A partial surrender also may have a negative impact on certain other benefits and guarantees of your policy. See ADDITIONAL FEATURES, for more details.
Surrenders in excess of the surrender charge free amount may be subject to a surrender charge. Surrenders from the fixed account may be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.
Surrenders from qualified policies may be restricted or prohibited.
During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial.
Delay of Payment and Transfers
Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive in good order all required information at our Administrative Office. We may defer such payment from the separate account if:
•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
•	the SEC permits a delay for the protection of owners.
Transfers of amounts from the subaccounts also may be deferred under these circumstances. In addition, if, pursuant to SEC rules, the Transamerica Aegon Money Market VP portfolio (or any money market portfolio offered under this policy) suspends payment of redemption proceeds in connection with a liquidation of the portfolio, then we may delay payment of any transfer, surrender (either full or partial), loan, or death benefit from the TA Aegon Money Market subaccount until the portfolio is liquidated.
Any payment or transfer request which is not in good order will cause a delay. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” an owner's account. If these laws apply in a particular situation, we would not be allowed to pay any request for surrenders (either full or partial), or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.
Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.
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Excess Interest Adjustment
Surrenders, withdrawals, transfers, and amounts applied to an annuity option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. If, at the time of such transactions the guaranteed interest rate set by us for the applicable period has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value (but not below the excess interest adjustment floor described in “Appendix - Excess Interest Adjustment Examples”). However, if the guaranteed interest rate for the applicable period has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value upon surrender or transfer. Please see “Appendix - Excess Interest Adjustment Examples” to see how the excess interest adjustment is calculated and illustrative examples using hypothetical values.
Any amount surrendered in excess of the cumulative interest credited for that guaranteed period option is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.
The formula that will be used to determine the excess interest adjustment is:
S* (G-C)* (M/12)
S	=	Is the amount (before surrender charges, premium taxes and the application of any Guaranteed Minimum Death Benefits, if any) being surrendered, withdrawn, transferred, paid upon death, or applied to an income option that is subject to the excess interest adjustment;
G	=	Is the guaranteed interest rate for the guaranteed period applicable to “S”;
C	=	Is the current guaranteed interest rate then being offered on new premium payments for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month; and
M	=	Number of months remaining in the current option period for “S”, rounded up to the next higher whole number of months.
*	=	multiplication
Please see “Appendix - Excess Interest Adjustment Examples” for more detailed information concerning the excess interest adjustment calculation.
There will be no excess interest adjustment on any of the following:
•	withdrawals of cumulative interest credited for that guaranteed period option;
•	Nursing Care and Terminal Condition Waiver surrenders;
•	Unemployment Waiver surrenders;
•	transfers from a Dollar Cost Averaging fixed source;
•	withdrawals to satisfy any minimum distribution requirements; and
•	systematic withdrawals, which do not exceed cumulative interest credited at the time of payment.
Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.
The excess interest adjustment may vary for certain policies and may not be applicable for all policies.
Signature Guarantee
As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:
•	Any surrenders over $250,000;
•	Certain surrenders on or within 15 days of an address change;
•	Any surrender request made on or within 15 days of an ownership change;
•	Any surrender when we have been directed to send proceeds to a different personal address from the address of record for that owner. PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity for another with the same owner in a “tax-free exchange”;
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•	Any surrender when we do not have an originating or guaranteed signature on file;
•	Any other transaction we require.
We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800)525-6205.
You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.
ANNUITY PAYMENTS (THE INCOME PHASE)
Upon the annuity commencement date, which is the date your policy is annuitized and annuity payments begin, your annuity switches from the accumulation phase to the income phase. You can generally change the annuity commencement date by giving us 30 days notice with the new date or age. Unless required by state law this date cannot be earlier than the third policy anniversary. The latest annuity commencement date generally cannot be later than the last day of the month following the month in which the annuitant attains age 99 (earlier if required by state law).
Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse is eligible to and elects to continue the policy). If the annuitant dies after the annuity commencement date, no death benefit is payable and the amount payable will depend on the annuity income option.
Your policy may not be “partially” annuitized, i.e., you may not apply a portion of your policy value to an annuity option while keeping the remainder of your policy in force.
Unless you specify otherwise, the owner will receive the annuity payments. After the annuitant's death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.
Annuity Payment Options
The policy provides several annuity payment options (also known as income options) that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if annuity payments would be less than the amount specified in your policy.) We may require proof of life before making annuity payments.
In deciding on which annuity payment option to elect, you must decide if fixed or variable payments are better for you. If you choose to receive fixed annuity payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable annuity payments. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable annuity payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 3% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease.
You must also decide if you want your annuity payments to be guaranteed for the annuitant's lifetime, a period certain, or a combination thereof. Generally, annuity payments will be lower if you combine a period certain, guaranteed amount, or liquidity with a lifetime guarantee (e.g., Life Income with 10 years Certain and Life with Guaranteed Return of Policy proceeds). Likewise, annuity payments will also generally be lower the longer the period certain (because you are guaranteed payments for a longer time).
A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.
The annuity payment options currently available are explained below. Some options are fixed only.
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Income for a Specified Period of at least 10 years (fixed only). We will make level annuity payments only for a fixed period of at least 10 years. No funds will remain at the end of the period. If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.
Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level annuity payments followed by a smaller final annuity payment. If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.
Life Income. You may choose between:
•	No Period Certain (fixed or variable) - Payments will be made only during the annuitant's lifetime. The last annuity payment will be the payment immediately before the annuitant's death.
•	10 Years Certain (fixed or variable) - Payments will be made for the longer of the annuitant's lifetime or ten years.
•	Guaranteed Return of Policy Proceeds (fixed only) - Payments will be made for the longer of the annuitant's lifetime or until the total dollar amount of annuity payments we made to you equals the annuitized amount (i.e., the adjusted policy value).
Joint and Survivor Annuity. You may choose:
•	No Period Certain (fixed or variable) - Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Annuity payments will be made as long as either person is living.
•	10 Year Certain (fixed only) - Payments will be made for the longer of the lifetime of the annuitant and joint annuitant or ten years.
Other annuity payment options may be arranged by agreement with us. Some annuity payment options may not be available for all policies, all ages or we may limit certain annuity payment options to ensure they comply with the applicable tax law provisions.
NOTE CAREFULLY
IF:
•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and
•	the annuitant dies (or both joint annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;
THEN:
•	we may make only one (two, three, etc.) annuity payments.
IF:
•	you choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
•	the person receiving annuity payments dies prior to the end of the guaranteed period;
THEN:
•	the remaining guaranteed annuity payments will be continued to a new payee, or their present value may be paid in a single sum.
We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving annuity payments is responsible for keeping us informed of his/her current address.
You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels) or a later date if agreed to by us. If you do not elect an annuity payment option, the default option will be Life with 10 Years Certain (subject to certain exceptions for qualified policies). If any portion of the default annuitization is a variable payout option, then annuity units will be purchased proportionally based off your available current investment allocations. Please note, all benefits (including guaranteed minimum death benefits and living benefits) terminate upon annuitization. The only benefits that remain include the guarantees provided under the terms of the annuity option.
DEATH BENEFIT
We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option (if you pick a variable annuity payment
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option fees and expenses will apply), or may choose to receive the death benefit via partial withdrawals, or lump sum withdrawal. The guarantees of these death benefits are based on our claims-paying ability. No death benefit will be payable upon or after the annuity commencement date. Please note that there is a mandatory annuity commencement date.
We will determine the amount of and process the death benefit proceeds, if any are payable on a policy, upon receipt at our Administrative Office of satisfactory proof of the annuitant's death, directions regarding how to process the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). For policies with multiple beneficiaries, we will process when the first beneficiary provides us with due proof of their share of the death proceeds. We will not pay any remaining beneficiary their share until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk until they submit due proof of death. Please note, we may be required to remit the death benefit proceeds to a state prior to receiving “due proof of death.” See OTHER INFORMATION - Abandoned or Unclaimed Property.
Please Note: Such due proof of death must be received in good order to avoid a delay in processing the death benefit claim. Due proof requires selecting a payment option. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The death benefit proceeds remain invested in the separate account in accordance with the allocations made by the policy owner until the beneficiary has provided us with due proof of death. Once we receive due proof of death, investments in the separate account may be reallocated in accordance with the beneficiary's instructions.
We may permit the beneficiary to give a “one-time” written instruction to reallocate the policy value in the separate account to the money market subaccount after the death of the annuitant. If there is more than one beneficiary, all beneficiaries must agree to the reallocation instructions. This one-time reallocation will be permitted if the beneficiary provides satisfactory evidence of the annuitant's death (satisfactory evidence may include a certified death certificate).
When We Pay A Death Benefit
We will pay a death benefit IF:
•	you are both the annuitant and sole owner of the policy; and
•	you die before the annuity commencement date.
We will pay a death benefit to you (owner) IF:
•	you are not the annuitant; and
•	the annuitant dies before the annuity commencement date.
If the sole beneficiary receiving the death benefit is the surviving spouse of the owner, then he or she may elect, if eligible, to continue the policy as the new annuitant and owner, instead of receiving the death benefit. See DEATH BENEFIT - Spousal Continuation. All currently existing surrender charges will be waived.
When We Do Not Pay A Death Benefit
We will not pay a death benefit IF:
•	you are the owner but not the annuitant; and
•	you die prior to the annuity commencement date.
Please note: Distribution requirements apply upon the death of any owner. Generally, upon the owner's death (who is not the annuitant) the entire interest must be distributed within five years. See TAX INFORMATION for a more detailed discussion of the distribution requirements under the Code.
Deaths After the Annuity Commencement Date
The amount payable, if any, on or after the annuity commencement date depends on the annuity income option.
IF:
•	you are not the annuitant; and
•	you die on or after the annuity commencement date; and
•	the entire guaranteed interest in the policy has not been paid;
THEN:
•	the remaining portion of such guaranteed interest in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.
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IF:
•	you are the owner and annuitant; and
•	you die after the annuity commencement date; and
•	the annuity payment option you selected did not have or no longer has a guaranteed period;
THEN:
•	no additional payments will be made.
Succession of Ownership
If an owner (who is not the annuitant) dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:
•	any surviving owner;
•	primary beneficiary;
•	contingent beneficiary; or
•	owner's estate.
Spousal Continuation
If the sole primary beneficiary is the spouse, upon the owner's or the annuitant's death, the beneficiary may elect to continue the policy in his or her own name. Upon the annuitant's death if such election is made, the policy value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the annuitant. Any excess of the death benefit amount over the policy value will be allocated to each applicable investment option in the ratio that the policy value in the investment option bears to the total policy value. The terms and conditions of the policy that applied prior to the annuitant's death will continue to apply, with certain exceptions described in the policy. For purposes of the death benefit on the continued policy, the death benefit is calculated in the same manner as it was prior to continuation on the date the spouse continues the policy. See TAX INFORMATION - Same Sex Relationships for more information concerning spousal continuation involving same sex spouses.
For these purposes, if the sole primary beneficiary of the policy is a revocable grantor trust and the spouse of the owner/annuitant is the sole grantor, trustee, and beneficiary of the trust and the trust is using the spouse of the owner/annuitant's social security number at the time of claim, she or he shall be treated as the owner/annuitant's spouse. In those circumstances, the owner/annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
For these purposes, if the owner is an individual retirement account within the meaning of IRC sections 408 or 408A and if the annuitant's spouse is the sole primary beneficiary of the annuitant's interest in such account, the annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
Amount of Death Benefit
Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum, partial withdrawals or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, you choose when you buy the policy. The “base policy” death benefit will generally be the greatest of:
•	the policy value on the date we receive the required information in good order at our Administrative Office;
•	the cash value on the date we receive in good order the required information at our Administrative Office (this will be more than the policy value if there is a positive excess interest adjustment that exceeds the surrender charge);
•	minimum required cash value; and
•	the guaranteed minimum death benefit (if one was elected) on the date of death; plus premium payments, minus withdrawals, from the date of death to the date the death benefit is paid less any recaptured premium enhancement. Please see “Appendix - Death Benefit” for illustrative examples regarding death benefit calculations.
Please note: The death benefit terminates upon annuitization and there is a maximum annuity commencement date.
Guaranteed Minimum Death Benefit
The guaranteed minimum death benefit terminates upon annuitization and there is a mandatory annuity commencement date. On the policy application, you may generally choose a guaranteed minimum death benefit (age limitations may apply) for an additional fee. After the policy is issued, you cannot make an election and the death benefit cannot be changed.
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Annual Step-Up Death Benefit
Under this option, on each policy anniversary prior to your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. This “step-up” death benefit is equal to:
•	the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitant's date of death or the annuitant's 81st birthday; plus
•	any premium payments since the date of any policy anniversary with the largest policy value; minus
•	any adjusted partial surrenders (please see “Appendix - Death Benefit”) since the date of the policy anniversary with the largest policy value to the date of death; minus
•	withdrawals from the date of death to the date the death benefit is paid.
The Annual Step-Up Death Benefit is not available if you or the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit. See FEE TABLE AND EXPENSE EXAMPLES.
Designated Investment Options. If you elected the Annual Step-Up Death Benefit, you must allocate 100% of your policy value to one or more of the designated investment options approved for the Annual Step-Up Death Benefit. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Please note:
•	All policy value must be allocated to one or more designated investment options or your death benefit will terminate.
•	You may transfer amounts among the designated investment options; however, you cannot transfer any amount to any other subaccount if you elect this death benefit.
Return of Premium Death Benefit
The Return of Premium Death Benefit is equal to:
•	total premium payments; minus
•	any adjusted partial surrenders (please see “Appendix - Death Benefit”) as of the date of death; minus
•	withdrawals from the date of death to the date the death benefit is paid.
This benefit is not available if you or the annuitant is 86 or older on the policy date. There is an extra charge for this death benefit. See FEE TABLE AND EXPENSE EXAMPLES.
Designated Investment Options. If you elected the Return of Premium Death Benefit, you must allocate 100% of your policy value to one or more of the designated investment options approved for the Return of Premium Death Benefit. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Please note:
•	All policy value must be allocated to one or more designated investment options or your death benefit will terminate.
•	You may transfer amounts among the designated investment options; however, you cannot transfer any amount to any other subaccount if you elect this death benefit.
Please note: You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.
The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering a guaranteed minimum death benefit at any time.
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Adjusted Partial Surrender
When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments.
The formula used to calculate the adjusted partial surrender amount is: adjusted partial surrender = (amount of the gross partial surrender * value of the current death proceeds immediately prior to the gross partial surrender ) / policy value immediately prior to the gross surrender.
We have included a detailed explanation of this adjustment with examples in the “Appendix - Death Benefit.” This is referred to as “adjusted partial surrender” in your policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial surrender.
TAX INFORMATION
NOTE: We have prepared the following information on federal taxes as a general discussion of the subject. It is not intended as tax advice to any taxpayer. The federal tax consequences discussed herein reflects our understanding of current law, and the law may change. No representation is made regarding the likelihood of continuation of the present federal tax law or of the current interpretations by the Internal Revenue Service. The discussion briefly references federal estate, gift and generation-skipping transfer taxes, but principally discusses federal income taxes. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the policy. You should consult your own tax adviser about your own circumstances.
Introduction
Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code (the “Code”) for annuities. Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until withdrawn. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes. Thus, the owner must generally include in income any increase in the policy value over the investment in the policy during each taxable year.
There are different rules as to how you will be taxed depending on how you take the money out and the type of policy-qualified or nonqualified.
If you purchase the policy as an individual retirement annuity or as a part of a 403(b) plan, 457 plan, a pension plan, a profit sharing plan (including a 401(k) plan), or certain other employer sponsored retirement programs, your policy is referred to as a qualified policy. There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate. To the extent there is a conflict between a plan's provisions and a policy's provisions, the plan's provisions will control.
If you purchase the policy other than as part of any arrangement described in the preceding paragraph, the policy is referred to as a nonqualified policy.
You will generally not be taxed on increases in the value of your policy, whether qualified or nonqualified, until a distribution occurs (e.g., as a surrender, withdrawal, or as annuity payments). However, you may be subject to current taxation if you assign or pledge or enter into an agreement to assign or pledge any portion of the policy. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. All amounts received from the policy that are includible in income are taxed at ordinary income rates; no amounts received from the policy are taxable at the lower rates applicable to capital gains.
The Internal Revenue Service (“IRS”) has not reviewed the policy for qualification as an IRA annuity, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.
The value of living and death benefit options and riders elected may need to be taken into account in calculating minimum required distributions from a qualified plan/or policy.
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We may occasionally enter into settlements with owners and beneficiaries to resolve issues relating to the policy. Such settlements will be reported on the applicable tax form (e.g., Form 1099) provided to the taxpayer and the taxing authorities.
Taxation of Us
We are at present taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as a part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account. We may benefit from any dividends received or foreign tax credits attributable to taxes paid by certain underlying fund portfolios to foreign jurisdictions to the extent permitted under federal tax law.
Tax Status of a Nonqualified Policy
Diversification Requirements. In order for a nonqualified variable policy which is based on a segregated asset account to qualify as an annuity policy under Section 817(h) of the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations apply a diversification requirement to each of the subaccounts. Each separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations but we do not have control over the underlying fund portfolio companies. The owners bear the risk that the entire contract could be disqualified as an annuity policy under the Code due to the failure of a subaccount to be deemed to be “adequately diversified.”
Owner Control. In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. In Revenue Ruling 2003-91, the IRS stated that whether the owner of a variable policy is to be treated as the owner of the assets held by the insurance company under the policy will depend on all of the facts and circumstances.
Revenue Ruling 2003-91 also gave an example of circumstances under which the owner of a variable policy would not possess sufficient control over the assets underlying the policy to be treated as the owner of those assets for federal income tax purposes. To the extent the circumstances relating to the issuance and ownership of a policy vary from those described in Revenue Ruling 2003-91, owners bear the risk that they will be treated as the owner of Separate Account assets and taxed accordingly.
We believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets. Concerned owners should consult their own tax advisers regarding the tax matter discussed above.
Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity starting date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the annuity starting date, the entire interest in the policy must generally be distributed (1) within 5 years after such owner's date of death or (2) be used to provide payments to a designated beneficiary for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. The designated beneficiary must be an individual and payments must begin within one year of such owner’s death. However, if upon such owner's death the owner's surviving spouse is the sole beneficiary of the policy, then the policy may be continued with the surviving spouse as the new owner. If any owner is a non-natural person (except in the case of certain grantor trusts), then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner.
In certain instances a designated beneficiary may be permitted to elect a “stretch” withdrawal option as a means of disbursing death proceeds from a nonqualified annuity. The only method we use for making distribution payments from a nonqualified “stretch” withdrawal option is the required minimum distribution method as set forth in Revenue Ruling 2002-62. The applicable payments are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1.
The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.
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Taxation of Nonqualified Annuities
The following discussion assumes the policy qualifies as an annuity policy for federal income tax purposes.
In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value as collateral for a loan generally will be treated as a distribution of such portion. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. The taxable portion of a distribution is taxable as ordinary income.
Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these rules with a competent tax adviser. A policy owned by a trust using the grantor's social security number as its taxpayer identification number will be treated as owned by the grantor (natural person) for the purposes of our application of Section 72 of the Code. Consult a tax adviser for more information on how this may impact your policy.
Different Individual Owner and Annuitant
If the owner and annuitant on the policy are different individuals, there may be negative tax consequences to the owner and/or beneficiaries under the policy if the annuitant predeceases the owner including, but not limited, to the assessment of penalty tax and the loss of certain death benefit distribution options. You may wish to consult your legal counsel or tax adviser if you are considering designating a different individual as the annuitant on your policy to determine the potential tax ramifications of such a designation.
Annuity Starting Date
This section makes reference to the annuity starting date as defined in Section 72 of the Code and the applicable regulations. Generally, the definition of annuity starting date will correspond with the definition of annuity commencement date used in your policy and the dates will be the same. However, in certain circumstances, your annuity starting date and annuity commencement date will not be the same date. If there is a conflict between the definitions, we will interpret and apply the definitions in order to ensure your policy maintains its status as an annuity policy for federal income tax purposes. You may wish to consult a tax adviser for more information on when this issue may arise.
It is possible that at certain advanced ages a policy might no longer be treated as an annuity contract if the policy has not been annuitized before that age or have other tax consequences. You should consult with a tax adviser about the tax consequences in such circumstances.
Taxation of Annuity Payments
Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.
In general, the excludable portion of each annuity payment you receive will be determined as follows:
•	Fixed payments-by dividing the “investment in the policy” on the annuity starting date by the total expected return under the policy (determined under Treasury regulations) for the term of the payments. This is the percentage of each annuity payment that is excludable.
•	Variable payments-by dividing the “investment in the policy” on the annuity starting date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.
The remainder of each annuity payment is includable in gross income. Once the “investment in the policy” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income. The “investment in the policy” is generally equal to the premiums you pay for the policy, reduced by any amounts you have previously received from the policy that are excludible from gross income.
If you select more than one annuity payment option, special rules govern the allocation of the policy's entire “investment in the policy” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.
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If, after the annuity starting date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the policy” as of the annuity starting date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction on your tax return.
Taxation of Surrenders and Partial Withdrawals - Nonqualified Policies
When you surrender your policy, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the policy”. The “investment in the policy” is generally equal to the premiums you pay for the policy, reduced by any amounts you have previously received from the policy that are excludible from gross income. Partial withdrawals are generally treated first as taxable income to the extent of the excess in the policy value over the “investment in the policy.” Distributions made under the systematic payout option are treated for tax purposes as partial withdrawal, not annuity payments. In general, loans, pledges, and collateral assignments as security for a loan are taxed in the same manner as partial withdrawals and surrenders. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. All taxable amounts received under a policy are subject to tax at ordinary rather than capital gain tax rates.
If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your policy value immediately before a policy withdrawal (or transaction taxed like a withdrawal) may have to be increased by any positive excess interest adjustments that result from the transaction. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax adviser.
The Code also provides that amounts received from the policy that are includible in gross income (including the taxable portion of some annuity payments) may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrender withdrawals and other amounts will be exempt from the penalty tax. Amounts received that are not subject to the penalty tax include, among others, any amounts: (1) paid on or after the taxpayer reaches age 59½; (2) paid after an owner (or where the owner is a non-natural person, an annuitant) dies; (3) paid if the taxpayer becomes disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) over the life of the taxpayer or the joint life of the taxpayer and the taxpayer's designated beneficiary; (5) paid under an immediate annuity; or (6) which come from premium payments made prior to August 14, 1982. Regarding the disability exception, because we cannot verify that the owner is disabled, we will report such withdrawals to the IRS as early withdrawals with no known exception from the penalty tax.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You may wish to consult a tax adviser for more information regarding the imposition of penalty tax.
Guaranteed Lifetime Withdrawal Benefits
For policies with a guaranteed lifetime withdrawal benefit or a guaranteed maximum accumulation benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. It is possible that the withdrawal base (with respect to the guaranteed lifetime withdrawal benefits) and the guaranteed future value (with respect to the guaranteed maximum accumulation benefit) could be taken into account to determine the policy value that is used to calculate the amount of the distribution that would be included in income. The proper treatment of the Income Enhancement Option under a guaranteed lifetime withdrawal benefit is unclear. It is possible that the IRS could determine that the benefit provides some form of long term care insurance. In that event, (1) you could be treated as in receipt of some amount of income attributable to the value of the benefit even though you have not received a payment from your policy, and (2) the amount of income attributable to guaranteed lifetime withdrawal payments could be affected. In view of this uncertainty, you should consult a tax adviser with any questions.
Aggregation
All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner (policyholder) during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distribution (other than annuity payments) occurs. If you are considering purchasing multiple policies from us (or our affiliates) during the same calendar year, you may wish to consult with your tax adviser regarding how aggregation will apply to your policies.
Tax-Free Exchanges of Nonqualified Policies
We may issue the nonqualified policy in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the policy immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional premium payment made as part of
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the exchange. Your policy value immediately after the exchange may exceed your investment in the policy. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the policy (e.g., as a partial withdrawal, surrender, annuity income payment or death benefit).
If you exchange part of an existing contract for the policy, and within 180 days of the exchange you received a payment other than certain annuity payments (e.g., you make a partial withdrawal) from either contract, the exchange may not be treated as a tax free exchange. Rather, some or all of the amount exchanged into the policy could be includible in your income and subject to a 10% penalty tax.
You should consult your tax adviser in connection with an exchange of all or part of an annuity contract for the policy, especially if you may make a withdrawal from either contract within 180 days after the exchange.
Medicare Tax
Distributions from nonqualified annuity policies are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts. We are required to report distributions made from nonqualified annuity policies as being potentially subject to this tax. While distributions from qualified policies are not subject to the tax, such distributions may be includable in income for purposes of determining whether certain Medicare Tax thresholds have been met. As such, distributions from your qualified policy could cause your other investment income to be subject to the tax. Please consult a tax adviser for more information.
Same Sex Relationships
Section 3 of the Federal Defense of Marriage Act was ruled unconstitutional by the U.S. Supreme Court. The Internal Revenue Service adopted a rule in response thereto recognizing the marriage of same sex individuals validly entered into in a jurisdiction that authorizes same sex marriages, even if the individuals are domiciled in a jurisdiction that does not recognize the marriage. The Internal Revenue Service also ruled that the term “spouse” does not include an individual who has entered into a registered domestic partnership, civil union, or other similar relationship that is not denominated as a marriage under the laws of that jurisdiction. We intend to administer the policy consistent with these rulings until further guidance is provided. Therefore, exercise of the spousal continuation provisions of this policy or any riders by persons who do not meet the definition of “spouse” under federal law – e.g., domestic and civil union partners – may have adverse tax consequences and/or may not be permissible.
Please note the jurisdiction where you are domiciled may not recognize same sex marriage which may limit your ability to take advantage of certain benefits provided to spouses under the policy. There are several unanswered questions regarding the scope and impact of the Supreme Court’s decision and the subsequent guidance provided by the Internal Revenue Service. Please consult a tax adviser for more information on this subject.
Taxation of Death Benefit Proceeds
Amounts may be distributed from the policy because of your death or the death of the annuitant. Generally, such amounts should be includable in the income of the recipient: (1) if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; (2) if distributed via partial withdrawals, these amounts are taxed in the same manner as partial surrenders; or (3) if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.
Transfers, Assignments or Exchanges of Policies
A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the exchange of a policy and certain other transactions, or a change of annuitant other than the owner, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transaction or designation should contact a competent tax adviser with respect to the potential tax effects.
Charges
It is possible that the IRS may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the IRS may treat fees associated with certain optional benefits as a taxable partial withdrawal, which might also be subject to a tax penalty if the partial withdrawal occurs prior to age 59½. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable partial withdrawal, the tax rules associated with these benefits are unclear, and we advise that you consult your tax adviser prior to selecting any optional benefit under the policy.
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Federal Estate, Gift and Generation-Skipping Transfer Taxes
Beginning in 2013, the federal estate tax, gift tax and generation-skipping transfer (“GST”) tax exemptions and maximum rates are $5,000,000 indexed for inflation and 40% respectively.
The uncertainty as to how the current law might be modified in the future underscores the importance of seeking guidance from a competent adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.
Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the policy in detail, a purchaser should keep in mind that the value of an annuity policy owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity policy, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.
Qualified Policies
The qualified policy is designed for use with several types of tax-qualified retirement plans which are briefly described below. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59½ (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. The distribution rules under Section 72(s) of the Code do not apply to annuities provided under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code, but other similar rules may. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, employers, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.
Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code for the year, except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders according to the requirements in the IRS regulations (minimum required distributions) must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70½; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the individual retirement annuity (other than nondeductible contributions) generally are taxed only when distributed from the annuity. Distributions prior to age 59½ (unless certain exceptions apply) are subject to a 10% penalty tax.
SIMPLE and SEP IRAs are types of IRAs that allow employers to contribute to IRAs on behalf of their employees. SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions. Subject to certain exceptions, distributions prior to age 59½ are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee's participation in the plan. SEP IRAs permit employers to make contributions to IRAs on behalf of their employees, up to a specified dollar amount for the year and subject to certain eligibility requirements as provided by Section 408(k) of the Code. Distributions from SEP IRAs are subject to the same rules that apply to IRA distributions and are taxed as ordinary income.
The IRS has not reviewed this policy for qualification as a traditional IRA, SIMPLE IRA or SEP IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
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Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA, a traditional IRA or other allowed qualified plan. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. The ability to make cash contributions to Roth IRAs is available to individuals with earned income and whose modified adjusted gross income is under a specified dollar amount for the year. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is an amount specified in the Code for the year. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after one of the following: attaining age 59½, to pay for qualified first time home buyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Please note that specific tax ordering rules apply to Roth IRA distributions. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, minimum required distributions at death are generally the same as for traditional IRAs.
The IRS has not reviewed this policy for qualification as a ROTH IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are generally excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to Federal Insurance Contributions Act (FICA or Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989, unless certain events have occurred. Specifically distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59½, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed lifetime withdrawal benefit prior to age 59½. For policies issued after 2008, amounts attributable to non-elective contributions may be subject to distribution restrictions specified in the employer's section 403(b) plan. Employers using the policy in connection with Section 403(b) plans may wish to consult with their tax adviser.
Pursuant to tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request from a 403(b) policy comply with applicable tax requirements before we process your request. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) policies or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.
Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties.
Deferred Compensation Plans. Section 457(b) of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans established and maintained by state and local governments (and their agencies and instrumentalities) and tax exempt organizations. Under such plans a participant may be able to specify the form of investment in which his or her participation will be made. For non-governmental Section 457(b) plans, all such investments, however, are typically owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457(b) plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable in the year paid (or in the year paid or made available in the case of a non-governmental 457(b) plan). Distributions from non-governmental 457(b) plans are subject to federal income tax withholding as wages, distributions from governmental 457(b) plans are subject to withholding as “eligible rollover distributions” as described in the section entitled “Withholding.” below. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties. Deferred compensation plans of governments and tax-exempt entities that do not meet the requirements of Section 457(b) are taxed under Section 457(f), which means compensation deferred under the plan is included in gross income in the first year in which the compensation is not subject to substantial risk of forfeiture.
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Ineligible Owners-Qualified
We currently will not issue new policies to/or for the following plans: 403(a), 403(b), 412(i)/412(e)(3), 419, 457 (we will in certain limited circumstances accept 457(f) plans), employee stock ownership plans, Keogh/H.R.-10 plans and any other types of plans at our sole discretion.
Taxation of Surrenders and Partial Withdrawals - Qualified Policies
In the case of a withdrawal under a qualified policy (other than from a deferred compensation plan under Section 457 of the Code), a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the policy” to your total account balance or accrued benefit under the retirement plan. Your “investment in the policy” generally equals the amount of any non-deductible premium payments made by you or on your behalf. If you do not have any non-deductible premium payments, your investment in the contract will be treated as zero.
In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59½, unless you meet one of the exceptions to this rule which are similar to the penalty exceptions for distributions from nonqualified policies discussed above. However, the exceptions applicable for qualified policies differ from those provided to nonqualified policies. You may wish to consult a tax adviser for more information regarding the application of these exceptions to your circumstances. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy.
Qualified Plan Required Distributions
For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70½ or (ii) retires, and must be made in a specified form or manner. If a participant is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA which is not subject to the lifetime required minimum distribution rules), distributions generally must begin no later than April 1 of the year following the calendar year in which the owner (or plan participant) reaches age 70½. The actuarial present value of death and/or living benefit options and riders elected may need to be taken into account in calculating minimum required distributions. Consult a competent tax adviser before purchasing an optional living or death benefit.
Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules. We do not attempt to provide more than general information about the use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.
The Code generally requires that interest in a qualified policy be non-forfeitable. If your policy contains a bonus rider with a recapture, forfeiture, or “vesting” feature, it may not be consistent with those requirements. Consult a tax adviser before purchasing a bonus rider as part of a qualified policy.
You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.
Optional Living Benefits
For policies with a guaranteed lifetime withdrawal benefit or a guaranteed maximum accumulation benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may impact the value of these optional benefits. Additionally, the actions of the qualified plan as contract holder may cause the qualified plan participant to lose the benefit of the guaranteed lifetime withdrawal benefit. In view of this uncertainty, you should consult a tax adviser before purchasing this policy as a qualified policy.
Withholding
The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The amount of withholding varies according to the type of distribution. The withholding rates applicable to the taxable portion of periodic payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. A 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax
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withholding of 20%. An eligible rollover distribution is any distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee's spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or 403(b) tax-sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.
Annuity Purchases by Residents of Puerto Rico
The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity policies issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Annuity Policies Purchased by Non-resident Aliens and Foreign Corporations
The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.
Foreign Account Tax Compliance Act (“FATCA”)
If the payee of a distribution from the policy is a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Code as amended by the Foreign Account tax Compliance Act (“FATCA”), the distribution could be subject to U.S. federal withholding tax on the taxable amount of the distribution at a 30% rate irrespective of the status of any beneficial owner of the policy or the distribution. The rules relating to FATCA are complex, and a tax adviser should be consulted if an FFI or NFFE is or may be designated as a payee with respect to the policy.
Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.
We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive.
ADDITIONAL FEATURES
Systematic Payout Option
You can select at any time during the accumulation phase to receive regular withdrawals from your policy by using the systematic payout option. Any systematic withdrawal in excess of the cumulative interest credited from the guaranteed period options at the time of the withdrawal may be subject to an excess interest adjustment. Any systematic withdrawal in excess of your remaining surrender charge free amount may be subject to a surrender charge. Any systematic withdrawal in excess of the remaining rider withdrawal amount could affect your rider values (if elected). Systematic withdrawals can be made monthly, quarterly, semi-annually, or annually. Each withdrawal must be at least $50. Monthly and quarterly systematic withdrawals must generally be made by electronic funds transfer directly to your checking or savings account. There is no charge for this benefit.
Keep in mind that withdrawals under the systematic payout option may be taxable, and if made before age 59½, may be subject to a 10% federal penalty tax.
Liquidity Rider
The optional Liquidity Rider (only available with the B-Share) reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.
Surrender Charge Schedule. The Liquidity Rider reduces the number of years each premium payment is subject to surrender charges from seven years to four years. The surrender charge will remain unchanged from that of the B-Share for the first four years.
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Rider Fee. There is an additional charge for this rider which is a percentage of the daily net asset value in the separate account which is deducted in calculating the accumulation unit values. The rider fee is only charged for the first four policy years.
Accumulation Unit Values. We intend to administer the removal of the Liquidity Rider fee by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested once the Liquidity Rider fee is no longer charged. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.
Termination. The rider is irrevocable.
Please note:
•	This feature terminates upon annuitization and there is a mandatory annuity commencement date.
•	We may credit interest in the fixed account (if available) at a lower rate if you select this rider.
The Liquidity Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Additional Death Distribution
The optional Additional Death Distribution rider pays an additional amount (based on rider earnings, if any, since the rider was issued) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution is only available for issue ages through age 80. The Additional Death Distribution is only available with the Return of Premium Death Benefit or the Annual Step-Up Death Benefit. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The Additional Death Distribution benefit is based on our claims-paying ability.
Additional Death Distribution Benefit Amount. The Additional Death Distribution is payable only if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Additional Death Distribution is equal to:
•	the Additional Death Distribution factor (see below); multiplied by
•	the rider earnings, if any, on the date the death benefit is calculated.
Rider earnings are policy gains accrued and not previously withdrawn since the rider date. This amount is equal to the current policy value minus the policy value on the rider date minus premiums paid after the rider date plus amounts withdrawn after the rider date that exceed rider earnings on the date of the withdrawal. No benefit is payable under the Additional Death Distribution rider if there are no rider earnings on the date the death benefit is calculated.
If you purchase your policy as part of a 1035 exchange or add the Additional Death Distribution rider after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Additional Death Distribution is added to your policy.
The Additional Death Distribution factor is 40% for issue ages under 71 and 25% for issue ages 71-80, based on the annuitant’s age.
No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated.
For purposes of computing taxable gains, both the death benefit payable under the policy and the Additional Death Distribution will be considered.
Please see “Appendix - Additional Death Distribution Rider” for an example which illustrates the Additional Death Distribution payable as well as the effect of a partial surrender on the Additional Death Distribution benefit amount.
Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving a death benefit and Additional Death Distribution, the spouse will generally receive a one-time policy value increase equal to the Additional Death Distribution. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 80 if the Additional Death Distribution benefit is still being offered. Certain owners may have the option to continue the rider without receiving the one-time policy value increase. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
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Rider Fee. There is an additional charge for this rider which is a percentage of the policy value which is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the Additional Death Distribution would not pay any benefit (because there are no rider earnings).
Termination. The rider will remain in effect until:
•	you cancel it by notifying our Administrative Office in writing,
•	the policy is annuitized or surrendered,
•	the policy value becomes zero, or
•	the Additional Death Distribution is paid or added to the policy value under a spousal continuation.
Once terminated, the Additional Death Distribution may be re-elected if still being offered; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
The Additional Death Distribution may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Additional Death Distribution+
The optional Additional Death Distribution+ rider pays an additional amount (based on the benefit base) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution+ is only available for issue ages through age 75. The Additional Death Distribution + is only available with the Return of Premium Death Benefit or the Annual Step-Up Death Benefit. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The Additional Death Distribution+ benefit is based on our claims-paying ability.
Additional Death Distribution+ Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:
•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all Additional Death Distribution+ rider fees paid since the rider date.
•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.
The rider benefit base at any time is equal to the policy value less any premium payments added after the rider date.
The rider benefit percentage may vary but equals 30% for issue ages 0 - 70 and 20% for issue ages 71 - 75, based on the annuitant’s age.
No benefit is payable under the Additional Death Distribution+ if the policy value on the date the death benefit is paid is less than the premium payments after the rider date.
For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.
Please see “Appendix - Additional Death Distribution+” for an example that illustrates the additional death benefit payable as well as the effect of a partial surrender on the Additional Death Distribution+ benefit amount.
Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving the death benefit and Additional Death Distribution+, then the spouse will generally receive a one-time policy value increase equal to the Additional Death Distribution+. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 75 if the Additional Death Distribution+ benefit is still being offered. Certain owners may have the option to continue the rider without receiving the one-time policy value increase. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
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Rider Fee. There is an additional charge for this rider which is a percentage of the policy value which, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider.
Please note: The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the rider would not pay any benefits.
Termination. The rider will remain in effect until:
•	you cancel it by notifying our Administrative Office in writing in good order,
•	the policy is annuitized or surrendered,
•	the policy value becomes zero, or
•	the additional death benefit is paid or added to the policy value under a spousal continuation.
If terminated no more than 90 days after policy issue, you may re-elect the Additional Death Distribution+ if it is still being offered, immediately. However, if it is terminated more than 90 days after the policy issue date, the Additional Death Distribution+ may not be re-elected, if it is still being offered, for one year. Please note that if the rider is terminated and then re-elected, the new rider will have its own fees, benefits and features as well as a new rider date which may affect the rider benefit.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
The Additional Death Distribution+ may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Nursing Care and Terminal Condition Waiver
No surrender charges or excess interest adjustments will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:
•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or
•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).
You may exercise this benefit at any time during the accumulation phase. This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. There is no restriction on the maximum amount you may surrender under this benefit. There is no charge for this benefit.
The Nursing Care and Terminal Condition Waiver may vary for certain policies and may not be available for all policies, in all states or at all times.
Unemployment Waiver
No surrender charges or excess interest adjustments will apply to surrenders after you or your spouse become unemployed in certain circumstances (e.g., because you were terminated, laid off, or otherwise lost your job involuntarily). In order to qualify, you (or your spouse, whichever is applicable) must have been:
•	employed full time for at least two years prior to becoming unemployed;
•	employed full time on the policy date;
•	unemployed for at least 60 days in a row at the time of surrender;
•	must have a minimum cash value at the time of surrender of $5,000; and
•	you (or your spouse) must be receiving unemployment benefits.
You must provide written proof from your State's Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.
You may use this benefit at any time during the accumulation phase. This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. There is no restriction on the maximum amount you may surrender under this benefit. There is no charge for this benefit.
The Unemployment Waiver may vary for certain policies and may not be available for all policies, in all states or at all times.
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Telephone and Electronic Transactions
Currently, certain transactions may be made by telephone or other electronic means acceptable to us upon our receipt of the appropriate authorization. We may discontinue this option at any time. To access information and perform transactions electronically, we require you to create an account with a username and password, and to maintain a valid e-mail address.
We will not be liable for following instructions communicated by telephone or electronically we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record conversations with you. We may also require written confirmation of the request. When someone contacts our Administrative Office and follows our procedures, we will assume you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of any loss, theft or unauthorized use of your password.
Telephone and other electronic transactions must be received while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Please note that the telephone and/or electronic devices may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider's, or your financial representative's can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request if the volume of transactions is unusually high, we might not have anyone available, or lines available, to take your transaction. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Administrative Office.
We reserve the right to revoke your telephone and other electronic transaction privileges at any time without revoking all owners' privileges. We may deny telephone and electronic transaction privileges to market timers or disruptive traders.
Dollar Cost Averaging Program
During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.
Dollar Cost Averaging programs that may be available under your policy:
•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started. A minimum of $500 per transfer is required. The minimum number of transfers is 6 monthly transfers or 4 quarterly transfers, and the maximum is 24 monthly transfers or 8 quarterly transfers. You can elect to transfer from the fixed account, money market or other specified subaccount.
•	Special —You may only elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment option into a Special Dollar Cost Averaging program. This program is only available for new premium payments, requires transfers from a fixed source, and may credit a higher or lower interest rate than a traditional program. A minimum of $500 per transfer is required ($3,000 or $6,000 to start a 6-month or 12-month program, respectively).
A Dollar Cost Averaging program will begin once we have received in good order all necessary information and the minimum required amount. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order. Please note: Dollar Cost Averaging programs will not begin on the 29th, 30th, or 31st. If a program would have started on one of those dates, it will start on the 1st market day of the following month. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.
NOTE CAREFULLY:
New Dollar Cost averaging instructions are required to start a new Dollar Cost Averaging program once the previous Dollar Cost Averaging program has completed. Additional premium payments, absent new allocation instructions, received after a Dollar Cost Averaging program has completed, will be allocated according to the current premium payment allocations at that time but will not reactivate a completed Dollar Cost Averaging program.
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IF:
•	we do not receive all necessary information to begin or restart a Dollar Cost Averaging program
THEN:
•	any amount allocated to a fixed source will be invested in that fixed source but will be transferred to the money market investment option within 30 days of allocation to fixed source if new Dollar Cost Averaging instructions are not received;
•	any amount allocated to a variable source will be invested in that variable source and will remain in that variable investment option; and
•	new Dollar Cost Averaging instructions will be required to begin a Dollar Cost Averaging program.
You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions. Transfers from a Dollar Cost Averaging fixed source are not subject to an excess interest adjustment. A Dollar Cost Averaging program can be used in conjunction with Asset Rebalancing and a guaranteed lifetime withdrawal benefit (subject to any investment restrictions involving the source). There is no charge for this benefit.
The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies, in all states or at all times. See your policy for availability of the fixed account options.
Asset Rebalancing
During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time. If a transfer is requested, we will honor the requested transfer and discontinue asset rebalancing. New instructions are required to start asset rebalancing. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually. Asset rebalancing can be used in conjunction with a guaranteed lifetime withdrawal benefit. Please note, any amounts rebalanced may be immediately transferred to the Portfolio Allocation Method (PAM) investment options as applicable under the Portfolio Allocation Method. There is no charge for this benefit.
Guaranteed Lifetime Withdrawal Benefits
You may elect one of the following optional riders under the policy that offers guaranteed lifetime withdrawal benefits - the Guaranteed Principal SolutionSM Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider. Important aspects of each of these riders are summarized in the “Appendix - Guaranteed Lifetime Withdrawal Benefit Comparison Table” and are described in more detail below. You should consult with tax and financial professionals to determine which of these riders, if any, is appropriate for you.
Guaranteed Principal SolutionSM Rider
You may elect to purchase the optional Guaranteed Principal SolutionSM Rider (also known as Living Benefits Rider) which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The Guaranteed Principal SolutionSM Rider is only available during the accumulation phase. The Guaranteed Principal SolutionSM Rider is only available for annuitant issue ages through age 0-80. The maximum issue age may be lower if required by state law. The Guaranteed Principal SolutionSM Rider is only available with the Return of Premium Death Benefit or the Annual Step-Up Death Benefit. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. If you elect the Guaranteed Principal SolutionSM Rider you cannot elect another GLWB. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
You should view the Guaranteed Principal SolutionSM Rider as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by the Guaranteed Principal SolutionSM Rider.
Please note:
•	Certain protections under the rider are available only if you hold the rider for ten years.
•	If you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment options under the policy (including guaranteed period options in the fixed account) and the variable investment options you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider. See Portfolio Allocation Method below.
•	Any such transfers out of a guaranteed period option may be subject to an excess interest adjustment. (See Portfolio Allocation Method, below.)
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•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	Because the guaranteed minimum withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take the maximum advantage of the tax deferral aspect of the policy.
•	The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Guaranteed Principal SolutionSM Rider for a qualified policy.
Guaranteed Minimum Accumulation Benefit of Guaranteed Principal SolutionSM Rider
If you elect the Guaranteed Principal SolutionSM Rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment options you select.
Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten years after you elect the rider), your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date and before the guaranteed future value date, the guaranteed future value is equal to:
•	the guaranteed future value on the rider date; plus
•	a percentage of subsequent premium payments (as described below); less
•	subsequent adjusted partial withdrawals (as described below).
After the guaranteed future value date, the guaranteed future value equals zero.
Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:
Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%
Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, even withdrawals under the guaranteed minimum withdrawal benefits, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:
•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or
•	the gross partial withdrawal amount.
(The gross partial withdrawal amount is the amount you request, plus any surrender charges or excess interest adjustment that may be applicable.)
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In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.
See the “Appendix - Guaranteed Principal SolutionSM Rider Adjusted Partial Withdrawals” to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.
Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will add an amount equal to the difference to your policy value (the policy value will then be subject to investment risk). This addition will not increase your “principal back” or “for life” total withdrawal bases. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.
Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. If, on the guaranteed future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000–$90,000) to your policy value.
Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.
Guaranteed Minimum Withdrawal Benefit of Guaranteed Principal SolutionSM Rider
If you elect the Guaranteed Principal SolutionSM Rider, we will provide a maximum annual withdrawal amount (first as withdrawals from your policy value or, if necessary, as payments from us) regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment options you select.
Withdrawal Guarantees. We account for the withdrawals you take under the rider by applying two different withdrawal guarantees:
•	“principal back,” for withdrawals of up to 7% of your total withdrawal base.
•	“for life,” for withdrawals of up to 5% of your total withdrawal base.
When you make a withdrawal, you do not need to specify it as being under either withdrawal guarantee. Any withdrawals that you take while the rider is in effect could have different impacts under each of the withdrawal guarantees - on your maximum annual withdrawal amount, on your total withdrawal base, and on your minimum remaining withdrawal amount. For example, withdrawals that are compliant with the “principal back” maximum withdrawal amount could result in excess withdrawals under the “for life” withdrawal guarantee and, consequently, would reduce the maximum annual withdrawal amount, the total withdrawal base, and the minimum remaining withdrawal amount under the “for life” withdrawal guarantee. (See Adjusted Partial Withdrawals below.)
Example: Assume you make a single premium payment of $100,000 and you have not made any withdrawals or additional premium payments. If you withdraw $6,000, that would be an excess withdrawal of $1,000 ($6,000 - $5,000) under the for life guarantee but not under the principal back guarantee.
Your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix - Guaranteed Principal SolutionSM Rider Adjusted Partial Withdrawals,” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.
Please note:
•	Any amount withdrawn in a rider year (including any surrender charge or excess interest adjustment) in excess of the maximum withdrawal amount is an excess withdrawal.
•	The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee and such impact may be on a greater than dollar-for-dollar basis. (See Maximum Annual Withdrawal Benefit, Total Withdrawal Base, and Minimum Remaining Withdrawal Amount, below.)
•	We will not refund charges that have been paid up to the point of terminating the policy or receiving annuity payments.
Withdrawals under the guaranteed minimum withdrawal benefit also:
•	reduce your policy value;
•	reduce the guaranteed future value;
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•	reduce your death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments;
•	may be subject to income taxes and federal tax penalties (See TAX INFORMATION).
Maximum Annual Withdrawal Amount. Under this benefit:
•	you can withdraw up to 7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero.
Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $7,000 (7% of $100,000) each rider year for the next fourteen years and $2,000 in the year immediately thereafter so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).
•	or, you can withdraw up to 5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant's 59th birthday and lasting until the annuitant's death, unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see Adjusted Partial Withdrawals, below). A penalty tax may be assessed on amounts surrendered from the policy before the taxpayer reaches age 59½.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $5,000 (5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).
You can receive up to the maximum annual withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us) under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments, and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount (which cannot exceed the maximum annual withdrawal amount at that time) and frequency (annually, semi-annually, quarterly or monthly) of future withdrawals. Once selected, the amount and frequency of future withdrawals cannot be changed.
Please note:
•	Withdrawals under the 5% “for life” guarantee cannot begin until after the rider anniversary following the annuitant's 59th birthday.
•	Any withdrawal before the rider anniversary following the annuitant's 59th birthday will reduce the benefits under the 5% “for life” guarantee.
•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).
•	You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the maximum annual withdrawal amount during a rider year, you cannot take more than the maximum annual withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a 50% penalty. Further, some qualified policies have withdrawal restrictions that may (with limited exceptions) prevent you from taking withdrawals before age 59½. You should consult a tax adviser before purchasing this rider with a qualified policy.
Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to:
•	the total withdrawal base on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.
Please note: We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
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Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:
•	the minimum remaining withdrawal amount on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees. It is important to calculate separate minimum remaining withdrawal amounts because they can provide different payment amounts not only upon reaching exhaustion but also in certain situations involving continuation after the annuitant's death.
Adjusted Partial Withdrawals. Each rider year, for each withdrawal guarantee (i.e., “principal back” and “for life”), gross partial withdrawals (the amount that you request be withdrawn, plus any surrender charge or excess interest adjustment that may be applicable) up to the maximum annual withdrawal amount for that withdrawal guarantee, will reduce the minimum remaining withdrawal amount for that withdrawal guarantee on a dollar-for-dollar basis, but will not reduce the total withdrawal base for that withdrawal guarantee. For each withdrawal guarantee, gross partial withdrawals in excess of the maximum annual withdrawal amount for that withdrawal guarantee will reduce the total withdrawal base and minimum remaining withdrawal amount for that withdrawal guarantee by the greater of the dollar amount of the excess withdrawal or a pro rata amount (possibly to zero). See “Appendix - Guaranteed Principal SolutionSM Rider Adjusted Partial Withdrawals,” which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.
Please note: Gross partial withdrawals that are compliant with the “principal back” withdrawal guarantee (i.e., withdrawals of the “principal back” maximum annual withdrawal amount) and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life” guarantee, and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis if the policy value is less than the applicable base.
Rider Fee. There is an additional charge for this rider which is a percentage of the “principal back” total withdrawal base on each rider anniversary which is charged annually before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment option in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).
We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.
Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than the same percentage of your policy value if that total withdrawal base is higher than your policy value.
Portfolio Allocation Method
If you elect the Guaranteed Principal SolutionSM Rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the Guaranteed Principal SolutionSM Rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM TA Aegon U.S. Government Securities - Service Class subaccount (which invests in the Transamerica Aegon U.S. Government Securities VP - Service Class portfolio of the Transamerica Series Trust) or certain guaranteed period options of the fixed account (each a “PAM investment option” and collectively, the “PAM investment options”) and the variable investment options you choose. You should read the underlying fund prospectus for the variable PAM investment option(s) carefully before you elect the Guaranteed Principal SolutionSM Rider. We will transfer amounts from your variable investment options to the PAM investment options to the extent we deem necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment options proportionally from all your variable investment options. Currently, PAM transfers are being made to the PAM TA Aegon U.S. Government Securities - Service Class subaccount. We will not transfer amounts to the PAM investment options if your policy value is greater than guarantees under the rider.
PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment options to the PAM investment options to the extent we deem necessary to help manage portfolio risk and support the guarantees under the Guaranteed Principal SolutionSM Rider. You should not view the Guaranteed Principal SolutionSM Rider or PAM as a “market timing” tool or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment
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options to the PAM investment options, less of your policy value may be available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the Guaranteed Principal SolutionSM Rider.
Under PAM, the mathematical model compares a number of interrelated factors including your policy value and the guarantees under the rider to be provided in the future. The mathematical model also uses assumptions for interest rates, the duration of the policy and stock market volatility. The following table sets forth the most influential of these factors and indicates how each one (assuming all other factors remain constant) could trigger a transfer into or out of the PAM subaccounts.
Factor	Direction of Transfer
Policy Value Increases	Transfer to the investment options
Policy Value Decreases	Transfer to the PAM subaccounts
Interest Rates Increase	Transfer to the investment options
Volatility Increases	Transfer to the PAM subaccounts
The amount of the transfer will vary depending on the magnitude and direction of the change in these factors. We may transfer some or all of your policy value to or from the PAM investment options.
Transactions you make also affect the number of PAM transfers including:
•	additional premium payments; and
•	excess withdrawals.
These transactions will change the policy value relative to the guarantees under the rider and may result in additional PAM transfers.
You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment option are at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer we make out of PAM investment options to your variable investment options will be allocated into your variable investment options in proportion to the amount of policy value in each variable investment option. Please note that if your policy value is 100% allocated to the fixed account, we will be unable to transfer any of your policy value out of PAM investment options.
Generally, transfers to the PAM investment options first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment options when the policy value drops by a cumulative amount of less than 3% in relation to the guarantees. If the policy value continues to fall, more transfers to the PAM investment options will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment option(s) we deem appropriate. The policy value allocated to the PAM investment options will remain there unless the performance of your chosen investment options recovers sufficiently to enable us to transfer amounts back to your investment options while maintaining the guarantees under the Guaranteed Principal SolutionSM Rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.
The Daily Rebalancing Formula Under the Mathematical Model: As noted above, to limit our exposure under the rider, we transfer policy value from your investment options to the PAM subaccounts, to the extent called for by a mathematical model that will not change once you purchase the policy. We do this in order to minimize the need to provide payments (for example, when your policy value goes to zero by other than an excess withdrawal), or to extend the time before any payment is required. When payments become more likely (because your policy value is approaching zero), the mathematical model will tend to allocate more policy value to the PAM subaccounts. If, on the other hand, the policy value is much higher than the guarantees under the rider, then payments may not be necessary, and therefore, the mathematical model will tend to allocate more policy value to the investment options.
Each market day the mathematical model computes a “target allocation,” which is the portion of the policy value that is to be allocated to the investment options.
The target allocation depends on several factors, including the policy value as compared to the guarantees under the rider, the time until payments are likely required, and interest rates. However, as time passes, these factors change. Therefore, the target allocation changes from one market day to the next. See “Appendix - PAM Method Transfers” for more detail regarding the workings of the mathematical model.
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Upgrades
Prior to the annuitant's 86th birthday and after the third rider anniversary, you can upgrade the total withdrawal base and guaranteed future value to the policy value by providing us the required notice. The minimum remaining withdrawal amounts will also be upgraded to the policy value and the maximum annual withdrawal amounts will be recalculated.
If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date we receive all necessary information.
Annuitization
If you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your 5% “for life” maximum annual withdrawal amount.
Termination
The Guaranteed Principal SolutionSM Rider will terminate upon the earliest of the following:
•	the date we receive written notice from you in good order requesting termination of the Guaranteed Principal SolutionSM Rider (you may not terminate the rider before the third rider anniversary);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your 5% “for life” maximum annual withdrawal amount);
•	the date the policy to which this rider is attached is assigned or the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
The Guaranteed Principal SolutionSM Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Retirement Income Max® Rider
If you elect the Retirement Income Max® Rider identified below, which provides certain guaranteed benefits, the Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company’s requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Max® Rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the Retirement Income Max® Rider that do not invest in funds that utilize volatility control strategies.
You may elect to purchase the optional Retirement Income Max® rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options which are
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designed to help manage our risk and support the guarantees under the rider. If you elect the Retirement Income Max® rider you cannot elect another GLWB. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income Max® rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
Retirement Income Max® - Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us for life), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or surviving spouse's if the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments, below). A rider year begins on the rider date and thereafter on each anniversary of that date. The withdrawal percentage and growth percentage that are used to determine your rider withdrawal amount will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us. We are under no obligation to notify you when we amend the Rate Sheet Prospectus Supplement. Please contact your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantee provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment options. You should consult with your registered representative to assist you in determining whether these certain investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base on a greater than dollar-for-dollar basis and may cause you to lose the benefit of this rider.
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Max® rider terminates and all benefits thereunder cease.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments below.
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The rider withdrawal amount is zero if the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).
For qualified policies: If the plan participant (generally the annuitant) is at least 70½ years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).
Only amounts calculated as set forth above can be used as the rider withdrawal amount.
If your policy value reaches zero:
•	due to a non-excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.
•	due to an excess withdrawal, then this rider terminates (as does the policy).
Please note:
•	If the rider is added prior to the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, however, you will still be charged a rider fee prior to this time.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified investment options. (See Designated Investment Options below.)
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday.
As noted above, the withdrawal percentage is disclosed in Rate Sheet Prospectus Supplements which may be amended by us from time to time. We are under no obligation to notify you when we amend the Rate Sheet Prospectus Supplement. Please contact your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended. In order to receive the applicable withdrawal percentage: (1) your application must be signed and received within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Withdrawal percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us to receive a Rate Sheet Prospectus Supplement applicable to you. For riders issued prior to May 1, 2015, the applicable withdrawal percentages are set forth in the May 1, 2015 Statement of Additional Information.
Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.
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Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	the current withdrawal base;
•	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
•	the policy value on any monthiversarySM within the current rider year, (the same day of the month as the rider date, or the next market day if our Administrative Office or the New York Stock Exchange are closed) including the current rider anniversary (see Automatic Step-Up below).
See “Appendix - Hypothetical Example of the Withdrawal Base Calculation - Retirement Income Max® Rider” which illustrates the hypothetical example of the withdrawal base calculation.
Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
As noted above, the growth percentage is disclosed in Rate Sheet Prospectus Supplements which may be amended by us from time to time. We are under no obligation to notify you when we amend the Rate Sheet Prospectus Supplement. Please contact your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended. In order to receive the applicable growth percentage: (1) your application must be signed within the stated time period during which such growth percentages are applicable and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Growth percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us to receive a Rate Sheet Prospectus Supplement applicable to you. For riders issued prior to May 1, 2015, the applicable growth percentages are set forth in the May 1, 2015 Statement of Additional Information
Please note: Because a withdrawal will eliminate the potential application of the growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base, or the withdrawal base is increased by any growth percentage, no automatic step-up will occur. The withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
On each rider anniversary the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the
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policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the policy value is less than the withdrawal base.
Please Note: We do not monitor for, or notify you of, excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or additional premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an assumed annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the assumed withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,501.
See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options approved for the Retirement Income Max® Rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next market day after you terminate your rider, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.
Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first market day after the fifth rider anniversary. You will be required to terminate the rider first (and lose its benefits).
•	We can eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
Retirement Income Max® - Joint Life Option
If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements). If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.
Please note:
•	The withdrawal percentage for each “age at the time of the first withdrawal” is lower if you elect this option.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for more detail regarding annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
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•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
•	This option may not be permitted in the case of certain non-natural owners.
•	The rider's issue ages may vary if you elect this option.
Retirement Income Max® Rider Fees
Retirement Income Max® Rider Fee. The rider fee is calculated on the rider date and at the beginning of each rider quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from your policy value at the end of each rider quarter.
On an annual basis, in general terms, the rider fee is the rider fee percentage times the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) multiplied by (C), where:
(A)	is the withdrawal base;
(B)	is the rider fee percentage; and
(C)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Withdrawal Base = $100,000; Rider Fee percentage = 1.25%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for first quarter rider fee. The rider fee is:
= 100,000*0.0125*(91/365)
= 1,250*(91/365)
= $311.64
We will assess a prorated rider fee upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
On each rider anniversary the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the rider fee:
•	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000; and 30 remaining days in the rider quarter.
Example 2: Calculation for first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000*0.0125*(30/365)
= 125*(30/365)
= $10.27
Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):
= 311.64 + 10.27
= $321.91
Retirement Income Max® Rider Issue Requirements
We will not issue the Retirement Income Max® rider unless:
•	the annuitant is not yet age 86 (lower if required by state law);
•	the annuitant is also an owner (except in the case of non-natural owners);
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•	there are no more than two owners; and
•	if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).
The use of joint life option may not be permitted in the case of certain non-natural owners.
Termination
The Retirement Income Max® rider will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received before midnight of the 30th calendar day after you receive the rider;
•	the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.
The Retirement Income Max® rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Retirement Income Choice® 1.6 Rider
If you elect the Retirement Income Choice® 1.6 Rider identified below, which provides certain guaranteed benefits, the Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company’s requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Choice® 1.6 Rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the Retirement Income Choice® 1.6 Rider that do not invest in funds that utilize volatility control strategies.
You may elect to purchase the optional Retirement Income Choice® 1.6 Rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options. If you elect the Retirement Income Choice® 1.6 rider you cannot elect another GLWB. The tax rules for qualified policies may limit the value of
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this rider. Please consult a qualified tax adviser before electing the Retirement Income Choice® 1.6 rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
Retirement Income Choice® 1.6 – Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments and Rider Death Benefit Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date.
Of course you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See Appendix – Hypothetical Adjusted Partial Surrenders – Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment options. You should consult with your registered representative to assist you in determining whether these investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis and may eliminate the benefit.
•	Any withdrawal will reduce your rider death benefit (if applicable).
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Choice® 1.6 rider terminates and all benefits thereunder cease.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments and Rider Death Benefit Adjustments below.
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The rider withdrawal amount is zero if the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).
For qualified policies: If the plan participant (generally the annuitant) is at least 70½ years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).
Only amounts calculated as set forth above can be used as the rider withdrawal amount.
If your policy value reaches zero:
•	due to a non-excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.
•	due to an excess withdrawal, then the rider terminates (as does the policy).
Please note:
•	If the rider is added prior to the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, however, you will still be charged a rider fee prior to this time.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified funds. (See Designated Investment Options below.)
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:
Age at time of first withdrawal	Single Life Option Riders Issued on or after May 1, 2014	Joint Life Option Riders Issued on or after May 1, 2014	Single Life Option Riders Issued Prior to May 1, 2014	Joint Life Option Riders Issued Prior to May 1, 2014
0-58	0.00%	0.00%	0.00%	0.00%
59-64	4.00%	3.75% *	4.00%	3.50%
65-79	5.00%	4.75% *	5.00%	4.50%
≥ 80	6.00%	5.75% *	6.00%	5.50%
*	For policies issued in New York, these withdrawal percentages will be 0.25% lower.
Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.
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Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	Current withdrawal base;
•	The withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
•	The policy value on any monthiversarySM (the same day of the month as of the rider date, or the next market day if our Administrative Office or the New York Stock Exchange are closed) within the current rider year, including the current rider anniversary (see Automatic Step-Up below).
Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth percentage is as follows:
Riders Issued On or after May 1, 2014	Riders Issued Prior to May 1, 2014
5.50% *	5.00%
*	For policies issued in New York with the Joint Life Option, the growth percentage will be 0.50% lower.
The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
Please note: Because a withdrawal will eliminate the potential application of the growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base or the withdrawal base increased by any growth credit, no automatic step-up will occur. The withdrawal percentage (as indicated in the withdrawal percentage table) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. Changes as a result of the automatic step-up feature will be reversed. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is magnified if the policy value is less than the withdrawal base. See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical excess withdrawals in more detail.
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Please Note: We do not monitor for, or notify you of, excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or subsequent premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an assumed annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the assumed withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,501.
See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options available under the respective designated allocation groups that have been approved for the Retirement Income Choice® 1.6 Rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary) you can terminate this rider. Starting the next market day, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.
Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first market day after the fifth rider anniversary. You will be required to terminate the rider first. If you terminate the rider you will lose all of its benefits.
•	We can change a designated allocation group or eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
Manual Resets. You can effectively “reset” the withdrawal base to the policy value using a manual process under which your current rider is terminated and a new rider is issued. You can only elect a reset during the 30 day periods following each successive fifth rider anniversary and if all other rider issue requirements are met. When the new rider is issued, the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. Your new rider will have a new rider date, new rider fee percentage (which may be higher than your current rider fee percentage), and its own terms and benefits (which may not be as advantageous as the current rider). The new rider date will be the date we receive all necessary information in good order. Please note that this “reset” procedure may be referred to as a “manual upgrade” in your policy rider and other materials.
Please note:
•	Manual resets, unlike automatic step-ups, occur only if you so elect during the 30 day window following each successive fifth rider anniversary.
•	Manual resets result in the purchase of a new rider whose terms may be more or less favorable than the current rider whereas automatic step-ups do not require termination of the existing rider and repurchase of a new rider (although fees may increase at the time of an automatic step-up).
•	Owners may decide to terminate an existing rider if it no longer meets their needs and then elect a new available rider that does.
Retirement Income Choice® 1.6 – Additional Options
You may elect the following options with this rider (the options are not mutually exclusive):
•	Death Benefit;
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•	Joint Life; and
•	Income EnhancementSM.
There is an additional fee if you elect the Death Benefit and/or the Income EnhancementSM Benefit option(s) under the rider. If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elect the Joint Life option in combination with the Death Benefit and/or the Income EnhancementSM Benefit option(s), then the fee for each of those additional options will be different than under the Single Life option. See Retirement Income Choice® 1.6 Rider Fees. There may be different issue ages depending upon which options you elect.
Death Benefit. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the death of the annuitant’s spouse if later). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. See DEATH BENEFIT.
Rider Death Benefit. The rider death benefit on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date, the rider death benefit is equal to:
•	the rider death benefit on the rider date; plus
•	subsequent premium payments; less
•	adjustments for withdrawals (as described under Rider Death Benefit Adjustments, below).
Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.
Please note:
•	No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.
•	Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.
•	Manual resets to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.
•	If an owner who is not the annuitant dies and the surviving spouse is eligible to and elects to continue the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime annuity payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
•	The additional death benefit adjustment differs from the adjusted partial surrender amount for the Guaranteed Minimum Death Benefits described in DEATH BENEFIT - Guaranteed Minimum Death Benefits. Accordingly, withdrawals may effect the additional death benefit differently than the Guaranteed Minimum Death Benefits.
The additional death benefit payment option may be referred to as “rider death benefit” on your policy statement and other documents.
Joint Life Benefit. If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION – Tax Status of a Nonqualified Policy – Distribution Requirements). If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.
Please note:
•	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elect this option.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for more detail regarding annuitant's spouse).
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•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
•	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.
•	You cannot elect a manual reset if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).
•	This option may not be permitted in the case of certain non-natural owners.
Income EnhancementSM Option. If you elect this rider, you can also elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal percentage if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, due to a medical necessity in a hospital or nursing facility due to physical or cognitive ailments. Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”) and confinement must meet the elimination period of 180 days within the last 365 days. The elimination period and waiting period can, but do not need to, run concurrently.
Please note:
•	You cannot elect the Income EnhancementSM Option if the qualifying person or persons is/are already admitted to a hospital or already reside in a nursing facility.
•	Confinement must be prescribed by a physician based on the individual's inability to sustain themselves outside of a hospital or nursing facility due to physical or cognitive ailments.
•	The increase to the withdrawal percentage stops when the qualifying person or persons is/are no longer confined as described above.
•	The hospital and/or nursing facility must meet the criteria listed below to qualify for the benefit.
A Qualifying Hospital must meet the following criteria:
•	It is operated pursuant to the laws of the jurisdiction in which it is located;
•	It is operated primarily for the care and treatment of sick and injured persons on an inpatient basis;
•	It provides 24-hour nursing service by or under the supervision of registered graduate professional nurses;
•	It is supervised by a staff of one or more licensed physicians; and
•	It has medical, surgical and diagnostic facilities or access to such facilities.
A Qualifying Nursing Facility must meet the following criteria:
•	It is operated pursuant to the laws and regulations of the state in which it is located as a nursing facility or Alzheimer's disease facility;
•	It provides care performed or supervised by a registered graduate nurse;
•	It provides room and board accommodations;
•	Will provide 24-hour nursing services, 7 days a week by an on-site Registered Nurse and related services on a continuing inpatient basis;
•	It has a planned program of policies and procedures developed with the advice of, and periodically reviewed by, at least one physician; and
•	It maintains a clinical record of each patient.
A Qualifying Nursing Facility does not include:
•	Assisted living facilities or residential care facilities;
•	A place primarily for treatment of mental or nervous disorders, drug addiction or alcoholism;
•	A home for the aged, a rest home, community living center or a place that provides domestic, resident, retirement or educational care;
•	Personal care homes, personal care boarding homes, residential or domiciliary care homes;
•	A rehabilitation hospital or basic care facilities;
•	Adult foster care facilities, congregate care facilities, family and group living assisted living facilities; or
•	Other facilities similar to those described above.
We will require confirmation of confinement in a qualifying hospital or a qualifying nursing facility while benefit payouts are being received. Confirmation of that confinement will be attained and approved by completing our “Income EnhancementSM Election and Proof of Confinement Questionnaire” form. This form requires additional proof of confinement which may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us which may include information from third party or company interviews and/or visits of the facility. If it is determined that the qualifying individual was
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not confined in an eligible facility as defined above and has received payments under the Income EnhancementSM Option, those payments could be considered an excess withdrawal and have a negative effect on the rider values. If confinement ceases, you may re-qualify by satisfying another 180-day elimination period requirement.
Retirement Income Choice® 1.6 Fees
Retirement Income Choice® 1.6 Base Rider Fee. The base rider fee is calculated on the rider date and at the beginning of each rider quarter. The base rider fee will be adjusted for any premium additions, excess withdrawals, or transfers between designated investment groups. It will be deducted automatically from your policy value at the end of each rider quarter.
On an annual basis, in general terms, the base rider fee is the applicable rider fee percentage times the withdrawal base.
The base quarterly fee is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:
(A)	is the withdrawal base;
(B)	is the sum of each designated investment group's rider fee percentage multiplied by the applicable designated investment group's value;
(C)	is the total policy value; and
(D)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Fund Allocations such that Group A = $50,000, Group B = $30,000, and Group C = $20,000; Withdrawal Base = $100,000; Policy Value = $100,000; Investment Group fee percentages of Group A = 1.45%, Group B = 1.10% and Group C = 0.70%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for the first quarter fee. The rider fee is:
= 100,000 * [(50,000*0.0145) + (30,000*0.0110) + (20,000*0.0070)] / 100,000 * (91/365)
= 100,000 * (725 + 330 + 140) / 100,000 * (91/365)
= 100,000 * 1,195/100,000 * (91/365)
= 1,195 * (91/365)
= $297.93
We will assess a prorated rider fee upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the base rider fee:
•	Because the base rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the base rider fee is a percentage of the withdrawal base, the amount of the base rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
•	If you make a transfer from one designated allocation group to another designated allocation group that has a higher rider fee percentage, then the resulting rider fee will be higher.
Base Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000, allocated such that Group A = $5,000, Group B = $3,000, and Group C = $2,000; and 30 remaining days in the rider quarter.
Example 2: Calculation of the first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000 * [(5,000*0.0145) + (3,000*0.0110) + (2,000*0.0070)] / 10,000 * (30/365)
= 10,000 * (72.50 + 33 + 14) / 10,000 * (30/365)
= 10,000 * 119.50/10,000 * (30/365)
= 119.50 * (30/365)
= $9.82
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Total fee assessed at end of first rider quarter (assuming no further fee adjustments):
= 297.93 + 9.82
= $307.75
We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.
Base Rider Fee Adjustment for Transfers. For transfers that you make between different designated investment options in different designated allocation groups on other than the first market day of a rider quarter, a rider fee adjustment will be applied. This adjustment is necessary because of differences in the rider fee percentages. The adjustment in the rider fee percentage will ensure that you are charged the correct overall rider fee for that quarter. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1, as well as a subsequent premium payment as in Example 2; Withdrawal Base = $110,000; Policy Value = $90,000; Fund Transfer from Group A = $5,000, into Group B = $3,000, and into Group C = $2,000; and 15 remaining days in the rider quarter.
Example 3: Calculation of the first quarter rider fee adjustment for a fund transfer. The fee adjustment is:
= 110,000 * [(-5,000*0.0145) + (3,000*0.0110) + (2,000*0.0070)] / 90,000 * (15/365)
= 110,000 * (-72.50 + 33 + 14) / 90,000 * (15/365)
= 110,000 * -25.50/90,000 * (15/365)
= -31.17 * (15/365)
= $-1.28
Total fee assessed at end of the first rider quarter (assuming no further rider fee adjustments):
= 307.75 - 1.28
= $306.47
Additional Option Fees. If you elect options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit. Each additional fee is charged quarterly before annuitization and is a percentage of the withdrawal base on each rider anniversary.
We will also deduct all rider fees, including additional option fees, pro rata upon surrender of the policy or other termination of the rider.
Retirement Income Choice® 1.6 Rider Issue Requirements
We will not issue the Retirement Income Choice® 1.6 rider if:
•	the annuitant is 86 or older (lower if required by state law);
•	the annuitant is not an owner (except in the case of non-natural owners);
•	there are more than two owners; and
•	the joint life option is elected, and the annuitant’s spouse is 86 or older (lower if required by state law) and (1) is not a joint owner along with the annuitant or (2) is not the sole primary beneficiary (and there is no joint owner).
The use of joint life option may not be permitted in the case of certain non-natural owners.
Termination
The Retirement Income Choice® 1.6 rider and any additional options will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received before midnight of the 30th calendar day after you receive the rider;
•	the date we receive written notice from you requesting termination or manual reset of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
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Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount (this option also guarantees that if the annuitant dies before the sum of all annuity payments equals the policy value, and rider benefit if elected, on the maximum annuity commencement date, the annuitant's beneficiary will receive a final payment equal to the difference). Please contact us for more information concerning your options.
The Retirement Income Choice® 1.6 rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options for electing a benefit, please contact your financial intermediary or our Administrative Office.
OTHER INFORMATION
State Variations
The following section describes modifications to this prospectus required by one or more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of policies we issue. References to certain state's variations do not imply that we actually offer policies in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.
Arizona. Owners age 65 and above have a 30 day right to cancel. If canceled, the amount returned will include any fees and charges.
California. The policy may be canceled by returning the policy. A refund will be paid within 30 days from the date notice of cancellation was received and refund will include any fees or charges. Owners age 60 or above have the option to elect immediate investment in investment options of their choice, and receive policy value if they cancel; or, they may allocate the initial premium payment to the money market portfolio for 35 calendar days at the end of which the policy value is moved to the investment options of their choice, and they would receive return of premium if they cancel. The Nursing Care and Terminal Condition Waiver and the Unemployment Waivers are not available. The Income EnhancementSM is not available under the Retirement Income Choice® 1.6 rider. The Retirement Income Max® and Retirement Income Choice® 1.6 riders do not terminate upon ownership changes or assignments. The fixed account is not available.
Connecticut. During the right to cancel period, prior to delivery of the policy, the owner will receive return of premium. The Unemployment Waiver is not available. There is no excess interest adjustment upon annuitization. Premium enhancement recapture only allowed under right to cancel period. The Nursing Care and Terminal Condition Waiver is not available with X-Share. Service charge cannot be assessed at time of surrender. Transfer restrictions apply if more than one transfer is made in a 30 day period. The Income EnhancementSM is not available under the Retirement Income Choice® 1.6 rider. The Retirement Income Max® and Retirement Income Choice® 1.6 riders will not terminate for unapproved ownership changes and assignments, however, we have the right to reject certain ownership changes and assignments involving institutional investors, settlement companies or other similar organizations.
Florida. Owners have a 21 day right to cancel period and will receive Return of Premium. The Unemployment Waiver is not available. Excess interest adjustment is not applied upon annuitization or death. The annuity commencement date is not allowed until after the first policy year. The Retirement Income Max® and Retirement Income Choice® 1.6 riders will terminate if the policy to which this rider is attached has an ownership change or the policy is assigned.
Montana. The Unemployment Waiver is not available. Premium enhancement recapture does not include unemployment. Death benefit must be paid within 60 days and any interest due after 30 days.
New York. Under the right to cancel provision the premium payment allocated to the fixed account, if any, plus the policy value in the separate account, if any, including any fees and charges is returned. If the policy is a replacement, the right to cancel period is extended to 60 days. Additional Death Distribution, Additional Death Distribution + and the Income EnhancementSM under the Retirement Income Choice® 1.6 rider, Unemployment Waiver and Telephone transactions are not available. There is no excess interest adjustment. Premium enhancement recapture is not available with death or annuitization. Death benefit payable during the accumulation phase is the greater of policy value or guaranteed minimum death benefit, if any. Policy value is used upon annuitization. Annuity commencement date cannot be earlier than the first policy anniversary. Retirement Income Max® Rider issue requirements are annuitant is 58 - 85 for Single Life or 65 - 85 for Joint Life. Guaranteed Principal SolutionSM,  Retirement Income Max® and Retirement Income Choice® 1.6 rider fees cannot be deducted from the fixed account if available. The Retirement Income Max® and Retirement Income Choice® 1.6 riders do not terminate upon ownership changes or assignments.
North Dakota. Right to cancel period is 20 days.
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Oregon. Retirement Income Choice® 1.6 rider will not terminate upon assignment or ownership changes.
Washington. The Retirement Income Choice® 1.6 designated funds excludes fixed account and does not allow funds to be allocated to the Dollar Cost Averaging fixed account. Guaranteed Principal SolutionSM rider fee cannot be deducted from the fixed account.
Ownership
You, as owner of the policy, exercise all rights under the policy. You can generally change the owner at any time by notifying us in writing at our Administrative Office. There may be limitations on your ability to change the ownership of a qualified policy. An ownership change may be a taxable event.
Beneficiary
The beneficiary designation will remain in effect until changed. The owner may change the designated beneficiary by sending us written notice. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) We will not be liable for any payment made before the written notice is received in our Administrative Office. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If, upon the death of the annuitant, there is a surviving owner(s), then the surviving owner(s) automatically takes the place of any beneficiary designation.
Right to Cancel Period
You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days after you receive the policy (for replacements the right to cancel period is generally 30 days), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account. You bear the risk of any decline in policy value during the right to cancel period. However, if state law requires, we will refund your original premium payment(s). We will pay the refund within seven days after we receive in good order within the applicable period at our Administrative Office, written notice of cancellation and the returned policy. The policy will then be deemed void. If you selected the X-Share, the amount of the premium enhancement may be recaptured.
Assignment
You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment in good order at our Administrative Office and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the policy before we approve the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.
Termination for Low Value
If a partial surrender or fee (including an optional rider fee, administrative fee, or owner transaction fee) reduces your cash value below the minimum specified in your policy, we reserve the right to terminate your policy and send you a full distribution of your remaining cash value. All benefits associated with your annuity policy will be terminated. Federal law may impose restrictions on our right to terminate certain qualified policies. We do not currently anticipate exercising this right if you have certain optional benefits, however, we reserve the right to do so. For all other policies, including policies with certain other optional benefits, we intend to exercise this termination provision.
Sending Forms and Transaction Requests in Good Order
We cannot process your requests for transactions relating to the policy until they are received in good order. “Good order” means the actual receipt of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction: your completed application; the policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the signatures of all owners (exactly as registered on the Policy) if necessary; Social Security Number or Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner's consents. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
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“Received” or receipt in good order generally means that everything necessary must be received by us, at our Administrative Office specified in the Glossary of Terms. We reserve the right to reject electronic transactions that do not meet our requirements.
Regulatory Modifications to Policy
We reserve the right to amend the policy or any riders attached thereto as necessary to comply with specific direction provided by state or federal regulators, through change of law, rule, regulation, bulletin, regulatory directives or agreements.
Certain Offers
From time to time, we have (and we may again) offered you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits.
When we make an offer, we may vary the offer amount, up or down, among the same group of policy owners based on certain criteria such as account value, the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of policy owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining policy owners in the same group.
If you accept an offer that requires you to terminate a guaranteed benefit and you retain your policy, we will no longer charge you for it, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.
Mixed and Shared Funding
The underlying fund portfolios may serve as investment vehicles for variable life insurance policies, variable annuity policies and retirement plans (“mixed funding”) and shares of the underlying fund portfolios also may be sold to separate accounts of other insurance companies (“shared funding”). While we currently do not foresee any disadvantages to owners and participants arising from either mixed or shared funding, it is possible that the interests of owners of various policies and/or participants in various plans for which the underlying fund portfolios serve as investments might at some time be in conflict. We and each underlying fund portfolio’s Board of Directors intend to monitor events in order to identify any material conflicts and to determine what action, if any, to take. Such action could include the sale of underlying fund portfolio shares by one or more of the separate accounts, which could have adverse consequences. Such action could also include a decision that separate funds should be established for variable life and variable annuity separate accounts. In such an event, we would bear the attendant expenses, but owners and plan participants would no longer have the economies of scale resulting from a larger combined fund. Please read the prospectuses for the underlying fund portfolios, which discuss the underlying fund portfolios’ risks regarding mixed and shared funding, as applicable.
Exchanges and/or Reinstatements
You can generally exchange a nonqualified annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code or transfer qualified policies directly to another life insurance company as a “trustee-to-trustee transfer”. Before making an exchange or transfer, you should compare both annuities carefully. Remember that if you exchange or transfer another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity, and there may be a new surrender charge period under this annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange or transfer another annuity for this one unless you determine, after knowing all the facts, that the exchange or transfer is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange, transfer or otherwise).
You may ask us to reinstate your policy after such an exchange, transfer or full or partial surrender and in certain limited circumstances we will allow you to do so by returning the same total dollar amount of funds distributed to the applicable investment options. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. Generally, unless you return the original company check, your annuity policy is nonqualified and a portion of the prior withdrawal was taxable, we are required to report the taxable amount from the distribution to the IRS even though the funds have been reinstated. The cost basis will be adjusted accordingly. The taxable amount will be reported on Form 1099-R which you will receive in January of the year following the distribution. We recommend that you consult a tax professional to explain the possible tax consequences of reinstatements.
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Voting Rights
To the extent required by law, we will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and/or other individuals that have voting interests in the portfolios. We will send you and/or other individuals requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.
Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.
Abandoned or Unclaimed Property
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity, life and other insurance policies) under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information and identifying information for owners, insureds, annuitants, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us.
Legal Proceedings
We, like other life insurance companies, are subject to regulatory and legal proceedings, including class action lawsuits, in the ordinary course of our business. Such legal and regulatory matters include proceedings specific to us and other proceedings generally applicable to business practices in the industry in which we operate. In some lawsuits and regulatory proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or regulatory proceeding cannot be predicted with certainty, at the present time, we believe that there are no pending or threatened proceedings or lawsuits that are likely to have a material adverse impact on the separate account, on TCI's ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.
We are currently being audited on behalf of multiple states' treasury and controllers' offices for compliance with laws and regulations concerning the identification, reporting and escheatment of unclaimed benefits or abandoned funds. The audits focus on insurance company processes and procedures for identifying unreported death claims, and their use of the Social Security Master Death File to identify deceased policy and policy holders. In addition, we are the subject of multiple state Insurance Department inquiries and market conduct examinations with a similar focus on the handling of unreported claims and abandoned property. The audits and related examination activity have resulted in or may result in additional payments to beneficiaries, escheatment of funds deemed abandoned, administrative penalties and changes in our procedures for the identification of unreported claims and handling of escheatable property. We do not believe that any regulatory actions or agreements that have resulted from or will result from these examinations has had or will have a material adverse impact on the separate account, on TCI's ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.
Cyber Security
Our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners. Consequently, our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service provides may adversely affect us and your policy value. For instance, cyber-attacks may: interfere with our processing of policy transactions, including the processing of orders from our website or with the underlying funds; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. There can be no assurance that we, the underlying funds or our service providers will avoid losses affecting your policy that result from cyber-attacks or information security breaches.
For a complete description regarding Transamerica’s policies for its websites, including the Privacy Policy and Terms of Use for such websites, please visit: https://www.transamerica.com/individual/privacy-policy and https://www.transamerica.com/individual/terms-of-use.
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Information About Us
We are engaged in the sale of life and health insurance and annuity policies. Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company Inc., and is licensed in all states and the District of Columbia, Guam, Puerto Rico, and the U.S. Virgin Islands. Transamerica Financial Life Insurance Company was incorporated under the laws of the State of New York on October 3, 1947 and is licensed in all states and the District of Columbia. We are a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by Aegon N.V. of The Netherlands, the securities of which are publicly traded. Aegon N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.
All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of ours. Accordingly, no financial institution, brokerage firm or insurance agency is responsible for our financial obligations arising under the policies.
Financial Condition
We pay benefits under your policy from our general account assets and/or from your policy value held in the separate account. It is important that you understand that payments of the benefits are not assured and depend upon certain factors discussed below.
Assets in the Separate Account. You assume all of the investment risk for your policy value that is allocated to the subaccounts of the separate account. Your policy value in those subaccounts constitutes a portion of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. You also may be permitted to make allocations to guaranteed period options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the separate account). Therefore, any amounts that we may be obligated to pay under the policy in excess of policy value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the separate account, however, are also available to cover the liabilities of our general account, but only to the extent that the separate account assets exceed the separate account liabilities arising under the policies supported by it.
We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.
As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligation we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. In addition, we hedge our investments in our general account, and may require purchasers of certain of the variable insurance products that we offer to allocate premium payments and policy value in accordance with specified investment requirements. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments. We may also experience liquidity risk if our general account assets cannot be readily converted into cash to meet obligations to our policy owners or to provide the collateral necessary to finance our business operations.
How to Obtain More Information. We encourage both existing and prospective policy owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Iowa Department of Insurance as well as the financial statements of the separate account are located in the Statement of Additional Information (SAI). For a free copy of the SAI, simply call or write us at the phone number or address of our Administrative Office referenced in this prospectus. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. Our financial strength ratings which reflect the opinions of leading independent rating agencies of our ability to meet our obligations to our policy owners, are available on our website (https://www.transamerica.com/individual/what-we-do/about-us/financial-strength/), and the websites of these nationally recognized statistical ratings organizations – A.M. Best Company (www.ambest.com), Moody’s Investors Service (www.moodys.com), Standard & Poor’s Rating Services (www.standardandpoors.com) and Fitch, Inc. (www.fitchratings.com).
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The Separate Account
Each separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios. Each separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or us. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to our other income, gains or losses.
The assets of each separate account are held in our name on behalf of the separate account and belong to us. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business we may conduct. The separate account may include other subaccounts that are not available under these policies. We do not guarantee the investment results of the Separate Account.
The Funds
At the time you purchase your policy, you may allocate your premium payment to subaccounts. These are subdivisions of our separate account, an account that keeps your policy assets separate from our company assets. The subaccounts then purchase shares of underlying fund portfolios set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each underlying fund portfolio has varying degrees of investment risk. Underlying fund portfolios are also subject to separate fees and expenses such as management fees and operating expenses. “Master-feeder” or “fund of funds” invest substantially all of their assets in other mutual funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Read the underlying fund portfolio prospectuses carefully before investing. We do not guarantee the investment results of any underlying fund portfolio. Certain underlying fund portfolios may not be available in all states and in all share classes. Please see “Appendix - Underlying Fund Portfolios Associated with the Subaccounts” for additional information.
Other Transamerica Policies
We offer a variety of fixed and variable annuity policies. They may offer features, including investment options, and have fees and charges, that are different from those in the policy offered by this Prospectus. Not every policy we issue is offered through every financial intermediary. Some financial intermediaries may not offer and/or limit the offering of certain features or options, as well as limit the availability of the policies, based on issue age, or other criteria established by the financial intermediary. Upon request, your financial professional can show you information regarding other Transamerica annuity policies that he or she distributes. You can also contact us to find out more about the availability of any of the Transamerica annuity policies.
You should work with your financial professional to decide whether this policy is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.
Distribution of the Policies
Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We pay commissions to TCI which are passed through to selling firms. (See below). We also pay TCI an “override” that is a percentage of total commissions paid on sales of our policies which is not passed through to the selling firms and we may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies. TCI markets the policies through bank affiliated firms, national brokerage firms, regional and independent broker-dealers and independent financial planners.
Compensation to Broker-Dealers Selling the Policies. The policies are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay commissions through TCI to the selling firms for their sales of the policies.
A limited number of affiliated and unaffiliated broker-dealers were paid commissions and overrides to “wholesale” the policies, that is, to provide sales support and training to sales representatives at the selling firms. We also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to the policies that have already been purchased.
The selling firms that have selling agreements with us and TCI are paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, and the share purchased, but the commission range is from 1.25% up to 7.5% of premium payments (additional amounts may be paid as overrides to wholesalers).
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To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below.
The sales representative who sells you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a policy. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.
You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these differences may create an incentive for the selling firm or its sales representatives to recommend or sell this policy to you. You may wish to take such incentives into account when considering and evaluating any recommendation relating to the policies.
Special Compensation Paid to Affiliated Firms. We and/or our affiliates provide paid-in capital to TCI and pay the cost of TCI's operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.
TCI's registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan forgiveness or loan guarantees.
Additional Compensation That We, TCI and/or Our Affiliates Pay to Selected Selling Firms. TCI, in connection with the sales of the policies, may pay certain selling firms additional cash amounts for “preferred product” treatment of the policies in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing TCI with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences, meetings, seminars, events, and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, TCI and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell the policies. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.
In addition, TCI paid selling firms other special fees based on new sales and/or assets under management. During 2014, TCI had such “preferred product” arrangements with at least 52 broker-dealers and other financial intermediaries. Some of the more significant entities were:
AXA Network, LLC • BBVA Securities, Inc. • Cambridge Investment Research, Inc. • CCO Investments • Centarus Financial, Inc. •  Cetera Advisors LLC• Cetera Advisors Networks LLC• Cetera Financial Specialists LLC • Cetera Investment Services LLC• CFD Investments, Inc. • Commonwealth Financial Network • Edward D. Jones & Co., L.P. • Equity Services, Inc. • Fifth Third Securities, Inc. • First Allied Holdings, Inc. • FSC Securities Corporation • Gary Goldberg & Company, Inc. • Hantz Financial Services, Inc. •  Invest Financial Corporation • Investacorp, Inc. • Investment Centers of America, Inc. • James T. Borello & Co, • Janney Montgomery Scott, LLC • LPL Financial, LLC. • M&T Securities Product Management • Merrill Lynch, Pierce, Fenner & Smith Inc. • MetLife Securities, Inc. • Money Concepts Capital Corporation • Morgan Stanley Smith Barney, Inc. • National Planning Corporation • New England Securities Corporation • NFP Securities Inc. • Park Avenue Securities, LLC • Raymond James & Associates, Inc. • Raymond James Financial Services, Inc. • Royal Alliance Associates, Inc. • SagePoint Financial, Inc. • Securities America, Inc. • Sigma Financial Corporation • Signator Investors, Inc. • SII Investments, Inc. • SunTrust Investment Services • The Huntington Investment Company • Transamerica Financial Advisors, Inc. • Triad Advisors, Inc. • US Bancorp Investments, Inc. • VOYA Financial Partners, LLC • VSR Financial Services, Inc. • Wells Fargo Advisors, LLC • Wells Fargo Advisors Financial Network LLC •  Wells Fargo Investments LLC • Woodbury Financial
For the calendar year ended December 31, 2014 TCI paid approximately 28,300,000 various brokers and other financial intermediaries in connection with revenue sharing arrangements.
No specific charge is assessed directly to owners or the separate account to cover commissions, non-cash compensation, and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.
66

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
Glossary of Terms
The Policy - General Provisions
Investment Experience
Performance
Historical Performance Data
Published Ratings
State Regulation of Us
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Independent Registered Public Accounting Firm
Other Information
Financial Statements
67

GLOSSARY OF TERMS
accumulation unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.
adjusted policy value—The policy value increased or decreased by any excess interest adjustment.
Administrative Office—Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.
annuitant—The person on whose life any annuity payments involving life contingencies will be based.
annuitize (annuitization)—When you switch from the accumulation phase to the income phase and we begin to make annuity payments to you (or your payee).
annuity commencement date—The date upon which annuity payments are to commence. This date may not be later than the last day of the policy month following the month in which the annuitant attains age 99 (earlier if required by state law).
annuity payment option—A method of receiving a stream of annuity payments selected by the owner.
assumed investment return or AIR—The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
cash value—The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).
excess interest adjustment—A positive or negative adjustment to amounts surrendered (both partial or full surrenders) and transfers or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by us since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum. The excess interest adjustment does not apply to policies issued in New York by Transamerica Financial Life Insurance Company.
fixed account—One or more investment options under the policy that are part of our general assets and are not in the separate account.
guaranteed lifetime withdrawal benefit—Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Guaranteed Principal SolutionSM Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider.
guaranteed period options—The various guaranteed interest rate periods of the fixed account which we may offer and into which premium payments may be paid or amounts transferred or amounts transferred when available.
owner (you, your)—The person who may exercise all rights and privileges under the policy.
policy date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
policy value—On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross surrenders (surrenders plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge plus or minus any excess interest adjustment); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
•	accumulated losses in the separate account; minus
•	service charges, rider fees (including those imposed upon rider termination), premium taxes, transfer fees, and other charges, if any.
policy year—A policy year begins on the policy date and on each anniversary thereafter.
separate account—Separate Account VA B and Separate Account VA BNY, separate accounts established and registered as unit investment trusts under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
separate account value—The portion of the policy value that is invested in the separate account.
68

subaccount—A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
surrender charge free amount—The amount that can be withdrawn each policy year without incurring any surrender charges and excess interest adjustment (if applicable). Please see “EXPENSES – Surrender Charges” for more explanation.
valuation period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made generally at the close of business on each market day.
written notice—Written notice, signed by the owner, that gives us the information we require and is received in good order at the Administrative Office. For some transactions, we may accept an electronic notice or telephone instructions. Such electronic notice must meet the requirements for good order that we establish for such notices.
69

APPENDIX
UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS
Please Note: We reserve the right to change investment choices made by purchasers of the Guaranteed Principal SolutionSM Rider, including changing the PAM investment option, as we deem necessary to support the guarantees under these riders.
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
AB VARIABLE PRODUCTS SERIES FUND, INC. (3)
AB Balanced Wealth Strategy Portfolio - Class B(4)	AB Balanced Wealth Strategy Portfolio - Class B(4)	AllianceBernstein L.P.
Investment Objective: Maximize total return consistent with the Adviser's determination of reasonable risk.
AB Growth and Income Portfolio – Class B(5)	AB Growth and Income Portfolio – Class B(5)	AllianceBernstein L.P.
Investment Objective: Long-term growth of capital.
AMERICAN FUNDS INSURANCE SERIES® TRUST
American Funds - Asset Allocation FundSM - Class 2	American Funds - Asset Allocation FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: High total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds - Growth FundSM - Class 2	American Funds - Growth FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: Growth of capital.
American Funds - Growth-Income FundSM - Class 2	American Funds - Growth-Income FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: Long-term growth of capital and income.
American Funds - International FundSM - Class 2	American Funds - International FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: Capital growth.
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Balanced Portfolio - Service Class 2	Fidelity VIP Balanced Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks income and capital growth consistent with reasonable risk.
Fidelity VIP Contrafund® Portfolio – Service Class 2	Fidelity VIP Contrafund® Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Long term capital appreciation.
Fidelity VIP Mid Cap Portfolio – Service Class 2	Fidelity VIP Mid Cap Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Long-term growth of capital.
Fidelity VIP Value Strategies Portfolio – Service Class 2	Fidelity VIP Value Strategies Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Capital appreciation
GE INVESTMENTS FUNDS, INC.
GE Investments Total Return Fund - Class 3	GE Investments Total Return Fund - Class 3	GE Asset Management, Inc.
Investment Objective: Seeks the highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.
TRANSAMERICA SERIES TRUST
TA Aegon Money Market - Service Class(2)	Transamerica Aegon Money Market VP – Service Class(2)	Aegon USA Investment Management, LLC
Investment Objective: Maximum current income from money market securities consistent with liquidity and preservation of principal.
TA Aegon Tactical Vanguard ETF - Balanced - Service Class	TA Aegon Tactical Vanguard ETF - Balanced - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation and current income.
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: High level of total return as is consistent with prudent investment strategies.
TA American Funds Managed Risk - Balanced - Service Class(6)	Transamerica American Funds Managed Risk VP - Service Class(6)	Milliman Financial Risk Management LLC(6)
Investment Objective: Seeks to provide total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
TA Barrow Hanley Dividend Focused - Service Class	Transamerica Barrow Hanley Dividend Focused VP – Service Class	Barrow, Hanley, Mewhinney, & Strauss, LLC
Investment Objective: Long-term capital growth.
TA BlackRock Global Allocation - Service Class	Transamerica BlackRock Global Allocation VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: High total investment return. Total investment return is the combination of capital appreciation and investment income.
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class	BlackRock Financial Management, Inc.
Investment Objective: Capital appreciation with current income as secondary objective.
70

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA Clarion Global Real Estate Securities - Service Class	Transamerica Clarion Global Real Estate Securities VP – Service Class	CBRE Clarion Securities, LLC
Investment Objective: Long-term total return from investments primarily in equity securities of real estate companies. Total return consists of realized and unrealized capital gains and losses plus income.
TA JPMorgan Enhanced Index - Service Class	Transamerica JPMorgan Enhanced Index VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Earn a total return modestly in excess of the total return performance of the Standard & Poor's 500 Index (including the reinvestment of dividends) while maintaining a volatility of return similar to the S&P 500 Index.
TA JPMorgan Mid Cap Value - Service Class	Transamerica JPMorgan Mid Cap Value VP–Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Growth from capital appreciation.
TA Jennison Growth - Service Class	Transamerica Jennison Growth VP– Service Class	Jennison Associates LLC
Investment Objective: Long-term growth of capital.
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class	QS Legg Mason Global Asset Allocation, LLC
Investment Objective: Seeks capital appreciation and income.
TA MFS International Equity - Service Class	Transamerica MFS International Equity VP – Service Class	MFS ® Investment Management
Investment Objective: Capital growth.
TA Morgan Stanley Capital Growth - Service Class	Transamerica Morgan Stanley Capital Growth VP – Service Class	Morgan Stanley Investment Management Inc.
Investment Objective: Maximize long-term growth.
TA Morgan Stanley Mid Cap Growth - Service Class	Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class	Morgan Stanley Investment Management Inc.
Investment Objective: Capital appreciation.
TA Multi-Manager Alternative Strategies(7)	Transamerica Multi-Manager Alternative Strategies VP(7)	Transamerica Asset Management, Inc.
Investment Objective: Seeks long-term capital appreciation.
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class	Pacific Investment Management Company LLC
Investment Objective: Maximum total return consistent with preservation of capital and prudent investment management.
TA Systematic Small Mid Cap Value - Service Class	Transamerica Systematic Small/Mid Cap Value VP – Service Class	Systematic Financial Management L.P.
Investment Objective: Maximize total return.
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class	T. Rowe Price Associates, Inc.
Investment Objective: Long-term growth of capital by investing primarily in common stocks of small growth companies.
TA Torray Concentrated Growth - Service Class	Transamerica Torray Concentrated Growth VP – Service Class	Torray, LLC
Investment Objective: High total return.
TA TS&W International Equity - Service Class	Transamerica TS&W International Equity VP – Service Class	Morgan Stanley Investment Management Inc.
Investment Objective: Maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stock of primarily non-U.S. issuers.
TA Vanguard ETF - Balanced - Service Class	Transamerica Vanguard ETF Portfolio - Balanced VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Balance capital appreciation and income.
TA Vanguard ETF - Conservative - Service Class	Transamerica Vanguard ETF Portfolio - Conservative VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Current income and preservation of capital.
TA Vanguard ETF - Growth - Service Class	Transamerica Vanguard ETF Portfolio - Growth VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation as a primary objective and income as a secondary objective.
TA Voya Balanced Allocation - Service Class	Transamerica Voya Balanced Allocation VP - Service Class	Transamerica Asset Management, Inc.
Investment Objective: Capital appreciation and current income.
TA Voya Conservative Allocation - Service Class	Transamerica Voya Conservative Allocation VP - Service Class	Transamerica Asset Management, Inc.
Investment Objective: Current income and preservation of capital.
71

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA Voya Intermediate Bond - Service Class	Transamerica Voya Intermediate Bond VP - Service Class	Transamerica Asset Management, Inc.
Investment Objective: Maximize total return through income and capital appreciation
TA Voya Large Cap Growth - Service Class	Transamerica Voya Large Cap Growth VP - Service Class	Voya Investments, LLC
Investment Objective: Long-term capital growth.
TA Voya Limited Maturity Bond	Transamerica Voya Limited Maturity Bond VP - Service Class	Voya Investments, LLC
Investment Objective: High current income consistent with low risk to principal and liquidity. As a secondary objective, the Portfolio seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.
TA Voya Mid Cap Opportunities - Service Class	Transamerica Voya Mid Cap Opportunities VP - Service Class	Voya Investments, LLC
Investment Objective: Long-term capital appreciation.
TA Voya Moderate Growth Allocation - Service Class	Transamerica Voya Moderate Growth Allocation VP - Service Class	Transamerica Asset Management, Inc.
Investment Objective: Capital appreciation with current income as secondary objective.
TA WMC US Growth - Service Class	Transamerica WMC US Growth VP – Service Class	Wellington Management Company, LLP
Investment Objective: Maximize long-term growth.
VOYA INVESTORS TRUST
Voya Global Perspectives - Class S	Voya Global Perspectives - Class S	Voya Investments, LLC
Investment Objective: Seeks total return.
Voya Large Cap Value - Class S	Voya Large Cap Value - Class S	Voya Investments, LLC
Investment Objective: Seeks long-term growth of capital and current income.
VOYA STRATEGIC ALLOCATION PORTFOLIOS, INC.
Voya Strategic Allocation Conservative - Class S	Voya Strategic Allocation Conservative - Class S	Voya Investments, LLC
Investment Objective: Seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.
Voya Strategic Allocation Moderate - Class S	Voya Strategic Allocation Moderate - Class S	Voya Investments, LLC
Investment Objective: Seeks to provide total return (i.e., income and capital growth, both realized and unrealized).
(1)	Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objective, investment goals, time horizons, and risk tolerance.
(2)	There can be no assurance that the Transamerica Aegon Money Market VP - Service Class portfolio will be able to maintain a stable net asset value per share during extended periods of low interest rates, and partly as a result of policy charges, the yield on the TA Aegon Money Market - Service Class subaccount may become extremely low and possibly negative.
(3)	Effective May 1, 2015, AllianceBernstein Variable Products Series Fund, Inc. will be renamed AB Variable Products Series Fund, Inc.
(4)	Effective May 1, 2015, AllianceBernstein Balanced Wealth Strategy Portfolio will be renamed AB Balanced Wealth Strategy Portfolio.
(5)	Effective May 1, 2015, AllianceBernstein Growth and Income Portfolio will be renamed AB Growth and Income Portfolio.
(6)	Transamerica American Funds Managed Risk – VP, subadvised by Milliman Financial Risk management LLC will be available on or about May 1, 2015.
(7)	This investment option is not available with the Return of Premium death benefit or the Annual Step-Up death benefit.
Certain subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any subaccount at any time. In some cases, a subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a subaccount, please contact your financial intermediary or our Administrative Office.
72

APPENDIX
Designated Investment Options
The table below identifies the Designated Investment Options available for use with the Guaranteed Minimum Death Benefits and our Guaranteed Lifetime Withdrawal Benefits.
	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider Designated Allocation Groups
Funds			Before 11/10/14	11/10/14 and After	A	B	C
AB Balanced Wealth Strategy Portfolio - Class B	√	√
AB Growth and Income Portfolio – Class B	√	√
American Funds - Asset Allocation FundSM - Class 2	√	√
American Funds - Growth FundSM - Class 2	√	√
American Funds - Growth-Income FundSM - Class 2	√	√
American Funds - International FundSM - Class 2	√	√
Fidelity VIP Balanced Portfolio - Service Class 2	√	√
Fidelity VIP Contrafund® Portfolio – Service Class 2	√	√
Fidelity VIP Mid Cap Portfolio – Service Class 2	√	√
Fidelity VIP Value Strategies Portfolio – Service Class 2	√	√
GE Investments Total Return Fund - Class 3	√	√
TA Aegon Money Market - Service Class	√	√	√	√			√
TA Aegon Tactical Vanguard ETF - Balanced - Service Class(1)	√	√		√		√
TA Aegon U.S. Government Securities - Service Class	√	√	√	√			√
TA American Funds Managed Risk - Balanced - Service Class(1)	√	√	√			√
TA Barrow Hanley Dividend Focused - Service Class	√	√
TA BlackRock Global Allocation - Service Class	√	√
TA BlackRock Tactical Allocation - Service Class(1)	√	√				√
TA Clarion Global Real Estate Securities - Service Class	√	√
TA JPMorgan Enhanced Index - Service Class	√	√
TA JPMorgan Mid Cap Value - Service Class	√	√
TA Jennison Growth - Service Class	√	√
TA Legg Mason Dynamic Allocation - Balanced - Service Class(1)	√	√		√		√
TA MFS International Equity - Service Class	√	√
TA Morgan Stanley Capital Growth - Service Class	√	√
TA Morgan Stanley Mid Cap Growth - Service Class	√	√
TA PIMCO Total Return - Service Class	√	√	√	√			√
TA Systematic Small Mid Cap Value - Service Class	√	√
TA T. Rowe Price Small Cap - Service Class	√	√
TA Torray Concentrated Growth - Service Class	√	√
TA TS&W International Equity - Service Class	√	√
TA Vanguard ETF - Balanced - Service Class(1)	√	√	√	√		√
TA Vanguard ETF - Conservative - Service Class(1)	√	√	√	√			√
TA Vanguard ETF - Growth - Service Class(1)	√	√			√
TA Voya Balanced Allocation - Service Class(1)	√	√	√			√
73

Designated Investment Options — (Continued)
	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider Designated Allocation Groups
Funds			Before 11/10/14	11/10/14 and After	A	B	C
TA Voya Conservative Allocation - Service Class(1)	√	√	√	√			√
TA Voya Intermediate Bond - Service Class	√	√
TA Voya Large Cap Growth - Service Class	√	√
TA Voya Limited Maturity Bond(1)	√	√	√	√			√
TA Voya Mid Cap Opportunities - Service Class	√	√
TA Voya Moderate Growth Allocation - Service Class(1)	√	√			√
TA WMC US Growth - Service Class	√	√
Voya Global Perspectives - Class S	√	√
Voya Large Cap Value - Class S	√	√
Voya Strategic Allocation Conservative - Class S	√	√
Voya Strategic Allocation Moderate - Class S	√	√
Fixed Account			√	√			√
(1)	This subaccount invests in an underlying fund that utilized a volatility management strategy as part of its investment objective and/or principal investment strategy. See “Investment Restrictions” earlier in the prospectus for information on how volatility management strategies may impact your policy value in certain optional riders.
Certain designated investment options may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any designated investment option at any time. In some cases, a designated investment option not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a designated investment option, please contact your financial intermediary or our Administrative Office.
74

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses (including any applicable fund facilitation fees) available on December 31, 2014. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:
Calling:	(800) 525-6205
Writing:	Transamerica Life Insurance Company Transamerica Financial Life Insurance Company 4333 Edgewood Road NE Cedar Rapids, IA 52499-0001
B-Share
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.700276 $10.000000	$11.211641 $10.700276	0.000 0.000	0.000 0.000
AB Growth and Income Portfolio – Class B(4) Subaccount inception date May 1, 2013	2014 2013	$11.960652 $10.000000	$12.813021 $11.960652	0.000 0.000	0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.145519 $10.000000	$11.479805 $11.145519	11,907.910 0.000	0.000 0.000
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.775513 $10.000000	$12.486969 $11.775513	1,587.796 363.553	0.000 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.876212 $10.000000	$12.840468 $11.876212	1,202.372 220.186	0.000 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.208331 $10.000000	$10.662829 $11.208331	303.330 304.826	0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.055665 $10.000000	$11.922483 $11.055665	0.000 0.000	0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.900768 $10.000000	$13.024664 $11.900768	4,747.222 592.324	0.000 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.318322 $10.000000	$12.802693 $12.318322	4,025.953 436.161	0.000 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.694967 $10.000000	$12.210010 $11.694967	0.000 0.000	0.000 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.638836 $10.000000	$10.935350 $10.638836	0.000 0.000	0.000 0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.867524 $10.000000	$9.672635 $9.867524	0.000 0.000	0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.515832 $10.000000	$9.739847 $9.515832	2,624.120 0.000	0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.515832 $10.000000	$9.739847 $9.515832	0.000 0.000	0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.564972 $10.000000	$12.689079 $11.564972	0.000 0.000	0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.653324 $10.000000	$10.615269 $10.653324	853.851 154.086	0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2014	$10.544197	$10.842138	13,741.737	0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.147694 $10.000000	$10.158628 $9.147694	0.000 0.000	0.000 0.000
75

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.519543 $10.000000	$13.472935 $12.519543	0.000 0.000	0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.708139 $10.000000	$13.079512 $11.708139	0.000 0.000	0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.597940 $10.000000	$13.072133 $11.597940	3,386.022 0.000	0.000 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.065013 $10.000000	$10.259096 $11.065013	0.000 0.000	0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.584149 $10.000000	$14.085816 $13.584149	2,054.257 0.000	0.000 0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.270186 $10.000000	$11.995798 $12.270186	0.000 0.000	0.000 0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.108297 $10.000000	$12.454065 $12.108297	3,424.076 0.000	0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.823910 $10.000000	$13.354847 $12.823910	4,065.451 212.280	0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.874312 $10.000000	$12.773695 $11.874312	0.000 0.000	0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.202665 $10.000000	$10.389993 $11.202665	0.000 0.000	0.000 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.442550 $10.000000	$10.701436 $10.442550	15,615.370 7,279.588	0.000 0.000
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.194356 $10.000000	$10.516279 $10.194356	815.618 823.282	0.000 0.000
TA Vanguard ETF - Growth - Service Class(3) Subaccount inception date May 1, 2013	2014 2013	$10.922306 $10.000000	$11.131179 $10.922306	8,488.078 3,027.932	22,601.082 0.000
TA Voya Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.567811 $10.000000	$10.440484 $10.567811	0.000 0.000	0.000 0.000
TA Voya Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.153361 $10.000000	$9.961223 $10.153361	0.000 0.000	0.000 0.000
TA Voya Intermediate Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.521792 $10.000000	$9.876973 $9.521792	0.000 0.000	0.000 0.000
TA Voya Large Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.682892 $10.000000	$12.953982 $11.682892	0.000 0.000	0.000 0.000
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2014 2013	$9.857316 $10.000000	$9.687545 $9.857316	0.000 0.000	0.000 0.000
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.663161 $10.000000	$12.405270 $11.663161	0.000 0.000	0.000 0.000
TA Voya Moderate Growth Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.972392 $10.000000	$10.828386 $10.972392	0.000 0.000	0.000 0.000
TA WMC US Growth - Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$11.915368 $10.000000	$12.944696 $11.915368	3,536.420 450.670	0.000 0.000

Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.761224 $10.000000	$11.371714 $10.761224	37,128.764 14,995.732	2,670.490 0.000
AB Growth and Income Portfolio – Class B(4) Subaccount inception date May 1, 2013	2014 2013	$12.028720 $10.000000	$12.995901 $12.028720	92,791.945 35,314.073	24,093.739 3,498.424
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.208984 $10.000000	$11.643706 $11.208984	293,609.932 138,211.893	4.304 0.000
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.842546 $10.000000	$12.665223 $11.842546	186,803.477 71,129.439	21,557.734 13,719.092
76

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.943820 $10.000000	$13.023761 $11.943820	170,921.732 52,765.149	19,939.072 17,557.157
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.272124 $10.000000	$10.815068 $11.272124	114,327.791 16,463.971	10,509.620 8,788.363
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.118629 $10.000000	$12.092692 $11.118629	101,808.240 18,532.916	5,420.067 1,571.840
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.968514 $10.000000	$13.210576 $11.968514	311,539.859 100,871.307	28,934.053 12,693.008
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.388426 $10.000000	$12.985456 $12.388426	105,849.851 32,322.823	9,551.853 4,479.211
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.761540 $10.000000	$12.384321 $11.761540	71,885.942 35,644.269	4,860.226 7,281.608
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.699427 $10.000000	$11.091476 $10.699427	9,930.760 6,653.874	778.524 0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.923751 $10.000000	$9.810770 $9.923751	1,443,548.814 899,801.995	2,879,830.881 145,828.155
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.570072 $10.000000	$9.878951 $9.570072	609,174.753 520,275.110	117,700.348 60,584.706
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.570072 $10.000000	$9.878951 $9.570072	0.000 0.000	0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.630812 $10.000000	$12.870208 $11.630812	25,626.680 7,256.513	15,934.879 4,780.753
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.714003 $10.000000	$10.766844 $10.714003	108,638.151 32,497.068	19,450.547 13,264.757
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2014	$10.633686	$10.996952	4,320,865.703	431,236.557
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.199845 $10.000000	$10.303687 $9.199845	41,164.836 12,860.930	21,172.153 2,560.342
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.590808 $10.000000	$13.665247 $12.590808	81,827.659 51,653.070	3,126.294 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.774789 $10.000000	$13.266196 $11.774789	40,675.593 20,179.528	663.236 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.663974 $10.000000	$13.258726 $11.663974	60,493.765 31,965.230	6,344.237 6,129.223
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.127981 $10.000000	$10.405556 $11.127981	66,623.112 22,301.612	10,139.958 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.661415 $10.000000	$14.286806 $13.661415	37,151.629 17,726.290	3,776.684 1,728.342
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.340009 $10.000000	$12.167048 $12.340009	64,211.374 28,463.664	7,724.044 0.000
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2014 2013	$10.221398 $10.000000	$10.402812 $10.221398	11,466.650 2,592.569	0.000 0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.177203 $10.000000	$12.631853 $12.177203	54,971.042 18,193.980	8,084.113 539.774
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.896853 $10.000000	$13.545434 $12.896853	89,796.826 36,367.237	12,915.262 7,173.521
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.941909 $10.000000	$12.956027 $11.941909	18,934.105 5,936.209	4,290.081 8,268.552
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.266414 $10.000000	$10.538329 $11.266414	68,345.199 20,897.827	7,872.892 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.502044 $10.000000	$10.854242 $10.502044	29,511,848.402 8,825,054.935	1,824,512.810 372,941.020
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.252434 $10.000000	$10.666439 $10.252434	2,724,971.946 875,220.175	181,285.657 29,954.334
77

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Vanguard ETF - Growth - Service Class(3) Subaccount inception date May 1, 2013	2014 2013	$10.984499 $10.000000	$11.290100 $10.984499	10,727,843.524 3,424,842.904	1,422,137.997 312,077.531
TA Voya Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.628011 $10.000000	$10.589586 $10.628011	555,304.034 260,732.905	0.000 0.000
TA Voya Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.211208 $10.000000	$10.103481 $10.211208	79,988.358 55,873.014	0.000 0.000
TA Voya Intermediate Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.576068 $10.000000	$10.018015 $9.576068	3,399.019 3,542.258	0.000 0.000
TA Voya Large Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.749414 $10.000000	$13.138900 $11.749414	1,357.158 1,611.332	0.000 0.000
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2014 2013	$9.913487 $10.000000	$9.825883 $9.913487	24,410.049 14,372.866	0.000 0.000
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.729559 $10.000000	$12.582371 $11.729559	1,430.030 1,576.887	0.000 0.000
TA Voya Moderate Growth Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.034895 $10.000000	$10.983028 $11.034895	249,258.716 138,519.688	0.000 0.000
TA WMC US Growth - Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$11.983201 $10.000000	$13.129488 $11.983201	21,928.432 2,268.861	2,404.406 704.213
C-Share
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.707426 $10.000000	$11.230363 $10.707426	811.084 0.000	0.000 0.000
AB Growth and Income Portfolio – Class B(4) Subaccount inception date May 1, 2013	2014 2013	$11.968644 $10.000000	$12.834412 $11.968644	14,624.499 2,369.962	0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.152965 $10.000000	$11.498985 $11.152965	8,375.065 1,466.780	0.000 0.000
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.783374 $10.000000	$12.507820 $11.783374	12,226.155 4,230.107	0.000 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.884149 $10.000000	$12.861910 $11.884149	11,316.328 4,909.629	0.000 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.215808 $10.000000	$10.680630 $11.215808	51,256.929 1,229.873	0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.063047 $10.000000	$11.942380 $11.063047	14,364.577 1,997.869	0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.908722 $10.000000	$13.046409 $11.908722	14,462.604 1,992.978	0.000 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.326543 $10.000000	$12.824063 $12.326543	5,679.638 2,736.118	0.000 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.702776 $10.000000	$12.230390 $11.702776	9,025.567 886.819	0.000 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.645948 $10.000000	$10.953594 $10.645948	4,220.287 550.217	0.000 0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.874119 $10.000000	$9.688788 $9.874119	15,380.422 5,573.634	0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.522193 $10.000000	$9.756112 $9.522193	6,050.282 2,022.228	0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.522193 $10.000000	$9.756112 $9.522193	0.000 0.000	0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.572700 $10.000000	$12.710268 $11.572700	60,730.462 2,624.079	0.000 0.000
78

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.660455 $10.000000	$10.633000 $10.660455	21,409.004 11,363.560	0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29,2014	2014	$10.554697	$10.860255	43,907.891	9,284.186
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.153815 $10.000000	$10.175588 $9.153815	3,859.222 204.168	628.202 628.281
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.527909 $10.000000	$13.495430 $12.527909	8,448.449 846.776	0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.715964 $10.000000	$13.101339 $11.715964	7,601.914 0.000	0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.605686 $10.000000	$13.093960 $11.605686	15,708.208 3,547.942	525.570 525.635
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.072399 $10.000000	$10.276225 $11.072399	53,613.106 2,797.604	2,214.953 2,215.228
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.593218 $10.000000	$14.109322 $13.593218	9,517.292 1,952.504	500.269 500.331
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.278394 $10.000000	$12.015839 $12.278394	9,494.094 3,585.144	0.000 0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.116373 $10.000000	$12.474849 $12.116373	8,091.209 2,146.864	0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.832468 $10.000000	$13.377124 $12.832468	12,381.004 2,921.469	501.323 501.385
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.882254 $10.000000	$12.795018 $11.882254	871.220 0.000	0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.210143 $10.000000	$10.407336 $11.210143	50,593.389 935.393	0.000 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.449534 $10.000000	$10.719311 $10.449534	134,939.596 66,841.118	775.283 779.908
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.201181 $10.000000	$10.533842 $10.201181	11,369.144 3,755.106	0.000 0.000
TA Vanguard ETF - Growth - Service Class(3) Subaccount inception date May 1, 2013	2014 2013	$10.929605 $10.000000	$11.149760 $10.929605	322,858.268 282,854.970	0.000 0.000
TA Voya Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.574878 $10.000000	$10.457928 $10.574878	0.000 0.000	0.000 0.000
TA Voya Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.160147 $10.000000	$9.977856 $10.160147	0.000 0.000	0.000 0.000
TA Voya Intermediate Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.528165 $10.000000	$9.893461 $9.528165	0.000 0.000	0.000 0.000
TA Voya Large Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.690703 $10.000000	$12.975622 $11.690703	0.000 0.000	0.000 0.000
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2014 2013	$9.863906 $10.000000	$9.703733 $9.863906	0.000 0.000	0.000 0.000
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.670947 $10.000000	$12.425972 $11.670947	0.000 0.000	0.000 0.000
TA Voya Moderate Growth Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.979736 $10.000000	$10.846484 $10.979736	0.000 0.000	0.000 0.000
TA WMC US Growth - Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$11.923333 $10.000000	$12.966311 $11.923333	48,163.289 0.000	0.000 0.000

Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.732499 $10.000000	$11.296085 $10.732499	5,553.633 2,156.303	0.000 0.000
79

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Growth and Income Portfolio – Class B(4) Subaccount inception date May 1, 2013	2014 2013	$11.996639 $10.000000	$12.909499 $11.996639	7,935.036 4,707.190	0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.179081 $10.000000	$11.566317 $11.179081	89,492.556 52,330.532	0.000 0.000
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.810950 $10.000000	$12.581044 $11.810950	29,999.823 9,822.023	0.000 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.911959 $10.000000	$12.937215 $11.911959	43,576.593 17,099.440	291.339 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.242065 $10.000000	$10.743192 $11.242065	17,623.802 6,137.813	0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.088942 $10.000000	$12.012257 $11.088942	45,266.437 6,173.877	312.718 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.936588 $10.000000	$13.122735 $11.936588	15,545.543 4,030.545	758.999 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.355386 $10.000000	$12.899104 $12.355386	7,244.043 3,171.412	385.162 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.730167 $10.000000	$12.301966 $11.730167	4,087.661 1,989.725	0.000 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.670871 $10.000000	$11.017704 $10.670871	0.000 0.000	0.000 0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.897251 $10.000000	$9.745501 $9.897251	177,829.583 57,870.277	0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.544504 $10.000000	$9.813221 $9.544504	21,000.087 4,015.540	1,799.027 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.544504 $10.000000	$9.813221 $9.544504	0.000 0.000	0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.599780 $10.000000	$12.784634 $11.599780	9,753.405 1,392.000	777.453 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.685410 $10.000000	$10.695234 $10.685410	43,812.597 5,265.608	0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2014	$10.591478	$10.923812	109,425.734	6,677.203
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.175268 $10.000000	$10.235148 $9.175268	16,043.348 2,015.854	1,216.213 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.557212 $10.000000	$13.574386 $12.557212	552.452 0.000	0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.743375 $10.000000	$13.177987 $11.743375	9,530.887 0.000	0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.632849 $10.000000	$13.170557 $11.632849	7,403.883 156.987	0.000 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.098302 $10.000000	$10.336362 $11.098302	6,939.289 903.481	0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.625003 $10.000000	$14.191846 $13.625003	393.752 0.000	0.000 0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.307103 $10.000000	$12.086135 $12.307103	3,678.608 329.927	0.000 0.000
TA Multi-Manager Alternative Strategies Subaccount inception date	2014 2013	$10.215014 $10.000000	$10.354805 $10.215014	5,964.134 0.000	0.000 0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.144720 $10.000000	$12.547857 $12.144720	4,027.812 2,464.500	0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.862470 $10.000000	$13.455383 $12.862470	4,739.599 2,044.119	0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.910049 $10.000000	$12.869880 $11.910049	193.601 198.556	0.000 0.000
80

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.236370 $10.000000	$10.468245 $11.236370	4,225.344 417.455	0.000 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.474011 $10.000000	$10.782050 $10.474011	756,398.166 324,141.525	6,004.898 967.149
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.225070 $10.000000	$10.595495 $10.225070	161,988.229 37,130.072	0.000 0.000
TA Vanguard ETF - Growth - Service Class(3) Subaccount inception date May 1, 2013	2014 2013	$10.955190 $10.000000	$11.215008 $10.955190	355,693.450 110,614.547	149,063.309 0.000
TA Voya Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.599628 $10.000000	$10.519133 $10.599628	0.000 0.000	0.000 0.000
TA Voya Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.183933 $10.000000	$10.036254 $10.183933	0.000 1,171.269	0.000 0.000
TA Voya Intermediate Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.550486 $10.000000	$9.951362 $9.550486	0.000 0.000	0.000 0.000
TA Voya Large Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.718062 $10.000000	$13.051527 $11.718062	0.000 0.000	0.000 0.000
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2014 2013	$9.887009 $10.000000	$9.760528 $9.887009	0.000 0.000	0.000 0.000
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.698263 $10.000000	$12.498694 $11.698263	0.000 0.000	0.000 0.000
TA Voya Moderate Growth Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.005434 $10.000000	$10.909958 $11.005434	0.000 0.000	0.000 0.000
TA WMC US Growth - Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$11.951240 $10.000000	$13.042186 $11.951240	813.825 814.652	0.000 0.000
L-Share
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.711007 $10.000000	$11.239736 $10.711007	32,982.190 23,950.748	8,285.275 3,283.869
AB Growth and Income Portfolio – Class B(4) Subaccount inception date May 1, 2013	2014 2013	$11.972638 $10.000000	$12.845122 $11.972638	151,531.231 30,535.530	48,509.167 19,817.027
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.156691 $10.000000	$11.508571 $11.156691	467,645.277 124,246.861	5,922.102 4,991.738
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.787317 $10.000000	$12.518255 $11.787317	199,745.633 61,268.689	59,927.705 14,467.469
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.888121 $10.000000	$12.872635 $11.888121	456,920.276 130,249.623	14,488.554 8,566.638
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.219555 $10.000000	$10.689533 $11.219555	169,039.393 32,094.277	75,437.299 8,491.946
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.066747 $10.000000	$11.952351 $11.066747	147,271.196 25,153.215	13,453.705 1,847.106
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.912701 $10.000000	$13.057295 $11.912701	304,049.444 81,347.031	87,394.017 25,699.180
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.330676 $10.000000	$12.834781 $12.330676	206,195.744 83,753.785	34,411.038 13,532.459
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.706687 $10.000000	$12.240598 $11.706687	123,245.933 49,713.463	8,908.250 5,504.695
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.649503 $10.000000	$10.962738 $10.649503	37,745.862 9,092.358	960.284 732.635
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.877422 $10.000000	$9.696876 $9.877422	479,584.358 398,611.180	24,837.700 95,562.423
81

L-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.525381 $10.000000	$9.764256 $9.525381	416,100.039 152,068.066	50,655.335 51,066.420
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.525381 $10.000000	$9.764256 $9.525381	45,378.206 0.000	56,762.344 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.576563 $10.000000	$12.720876 $11.576563	100,807.294 34,318.997	23,603.245 6,453.372
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.664010 $10.000000	$10.641864 $10.664010	414,574.278 152,124.030	173,629.067 27,743.504
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2014	$10.559938	$10.869310	1,484,483.311	132,269.972
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.156876 $10.000000	$10.184071 $9.156876	131,337.396 41,240.898	88,911.436 16,648.378
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.532091 $10.000000	$13.506693 $12.532091	63,988.103 29,068.706	7,161.315 224.468
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.719868 $10.000000	$13.112257 $11.719868	119,833.474 106,018.564	80,513.540 1,005.911
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.609569 $10.000000	$13.104874 $11.609569	191,132.350 64,552.937	69,780.272 10,257.532
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.076094 $10.000000	$10.284791 $11.076094	133,864.494 55,617.989	17,333.970 6,627.013
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.597759 $10.000000	$14.121087 $13.597759	32,194.273 9,347.744	6,489.707 0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.282490 $10.000000	$12.025854 $12.282490	50,751.746 25,495.762	34,595.793 10,760.839
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.120421 $10.000000	$12.485262 $12.120421	93,338.730 36,267.066	39,416.693 7,309.629
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.836738 $10.000000	$13.388277 $12.836738	209,993.651 76,374.754	57,207.837 15,633.649
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.886217 $10.000000	$12.805686 $11.886217	29,753.079 17,600.467	21,032.646 10,855.640
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.213892 $10.000000	$10.416026 $11.213892	56,231.083 10,364.029	27,907.096 10,715.341
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.453037 $10.000000	$10.728264 $10.453037	4,951,402.067 1,811,998.711	590,875.459 167,323.199
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.204584 $10.000000	$10.542635 $10.204584	456,655.384 140,874.387	50,359.526 20,431.164
TA Vanguard ETF - Growth - Service Class(3) Subaccount inception date May 1, 2013	2014 2013	$10.933258 $10.000000	$11.159064 $10.933258	3,985,463.190 1,629,355.721	951,079.397 450,363.944
TA Voya Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.578410 $10.000000	$10.466655 $10.578410	2,976.668 2,985.713	0.000 0.000
TA Voya Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.163544 $10.000000	$9.986188 $10.163544	2,254.144 1,749.324	0.000 0.000
TA Voya Intermediate Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.531357 $10.000000	$9.901719 $9.531357	0.000 0.000	0.000 0.000
TA Voya Large Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.694603 $10.000000	$12.986438 $11.694603	0.000 0.000	0.000 0.000
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2014 2013	$9.867211 $10.000000	$9.711830 $9.867211	0.000 0.000	0.000 0.000
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.674848 $10.000000	$12.436351 $11.674848	0.000 0.000	0.000 0.000
TA Voya Moderate Growth Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.983397 $10.000000	$10.855523 $10.983397	0.000 0.000	0.000 0.000
TA WMC US Growth - Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$11.927318 $10.000000	$12.977138 $11.927318	71,042.619 35,679.078	18,539.715 8,665.049

82

L-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.736082 $10.000000	$11.305513 $10.736082	9,290.371 3,341.657	917.060 316.418
AB Growth and Income Portfolio – Class B(4) Subaccount inception date May 1, 2013	2014 2013	$12.000655 $10.000000	$12.920273 $12.000655	42,593.715 21,856.165	0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.182807 $10.000000	$11.575911 $11.182807	95,272.296 40,691.480	891.586 306,167
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.814889 $10.000000	$12.591497 $11.814889	59,543.877 28,219.573	844.039 292.644
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.915942 $10.000000	$12.947953 $11.915942	140,755.081 79,993.089	831.541 292.596
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.245813 $10.000000	$10.752102 $11.245813	43,496.061 24,943.959	893.584 306.855
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.092651 $10.000000	$12.022287 $11.092651	126,709.755 98,079.100	43.027 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.940572 $10.000000	$13.133689 $11.940572	33,327.644 10,840.127	3,996.322 874.845
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.359513 $10.000000	$12.909862 $12.359513	58,450.028 35,108.203	2,230.758 565.913
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.734088 $10.000000	$12.312232 $11.734088	7,080.418 2,394.411	2,184.583 592.605
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.674440 $10.000000	$11.026900 $10.674440	2,728.542 14.971	0.000 0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.900559 $10.000000	$9.753638 $9.900559	484,704.900 384,089.323	177,092.938 20,842.924
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.547700 $10.000000	$9.821416 $9.547700	229,240.493 118,019.127	3,810.112 12,938.796
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.547700 $10.000000	$9.821416 $9.547700	0.000 0.000	0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.603659 $10.000000	$12.795301 $11.603659	24,158.172 3,449.318	4,238.242 1,452.199
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.688977 $10.000000	$10.704160 $10.688977	107,725.203 83,325.946	5,868.073 4,642.464
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29,2014	2014	$10.596743	$10.932929	2,300,269.186	86,264.053
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.178335 $10.000000	$10.243698 $9.178335	28,645.858 15,048.486	3,004.891 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.561405 $10.000000	$13.585709 $12.561405	10,443.257 6,832.618	3,834.095 3,834.403
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.747303 $10.000000	$13.188990 $11.747303	14,794.869 9,473.375	218.572 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.636728 $10.000000	$13.181537 $11.636728	13,718.975 8,222.901	41.054 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.102015 $10.000000	$10.344990 $11.102015	22,115.469 6,050.885	1,140.702 854.495
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.629550 $10.000000	$14.203680 $13.629550	11,736.698 4,582.366	0.000 0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.311215 $10.000000	$12.096220 $12.311215	16,288.672 3,643.075	1,181.460 2,596.771
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2014 2013	$10.215816 $10.000000	$10.360804 $10.215816	10,589.140 911.781	342.550 0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.148774 $10.000000	$12.558326 $12.148774	22,176.975 13,338.672	1,161.765 559.975
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.866763 $10.000000	$13.466613 $12.866763	33,870.139 17,070.291	3,512.824 1,934.378
83

L-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.914030 $10.000000	$12.880606 $11.914030	532.878 557.189	381.096 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.240128 $10.000000	$10.476993 $11.240128	1,634.284 0.000	0.000 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.477507 $10.000000	$10.791045 $10.477507	12,187,086.849 4,153,049.354	927,625.831 87,085.678
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.228484 $10.000000	$10.604339 $10.228484	1,051,554.155 472,504.182	45,757.874 2,335.180
TA Vanguard ETF - Growth - Service Class(3) Subaccount inception date May 1, 2013	2014 2013	$10.958846 $10.000000	$11.224368 $10.958846	6,394,792.700 2,385,027.830	324,414.451 167,039.670
TA Voya Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.603184 $10.000000	$10.527919 $10.603184	10,953.937 3,243.810	0.000 0.000
TA Voya Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.187349 $10.000000	$10.044656 $10.187349	0.000 0.000	0.000 0.000
TA Voya Intermediate Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.553685 $10.000000	$9.959690 $9.553685	0.000 0.000	0.000 0.000
TA Voya Large Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.721983 $10.000000	$13.062424 $11.721983	0.000 0.000	0.000 0.000
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2014 2013	$9.890320 $10.000000	$9.768667 $9.890320	29.485 0.000	0.000 0.000
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.702162 $10.000000	$12.509117 $11.702162	0.000 0.000	0.000 0.000
TA Voya Moderate Growth Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.009120 $10.000000	$10.919078 $11.009120	0.000 0.000	0.000 0.000
TA WMC US Growth - Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$11.955227 $10.000000	$13.053061 $11.955227	20,269.017 2,683.729	3,787.673 3,787.978
X-Share
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.711007 $10.000000	$11.239736 $10.711007	9,000.968 0.000	0.000 0.000
AB Growth and Income Portfolio – Class B(4) Subaccount inception date May 1, 2013	2014 2013	$11.972638 $10.000000	$12.845122 $11.972638	14,836.998 3,032.105	6,465.464 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.156691 $10.000000	$11.508571 $11.156691	124,625.235 75,409.507	0.000 0.000
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.787317 $10.000000	$12.518255 $11.787317	73,729.957 7,390.560	1,139.475 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.888121 $10.000000	$12.872635 $11.888121	47,941.594 4,060.769	8,141.349 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.219555 $10.000000	$10.689533 $11.219555	48,336.863 3,967.271	17,696.639 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.066747 $10.000000	$11.952351 $11.066747	18,827.809 8,454.234	1,481.933 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.912701 $10.000000	$13.057295 $11.912701	48,597.327 5,426.899	25,555.544 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.330676 $10.000000	$12.834781 $12.330676	22,654.386 5,679.391	0.000 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.706687 $10.000000	$12.240598 $11.706687	19,252.996 4,447.118	6,583.318 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.649503 $10.000000	$10.962738 $10.649503	4,503.139 1,379.793	0.000 0.000
84

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.877422 $10.000000	$9.696876 $9.877422	396,217.631 90,198.082	41,382.544 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.525381 $10.000000	$9.764256 $9.525381	95,314.411 210,089.217	3,831.224 12,285.588
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.525381 $10.000000	$9.764256 $9.525381	0.000 0.000	0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.576563 $10.000000	$12.720876 $11.576563	25,568.190 2,148.970	4,000.694 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.664010 $10.000000	$10.641864 $10.664010	55,897.666 7,586.979	19,367.446 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2014	$10.559938	$10.869310	646,604.816	26,566.895
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.156876 $10.000000	$10.184071 $9.156876	55,759.507 11,426.843	1,275.957 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.532091 $10.000000	$13.506693 $12.532091	22,183.400 1,511.133	6,918.076 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.719868 $10.000000	$13.112257 $11.719868	21,009.886 9,743.777	0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.609569 $10.000000	$13.104874 $11.609569	26,566.340 6,008.446	12,734.689 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.076094 $10.000000	$10.284791 $11.076094	71,917.815 22,044.900	553.167 523.863
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.597759 $10.000000	$14.121087 $13.597759	17,616.386 2,073.137	826.178 879.797
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.282490 $10.000000	$12.025854 $12.282490	10,292.833 1,753.473	11,873.757 0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.120421 $10.000000	$12.485262 $12.120421	20,777.098 8,039.206	4,270.387 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.836738 $10.000000	$13.388277 $12.836738	56,661.441 8,070.959	6,878.443 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.886217 $10.000000	$12.805686 $11.886217	17,942.765 6,508.897	7,198.624 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.213892 $10.000000	$10.416026 $11.213892	5,841.191 0.000	548.753 514.886
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.453037 $10.000000	$10.728264 $10.453037	1,381,841.447 493,178.589	137,249.126 11,578.948
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.204584 $10.000000	$10.524635 $10.204584	341,982.745 149,500.111	24,707.544 7,587.017
TA Vanguard ETF - Growth - Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$10.933258 $10.000000	$11.159064 $10.933258	1,124,097.518 526,666.776	474,131.875 309,942.162
TA Voya Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.578410 $10.000000	$10.466655 $10.578410	0.000 0.000	0.000 0.000
TA Voya Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.163544 $10.000000	$9.986188 $10.163544	0.000 0.000	0.000 0.000
TA Voya Intermediate Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.531357 $10.000000	$9.901719 $9.531357	0.000 0.000	0.000 0.000
TA Voya Large Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.694603 $10.000000	$12.986438 $11.694603	0.000 0.000	0.000 0.000
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2014 2013	$9.867211 $10.000000	$9.711830 $9.867211	0.000 0.000	0.000 0.000
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.674848 $10.000000	$12.436351 $11.674848	0.000 0.000	0.000 0.000
TA Voya Moderate Growth Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.983397 $10.000000	$10.855523 $10.983397	0.000 0.000	0.000 0.000
85

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA WMC US Growth - Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$11.927318 $10.000000	$12.977138 $11.927318	40,316.323 3,649.583	0.000 0.000

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.736082 $10.000000	$11.305513 $10.736082	5,712.878 2,961.832	0.000 0.000
AB Growth and Income Portfolio – Class B(4) Subaccount inception date May 1, 2013	2014 2013	$12.000655 $10.000000	$12.920273 $12.000655	7,292.741 5,060.065	0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.182807 $10.000000	$11.575911 $11.182807	27,674.658 5,460.794	0.000 0.000
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.814889 $10.000000	$12.591497 $11.814889	16,705.093 5,605.280	2,911.497 2,109.894
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.915942 $10.000000	$12.947953 $11.915942	25,761.866 2,342.830	3,655.888 1,063.820
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.245813 $10.000000	$10.752102 $11.245813	13,850.687 4,393.718	2,593.533 1,087.418
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.092651 $10.000000	$12.022287 $11.092651	27,202.761 787.780	0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.940572 $10.000000	$13.133689 $11.940572	40,929.381 2,648.529	0.000 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.359513 $10.000000	$12.909862 $12.359513	17,024.895 6,157.133	0.000 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.734088 $10.000000	$12.312232 $11.734088	2,322.768 329.048	0.000 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.674440 $10.000000	$11.026900 $10.674440	0.000 0.000	0.000 0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.900559 $10.000000	$9.753638 $9.900559	225,841.736 165,630.010	47,232.910 5,372.471
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.547700 $10.000000	$9.821416 $9.547700	97,541.816 64,588.028	556.768 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.547700 $10.000000	$9.821416 $9.547700	0.000 0.000	0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.603659 $10.000000	$12.795301 $11.603659	26,922.556 1,618.992	0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.688977 $10.000000	$10.704160 $10.688977	34,490.769 5,947.822	0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2014	$10.596743	$10.932929	575,485.283	38,773.744
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.178335 $10.000000	$10.243698 $9.178335	12,732.147 2,807.881	1,651.335 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.561405 $10.000000	$13.585709 $12.561405	2,945.908 3,295.572	0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.747303 $10.000000	$13.188990 $11.747303	2,074.721 0.000	0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.636728 $10.000000	$13.181537 $11.636728	20,951.676 2,471.024	2,384.885 1,069.548
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.102015 $10.000000	$10.344990 $11.102015	14,411.718 902.411	0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.629550 $10.000000	$14.203680 $13.629550	15,492.823 13,726.551	2,463.820 0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.311215 $10.000000	$12.096220 $12.311215	1,233.186 2,596.771	0.000 0.000
86

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2014 2013	$10.215816 $10.000000	$10.360804 $10.215816	85.504 0.000	0.000 0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.148774 $10.000000	$12.558326 $12.148774	12,120.022 0.000	0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.866763 $10.000000	$13.466613 $12.866763	17,924.395 11,818.614	2,306.665 981.351
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.914030 $10.000000	$12.880606 $11.914030	2,080.534 2,317.261	0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.240128 $10.000000	$10.476993 $11.240128	1,195.579 0.000	0.000 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.477507 $10.000000	$10.791045 $10.477507	1,646,991.494 405,855.260	78,713.321 2,193.374
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.228484 $10.000000	$10.604339 $10.228484	428,411.367 298,286.411	16,455.516 15,489.309
TA Vanguard ETF - Growth - Service Class(3) Subaccount inception date May 1, 2013	2014 2013	$10.958846 $10.000000	$11.224368 $10.958846	1,260,467.572 386,346.006	92,786.203 28,550.047
TA Voya Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.603184 $10.000000	$10.527919 $10.603184	24,919.498 25,187.878	0.000 0.000
TA Voya Conservative Allocation - Service Class 2014 Subaccount inception date May 1, 2013	2014 2013	$10.187349 $10.000000	$10.044656 $10.187349	1,839.231 1,861.199	0.000 0.000
TA Voya Intermediate Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.553685 $10.000000	$9.959690 $9.553685	0.000 0.000	0.000 0.000
TA Voya Large Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.721983 $10.000000	$13.062424 $11.721983	0.000 0.000	0.000 0.000
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2014 2013	$9.890320 $10.000000	$9.768667 $9.890320	0.000 0.000	0.000 0.000
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.702162 $10.000000	$12.509117 $11.702162	0.000 0.000	0.000 0.000
TA Voya Moderate Growth Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.009120 $10.000000	$10.919078 $11.009120	748.502 737.489	0.000 0.000
TA WMC US Growth - Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$11.955227 $10.000000	$13.053061 $11.955227	4,947.493 0.000	1,361.806 0.000
(1)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	Effective May 1, 2015, AllianceBernstein Balanced Wealth Strategy Portfolio will be renamed AB Balanced Wealth Strategy Portfolio.
(4)	Effective May 1, 2015, AllianceBernstein Growth and Income Portfolio will be renamed AB Growth and Income Portfolio.
(5)	Effective on or about July 1, 2014 TA WMC Diversified Growth was renamed TA WMC US Growth.
The TA American Funds Managed Risk – Balanced, TA Legg Mason Dynamic Allocation – Balanced, TA Aegon Tactical Vanguard ETF – Balanced, TA PIMCO Total Return, Voya Global Perspectives, Voya Large Cap Value, Voya Strategic Allocation Conservative and the Voya Strategic Allocation Moderate had not commenced operation as of December 31, 2014, therefore, comparable data is not available.
87

APPENDIX
Excess Interest Adjustment Examples
Surrenders (full and partial), transfers, death benefits and amounts applied to an annuity option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment (“EIA”). If, at the time of such transactions the guaranteed interest rate set by us for the applicable period has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if the guaranteed interest rate set by us for the applicable period has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.
Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy's minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.
The formula that will be used to determine the excess interest adjustment is:
S* (G-C)* (M/12)
S	=	Is the amount (before surrender charges, premium taxes and the application of any Guaranteed Minimum Death Benefits, if any) being surrendered, withdrawn, transferred, paid upon death, or applied to an income option that is subject to the excess interest adjustment.
G	=	Is the guaranteed interest rate for the guaranteed period applicable to “S”;
C	=	Is the current guaranteed interest rate then being offered on new premium payments for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month; and
M	=	Number of months remaining in the current option period for “S”, rounded up to the next higher whole number of months.
*	=	multiplication
The following examples are for illustrative purposes only and are calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal. In the following examples ^ denotes exponentiation. Please note the exponentiation represents the compounding of the interest rate.
88

Excess Interest Adjustment Examples — (Continued)
Example 1 (Full Surrender, rates increase by 3%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Guaranteed minimum interest rate = 1.50%
Surrender in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment S*(G-C)*(M/12) where:	G = .055 C = .085 M = 42
= -5,250.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 51,129.21 - 54,181.21 = -3,052.00
Adjusted policy value = policy value + excess interest adjustment	= 54,181.21 + (-3,052.00) = 51,129.21
Upon full surrender of the policy, the net surrender value (adjusted policy value less any surrender charge) will never be less than that required by the non-forfeiture laws of your state.
Example 2 (Full Surrender, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Guaranteed minimum interest rate = 1.50%
Surrender in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment S* (G-C)* (M/12) where:	G = .055 C = .045 M = 42 = 50,000.00 * (.055-.045) * (42/12) = 1,750.00
Adjusted policy value	= 54,181.21 + 1,750.00 = 55,931.21
Upon full surrender of the policy, the net surrender value will never by less than that required by the non-forfeiture laws of your state. For the purpose of these illustrations no surrender charges are assumed.
89

Excess Interest Adjustment Examples — (Continued)
On a partial surrender, we will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:
R - E + SC
R	=	the requested partial surrender;
E	=	the excess interest adjustment; and
SC	=	the surrender charges on (EPW - E): where
EPW	=	the excess partial withdrawal amount.
Example 3 (Partial Surrender, rates increase by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Partial Surrender of $20,000 in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment S*(G-C)*(M/12) where:	S = 20,000 – 4,181.21 = 15,818.79 G = .055 C = .065 M = 42 = 15,818.79 * (.055 - .065) * (42/12) = -553.66
Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge) = 54,181.21 - (20,000.00 - (-553.66) + 0.00) = 33,627.55
Example 4 (Partial Surrender, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Partial Surrender of $20,000 in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment S*(G-C)*(M/12) where:	S = 20,000 – 4,181.21 = 15,818.79 G = .055 C = .045 M = 42 = 15,818.79 * (.055 - .045)* (42/12) = 553.66
Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge) = 54,181.21 - (20,000.00 – 553.66 + 0.00) = 34,734.87
90

APPENDIX
Death Benefit
Adjusted Withdrawals. If you make a partial surrender (withdrawal), then your guaranteed minimum death benefit is reduced by an amount called the adjusted withdrawal. The amount of the reduction depends on the relationship between your death proceeds and policy value. The adjusted withdrawal is equal to the gross withdrawal multiplied by the death proceeds immediately prior to the withdrawal divided by the policy value immediately prior to the withdrawal. The formula is AW = GW x (DP/PV) where:
AW = adjusted withdrawal
GW= gross withdrawal
DP = death proceeds prior to the withdrawal = greatest of (PV, CV, or GMDB)
PV = policy value prior to the withdrawal
GMDB = guaranteed minimum death benefit prior to the withdrawal
CV = cash value prior to the withdrawal
The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.
Example 1: Death Proceeds Greater than Policy Value
Assumptions:
GMDB = $75,000
PV = $50,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$50,000) = $23,241
Summary:
Reduction in guaranteed minimum death benefit	=$23,241
Reduction in policy value	=$15,494
New guaranteed minimum death benefit amount	=$51,759
New policy value (after withdrawal)	=$34,506
The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value immediately prior to the withdrawal.
Example 2: Death Proceeds Equal to Policy Value
Assumptions:
GMDB = $50,000
PV = $75,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$75,000) = $15,494
Summary:
Reduction in guaranteed minimum death benefit	=$15,494
Reduction in policy value	=$15,494
New guaranteed minimum death benefit amount	=$34,506
New policy value (after withdrawal)	=$59,506
The guaranteed minimum death benefit and policy value are reduced by the same amount because the policy value was greater than the guaranteed minimum death benefit immediately prior to the withdrawal.
These examples are for illustrative purposes only. The purpose of these illustrations is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.
91

Death Benefit — (Continued)
Hypothetical Example
In this example, certain death benefit values at various points in time are depicted based on hypothetical assumed rates of performance. This example is for illustrative purposes only and assumes a single $100,000 premium payment by a sole owner and annuitant who is age 50. It further assumes no subsequent premium payments or withdrawals. The difference between the two “Policy Value” columns is the fee for the guaranteed minimum death benefit.
End of Year	Net Rate of Return for Fund*	Policy Value (No GMDB Elected)	Policy Value (Return of Premium GMDB Elected)	Return of Premium GMDB	Policy Value (Annual Step-up GMDB Elected)	Annual Step-Up GMDB
Issue	N/A	$100,000	$100,000	$100,000	$100,000	$100,000
1	-4%	$ 94,850	$ 94,700	$100,000	$ 94,500	$100,000
2	18%	$110,832	$110,515	$100,000	$110,093	$110,093
3	15%	$126,182	$125,655	$100,000	$124,955	$124,955
4	-7%	$115,899	$115,226	$100,000	$114,334	$124,955
5	2%	$116,884	$116,033	$100,000	$114,905	$124,955
6	10%	$127,228	$126,127	$100,000	$124,672	$124,955
7	14%	$143,577	$142,146	$100,000	$140,257	$140,257
8	-3%	$137,618	$136,033	$100,000	$133,945	$140,257
9	17%	$159,431	$157,391	$100,000	$154,706	$154,706
10	6%	$167,163	$164,788	$100,000	$161,668	$161,668
*	The assumed rate does reflect the deduction of a hypothetical fund fee but does not reflect the deduction of any other fees, charges or taxes. The death benefit values do reflect the deduction of hypothetical base policy fees and hypothetical death benefit fees. For purposes of this example we assumed a Mortality and Expense Risk Fee and Administrative Charge of 1.15% for Policy Value, 1.30% for Return of Premium and 1.50% for Annual Step-Up. Different hypothetical returns and fees would produce different results.
92

APPENDIX
ADDITIONAL DEATH DISTRIBUTION RIDER
The following example illustrates the Additional Death Distribution additional death benefit payable by this rider as well as the effect of a partial surrender on the Additional Death Distribution benefit amount. The annuitant is less than age 71 on the Rider Date.
Example 1
Assumptions:
Policy value on the rider date = $100,000
Premiums paid after the rider date before surrender = $25,000
Gross partial surrenders after the rider date = $30,000
Policy value on date of surrender = $150,000
Summary:
Rider earnings on date of surrender (policy value on date of surrender – policy value on rider date – premiums paid after rider date + surrenders since rider date that exceeded rider earnings = $150,000 - $100,000 - $25,000 + 0):	$ 25,000
Amount of surrender that exceeds rider earnings ($30,000 - $25,000):	$ 5,000
Base policy death benefit (assumed) on the date of death benefit calculation:	$200,000
Policy value on the date of death benefit calculations:	$175,000
Rider earnings (= policy value on date of death benefit calculations – policy value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $175,000 - $100,000 - $25,000 + $5,000):	$ 55,000
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $55,000):	$ 22,000
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$222,000
Example 2
Assumptions:
Policy value on the rider date = $100,000
Premiums paid after the rider date before surrender = $0
Gross partial surrenders after the rider date = $0
Base policy death benefit (assumed) on the date of death benefit calculation = $100,000
Policy value on the date of death benefit calculations = $75,000
Summary:
Rider earnings (= policy value on date of death benefit calculations – policy value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $75,000 - $100,000 - $0 + $0):	$ 0
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $0):	$ 0
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$100,000
93

APPENDIX
ADDITIONAL DEATH DISTRIBUTION+ RIDER
Assume the Additional Death Distribution+ is added to a new policy opened with $100,000 initial premium payment. The annuitant is less than age 71 on the rider date. On the first and second rider anniversaries, the policy value is $110,000 and $95,000 respectively when the rider fees are deducted. The annuitant adds a $25,000 premium payment in the 3rd rider year when the policy value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th rider year when the policy value is equal to $145,000. After 5 years, the policy value is equal to $130,000 and the death proceeds are equal to $145,000.
Example 1
Assumptions:
Account value on rider date (equals initial policy value since new policy) = $100,000
Additional death benefit during first rider year = $0
Rider fee on first rider anniversary (= rider fee * policy value = 0.55% * $110,000) = $605
Additional death benefit during 2nd rider year (= sum of total rider fees paid) = $605
Summary:
Rider fee on second rider anniversary (= rider fee * policy value = 0.55% * $95,000)	$ 522.50
Additional death benefit during 3rd rider year (= sum of total rider fees paid = $605 + $522.50)	$ 1,127.50
Rider benefit base in 3rd rider year prior to premium addition (= account value less premiums added since rider date = $115,000 – $0)	$115,000.00
Rider benefit base in 3rd rider year after premium addition (= $140,000 - $25,000)	$115,000.00
Rider benefit base in 4th rider year prior to withdrawal (= account value less premiums added since rider date = $145,000 - $25,000)	$120,000.00
Rider benefit base in 4th rider year after withdrawal = (account value less premiums added since rider date =$110,000 - $25,000)	$ 85,000.00
Rider benefit base in 5th rider year (= $130,000 - $25,000)	$105,000.00
Additional death benefit = rider benefit percentage * rider benefit base = 30% * $105,000	$ 31,500.00
Total death proceeds in 5th rider year (= base policy death proceeds + additional death benefit amount = $145,000 + $31,500)	$176,500.00
94

APPENDIX
Guaranteed Lifetime Withdrawal Benefit Comparison Table
Important aspects of the Guaranteed Principal SolutionSM Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider are summarized in the following chart.
Note: The Guaranteed Principal SolutionSM Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider and any additional options available under these riders, may vary for certain policies and may not be available for all policies or in all states. You should consult with tax and financial professionals to determine which of these riders is appropriate for you.
Guaranteed Principal SolutionSM Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Benefit:
Provides:
(1) Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value (calculated as described below). After that date, the guaranteed future value equals zero.
(2) Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount (calculated as described below) regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.	Benefit:
Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment options that you select.
(2) Growth—On each of the first 10 rider anniversaries, we add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary. The growth percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.	Benefit:
Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment options that you select–if you invest in certain designated investment options.
(2) Growth—On each of the first 10 rider anniversaries, we add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
For riders issued on or after

May 1, 2014................................................5.5%
For riders issued prior to
May 1, 2014................................................5.0%
(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.
Upgrades:
(1) Before the annuitant's 86th birthday, you can upgrade the total withdrawal base (for GMWB) and the guaranteed future value (for GMAB) by sending us written notice.
(2) If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee).	Upgrades:
You may request by sending us written notice. If you elect to manually reset, the current rider terminates and a new rider is issued (which may have a higher rider fee percentage and lower growth rate percentage.) If you have elected the joint life option under the rider, you cannot elect a manual reset if the annuitant or the annuitant's spouse is 86 or older (unless state law requires a lower maximum age).
95

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)
Guaranteed Principal SolutionSM Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Additional Options:
Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner). The use of joint life option may not be permitted in the case of certain non-natural owners.	Additional Options:
(1) Death Benefit Option—You may add an amount to the death benefit payable under the base policy.
(2) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner). The use of joint life option may not be permitted in the case of certain non-natural owners.
(3) Income EnhancementSM Option—If the rider has been in effect for at least 12 months, then you may elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal percentage if either the annuitant or the annuitant's spouse, if the joint life option is elected, is confined in a hospital or nursing facility because of a medical necessity, and has been so confined for an “elimination period” (i.e., 180 days within the last 365 days). You cannot elect this option if the qualifying person(s) is/are already confined in a hospital or nursing facility when the rider is elected. In addition, the increase to the withdrawal percentage stops when the qualifying person(s) is/are no longer confined.
Availability: 0 - 80 (unless state law requires a lower maximum issue age	Availability: Younger than age 86 (unless state law requires a lower maximum issue age)	Availability: Younger than age 86 (unless state law requires a lower maximum issue age)
Current Charge: 1.25% of total withdrawal base on each rider anniversary under the “principal back” withdrawal guarantee under the rider.	Current Charge: 1.25% annually (single life and joint life) of withdrawal base deducted on each rider quarter.	Current Charge:
(1) for Base Benefit only—(single and joint life) of withdrawal base deducted on each rider quarter:
For riders issued on or after

May 1, 2014................0.70% to 1.45% annually
For riders issued prior to
May 1, 2014................0.70% to 1.55% annually
(2) with Death Benefit Option—0.40% (single life) or 0.35% (joint life) annually of withdrawal base deducted on each rider quarter, in addition to the base benefit fee;
(3) with Income EnhancementSM Option—0.30% (single life) or 0.50% (joint life) annually of withdrawal base deducted on each rider quarter, in addition to the base benefit fee.
Investment Restrictions:
Portfolio Allocation Method (“PAM”)—We monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts between investment options that we designate and the variable investment options that you select.	Investment Restrictions: You must allocate 100% of your policy value to one or more investment options that we designate.	Investment Restrictions: You must allocate 100% of your policy value to one or more investment options that we designate.
Withdrawal Option:
5% For Life - Policyholder can withdraw up to 5% of the 5% For Life total withdrawal base each year starting with the rider anniversary following the annuitant's 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life Minimum Remaining Withdrawal Amount has reached zero.	Withdrawal Percentages (Single Life): The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
Withdrawal Percentages (Single Life):

0-58..................................................................0.0%
59-64................................................................4.0%
65-79................................................................5.0%
80+...................................................................6.0%
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Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)
Guaranteed Principal SolutionSM Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Withdrawal Option:
7% Principal Back - Policyholder can withdraw up to 7% of the 7% Principal Back total withdrawal base per year until at least the time at which the 7% Principal Back minimum remaining withdrawal amount has reached zero.	Withdrawal Percentages (Joint Life): The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
Withdrawal Percentages (Joint Life):

For riders issued on or after May 1, 2014
0-58..................................................................0.0%
59-64..............................................................3.75%
65-79..............................................................4.75%
80+.................................................................5.75%
For riders issued prior to May 1, 2014

0-58..................................................................0.0%
59-64................................................................3.5%
65-79................................................................4.5%
80+...................................................................5.5%
97

APPENDIX
GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS
The following examples show the effect of withdrawals on the benefits under the Guaranteed Principal SolutionSM Rider.
GUARANTEED MINIMUM ACCUMULATION BENEFIT
Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:
1)	the gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the amount of gross partial withdrawal;
B	is the policy value immediately prior to the gross partial withdrawal; and
C	is the guaranteed future value immediately prior to the gross partial withdrawal.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.
Example 1:
Assumptions:
Policy value prior to withdrawal (“PV”) = $90,000
Guaranteed future value prior to withdrawal (“GFV”) = $100,000
Gross withdrawal amount (“WD”) = $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $90,000) * $100,000 = $11,111.11
Step Two.  Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?
$11,111.11 pro rata amount
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $11,111.11 = $88,888.89
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.
Example 2:
Assumptions:
PV = $120,000
GFV= $100,000
WD= $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $120,000) * $100,000 = $8,333.33
Step Two.  Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?
$10,000 withdrawal
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $10,000 = $90,000
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.
GUARANTEED LIFETIME WITHDRAWAL BENEFIT
Total Withdrawal Base.  Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
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GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the total withdrawal base prior to the withdrawal of the excess amount.
Minimum Remaining Withdrawal Amount.  Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Minimum remaining withdrawal amount (“MRWA”)
2.	Total withdrawal base (“TWB”)
3.	Maximum annual withdrawal amount (“MAWA”)
Example 1 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $7,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)
2.	$100,000 - $7,000 = $93,000.
Result.  In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.
Example 2 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $8,000
EWD = $1,000 ($8,000 - $7,000)
PV = $90,000
You = Owner and Annuitant (Age 60)
99

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $8,000 - $7,000 = $1,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 7% WD)) * (MRWA - 7% WD)
2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?
$1,120.48 pro rata amount
Step Four.  What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 + $1,120.48 (pro rata excess) = $8,120.48
2.	$100,000 - $8,120.48 = $91,879.52
Result.  The “principal back” minimum remaining withdrawal amount is $91,879.52.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).
New “principal back” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 7% WD)) * TWB before any adjustments
2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?
$1,204.82 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $1,204.82 = $98,795.18
Result.   The new “principal back” total withdrawal base is $98,795.18
New “principal back” maximum annual withdrawal amount:
Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “principal back” maximum annual withdrawal amount?
$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66
Result.  Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.
Example 3 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $5,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.
100

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).
2.	$100,000 - $5,000 = $95,000.
Result.  In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.
Example 4 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $7,000 - $5,000 = $2,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)
2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?
$2,235.29 pro rata amount
Step Four.  What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 + $2,235.29 (pro rata excess) = $7,235.29
2.	$100,000 - $7,235.29 = $92,764.71
Result.   The “for life” minimum remaining withdrawal amount is $92,764.71.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).
New “for life” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result.   The new “for life” total withdrawal base is $97,647.06
101

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
New “for life” maximum annual withdrawal amount:
Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “for life” maximum annual withdrawal amount?
$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35
Result.  Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.
102

APPENDIX
PAM METHOD TRANSFERS
To make the Guaranteed Principal SolutionSM Rider available, we monitor your policy value and guarantees under the rider daily and periodically transfer amounts between your selected investment options and the PAM Subaccount. We determine the amount and timing of PAM Method transfers between the investment options and the PAM Subaccount according to a mathematical model.
The mathematical model is designed to calculate how much of your policy value should be allocated to the PAM Subaccount. Based on this calculation, transfers into or out of the PAM Subaccount will occur. The formula is:
Percent of Policy Value required in PAM Subaccount (or X) = e-Dividend*Time *(1- NormDist(d1))
where:
e = Base of the Natural Logarithm
NormDist = Cumulative Standard Normal Distribution
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
In order to calculate the percent of policy value required in the PAM Subaccount, we must first calculate d1:
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
where:
ln = Natural Logarithm Function
G = Guarantee Ratio
R = Rate
F = Fees
V = Volatility
T = Time
After calculating d1, the percent of policy value required in the PAM Subaccount can be calculated. Once calculated, appropriate transfers into or out of the PAM Subaccount will occur.
Following is a brief discussion of the values used in the formula.
♦	The POLICY VALUE includes the value in both the investment options and in the PAM Subaccount.
♦	The GUARANTEE RATIO is the policy value divided by 7% “Principal Back” Minimum Remaining Withdrawal Amount.
♦	The RATE is the interest rate used for the PAM Method. It is based on a long-term expectation based on historical interest rates and may vary over time.
♦	The FEES is an approximation of average policy fees and charges associated with policies that have elected the Guaranteed Principal SolutionSM Rider. This value may change over time.
♦	The VOLATILITY represents the volatility of the returns of policy value for all in force policies and is based on the long-term expectation of the degree to which the policy values tend to fluctuate. This value may vary over time.
♦	The TIME is an approximation based on actuarial calculations of historical average number of years (including any fraction) which we anticipate remain until any potential payments are made under the benefit. This value may vary over time.
♦	The PERCENT OF POLICY VALUE TO BE ALLOCATED TO THE PAM SUBACCOUNT is computed for each policy. Ultimately the allocation for a policy takes into account the guarantees under the rider and the limit on allocations to the PAM Subaccount.
♦	The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.
♦	The NATURAL LOGARITHM function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.
103

PAM METHOD TRANSFERS — (Continued)
Example:
Day 1: Policy Value Declines by 10%
For purposes of this example we will assume that the policy value declines by 10% to $90,000 the day after the rider issue date from the initial premium amount of $100,000 producing a guarantee ratio of 90% ($90,000/$100,000). We will also assume:
Guarantee Ratio = 90%
Rate = 4.5%
Volatility = 10%
Fees = 3%
Time = 20
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(.90)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]
d1=.658832
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1-NormDist(d1))
X= (2.718282 ^ -.03 * 20) * (1 – NormDist(.658832))
X = 13.9948%
Therefore, 13.9948% of the policy value is transferred to the PAM Subaccount, resulting in a total transfer of $12,595.32.
Day 2: Policy Value Recovers to 105% of Initial Value after the 10% Decline
For purposes of this example we will assume that after the policy value declined to $90,000 it recovered the next day to $105,000 producing a guarantee ratio of 105% ($105,000/$100,000). We will also assume:
Guarantee Ratio = 105%
Rate = 4.5%
Volatility = 10%
Fees = 3%
Time = 20
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(1.05)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]
d1= 1.003524
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))
X= (2.718282 ^ -.03 * 20) * (1 – NormDist(1.003524))
X = 8.6605%
While the mathematical model would suggest we transfer only a portion of the policy value in the PAM Subaccount into your investment options (leaving 8.6605% in the PAM Subaccount), all of the policy value in the PAM Subaccount will be transferred into your investment options. If the Guarantee Ratio equals or exceeds 100%, then your policy value is greater than or equal to the value of the guarantee and there is no current need for any policy value to be allocated to the PAM Subaccount.
104

APPENDIX
Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit Riders
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Withdrawal Base (“WB”) (also referred to as Total Withdrawal Base (“TWB”) for some riders);
2.	Rider Withdrawal Amount (“RWA”) (also referred to as Maximum Annual Withdrawal Amount (“MAWA”) for some riders); and
3.	Rider Death Benefit (“RDB”) (also referred to as Minimum Remaining Withdrawal Amount (“MRWA”) for some riders (if applicable)).
Withdrawal Base.  Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the withdrawal base prior to the withdrawal of the excess amount.
Rider Death Benefit.  Gross partial withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under a guaranteed lifetime withdrawal benefit. The withdrawal percentages shown may not be available on all riders. Certain features (growth and rider death benefits) may not be available on all riders. For information regarding a specific rider, please refer to that rider section in this prospectus.
Example 1 (Base):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
Gross partial withdrawal (“GPWD”) = $5,000
Excess withdrawal (“EWD”) = None
Policy Value (“PV”) = $100,000
Question: Is any portion of the withdrawal greater than the rider withdrawal amount?
No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.
Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.
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Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Example 2 (Excess Withdrawal):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
GPWD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
New withdrawal base:
Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.
Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result. The new withdrawal base is $97,647.06
New rider withdrawal amount:
Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.
Question: What is the new rider withdrawal amount?
$97,647.06 (the adjusted withdrawal base) * 5% = $4,882.35
Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the withdrawal base (assuming there are no future automatic step-ups).
Example 3 (Base demonstrating growth):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Question:   Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Result.   In this example, because no portion of the withdrawal was in excess of $8,144, the withdrawal base does not change.
106

Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Example 4 (Base demonstrating WB growth with Additional Death Payment Option):
Assumptions:
Withdrawal Percentage = 5%
WB at rider issue = $100,000
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Step One.  Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Step Two.  What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (there is no excess to deduct)
2.	$100,000 - $8,144 = $91,856.
Result.  In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the rider death benefit reduces to $91,856.
Example 5 (Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):
Assumptions:
Withdrawal Percentage = 5%.
WB at rider issue = $100,000
Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889.
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken and the growth stops on the 10th rider anniversary.
GPWD = $10,000
EWD = $1,856 ($10,000 - $8,144)
PV = $90,000 in 10 years
Step One.  Is any portion of the total withdrawal greater than the rider withdrawal amount?
Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)
Step Two.  Calculate how much of the rider death benefit is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)
2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74
Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?
$2,082.74 pro rata amount.
Step Four. What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $2,082.74 (pro rata excess) = $10,226.74
2.	$100,000 - $10,226.74 = $89,773.26.
Result. The rider benefit is $89,773.26.
107

Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Note: Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
The Retirement Income Max® and Retirement Income Choice® 1.6 riders and any additional options they offer may vary for certain policies, may not be available for all policies, and may not be available in all states.
This disclosure explains the material features of the Retirement Income Max® and Retirement Income Choice® 1.6 riders.
108

APPENDIX
Hypothetical Example of the Withdrawal Base Calculation -Retirement Income Max® Rider
The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Retirement Income Max® Rider using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values.
Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Growth Amount*	High MonthiversarySM Value	Withdrawal Base	Rider Withdrawal Amount
	$100,000	$	$	$		$$100,000	$100,000	$ 6,300
1	$102,000	$	$	$		$$102,000	$100,000	$ 6,300
1	$105,060	$	$	$		$$105,060	$100,000	$ 6,300
1	$107,161	$	$	$		$$107,161	$100,000	$ 6,300
1	$110,376	$	$	$		$$110,376	$100,000	$ 6,300
1	$112,584	$	$	$		$$112,584	$100,000	$ 6,300
1	$115,961	$	$	$		$$115,961	$100,000	$ 6,300
1	$118,280	$	$	$		$$118,280	$100,000	$ 6,300
1	$121,829	$	$	$		$$121,829	$100,000	$ 6,300
1	$124,265	$	$	$		$$124,265	$100,000	$ 6,300
1	$120,537	$	$	$		$$124,265	$100,000	$ 6,300
1	$115,716	$	$	$		$$124,265	$100,000	$ 6,300
1	$109,930	$	$		$$105,000	$124,265	$124,265 [1]	$ 7,829
2	$112,129	$	$	$		$$112,129	$124,265	$ 7,829
2	$115,492	$	$	$		$$115,492	$124,265	$ 7,829
2	$117,802	$	$	$		$$117,802	$124,265	$ 7,829
2	$121,336	$	$	$		$$121,336	$124,265	$ 7,829
2	$124,976	$	$	$		$$124,976	$124,265	$ 7,829
2	$177,476	$50,000	$	$		$$177,476	$174,265	$10,979
2	$175,701	$	$	$		$$177,476	$174,265	$10,979
2	$172,187	$	$	$		$$177,476	$174,265	$10,979
2	$167,022	$	$	$		$$177,476	$174,265	$10,979
2	$163,681	$	$	$		$$177,476	$174,265	$10,979
2	$166,955	$	$	$		$$177,476	$174,265	$10,979
2	$170,294	$	$		$$182,979	$177,476	$182,979 [2]	$11,528
3	$166,888	$	$	$		$$166,888	$182,979	$11,528
3	$171,895	$	$	$		$$171,895	$182,979	$11,528
3	$173,614	$	$	$		$$173,614	$182,979	$11,528
3	$178,822	$	$	$		$$178,822	$182,979	$11,528
3	$175,246	$	$	$		$$178,822	$182,979	$11,528
3	$151,741		$$20,000	$9,676	$		$$173,303	$
3	$154,775	$	$	$	$		$$173,303	$
3	$159,419	$	$	$	$		$$173,303	$
3	$161,013	$	$	$	$		$$173,303	$
3	$165,843	$	$	$	$		$$173,303	$
3	$174,135	$	$	$	$		$$173,303	$
3	$181,101	$	$	$	$		$$181,101 [1]	$11,409
(1)	Automatic Step Up Applied
(2)	Growth Applied
*	Growth Percentage = 5%
109

PARTNERS VARIABLE ANNUITY SERIES

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Supplement dated May 1, 2015

to the

Prospectus dated May 1, 2015

This Rate Sheet Prospectus Supplement (this “supplement”) should be read and retained with the prospectus for the Partners Variable Annuity Series variable annuity. If you would like another copy of the current prospectus, please call us at (800) 525-6205.

We are issuing this supplement to provide the growth percentage and withdrawal percentages that we are currently offering for the Retirement Income Max®. This supplement replaces and supersedes any previously issued Rate Sheet Prospectus Supplement(s), and must be used in conjunction with an effective Partners Variable Annuity Series variable annuity prospectus.

The rates below apply for applications signed between May 1, 2015 and June 30, 2015. The growth percentage and withdrawal percentages may be different than those listed below for applications signed after June 30, 2015. It is also possible for a new Rate Sheet Prospectus Supplement to be filed prior to June 30, 2015, which would supersede this supplement. We are under no obligation to notify you that this Rate Sheet Prospectus Supplement is no longer in effect. Please work with your financial professional or visit www.transamerica.com to confirm the current rates.

GROWTH PERCENTAGE

5.50%

WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Withdrawal Percentage - Single Life Option*	Withdrawal Percentage - Joint Life Option*
0-58	0.00%	0.00%
59-64	4.20%	3.80%
65-79	5.20%	4.80%
≥ 80	6.20%	5.80%

* The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the benefit anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday.

Please note: In order for you to receive the growth percentage and withdrawal percentages reflected above, your application must be signed within the time period disclosed above or earlier if a new Rate Sheet Prospectus Supplement is filed prior to the end of the period discussed above since that new Rate Sheet Prospectus Supplement would supersede this supplement. We must also receive your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

Please keep this Rate Sheet Prospectus Supplement for future reference.

STATEMENT OF ADDITIONAL INFORMATION
PARTNERS VARIABLE ANNUITY SERIESSM
Issued through
Transamerica Life Insurance Company Separate Account B (EST. 1/19/1990) 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com	Transamerica Financial Life Insurance Company Separate Account BNY (EST. 9/27/1994) 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com
This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Partners Variable Annuity SeriesSM variable annuity offered by Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company (“us,” “we”, “our” or “Company”). You may obtain a copy of the current prospectus, dated May 1, 2015, by calling (800) 525-6205, or write us at the addresses listed above. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.
This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.
Dated: May 1, 2015

ii

GLOSSARY OF TERMS
accumulation unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.
adjusted policy value—The policy value increased or decreased by any excess interest adjustment.
Administrative Office—Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800)525-6205.
annuitant—The person on whose life any annuity payments involving life contingencies will be based.
annuity commencement date—The date upon which annuity payments are to commence. This date may not be later than the last day of the policy month following the month in which the annuitant attains age 99 (earlier if required by state law).
annuity payment option—A method of receiving a stream of annuity payments selected by the owner.
annuity unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.
assumed investment return or AIR—The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
beneficiary—The person who has the right to the death benefit as set forth in the policy.
cash value—The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).
Code—The Internal Revenue Code of 1986, as amended.
enrollment form—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.
excess interest adjustment—A positive or negative adjustment to amounts surrendered (both partial or full surrenders) and transfers or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by us since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum. The excess interest adjustment does not apply to policies issued in New York by Transamerica Financial Life Insurance Company.
excess partial surrender—The portion of a partial surrender (surrender) that exceeds the free amount.
fixed account—One or more guaranteed period options under the policy that are part of our general assets and are not in the separate account.
guaranteed lifetime withdrawal benefit—Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Guaranteed Principal SolutionSM Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider.
guaranteed period options—The various guaranteed interest rate periods of the fixed account which we may offer and into which premium payments may be paid or amounts transferred when available.
market day—A day when the New York Stock Exchange is open for business.
nonqualified policy—A policy other than a qualified policy.
owner (you, your)—The person who may exercise all rights and privileges under the policy.
policy date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
policy value—On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross surrenders (surrenders plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge plus or minus any excess interest adjustment); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
1

•	accumulated losses in the separate account; minus
•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.
policy year—A policy year begins on the policy date and on each anniversary thereafter.
premium payment—An amount paid to us by the owner or on the owner's behalf as consideration for the benefits provided by the policy.
qualified policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.
separate account—Separate Account VA B and Separate Account VA BNY, separate accounts established and registered as unit investment trusts under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
separate account value—The portion of the policy value that is invested in the separate account.
service charge—An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses.
subaccount—A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
surrender charge—A percentage of each premium payment that depends upon the length of time from the date of each premium payment. The surrender charge is assessed on full or partial surrenders from the policy. A surrender charge may also be referred to as a “contingent deferred sales charge” or a “contingent deferred sales load.”
surrender charge free amount—The amount that can be withdrawn each policy year without incurring any surrender charges and excess interest adjustment (if applicable). Please see “EXPENSES – Surrender Charges” for more explanation.
valuation period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made generally at the close of business on each market day.
variable annuity payments—Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.
written notice—Written notice, signed by the owner, that gives us the information we require and is received in good order at the Administrative Office. For some transactions, we may accept an electronic notice or telephone instructions. Such electronic notice must meet the requirements for good order that we establish for such notices.
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In order to supplement the description in the prospectus, the following provides additional information about us and the policy, which may be of interest to a prospective purchaser.
THE POLICY—GENERAL PROVISIONS
Owner
The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with our consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.
Unless we have been notified of a community or marital property interest in the policy, we will rely on our good faith belief that no such interest exists and will assume no responsibility for inquiry.
Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner's estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.
The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.
When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment we have made or action we have taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.
Entire Contract
The entire contract consists of the policy and any application, endorsements and riders. If any portion of the policy or rider attached thereto shall be found to be invalid, unenforceable or illegal, the remainder shall not in any way be affected or impaired thereby, but shall have the same force and effect as if the invalid, unenforceable or illegal portion had not been inserted.
Misstatement of Age or Sex
During the Accumulation Phase. If the age of any person whose life or age a benefit provided under a guaranteed benefit has been misstated, any such benefit will be that which would have been purchased on the basis of the correct age. If that person would not have been eligible for that guaranteed benefit at the correct age, (i) the benefit will be rescinded; and (ii) any charges that were deducted for the benefit will be refunded and applied to the total account value of the policy.
We reserve the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the policy.
After the Annuity Commencement Date. We may require proof of the annuitant’s or owner’s age and/or sex before any payments associated with any benefits are made. If the age or sex of the annuitant and/or owner has been misstated, we will change the payment associated with any benefits payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by us shall be paid in full with the next payment due such person, beneficiary, or payee. The dollar amount of any overpayment made by us due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest specified in your policy, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to us.
Reallocation of Annuity Units After the Annuity Commencement Date
After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the market day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the
3

annuity units remaining in an account or subaccount after a reallocation is less than $10, we reserve the right to include the value of those annuity units as part of the transfer. The request must be in writing to our Administrative Office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.
After the annuity commencement date, no transfers may be made from the fixed account to the separate account.
Annuity Payment Options
During the lifetime of the annuitant and before the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by us in good order at least thirty (30) days before the annuity commencement date (elections less than 30 days require prior approval). If no election is made before the annuity commencement date, annuity payments will be made under (1) life income with level (fixed) payments for 10 years certain, using the existing adjusted policy value of the fixed account, or (2) life income with variable payments for 10 years certain using the existing policy value of the separate account, or (3) in a combination of (1) and (2). The default options may be restricted with respect to qualified policies.
The person who elects an annuity payment option can also name one or more beneficiaries to receive any unpaid, guaranteed amount at the death of the annuitant. Naming these beneficiaries cancels any prior choice of a beneficiary.
A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells us in writing and we agree.
Adjusted Age. For the Life Income and Joint and Survivor annuity payment options, the adjusted age is the annuitant's actual age nearest birthday, on the annuity commencement date, adjusted as described in your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.
Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 3% effective annual AIR and the “Annuity 2000” (male, female and unisex if required by law) mortality table projected for improvement using projection scale G. The rates were projected dynamically using an assumed annuity commencement date of 2020. the “Annuity 2000” mortality rates are adjusted based on improvements in mortality to more appropriately reflect increased longevity. The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary. For certain qualified policies the use of unisex mortality tables may be required.
Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state and Federal law) and adjusted age of the annuitant.
Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.
Death Benefit
Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us will constitute due proof of death. If the annuitant dies after the annuity commencement date, no death benefit is payable and the amount payable will depend on the annuity income option.
Upon receipt in good order of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information about the beneficiary(ies) to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.
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If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the cash value. If the new owner is not the deceased owner's spouse, however, the cash value must be distributed within five years after the date of the deceased owner's death, or be used to provide payments to a designated beneficiary within one year of such owner’s death that will be made for life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. If the sole new owner is the deceased owner's surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.
Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending us written notice. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. If an irrevocable beneficiary dies, the owner may then designate a new beneficiary. The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when we receive the notice. We will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.
Death of Owner
Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See the TAX INFORMATION section in the prospectus for more information about these rules. Other rules may apply to qualified policies.
Assignment
During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on us until a copy has been filed at our Administrative Office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. We assume no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.
Unless you so direct by filing written notice with us, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary's creditors.
Ownership under qualified policies is restricted to comply with the Code.
Evidence of Survival
We reserve the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until we receive such evidence.
Non-Participating
The policy will not share in our surplus earnings; no dividends will be paid.
Amendments
No change in the policy is valid unless made in writing by us and approved by one of our officers. No registered representative has authority to change or waive any provision of the policy.
We reserve the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.
Employee and Agent Purchases
The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of ours or our affiliated companies or their immediate family. In such a case, we may, at our sole discretion, credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs we experience on those purchases. We may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense
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risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which we are not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.
INVESTMENT EXPERIENCE
A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.
Accumulation Units
Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given market day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.
Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the Administrative Office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $10 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.
An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.
The net investment factor for any subaccount for any valuation period is determined by dividing (A + B - C) by (D) and subtracting (E) from the result, where the net result of:
A	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus
B	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus
C	a per share credit or charge for any taxes determined by us to have resulted during the valuation period from the investment operations of the subaccount;
D	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and
E	is an amount representing the separate account charge and any optional benefit fees, if applicable.
Illustration of Separate Account Accumulation Unit Value Calculations
Formula and Illustration for Determining the Net Investment Factor
Net Investment Factor =	(A + B - C)	- E
D
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Where:
A =	The net asset value of an underlying fund portfolio share at of the end of the current valuation period.
Assume A = $11.57
B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
Assume B = 0
C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
Assume C = 0
D =	The net asset value of an underlying fund portfolio share at of the end of the immediately preceding valuation period.
Assume D = $11.40
E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees, if applicable. Assume E total 1.50% on an annual basis; On a daily basis, this equals 0.000041096.

Then, the net investment factor =	(11.57 + 0 – 0)	- 0.000041096 = Z = 1.014871185
(11.40)
Formula for Determining Accumulation Unit Value
Accumulation Unit Value = A * B
Where:
A =	The accumulation unit value for the immediately preceding valuation period.
Assume A = $X
B =	The net investment factor for the current valuation period.
Assume B = Y
Then, the accumulation unit value = $X * Y = $Z
Annuity Unit Value and Annuity Payment Rates
The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 3% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $10 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to A multiplied by B multiplied by C, where:
A	is the variable annuity unit value for the subaccount on the immediately preceding market day;
B	is the net investment factor for that subaccount for the valuation period; and
C	is the assumed investment return adjustment factor for the valuation period.
The assumed investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 3% effective annual AIR. The valuation period is the period from the close of the immediately preceding market day to the close of the current market day.
The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:
(i)	is the result of:
(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus
(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus
(3)	a per share charge or credit for any taxes reserved for, which we determine to have resulted from the investment operations of the subaccount.
(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.
(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of shares held in that subaccount.
The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.
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The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the annuitant at the annuity commencement date. The policy contains a table for determining the adjusted age of the annuitant.
Calculations for Annuity Unit
Value and Variable Annuity Payments
Formula for Determining Annuity Unit Value
Annuity Unit Value = A * B * C
Where:
A =	Annuity unit value for the immediately preceding valuation period.
Assume A = $X
B =	Net investment factor for the valuation period for which the annuity value is being calculated.
Assume B = Y
C =	A factor to neutralize the annual assumed investment return of 3% built into the Annuity Tables used.
Assume C = Z
Then, the annuity unit value is: $X * Y * Z = $Q
Formula for Determining Amount of
First Monthly Variable Annuity Payment
First monthly variable annuity payment =	A * B
$1,000

Where:
A =	The adjusted policy value as of the annuity commencement date.
Assume A = $X
B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
Assume B = $Y

Then, the first monthly variable annuity payment =	$X * $Y	= $Z
1,000
Formula for Determining the Number of Annuity Units
Represented by Each Monthly Variable Annuity Payment
Number of annuity units =	A
B

Where:
A =	The dollar amount of the first monthly variable annuity payment.
Assume A = $X
B =	The annuity unit value for the valuation date on which the first monthly payment is due.
Assume B = $Y

Then, the number of annuity units =	$X	= Z
$Y
PERFORMANCE
We periodically advertise performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of non-standard performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and
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expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.
Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges. These figures may also reflect any applicable premium enhancement.
Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.
Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.
HISTORICAL PERFORMANCE DATA
Money Market Yields
We may from time to time disclose the current annualized yield of the money market subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula.
Current Yield = ((NCS * ES)/UV) * (365/7)
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
Because of the charges and deductions imposed under a policy, the yield for the money market subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes. The yield calculations also do not reflect surrender charges that may be applicable to a particular policy. Surrender charges range from 9% to 0% (depending on which share class you select) of the amount of premium payments surrendered based on the number of years since the premium payment was made. Surrender charges are based on the number of years since the date the premium payment was made, not the policy issue date.
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We may also disclose the effective yield of the money market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula.
Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of one subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
The yield on amounts held in the money market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.
Total Returns
We may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.
Total returns will be calculated using subaccount unit values which we calculate on each market day based on the performance of the separate account's underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula.
P (1 + T)N = ERV
Where:
T	=	The average annual total return net of subaccount recurring charges.
ERV	=	The ending redeemable value of the hypothetical account at the end of the period.
P	=	A hypothetical initial payment of $1,000.
N	=	The number of years in the period.
Other Performance Data
We may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above.
We may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula except that the surrender charge percentage will be assumed to be 0%.
CTR = (ERV / P)-1
Where:
CTR	=	The cumulative total return net of subaccount recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.
All non-standard performance data will only be advertised if the standard performance data is also disclosed.
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Adjusted Historical Performance Data
From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.
PUBLISHED RATINGS
We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect our financial strength. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms.
STATE REGULATION OF US
We are subject to the laws of jurisdiction governing insurance companies and to regulation by the jurisdiction Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering our operations for the preceding year and our financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine our contract liabilities and reserves so that the Department may determine the items are correct. Our books and accounts are subject to review by the Department of Insurance at all times, and a full examination of our operations are conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which it may operate.
ADMINISTRATION
We perform administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.
RECORDS AND REPORTS
We will maintain all records and accounts relating to the separate account. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, we will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments we send to you) you may only receive quarterly confirmations.
DISTRIBUTION OF THE POLICIES
We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below).
TCI's home office is located at 4600 S. Syracuse St. Suite 1100 Denver, Colorado 80237-2719. TCI is an indirect, wholly owned subsidiary of Aegon USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.
We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering. The policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives with these selling firms are appointed as our insurance agents.
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We and our affiliates provide paid-in capital to TCI and pay for TCI's operating and other expenses, including overhead, legal and accounting fees. We also pay TCI an “override” payment based on the pricing of the product which becomes part of TCI's assets. In addition, we pay commission to TCI for policy sales; these commissions are passed through to the selling firms with TCI not retaining any portion of the commissions. During fiscal year 2014 and 2013 the amounts paid to TCI in connection with all policies sold through the Transamerica Life Insurance Company separate account were $364,566,103 and $212,971,232 . During fiscal year 2014 and 2013 the amounts paid to TCI in connection with all policies sold through Transamerica Financial Life Insurance Company separate account were $41,898,625 and $44,481.
We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses of the selling firms. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.
VOTING RIGHTS
To the extent required by law, we will vote the underlying fund portfolios' shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we will determine that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.
Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.
After the annuity commencement date, you have the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.
The number of votes that you have the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. We will solicit voting instructions by sending you, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by us in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.
Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.
OTHER PRODUCTS
We make other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.
CUSTODY OF ASSETS
We hold assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from our general account assets. We maintain records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by our fidelity bond, presently in the amount of $5,000,000, covering the acts of our officers and employees.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of the Separate Account VA B and Separate Account VA BNY, at December 31, 2014 disclosed in the financial statements, and the statutory-basis financial statements and schedules of Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company at December 31, 2014, appearing herein, have been audited by
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PricewaterhouseCoopers LLP, One North Wacker Drive, Chicago, IL 60606, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon their reports given on their authority as experts in accounting and auditing.
The statements of operations and changes in net assets of the Separate Account VA B and Separate Account VA BNY, at December 31, 2013 and for the periods December 31, 2013 and before disclosed in the financial statements, and the statutory-basis balance sheets of Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company at December 31, 2013 and the related statutory-basis statements of operations, changes in capital and surplus and cash flows for each of the two years in the period ended, appearing herein, have been audited by Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.
OTHER INFORMATION
A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.
FINANCIAL STATEMENTS
The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA B and Separate Account VA BNY, which are available for investment by Partners Variable Annuity SeriesSM policy owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of us to meet our obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.
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APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit values and the number of accumulation units outstanding for the total separate account expenses listed therein (including any applicable fund facilitation fees) for each subaccount available on December 31, 2014.
B-Share
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.700276 $10.000000	$11.211641 $10.700276	0.000 0.000	0.000 0.000
AB Growth and Income Portfolio – Class B(4) Subaccount inception date May 1, 2013	2014 2013	$11.960652 $10.000000	$12.813021 $11.960652	0.000 0.000	0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.145519 $10.000000	$11.479805 $11.145519	11,907.910 0.000	0.000 0.000
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.775513 $10.000000	$12.486969 $11.775513	1,587.796 363.553	0.000 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.876212 $10.000000	$12.840468 $11.876212	1,202.372 220.186	0.000 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.208331 $10.000000	$10.662829 $11.208331	303.330 304.826	0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.055665 $10.000000	$11.922483 $11.055665	0.000 0.000	0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.900768 $10.000000	$13.024664 $11.900768	4,747.222 592.324	0.000 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.318322 $10.000000	$12.802693 $12.318322	4,025.953 436.161	0.000 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.694967 $10.000000	$12.210010 $11.694967	0.000 0.000	0.000 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.638836 $10.000000	$10.935350 $10.638836	0.000 0.000	0.000 0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.867524 $10.000000	$9.672635 $9.867524	0.000 0.000	0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.515832 $10.000000	$9.739847 $9.515832	2,624.120 0.000	0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.515832 $10.000000	$9.739847 $9.515832	0.000 0.000	0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.564972 $10.000000	$12.689079 $11.564972	0.000 0.000	0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.653324 $10.000000	$10.615269 $10.653324	853.851 154.086	0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2014	$10.544197	$10.842138	13,741.737	0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.147694 $10.000000	$10.158628 $9.147694	0.000 0.000	0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.519543 $10.000000	$13.472935 $12.519543	0.000 0.000	0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.708139 $10.000000	$13.079512 $11.708139	0.000 0.000	0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.597940 $10.000000	$13.072133 $11.597940	3,386.022 0.000	0.000 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.065013 $10.000000	$10.259096 $11.065013	0.000 0.000	0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.584149 $10.000000	$14.085816 $13.584149	2,054.257 0.000	0.000 0.000
14

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.270186 $10.000000	$11.995798 $12.270186	0.000 0.000	0.000 0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.108297 $10.000000	$12.454065 $12.108297	3,424.076 0.000	0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.823910 $10.000000	$13.354847 $12.823910	4,065.451 212.280	0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.874312 $10.000000	$12.773695 $11.874312	0.000 0.000	0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.202665 $10.000000	$10.389993 $11.202665	0.000 0.000	0.000 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.442550 $10.000000	$10.701436 $10.442550	15,615.370 7,279.588	0.000 0.000
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.194356 $10.000000	$10.516279 $10.194356	815.618 823.282	0.000 0.000
TA Vanguard ETF - Growth - Service Class(3) Subaccount inception date May 1, 2013	2014 2013	$10.922306 $10.000000	$11.131179 $10.922306	8,488.078 3,027.932	22,601.082 0.000
TA Voya Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.567811 $10.000000	$10.440484 $10.567811	0.000 0.000	0.000 0.000
TA Voya Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.153361 $10.000000	$9.961223 $10.153361	0.000 0.000	0.000 0.000
TA Voya Intermediate Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.521792 $10.000000	$9.876973 $9.521792	0.000 0.000	0.000 0.000
TA Voya Large Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.682892 $10.000000	$12.953982 $11.682892	0.000 0.000	0.000 0.000
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2014 2013	$9.857316 $10.000000	$9.687545 $9.857316	0.000 0.000	0.000 0.000
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.663161 $10.000000	$12.405270 $11.663161	0.000 0.000	0.000 0.000
TA Voya Moderate Growth Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.972392 $10.000000	$10.828386 $10.972392	0.000 0.000	0.000 0.000
TA WMC US Growth - Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$11.915368 $10.000000	$12.944696 $11.915368	3,536.420 450.670	0.000 0.000

Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.714594 $10.000000	$11.249123 $10.714594	0.000 0.000	0.000 0.000
AB Growth and Income Portfolio – Class B(4) Subaccount inception date May 1, 2013	2014 2013	$11.976631 $10.000000	$12.855778 $11.976631	13,827.395 4,331.447	0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.160418 $10.000000	$11.518177 $11.160418	8,246.735 152.460	0.000 0.000
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.791250 $10.000000	$12.528705 $11.791250	3,063.480 1,912.517	0.000 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.892090 $10.000000	$12.883378 $11.892090	7,902.747 1,747.381	0.000 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.223302 $10.000000	$10.698457 $11.223302	251.122 277.677	0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.070441 $10.000000	$11.962278 $11.070441	5,195.276 3,285.337	0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.916668 $10.000000	$13.068125 $11.916668	35,539.665 14,363.322	0.000 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.334784 $10.000000	$12.845429 $12.334784	22,439.977 8,480.263	0.000 0.000
15

B-Share —  (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.710594 $10.000000	$12.250759 $11.710594	1,526.481 0.000	0.000 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.653070 $10.000000	$10.971900 $10.653070	14,233.422 7,235.842	0.000 0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.880721 $10.000000	$9.704926 $9.880721	66,208.368 22,602.782	4,108.463 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.528560 $10.000000	$9.772362 $9.528560	741.059 8,076.449	0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.528560 $10.000000	$9.772362 $9.528560	4,299.717 0.000	0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.580431 $10.000000	$12.731430 $11.580431	16,273.241 4,967.437	0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.667568 $10.000000	$10.650738 $10.667568	19,748.511 6,190.356	0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2014	$10.565178	$10.878337	63,651.198	3,711.516
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.159931 $10.000000	$10.192537 $9.159931	5,934.670 2,240.413	0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.536272 $10.000000	$13.517897 $12.536272	5,948.257 255.809	0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.723788 $10.000000	$13.123160 $11.723788	2,734.505 0.000	0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.613444 $10.000000	$13.115758 $11.613444	22,254.925 267.178	0.000 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.079791 $10.000000	$10.293337 $11.079791	2,526.244 275.543	0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.602286 $10.000000	$14.132806 $13.602286	5,221.290 0.000	0.000 0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.286579 $10.000000	$12.035845 $12.286579	10,976.445 255.153	0.000 0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.124463 $10.000000	$12.495628 $12.124463	25,834.120 4,290.941	0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.841030 $10.000000	$13.399397 $12.841030	24,127.651 1,763.015	0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.890188 $10.000000	$12.816340 $11.890188	9,972.892 4,404.527	0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.217635 $10.000000	$10.424676 $11.217635	11,223.599 4,320.053	0.000 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.456517 $10.000000	$10.737173 $10.456517	212,286.558 101,759.593	37,877.348 971.216
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.207988 $10.000000	$10.551390 $10.207988	25,014.437 12,570.890	0.000 0.000
TA Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.936911 $10.000000	$11.168337 $10.936911	223,924.540 28,988.939	0.000 0.000
TA Voya Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.581950 $10.000000	$10.475354 $10.581950	0.000 0.000	0.000 0.000
TA Voya Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.166935 $10.000000	$9.994471 $10.166935	0.000 0.000	0.000 0.000
TA Voya Intermediate Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.534544 $10.000000	$9.909953 $9.534544	0.000 0.000	0.000 0.000
TA Voya Large Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.698511 $10.000000	$12.997218 $11.698511	0.000 0.000	0.000 0.000
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2014 2013	$9.870509 $10.000000	$9.719896 $9.870509	0.000 0.000	0.000 0.000
16

B-Share —  (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.678746 $10.000000	$12.446668 $11.678746	0.000 0.000	0.000 0.000
TA Voya Moderate Growth Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.987071 $10.000000	$10.864553 $10.987071	0.000 0.000	0.000 0.000
TA WMC US Growth - Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$11.931299 $10.000000	$12.987915 $11.931299	24,762.061 10,892.437	0.000 0.000

Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.725322 $10.000000	$11.277288 $10.725322	0.000 0.000	0.000 0.000
AB Growth and Income Portfolio – Class B(4) Subaccount inception date May 1, 2013	2014 2013	$11.988638 $10.000000	$12.887985 $11.988638	0.000 0.000	0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.171618 $10.000000	$11.547038 $11.171618	0.000 0.000	0.000 0.000
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.803072 $10.000000	$12.560096 $11.803072	0.000 0.000	0.000 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.904007 $10.000000	$12.915654 $11.904007	0.000 0.000	0.000 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.234562 $10.000000	$10.725270 $11.234562	0.000 0.000	0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.081541 $10.000000	$11.992238 $11.081541	0.000 0.000	0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.928611 $10.000000	$13.100859 $11.928611	0.000 0.000	0.000 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.347138 $10.000000	$12.877596 $12.347138	0.000 0.000	0.000 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.722328 $10.000000	$12.281457 $11.722328	0.000 0.000	0.000 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.663753 $10.000000	$10.999388 $10.663753	0.000 0.000	0.000 0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.890633 $10.000000	$9.729250 $9.890633	24,530.619 7,372.349	0.000 994.287
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.538127 $10.000000	$9.796865 $9.538127	2,958.844 4,381.706	0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.538127 $10.000000	$9.796865 $9.538127	0.000 0.000	0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.592033 $10.000000	$12.763329 $11.592033	0.000 0.000	0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.678265 $10.000000	$10.677395 $10.678265	0.000 0.000	0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2014	$10.580949	$10.905604	15,536.405	0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.169134 $10.000000	$10.218080 $9.169134	0.000 0.000	0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.548831 $10.000000	$13.551757 $12.548831	0.000 0.000	0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.735537 $10.000000	$13.156025 $11.735537	0.000 0.000	0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.625085 $10.000000	$13.148614 $11.625085	0.000 0.000	0.000 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.090899 $10.000000	$10.319130 $11.090899	0.000 0.000	0.000 0.000
17

B-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.615904 $10.000000	$14.168189 $13.615904	0.000 0.000	0.000 0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.298900 $10.000000	$12.065997 $12.298900	0.000 0.000	0.000 0.000
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2014 2013	$10.213425 $10.000000	$10.342846 $10.213425	0.000 0.000	0.000 0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.136615 $10.000000	$12.526940 $12.136615	0.000 0.000	0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.853885 $10.000000	$13.432961 $12.853885	0.000 0.000	0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.902102 $10.000000	$12.848437 $11.902102	0.000 0.000	0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.228868 $10.000000	$10.450790 $11.228868	0.000 0.000	0.000 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.467013 $10.000000	$10.764074 $10.467013	71,664.001 25,120.853	0.000 0.000
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.218227 $10.000000	$10.577824 $10.218227	11,925.069 12,071.927	329.188 0.000
TA Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.947869 $10.000000	$11.196321 $10.947869	13,501.817 1,095.866	0.000 0.000
TA Voya Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.592554 $10.000000	$10.501600 $10.592554	0.000 0.000	0.000 0.000
TA Voya Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.177137 $10.000000	$10.019531 $10.177137	0.000 0.000	0.000 0.000
TA Voya Intermediate Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.544104 $10.000000	$9.934781 $9.544104	0.000 0.000	0.000 0.000
TA Voya Large Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.710233 $10.000000	$13.029776 $11.710233	0.000 0.000	0.000 0.000
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2014 2013	$9.880400 $10.000000	$9.744236 $9.880400	0.000 0.000	0.000 0.000
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.690449 $10.000000	$12.477854 $11.690449	0.000 0.000	0.000 0.000
TA Voya Moderate Growth Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.998089 $10.000000	$10.891778 $10.998089	0.000 0.000	0.000 0.000
TA WMC US Growth - Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$11.943257 $10.000000	$13.020441 $11.943257	0.000 0.000	0.000 0.000

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.736082 $10.000000	$11.305513 $10.736082	60,261.280 9,203.833	5,870.722 1,595.908
AB Growth and Income Portfolio – Class B(4) Subaccount inception date May 1, 2013	2014 2013	$12.000655 $10.000000	$12.920273 $12.000655	297,393.821 130,883.307	35,378.213 1,975.885
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.182807 $10.000000	$11.575911 $11.182807	542,177.270 202,156.745	34,954.394 32,795.873
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.814889 $10.000000	$12.591497 $11.814889	521,782.334 139,625.304	56,515.113 5,750.234
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.915942 $10.000000	$12.947953 $11.915942	740,390.457 135,685.357	38,656.944 16,194.310
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.245813 $10.000000	$10.752102 $11.245813	298,431.729 106,474.392	55,940.282 11,796.178
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.092651 $10.000000	$12.022287 $11.092651	273,204.004 133,395.960	24,106.110 10,104.166
18

B-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.940572 $10.000000	$13.133689 $11.940572	579,212.279 151,751.424	118,853.231 27,809.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.359513 $10.000000	$12.909862 $12.359513	275,186.445 53,986.481	35,981.779 12,977.702
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.734088 $10.000000	$12.312232 $11.734088	131,553.368 43,161.470	41,137.509 899.234
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.674440 $10.000000	$11.026900 $10.674440	40,643.384 5,609.107	2,242.058 1,601.419
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.900559 $10.000000	$9.753638 $9.900559	552,991.301 369,356.451	277,327.868 440,133.723
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.547700 $10.000000	$9.821416 $9.547700	427,907.606 338,890.611	323,159.505 280,954.452
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.547700 $10.000000	$9.821416 $9.547700	44,442.215 0.000	2,882.421 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.603659 $10.000000	$12.795301 $11.603659	272,884.281 89,828.768	15,865.047 4,433.326
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.688977 $10.000000	$10.704160 $10.688977	806,988.533 290,422.825	19,102.045 6,629.604
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2014	$10.596743	$10.932929	2,279,685.734	408,102.800
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.178335 $10.000000	$10.243698 $9.178335	293,348.493 132,719.253	15,012.556 6,569.304
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.561405 $10.000000	$13.585709 $12.561405	132,949.659 20,990.072	63,128.563 14,870.606
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.747303 $10.000000	$13.188990 $11.747303	129,180.322 30,035.290	8,189.077 3,605.691
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.636728 $10.000000	$13.181537 $11.636728	299,787.805 74,070.665	74,429.244 9,736.990
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.102015 $10.000000	$10.344990 $11.102015	198,576.391 54,289.170	31,673.638 9,026.006
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.629550 $10.000000	$14.203680 $13.629550	93,284.197 10,953.011	10,985.079 316.311
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.311215 $10.000000	$12.096220 $12.311215	131,642.141 43,197.745	21,384.766 340.292
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.148774 $10.000000	$12.558326 $12.148774	249,092.588 69,255.931	23,485.614 1,084.477
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.866763 $10.000000	$13.466613 $12.866763	305,737.792 68,144.429	51,364.263 6,677.005
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.914030 $10.000000	$12.880606 $11.914030	83,193.782 14,754.053	45,764.537 10,967.138
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.240128 $10.000000	$10.476993 $11.240128	105,923.732 33,057.840	8,068.633 6,039.947
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.477507 $10.000000	$10.791045 $10.477507	8,044,330.855 2,363,680.143	1,292,001.114 555,062.407
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.228484 $10.000000	$10.604339 $10.228484	781,162.937 269,936.394	75,528.265 24,584.744
TA Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.958846 $10.000000	$11.224368 $10.958846	5,843,346.997 1,525,463.500	2,282,851.722 613,609.495
TA Voya Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.603184 $10.000000	$10.527919 $10.603184	197,895.506 125,928.266	0.000 0.000
TA Voya Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.187349 $10.000000	$10.044656 $10.187349	1,506.733 1,006.228	0.000 0.000
TA Voya Intermediate Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.553685 $10.000000	$9.959690 $9.553685	4,761.255 4,787.881	0.000 0.000
19

B-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Voya Large Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.721983 $10.000000	$13.062424 $11.721983	0.000 0.000	0.000 0.000
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2014 2013	$9.890320 $10.000000	$9.768667 $9.890320	0.000 0.000	0.000 0.000
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.702162 $10.000000	$12.509117 $11.702162	375.739 0.000	0.000 0.000
TA Voya Moderate Growth Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.009120 $10.000000	$10.919078 $11.009120	97,932.625 10,604.782	0.000 0.000
TA WMC US Growth - Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$11.955227 $10.000000	$13.053061 $11.955227	236,173.898 45,675.117	4,077.521 0.000

Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.750435 $10.000000	$11.343284 $10.750435	393,225.067 267,220.904	10,094.971 2,964.262
AB Growth and Income Portfolio – Class B(4) Subaccount inception date May 1, 2013	2014 2013	$12.016687 $10.000000	$12.963438 $12.016687	587,712.929 183,618.663	59,344.821 11,850.242
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount inception date May 1, 2013	2014 2013	$11.197765 $10.000000	$11.614612 $11.197765	1,582,900.388 526,445.841	157,965.515 28,351.522
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.830688 $10.000000	$12.633586 $11.830688	1,263,905.792 491,243.624	85,407.943 9,831.398
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.931867 $10.000000	$12.991220 $11.931867	1,776,072.404 468,209.033	38,073.258 7,621.422
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.260843 $10.000000	$10.788034 $11.260843	528,244.877 221,404.888	55,666.789 5,831.571
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.107482 $10.000000	$12.062460 $11.107482	1,318,331.404 385,204.975	117,346.357 51,236.774
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.956533 $10.000000	$13.177562 $11.956533	1,120,674.667 322,301.150	182,600.154 42,754.762
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.376023 $10.000000	$12.953004 $12.376023	685,821.654 334,929.528	95,219.188 12,831.301
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.749767 $10.000000	$12.353364 $11.749767	369,376.060 111,370.977	48,594.330 11,396.880
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.688708 $10.000000	$11.063752 $10.688708	177,694.429 74,398.651	1,679.847 489.652
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.913807 $10.000000	$9.786246 $9.913807	2,695,157.653 1,918,148.551	1,062,094.764 794,012.415
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.560474 $10.000000	$9.854238 $9.560474	1,841,111.029 1,563,825.254	334,376.822 456,728.733
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.560474 $10.000000	$9.854238 $9.560474	349,553.555 5,913.906	47,635.117 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.619171 $10.000000	$12.838062 $11.619171	794,609.291 243,887.144	7,874.649 677.588
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.703267 $10.000000	$10.739932 $10.703267	2,600,376.005 1,191,069.381	83,097.770 20,841.400
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2014	$10.617845	10.969470	9,840,157.007	1,261,558.778
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.190623 $10.000000	$10.277936 $9.190623	442,626.701 178,373.329	19,299.463 8,230.003
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.578200 $10.000000	$13.631098 $12.578200	225,714.716 42,442.757	32,438.983 6,323.023
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.762996 $10.000000	$13.233041 $11.762996	218,325.304 31,034.738	12,705.113 2,279.833
20

B-Share —  (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.652289 $10.000000	$13.225582 $11.652289	496,877.578 134,498.465	58,175.369 12,779.756
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.116849 $10.000000	$10.379554 $11.116849	398,186.488 109,936.208	31,236.543 6,156.331
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.647750 $10.000000	$14.251112 $13.647750	133,481.154 22,128.499	2,298.094 868.595
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.327660 $10.000000	$12.136644 $12.327660	283,489.368 119,481.016	7,175.460 883.095
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.165005 $10.000000	$12.600284 $12.165005	362,392.771 125,178.885	37,106.586 6,005.496
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.883957 $10.000000	$13.511598 $12.883957	635,447.438 196,039.006	57,477.608 10,052.774
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.929958 $10.000000	$12.923675 $11.929958	117,064.680 36,152.179	30,078.660 6,751.852
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.255138 $10.000000	$10.511998 $11.255138	168,484.824 55,865.806	11,562.148 3,504.886
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.491519 $10.000000	$10.827115 $10.491519	59,306,574.409 18,434,492.325	6,747,588.753 1,923,319.848
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.242158 $10.000000	$10.639777 $10.242158	4,694,820.955 1,618,607.230	580,152.452 254,689.318
TA Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.973502 $10.000000	$11.261890 $10.973502	19,834,296.274 6,571,228.797	3,847,629.443 1,174,019.131
TA Voya Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.617357 $10.000000	$10.563108 $10.617357	311,788.672 226,327.470	1,520.040 1,498.372
TA Voya Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.200975 $10.000000	$10.078229 $10.200975	43,988.040 32,621.834	1,587.835 1,551.676
TA Voya Intermediate Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.566472 $10.000000	$9.992983 $9.566472	1,059.545 949.374	0.000 0.000
TA Voya Large Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.737645 $10.000000	$13.106063 $11.737645	1,905.343 1,677.566	0.000 0.000
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2014 2013	$9.903555 $10.000000	$9.801323 $9.903555	22,105.410 22,841.378	4,849.630 4,710.889
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.717811 $10.000000	$12.550921 $11.717811	17,759.707 9,293.949	0.000 0.000
TA Voya Moderate Growth Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.023829 $10.000000	$10.955560 $11.023829	236,297.194 151,590.182	0.000 0.000
TA WMC US Growth - Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$11.971204 $10.000000	$13.096676 $11.971204	270,746.849 118,756.937	23,878.454 4,115.231

Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.761224 $10.000000	$11.371714 $10.761224	37,128.764 14,995.732	2,670.490 0.000
AB Growth and Income Portfolio – Class B(4) Subaccount inception date May 1, 2013	2014 2013	$12.028720 $10.000000	$12.995901 $12.028720	92,791.945 35,314.073	24,093.739 3,498.424
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.208984 $10.000000	$11.643706 $11.208984	293,609.932 138,211.893	4.304 0.000
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.842546 $10.000000	$12.665223 $11.842546	186,803.477 71,129.439	21,557.734 13,719.092
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.943820 $10.000000	$13.023761 $11.943820	170,921.732 52,765.149	19,939.072 17,557.157
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.272124 $10.000000	$10.815068 $11.272124	114,327.791 16,463.971	10,509.620 8,788.363
21

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.118629 $10.000000	$12.092692 $11.118629	101,808.240 18,532.916	5,420.067 1,571.840
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.968514 $10.000000	$13.210576 $11.968514	311,539.859 100,871.307	28,934.053 12,693.008
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.388426 $10.000000	$12.985456 $12.388426	105,849.851 32,322.823	9,551.853 4,479.211
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.761540 $10.000000	$12.384321 $11.761540	71,885.942 35,644.269	4,860.226 7,281.608
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.699427 $10.000000	$11.091476 $10.699427	9,930.760 6,653.874	778.524 0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.923751 $10.000000	$9.810770 $9.923751	1,443,548.814 899,801.995	2,879,830.881 145,828.155
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.570072 $10.000000	$9.878951 $9.570072	609,174.753 520,275.110	117,700.348 60,584.706
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.570072 $10.000000	$9.878951 $9.570072	0.000 0.000	0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.630812 $10.000000	$12.870208 $11.630812	25,626.680 7,256.513	15,934.879 4,780.753
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.714003 $10.000000	$10.766844 $10.714003	108,638.151 32,497.068	19,450.547 13,264.757
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2014	$10.633686	$10.996952	4,320,865.703	431,236.557
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.199845 $10.000000	$10.303687 $9.199845	41,164.836 12,860.930	21,172.153 2,560.342
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.590808 $10.000000	$13.665247 $12.590808	81,827.659 51,653.070	3,126.294 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.774789 $10.000000	$13.266196 $11.774789	40,675.593 20,179.528	663.236 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.663974 $10.000000	$13.258726 $11.663974	60,493.765 31,965.230	6,344.237 6,129.223
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.127981 $10.000000	$10.405556 $11.127981	66,623.112 22,301.612	10,139.958 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.661415 $10.000000	$14.286806 $13.661415	37,151.629 17,726.290	3,776.684 1,728.342
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.340009 $10.000000	$12.167048 $12.340009	64,211.374 28,463.664	7,724.044 0.000
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2014 2013	$10.221398 $10.000000	$10.402812 $10.221398	11,466.650 2,592.569	0.000 0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.177203 $10.000000	$12.631853 $12.177203	54,971.042 18,193.980	8,084.113 539.774
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.896853 $10.000000	$13.545434 $12.896853	89,796.826 36,367.237	12,915.262 7,173.521
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.941909 $10.000000	$12.956027 $11.941909	18,934.105 5,936.209	4,290.081 8,268.552
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.266414 $10.000000	$10.538329 $11.266414	68,345.199 20,897.827	7,872.892 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.502044 $10.000000	$10.854242 $10.502044	29,511,848.402 8,825,054.935	1,824,512.810 372,941.020
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.252434 $10.000000	$10.666439 $10.252434	2,724,971.946 875,220.175	181,285.657 29,954.334
TA Vanguard ETF - Growth - Service Class(3) Subaccount inception date May 1, 2013	2014 2013	$10.984499 $10.000000	$11.290100 $10.984499	10,727,843.524 3,424,842.904	1,422,137.997 312,077.531
TA Voya Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.628011 $10.000000	$10.589586 $10.628011	555,304.034 260,732.905	0.000 0.000
22

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Voya Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.211208 $10.000000	$10.103481 $10.211208	79,988.358 55,873.014	0.000 0.000
TA Voya Intermediate Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.576068 $10.000000	$10.018015 $9.576068	3,399.019 3,542.258	0.000 0.000
TA Voya Large Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.749414 $10.000000	$13.138900 $11.749414	1,357.158 1,611.332	0.000 0.000
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2014 2013	$9.913487 $10.000000	$9.825883 $9.913487	24,410.049 14,372.866	0.000 0.000
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.729559 $10.000000	$12.582371 $11.729559	1,430.030 1,576.887	0.000 0.000
TA Voya Moderate Growth Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.034895 $10.000000	$10.983028 $11.034895	249,258.716 138,519.688	0.000 0.000
TA WMC US Growth - Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$11.983201 $10.000000	$13.129488 $11.983201	21,928.432 2,268.861	2,404.406 704.213
C-Share
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.707426 $10.000000	$11.230363 $10.707426	811.084 0.000	0.000 0.000
AB Growth and Income Portfolio – Class B(4) Subaccount inception date May 1, 2013	2014 2013	$11.968644 $10.000000	$12.834412 $11.968644	14,624.499 2,369.962	0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.152965 $10.000000	$11.498985 $11.152965	8,375.065 1,466.780	0.000 0.000
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.783374 $10.000000	$12.507820 $11.783374	12,226.155 4,230.107	0.000 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.884149 $10.000000	$12.861910 $11.884149	11,316.328 4,909.629	0.000 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.215808 $10.000000	$10.680630 $11.215808	51,256.929 1,229.873	0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.063047 $10.000000	$11.942380 $11.063047	14,364.577 1,997.869	0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.908722 $10.000000	$13.046409 $11.908722	14,462.604 1,992.978	0.000 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.326543 $10.000000	$12.824063 $12.326543	5,679.638 2,736.118	0.000 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.702776 $10.000000	$12.230390 $11.702776	9,025.567 886.819	0.000 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.645948 $10.000000	$10.953594 $10.645948	4,220.287 550.217	0.000 0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.874119 $10.000000	$9.688788 $9.874119	15,380.422 5,573.634	0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.522193 $10.000000	$9.756112 $9.522193	6,050.282 2,022.228	0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.522193 $10.000000	$9.756112 $9.522193	0.000 0.000	0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.572700 $10.000000	$12.710268 $11.572700	60,730.462 2,624.079	0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.660455 $10.000000	$10.633000 $10.660455	21,409.004 11,363.560	0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29,2014	2014	$10.554697	$10.860255	43,907.891	9,284.186
23

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.153815 $10.000000	$10.175588 $9.153815	3,859.222 204.168	628.202 628.281
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.527909 $10.000000	$13.495430 $12.527909	8,448.449 846.776	0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.715964 $10.000000	$13.101339 $11.715964	7,601.914 0.000	0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.605686 $10.000000	$13.093960 $11.605686	15,708.208 3,547.942	525.570 525.635
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.072399 $10.000000	$10.276225 $11.072399	53,613.106 2,797.604	2,214.953 2,215.228
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.593218 $10.000000	$14.109322 $13.593218	9,517.292 1,952.504	500.269 500.331
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.278394 $10.000000	$12.015839 $12.278394	9,494.094 3,585.144	0.000 0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.116373 $10.000000	$12.474849 $12.116373	8,091.209 2,146.864	0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.832468 $10.000000	$13.377124 $12.832468	12,381.004 2,921.469	501.323 501.385
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.882254 $10.000000	$12.795018 $11.882254	871.220 0.000	0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.210143 $10.000000	$10.407336 $11.210143	50,593.389 935.393	0.000 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.449534 $10.000000	$10.719311 $10.449534	134,939.596 66,841.118	775.283 779.908
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.201181 $10.000000	$10.533842 $10.201181	11,369.144 3,755.106	0.000 0.000
TA Vanguard ETF - Growth - Service Class(3) Subaccount inception date May 1, 2013	2014 2013	$10.929605 $10.000000	$11.149760 $10.929605	322,858.268 282,854.970	0.000 0.000
TA Voya Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.574878 $10.000000	$10.457928 $10.574878	0.000 0.000	0.000 0.000
TA Voya Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.160147 $10.000000	$9.977856 $10.160147	0.000 0.000	0.000 0.000
TA Voya Intermediate Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.528165 $10.000000	$9.893461 $9.528165	0.000 0.000	0.000 0.000
TA Voya Large Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.690703 $10.000000	$12.975622 $11.690703	0.000 0.000	0.000 0.000
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2014 2013	$9.863906 $10.000000	$9.703733 $9.863906	0.000 0.000	0.000 0.000
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.670947 $10.000000	$12.425972 $11.670947	0.000 0.000	0.000 0.000
TA Voya Moderate Growth Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.979736 $10.000000	$10.846484 $10.979736	0.000 0.000	0.000 0.000
TA WMC US Growth - Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$11.923333 $10.000000	$12.966311 $11.923333	48,163.289 0.000	0.000 0.000

Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.721751 $10.000000	$11.267902 $10.721751	39,361.731 20,225.891	173.219 0.000
AB Growth and Income Portfolio – Class B(4) Subaccount inception date May 1, 2013	2014 2013	$11.984631 $10.000000	$12.877240 $11.984631	311,389.903 22,366.172	0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.167882 $10.000000	$11.537406 $11.167882	1,021,170.053 38,508.774	47,518.132 0.000
24

C-Share —  (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.799133 $10.000000	$12.549625 $11.799133	171,896.739 62,601.025	2,591.919 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.900033 $10.000000	$12.904886 $11.900033	222,652.203 46,067.017	294.733 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.230806 $10.000000	$10.716334 $11.230806	110,861.793 26,776.622	0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.077851 $10.000000	$11.982257 $11.077851	140,196.806 40,872.660	315.699 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.924618 $10.000000	$13.089927 $11.924618	405,866.615 43,870.000	6,183.539 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.343022 $10.000000	$12.866880 $12.343022	112,740.671 24,986.510	3,219.028 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.718414 $10.000000	$12.271210 $11.718414	22,488.816 17,597.667	0.000 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.660185 $10.000000	$10.990212 $10.660185	18,009.869 6,923.531	1,888.432 0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.887333 $10.000000	$9.721140 $9.887333	145,086.206 170,118.831	12,825.590 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.534930 $10.000000	$9.788679 $9.534930	37,153.034 15,665.525	1,435.582 1,429.136
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.534930 $10.000000	$9.788679 $9.534930	19,897.936 0.000	0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.588159 $10.000000	$12.752670 $11.588159	32,466.842 13,699.963	0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.674703 $10.000000	$10.668485 $10.674703	245,222.461 117,991.290	27,444.338 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2014	$10.575680	$10.896498	1,220,013.241	8,378.796
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.166064 $10.000000	$10.209561 $9.166064	46,371.490 18,021.280	981.892 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.544643 $10.000000	$13.540467 $12.544643	14,132.238 5,088.874	1,675.033 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.731616 $10.000000	$13.145060 $11.731616	12,805.714 279.428	6,842.272 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.621198 $10.000000	$13.137653 $11.621198	635,812.313 27,042.732	1,158.864 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.087194 $10.000000	$10.310526 $11.087194	34,404.191 20,071.429	7,765.188 2,216.473
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.611367 $10.000000	$14.156391 $13.611367	4,818.896 0.000	6,003.167 1,456.851
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.294781 $10.000000	$12.055926 $12.294781	20,474.406 13,319.169	2,181.573 1,466.627
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.132561 $10.000000	$12.516487 $12.132561	20,900.007 2,094.124	81.818 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.849602 $10.000000	$13.421772 $12.849602	70,186.223 20,094.896	1,824.356 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.898128 $10.000000	$12.837727 $11.898128	8,226.596 2,466.810	2,165.479 2,183.978
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.225128 $10.000000	$10.442092 $11.225128	5,767.298 1,461.765	0.000 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.463511 $10.000000	$10.755101 $10.463511	1,699,526.002 723,202.827	43,730.432 23,716.302
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.214822 $10.000000	$10.569014 $10.214822	474,118.400 261,038.089	6,219.625 2,698.420
25

C-Share —  (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.944217 $10.000000	$11.186986 $10.944217	731,263.653 349,322.897	97,005.382 10,030.854
TA Voya Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.589018 $10.000000	$10.492841 $10.589018	0.000 0.000	0.000 0.000
TA Voya Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.173742 $10.000000	$10.011181 $10.173742	0.000 0.000	0.000 0.000
TA Voya Intermediate Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.540920 $10.000000	$9.926508 $9.540920	0.000 0.000	0.000 0.000
TA Voya Large Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.706327 $10.000000	$13.018919 $11.706327	0.000 0.000	0.000 0.000
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2014 2013	$9.877109 $10.000000	$9.736137 $9.877109	0.000 0.000	0.000 0.000
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.686545 $10.000000	$12.467455 $11.686545	0.000 0.000	0.000 0.000
TA Voya Moderate Growth Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.994409 $10.000000	$10.882689 $10.994409	0.000 0.000	0.000 0.000
TA WMC US Growth - Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$11.939274 $10.000000	$13.009597 $11.939274	17,177.564 2,489.387	0.000 0.000

Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.732499 $10.000000	$11.296085 $10.732499	5,553.633 2,156.303	0.000 0.000
AB Growth and Income Portfolio – Class B(4) Subaccount inception date May 1, 2013	2014 2013	$11.996639 $10.000000	$12.909499 $11.996639	7,935.036 4,707.190	0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.179081 $10.000000	$11.566317 $11.179081	89,492.556 52,330.532	0.000 0.000
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.810950 $10.000000	$12.581044 $11.810950	29,999.823 9,822.023	0.000 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.911959 $10.000000	$12.937215 $11.911959	43,576.593 17,099.440	291.339 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.242065 $10.000000	$10.743192 $11.242065	17,623.802 6,137.813	0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.088942 $10.000000	$12.012257 $11.088942	45,266.437 6,173.877	312.718 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.936588 $10.000000	$13.122735 $11.936588	15,545.543 4,030.545	758.999 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.355386 $10.000000	$12.899104 $12.355386	7,244.043 3,171.412	385.162 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.730167 $10.000000	$12.301966 $11.730167	4,087.661 1,989.725	0.000 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.670871 $10.000000	$11.017704 $10.670871	0.000 0.000	0.000 0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.897251 $10.000000	$9.745501 $9.897251	177,829.583 57,870.277	0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.544504 $10.000000	$9.813221 $9.544504	21,000.087 4,015.540	1,799.027 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.544504 $10.000000	$9.813221 $9.544504	0.000 0.000	0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.599780 $10.000000	$12.784634 $11.599780	9,753.405 1,392.000	777.453 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.685410 $10.000000	$10.695234 $10.685410	43,812.597 5,265.608	0.000 0.000
26

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2014	$10.591478	$10.923812	109,425.734	6,677.203
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.175268 $10.000000	$10.235148 $9.175268	16,043.348 2,015.854	1,216.213 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.557212 $10.000000	$13.574386 $12.557212	552.452 0.000	0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.743375 $10.000000	$13.177987 $11.743375	9,530.887 0.000	0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.632849 $10.000000	$13.170557 $11.632849	7,403.883 156.987	0.000 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.098302 $10.000000	$10.336362 $11.098302	6,939.289 903.481	0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.625003 $10.000000	$14.191846 $13.625003	393.752 0.000	0.000 0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.307103 $10.000000	$12.086135 $12.307103	3,678.608 329.927	0.000 0.000
TA Multi-Manager Alternative Strategies Subaccount inception date	2014 2013	$10.215014 $10.000000	$10.354805 $10.215014	5,964.134 0.000	0.000 0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.144720 $10.000000	$12.547857 $12.144720	4,027.812 2,464.500	0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.862470 $10.000000	$13.455383 $12.862470	4,739.599 2,044.119	0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.910049 $10.000000	$12.869880 $11.910049	193.601 198.556	0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.236370 $10.000000	$10.468245 $11.236370	4,225.344 417.455	0.000 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.474011 $10.000000	$10.782050 $10.474011	756,398.166 324,141.525	6,004.898 967.149
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.225070 $10.000000	$10.595495 $10.225070	161,988.229 37,130.072	0.000 0.000
TA Vanguard ETF - Growth - Service Class(3) Subaccount inception date May 1, 2013	2014 2013	$10.955190 $10.000000	$11.215008 $10.955190	355,693.450 110,614.547	149,063.309 0.000
TA Voya Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.599628 $10.000000	$10.519133 $10.599628	0.000 0.000	0.000 0.000
TA Voya Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.183933 $10.000000	$10.036254 $10.183933	0.000 1,171.269	0.000 0.000
TA Voya Intermediate Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.550486 $10.000000	$9.951362 $9.550486	0.000 0.000	0.000 0.000
TA Voya Large Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.718062 $10.000000	$13.051527 $11.718062	0.000 0.000	0.000 0.000
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2014 2013	$9.887009 $10.000000	$9.760528 $9.887009	0.000 0.000	0.000 0.000
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.698263 $10.000000	$12.498694 $11.698263	0.000 0.000	0.000 0.000
TA Voya Moderate Growth Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.005434 $10.000000	$10.909958 $11.005434	0.000 0.000	0.000 0.000
TA WMC US Growth - Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$11.951240 $10.000000	$13.042186 $11.951240	813.825 814.652	0.000 0.000
27

L-Share
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.711007 $10.000000	$11.239736 $10.711007	32,982.190 23,950.748	8,285.275 3,283.869
AB Growth and Income Portfolio – Class B(4) Subaccount inception date May 1, 2013	2014 2013	$11.972638 $10.000000	$12.845122 $11.972638	151,531.231 30,535.530	48,509.167 19,817.027
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.156691 $10.000000	$11.508571 $11.156691	467,645.277 124,246.861	5,922.102 4,991.738
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.787317 $10.000000	$12.518255 $11.787317	199,745.633 61,268.689	59,927.705 14,467.469
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.888121 $10.000000	$12.872635 $11.888121	456,920.276 130,249.623	14,488.554 8,566.638
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.219555 $10.000000	$10.689533 $11.219555	169,039.393 32,094.277	75,437.299 8,491.946
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.066747 $10.000000	$11.952351 $11.066747	147,271.196 25,153.215	13,453.705 1,847.106
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.912701 $10.000000	$13.057295 $11.912701	304,049.444 81,347.031	87,394.017 25,699.180
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.330676 $10.000000	$12.834781 $12.330676	206,195.744 83,753.785	34,411.038 13,532.459
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.706687 $10.000000	$12.240598 $11.706687	123,245.933 49,713.463	8,908.250 5,504.695
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.649503 $10.000000	$10.962738 $10.649503	37,745.862 9,092.358	960.284 732.635
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.877422 $10.000000	$9.696876 $9.877422	479,584.358 398,611.180	24,837.700 95,562.423
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.525381 $10.000000	$9.764256 $9.525381	416,100.039 152,068.066	50,655.335 51,066.420
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.525381 $10.000000	$9.764256 $9.525381	45,378.206 0.000	56,762.344 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.576563 $10.000000	$12.720876 $11.576563	100,807.294 34,318.997	23,603.245 6,453.372
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.664010 $10.000000	$10.641864 $10.664010	414,574.278 152,124.030	173,629.067 27,743.504
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2014	$10.559938	$10.869310	1,484,483.311	132,269.972
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.156876 $10.000000	$10.184071 $9.156876	131,337.396 41,240.898	88,911.436 16,648.378
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.532091 $10.000000	$13.506693 $12.532091	63,988.103 29,068.706	7,161.315 224.468
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.719868 $10.000000	$13.112257 $11.719868	119,833.474 106,018.564	80,513.540 1,005.911
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.609569 $10.000000	$13.104874 $11.609569	191,132.350 64,552.937	69,780.272 10,257.532
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.076094 $10.000000	$10.284791 $11.076094	133,864.494 55,617.989	17,333.970 6,627.013
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.597759 $10.000000	$14.121087 $13.597759	32,194.273 9,347.744	6,489.707 0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.282490 $10.000000	$12.025854 $12.282490	50,751.746 25,495.762	34,595.793 10,760.839
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.120421 $10.000000	$12.485262 $12.120421	93,338.730 36,267.066	39,416.693 7,309.629
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.836738 $10.000000	$13.388277 $12.836738	209,993.651 76,374.754	57,207.837 15,633.649
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.886217 $10.000000	$12.805686 $11.886217	29,753.079 17,600.467	21,032.646 10,855.640
28

L-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.213892 $10.000000	$10.416026 $11.213892	56,231.083 10,364.029	27,907.096 10,715.341
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.453037 $10.000000	$10.728264 $10.453037	4,951,402.067 1,811,998.711	590,875.459 167,323.199
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.204584 $10.000000	$10.542635 $10.204584	456,655.384 140,874.387	50,359.526 20,431.164
TA Vanguard ETF - Growth - Service Class(3) Subaccount inception date May 1, 2013	2014 2013	$10.933258 $10.000000	$11.159064 $10.933258	3,985,463.190 1,629,355.721	951,079.397 450,363.944
TA Voya Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.578410 $10.000000	$10.466655 $10.578410	2,976.668 2,985.713	0.000 0.000
TA Voya Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.163544 $10.000000	$9.986188 $10.163544	2,254.144 1,749.324	0.000 0.000
TA Voya Intermediate Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.531357 $10.000000	$9.901719 $9.531357	0.000 0.000	0.000 0.000
TA Voya Large Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.694603 $10.000000	$12.986438 $11.694603	0.000 0.000	0.000 0.000
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2014 2013	$9.867211 $10.000000	$9.711830 $9.867211	0.000 0.000	0.000 0.000
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.674848 $10.000000	$12.436351 $11.674848	0.000 0.000	0.000 0.000
TA Voya Moderate Growth Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.983397 $10.000000	$10.855523 $10.983397	0.000 0.000	0.000 0.000
TA WMC US Growth - Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$11.927318 $10.000000	$12.977138 $11.927318	71,042.619 35,679.078	18,539.715 8,665.049

Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.725322 $10.000000	$11.277288 $10.725322	152,756.274 56,486.277	6,217.435 0.000
AB Growth and Income Portfolio – Class B(4) Subaccount inception date May 1, 2013	2014 2013	$11.988638 $10.000000	$12.887985 $11.988638	539,089.078 147,178.697	20,510.543 1,695.662
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.171618 $10.000000	$11.547038 $11.171618	833,877.928 232,056.438	130,945.965 10,243.815
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.803072 $10.000000	$12.560096 $11.803072	932,625.503 269,293.365	703,050.297 133,586.501
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.904007 $10.000000	$12.915654 $11.904007	1,147,723.314 401,760.499	417,952.422 143,570.284
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.234562 $10.000000	$10.725270 $11.234562	789,224.421 243,349.442	250,442.413 69,312.739
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.081541 $10.000000	$11.992238 $11.081541	374,891.990 96,971.498	60,819.881 5,164.836
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.928611 $10.000000	$13.100859 $11.928611	1,191,612.284 226,325.742	474,559.936 30,209.211
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.347138 $10.000000	$12.877596 $12.347138	664,468.037 116,986.679	509,792.218 28,735.814
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.722328 $10.000000	$12.281457 $11.722328	344,271.416 59,349.035	350,294.747 4,148.494
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.663753 $10.000000	$10.999388 $10.663753	47,459.645 16,632.257	1,051.756 0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.890633 $10.000000	$9.729250 $9.890633	1,419,900.456 1,727,691.484	391,276.499 293,788.763
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.538127 $10.000000	$9.796865 $9.538127	743,361.179 646,518.867	421,655.821 174,629.578
29

L-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.538127 $10.000000	$9.796865 $9.538127	593,756.936 3,482.845	56,718.188 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.592033 $10.000000	$12.763329 $11.592033	350,201.422 50,867.318	40,531.568 17,393.577
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.678265 $10.000000	$10.677395 $10.678265	1,318,519.902 481,118.236	85,374.412 27,382.182
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2014	$10.580949	$10.905604	5,302,758.711	315,446.914
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.169134 $10.000000	$10.218080 $9.169134	166,490.280 63,241.310	34,995.610 2,843.462
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.548831 $10.000000	$13.551757 $12.548831	220,056.334 87,026.653	79,256.269 12,115.178
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.735537 $10.000000	$13.156025 $11.735537	122,331.076 12,606.972	2,126.419 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.625085 $10.000000	$13.148614 $11.625085	837,321.324 158,057.554	478,670.027 166,792.762
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.090899 $10.000000	$10.319130 $11.090899	321,593.619 86,255.852	69,872.515 50,477.022
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.615904 $10.000000	$14.168189 $13.615904	97,340.585 21,836.602	4,691.635 0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.298900 $10.000000	$12.065997 $12.298900	138,837.629 45,252.660	16,528.296 212.264
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.136615 $10.000000	$12.526940 $12.136615	195,517.665 31,802.685	15,144.463 2,174.061
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.853885 $10.000000	$13.432961 $12.853885	635,617.289 162,884.426	448,300.487 114,130.104
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.902102 $10.000000	$12.848437 $11.902102	57,645.986 13,478.492	3,234.573 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.228868 $10.000000	$10.450790 $11.228868	83,460.367 26,244.915	27,618.553 2,941.474
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.467013 $10.000000	$10.764074 $10.467013	32,717,032.490 11,386,700.818	2,546,744.945 798,390.673
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.218227 $10.000000	$10.577824 $10.218227	3,164,750.174 1,391,501.380	484,640.672 361,354.798
TA Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.947869 $10.000000	$11.196321 $10.947869	15,685,951.390 5,548,339.779	1,812,793.691 691,025.466
TA Voya Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.592554 $10.000000	$10.501600 $10.592554	37,344.493 28,758.068	0.000 0.000
TA Voya Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.177137 $10.000000	$10.019531 $10.177137	10,773.636 1,004.518	0.000 0.000
TA Voya Intermediate Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.544104 $10.000000	$9.934781 $9.544104	528.332 0.000	0.000 0.000
TA Voya Large Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.710233 $10.000000	$13.029776 $11.710233	0.000 0.000	0.000 0.000
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2014 2013	$9.880400 $10.000000	$9.744236 $9.880400	6,141.382 5,410.732	0.000 0.000
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.690449 $10.000000	$12.477854 $11.690449	0.000 0.000	0.000 0.000
TA Voya Moderate Growth Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.998089 $10.000000	$10.891778 $10.998089	2,227.066 422.317	0.000 0.000
TA WMC US Growth - Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$11.943257 $10.000000	$13.020441 $11.943257	222,562.763 80,969.535	24,046.726 0.000

30

L-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.736082 $10.000000	$11.305513 $10.736082	9,290.371 3,341.657	917.060 316.418
AB Growth and Income Portfolio – Class B(4) Subaccount inception date May 1, 2013	2014 2013	$12.000655 $10.000000	$12.920273 $12.000655	42,593.715 21,856.165	0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.182807 $10.000000	$11.575911 $11.182807	95,272.296 40,691.480	891.586 306,167
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.814889 $10.000000	$12.591497 $11.814889	59,543.877 28,219.573	844.039 292.644
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.915942 $10.000000	$12.947953 $11.915942	140,755.081 79,993.089	831.541 292.596
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.245813 $10.000000	$10.752102 $11.245813	43,496.061 24,943.959	893.584 306.855
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.092651 $10.000000	$12.022287 $11.092651	126,709.755 98,079.100	43.027 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.940572 $10.000000	$13.133689 $11.940572	33,327.644 10,840.127	3,996.322 874.845
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.359513 $10.000000	$12.909862 $12.359513	58,450.028 35,108.203	2,230.758 565.913
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.734088 $10.000000	$12.312232 $11.734088	7,080.418 2,394.411	2,184.583 592.605
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.674440 $10.000000	$11.026900 $10.674440	2,728.542 14.971	0.000 0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.900559 $10.000000	$9.753638 $9.900559	484,704.900 384,089.323	177,092.938 20,842.924
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.547700 $10.000000	$9.821416 $9.547700	229,240.493 118,019.127	3,810.112 12,938.796
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.547700 $10.000000	$9.821416 $9.547700	0.000 0.000	0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.603659 $10.000000	$12.795301 $11.603659	24,158.172 3,449.318	4,238.242 1,452.199
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.688977 $10.000000	$10.704160 $10.688977	107,725.203 83,325.946	5,868.073 4,642.464
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29,2014	2014	$10.596743	$10.932929	2,300,269.186	86,264.053
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.178335 $10.000000	$10.243698 $9.178335	28,645.858 15,048.486	3,004.891 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.561405 $10.000000	$13.585709 $12.561405	10,443.257 6,832.618	3,834.095 3,834.403
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.747303 $10.000000	$13.188990 $11.747303	14,794.869 9,473.375	218.572 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.636728 $10.000000	$13.181537 $11.636728	13,718.975 8,222.901	41.054 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.102015 $10.000000	$10.344990 $11.102015	22,115.469 6,050.885	1,140.702 854.495
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.629550 $10.000000	$14.203680 $13.629550	11,736.698 4,582.366	0.000 0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.311215 $10.000000	$12.096220 $12.311215	16,288.672 3,643.075	1,181.460 2,596.771
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2014 2013	$10.215816 $10.000000	$10.360804 $10.215816	10,589.140 911.781	342.550 0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.148774 $10.000000	$12.558326 $12.148774	22,176.975 13,338.672	1,161.765 559.975
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.866763 $10.000000	$13.466613 $12.866763	33,870.139 17,070.291	3,512.824 1,934.378
31

L-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.914030 $10.000000	$12.880606 $11.914030	532.878 557.189	381.096 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.240128 $10.000000	$10.476993 $11.240128	1,634.284 0.000	0.000 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.477507 $10.000000	$10.791045 $10.477507	12,187,086.849 4,153,049.354	927,625.831 87,085.678
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.228484 $10.000000	$10.604339 $10.228484	1,051,554.155 472,504.182	45,757.874 2,335.180
TA Vanguard ETF - Growth - Service Class(3) Subaccount inception date May 1, 2013	2014 2013	$10.958846 $10.000000	$11.224368 $10.958846	6,394,792.700 2,385,027.830	324,414.451 167,039.670
TA Voya Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.603184 $10.000000	$10.527919 $10.603184	10,953.937 3,243.810	0.000 0.000
TA Voya Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.187349 $10.000000	$10.044656 $10.187349	0.000 0.000	0.000 0.000
TA Voya Intermediate Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.553685 $10.000000	$9.959690 $9.553685	0.000 0.000	0.000 0.000
TA Voya Large Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.721983 $10.000000	$13.062424 $11.721983	0.000 0.000	0.000 0.000
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2014 2013	$9.890320 $10.000000	$9.768667 $9.890320	29.485 0.000	0.000 0.000
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.702162 $10.000000	$12.509117 $11.702162	0.000 0.000	0.000 0.000
TA Voya Moderate Growth Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.009120 $10.000000	$10.919078 $11.009120	0.000 0.000	0.000 0.000
TA WMC US Growth - Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$11.955227 $10.000000	$13.053061 $11.955227	20,269.017 2,683.729	3,787.673 3,787.978
X-Share
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.711007 $10.000000	$11.239736 $10.711007	9,000.968 0.000	0.000 0.000
AB Growth and Income Portfolio – Class B(4) Subaccount inception date May 1, 2013	2014 2013	$11.972638 $10.000000	$12.845122 $11.972638	14,836.998 3,032.105	6,465.464 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.156691 $10.000000	$11.508571 $11.156691	124,625.235 75,409.507	0.000 0.000
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.787317 $10.000000	$12.518255 $11.787317	73,729.957 7,390.560	1,139.475 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.888121 $10.000000	$12.872635 $11.888121	47,941.594 4,060.769	8,141.349 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.219555 $10.000000	$10.689533 $11.219555	48,336.863 3,967.271	17,696.639 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.066747 $10.000000	$11.952351 $11.066747	18,827.809 8,454.234	1,481.933 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.912701 $10.000000	$13.057295 $11.912701	48,597.327 5,426.899	25,555.544 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.330676 $10.000000	$12.834781 $12.330676	22,654.386 5,679.391	0.000 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.706687 $10.000000	$12.240598 $11.706687	19,252.996 4,447.118	6,583.318 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.649503 $10.000000	$10.962738 $10.649503	4,503.139 1,379.793	0.000 0.000
32

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.877422 $10.000000	$9.696876 $9.877422	396,217.631 90,198.082	41,382.544 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.525381 $10.000000	$9.764256 $9.525381	95,314.411 210,089.217	3,831.224 12,285.588
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.525381 $10.000000	$9.764256 $9.525381	0.000 0.000	0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.576563 $10.000000	$12.720876 $11.576563	25,568.190 2,148.970	4,000.694 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.664010 $10.000000	$10.641864 $10.664010	55,897.666 7,586.979	19,367.446 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2014	$10.559938	$10.869310	646,604.816	26,566.895
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.156876 $10.000000	$10.184071 $9.156876	55,759.507 11,426.843	1,275.957 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.532091 $10.000000	$13.506693 $12.532091	22,183.400 1,511.133	6,918.076 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.719868 $10.000000	$13.112257 $11.719868	21,009.886 9,743.777	0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.609569 $10.000000	$13.104874 $11.609569	26,566.340 6,008.446	12,734.689 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.076094 $10.000000	$10.284791 $11.076094	71,917.815 22,044.900	553.167 523.863
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.597759 $10.000000	$14.121087 $13.597759	17,616.386 2,073.137	826.178 879.797
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.282490 $10.000000	$12.025854 $12.282490	10,292.833 1,753.473	11,873.757 0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.120421 $10.000000	$12.485262 $12.120421	20,777.098 8,039.206	4,270.387 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.836738 $10.000000	$13.388277 $12.836738	56,661.441 8,070.959	6,878.443 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.886217 $10.000000	$12.805686 $11.886217	17,942.765 6,508.897	7,198.624 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.213892 $10.000000	$10.416026 $11.213892	5,841.191 0.000	548.753 514.886
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.453037 $10.000000	$10.728264 $10.453037	1,381,841.447 493,178.589	137,249.126 11,578.948
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.204584 $10.000000	$10.524635 $10.204584	341,982.745 149,500.111	24,707.544 7,587.017
TA Vanguard ETF - Growth - Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$10.933258 $10.000000	$11.159064 $10.933258	1,124,097.518 526,666.776	474,131.875 309,942.162
TA Voya Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.578410 $10.000000	$10.466655 $10.578410	0.000 0.000	0.000 0.000
TA Voya Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.163544 $10.000000	$9.986188 $10.163544	0.000 0.000	0.000 0.000
TA Voya Intermediate Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.531357 $10.000000	$9.901719 $9.531357	0.000 0.000	0.000 0.000
TA Voya Large Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.694603 $10.000000	$12.986438 $11.694603	0.000 0.000	0.000 0.000
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2014 2013	$9.867211 $10.000000	$9.711830 $9.867211	0.000 0.000	0.000 0.000
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.674848 $10.000000	$12.436351 $11.674848	0.000 0.000	0.000 0.000
TA Voya Moderate Growth Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.983397 $10.000000	$10.855523 $10.983397	0.000 0.000	0.000 0.000
33

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA WMC US Growth - Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$11.927318 $10.000000	$12.977138 $11.927318	40,316.323 3,649.583	0.000 0.000

Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.725322 $10.000000	$11.277288 $10.725322	81,020.802 58,159.861	0.000 0.000
AB Growth and Income Portfolio – Class B(4) Subaccount inception date May 1, 2013	2014 2013	$11.988638 $10.000000	$12.887985 $11.988638	210,244.968 84,301.684	12,929.527 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.171618 $10.000000	$11.547038 $11.171618	84,420.926 28,670.208	0.000 0.000
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.803072 $10.000000	$12.560096 $11.803072	183,200.735 88,512.783	0.000 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.904007 $10.000000	$12.915654 $11.904007	127,507.280 44,091.114	1,191.830 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.234562 $10.000000	$10.725270 $11.234562	117,470.611 31,502.074	15,699.939 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.081541 $10.000000	$11.992238 $11.081541	45,719.731 13,141.248	0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.928611 $10.000000	$13.100859 $11.928611	279,874.719 96,693.583	21,243.648 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.347138 $10.000000	$12.877596 $12.347138	85,846.326 39,168.540	233.954 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.722328 $10.000000	$12.281457 $11.722328	76,688.615 45,387.595	13,110.657 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.663753 $10.000000	$10.999388 $10.663753	16,401.849 5,693.321	0.000 0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.890633 $10.000000	$9.729250 $9.890633	272,381.377 273,237.858	129,198.067 54,116.854
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.538127 $10.000000	$9.796865 $9.538127	268,489.196 304,703.505	39,148.002 17,890.737
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.538127 $10.000000	$9.796865 $9.538127	0.000 0.000	0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.592033 $10.000000	$12.763329 $11.592033	70,215.684 29,345.321	735.115 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.678265 $10.000000	$10.677395 $10.678265	231,604.940 152,276.630	0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2014	$10.580949	$10.905604	1,477,360.858	210,272.067
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.169134 $10.000000	$10.218080 $9.169134	65,088.757 25,062.523	290.463 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.548831 $10.000000	$13.551757 $12.548831	27,832.345 8,425.958	13,767.379 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.735537 $10.000000	$13.156025 $11.735537	46,929.107 20,380.021	0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.625085 $10.000000	$13.148614 $11.625085	179,960.749 41,446.858	14,642.890 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.090899 $10.000000	$10.319130 $11.090899	29,813.216 11,128.316	0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.615904 $10.000000	$14.168189 $13.615904	41,984.642 21,779.951	0.000 0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.298900 $10.000000	$12.065997 $12.298900	51,016.607 20,575.953	244.915 0.000
34

X-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.136615 $10.000000	$12.526940 $12.136615	78,004.681 42,702.022	7,425.367 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.853885 $10.000000	$13.432961 $12.853885	179,964.924 39,600.053	14,129.806 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.902102 $10.000000	$12.848437 $11.902102	22,093.884 6,590.024	14,409.570 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.228868 $10.000000	$10.450790 $11.228868	16,873.801 4,438.711	0.000 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.467013 $10.000000	$10.764074 $10.467013	5,869,627.642 1,726,331.463	328,294.369 116,149.251
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.218227 $10.000000	$10.577824 $10.218227	645,122.969 239,796.021	166,405.891 57,881.192
TA Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.947869 $10.000000	$11.196321 $10.947869	3,576,273.140 969,869.167	496,920.946 210,717.506
TA Voya Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.592554 $10.000000	$10.501600 $10.592554	3,218.372 3,058.727	0.000 0.000
TA Voya Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.177137 $10.000000	$10.019531 $10.177137	0.000 0.000	0.000 0.000
TA Voya Intermediate Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.544104 $10.000000	$9.934781 $9.544104	0.000 0.000	0.000 0.000
TA Voya Large Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.710233 $10.000000	$13.029776 $11.710233	0.000 0.000	0.000 0.000
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2014 2013	$9.880400 $10.000000	$9.744236 $9.880400	0.000 0.000	0.000 0.000
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.690449 $10.000000	$12.477854 $11.690449	0.000 0.000	0.000 0.000
TA Voya Moderate Growth Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.998089 $10.000000	$10.891778 $10.998089	145.754 0.000	0.000 0.000
TA WMC US Growth - Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$11.943257 $10.000000	$13.020441 $11.943257	66,253.371 66,386.607	0.000 0.000

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2014 2013	$10.736082 $10.000000	$11.305513 $10.736082	5,712.878 2,961.832	0.000 0.000
AB Growth and Income Portfolio – Class B(4) Subaccount inception date May 1, 2013	2014 2013	$12.000655 $10.000000	$12.920273 $12.000655	7,292.741 5,060.065	0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.182807 $10.000000	$11.575911 $11.182807	27,674.658 5,460.794	0.000 0.000
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.814889 $10.000000	$12.591497 $11.814889	16,705.093 5,605.280	2,911.497 2,109.894
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.915942 $10.000000	$12.947953 $11.915942	25,761.866 2,342.830	3,655.888 1,063.820
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2014 2013	$11.245813 $10.000000	$10.752102 $11.245813	13,850.687 4,393.718	2,593.533 1,087.418
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.092651 $10.000000	$12.022287 $11.092651	27,202.761 787.780	0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.940572 $10.000000	$13.133689 $11.940572	40,929.381 2,648.529	0.000 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$12.359513 $10.000000	$12.909862 $12.359513	17,024.895 6,157.133	0.000 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2014 2013	$11.734088 $10.000000	$12.312232 $11.734088	2,322.768 329.048	0.000 0.000
35

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2014 2013	$10.674440 $10.000000	$11.026900 $10.674440	0.000 0.000	0.000 0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.900559 $10.000000	$9.753638 $9.900559	225,841.736 165,630.010	47,232.910 5,372.471
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.547700 $10.000000	$9.821416 $9.547700	97,541.816 64,588.028	556.768 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.547700 $10.000000	$9.821416 $9.547700	0.000 0.000	0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.603659 $10.000000	$12.795301 $11.603659	26,922.556 1,618.992	0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.688977 $10.000000	$10.704160 $10.688977	34,490.769 5,947.822	0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2014	$10.596743	$10.932929	575,485.283	38,773.744
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.178335 $10.000000	$10.243698 $9.178335	12,732.147 2,807.881	1,651.335 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.561405 $10.000000	$13.585709 $12.561405	2,945.908 3,295.572	0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.747303 $10.000000	$13.188990 $11.747303	2,074.721 0.000	0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.636728 $10.000000	$13.181537 $11.636728	20,951.676 2,471.024	2,384.885 1,069.548
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.102015 $10.000000	$10.344990 $11.102015	14,411.718 902.411	0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$13.629550 $10.000000	$14.203680 $13.629550	15,492.823 13,726.551	2,463.820 0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.311215 $10.000000	$12.096220 $12.311215	1,233.186 2,596.771	0.000 0.000
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2014 2013	$10.215816 $10.000000	$10.360804 $10.215816	85.504 0.000	0.000 0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.148774 $10.000000	$12.558326 $12.148774	12,120.022 0.000	0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2014 2013	$12.866763 $10.000000	$13.466613 $12.866763	17,924.395 11,818.614	2,306.665 981.351
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.914030 $10.000000	$12.880606 $11.914030	2,080.534 2,317.261	0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.240128 $10.000000	$10.476993 $11.240128	1,195.579 0.000	0.000 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.477507 $10.000000	$10.791045 $10.477507	1,646,991.494 405,855.260	78,713.321 2,193.374
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.228484 $10.000000	$10.604339 $10.228484	428,411.367 298,286.411	16,455.516 15,489.309
TA Vanguard ETF - Growth - Service Class(3) Subaccount inception date May 1, 2013	2014 2013	$10.958846 $10.000000	$11.224368 $10.958846	1,260,467.572 386,346.006	92,786.203 28,550.047
TA Voya Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$10.603184 $10.000000	$10.527919 $10.603184	24,919.498 25,187.878	0.000 0.000
TA Voya Conservative Allocation - Service Class 2014 Subaccount inception date May 1, 2013	2014 2013	$10.187349 $10.000000	$10.044656 $10.187349	1,839.231 1,861.199	0.000 0.000
TA Voya Intermediate Bond - Service Class Subaccount inception date May 1, 2013	2014 2013	$9.553685 $10.000000	$9.959690 $9.553685	0.000 0.000	0.000 0.000
TA Voya Large Cap Growth - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.721983 $10.000000	$13.062424 $11.721983	0.000 0.000	0.000 0.000
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2014 2013	$9.890320 $10.000000	$9.768667 $9.890320	0.000 0.000	0.000 0.000
36

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.702162 $10.000000	$12.509117 $11.702162	0.000 0.000	0.000 0.000
TA Voya Moderate Growth Allocation - Service Class Subaccount inception date May 1, 2013	2014 2013	$11.009120 $10.000000	$10.919078 $11.009120	748.502 737.489	0.000 0.000
TA WMC US Growth - Service Class(5) Subaccount inception date May 1, 2013	2014 2013	$11.955227 $10.000000	$13.053061 $11.955227	4,947.493 0.000	1,361.806 0.000
(1)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	Effective May 1, 2015, AllianceBernstein Balanced Wealth Strategy Portfolio will be renamed AB Balanced Wealth Strategy Portfolio.
(4)	Effective May 1, 2015, AllianceBernstein Growth and Income Portfolio will be renamed AB Growth and Income Portfolio.
(5)	Effective on or about July 1, 2014 TA WMC Diversified Growth was renamed TA WMC US Growth.
The TA American Funds Managed Risk – Balanced, TA Legg Mason Dynamic Allocation – Balanced, TA Aegon Tactical Vanguard ETF – Balanced, TA PIMCO Total Return, Voya Global Perspectives, Voya Large Cap Value, Voya Strategic Allocation Conservative and the Voya Strategic Allocation Moderate had not commenced operation as of December 31, 2014, therefore, comparable data is not available.
37

APPENDIX
Prior Withdrawal and Growth Percentages
The table below identifies the prior percentages for the Retirement Income Max® Rider.
Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
Prior to May 1, 2014	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 3.80% 4.80% 5.80%
May 1, 2014 to February 16, 2015	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 4.00% 5.00% 6.00%
February 17, 2015 to May 1, 2015	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%	0.00% 3.80% 4.80% 5.80%
New York Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
Prior to May 1, 2014	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 3.80% 4.80% 5.80%
May 1, 2014 to March 1, 2015	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 4.00% 5.00% 6.00%
March 2, 2015 to May 1, 2015	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%	0.00% 3.80% 4.80% 5.80%
Growth Percentages
Date	Percentage
Prior to May 1, 2014	5.00%
May 1, 2014 to May 1, 2015	5.50%
38

FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Transamerica Life Insurance Company

Years Ended December 31, 2014, 2013 and 2012

Transamerica Life Insurance Company

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2014, 2013 and 2012

Independent Auditor’s Report

To the Board of Directors of

Transamerica Life Insurance Company

We have audited the accompanying statutory financial statements of Transamerica Life Insurance Company, which comprise the statutory balance sheet as of December 31, 2014, and the related statutory statements of operations and changes in capital and surplus, and cash flows for the year then ended.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on the financial statements based on our audit. We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

1

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31,2014, or the results of its operations or its cash flows for the year then ended.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2014, and the results of its operations and its cash flows for the year then ended, in accordance with the accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa described in Note 1.

Other Matter

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The accompanying Summary of Investments-Other than Investments in Related Parties, Supplementary Insurance Information, and Reinsurance Schedules as of December 31, 2014 and for the year then ended are presented for purposes of additional analysis and are not a required part of the financial statements. The Summary of Investments-Other than Investments in Related Parties, Supplementary Insurance Information, and Reinsurance Schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The effects on the Summary of Investments-Other than Investments in Related Parties, Supplementary Insurance Information, and Reinsurance Schedules of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material. As a consequence, the Summary of Investments-Other than Investments in Related Parties, Supplementary Insurance Information, and Reinsurance Schedules do not present fairly, in conformity with accounting principles generally accepted in the United States of America, such information of the Company as of December 31, 2014 and for the year then ended. The Summary of Investments-Other than Investments in Related Parties, Supplementary Insurance Information, and Reinsurance Schedules have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the of Summary Investments-Other than Investments in Related Parties, Supplementary Insurance Information, and Reinsurance Schedules are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

/s/ Pricewaterhouse Coopers LLP

Chicago, Illinois

April 24, 2015

2

Report of Independent Auditors

The Board of Directors

Transamerica Life Insurance Company

We have audited the accompanying statutory-basis financial statements of Transamerica Life Insurance Company, which comprise the balance sheet as of December 31, 2013 and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the two years in the period ended December 31, 2013, and the related notes to the financial statements. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Management also is responsible for the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1, to meet the requirements of Iowa the financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles are described in Note 1. The effects on the accompanying financial statements of these variances are not reasonably determinable but are presumed to be material.

3

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Transamerica Life Insurance Company at December 31, 2013, or the results of its operations or its cash flows for each of the two years in the period ended December 31, 2013.

Opinion on Statutory-Basis of Accounting

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Life Insurance Company at December 31, 2013 and the results of its operations and its cash flows for each of the two years in the period ended December 31, 2013 in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

Ernst & Young

April 25, 2014

4

Transamerica Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2014	2013
Admitted assets
Cash and invested assets:
Cash, cash equivalents and short-term investments	$3,166,261	$1,987,142
Bonds:
Affiliated entities	69,250	34,550
Unaffiliated entities	34,373,251	36,152,281
Preferred stocks:
Affiliated entities	7,162	7,162
Unaffiliated entities	114,030	132,631
Common stocks:
Affiliated entities (cost: 2014 - $1,178,332; 2013 - $952,237)	1,818,833	1,453,290
Unaffiliated entities (cost: 2014 - $118,570; 2013 - $124,346)	134,459	174,006
Mortgage loans on real estate	5,397,131	5,636,535
Real estate, at cost less accumulated depreciation (2014 - $40,583; 2013 - $37,450)
Home office properties	66,132	68,008
Investment properties	7,255	6,599
Properties held for sale	6,465	3,841
Policy loans	656,132	687,569
Receivables for securities	3,126	135
Securities lending reinvested collateral assets	2,858,180	3,182,425
Derivatives	1,033,680	364,307
Collateral balance	413	6,626
Other invested assets	1,668,627	2,017,036

Total cash and invested assets	51,380,387	51,914,143
Accrued investment income	438,632	451,834
Cash surrender value of life insurance policies	333,249	325,576
Premiums deferred and uncollected	176,665	130,831
Current federal income tax recoverable	—	71,861
Net deferred income tax asset	663,621	621,446
Reinsurance receivable	239,493	140,529
Receivable from parent, subsidiaries and affiliates	154,966	30,968
Accounts receivable	246,496	276,529
General agents pension fund	50,472	49,480
Reinsurance deposit receivable	190,564	178,513
Amounts incurred under modified coinsurance agreement	13,259	23,764
Goodwill	13,269	20,484
Other assets	10,815	19,945
Separate account assets	70,574,605	61,020,160

Total admitted assets	$124,486,493	$115,276,063

5

Transamerica Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2014	2013
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$14,987,579	$15,230,889
Annuity	16,342,622	15,055,747
Accident and health	3,959,873	3,813,084
Policy and contract claim reserves:
Life	271,623	265,018
Accident and health	207,826	177,536
Liability for deposit-type contracts	3,057,054	3,722,996
Other policyholders’ funds	20,169	21,462
Federal income taxes payable	9,953	—
Municipal reverse repurchase agreements	89,271	88,979
Remittances and items not allocated	296,015	421,501
Case level liability	1,858	2,685
Payable for derivative cash collateral	1,244,697	385,440
Asset valuation reserve	725,110	858,072
Interest maintenance reserve	1,079,338	787,475
Funds held under reinsurance treaties	2,762,550	5,363,800
Reinsurance in unauthorized reinsurers	281	445
Commissions and expense allowances payable on reinsurance assumed	30,545	39,546
Payable to parent, subsidiaries and affiliates	9,820	20,926
Payable for securities	1,638	16,680
Payable for securities lending	2,858,180	3,182,425
Borrowed money	458,456	209,442
Transfers from separate accounts due or accrued (including $(1,540,831) and $(1,230,598) accrued for expense allowances recognized in reserves, net of reinsurance allowances at December 31, 2014 and 2013, respectively)	(1,542,561)	(1,206,171)
Amounts withheld or retained	193,645	184,022
Derivatives	725,892	794,550
Other liabilities	395,022	201,421
Separate account liabilities	70,464,700	60,920,240

Total liabilities	118,651,156	110,558,210
Capital and surplus:
Common stock, $10 per share par value, 1,000,000 shares authorized, 676,190 issued and outstanding at December 31, 2014 and 2013	6,762	6,762
Preferred stock, Series A, $10 per share par value, 42,500 shares authorized and issued (total liquidation value - $58,000) at December 31, 2014 and 2013; Series B, $10 per share par value, 250,000 shares authorized, 117,154 shares issued and 117,154 shares outstanding (total liquidation value -$1,171,540) at December 31, 2014 and 2013	1,597	1,597
Treasury stock, Series A Preferred, $10 per share par value, 42,500 shares as of December 31, 2014 and 2013	(58,000)	(58,000)
Surplus notes	150,000	150,000
ACA section 9010 estimated assessment	(568)	—
Paid-in surplus	3,380,503	3,374,951
Unassigned surplus	2,355,043	1,242,543

Total capital and surplus	5,835,337	4,717,853

Total liabilities and capital and surplus	$124,486,493	$115,276,063

See accompanying notes.

6

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2014	2013	2012
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$2,296,846	$1,281,088	$1,147,190
Annuity	16,651,064	13,493,424	9,948,086
Accident and health	(3,121,087)	760,723	711,538
Net investment income	2,282,489	2,394,136	2,729,527
Amortization of interest maintenance reserve	36,327	43,674	31,284
Commissions and expense allowances on reinsurance ceded	62,572	555,759	504,373
Income from fees associated with investment management, administration and contract guarantees for separate accounts	978,879	759,484	603,433
Reserve adjustment on reinsurance ceded	3,765,251	(82,824)	(2,160,914)
IMR adjustment due to reinsurance	—	(1,535)	63,262
Consideration received on reinsurance recapture and novations	176,620	244,825	43,455
Income from administrative service agreement with affilate	124,653	96,209	74,457
Other income	95,449	100,385	72,054

	23,349,063	19,645,348	13,767,745
Benefits and expenses:
Benefits paid or provided for:
Life benefits	1,255,297	1,106,251	940,593
Accident and health benefits	592,908	534,396	494,903
Annuity benefits	1,088,046	1,061,005	1,067,932
Surrender benefits	7,878,481	6,567,152	5,930,279
Other benefits	132,688	163,164	195,827
Increase (decrease) in aggregate reserves for policies and contracts:
Life	(218,561)	406,341	18,775
Annuity	1,287,317	(811,515)	(770,871)
Accident and health	146,789	134,648	150,798

	12,162,965	9,161,442	8,028,236
Insurance expenses:
Commissions	1,439,187	1,273,297	1,094,907
General insurance expenses	796,637	742,876	660,695
Taxes, licenses and fees	120,116	89,585	89,428
Net transfers to separate accounts	8,510,556	7,252,579	3,033,966
Change in case level liability	(827)	(1,011)	(1,284)
Consideration paid on reinsurance recapture transactions	67,769	—	—
Reinsurance transaction—modco reserve adjustment on reinsurance assumed	(243,577)	(234,885)	(205,194)
Other expenses	299,801	301,162	46,754

	10,989,662	9,423,603	4,719,272

Total benefits and expenses	23,152,627	18,585,045	12,747,508

Gain from operations before dividends to policyholders, federal income tax expense (benefit) and net realized capital gains (losses) on investments	$196,436	$1,060,303	$1,020,237

7

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2014	2013	2012
Dividends to policyholders	$8,045	$8,579	$8,651

Gain from operations before federal income tax expense (benefit) and net realized capital gains (losses) on investments	188,391	1,051,724	1,011,586
Federal income tax expense (benefit)	236,081	(288,531)	(162,504)

(Loss) Gain from operations before net realized capital gains (losses) on investments	(47,690)	1,340,255	1,174,090
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve)	281,244	(1,282,720)	(382,526)

Net income	$233,554	$57,535	$791,564

See accompanying notes.

8

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

				Aggregate
				Write-ins
				for Other				Total
	Common	Preferred	Treasury	than Special	Surplus	Paid-in	Unassigned	Capital and
	Stock	Stock	Stock	Surplus Funds	Notes	Surplus	Surplus	Surplus
Balance at January 1, 2012	$6,762	$1,597	$(58,000)	$432,568	$150,000	$3,326,311	$1,262,404	$5,121,642
Net Income	—	—	—	—	—	—	791,564	791,564
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	—	2	2
Change in net unrealized foreign exchange gains/losses, net of tax	—	—	—	—	—	—	9,563	9,563
Change in net deferred income tax asset	—	—	—	—	—	—	(105,935)	(105,935)
Change in other nonadmitted assets	—	—	—	—	—	—	49,645	49,645
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	—	9,087	9,087
Change in reserve on account of change in valuation basis	—	—	—	—	—	—	973	973
Change in asset valuation reserve	—	—	—	—	—	—	(36,401)	(36,401)
Change in surplus in separate accounts	—	—	—	—	—	—	8,197	8,197
Change in surplus as a result of reinsurance	—	—	—	—	—	—	(34,731)	(34,731)
Dividends to stockholders	—	—	—	—	—	—	(300,000)	(300,000)
Correction of error—IMR adjustment	—	—	—	—	—	—	(8,889)	(8,889)
Correction of error—claim waiver adjustment	—	—	—	—	—	—	(20,341)	(20,341)
Correction of error—reinsurance IMR gain deferral	—	—	—	—	—	—	(33,567)	(33,567)
Change in admitted deferred tax asset pursuant to SSAP No. 101	—	—	—	(432,568)	—	—	432,568	—
Long-term incentive compensation	—	—	—	—	—	19,754	—	19,754

Balance at December 31, 2012	$6,762	$1,597	$(58,000)	$—	$150,000	$3,346,065	$2,024,139	$5,470,563

9

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

							Total
	Common	Preferred	Treasury	Surplus	Paid-in	Unassigned	Capital and
	Stock	Stock	Stock	Notes	Surplus	Surplus	Surplus
Balance at December 31, 2012	$6,762	$1,597	$(58,000)	$150,000	$3,346,065	$2,024,139	$5,470,563
Net income	—	—	—	—	—	57,535	57,535
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	(332,167)	(332,167)
Change in net unrealized foreign exchange gains/losses, net of tax	—	—	—	—	—	(12,070)	(12,070)
Change in net deferred income tax asset	—	—	—	—	—	32,931	32,931
Change in other nonadmitted assets	—	—	—	—	—	(252,549)	(252,549)
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	68	68
Change in asset valuation reserve	—	—	—	—	—	57,808	57,808
Change in surplus in separate accounts	—	—	—	—	—	23,962	23,962
Change in surplus as a result of reinsurance	—	—	—	—	—	(172,114)	(172,114)
Dividends to stockholders	—	—	—	—	—	(150,000)	(150,000)
Correction of error—AG 38 reserve adjustment	—	—	—	—	—	(35,000)	(35,000)
Long-term incentive compensation	—	—	—	—	28,886	—	28,886

Balance at December 31, 2013	$6,762	$1,597	$(58,000)	$150,000	$3,374,951	$1,242,543	$4,717,853

10

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

				Aggregate
				Write-ins				Total
	Common	Preferred	Treasury	for Special	Surplus	Paid-in	Unassigned	Capital and
	Stock	Stock	Stock	Surplus Funds	Notes	Surplus	Surplus	Surplus
Balance at December 31, 2013	$6,762	$1,597	$(58,000)	$—	$150,000	$3,374,951	$1,242,543	$4,717,853
Net income	—	—	—	—	—	—	233,554	233,554
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	—	898,746	898,746
Change in net unrealized foreign exchange capital gains/losses, net of tax	—	—	—	—	—	—	(11,686)	(11,686)
Change in net deferred income tax asset	—	—	—	—	—	—	(296,283)	(296,283)
Change in other nonadmitted assets	—	—	—	—	—	—	339,334	339,334
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	—	164	164
Change in reserve on account of change in valuation basis	—	—	—	—	—	—	24,749	24,749
Change in asset valuation reserve	—	—	—	—	—	—	132,962	132,962
Change in surplus in separate accounts	—	—	—	—	—	—	10,402	10,402
Change in surplus as a result of reinsurance	—	—	—	—	—	—	233,782	233,782
ACA section 9010 estimated assessment	—	—	—	(568)	—	—	568	—
Dividends to stockholders	—	—	—	—	—	—	(400,000)	(400,000)
Correction of error—reinsurance adjustment	—	—	—	—	—	—	(53,792)	(53,792)
Long-term incentive compensation	—	—	—	—	—	5,552	—	5,552

Balance at December 31, 2014	$6,762	$1,597	$(58,000)	$(568)	$150,000	$3,380,503	$2,355,043	$5,835,337

See accompanying notes.

11

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2014	2013	2012
Operating activities
Premiums collected, net of reinsurance	$15,777,234	$15,526,495	$11,814,188
Net investment income received	2,274,178	2,401,849	2,671,763
Miscellaneous income (expense)	5,244,111	1,257,207	(976,256)
Benefit and loss related payments	(10,886,748)	(9,398,383)	(8,664,812)
Net transfers to separate accounts	(8,823,507)	(5,937,543)	(4,796,312)
Commissions, expenses paid and aggregate write-ins for deductions	(1,298,584)	(4,150,135)	(278,351)
Dividends paid to policyholders	(8,250)	(8,782)	(9,263)
Federal and foreign income taxes recovered	(268,154)	152,345	188,989

Net cash provided by (used in) operating activities	2,010,280	(156,947)	(50,054)
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	7,978,775	7,346,483	10,121,509
Common stocks	66,692	65,723	52,538
Preferred stocks	38,754	13,742	59,805
Mortgage loans	1,018,215	1,070,214	1,468,644
Real estate and properties held for sale	3,441	3,900	19,355
Other invested assets	631,172	599,468	486,960
Receivable for securities	—	10,656	24,450
Securities lending reinvested collateral assets	324,244	—	1,360,086
Derivatives	255,580	—	—
Miscellaneous proceeds	64,538	24,164	27,906

Total investment proceeds	10,381,411	9,134,350	13,621,253
Costs of investments acquired:
Bonds	(5,926,199)	(6,800,695)	(6,763,489)
Common stocks	(287,009)	(11,041)	(59,779)
Preferred stocks	(19,994)	(36,314)	(25,851)
Mortgage loans	(788,162)	(956,947)	(373,806)
Real estate and properties held for sale	(5,716)	(2,998)	(2,894)
Other invested assets	(181,217)	(191,522)	(251,237)
Payable for securities	(18,033)	—	—
Derivatives	—	(1,312,329)	(508,177)
Securities lending reinvested collateral assets	—	(1,022,207)	—
Miscellaneous applications	(49,869)	(816)	(1,666)

Total cost of investments acquired	(7,276,199)	(10,334,869)	(7,986,899)
Net decrease in policy loans	31,436	21,225	18,890

Net cost of investments acquired	(7,244,763)	(10,313,644)	(7,968,009)

Net cash provided by (used in) investing activities	3,136,648	(1,179,294)	5,653,244

12

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2014	2013	2012
Financing and miscellaneous activities
Net withdrawals on deposit-type contract funds and other liabilities without life or disability contingencies	$(625,338)	$(1,558,971)	$(825,256)
Net change in:
Borrowed funds	248,257	123,544	85,269
Funds held under reinsurance treaties with unauthorized reinsurers	(2,874,426)	(737,894)	(2,057,558)
Receivable from parent, subsidiaries and affiliates	(123,998)	20,278	102,917
Payable to parent, subsidiaries and affiliates	(11,106)	13,681	(235,867)
Payable for securities lending	(324,244)	1,022,207	(1,360,086)
Other cash provided	157,727	205,732	257,041
Dividends paid to stockholders	(400,000)	(150,000)	(300,000)
Capital contribution received	(14,681)	(1,296)	—

Net cash used in financing and miscellaneous activities	(3,967,809)	(1,062,719)	(4,333,540)

Net increase (decrease) in cash, cash equivalents and short-term investments	1,179,119	(2,398,960)	1,269,650
Cash, cash equivalents and short-term investments:
Beginning of year	1,987,142	4,386,102	3,116,452

End of year	$3,166,261	$1,987,142	$4,386,102

See accompanying notes.

13

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

December 31, 2014

1. Organization and Summary of Significant Accounting Policies

Transamerica Life Insurance Company (the Company) is a stock life insurance company owned by Transamerica Corporation (74.01% of preferred shares), AEGON USA, LLC (AEGON) (25.99% of preferred shares) and Transamerica International Holdings, Inc. (TIHI) (100% of common shares). TIHI is a direct, wholly owned subsidiary of AEGON. Both Transamerica Corporation and AEGON are indirect, wholly owned subsidiaries of Aegon N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, structured settlements, pension products and reinsurance, as well as a broad line of single fixed and flexible premium annuity products, guaranteed interest contracts and funding agreements. In addition, the Company offers group life, universal life, credit life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia, Guam, Puerto Rico and US Virgin Islands. Sales of the Company’s products are primarily through a network of agents, brokers and financial institutions.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in earnings for those designated as trading and as a separate component of other comprehensive income (OCI) for those designated as available-for-sale. Fair value for GAAP is based on indices, third party pricing services, brokers, external fund managers and internal models. For statutory reporting, the NAIC allows insurance companies to report the fair value determined by the Securities Valuation Office of the NAIC (SVO) or determine the fair value by using a permitted valuation method.

14

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If the fair value of the mortgage-backed/asset-backed security is less than amortized cost, an entity shall assess whether the impairment is other-than-temporary. An other-than-temporary impairment (OTTI) is considered to have occurred if the fair value of the mortgage-backed/asset-backed security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis. An OTTI is also considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security.

If it is determined an OTTI has occurred as a result of the cash flow analysis, the security is written down to the discounted estimated future cash flows. If an OTTI has occurred due to intent to sell or lack of intent and ability to hold, the security is written down to fair value.

For GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If high credit quality securities are adjusted, the retrospective method is used. If it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the OTTI is recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the impairment date. If the entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery, the OTTI should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in OCI, net of applicable taxes.

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under GAAP, the effective and ineffective

15

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

portions of a single hedge are accounted for separately, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of OCI rather than to income as required for fair value hedges, and an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value.

Derivative instruments are also used in replication (synthetic asset) transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value, with the changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances are established for mortgage loans, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five year bands. That net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

16

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The AVR provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, incremental costs directly related to the successful acquisition of traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Value of Business Acquired: Under GAAP, value of business acquired (VOBA) is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future contracts and contract changes, premiums, mortality and morbidity, separate account performance, surrenders, operation expenses, investment returns, nonperformance risk adjustment and other factors. VOBA is not recognized under NAIC SAP.

Separate Accounts with Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Nonadmitted Assets: Certain assets designated as “nonadmitted”, primarily net deferred tax assets and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual (NAIC SAP), are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent that they are not impaired.

17

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received. Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk and guaranteed interest in group annuity contracts are recorded directly to a policy reserve account using deposit accounting, without recognizing premium income or benefits expense. Interest on these policies is reflected in other benefits. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: Any reinsurance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances would be established for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Losses associated with an indemnity reinsurance transaction are reported within income when incurred rather than being deferred and amortized over the remaining life of the underlying reinsured contracts as would be required under GAAP.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Under GAAP, for certain reinsurance agreement whereby assets are retained by the ceding insurer (such as funds withheld or modified coinsurance) and a return is paid based on the performance of underlying investments, the liabilities for these reinsurance arrangements must be adjusted to reflect the fair value of the invested assets. The NAIC SAP does not contain a similar requirement.

18

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Deferred Income Taxes: The Company computes deferred income taxes in accordance with Statement of Statutory Accounting Principle (SSAP) No. 101, Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10. Under SSAP No. 101, admitted adjusted deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the amount of adjusted gross deferred income tax assets expected to be realized within three years limited to an amount that is no greater than 15% of current period’s adjusted statutory capital and surplus, plus 3) the amount of remaining adjusted gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities after considering the character (i.e., ordinary versus capital) and reversal patterns of the deferred tax assets and liabilities. The remaining adjusted deferred income tax assets are nonadmitted.

Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in all future years, and a valuation allowance is established for deferred income tax assets not realizable.

Goodwill: Goodwill is admitted subject to an aggregate limitation of ten percent of the capital and surplus in the most recently filed annual statement excluding electronic data processing equipment, operating system software, net deferred income tax assets and net positive goodwill. Excess goodwill is nonadmitted. Goodwill is amortized over ten years. Under GAAP, goodwill is measured as the excess of the consideration transferred plus the fair value of any noncontrolling interest in the acquiree at the acquisition date as compared to the fair values of the identifiable net assets acquired. Goodwill is not amortized but is assessed for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies as would be required under GAAP.

Surplus Notes: Surplus notes are reported as surplus rather than as liabilities as would be required under GAAP.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

19

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Securities Lending Assets and Liabilities: For securities lending programs, cash collateral received which may be sold or repledged by the Company is reflected as a one-line entry on the balance sheet (securities lending reinvested collateral assets) and a corresponding liability is established to record the obligation to return the cash collateral. Collateral received which may not be sold or repledged is not recorded on the Company’s balance sheet. Under GAAP, the reinvested collateral is included within invested assets (i.e. it is not one-line reported).

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

Other significant accounting policies are as follows:

Investments

Investments in bonds, except those to which the SVO has ascribed an NAIC designation of 6, are reported at amortized cost using the interest method.

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. These securities meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost or fair value based upon their NAIC rating.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments, except for those with an initial NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

The Company closely monitors below investment grade holdings and those investment grade issuers where the Company has concerns. The Company also regularly monitors industry sectors. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value. Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis. If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. For structured securities, cash flow trends and underlying levels of collateral are monitored. The Company will record a charge to the statement of operations to the extent that these securities are determined to be other-than-temporarily impaired.

20

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Investments in both affiliated and unaffiliated preferred stocks in good standing are reported at cost or amortized cost. Investments in preferred stocks not in good standing are reported at the lower of cost or fair value, and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Common stocks of unaffiliated companies, which include shares of mutual funds, are reported at fair value and the related net unrealized capital gains or losses are reported in unassigned surplus along with any adjustment for federal income taxes.

If the Company determines that a decline in the fair value of a common stock or a preferred stock is other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers the following factors in determining whether a decline in value is other-than-temporary: (a) the financial condition and prospects of the issuer; (b) whether or not the Company has made a decision to sell the investment; and (c) the length of time and extent to which the value has been below cost.

Common stocks of affiliated insurance subsidiaries are reported based on underlying statutory equity plus the admitted portion of goodwill. Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses, reported in unassigned surplus along with any adjustment for federal income taxes.

The Company is restricted to trading Primus Guaranty, Ltd (Primus) a common stock holding, due to its ownership interest, which would require special securities filings prior to executing any purchase or sale transactions in regard to these securities. The Company’s interest in Primus does not meet the definition of an affiliate, and is therefore accounted for as an unaffiliated common stock investment. The carrying amount in Primus, which is carried at fair value, as of December 31, 2014 and 2013 was $1,242 and $45,463, respectively.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

21

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

Land is reported at cost. Real estate occupied by the Company is reported at depreciated cost net of encumbrances. Real estate held for the production of income is reported at depreciated cost net of related obligations. Real estate that the Company classifies as held for sale is measured at lower of carrying amount or fair value less cost to sell. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties. The Company recognizes an impairment loss if the Company determines that the carrying amount of the real estate is not recoverable and exceeds its fair value. The Company deems that the carrying amount of the asset is not recoverable if the carrying amount exceeds the sum of undiscounted cash flows expected to result from the use and disposition. The impairment loss is measured as the amount by which the asset’s carrying value exceeds its fair value.

Policy loans are reported at unpaid principal balances.

The Company has minority ownership interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying audited GAAP equity of the investee. For a decline in the fair value of an investment in a joint venture or limited partnership which is determined to be other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers an impairment to have occurred if it is probable that the Company will be unable to recover the carrying amount of the investment or if there is evidence indicating inability of the investee to sustain earnings which would justify the carrying amount of the investment.

Investments in Low Income Housing Tax Credit (LIHTC) properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company. Tax credits are carried at amortized cost. The carrying value is amortized over the life of the investment. Amortization is calculated as a ratio of the current year tax credits and tax benefits compared to the total expected tax credits and tax benefits over the life of the investment.

Other “admitted assets” are valued principally at cost, as required or permitted by Iowa Insurance Laws.

22

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Income is also not accrued when collection is uncertain. In addition, accrued interest is excluded from investment income when payment exceeds 90 days past due. At December 31, 2014 and 2013, the Company excluded investment income due and accrued of $1,819 and $1,393, respectively, with respect to such practices.

For dollar repurchase agreements, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company.

Derivative Instruments

Overview: The Company may use various derivative instruments (options, caps, floors, swaps, foreign currency forwards and futures) to manage risks related to its ongoing business operations. On the transaction date of the derivative instrument, the Company designates the derivative as either (A) hedging (fair value, foreign currency fair value, cash flow, foreign currency cash flow, forecasted transactions or net investment in a foreign operation), (B) replication, (C) income generation or (D) held for other investment/risk management activities, which do not qualify for hedge accounting under SSAP No. 86, Accounting for Derivative Instruments and Hedging Activities.

Derivative instruments used in hedging relationships are accounted for on a basis that is consistent with the hedged item (amortized cost or fair value). Derivative instruments used in replication relationships are accounted for on a basis that is consistent with the cash instrument and the replicated asset (amortized cost or fair value). Derivative instruments used in income generation relationships are accounted for on a basis that is consistent with the associated covered asset or underlying interest to which the derivative indicates (amortized cost or fair value). Derivative instruments held for other investment/risk management activities receive fair value accounting.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

23

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of ‘A’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets instead.

Instruments: Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged at each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Interest rate basis swaps are used in the overall asset/liability management process to modify the interest rate characteristics of the underlying liability to mitigate the basis risk of assets and liabilities resetting on different indices. These interest rate swaps generally provide for the exchange of the difference between a floating rate on one index to a floating rate of another index, based upon an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged at each due date. Swaps meeting hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

24

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Cross currency swaps are utilized to mitigate risks when the Company holds foreign denominated assets or liabilities, therefore converting the asset or liability to a U.S. dollar (USD) denominated security. These cross currency swap agreements involve the exchange of two principal amounts in two different currencies at the prevailing currency rate at contract inception. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually where the terms of the swap must meet the terms of the hedged instrument. For swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract, and the foreign currency translation adjustment is recorded as unrealized gain/loss in unassigned surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

Total return swaps are used in the asset/liability management process to mitigate the risk created when the company has issued minimum guarantee insurance contracts linked to an index. These total return swaps generally provide for the exchange of the difference between fixed leg (tied to an equity or interest rate index) and floating leg (tied to LIBOR) amounts based on an underlying notional amount (also tied to the underlying index). Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Variance swaps are used in the asset/liability management process to mitigate the gamma risk created when the Company has issued minimum guarantee insurance contracts linked to an index. These variance swaps are similar to volatility options where the underlying index provides for the market value movements. Variance swaps do not accrue interest. Typically, no cash is exchanged at the outset of initiating the variance swap, and a single receipt or payment occurs at the maturity or termination of the contract. The variance swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

25

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Futures contracts are used to hedge the liability risk associated when the Company issues products providing the customer a return based on various global equity market indices. Futures are marked to market on a daily basis whereby a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements.

Collars are used in the asset/liability management process to mitigate the residual risk created when the company has issued minimum guarantee insurance contracts linked to an index. These collars are similar to options where the underlying index provides for the market value movements. The collars do not accrue interest. Typically, no cash is exchanged at the onset, and a single receipt or payment occurs at the maturity or termination of the contract. Collars that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Collars that do not meet hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus. Collars only pertain to positions held as of December 31, 2013.

Caps are used in the asset/liability management process to mitigate the interest rate risk created due to a rapidly rising interest rate environment. The caps are similar to options where the underlying interest rate index provides for the market value movements. The caps do not accrue interest until the interest rate environment exceeds the caps strike rate. Cash is exchanged at the onset, and a single receipt or payment occurs at the maturity or termination of the contract. Caps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Caps that do not meet hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current forward rate. The accrual of income begins at the forward date, rather than at the inception date. These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and used to adjust the basis of the asset purchased in the hedged forecasted period. The basis adjustment is then amortized into income as a yield adjustment to the asset over its life.

26

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company issues fixed liabilities that have a guaranteed minimum crediting rate. The Company uses receiver swaption, whereby the swaption is designed to generate cash flows to offset lower yields on assets during a low interest rate environment. The Company pays a single premium at the beginning of the contract that is amortized throughout the life of the swaption. These swaptions are carried at fair value with fair value adjustments recorded in unassigned surplus.

The Company invests in domestic corporate debt securities denominated in U.S. dollars. If the issuers of these debt obligations fail to make timely payments, the value of the investment declines materially. The Company manages credit default risk through the purchase of credit default swaps. As the buyer of credit default protection, the Company will pay a premium to an approved counterparty in exchange for a contingent payment should a defined credit event occur with respect to the underlying reference entity or asset. Typically, the periodic premium or fee is expressed in basis points per notional. Generally, the premium payment for default protection is made periodically, although it may be paid as an up-front fee for short dated transactions. Should a credit event occur, the Company may be required to deliver the reference asset to the counterparty for par. Alternatively, settlement may be in cash. These credit default swaps are carried on the balance sheet at amortized cost. Premium payments made by the Company are recognized as investment expense. If the Company is unable to prove hedge effectiveness, the credit default swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds or sovereign debt by combining a highly rated security as a cash component with a credit default swap which, in effect, converts the high quality asset into an investment grade corporate asset or a sovereign debt. The benefits of using the swap market to replicate credit include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame. Generally, a premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss.

The Company replicates hybrid fixed to floating treasuries by combining a U.S. Treasury cash component with a forward starting swap which, in effect, converts a fixed U.S. Treasury into a hybrid fixed to floating treasury. The purpose of these replications is to aid duration matching between the treasuries and the supported liabilities. Generally these swaps are carried at amortized cost with periodic interest payments beginning at a future date. Any early terminations are recognized as capital gains or losses. The Company complies with the specific rules established in AVR for replication transactions.

27

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company holds some warrants linked to an Argentina Government GDP as part of an authorized workout from the Argentina Brady Bonds. The Company was put into these warrants and did not voluntarily convert into these types of instruments. The Company does not have any downside risk to the warrants, and only receives a payment if the GDP is above a specific threshold. These swaps are marked to fair value in the balance sheet and the fair value adjustment is recorded in capital and surplus.

Separate Accounts

The majority of the separate accounts held by the Company, primarily for individual policyholders as well as for group pension plans, do not have any minimum guarantees, and the investment risks associated with fair value changes are borne by the policyholder. The assets in the accounts, carried at estimated fair value, consist of underlying mutual fund shares, common stocks, long-term bonds and short-term investments.

Certain other separate accounts held by the Company provide a minimum guaranteed return of 3% of the average investment balance to policyholders. The assets consist of long-term bonds and short-term investments which are carried at amortized cost.

Assets held in trust for purchases of variable universal life and annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at fair value. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The investment risks associated with fair value changes of the separate accounts are borne entirely by the policyholders except in cases where minimum guarantees exist. The Company received variable contract premiums of $13,127,468, $12,450,327 and $9,341,436 in 2014, 2013 and 2012, respectively. In addition, the Company received $978,879, $759,484 and $603,433 in 2014, 2013 and 2012, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Surplus funds transferred from the general account to the separate accounts, commonly referred to as seed money, and earnings accumulated on seed money are reported as surplus in the separate accounts until transferred or repatriated to the general account. The transfer of such funds between the separate account and the general account is reported as surplus contributed or withdrawn during the year.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

28

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the date of death.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioner’s Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioner’s Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioner’s Reserve Valuation Method.

Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Generally, mean reserves are determined by computing the regular mean reserve for the plan at the true age and holding, in addition, one-half (1/2) of the extra premium charge for the year. For certain flexible premium and fixed premium universal life insurance products, reserves are calculated utilizing the Commissioner’s Reserve Valuation Method for universal life policies and recognizing any substandard ratings.

Deferred annuity reserves are calculated according to the Commissioner’s Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.00 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioner’s Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

29

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined primarily by formula.

During 2012, the Company reported a decrease in reserves, net of reinsurance, on account of a change in valuation basis of $1,381 due to changing from the 1980 CSO mortality table to the minimum valuation standard of the 2001 CSO mortality table for a block of joint life universal life with secondary guarantee policies. Partially offsetting this decrease was a $408 increase in reserves on account of a change in valuation basis due to coding in the reserve valuation system reserves which had been held constant since 2008 for paid-up additions on a block of participating policies. The net decrease in reserves of $973 due to the changes in valuation bases has been credited directly to unassigned surplus.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements and other annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance and are not reported as premiums, benefits or changes in reserves in the statement of operations.

The Company issues certain funding agreements with well-defined class-based annuity purchase rates defining either specific or maximum purchase rate guarantees. However, these funding agreements are not issued to or for the benefit of an identifiable individual or group of individuals. These contracts are classified as deposit-type contracts in accordance with SSAP No. 50.

Municipal Repurchase Agreements

Municipal repurchase agreements are investment contracts issued to municipalities that pay either a fixed or floating rate of interest on the guaranteed deposit balance. The floating interest rate is based on a market index. The related liabilities are equal to the policyholder deposit and accumulated interest on the contract.

30

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

These municipal repurchase agreements require a minimum of 95% of the fair value of the securities transferred to be maintained as collateral.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the related policies. Consideration received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting and recorded directly to an appropriate policy reserve account, without recognizing premium revenue.

Claims and Claim Adjustment Expense

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business.

Activity in the liability for unpaid claims and related processing costs net of reinsurance is summarized as follows:

	Unpaid Claims
	Liability			Unpaid Claims
	Beginning	Claims	Claims	Liability End
	of Year	Incurred	Paid	of Year
Year ended December 31, 2014
2014	$—	$619,329	$186,986	$432,343
2013 and prior	1,068,760	26,972	375,632	720,100

	1,068,760	$646,301	$562,618	1,152,443

Active life reserve	2,921,860			3,015,256

Total accident and health reserves	$3,990,620			$4,167,699

31

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Unpaid Claims
	Liability			Unpaid Claims
	Beginning	Claims	Claims	Liability End
	of Year	Incurred	Paid	of Year
Year ended December 31, 2013
2013	$—	$562,502	$173,599	$388,903
2012 and prior	1,016,235	16,100	352,478	679,857

	1,016,235	$578,602	$526,077	1,068,760

Active life reserve	2,831,418			2,921,860

Total accident and health reserves	$3,847,653			$3,990,620

The Company’s unpaid claims reserve was increased by $26,972 and $16,100 for the years ended December 31, 2014 and 2013, respectively, for health claims that occurred prior to those balance sheet dates. The change in 2014 and 2013 resulted primarily from variances in the estimated frequency of claims and claim severity.

The balance in the liability for unpaid accident and health claim adjustment expenses as of December 31, 2014 and 2013 was $29,942 and $27,677, respectively. The Company incurred $21,364 and paid $19,100 of claim adjustment expenses during 2014, of which $12,246 of the paid amount was attributable to insured or covered events of prior years. The Company incurred $16,738 and paid $15,349 of claim adjustment expenses during 2013, of which $10,398 of the paid amount was attributable to insured or covered events of prior years. The Company did not increase or decrease the claim adjustment expense provision for insured events of prior years during 2014 or 2013.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of in force blocks of business are included in unassigned surplus and amortized into income as earnings emerge on the reinsured block of business. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

32

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Stock Option Plan, Long-Term Incentive Compensation and Stock Appreciation Rights Plans

Certain management employees of the Company participate in a stock-based long-term incentive compensation plan issued by the Company’s indirect parent. In accordance with SSAP No. 13, Stock Options and Stock Purchase Plans, the expense or benefit related to this plan for the Company’s management employees has been charged to the Company, with an offsetting amount credited to paid-in surplus. The Company recorded an accrued expense in the amount of $5,552, $28,886 and $19,754 for the years ended December 31, 2014, 2013 and 2012, respectively.

Consistency of Presentation

Differences in tabular totals and references between footnotes are caused by rounding differences not considered to be significant to the financial statement presentation.

Recent Accounting Pronouncements

Effective December 31, 2014, the Company adopted revisions to SSAP No. 104R, Share-Based Payments, which provides guidance for share-based payments transactions with non-employees. The adoption of this revision had no impact to the financial position and results of operations of the Company.

Effective December 15, 2014, the Company adopted SSAP No. 107, Accounting for Risk-Sharing Provisions of the Affordable Care Act, which establishes accounting treatment for the three risk sharing programs of the Affordable Care Act (ACA). Disclosures related to the assets, liabilities and revenue elements by program, previously adopted in SSAP No. 35R, Guaranty Fund and Other Assessments – Revised (SSAP No. 35R), were moved to this SSAP. The adoption of this standard had no material impact on the Company’s financial position or results of operations.

Effective January 1, 2014, the Company adopted SSAP No. 106, Affordable Care Act Assessments, which adopted with modifications the guidance in Accounting Standards Update (ASU) 2011-06: Other Expenses – Fees Paid to the Federal Government by Health Insurers and moves the ACA Section 9010 fee guidance from SSAP No. 35R, to SSAP No. 106. The adoption of this standard had no material impact on the Company’s financial position or results of operations.

Effective January 1, 2014, the Company adopted SSAP No. 105, Working Capital Finance Investments, which allows working capital finance investments to be admitted assets if certain criteria are met. The adoption of this standard had no impact to the financial position or results of operations of the Company.

33

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Effective January 1, 2014, the Company adopted revisions to SSAP No. 30, Investments in Common Stock (excluding investments in common stock of subsidiary, controlled or affiliated entities), which requires Federal Home Loan Bank (FHLB) capital stock to be reported at par value and expands the disclosures related to FHLB capital stock, collateral pledged to the FHLB and borrowing from the FHLB. The adoption of this revision did not impact the Company’s financial position or results of operations.

Effective December 31, 2013 the Company adopted revisions to SSAP No. 35R, Guaranty Fund and Other Assessments – Revised, which incorporated subsequent event (Type II) disclosures for entities subject to Section 9010 of the Patient Protection and Affordable Care Act related to assessments payable. The adoption of this revision did not impact the Company’s financial position or results of operations as revisions relate to disclosures only. See Note 15 for further discussion.

Effective January 1, 2013, the Company adopted SSAP No. 92, Accounting for Postretirement Benefits Other Than Pensions, A Replacement of SSAP No. 14, and SSAP No. 102, Accounting for Pensions, A Replacement of SSAP No. 89. This guidance impacts accounting for defined benefit pension plans or other postretirement plans, along with related disclosures. SSAP No. 102 requires recognition of the funded status of the plan based on the projected benefit obligation instead of the accumulated benefit obligation as under SSAP No. 89, Accounting for Pensions, A Replacement of SSAP No. 8. In addition, SSAP No. 92 and SSAP No. 102 require consideration of non-vested participants. The adoption of these standards did not impact the Company’s results of operations, financial position or disclosures as the Company does not sponsor the pension plan and is not directly liable under the plan. See Note 11 for further discussion of the Company’s pension plan and other post retirement plans as sponsored by AEGON.

Effective January 1, 2013, the Company adopted SSAP No. 103, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, which adopts with modifications the guidance in Accounting Standards Update (ASU) 2009-16, Transfers and Servicing (Topic 860): Accounting for Transfers of Financial Assets and supersedes SSAP No. 91R, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. The adoption of this standard did not impact the financial position or results of operations of the Company.

Effective January 1, 2013, the Company adopted non-substantive revisions to SSAP No. 36, Troubled Debt Restructuring. These revisions adopt guidance from ASU 2011-02, Receivables – A Creditors’ Determination of Whether a Restructuring is a Troubled Debt Restructuring, which clarifies what constitutes a troubled debt restructuring and adopts with modification troubled debt restructuring disclosures for creditors from ASU 2010-20: Receivables (Topic 310), Disclosures About the Credit Quality of Financing Receivables and the Allowance for Credit Losses. The adoption of this revision did not impact the financial position or results of operations of the Company.

34

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Effective December 31, 2012, the Company adopted non-substantive revisions to SSAP No. 86 to require disclosure of embedded credit derivatives within a financial instrument that expose the holder to the possibility of making future payments, and adopted guidance from Accounting Standards Update (ASU) 2010-11, Derivatives and Hedging – Scope Exception Related to Embedded Credit Derivatives, to clarify that seller credit derivative disclosures do not apply to embedded derivative features related to the transfer of credit risk that is only in the form of subordination of one financial instrument to another. The adoption of these revisions had no impact to the Company’s results of operations or financial position.

Effective December 31, 2012, the Company adopted non-substantive revisions to SSAP No. 86 to move one aspect of the criteria for a hedged forecasted transaction and incorporate it as criteria for a fair value hedge. The adoption of this revision had no impact to the Company’s results of operations or financial position.

Effective December 31, 2012, the Company adopted non-substantive revisions to SSAP No. 27, Disclosure of Information about Financial Instruments with Off-Balance-Sheet Risk, Financial Instruments with Concentrations of Credit Risk and Disclosures about Fair Value of Financial Instruments, which clarifies that embedded derivatives, which are not separately recognized as derivatives under statutory accounting, are included in the disclosures of financial instruments with off-balance-sheet risk. The adoption of this revision had no impact to the Company’s results of operations or financial position.

Effective December 31, 2012, the Company adopted non-substantive revisions to SSAP No. 1, Disclosures of Accounting Policies, Risks and Uncertainties and Other Disclosures. These revisions require reference to the accounting policy and procedure footnote that describes permitted or prescribed practices when an individual note is impacted by such practices. The adoption of this requirement had no impact to the Company’s results of operation or financial position, but did require additional disclosures. See Note 8 Policy and Contract Attributes for further details.

Effective January 1, 2012, the Company adopted revisions to SSAP No. 100, Fair Value Measurements (SSAP No. 100). These revisions require new disclosures of fair value hierarchy and the method used to obtain the fair value measurement, a new footnote that summarizes hierarchy levels by type of financial instrument and gross presentation of purchases, sales, issues and settlements within the reconciliation for fair value measurements categorized within Level 3 of the hierarchy. The adoption of these revisions had no impact to the Company’s results of operations or financial position, but did require additional disclosures. See Note 4 Fair Values of Financial Instruments for further details.

35

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Effective January 1, 2012, the Company began computing current and deferred income taxes in accordance with SSAP No. 101. This statement established statutory accounting principles for current and deferred federal and foreign income taxes and current state income taxes. The adoption of this statement resulted in the transfer of $432,568 from Aggregate Write-Ins for Other than Special Surplus Funds to Unassigned Funds and updates to the Company’s income tax disclosures. See Note 7 Income Taxes for further details.

Effective January 1, 2015 the Company will adopt guidance that moves wholly-owned, single member/single asset LLCs where the underlying asset is real estate, into the scope of SSAP No. 40, Real Estate Investments, when specific conditions are met, and clarifies in SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies, that these types of investments are within the scope of SSAP No. 40. The adoption of this guidance is expected to be immaterial to the financial position and results of operation of the Company.

2. Prescribed and Permitted Statutory Accounting Practices

The Insurance Division, Department of Commerce, of the State of Iowa recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Iowa Insurance Law.

The State of Iowa has adopted a prescribed practice that differs from that found in the NAIC SAP related to the admission of a parental guarantee in the equity value calculation of TLIC Riverwood Reinsurance, Inc. (TRRI), a wholly owned subsidiary of the Company. As prescribed by Iowa Administrative Code 191-99.11(5), the Company is entitled to value its ownership in TRRI at a value equal to the audited statutory surplus of TRRI, which includes the parental guarantee provided by AEGON USA, LLC as an admissible asset, whereas SSAP No. 97 – Investments in Subsidiary, Controlled and Affiliated Entities, A Replacement of SSAP No. 88 would not allow the admissibility of such an asset.

The Company, with the permission of the Commissioner of Insurance of the State of Iowa, records the value of its wholly owned foreign life insurance subsidiary, Transamerica Life (Bermuda), Ltd. (TLB), based upon audited statutory equity rather than audited foreign statutory equity, utilizing adjustments as outlined in SSAP No. 97.

36

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The State of Iowa has adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to the reported value of the assets supporting the Company’s guaranteed separate accounts. As prescribed by Iowa Administrative Code 508A.1.4, the Commissioner found that the Company is entitled to value the assets of the guaranteed separate account at amortized cost, whereas the assets would be required to be reported at fair value under SSAP No. 56, Separate Accounts, of the NAIC SAP. There is no impact to the Company’s income or surplus as a result of utilizing this prescribed practice.

A reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Iowa is shown below:

	2014	2013	2012
Net income, State of Iowa basis	$233,554	$57,535	$791,564
State prescribed practice for parental guarantee	—	—	—
State permitted practice for valuation of wholly-owned foreign life subsidiary	—	—	—

Net income, NAIC SAP	$233,554	$57,535	$791,564

Statutory surplus, State of Iowa basis	$5,835,337	$4,717,853	$5,470,563
State prescribed practice for parental guarantee	(817,285)	(751,027)	(724,720)
State permitted practice for valuation of wholly-owned foreign life subsidiary	62,284	51,123	42,539

Statutory surplus, NAIC SAP	$5,080,336	$4,017,949	$4,788,382

The Company previously disclosed a state prescribed practice for secondary guarantee reinsurance. The prescribed practice entitled the Company to take reserve credit for such reinsurance contracts in the amount equal to the portion of the reserves attributable to the secondary guarantee. As a result of the NAIC adopting Actuarial Guideline XXXXVIII (AG48) during 2014, the previously disclosed prescribed practice is no longer necessary.

3. Accounting Changes and Correction of Errors

During 2014, the Company discovered errors with certain components of the quarterly settlement statements related to the modified coinsurance treaty assumed from an affiliate, Western Reserve Life Assurance Co. of Ohio (WRL), resulting in incorrect cession amounts received by the Company since inception of the treaty effective December 31, 2010. The cumulative impact of the errors as of December 31, 2013 was an overstatement of capital and surplus of $53,792 after tax. This was corrected in 2014, and the Company reflected the impact of the correction as change in surplus within the statement of operations.

37

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

During 2013, the Company determined the correct data had not been utilized in the stand-alone asset adequacy analysis as defined under Actuarial Guideline XXXVIII section 8C (AG38 8C). The error resulted in an understatement of the additional asset adequacy reserve recorded at December 31, 2012 in the amount of $35,000. This was corrected in 2013, and the Company reflected the impact of the correction as a change in unassigned surplus within the statement of capital and surplus.

Effective December 16, 2011, the Company released an IMR liability associated with the block of business ceded to an unaffiliated entity on a coinsurance basis. Since the portion of the block of business ceded did not represent more than one percent of the Company’s general account liabilities, the IMR liability should not have been released when the reinsurance transaction was effected. The error resulted in an understatement of the IMR liability in the amount of $8,889. This was corrected in 2012, and the Company reflected the impact of the correction as a change in unassigned surplus within the statement of changes in capital and surplus.

Effective August 9, 2011, the Company released an IMR liability associated with a block of business retroceded to an unaffiliated entity. The gain on the release of the IMR liability should have been deferred through unassigned surplus but was instead included in the statements of operations. The error resulted in an overstatement of net income in the amount of $33,567. This was corrected in 2012, and the Company reflected the impact of the correction as a change in unassigned surplus within the statement of changes in capital and surplus. The offsetting adjustment is to the change in surplus as a result of reinsurance line within the statements of operations. There was no net impact to surplus as a result of this correction.

During 2012, the Company discovered an error in the calculation of waiver of premium reserves for long term care business due to the use of inaccurate premiums waived data. The error resulted in an understatement of reserves of $20,341 as of December 31, 2011. This has been reported as a correction of an error in the statement of changes in capital and surplus.

4. Fair Values of Financial Instruments

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

38

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Determination of fair value

The fair values of financial instruments are determined by management after taking into consideration several sources of data. When available, the Company uses quoted market prices in active markets to determine the fair value of its investments. The Company’s valuation policy utilizes a pricing hierarchy which dictates that publicly available prices are initially sought from indices and third-party pricing services. In the event that pricing is not available from these sources, those securities are submitted to brokers to obtain quotes. Lastly, securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/or estimated cash flows.

To understand the valuation methodologies used by third-party pricing services, the Company reviews and monitors their applicable methodology documents. Any changes to their methodologies are noted and reviewed for reasonableness. In addition, the Company performs in-depth reviews of prices received from third-party pricing services on a sample basis. The objective for such reviews is to demonstrate that the Company can corroborate detailed information such as assumptions, inputs and methodologies used in pricing individual securities against documented pricing methodologies. Only third-party pricing services and brokers with a substantial presence in the market and with appropriate experience and expertise are used.

Each month, the Company performs an analysis of the information obtained from indices, third-party services, and brokers to ensure that the information is reasonable and produces a reasonable estimate of fair value. The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar securities, review of pricing statistics and trends, and consideration of recent relevant market events. Other controls and procedures over pricing received from indices, third-party pricing services, or brokers include validation checks such as exception reports which highlight significant price changes, stale prices or un-priced securities.

Fair value hierarchy

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

39

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Level 1 -	Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 -	Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3 -	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash Equivalents and Short-Term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values. Cash is not included in the below tables.

Short-Term Notes Receivable from Affiliates: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair value.

Bonds and Stocks: The NAIC allows insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method. The fair values of bonds and stocks are reported or determined using the following pricing sources: indexes, third party pricing services, brokers, external fund managers and internal models.

Fair values for fixed maturity securities (including redeemable preferred stock) actively traded are determined from third-party pricing services, which are determined as discussed above in the description of level one and level two values within the fair value hierarchy. For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from third-party pricing services, or are based on non-binding broker quotes or internal models. In the case of private placements, fair values are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

40

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Real estate: Real estate held for sale is typically valued utilizing independent external appraisers in conjunction with reviews by qualified internal appraisers. Valuations are primarily based on active market prices, adjusted for any difference in the nature, location or condition of the specific property. If such information is not available, other valuation methods are applied, considering the value that the property’s net earning power will support, the value indicated by recent sales of comparable properties and the current cost of reproducing or replacing the property.

Other Invested Assets: The fair values for other invested assets, which include investments in surplus notes issued by other insurance companies and fixed or variable rate investments with underlying characteristics of bonds were determined primarily by using indexes, third party pricing services and internal models.

Derivative Financial Instruments: The estimated fair values of interest rate caps and options are based upon the latest quoted market price at the balance sheet date. The estimated fair values of swaps, including interest rate and currency swaps, are based on pricing models or formulas using current assumptions. The estimated fair values of credit default swaps are based upon the pricing differential as of the balance sheet date for similar swap agreements. The Company accounts for derivatives that receive and pass hedge accounting in the same manner as the underlying hedged instrument. If that instrument is held at amortized cost, then the derivative is also held at amortized cost.

Policy Loans: The fair value of policy loans is equal to the book value of the loan, which is stated at unpaid principal balance.

Securities Lending Reinvested Collateral: The cash collateral from securities lending is reinvested in various short-term and long-term debt instruments. The fair values of these investments are determined using the methods described above under Cash, Cash Equivalents and Short-Term Investments and Bonds and Stocks.

Receivable From/Payable to Parents, Subsidiaries and Affiliates: The carrying amount of receivable from/payable to affiliates approximates their fair value.

41

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices when available. When not available, they are primarily valued either using third party pricing services or are valued in the same manner as the general account assets as further described in this note. However, some separate account assets are valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilizes input that are not market observable. The fair value of separate account annuity liabilities is based on the account value for separate accounts business without guarantees. For separate accounts with guarantees, fair value is based on discounted cash flows.

Investment Contract Liabilities: Fair value for the Company’s liabilities under investment contracts, which include deferred annuities and GICs, are estimated using discounted cash flow calculations. For those liabilities that are short in duration, carrying amount approximates fair value. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

Deposit-Type Contracts: The carrying amounts of deposit-type contracts reported in the accompanying balance sheets approximate their fair values. These are included in the Investment Contract Liabilities.

Surplus Notes: Fair values for surplus notes are estimated using a discounted cash flow analysis based on the Company’s current incremental borrowing rate for similar types of borrowing arrangements.

The Company accounts for its investments in affiliated common stock using the equity method of accounting; as such, they are not included in the following disclosures.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The following tables set forth a comparison of the estimated fair values and carrying amounts of the Company’s financial instruments, including those not measured at fair value in the balance sheets, as of December 31, 2014 and 2013, respectively:

42

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	December 31 2014
	Estimated Fair Value	Admitted Assets	(Level 1)	(Level 2)	(Level 3)	Not Practicable (Carrying Value)
Admitted assets
Cash equivalents and short-term investments, other than affiliates	$2,374,197	$2,374,197	$—	$2,374,197	$—	$—
Short-term notes receivable from affiliates	645,800	645,800	—	645,800	—	—
Bonds	38,426,269	34,442,501	5,379,951	31,980,372	1,065,946	—
Preferred stocks, other than affiliates	120,456	114,030	—	110,026	10,430	—
Common stocks, other than affiliates	134,459	134,459	16,327	71	118,061	—
Mortgage loans on real estate	5,825,166	5,397,131	—	—	5,825,166	—
Other invested assets	174,914	149,814	—	155,996	18,918	—
Options	345,970	345,970	—	339,136	6,834	—
Interest rate swaps	742,981	620,611	—	658,317	84,664	—
Currency swaps	12,214	12,038	—	12,214	—	—
Credit default swaps	33,512	21,721	—	33,512	—	—
Equity swaps	33,340	33,340	—	33,340	—	—
Policy loans	656,132	656,132	—	656,132	—	—
Securities lending reinvested collateral	2,857,653	2,858,180	—	2,857,653	—	—
Receivable from parent, subsidiaries and affiliates	154,966	154,966	—	154,966	—	—
Separate account assets	70,625,626	70,565,310	66,458,566	4,150,359	16,701	—
Liabilities
Investment contract liabilities	14,646,293	13,622,398	—	294,740	14,351,553	—
Options	171,567	171,567	—	171,567	—	—
Interest rate swaps	(668,028)	292,496	—	(668,601)	573	—
Currency swaps	19,182	31,406	—	19,182	—	—
Credit default swaps	(18,900)	23,201	—	(18,900)	—	—
Equity swaps	207,222	207,222	—	207,222	—	—
Payable to parent, subsidiaries and affiliates	9,820	9,820	—	9,820	—	—
Separate account annuity liabilities	62,086,776	62,086,109	—	61,978,841	107,935	—
Surplus notes	168,825	150,000	—	168,825	—	—

43

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	December 31 2013
	Estimated Fair Value	Admitted Assets	(Level 1)	(Level 2)	(Level 3)	Not Practicable (Carrying Value)
Admitted assets
Cash equivalents and short-term investments, other than affiliates	$1,045,232	$1,045,232	$—	$1,045,232	$—	$—
Short-term notes receivable from affiliates	788,088	788,088	—	788,088	—	—
Bonds	38,262,814	36,186,831	3,972,279	33,309,819	980,716	—
Preferred stocks, other than affiliates	133,646	132,631	—	123,216	10,430	—
Common stocks, other than affiliates	174,006	174,006	61,276	222	112,508	—
Mortgage loans on real estate	5,973,239	5,636,535	—	—	5,973,239	—
Other invested assets	172,399	160,190	—	162,183	10,216	—
Options	143,367	140,462	—	132,401	10,966	—
Interest rate swaps	192,151	143,061	—	192,151	—	—
Currency swaps	63,157	49,114	—	63,157	—	—
Credit default swaps	30,964	14,646	—	30,964	—	—
Equity swaps	17,024	17,024	—	17,024	—
Policy loans	687,569	687,569	—	687,569	—	—
Securities lending reinvested collateral	3,181,767	3,182,425	—	3,181,767	—	—
Receivable from parent, subsidiaries and affiliates	30,968	30,968	—	30,968	—	—
Separate account assets	61,043,535	61,020,158	57,359,585	3,632,927	51,023	—
Liabilities
Investment contract liabilities	14,083,069	12,886,932	—	345,969	13,737,100	—
Options	47,437	47,437	—	47,437	—	—
Interest rate swaps	39,264	475,857	—	(50,065)	89,329	—
Currency swaps	26,486	38,219	—	26,486	—	—
Credit default swaps	(15,305)	28,037	—	(15,305)	—	—
Equity swaps	205,000	205,000	—	205,000	—
Payable to parent, subsidiaries and affiliates	20,926	20,926	—	20,926	—	—
Separate account annuity liabilities	53,551,005	53,552,968	—	53,429,793	121,212	—
Surplus notes	160,790	150,000	—	160,790	—	—

44

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables provides information about the Company’s financial assets and liabilities measured at fair value as of December 31, 2014 and 2013:

	2014
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Government	$—	$22,955	$—	$22,955
Industrial and miscellaneous	4,440	35,938	21,823	62,201

Total bonds	4,440	58,893	21,823	85,156

Preferred stock
Industrial and miscellaneous	—	1,624	164	1,788

Total preferred stock	—	1,624	164	1,788

Common stock
Mutual funds	7,000	69	—	7,069
Industrial and miscellaneous	9,327	2	118,061	127,390

Total common stock	16,327	71	118,061	134,459

Short-term investments
Government	—	90,244	—	90,244
Industrial and miscellaneous	—	1,598,791	—	1,598,791
Mutual funds	—	655,515	—	655,515
Intercompany notes receivable	—	645,800	—	645,800
Sweep accounts	—	29,646	—	29,646

Total short-term investments	—	3,019,996	—	3,019,996

Securities lending reinvested collateral	—	2,847,473	—	2,847,473
Derivative assets	—	1,043,007	91,497	1,134,504
Separate account assets	66,433,326	3,006,090	7,905	69,447,321

Total assets	$66,454,093	$9,977,154	$239,450	$76,670,697

Liabilities:
Derivative liabilities	$—	$(408,272)	$573	$(407,699)
Separate account liabilities	6,198	2,086	—	8,284

Total liabilities	$6,198	$(406,186)	$573	$(399,415)

45

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	2013
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Government	$—	$20,830	$—	$20,830
Industrial and miscellaneous	—	90,121	7,084	97,205
Hybrid securities	—	12,046	—	12,046

Total bonds	—	122,997	7,084	130,081

Preferred stock
Industrial and miscellaneous	—	—	164	164

Total preferred stock	—	—	164	164

Common stock
Mutual funds	1,205	69	—	1,274
Industrial and miscellaneous	60,070	154	112,508	172,732

Total common stock	61,275	223	112,508	174,006

Short-term investments
Government	—	38,498	—	38,498
Industrial and miscellaneous	—	650,309	—	650,309
Mutual funds	—	343,231	—	343,231
Intercompany notes receivable	—	788,088	—	788,088
Sweep accounts	—	13,194	—	13,194

Total short-term investments	—	1,833,320	—	1,833,320

Securities lending reinvested collateral	—	3,169,626	—	3,169,626
Derivative assets	—	366,432	10,966	377,398
Separate account assets	57,334,188	3,014,655	43,120	60,391,963

Total assets	$57,395,463	$8,507,253	$173,842	$66,076,558

Liabilities:
Derivative liabilities	$—	$312,514	$89,329	$401,843
Separate account liabilities	8,054	5,147	—	13,201

Total liabilities	$8,054	$317,661	$89,329	$415,044

Bonds classified in Level 2 are valued using inputs from third party pricing services or broker quotes. Level 3 measurements for bonds are primarily those valued using non-binding broker quotes, which cannot be corroborated by other market observable data or internal modeling which utilize inputs that are not market observable.

Preferred stocks classified in Level 2 are valued using inputs from third party pricing services. Preferred stock in Level 3 is being internally calculated.

46

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Common stock in Level 2 represents common stock being carried at book value and some warrants that are valued using vendor inputs. Common stock in Level 3 is comprised primarily of shares in the FHLB of Des Moines, which are valued at par as a proxy for fair value as a result of restrictions that allow redemptions only by FHLB.

Short-term investments are classified as Level 2 as they are carried at amortized cost, which approximates fair value.

Securities lending reinvested collateral is valued and classified in the same way as the underlying collateral, which is primarily composed of short-term investments.

Derivatives classified as Level 2 represent over-the-counter (OTC) contracts valued using pricing models based on the net present value of estimated future cash flows, directly observed prices from exchange-traded derivatives, other OTC trades or external pricing services. The Level 3 derivatives are comprised of Total Return Forward Bond Purchases and Warrants based on the GDP of the Argentine government. The Total Return Forward Bond Purchases are determined by using the US Treasury repo curve estimates which is then compared to the strike price to estimate future payoff. The payoff is then discounted to the present value using the standard USD LIBOR curve. The Argentine Warrants are determined by confirmations received from brokers, and then modelled accordingly when compared to the sovereign issuance.

Separate account assets are valued and classified in the same way as general account assets (described above). For example, separate account assets in Level 3 are those valued using broker quotes or internal modeling which utilize unobservable inputs.

During 2014 and 2013, there were no transfers between Level 1 and 2, respectively.

47

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables summarizes the changes in assets and liabilities classified in Level 3 for 2014 and 2013:

	Beginning Balance at January 1, 2014	Transfers in (Level 3)	Transfers out (Level 3)	Total Gains and (Losses) Included in Net income (a)	Total Gains and (Losses) Included in Surplus (b)
Bonds
Government	$—	$—	$—	$(10)	$10
RMBS	1,832	—	—	(49)	(309)
Other	5,252	24,080	—	(1,268)	(5,435)
Preferred stock	164	—	—	—	—
Common stock	112,508	151	371	(14)	7,908
Derivatives	(78,363)	—	—	—	181,963
Separate account assets	43,120	5,813	1,070	(42,227)	(61)

Total	$84,513	$30,044	$1,441	$(43,568)	$184,076

	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2014
Bonds
Government	$—	$—	$—	$—	$—
RMBS	—	29	—	5	1,498
Other	104	26	—	2,434	20,325
Preferred stock	—	—	—	—	164
Common stock	—	—	2,121	—	118,061
Derivatives	56,599	—	—	69,275	90,924
Separate account assets	2,570	—	—	240	7,905

Total	$59,273	$55	$2,121	$71,954	$238,877

48

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Beginning Balance at January 1, 2013	Transfers in (Level 3)	Transfers out (Level 3)	Total Gains and (Losses) Included in Net income (a)	Total Gains and (Losses) Included in Surplus (b)
Bonds
Government	$—	$78	$—	$(1)	$(77)
RMBS	2,192	—	88	(1,181)	913
Other	5,955	—	—	32	(1,823)
Preferred stock	—	—	—	—	—
Common stock	149,596	—	—	(83)	(44)
Derivatives	(20,355)	—	—	—	(111,102)
Separate account assets	807	—	758	43,120	(1)

Total	$138,195	$78	$846	$41,887	$(112,134)

	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2013
Bonds
Government	$—	$—	$—	$—	$—
RMBS	—	—	—	4	1,832
Other	141	1,975	159	869	5,252
Preferred stock	164	—	—	—	164
Common stock	103	—	34,101	2,963	112,508
Derivatives	(5,327)	3,990	—	(54,431)	(78,363)
Separate account assets	—	—	—	48	43,120

Total	$(4,919)	$5,965	$34,260	$(50,547)	$84,513

(a)	Recorded as a component of Net Realized Capital Gains/Losses on Investments in the Statements of Operations
(b)	Recorded as a component of Change in Net Unrealized Capital Gains/Losses in the Statements of Changes in Capital and Surplus

The Company’s policy is to recognize transfers in and out of levels as of the beginning of the reporting period.

Transfers in for bonds were attributed to securities being carried at amortized cost at December 31, 2013 and 2012, subsequently being carried at fair value during 2014 and 2013. In addition, transfers in for bonds were the result of securities being valued using vendor inputs as of December 31, 2012, subsequently changing to being valued using internal models during 2013.

Transfers out for bonds were partly attributable to securities being valued using broker quotes which utilize unobservable inputs at December 31, 2012, subsequently changing to being valued using third party vendor inputs, thus causing the transfer out of Level 3 during 2013.

49

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Transfers in for common stock were attributable to securities being valued using third party vendor inputs at December 31, 2013, subsequently changing to being valued using broker quotes which utilize unobservable inputs during 2014.

Transfers out for common stock were attributed to securities being valued using internal models at December 31, 2013, subsequently changing to being valued using current observable market values, thus causing the transfer out of Level 3 during 2014.

Transfers in for separate account assets were attributable to securities being valued using third party vendor inputs at December 31, 2013, subsequently changing to being valued using internal models during 2014.

Transfers out for separate account assets were attributable to securities being valued using internal models at December 31, 2013, subsequently changing to being valued using third party vendor inputs, thus causing the transfer out of Level 3 during 2014. In addition, transfers out for separate account bonds were attributable to securities being valued using broker quotes which utilize unobservable inputs at December 31, 2012, subsequently changing to being valued using third party vendor inputs, thus causing the transfer out of Level 3 during 2013.

Nonrecurring fair value measurements

As indicated in Note 1, real estate held for sale is measured at the lower of carrying amount or fair value less cost to sell. As of December 31, 2014, the Company has several parcels of land that it is exploring the sale of. Therefore, these properties are carried at fair value less cost to sell, which amounts to $4,120. One parcel of land has a carrying amount less than its fair value and therefore is not carried at fair value as of December 31, 2014.

The Company also had parcels of land that were held for sale as of December 31, 2013. Fair value less cost to sell of these properties was $1,496. One parcel of land has a carrying amount less than its fair value and therefore is not carried at fair value as of December 31, 2013.

Fair value was determined by utilizing an external appraisal following the sales comparison approach. The fair value measurements are classified in Level 3 as the comparable sales and adjustments for the specific attributes of these properties are not market observable inputs.

50

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

5. Investments

The carrying amounts and estimated fair value of investments in bonds and preferred stock are as follows:

			Gross	Gross
			Unrealized	Unrealized
		Gross	Losses 12	Losses less	Estimated
	Carrying	Unrealized	Months or	Than 12	Fair
	Amount	Gains	More	Months	Value
December 31, 2014
Unaffiliated bonds:
United States Government and agencies	$4,321,770	$751,304	$4,289	$397	$5,068,388
State, municipal and other government	691,801	56,526	15,156	2,070	731,101
Hybrid securities	407,776	25,283	27,244	1,126	404,689
Industrial and miscellaneous	21,004,271	3,081,014	35,265	63,004	23,987,016
Mortgage and other asset-backed securities	7,947,633	454,420	231,963	4,265	8,165,825

	34,373,251	4,368,547	313,917	70,862	38,357,019
Unaffiliated preferred stocks	114,030	11,435	4,611	398	120,456

	$34,487,281	$4,379,982	$318,528	$71,260	$38,477,475

			Gross	Gross
			Unrealized	Unrealized
		Gross	Losses 12	Losses less	Estimated
	Carrying	Unrealized	Months or	Than 12	Fair
	Amount	Gains	More	Months	Value
December 31, 2013
Unaffiliated bonds:
United States Government and agencies	$3,609,781	$169,035	$105	$104,231	$3,674,480
State, municipal and other government	805,302	42,366	8,654	18,882	820,132
Hybrid securities	451,745	18,192	33,493	1,731	434,713
Industrial and miscellaneous	21,678,122	2,190,512	57,284	143,834	23,667,514
Mortgage and other asset-backed securities	9,607,331	437,922	345,544	71,558	9,628,151

	36,152,281	2,858,027	445,080	340,236	38,224,990
Unaffiliated preferred stocks	132,631	8,167	5,318	1,834	133,646

	$36,284,912	$2,866,194	$450,398	$342,070	$38,358,636

At December 31, 2014 and 2013, respectively, for bonds and preferred stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 428 and 374 securities with a carrying amount of $3,449,792 and $3,611,683 and an unrealized loss of $318,528 and $450,398 with an average price of 90.8 and 87.5 (fair value/amortized cost). Of this portfolio, 79.2% and 64.6% were investment grade with associated unrealized losses of $186,121 and $245,895, respectively.

51

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2014 and 2013, respectively, for bonds and preferred stocks that have been in a continuous loss position for less than twelve months, the Company held 405 and 950 securities with a carrying amount of $1,995,873 and $7,498,242 and an unrealized loss of $71,260 and $342,071 with an average price of 96.4 and 95.4 (fair value/amortized cost). Of this portfolio, 74.5% and 95.3% were investment grade with associated unrealized losses of $47,297 and $322,110, respectively.

At December 31, 2014 and 2013, respectively, for common stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 2 and 3 securities with a cost of $1 and $15 and an unrealized loss of $1 and $10 with an average price of 4.8 and 33.4 (fair value/cost).

At December 31, 2014 and 2013, respectively, for common stocks that have been in a continuous loss position for less than twelve months, the Company held 3 and 6 securities with a cost of $9,347 and $1,448 and an unrealized loss of $562 and $9 with an average price of 94.0 and 99.4 (fair value/cost).

The estimated fair value of bonds, preferred stocks and common stocks with gross unrealized losses at December 31, 2014 and 2013 is as follows:

	Losses 12	Losses Less
	Months or	Than 12
	More	Months	Total
December 31, 2014
Unaffiliated bonds:
United States Government and agencies	$204,230	$55,675	$259,905
State, municipal and other government	50,906	36,886	87,792
Hybrid securities	95,796	29,948	125,744
Industrial and miscellaneous	924,632	1,395,201	2,319,833
Mortgage and other asset-backed securities	1,842,824	398,459	2,241,283

	3,118,388	1,916,169	5,034,557
Unaffiliated preferred stocks	12,876	8,445	21,321
Unaffiliated common stocks	—	8,785	8,785

	$3,131,264	$1,933,399	$5,064,663

52

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Losses 12	Losses Less
	Months or	Than 12
	More	Months	Total
December 31, 2013
Unaffiliated bonds:
United States Government and agencies	$5,544	$1,768,737	$1,774,281
State, municipal and other government	34,613	263,662	298,275
Hybrid securities	145,220	59,006	204,226
Industrial and miscellaneous	657,577	3,483,083	4,140,660
Mortgage and other asset-backed securities	2,297,319	1,552,422	3,849,741

	3,140,273	7,126,910	10,267,183
Unaffiliated preferred stocks	21,013	29,262	50,275
Unaffiliated common stocks	5	1,439	1,444

	$3,161,291	$7,157,611	$10,318,902

The carrying amount and estimated fair value of bonds at December 31, 2014, by contractual maturity, is shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

		Estimated
	Carrying	Fair
	Amount	Value
Due in one year or less	$1,321,602	$1,359,979
Due after one year through five years	6,600,762	7,098,863
Due after five years through ten years	5,377,325	5,775,791
Due after ten years	13,125,929	15,956,561

	26,425,618	30,191,194
Mortgage and other asset-backed securities	7,947,633	8,165,825

	$34,373,251	$38,357,019

For impairment policies related to non-structured and structured securities, refer to Note 1 under Investments.

The following structured notes were held at December 31, 2014:

CUSIP Identification	Actual Cost	Fair Value	Book / Adjusted Carrying Value	Mortgage- Referenced Security (YES/NO)
912810QV3	$14,974	$14,539	$15,482	NO
912810RA8	622,497	729,708	636,538	NO

Total	$637,471	$744,247	$652,020

53

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Residential Mortgage-Backed Securities (RMBS) Sector

At December 31, 2014, the Company’s RMBS sector portfolio had investments in an unrealized loss position which had a fair value of $927,139 and a carrying value of $1,076,802, resulting in a gross unrealized loss of $149,662. Residential mortgage-backed securities are securitizations of underlying pools of non-commercial mortgages on real estate. The underlying residential mortgages have varying credit characteristics and are pooled together and sold in tranches. The Company’s RMBS includes prime jumbo pass-throughs and collateralized mortgage obligations (CMOs), Alt-A RMBS, negative amortization RMBS, government sponsored enterprise (GSE) guaranteed pass-throughs and reverse mortgage RMBS. The unrealized loss in the sector is primarily a result of the housing downturn in the United States that started in 2007. The housing market in the United States has shown signs of improvement as evidenced by rising home prices and sales volume. Positive trends in the housing market have led to improvements in borrower delinquencies and prepayment rates as well as liquidation timelines. Loss severities on liquidated properties remain elevated for subprime loans but are starting to show signs of improvement for other RMBS sectors. The improving home prices and credit performance led to credit spread tightening across the asset class.

All RMBS of AEGON are monitored and reviewed on a monthly basis. Detailed cash flow models using the current collateral pool and capital structure on the portfolio are updated and reviewed quarterly. Model output is generated under base and stress-case scenarios. AEGON’S RMBS asset specialists utilize widely recognized industry modeling software to perform a loan-by-loan, bottom-up approach to modeling. Key assumptions used in the models are projected defaults, loss severities, and prepayments. Each of these key assumptions varies greatly based on the significantly diverse characteristics of the current collateral pool for each security. Loan-to-value, loan size, and borrower credit history are some of the key characteristics used to determine the level of assumption that is utilized. Defaults were estimated by identifying the loans that are in various delinquency buckets and defaulting a certain percentage of them over the near-term and long-term. Assumed defaults on delinquent loans are dependent on the specific security’s collateral attributes and historical performance.

Loss severity assumptions were determined by obtaining historical rates from broader market data and by adjusting those rates for vintage, specific pool performance, collateral type, mortgage insurance and estimated loan modifications. Prepayments were estimated by examining historical averages of prepayment activity on the underlying collateral. Once the entire pool is modeled, the results are closely analyzed by the Company’s internal asset specialists to determine whether or not the particular tranche or holding is at risk for not collecting all contractual cash flows, taking into account the seniority and other terms of the tranches held.

54

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

If cash flow models indicate a credit event will impact future cash flows and the Company does not have the intent to sell the tranche or holding and does have the intent and ability to hold the security, the security is impaired to discounted cash flows. As the remaining unrealized losses in the RMBS portfolio relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired as of December 31, 2014.

There were no loan-backed securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold during the years ended December 31, 2013 and 2012 respectively. The following table provides the aggregate totals for loan-backed securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold, in which the security is written down to fair value during the year ended December 31, 2014.

	Amortized Cost Basis Before OTTI	OTTI Recognized in Loss
		Interest	Non-interest	Fair Value
Year Ended December 31, 2014
OTTI recognized 4th quarter:
Intent to sell	$17,618	$1,513	$—	$16,105

Total 4th quarter OTTI on loan-backed securities	17,618	1,513	—	16,105

Aggregate total	$17,618	$1,513	$—	$16,105

55

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables provide the aggregate totals for loan-backed securities with a recognized OTTI due to the Company’s cash flow analysis, in which the security is written down to estimated future cash flows discounted at the security’s effective yield.

	Amortized Cost Before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year ended December 31, 2014
1st quarter present value of cash flows expected to be less than the amortized cost basis	$91,982	$3,445	$88,537	$55,150
2nd quarter present value of cash flows expected to be less than the amortized cost basis	267,992	4,850	263,142	212,089
3rd quarter present value of cash flows expected to be less than the amortized cost basis	459,548	46,113	413,435	325,095
4th quarter present value of cash flows expected to be less than the amortized cost basis	95,282	4,776	90,506	83,684

Aggregate total	$914,804	$59,184	$855,620	$676,018

	Amortized Cost Before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year ended December 31, 2013
1st quarter present value of cash flows expected to be less than the amortized cost basis	$351,042	$12,627	$338,415	$256,977
2nd quarter present value of cash flows expected to be less than the amortized cost basis	145,924	5,514	140,410	109,898
3rd quarter present value of cash flows expected to be less than the amortized cost basis	212,457	22,867	189,590	151,843
4th quarter present value of cash flows expected to be less than the amortized cost basis	284,290	10,202	274,088	223,193

Aggregate total	$993,713	$51,210	$942,503	$741,911

56

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Amortized Cost before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year ended December 31, 2012
1st quarter present value of cash flows expected to be less than the amortized cost basis	$357,700	$23,038	$334,662	$210,662
2nd quarter present value of cash flows expected to be less than the amortized cost basis	515,449	23,147	492,302	338,584
3rd quarter present value of cash flows expected to be less than the amortized cost basis	515,274	25,476	489,798	348,834
4th quarter present value of cash flows expected to be less than the amortized cost basis	154,272	7,923	146,349	96,789

Aggregate total	$1,542,695	$79,584	$1,463,111	$994,869

57

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following loan-backed and structured securities were held at December 31, 2014, for which an OTTI was recognized during the current reporting period:

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which Impairment Occurred
12668WAC1	9,365	8,837	528	8,837	8,971	1Q 2014
126694YJ1	96	62	34	62	89	1Q 2014
35729PPZ7	7,693	7,179	514	7,179	321	1Q 2014
39539KAF0	72	—	72	—	—	1Q 2014
52108HV84	736	558	178	558	468	1Q 2014
61915RCJ3	22,841	22,497	343	22,497	19,770	1Q 2014
83611MLS5	40,988	40,190	798	40,190	14,772	1Q 2014
86358EZU3	820	604	216	604	907	1Q 2014
22545DAH0	3,634	2,836	798	2,836	2,783	1Q 2014
45660LWD7	3,522	3,759	(237)	3,759	5,457	1Q 2014
3622ECAB2	2,002	1,813	189	1,813	1,482	1Q 2014
61753NAC4	214	202	12	202	131	1Q 2014
02146QAC7	29,972	29,972	—	29,972	27,695	2Q 2014
059494AA2	23,721	22,690	1,030	22,690	21,984	2Q 2014
12668WAC1	8,780	8,780	—	8,780	9,253	2Q 2014
22942KCA6	9,523	9,441	82	9,441	10,825	2Q 2014
23245CAF7	29	29	—	29	19	2Q 2014
3622NAAE0	33,472	33,400	72	33,400	27,677	2Q 2014
36245CAC6	524	522	1	522	309	2Q 2014
65536PAA8	234	226	8	226	181	2Q 2014
83611MLS5	40,153	39,706	447	39,706	14,325	2Q 2014
83611MMM7	6,440	6,250	190	6,250	1,552	2Q 2014
12667GCB7	9,175	9,098	78	9,098	7,725	2Q 2014
41161XAC0	50,928	49,550	1,379	49,550	42,435	2Q 2014
22545DAH0	2,806	2,168	638	2,168	2,535	2Q 2014
32113JAD7	766	697	69	697	526	2Q 2014
59020UTF2	130	127	3	127	268	2Q 2014
759950FJ2	659	599	60	599	709	2Q 2014
41161PPQ0	41,877	41,877	—	41,877	36,994	2Q 2014
3622ECAB2	1,781	1,779	2	1,779	1,524	2Q 2014
759950GA0	6,021	6,012	9	6,012	5,332	2Q 2014
07387BEG4	1,001	218	783	218	221	2Q 2014
02146QAC7	29,367	28,413	955	28,413	27,238	3Q 2014
045427AE1	8	6	2	6	803	3Q 2014
05948KL31	8,731	8,682	49	8,682	9,321	3Q 2014
126670ZN1	18,793	10,799	7,993	10,799	12,903	3Q 2014
12668WAC1	8,632	8,567	65	8,567	9,272	3Q 2014
14984WAA8	4,247	4,212	34	4,212	4,071	3Q 2014
23245CAF7	6	5	1	5	5	3Q 2014
24763LDE7	553	526	27	526	552	3Q 2014
35729PPC8	318	152	166	152	215	3Q 2014
35729PPZ7	7,143	3,423	3,720	3,423	2,489	3Q 2014
362341MC0	3,597	3,529	68	3,529	3,498	3Q 2014
36245CAC6	510	486	24	486	298	3Q 2014
41161MAC4	4,776	2,435	2,342	2,435	4,065	3Q 2014
52108HV84	544	402	142	402	427	3Q 2014
52522QAM4	64,251	64,213	38	64,213	57,226	3Q 2014
52524MAW9	6,442	6,412	30	6,412	6,068	3Q 2014
83611MLS5	119,030	97,909	21,121	97,909	43,586	3Q 2014
83611MMM7	18,734	14,805	3,929	14,805	4,650	3Q 2014
12667GCB7	8,865	8,865	—	8,865	7,705	3Q 2014

58

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which Impairment Occurred
41161XAC0	98,122	97,026	1,096	97,026	83,945	3Q 2014
32113JAD7	2,042	1,623	419	1,623	1,564	3Q 2014
41161PPQ0	41,800	40,662	1,139	40,662	36,457	3Q 2014
32113JAC9	3,926	1,883	2,043	1,883	2,555	3Q 2014
61753NAC4	195	171	24	171	147	3Q 2014
759950FH6	2,280	1,915	365	1,915	1,708	3Q 2014
07387BEG4	617	506	111	506	558	3Q 2014
126673JD5	6,019	5,809	210	5,809	3,769	3Q 2014
126380AA2	6,551	6,486	65	6,486	6,489	4Q 2014
126673JD5	5,732	5,645	87	5,645	5,113	4Q 2014
14984WAA8	3,485	3,384	102	3,384	3,173	4Q 2014
22942KCA6	8,926	8,926	—	8,926	10,185	4Q 2014
362341MC0	1,794	1,664	130	1,664	1,854	4Q 2014
41161XAC0	3,291	2,240	1,051	2,240	2,864	4Q 2014
61753NAC4	167	164	3	164	142	4Q 2014
65536PAA8	221	214	7	214	164	4Q 2014
70557RAB6	22,122	21,122	1,000	21,122	15,833	4Q 2014
759950GY8	5,770	5,695	75	5,695	5,308	4Q 2014
83611MLS5	18,503	18,055	448	18,055	15,321	4Q 2014
86358EZU3	570	570	—	570	918	4Q 2014
20404#AC0	531	237	294	237	214	4Q 2014
52521BAD8	8,821	8,164	657	8,164	8,164	4Q 2014
12668WAU1	8,797	7,941	856	7,941	7,941	4Q 2014

			$59,184

The unrealized losses of loan-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings as of December 31, 2014 and 2013 is as follows:

	Losses 12	Losses Less
	Months or	Than 12
	More	Months
Year ended December 31, 2014
The aggregate amount of unrealized losses	$260,339	$5,040
The aggregate related fair value of securities with unrealized losses	1,893,449	404,489

	Losses 12	Losses Less
	Months or	Than 12
	More	Months
Year ended December 31, 2013
The aggregate amount of unrealized losses	$431,297	$73,616
The aggregate related fair value of securities with unrealized losses	2,382,851	1,567,711

59

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Detail of net investment income is presented below:

	Year Ended December 31
	2014	2013	2012
Income:
Bonds	$1,718,834	$1,790,117	$1,905,410
Preferred stocks	8,510	7,675	9,320
Common stocks	29,486	11,539	168,713
Mortgage loans on real estate	343,735	386,189	411,742
Real estate	14,859	13,737	17,328
Policy loans	44,120	46,023	48,012
Cash, cash equivalents and short-term investments	3,066	4,148	7,509
Derivatives	183,316	159,548	197,183
Other invested assets	27,029	58,685	35,582
Other	16,874	22,891	34,107

Gross investment income	2,389,829	2,500,552	2,834,906
Less investment expenses	107,340	106,416	105,379

Net investment income	$2,282,489	$2,394,136	$2,729,527

Proceeds from sales and other disposals (excluding maturities) of bonds and preferred stock and related gross realized capital gains and losses were as follows:

	Year Ended December 31
	2014	2013	2012
Proceeds	$7,332,957	$6,198,656	$9,180,982

Gross realized gains	$401,537	$33,986	$292,804
Gross realized losses	(80,213)	(40,720)	(45,003)

Net realized capital gains (losses)	$321,324	$(6,734)	$247,801

The Company had gross realized losses for the years ended December 31, 2014, 2013 and 2012 of $80,226, $53,495 and $88,836, respectively, which relate to losses recognized on other-than-temporary declines in the fair values of bonds and preferred stocks.

60

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Net realized capital gains (losses) on investments are summarized below:

	Realized
	Year Ended December 31
	2014	2013	2012
Bonds	$240,923	$(58,782)	$158,547
Preferred stocks	175	(1,447)	418
Common stocks	2	4,869	(621)
Mortgage loans on real estate	(5,749)	(9,397)	13,802
Real estate	2,334	(578)	7,190
Cash, cash equivalents and short-term investments	6	35	9
Derivatives	255,580	(1,312,329)	(508,177)
Other invested assets	234,848	141,926	112,293

	728,119	(1,235,703)	(216,539)
Federal income tax effect	(118,685)	(57,648)	(94,705)
Transfer to interest maintenance reserve	(328,190)	10,631	(71,282)

Net realized capital gains (losses) on investments	$281,244	$(1,282,720)	$(382,526)

At December 31, 2014 and 2013, the Company had recorded investments in restructured securities of $0 and $694, respectively. The capital gains (losses) taken as a direct result of restructures in 2014, 2013 and 2012 were $0, $(339) and $167, respectively. The Company often has impaired a security prior to the restructure date. These impairments are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

The changes in net unrealized capital gains and losses on investments, including the changes in net unrealized foreign capital gains and losses, were as follows:

	Change in Unrealized
	Year Ended December 31
	2014	2013	2012
Bonds	$35,378	$40,651	$108,175
Preferred stocks	(15)	36	3,957
Common stocks	(33,771)	(3,170)	21,290
Affiliated entities	139,449	21,826	(25,164)
Mortgage loans on real estate	(6,676)	1,106	6,270
Derivatives	785,644	(602,212)	(98,933)
Other invested assets	(14,844)	1,542	14,749

Change in unrealized capital gains/losses, before taxes	905,165	(540,221)	30,344
Taxes on unrealized capital gains/losses	(18,105)	195,984	(20,779)

Change in unrealized capital gains/losses, net of tax	$887,060	$(344,237)	$9,565

61

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The credit quality of mortgage loans by type of property for the year ended December 31, 2014 were as follows:

	Farm	Commercial	Total
AAA - AA	$—	$3,613,461	$3,613,461
A	46,673	1,512,316	1,558,989
BBB	—	101,706	101,706
BB	—	115,201	115,201
B	8,604	6,863	15,467

	$55,277	$5,349,547	$5,404,824

The credit quality for commercial and farm mortgage loans was determined based on an internal credit rating model which assigns a letter rating to each mortgage loan in the portfolio as an indicator of the credit quality of the mortgage loan. The internal credit rating model was designed based on rating agency methodology, then modified for credit risk associated with the Company’s mortgage lending process, taking into account such factors as projected future cash flows, net operating income, and collateral value. The model produces a credit rating score and an associated letter rating which is intended to align with S&P ratings as closely as possible. Information supporting the credit risk rating process is updated at least annually.

During 2014, the Company issued mortgage loans with a maximum interest rate of 7.00% and a minimum interest rate of 3.61% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated during the year ending December 31, 2014 at the time of origination was 79%. During 2013, the Company issued mortgage loans with a maximum interest rate of 5.30% and a minimum interest rate of 3.14% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated during the year ending December 31, 2013 at the time of origination was 93%. During 2014, the Company reduced the interest rate by 2.0% on one outstanding mortgage loans with statement value of $2,163. During 2013, the Company reduced the interest rate by 0.6% on one outstanding mortgage with statement value of $6,009.

62

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables provide the age analysis of mortgage loans aggregated by type:

		Residential		Commercial
December 31, 2014	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
Recorded Investment (All)
(a) Current	$55,277	$—	$—	$—	$5,251,928	$77,638	$5,384,843
(b) 30-59 Days Past Due	—	—	—	—	—	—	—
(c) 60-89 Days Past Due	—	—	—	—	644	—	644
(d) 90-179 Days Past Due	—	—	—	—	5,590	—	5,590
(e) 180+ Days Past Due	—	—	—	—	13,747	—	13,747

		Residential		Commercial
December 31, 2013	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
Recorded Investment (All)
(a) Current	$111,731	$—	$—	$—	$5,418,958	$77,348	$5,608,037
(b) 30-59 Days Past Due	—	—	—	—	29,515	—	29,515
(c) 60-89 Days Past Due	—	—	—	—	—	—	—
(d) 90-179 Days Past Due	—	—	—	—	—	—	—
(e) 180+ Days Past Due	—	—	—	—	—	—	—

At December 31, 2014 and 2013, one mortgage loan with a carrying value of $13,747 and $0 respectively, was non-income producing for the previous 180 days. There was no accrued interest related to this mortgage loan at December 31, 2014 or 2013. The Company has a mortgage or deed of trust on the property thereby creating a lien which gives it the right to take possession of the property (among other things) if the borrower fails to perform according to the terms of the loan documents. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property. At December 31, 2014 and 2013 there were no taxes, assessments and other amounts advanced and not included in the mortgage loan total.

At December 31, 2014 and 2013, respectively, the Company held $20,080 and $36,266 in impaired loans with related allowance for credit losses of $7,693 and $1,017. There were no impaired mortgage loans held without an allowance for credit losses as of December 31, 2014 and 2013, respectively. The average recorded investment in impaired loans during 2014 and 2013 was $36,356 and $40,771, respectively.

63

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

	Year Ended December 31
	2014	2013	2012
Balance at beginning of period	$1,017	$2,124	$8,394
Additions, net charged to operations	11,962	11,193	500
Recoveries in amounts previously charged off	(5,286)	(12,300)	(6,770)

Balance at end of period	$7,693	$1,017	$2,124

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. For the years ended December 31, 2014, 2013 and 2012, respectively, the Company recognized $1,924, $2,571 and $2,879 of interest income on impaired loans. Interest income of $1,759, $2,710 and $2,971, respectively, was recognized on a cash basis for the years ended December 31, 2014, 2013 and 2012.

At December 31, 2014 and 2013, the Company held a mortgage loan loss reserve in the AVR of $55,448 and $73,275, respectively.

The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property Type Distribution
	December 31			December 31
	2014	2013		2014	2013
Pacific	26%	24%	Apartment	29%	24%
South Atlantic	24	26	Retail	29	28
Middle Atlantic	16	16	Office	22	25
Mountain	11	13	Industrial	12	14
E. North Central	8	8	Other	5	5
W. North Central	6	5	Medical	2	2
W. South Central	6	5	Agricultural	1	2
E. South Central	2	2
New England	1	1

At December 31, 2014, 2013 and 2012, the Company had mortgage loans with a total net admitted asset value of $88,102, $1,918 and $2,176, respectively, which had been restructured in accordance with SSAP No. 36, Troubled Debt Restructuring. There were no realized losses during the years ended December 31, 2014, 2013 and 2012 related to such restructurings. At

64

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

December 31, 2014 there was one commitment for $3,000 to lend additional funds to debtors owing receivables. There were no commitments to lend additional funds to debtors owing receivables at December 31, 2013 or 2012, respectively.

During 2014, the Company did not recognize any impairment write down for its investments in joint ventures, partnerships and limited liability companies during the statement period.

During 2013, the Company recorded an impairment of $2,335 for its investment in Iowa First Capital Fund, L.P. and $6,357 for its investment in VSS Communications Partnership IV, L.P. The impairment was taken because the decline in fair value of the fund was deemed to be other than temporary and a recovery in value from the remaining underlying investments in the fund is not anticipated. These write-downs are included in net realized capital gains (losses) within the statements of operations.

During 2012, the Company recorded an impairment of $97 for its investment in Yucaipa Equity Partners, L.P. The impairment was taken because the decline in fair value of the fund was deemed to be other than temporary and a recovery in value from the remaining underlying investments in the fund is not anticipated. The write-down is included in net realized capital gains (losses) within the statements of operations.

At December 31, 2014, the Company had ownership interests in thirty-eight LIHTC investments. The remaining years of unexpired tax credits ranged from one to ten, and the properties were not subject to regulatory review. The length of time remaining for holding periods ranged from one to fifteen years. The amount of contingent equity commitments expected to be paid during the years 2015 to 2029 is $1,771. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

At December 31, 2013, the Company had ownership interests in forty-four LIHTC investments. The remaining years of unexpired tax credits ranged from one to eleven, and the properties were not subject to regulatory review. The length of time remaining for holding periods ranged from one to sixteen years. The amount of contingent equity commitments expected to be paid during the years 2014 to 2029 is $3,621. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

65

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following table provides the carrying value of transferable state tax credits gross of any related tax liabilities and total unused transferable tax credits by state and in total as of December 31, 2014 and 2013:

		December 31, 2014
Description of State Transferable and Non-transferable Tax Credits	State	Carrying Value	Unused Amount*
Low-Income Housing Tax Credits	MA	$—	$1,852
Economic Redevelopment and Growth Tax Credits	NJ	—	13,491

Total		$—	$15,343

		December 31, 2013
Description of State Transferable and Non-transferable Tax Credits	State	Carrying Value	Unused Amount
Low-Income Housing Tax Credits	MA	$1,133	$3,384

Total		$1,133	$3,384

*	The unused amount reflects credits that the Company deems will be realizable in the period from 2015 to 2025.

The Company had no non-transferable state tax credits.

The Company estimated the utilization of the remaining state transferable tax credits by projecting a future tax liability based on projected premium, tax rates and tax credits, and comparing the projected future tax liability to the availability of remaining state transferable tax credits. The Company had no impairment losses related to state transferable tax credits.

Derivatives

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets (cash or securities) on the Company’s behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, then the Company is required to post similar assets (cash or securities).

At December 31, 2014 and 2013, the fair value of all derivative contracts, aggregated at a counterparty level, with a positive fair value amounted to $2,288,802 and $961,597, respectively.

At December 31, 2014 and 2013, the fair value of all derivative contracts, aggregated at a counterparty level, with a negative fair value amounted to $831,829 and $817,818, respectively.

66

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

For the years ended December 31, 2014 and 2013, the Company has recorded $226,649 and ($597,943), respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized gain (loss).

The Company did not recognize any unrealized gains or losses during 2014 and 2013 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

The Company did not recognize any income from options contracts for the years ended December 31, 2014, 2013 or 2012.

For the years ended December 31, 2014, 2013 and 2012, the Company recognized $0, $2,551 and $0, respectively, in capital gains (losses) related to call option transactions.

For the years ended December 31, 2014, 2013 and 2012, the Company recognized $0, $0 and $(226), respectively, in capital gains (losses) related to put option transactions.

For the years ended December 31, 2014, 2013 and 2012, the Company recognized $0, $(181,425) and $0, respectively, in capital gains (losses) related to collar option transactions.

The maximum term over which the Company is hedging its exposure to the variability of future cash flows is approximately 29 years for forecasted hedge transactions.

At December 31, 2014 and 2013, none of the Company’s cash flow hedges have been discontinued as it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship.

As of December 31, 2014 and 2013, the Company has accumulated deferred gains in the amount of $46,128 and $51,025, respectively, related to the termination of swaps that were hedging forecasted transactions. It is expected that these gains will be used as basis adjustments on future asset purchases expected to transpire throughout 2026.

For the years ended December 31, 2014, 2013 and 2012, the Company recognized $377,414, $(338,457) and $(113,293), respectively, in capital gains (losses) related to interest rate swap transactions.

For the years ended December 31, 2014, 2013 and 2012, the Company recognized no capital gains (losses) related to foreign exchange swap transactions.

67

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

For the years ended December 31, 2014, 2013 and 2012, the Company recognized no capital gains (losses) related to foreign currency forward transactions.

For the years ended December 31, 2014, 2013 and 2012, the Company recognized $(363,166), $(528,893) and $(307,838), respectively, in capital gains (losses) related to total return swap transactions.

For the years ended December 31, 2014, 2013 and 2012, the Company recognized $(472), $1,264 and $6,989 respectively, in capital gains (losses) related to credit swap transactions, of which are made up primarily replication transactions.

At December 31, 2014, 2013 and 2012, the Company had replicated assets with a fair value of $4,158,940, $3,575,011 and $3,571,947 and credit default and forward starting interest rate swaps with a fair value of $(85,230), $71,737 and $(143,165), respectively.

As stated in Note 1, the Company replicates investment grade corporate bonds by writing credit default swaps. As a writer of credit swaps, the Company actively monitors the underlying asset, being careful to note any events (default or similar credit event) that would require the Company to perform on the credit swap. If such events would take place, the Company has recourse provisions from the proceeds of the bankruptcy settlement of the underlying entity or by the sale of the underlying bond.

68

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

As of December 31, 2014, credit default swaps, used in replicating corporate bonds are as follows:

		Maximum Future	Current Fair
Deal, Receive (Pay), Underlying	Maturity Date	Payout (Estimate)	Value
50967,SWAP, USD 5 / (USD 0), :912828QN3	12/20/2017	$500	57
43227,SWAP, USD 1 / (USD 0), :912810QK7	12/20/2015	10,000	84
43228,SWAP, USD 1 / (USD 0), :912828JR2	12/20/2015	10,000	69
43229,SWAP, USD 1 / (USD 0), :912810PX0	12/20/2015	10,000	66
43230,SWAP, USD 1 / (USD 0), :912810QK7	12/20/2015	20,000	137
51277,SWAP, USD 1 / (USD 0), :912803DJ9	12/20/2015	10,000	68
51397,SWAP, USD 1 / (USD 0), :912803BM4	12/20/2015	20,000	181
51278,SWAP, USD 1 / (USD 0), :912803DK6	12/20/2015	20,000	167
51279,SWAP, USD 1 / (USD 0), :912803DK6	12/20/2015	20,000	91
51398,SWAP, USD 1 / (USD 0), :912803CH4	12/20/2015	20,000	142
51399,SWAP, USD 1 / (USD 0), :912803BJ1	12/20/2015	20,000	167
51280,SWAP, USD 1 / (USD 0), :912803DJ9	12/20/2015	20,000	136
51400,SWAP, USD 1 / (USD 0), :912803CH4	12/20/2015	20,000	178
43255,SWAP, USD 1 / (USD 0), :912803DK6	12/20/2015	20,000	183
43256,SWAP, USD 1 / (USD 0), :912803DJ9	3/20/2016	10,000	107
43258,SWAP, USD 1 / (USD 0), :912803DM2	3/20/2016	20,000	223
43263,SWAP, USD 1 / (USD 0), :US670346AE56	3/20/2016	10,000	114
51401,SWAP, USD 1 / (USD 0), :US35671DAS45	6/20/2016	20,000	158
43266,SWAP, USD 1 / (USD 0), :CDX IG 16	6/20/2016	20,000	245
43289,SWAP, USD 1 / (USD 0), :US731011AN26	3/20/2017	10,000	155
43290,SWAP, USD 1 / (USD 0), :US46513EY48	3/20/2017	10,000	155
43291,SWAP, USD 1 / (USD 0), :US731011AN26	3/20/2017	10,000	155
43292,SWAP, USD 1 / (USD 0), :XS0203685788	3/20/2017	15,000	214
43293,SWAP, USD 1 / (USD 0), :XS0113419690	3/20/2017	10,000	109
43294,SWAP, USD 1 / (USD 0), :US50064FAD69	3/20/2017	10,000	176
43295,SWAP, USD 1 / (USD 0), :US712219AG90	3/20/2017	10,000	143
43296,SWAP, USD 1 / (USD 0), :USY6826RAA06	3/20/2017	10,000	117
43297,SWAP, USD 1 / (USD 0), :US168863AS74	3/20/2017	15,000	167
43298,SWAP, USD 1 / (USD 0), :US731011AN26	3/20/2017	15,000	232
43300,SWAP, USD 1 / (USD 0), :XS0113419690	3/20/2017	15,000	163
43301,SWAP, USD 1 / (USD 0), :US50064FAD69	3/20/2017	5,000	88
43309,SWAP, USD 1 / (USD 0), :XS0203685788	3/20/2017	15,000	214
51402,SWAP, USD 1 / (USD 0), :US16886AS74	3/20/2017	10,000	111
43313,SWAP, USD 1 / (USD 0), :JP1200551248	3/20/2017	15,000	237
43314,SWAP, USD 1 / (USD 0), :XS0203685788	3/20/2017	10,000	143
43315,SWAP, USD 1 / (USD 0), :XS0113419690	3/20/2017	15,000	163
43316,SWAP, USD 1 / (USD 0), :US731011AN26	3/20/2017	10,000	155
43317,SWAP, USD 1 / (USD 0), :US50064FAD69	3/20/2017	10,000	176
51282,SWAP, USD 1 / (USD 0), :US168863AS74	3/20/2017	10,000	111
43320,SWAP, USD 1 / (USD 0), :USY6826RAA06	3/20/2017	5,000	58
43324,SWAP, USD 1 / (USD 0), :US731011AN26	3/20/2017	10,000	155
43325,SWAP, USD 1 / (USD 0), :US50064FAD69	3/20/2017	10,000	176
43326,SWAP, USD 1 / (USD 0), :XS0203685788	3/20/2017	10,000	143
43327,SWAP, USD 1 / (USD 0), :JP1200551248	3/20/2017	20,000	316
43333,SWAP, USD 1 / (USD 0), :USY6826RAA06	3/20/2017	10,000	117
51283,SWAP, USD 1 / (USD 0), :US475070AD04	6/20/2017	25,000	407
47289,SWAP, USD 1 / (USD 0), :US59156RAN89	6/20/2017	25,000	415
51403,SWAP, USD 1 / (USD 0), :US026874AZ07	6/20/2017	25,000	474
51404,SWAP, USD 1 / (USD 0), :US026874AZ07	6/20/2017	25,000	474
47290,SWAP, USD 1 / (USD 0), :US141781AC86	6/20/2017	10,000	201
47291,SWAP, USD 1 / (USD 0), :US141781AC86	6/20/2017	5,000	100
47292,SWAP, USD 1 / (USD 0), :US42217KAL08	6/20/2017	10,000	169

69

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

		Maximum Future	Current Fair
Deal, Receive (Pay), Underlying	Maturity Date	Payout (Estimate)	Value
43366,SWAP, USD 1 / (USD 0), :CDX IG 18	6/20/2017	20,000	346
43368,SWAP, USD 1 / (USD 0), :CDX IG 18	6/20/2017	20,000	346
57600,SWAP, USD 1 / (USD 0), :CDX IG 18	6/20/2017	26,000	449
51284,SWAP, USD 1 / (USD 0), :CDX IG 18	6/20/2017	20,000	346
47293,SWAP, USD 1 / (USD 0), :CDX IG 18	6/20/2017	25,000	432
47294,SWAP, USD 5 / (USD 0), :US345370BX76	6/20/2017	25,000	2,784
43382,SWAP, USD 1 / (USD 0), :US105756AL40	6/20/2017	10,000	(83)
43383,SWAP, USD 1 / (USD 0), :XS0203685788	6/20/2017	10,000	147
43384,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2017	10,000	76
43387,SWAP, USD 1 / (USD 0), :US731011AN26	6/20/2017	8,000	131
43602,SWAP, USD 1 / (USD 0), :US836205AJ33	9/20/2017	10,600	(57)
43604,SWAP, USD 1 / (USD 0), :US88322LAA70	9/20/2017	5,100	66
51285,SWAP, USD 1 / (USD 0), :US105756AL40	9/20/2017	5,700	(61)
51211,SWAP, USD 1 / (USD 0), :US715638AP79	9/20/2017	9,000	65
43626,SWAP, USD 1 / (USD 0), :US455780AQ93	9/20/2017	9,500	45
45193,SWAP, USD 1 / (USD 0), :US91086QAW87	9/20/2017	10,000	86
45194,SWAP, USD 1 / (USD 0), :US836205AJ33	9/20/2017	8,000	(43)
46092,SWAP, USD 1 / (USD 0), :46634GAB7	12/20/2017	15,000	128
45879,SWAP, USD 1 / (USD 0), :175305EEE1	12/20/2017	15,000	271
46819,SWAP, USD 1 / (USD 0), :17305EDT9	12/20/2017	5,000	17
58913,SWAP, USD 1 / (USD 0), :46636DAJ5	12/20/2017	10,000	68
46831,SWAP, USD 1 / (USD 0), :36249KAC4	12/20/2017	10,000	129
46845,SWAP, USD 1 / (USD 0), :36248EAB1	12/20/2017	10,000	172
46951,SWAP, USD 1 / (USD 0), :36248EAB1	12/20/2017	10,000	172
46958,SWAP, USD 1 / (USD 0), :12624PAE5	12/20/2017	10,000	191
47035,SWAP, USD 1 / (USD 0), :92936YAC5	12/20/2017	15,000	281
47036,SWAP, USD 1 / (USD 0), :61761DAD4	12/20/2017	5,000	94
51286,SWAP, USD 1 / (USD 0), :912803DK6	12/20/2017	22,000	413
47285,SWAP, USD 1 / (USD 0), :912810QV3	12/20/2017	15,000	281
47286,SWAP, USD 1 / (USD 0), :912803DP5	12/20/2017	22,000	413
47858,SWAP, USD 1 / (USD 0), :92930RBB7	12/20/2017	12,500	267
47855,SWAP, USD 1 / (USD 0), :912810QH4	12/20/2017	20,000	399
47856,SWAP, USD 1 / (USD 0), :912803DK6	12/20/2017	20,000	381
47857,SWAP, USD 1 / (USD 0), :07401DAD3	12/20/2017	20,000	13
47859,SWAP, USD 1 / (USD 0), :31359MEL3	12/20/2017	20,000	398
47866,SWAP, USD 5 / (USD 0), :912803DS9	12/20/2017	20,000	2,610
47867,SWAP, USD 1 / (USD 0), :20176AB1	12/20/2017	20,000	456
48057,SWAP, USD 1 / (USD 0), :912803DS9	12/20/2017	22,000	413
48227,SWAP, USD 1 / (USD 0), :912803DM2	12/20/2017	50,000	938
48233,SWAP, USD 1 / (USD 0), :912803DM2	12/20/2017	20,000	456
48247,SWAP, USD 1 / (USD 0), :912803DM2	12/20/2017	20,000	361
51440,SWAP, USD 1 / (USD 0), :912803DP5	12/20/2017	20,000	375
51405,SWAP, USD 1 / (USD 0), :BAE2Z99E1	12/20/2017	25,000	469
48458,SWAP, USD 5 / (USD 0), :BRS0F7YG6	12/20/2017	25,000	3,263
48507,SWAP, USD 1 / (USD 0), :31359MEL3	12/20/2016	19,000	307
48774,SWAP, USD 1 / (USD 0), :12624QAR4	12/20/2017	12,500	234
51287,SWAP, USD 1 / (USD 0), :912803DJ9	12/20/2017	25,000	498
51406,SWAP, USD 1 / (USD 0), :912803BF9	12/20/2017	25,000	570
51407,SWAP, USD 1 / (USD 0), :912803BJ1	12/20/2017	20,000	399
51288,SWAP, USD 5 / (USD 0), :912803DM2	12/20/2017	10,000	1,305
50040,SWAP, USD 1 / (USD 0), :94987MAB7	12/20/2017	10,000	59
53125,SWAP, USD 1 / (USD 0), :61761DAD4	3/20/2018	10,000	47
52960,SWAP, USD 1 / (USD 0), :61761DAD4	3/20/2018	10,000	24
53667,SWAP, USD 1 / (USD 0), :BAE1MTAS0	3/20/2018	20,000	375
53716,SWAP, USD 1 / (USD 0), :BAE1DP802	3/20/2018	20,000	449
53805,SWAP, USD 1 / (USD 0), :BAE2YGTK0	3/20/2018	10,000	225

70

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

		Maximum Future	Current Fair
Deal, Receive (Pay), Underlying	Maturity Date	Payout (Estimate)	Value
54724,SWAP, USD 1 / (USD 0), :912810QK7	3/20/2018	10,000	(104)
55126,SWAP, USD 1 / (USD 0), :36192KAT4	3/20/2018	7,100	18
55142,SWAP, USD 1 / (USD 0), :71654qbf8	3/20/2018	3,000	53
55297,SWAP, USD 1 / (USD 0), :912803DM2	3/20/2018	10,000	(104)
55727,SWAP, USD 5 / (USD 0), :46637WAD5	6/20/2018	27,000	998
57866,SWAP, USD 1 / (USD 0), :17275RAH5	6/20/2018	10,000	212
60300,SWAP, USD 1 / (USD 0), :912828QN3	6/20/2018	5,000	96
60301,SWAP, USD 1 / (USD 0), :912828QN3	6/20/2018	5,000	96
60221,SWAP, USD 1 / (USD 0), :912828TY6	6/20/2018	15,000	341
60222,SWAP, USD 1 / (USD 0), :912828PC8	6/20/2018	10,000	228
60493,SWAP, USD 1 / (USD 0), :912828QN3	6/20/2018	50,000	959
60526,SWAP, USD 1 / (USD 0), :912828QN3	6/20/2018	5,000	96
60558,SWAP, USD 1 / (USD 0), :912828QN3	6/20/2018	5,000	96
64235,SWAP, USD 1 / (USD 0), :912810RA8	9/20/2020	10,000	174
64236,SWAP, USD 1 / (USD 0), :912810RA8	9/20/2020	20,000	158
64238,SWAP, USD 1 / (USD 0), :912810RA8	9/20/2020	10,000	134
64348,SWAP, USD 1 / (USD 0), :912810RB6	9/20/2020	10,000	174
64593,SWAP, USD 1 / (USD 0), :912810RA8	9/20/2020	20,000	276
65753,SWAP, USD 1 / (USD 0), :912810RA8	9/20/2020	20,000	158
65755,SWAP, USD 1 / (USD 0), :912810RA8	9/20/2020	15,000	106
69637,SWAP, USD 1 / (USD 0), :912828QC4	12/20/2020	10,000	155
69710,SWAP, USD 1 / (USD 0), :FR0010871376	12/20/2020	10,000	155
93560,SWAP, USD 1 / (USD 0), :US105756AL40	6/20/2017	10,000	(83)
99189,SWAP, USD 1 / (USD 0), :912828QN3	12/20/2017	25,000	469
99182,SWAP, USD 1 / (USD 0), :912828QN3	12/20/2017	27,000	506
99183,SWAP, USD 1 / (USD 0), :912828QN3	12/20/2017	27,000	506
94986,SWAP, USD 5 / (USD 0), :912828PC8	12/20/2017	4,000	367
94987,SWAP, USD 5 / (USD 0), :912828PC8	12/20/2017	4,000	429
94988,SWAP, USD 5 / (USD 0), :912828PC8	12/20/2017	4,000	381
94990,SWAP, USD 5 / (USD 0), :912828PC8	12/20/2017	4,000	366
94992,SWAP, USD 5 / (USD 0), :912828PC8	12/20/2017	3,500	396
99176,SWAP, USD 1 / (USD 0), :912828SF8	6/20/2018	50,000	959
99178,SWAP, USD 1 / (USD 0), :912828UN8	6/20/2018	50,000	959
99184,SWAP, USD 1 / (USD 0), :912828UN8	6/20/2018	50,000	959
99181,SWAP, USD 1 / (USD 0), :912828VB3	6/20/2018	50,000	959
77399,SWAP, USD 1 / (USD 0), :912810RA8	9/20/2023	20,000	(200)
77403,SWAP, USD 1 / (USD 0), :912810RA8	9/20/2023	20,000	(48)
77405,SWAP, USD 1 / (USD 0), :912810RA8	9/20/2020	10,000	134
99185,SWAP, USD 1 / (USD 0), :912810BR6	9/20/2023	30,000	100
99186,SWAP, USD 1 / (USD 0), :912810RB6	9/20/2020	20,000	375
99187,SWAP, USD 1 / (USD 0), :912810RB6	9/20/2023	20,000	(200)
99188,SWAP, USD 1 / (USD 0), :912810RB6	9/20/2020	25,000	345
99190,SWAP, USD 1 / (USD 0), :912810RA8	9/20/2020	37,000	647
93536,SWAP, USD 1 / (USD 0), :912810QT8	12/20/2020	15,500	(18)
93528,SWAP, USD 1 / (USD 0), :912810QT8	12/20/2020	9,500	(11)
76131,SWAP, USD 1 / (USD 0), :912803DK6	3/20/2019	5,000	(99)
76147,SWAP, USD 1 / (USD 0), :912803DP5	3/20/2019	5,000	17
76203,SWAP, USD 1 / (USD 0), :912803CH4	3/20/2019	5,000	(99)
76204,SWAP, USD 1 / (USD 0), :912803CH4	3/20/2019	5,000	17
76205,SWAP, USD 1 / (USD 0), :912803CH4	3/20/2019	5,000	(12)
76206,SWAP, USD 1 / (USD 0), :17305EDT9	3/20/2019	5,000	(120)
76207,SWAP, USD 1 / (USD 0), :17305EDT9	3/20/2019	5,000	(35)
78319,SWAP, USD 5 / (USD 0), :912803DK6	6/20/2019	10,000	1,215
78318,SWAP, USD 5 / (USD 0), :912803DM2	6/20/2019	10,000	1,436
78182,SWAP, USD 5 / (USD 0), :873782AA4	6/20/2019	5,000	718
78184,SWAP, USD 5 / (USD 0), :912803DM2	6/20/2019	10,000	1,436
78303,SWAP, USD 5 / (USD 0), :880591EJ7	6/20/2019	10,000	1,741
78347,SWAP, USD 1 / (USD 0), :92936CAJ8	6/20/2019	22,000	(413)

71

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

		Maximum Future	Current Fair
Deal, Receive (Pay), Underlying	Maturity Date	Payout (Estimate)	Value
80205,SWAP, USD 5 / (USD 0), :912803DJ9	6/20/2019	20,000	3,676
91884,SWAP, USD 5 / (USD 0), :US852061AF78	12/20/2019	5,000	88
91827,SWAP, USD 5 / (USD 0), :US552953BB60	12/20/2019	5,000	208
91828,SWAP, USD 5 / (USD 0), :US126304AK02	12/20/2019	2,000	176
91829,SWAP, USD 5 / (USD 0), :US12543DAL47	12/20/2019	5,000	494
91844,SWAP, USD 5 / (USD 0), :US131347CF14	12/20/2019	5,000	162
93883,SWAP, USD 1 / (USD 0), :XS0292653994	12/20/2019	10,000	(173)
93885,SWAP, USD 1 / (USD 0), :US105756AL40	12/20/2019	10,000	(438)
93886,SWAP, USD 1 / (USD 0), :US455780AU06	12/20/2019	10,000	(238)
93892,SWAP, USD 1 / (USD 0), :US836205AN45	12/20/2019	10,000	(387)
93896,SWAP, USD 1 / (USD 0), :US105756AL40	12/20/2019	10,000	(438)
93898,SWAP, USD 1 / (USD 0), :US900123AL40	12/20/2019	20,000	(725)
99191,SWAP, USD 1 / (USD 0), :US455780AU06	12/20/2019	10,000	(238)

		$2,649,000	$52,701

At December 31, 2014, the Company had no written options. At December 31, 2013, the Company had written options with a fair value of $0 and average fair value for the year of $(1,276). The Company had no realized gains or losses in 2014 and 2013 related to these options.

At December 31, 2014 and 2013, the Company’s outstanding financial instruments with on and off balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2014	2013
Interest rate and currency swaps:
Receive floating—pay floating	$120,950	$120,950
Receive fixed—pay floating	184,665	405,165
Receive fixed—pay fixed	2,796,425	2,701,528
Swaptions:
Receive floating—pay fixed	6,000,000	6,676,000
Receive fixed—pay floating	6,000,000	6,000,000
Interest rate swaps:
Receive fixed—pay floating	15,996,515	11,408,586
Receive fixed—pay fixed	1,727,328	1,508,783
Receive floating—pay fixed	9,099,798	4,419,798
Receive floating—pay floating	4,354,665	4,217,010

72

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company recognized net realized gains (losses) from futures contracts in the amount of $241,804, $(267,369) and $(93,809) for the years ended December 31, 2014, 2013 and 2012, respectively.

Open futures contracts at December 31, 2014 and 2013, were as follows:

Long/Short	Number of Contracts	Contract Type	Opening Fair Value	Year-End Fair Value
December 31, 2014
Long	20	Hang Seng IDX January 2015 Futures	$23,628	$23,649
Long	52	S&P 500 March 2015 Futures	25,865	26,681
Short	1,265	S&P 500 March 2015 Futures	635,019	649,072
Long	120	Euro Stoxx 50 March 2015 Futures	3,612	3,760
Long	16,346	US Ultra Bond March 2015 Futures	2,594,256	2,700,155
Short	431	S&P 500 E-MINI March 2015 Futures	42,736	44,229

Long/Short	Number of Contracts	Contract Type	Opening Fair Value	Year-End Fair Value
December 31, 2013
Long	10	Hang Seng IDX January 2014 Futures	$11,635	$11,666
Long	43	S&P 500 March 2014 Futures	18,989	19,791
Short	992	S&P 500 March 2014 Futures	436,027	456,592
Long	66	Euro Stoxx 50 March 2014 Futures	1,903	2,051
Long	5,770	US Ultra Bond March 2014 Futures	802,154	786,162
Short	383	S&P 500 E-MINI March 2014 Futures	34,092	35,257

73

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables show the pledged or restricted assets as of December 31, 2014 and 2013, respectively:

		Gross Restricted Current Year
Restricted Asset Category		Total General Account (G/A)	G/A Supporting Separate Account (S/A) Activity	Total S/A Restricted Assets	S/A Assets Supporting G/A Activity	Total
a.	Subject to contractual obligation for which liability is not shown	$—	$—	$—	$—	$—
b.	Collateral held under security lending agreements	2,857,882	—	—	—	2,857,882
c.	Subject to repurchase agreements	109,826	—	—	—	109,826
d.	Subject to reverse repurchase agreements	—	—	—	—	—
e.	Subject to dollar repurchase agreements	456,341	—	—	—	456,341
f.	Subject to dollar reverse repurchase agreements	—	—	—	—	—
g.	Placed under option contracts	—	—	—	—	—
h.	Letter stock or securities restricted as to sale	14,482	—	—	—	14,482
i.	FHLB capital stock	104,000	—	—	—	104,000
j.	On deposit with state(s)	54,654	—	—	—	54,654
k.	On deposit with other regulatory bodies	—	—	—	—	—
l.	Pledged as collateral to FHLB	3,040,674	—	—	—	3,040,674
m.	Pledged as collateral not captured in other categories	299,846	—	—	—	299,846
n.	Other restricted assets - reinsurance	463,231	—	—	—	463,231

o.	Total Restricted Assets	$7,400,936	$—	$—	$—	$7,400,936

74

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

		Gross Restricted			Percentage
Restricted Asset Category		Total From Prior Year	Increase/ (Decrease)	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
a.	Subject to contractual obligation for which liability is not shown	$—	$—	$—	0.00%	0.00%
b.	Collateral held under security lending agreements	3,182,026	(324,144)	2,857,882	2.29	2.30
c.	Subject to repurchase agreements	88,847	20,979	109,826	0.09	0.09
d.	Subject to reverse repurchase agreements	—	—	—	0.00	0.00
e.	Subject to dollar repurchase agreements	216,485	239,856	456,341	0.37	0.37
f.	Subject to dollar reverse repurchase agreements	—	—	—	0.00	0.00
g.	Placed under option contracts	—	—	—	0.00	0.00
h.	Letter stock or securities restricted as to sale	45,463	(30,981)	14,482	0.01	0.01
i.	FHLB capital stock	104,000	—	104,000	0.08	0.08
j.	On deposit with state(s)	55,169	(515)	54,654	0.04	0.04
k.	On deposit with other regulatory bodies	—	—	—	0.00	0.00
l.	Pledged as collateral to FHLB	3,189,790	(149,116)	3,040,674	2.43	2.44
m.	Pledged as collateral not captured in other categories	459,674	(159,828)	299,846	0.24	0.24
n.	Other restricted assets - reinsurance	462,872	359	463,231	0.37	0.37

o.	Total Restricted Assets	$7,804,326	$(403,390)	$7,400,936	5.92%	5.94%

Assets pledged as collateral not captured in other categories includes the following:

Invested assets with a carrying value of $267,230 and $405,740 pledged in conjunction with derivative transactions as of December 31, 2014 and 2013, respectively.

Invested assets with a carrying amount of $32,616 and $53,933 pledged in conjunction with funding agreement transactions as of December 31, 2014 and 2013, respectively.

75

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance amounts:

	Year Ended December 31
	2014	2013	2012
Direct premiums	$18,338,148	$16,910,641	$13,426,938
Reinsurance assumed - non affiliates	1,451,742	1,415,095	1,751,054
Reinsurance assumed - affiliates	97,931	115,377	185,147
Reinsurance ceded - non affiliates	(2,023,032)	(2,030,188)	(3,985,049)
Reinsurance ceded - affiliates	(2,037,966)	(875,690)	428,724

Net premiums earned	$15,826,823	$15,535,235	$11,806,814

The Company received reinsurance recoveries in the amount of $2,998,389, $2,927,641 and $3,542,504 during 2014, 2013 and 2012, respectively. At December 31, 2014 and 2013, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $609,595 and $606,295, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2014 and 2013 of $30,933,301 and $34,352,837, respectively.

The net amount of the reduction in surplus at December 31, 2014 and 2013, if all reinsurance agreements were cancelled, is $86,529 and $176,597, respectively.

Effective December 31, 2014, the Company ceded certain stand-alone long-term care policies to Transamerica Premier Life Insurance Company (TPLIC), an affiliate, for which the Company paid an initial ceding commission and premiums of $350,000 and $3,914,521, respectively and ceded modified coinsurance reserves of $3,914,521, resulting in a pre-tax loss of $350,000 which has been included in the statement of operations.

76

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Effective October 1, 2014, the Company recaptured fixed annuity contracts previously reinsured to Transamerica International Re (Bermuda), Ltd. (TIRe) for which the Company received net consideration of $43,360, released a funds withheld liability of $1,975,937, and established benefit reserves and claim reserves $2,004,673 resulting in a pre-tax gain of $14,624 which has been included in the statement of operations. In addition, the Company released into income a previously deferred unamortized gain resulting from the original cession of this business to TIRe in the amount of $15,795, which included the recapture of IMR gains in the amount of $19,852 on an after-tax basis, with a corresponding charge to unassigned surplus.

Effective October 1, 2014, the Company recaptured the variable BOLI/COLI business that was previously reinsured to Transamerica International Re (Bermuda), Ltd. (TIRe), an affiliate, for which the Company paid net consideration of $17,769, released the funds withheld liability of $1,080,541, and recaptured separate account and general account policy and claims reserves of $1,080,541, resulting in a pre-tax loss of $17,769 which was included in the statement of operations. In addition, the Company released into income a previously deferred unamortized gain resulting from the original cession of this business to TIRe in the amount of $94,571 ($61,471 after-tax) with a corresponding charge to unassigned surplus.

Effective October 1, 2014, the Company recaptured the single premium universal life, credit life and credit disability business previously reinsured to TIRe for which the Company paid net consideration of $50,000, released a funds withheld liability of $516,472, recaptured policy and claims reserves of $560,275 and other liabilities of $13,334, and recaptured policy loans in the amount of $2,048, resulting in a pre-tax loss of $105,091 which has been included in the statement of operations. In addition, the Company released into income a previously deferred unamortized gain resulting from the original cession of this business to TIRe in the amount of $1,323 ($860 after-tax) with a corresponding charge to unassigned surplus.

Subsequently, effective October 1, 2014, the Company ceded this business to Ironwood Re Corp. (IRC) for which the Company received net consideration of $50,000, established a funds withheld liability of $516,472, released policy and claim reserves of $560,275 and other liabilities of $13,334, resulting in a pre-tax gain of $107,138 ($69,640 after-tax) which has been credited directly to unassigned surplus.

Effective June 30, 2014, the Company ceded level term life and universal life secondary guarantee business to TLIC Oakbrook Reinsurance, Inc., an affiliate, on a coinsurance funds withheld basis. The Company paid an initial reinsurance premium of $25,667, transferred other net assets of $1,852 and released life and claim reserves of $535,211 and $25,667, respectively, resulting in a pre-tax gain of $533,359 ($346,683 net of tax) which was credited directly to unassigned surplus on a net of tax basis.

Effective June 30, 2014, the Company ceded to Transamerica Premier Life Insurance Company on a YRT basis the net amount paid in excess of $3,000 on covered level term and universal life secondary guarantee policies. The Company paid an initial reinsurance premium of $858 and released reserves of $5,685 resulting in a pre-tax gain of $4,826 which has been included in the Statement of operations.

77

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

During 2014, amortization of deferred gains associated with previously transacted reinsurance agreements was released into income in the amount of $160,639 ($104,416 after tax).

During 2013, the Company recaptured business previously reinsured to an affiliate. The Company received recapture consideration of $75,113, recaptured life, annuity and claim reserves of $173,957, recaptured other assets of $3,360 and released into income from surplus a previously deferred unamortized gain from the original transaction in the amount of $25,121 ($16,328 net of tax), resulting in a pre-tax loss of $70,363, which has been included in the statement of operations.

During 2013, the Company also recaptured treaties associated with the divestiture of the Transamerica Reinsurance operations previously reinsured to various unaffiliated entities. The Company received recapture consideration of $678, recaptured life, annuity and claim reserves of $840, and recaptured other assets of $556, resulting in a pre-tax gain of $394, which has been included in the statement of operations.

Subsequent to these recaptures, during 2013 the Company novated the treaties that were previously ceded to various affiliated and unaffiliated entities, in which consideration paid was $75,791, life and claim reserves released were $174,797, and other assets transferred were $3,916, resulting in a pre-tax gain of $95,090, which has been included in the statement of operations.

During 2013, the Company novated third party assumed retrocession agreements that were previously retroceded to a non-affiliate in which no net consideration was exchanged, life and claim reserves were exchanged in the amount of $146,003 and other assets were exchanged in the amount of $15,520. As a result, there was no net financial impact from these transactions on a pre-tax basis, as assumed and ceded reserves along with other assets exchanged were impacted by equivalent amounts. In connection with this transaction, an unamortized gain relating to these blocks of $67,331 ($44,018, net of tax) was released into income, resulting in a pre-tax gain of $67,331, which has been included in the statement of operations.

On November 1, 2013, the company recaptured the business that was previously reinsured to an unaffiliated entity for which net consideration received was $380, invested and other assets received were $26,279, and life and claim reserves recaptured were $26,279, resulting in a pre-tax gain of $380, which was included in the statement of operations.

On July 1, 2013, the Company recaptured certain treaties from an unaffiliated entity, for which net consideration received was $3,837, life and claim reserves recaptured were $19,218, premiums recaptured were $1,813, and claims recaptured were $1,972, resulting in a pre-tax loss of $15,540, which was included in the statement of operations.

78

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

On April 1, 2013, the Company recaptured certain treaties from an unaffiliated entity, for which net consideration received was $106,511, life and claim reserves recaptured were $53,525, premiums recaptured were $11,432, and claims recaptured were $12,394, resulting in a pre-tax gain of $52,024, which was included in the statement of operations.

On March 31, 2013, the Company reinsured all business issued by its branch in Hong Kong to an affiliate, for which consideration paid was $54,610, life and claim reserves transferred were $54,691, and assets of $81 were transferred. As a result, there was no net financial impact from this transaction.

On March 27, 2013, the Company recaptured certain treaties from a non-affiliate effective October 1, 2012, for which net consideration received was $134,000, life and claim reserves recaptured were $116,225, premiums recaptured were $45,543, and claims recaptured were $68,014, resulting in a pre-tax loss of $4,696 which was included in the statement of operations.

During 2013, amortization of deferred gains associated with previously transacted reinsurance agreements was released into income in the amount of $144,509 ($111,768, net of tax).

During 2012, the Company recaptured various blocks of business that were previously reinsured on various bases to two separate affiliates. The Company received recapture consideration of $63,624, released the associated funds withheld liability of $1,516,317, recaptured life, annuity and claim reserves of $1,628,072, recaptured other assets of $5,428 and released into income from surplus a previously deferred unamortized gain from the original transaction in the amount of $24,215, resulting in a pre-tax loss of $18,488, which has been included in the statement of operations.

Subsequently, the Company ceded a portion of this recaptured business to two separate non-affiliated entities. The Company paid a reinsurance premium of $1,508,278 and a ceding commission of $41,149, released life, annuity and claim reserves of $1,510,206 and released an after-tax IMR liability associated with the block of business in the amount of $90,462, resulting in a net of tax gain on the transaction in the amount of $64,969 (IMR after-tax gain of $90,462, less gross loss on reinsurance of $39,221, taxed at 35%), which has been credited directly to unassigned surplus. This gain will be recognized in income as earnings emerge on the reinsured block of business. During 2012, the Company amortized $3,261 of this deferred gain into earnings on a net of tax basis with a corresponding charge to unassigned surplus.

79

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

During 2012, the Company recaptured certain treaties associated with the divestiture of the Transamerica Reinsurance operations that were previously ceded to various non-affiliated entities so they could perform the ultimate novation, for which no net consideration was received. Life and claim reserves recaptured were $70,992 and other assets were recaptured of $67,295, resulting in a pre-tax loss of $3,697, which has been included in the statement of operations.

Subsequent to these recaptures, during 2012 the Company novated certain unaffiliated treaties that were previously ceded by the Company to various non-affiliated entities, in which consideration paid was $30,509, life and claim reserves released were $153,224, other assets transferred were $72,723 and a previously deferred unamortized gain resulting from the original cession of this business of $19,068 ($12,394 net of tax) was released in to income, resulting in a pre-tax gain of $69,060, which has been included in the statement of operations.

Also during 2012, the Company novated third party assumed retrocession agreements that were previously retroceded to a non-affiliate in which no net consideration was exchanged. Life and claim reserves were exchanged in the amount of $129,464 and other assets were exchanged in the amount of $10,748. As a result, there was no net financial impact from these transactions on a pre-tax basis, as assumed and ceded reserves along with other assets exchanged were impacted by equivalent amounts.

During 2012, amortization of deferred gains associated with previously transacted reinsurance agreements was released into income in the amount of $43,889 ($28,528 after tax).

The Company reports a reinsurance deposit receivable of $190,564 and $178,513 as of December 31, 2014 and 2013, respectively. In 1996, TOLIC entered into a reinsurance agreement with an unaffiliated company where, for a net consideration of $59,716, TOLIC ceded certain portions of future obligations under single premium annuity contracts originally written by the Company in 1993. Consistent with the requirements of SSAP No. 75, Reinsurance Deposit Accounting, the Company reports the net consideration paid as a deposit. The amount reported is the present value of the future payment streams discounted at the effective yield rate determined at inception.

During 2014, 2013 and 2012, the Company obtained letters of credit of $123,006, $200,872 and $790,269, respectively, for the benefit of affiliated and nonaffiliated companies that have reinsured business to the Company where the ceding company’s state of domicile does not recognize the Company as an authorized reinsurer.

80

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

7. Income Taxes

The net deferred income tax asset at December 31, 2014 and 2013 and the change from the prior year are comprised of the following components:

	December 31, 2014
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$1,130,060	$283,045	$1,413,105
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	1,130,060	283,045	1,413,105
Deferred Tax Assets Nonadmitted	274,718	—	274,718

Subtotal (Net Deferred Tax Assets)	855,342	283,045	1,138,387
Deferred Tax Liabilities	354,299	120,467	474,766

Net Admitted Deferred Tax Assets	$501,043	$162,578	$663,621

	December 31, 2013
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$1,367,104	$306,158	$1,673,262
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	1,367,104	306,158	1,673,262
Deferred Tax Assets Nonadmitted	610,027	—	610,027

Subtotal (Net Deferred Tax Assets)	757,077	306,158	1,063,235
Deferred Tax Liabilities	293,084	148,705	441,789

Net Admitted Deferred Tax Assets	$463,993	$157,453	$621,446

	Change
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$(237,044)	$(23,113)	$(260,157)
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	(237,044)	(23,113)	(260,157)
Deferred Tax Assets Nonadmitted	(335,309)	—	(335,309)

Subtotal (Net Deferred Tax Assets)	98,265	(23,113)	75,152
Deferred Tax Liabilities	61,215	(28,238)	32,977

Net Admitted Deferred Tax Assets	$37,050	$5,125	$42,175

81

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The main components of deferred income tax amounts are as follows:

	Year Ended December 31
	2014	2013	Change
Deferred Tax Assets:
Ordinary
Discounting of unpaid losses	$1,694	$1,766	$(72)
Policyholder reserves	377,735	353,195	24,540
Investments	32,407	73,609	(41,202)
Deferred acquisition costs	537,202	507,343	29,859
Compensation and benefits accrual	27,292	28,849	(1,557)
Receivables - nonadmitted	30,713	24,486	6,227
Tax credit carry-forward	57,824	308,790	(250,966)
Corporate Provision	264	143	121
Assumption Reinsurance	11,885	16,946	(5,061)
Other (including items <5% of ordinary tax assets)	53,044	51,977	1,067

Subtotal	1,130,060	1,367,104	(237,044)
Nonadmitted	274,718	610,027	(335,309)

Admitted ordinary deferred tax assets	855,342	757,077	98,265
Capital:
Investments	283,045	306,158	(23,113)

Subtotal	283,045	306,158	(23,113)

Admitted deferred tax assets	$1,138,387	$1,063,235	$75,152

	Year Ended December 31
	2014	2013	Change
Deferred Tax Liabilities:
Ordinary
Investments	$162,288	$129,399	$32,889
§807(f) adjustment	42,370	45,099	(2,729)
Excess Capital to offset Ordinary	122,455	98,578	23,877
Separate account adjustments	27,186	18,945	8,241
Other (including items <5% of total ordinary tax liabilities)	—	1,063	(1,063)

Subtotal	354,299	293,084	61,215
Capital
Investments	242,922	247,419	(4,497)
Excess Capital to offset Ordinary	(122,455)	(98,578)	(23,877)
Other (including items <5% of total capital tax liabilities)	—	(136)	136

Subtotal	120,467	148,705	(28,238)

Deferred tax liabilities	474,766	441,789	32,977

Net deferred tax assets/liabilities	$663,621	$621,446	$42,175

The Company did not report a valuation allowance for deferred income tax assets as of December 31, 2014 or 2013.

82

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

As discussed in Note 1, for the years ended December 31, 2014 and 2013 the Company admits deferred income tax assets pursuant to SSAP No. 101. The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 101 is as follows:

			December 31, 2014
			Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks		$191,407	$38,381	$229,788
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)		309,636	124,197	433,833
	1.	Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	309,636	124,197	433,833
	2.	Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	773,841
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2( a) and 2(b) above) Offset by Gross Deferred Tax Liabilities		354,299	120,467	474,766

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))		$855,342	$283,045	$1,138,387

83

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

			December 31, 2013
			Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks		$—	$6,963	$6,963
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)		463,993	150,490	614,483
	1.	Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	541,325	175,571	716,896
	2.	Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	614,483
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a)and 2(b) above) Offset by Gross Deferred Tax Liabilities		293,084	148,705	441,789

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))		$757,077	$306,158	$1,063,235

				Change
			Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks		$191,407	$31,418	$222,825
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)		(154,357)	(26,293)	(180,650)
	1.	Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	(231,689)	(51,374)	(283,063)
	2.	Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	159,358
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a)and 2(b) above) Offset by Gross Deferred Tax Liabilities		61,215	(28,238)	32,977

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))		$98,265	$(23,113)	$75,152

84

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	December 31
	2014	2013	Change
Ratio Percentage Used To Determine Recovery
Period and Threshold Limitation Amount	1047%	815%	232%

Amount of Adjusted Capital and Surplus Used To
Determine Recovery Period and Threshold
Limitation in 2(b)2 above	$5,158	$4,076	$1,082

The impact of tax planning strategies at December 31, 2014 and 2013 was as follows:

	December 31, 2014
	Ordinary	Capital
	Percent	Percent	Total Percent
Impact of Tax Planning Strategies:
Adjusted Gross DTAs	$1,130,060	$283,045	$1,413,105
(% of Total Adjusted Gross DTAs)	0%	67%	13%

Net Admitted Adjusted Gross DTAs	$855,342	$283,045	$1,138,387
(% of Total Net Admitted Adjusted Gross DTAs)	6%	39%	14%

	December 31, 2013
	Ordinary	Capital
	Percent	Percent	Total Percent
Impact of Tax Planning Strategies:
Adjusted Gross DTAs	$1,367,104	$306,158	$1,673,262
(% of Total Adjusted Gross DTAs)	0%	62%	11%

Net Admitted Adjusted Gross DTAs	$757,077	$306,158	$1,063,235
(% of Total Net Admitted Adjusted Gross DTAs)	4%	16%	8%

85

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Ordinary Percent	Change Capital Percent	Total Percent
Impact of Tax Planning Strategies:
Adjusted Gross DTAs	$(237,044)	$(23,113)	$(260,157)
(% of Total Adjusted Gross DTAs)	0%	5%	2%

Net Admitted Adjusted Gross DTAs	$98,265	$(23,113)	$75,152
(% of Total Net Admitted Adjusted Gross DTAs)	2%	23%	6%

The Company’s tax planning strategies do not include the use of reinsurance-related tax planning strategies.

Current income taxes incurred consist of the following major components:

	Year Ended December 31
	2014	2013	Change
Current Income Tax
Federal	$236,081	$(288,531)	$524,612
Foreign	—	—	—

Subtotal	236,081	(288,531)	524,612

Federal income tax on net capital gains	118,685	57,648	61,037

Federal and foreign income taxes incurred	$354,766	$(230,883)	$585,649

	Year Ended December 31
	2013	2012	Change
Current Income Tax
Federal	$(288,531)	$(161,806)	$(126,725)
Foreign	—	(698)	698

Subtotal	(288,531)	(162,504)	(126,027)

Federal income tax on net capital gains	57,648	94,705	(37,057)

Federal and foreign income taxes incurred	$(230,883)	$(67,799)	$(163,084)

86

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company’s current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before tax as follows:

	Year Ended December 31
	2014	2013	2012
Current income taxes incurred	$354,766	$(230,883)	$(67,799)
Change in deferred income taxes (without tax on unrealized gains and losses)	296,283	(32,931)	105,935

Total income tax reported	$651,049	$(263,814)	$38,136

Income before taxes	$1,065,152	$(183,865)	$795,047
	35.00%	35.00%	35.00%

Expected income tax expense (benefit) at 35% statutory rate	$372,803	$(64,353)	$278,266
Increase (decrease) in actual tax reported resulting from:
Dividends received deduction	(46,817)	(36,984)	(36,188)
Tax credits	(37,727)	(43,788)	(58,619)
Tax-exempt Income	—	(13)	(27)
Tax adjustment for IMR	(14,001)	(16,080)	(34,101)
Surplus adjustment for in-force ceded	80,116	(62,246)	(14,483)
Nondeductible expenses	1,130	2,228	774
Deferred tax benefit on other items in surplus	320,182	(23,120)	(4,103)
Provision to return	8,482	(17,246)	(13,629)
Life-owned life insurance	(3,132)	(3,660)	(4,268)
Dividends from certain foreign corporations	1,066	904	546
Prior period adjustment	—	(109)	(51,467)
Pre-tax income of SMLLC’s	—	—	28,889
Intercompany Dividents	—	—	(55,618)
Partnership Permanent Adjustment	(11,764)	(2,951)	1,014
Other	(19,289)	3,604	1,150

Total income tax reported	$651,049	$(263,814)	$38,136

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its parent and other affiliated companies. The method of allocation between the companies is subject to a written tax allocation agreement. Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations. The Company is entitled to recoup federal income taxes paid in the event the future losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in any carryback or carryforward year when so applied. Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service. A tax return has not yet been filed for 2014.

87

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

As of December 31, 2014 and 2013, respectively, the Company had a $57,824 and $308,791 tax credit carryforward available for tax purposes. As of December 31, 2014 and 2013, the Company had no operating loss or capital loss carryforwards available for tax purposes.

The Company incurred income taxes of $337,948, $0 and $0 during 2014, 2013 and 2012, respectively, which will be available for recoupment in the event of future net losses.

The amount of tax contingencies calculated for the Company as of December 31, 2014 and 2013 is $2,350 and $814, respectively. The total amount of tax contingencies that, if recognized, would affect the effective income tax rate is $2,350. The Company classifies interest and penalties related to income taxes as income tax expense. The Company’s interest benefit related to income taxes for the years ending December 31, 2014, 2013 and 2012 is $41, $67 and $1,102, respectively. The total interest payable balance as of December 31, 2014 and 2013 is $69 and $28, respectively. The Company recorded no liability for penalties. It is not anticipated that the total amounts of unrecognized tax benefits will significantly increase within twelve months of the reporting date.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and closing agreements have been executed through 2004. The examination for the years 2005 through 2008 have been completed and resulted in tax return adjustments that are currently undergoing final calculation at appeal. An examination is in progress for the years 2009 and 2012. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions.

The Company has $14,478 general business tax credit carryforwards which expires in 2034.

8. Policy and Contract Attributes

Participating life insurance policies were issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted approximately 0.06% of ordinary life insurance in force at December 31, 2014 and 2013.

88

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

For the years ended December 31, 2014, 2013 and 2012, premiums for life participating policies were $14,110, $14,802 and $16,028, respectively. The Company accounts for its policyholder dividends based on dividend scales and experience of the policies. The Company paid dividends in the amount of $8,045, $8,579 and $8,651 to policyholders during 2014, 2013 and 2012, respectively, and did not allocate any additional income to such policyholders.

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31 2014
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Subject to discretionary withdrawal With fair value adjustment	$1,615,373	$—	$—	$1,615,373	2%
At book value less surrender charge of 5% or more	315,771	—	—	315,771	0
At fair value	107,875	—	61,936,638	62,044,513	68

Total with adjustment or at fair value	2,039,019	—	61,936,638	63,975,657	70
At book value without adjustment (minimal or no charge or adjustment)	15,845,554	51,655	—	15,897,209	17
Not subject to discretionary withdrawal provision	11,312,804	55,612	42,204	11,410,620	13

Total annuity reserves and deposit liabilities	29,197,377	107,267	61,978,842	91,283,486	100%

Less reinsurance ceded	9,367,185	—	—	9,367,185

Net annuity reserves and deposit liabilities	$19,830,192	$107,267	$61,978,842	$81,916,301

89

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	December 31 2013
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Subject to discretionary withdrawal With fair value adjustment	$1,654,750	$—	$—	$1,654,750	2%
At book value less surrender charge of 5% or more	782,031	—	—	782,031	1
At fair value	170,373	—	53,387,151	53,557,524	62

Total with adjustment or at fair value	2,607,154	—	53,387,151	55,994,305	65
At book value without adjustment (minimal or no charge or adjustment)	18,217,292	67,856	—	18,285,148	21
Not subject to discretionary withdrawal provision	12,250,823	55,319	42,643	12,348,785	14

Total annuity reserves and deposit liabilities	33,075,269	123,175	53,429,794	86,628,238	100%

Less reinsurance ceded	13,859,632	—	—	13,859,632

Net annuity reserves and deposit liabilities	$19,215,637	$123,175	$53,429,794	$72,768,606

Included in the liability for deposit-type contracts at December 31, 2014 and 2013 are $0 and $261,946, respectively, of funding agreements issued to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance are used to purchase a funding agreement from an affiliated Company which secures that particular series of notes. The funding agreement is reinsured to the Company. In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for principal and interest for these funding agreements are afforded equal priority as other policyholders. The contracts matured during 2014 and therefore, the liability is now $0.

The Company’s liability for deposit-type contracts includes GIC’s and funding agreements assumed from Transamerica Premier Life Insurance Company. The liabilities assumed are $190,520 and $878,808 at December 31, 2014 and 2013, respectively.

Certain separate and variable accounts held by the Company relate to individual variable life insurance policies. The benefits provided on the policies are determined by the performance and/or fair value of the investments held in the separate account. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. The assets of these separate accounts are carried at fair value. The life insurance policies typically provide a guaranteed minimum death benefit.

90

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Certain separate accounts held by the Company represent funds which are administered for pension plans. The assets consist primarily of fixed maturities and equity securities and are carried at fair value. The Company provides a minimum guaranteed return to policyholders of certain separate accounts. Certain other separate accounts do not have any minimum guarantees and the investment risks associated with fair value changes are borne entirely by the policyholder.

Information regarding the separate accounts of the Company as of and for the years ended December 31, 2014, 2013 and 2012 is as follows:

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2014	$—	$53	$11,846	$13,127,469	$13,139,368

Reserves for separate accounts as of December 31, 2014 with assets at:
Fair value	$—	$20,574	$35,038	$65,194,925	$65,250,537
Amortized cost	—	634,931	—	—	634,931

Total as of December 31, 2014	$—	$655,505	$35,038	$65,194,925	$65,885,468

Reserves for separate accounts by withdrawal characteristics as of December 31, 2014:
Subject to discretionary withdrawal	$—	$—	$—	$—	$—
With fair value adjustment	—	—	—	—	—
At fair value	—	—	—	65,152,722	65,152,722
At book value without fair value adjustment and with current surrender charge of less than 5%	—	634,931	—	—	634,931

Subtotal	—	634,931	—	65,152,722	65,787,653
Not subject to discretionary withdrawal	—	20,574	35,038	42,203	97,815

Total separate account liabilities at December 31, 2014	$—	$655,505	$35,038	$65,194,925	$65,885,468

91

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2013	$—	$538	$10,350	$12,450,327	$12,461,215

Reserves for separate accounts as of December 31, 2013 with assets at:
Fair value	$—	$19,400	$35,919	$56,624,730	$56,680,049
Amortized cost	—	631,636	—	—	631,636

Total as of December 31, 2013	$—	$651,036	$35,919	$56,624,730	$57,311,685

Reserves for separate accounts by withdrawal characteristics as of December 31, 2013:
Subject to discretionary withdrawal	$—	$—	$—	$—	$—
With fair value adjustment	—	—	—	—	—
At fair value	—	—	—	56,582,087	56,582,087
At book value without fair value adjustment and with current surrender charge of less than 5%	—	631,636	—	—	631,636

Subtotal	—	631,636	—	56,582,087	57,213,723
Not subject to discretionary withdrawal	—	19,400	35,919	42,643	97,962

Total separate account liabilities at December 31, 2013	$—	$651,036	$35,919	$56,624,730	$57,311,685

92

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2012	$—	$396	$9,951	$9,341,436	$9,351,783

Reserves for separate accounts as of December 31, 2012 with assets at:
Fair value	$—	$22,152	$43,089	$43,514,998	$43,580,239
Amortized cost	—	632,530	—	—	632,530

Total as of December 31, 2012	$—	$654,682	$43,089	$43,514,998	$44,212,769

Reserves for separate accounts by withdrawal characteristics as of December 31, 2012:
Subject to discretionary withdrawal	$—	$—	$—	$—	$—
With fair value adjustment	—	—	—	—	—
At fair value	—	—	—	43,478,209	43,478,209
At book value without fair value adjustment and with current surrender charge of less than 5%	—	632,530	—	—	632,530

Subtotal	—	632,530	—	43,478,209	44,110,739
Not subject to discretionary withdrawal	—	22,152	43,089	36,789	102,030

Total separate account liabilities at December 31, 2012	$—	$654,682	$43,089	$43,514,998	$44,212,769

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2014	2013	2012
Transfer as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$13,127,680	$12,451,604	$9,341,436
Transfers from separate accounts	(6,499,970)	(5,908,789)	(7,125,237)

Net transfers to separate accounts	6,627,710	6,542,815	2,216,199
Miscellaneous reconciling adjustments	1,882,846	709,764	817,767

Net transfers as reported in the statements of operations of the life, accident and health annual statement	$8,510,556	$7,252,579	$3,033,966

93

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The legal insulation of separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account. At December 31, 2014 and 2013, the Company’s separate account statement included legally insulated assets of $70,571,067 and $61,019,794, respectively. The assets legally insulated from general account claims at December 31, 2014 and 2013 are attributed to the following products:

	2014	2013
Group annuities	$24,759,509	$22,549,971
Variable annuities	40,885,143	34,050,766
Fixed universal life	666,665	627,296
Variable universal life	3,955,724	3,493,942
Variable life	205,675	201,314
Modified separate accounts	88,889	96,505
Registered Market Value
Annuity Product—SPL	9,462	—

Total separate account assets	$70,571,067	$61,019,794

Some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. As of December 31, 2014 and 2013, the general account of the Company had a maximum guarantee for separate account liabilities of $1,975,847 and $2,041,654, respectively. To compensate the general account for the risk taken, the separate account paid risk charges of $342,823, $242,109, $180,478, $124,016, and $107,662 to the general account in 2014, 2013, 2012, 2011 and 2010, respectively. During the years ended December 31, 2014, 2013, 2012, 2011, and 2010 the general account of the Company had paid $35,985, $30,830, $61,901, $28,556, and $76,405, respectively, toward separate account guarantees.

At December 31, 2014 and 2013, the Company reported guaranteed separate account assets at amortized cost in the amount of $641,602 and $616,160, respectively, based upon the prescribed practice granted by the State of Iowa as described in Note 2. These assets had a fair value of $701,918 and $651,390 at December 31, 2014 and 2013, respectively, which would have resulted in an unrealized gain of $60,316 and $35,230, respectively, had these assets been reported at fair value.

The Company does not participate in securities lending transactions within the separate account.

94

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

For variable annuities with guaranteed living benefits and variable annuities with minimum guaranteed death benefits the Company complies with Actuarial Guideline XLIII (AG 43), which replaces Actuarial Guidelines 34 and 39. AG 43 specifies statutory reserve requirements for variable annuity contracts with benefit guarantees (VACARVM) and without benefit guarantees and related products. The AG 43 reserve calculation includes variable annuity products issued after January 1, 1981. Examples of covered guaranteed benefits include guaranteed minimum accumulation benefits, return of premium death benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits and guaranteed payout annuity floors. The aggregate reserve for contracts falling within the scope of AG 43 is equal to the conditional tail expectation (CTE) Amount, but not less than the standard scenario amount (SSA).

To determine the CTE Amount, the Company used 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) produced in October 2005 and prudent estimate assumptions based on Company experience. The SSA was determined using the assumptions and methodology prescribed in AG 43 for determining the SSA.

At December 31, 2014 and 2013, the Company had variable and separate account annuities with minimum guaranteed benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
December 31, 2014
Minimum guaranteed death benefit	$10,693,732	$241,453	$222,515
Minimum guaranteed income benefit	5,605,109	1,175,994	921,716
Guaranteed premium accumulation fund	237,459	23,120	—
Minimum guaranteed withdrawal benefit	29,995,054	29,274	(72)
December 31, 2013
Minimum guaranteed death benefit	$9,780,645	$248,254	$242,555
Minimum guaranteed income benefit	5,888,991	1,109,426	878,523
Guaranteed premium accumulation fund	233,596	21,398	—
Minimum guaranteed withdrawal benefit	23,695,873	—	—

95

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2014 and 2013, the gross premium and loading amounts related to these assets (which are reported as premiums deferred and uncollected), are as follows:

	Gross	Loading	Net
December 31, 2014
Life and annuity:
Ordinary first-year business	$4,687	$413	$4,274
Ordinary renewal business	543,805	10,385	533,420
Group life business	5,371	3,565	1,806
Credit life business	1,467	—	1,467
Reinsurance ceded	(391,899)	—	(391,899)

	163,431	14,363	149,068
Accident and health	27,597	—	27,597

	$191,028	$14,363	$176,665

	Gross	Loading	Net
December 31, 2013
Life and annuity:
Ordinary first-year business	$4,746	$4,398	$348
Ordinary renewal business	531,041	3,993	527,048
Group life business	5,255	3,381	1,874
Credit life business	1,283	—	1,283
Reinsurance ceded	(427,598)	—	(427,598)

	114,727	11,772	102,955
Accident and health	27,876	—	27,876

	$142,603	$11,772	$130,831

The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts. As of December 31, 2014 and 2013, the Company had insurance in force aggregating $77,600,302 and $87,374,058, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $651,406 and $641,454 to cover these deficiencies as of December 31, 2014 and 2013, respectively.

96

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

For indeterminate premium products, a full schedule of current and anticipated premium rates is developed at the point of issue. Premium rate adjustments are considered when anticipated future experience foretells deviations from the original profit standards. The source of deviation (mortality, persistency, expense, etc.) is an important consideration in the re-rating decision as well as the potential effect of a rate change on the future experience of the existing block of business.

The Company does not write any accident and health business that is subject to the Affordable Care Act risk sharing provisions. The Company has recorded a liability of $36 for the amount it has been assessed to fund the transitional reinsurance program.

9. Capital and Surplus

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its shareholders. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (b) the Company’s statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2014, without the prior approval of insurance regulatory authorities, is $583,534.

The Company paid common and preferred stock dividends totaling $400,000 and $150,000 on December 23, 2014, and December 23, 2013, respectively, to its parent companies.

The Company paid ordinary common stock dividends of $329,510 and $79,320 to its common stock shareholder, Transamerica International Holdings, Inc. on December 24, 2014 and December 23, 2013, respectively. The Company paid preferred stock dividends of $52,100, and $18,390, to its preferred stock shareholders, Transamerica Corporation and AEGON USA, LLC, respectively, on December 24, 2014. On December 23, 2013, the Company paid preferred stock dividends of $52,240, and $18,440, to Transamerica Corporation and AEGON USA, LLC, respectively.

The Company received common stock dividends of $17,720 and preferred stock dividends of $430 on December 24, 2014 from its subsidiary, Transamerica Financial Life Insurance Company (TFLIC).

The Company received common stock dividends of $150,000 on October 9, 2012 and $5,000 on June 1, 2012, from its subsidiaries, TLB and Garnet Assurance Corporation III, respectively.

97

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life or health insurance company is to be determined based on the various risk factors related to it. At December 31, 2014, the Company meets the minimum RBC requirements.

On September 30, 2002, LIICA, which merged in to the Company effective October 2, 2008, received $150,000 from AEGON in exchange for surplus notes. These notes are due 20 years from the date of issuance at an interest rate of 6%, and are subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, the holders of the issued and outstanding preferred stock shall be entitled to priority only with respect to accumulated but unpaid dividends before the holder of the surplus notes and full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company. The Company received approval from the Insurance Division, Department of Commerce, of the State of Iowa prior to paying quarterly interest payments.

Additional information related to the outstanding surplus notes at December 31, 2014 and 2013 is as follows:

For Year Ending	Balance Outstanding	Interest Paid Current Year	Cumulative Interest Paid	Accrued Interest
2014	$150,000	$9,000	$108,000	$2,250
2013	$150,000	$9,000	$99,000	$2,250

10. Securities Lending

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102% of the fair value of the loaned domestic securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned government or other domestic securities. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security.

98

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2014 and 2013, respectively, securities in the amount of $2,780,909 and $3,069,772 were on loan under securities lending agreements. At December 31, 2014, the collateral the Company received from securities lending activities was in the form of cash and on open terms. This cash collateral is reinvested and is not available for general corporate purposes. The reinvested cash collateral has a fair value of $2,857,653 and $3,181,767 at December 31, 2014 and 2013, respectively.

The contractual maturities of the securities lending collateral positions are as follows:

Fair Value
Open	$2,857,882
30 days or less	—
31 to 60 days	—
61 to 90 days	—
Greater than 90 days	—

Total	2,857,882
Securities received	—

Total collateral received	$2,857,882

The Company receives primarily cash collateral in an amount in excess of the fair value of the securities lent. The Company reinvests the cash collateral into higher yielding securities than the securities which the Company has lent to other entities under the arrangement.

The maturity dates of the reinvested securities lending collateral are as follows:

	Amortized Cost	Fair Value
Open	$849,443	$849,443
30 days or less	631,203	631,203
31 to 60 days	820,840	820,840
61 to 90 days	336,243	336,243
91 to 120 days	183,489	183,489
121 to 180 days	19,007	19,007
181 to 365 days	7,248	7,248
Greater than 3 years	10,707	10,180

Total	2,858,180	2,857,653
Securities received	—	—

Total collateral reinvested	$2,858,180	$2,857,653

For securities lending, the Company’s sources of cash that it uses to return the cash collateral is dependent upon the liquidity of the current market conditions. Under current conditions, the Company has securities with a par value of $2,858,556 (fair value of $2,857,653) that are currently tradable securities that could be sold and used to pay for the $2,857,882 in collateral calls that could come due under a worst-case scenario.

99

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

11. Retirement and Compensation Plans

The Company’s employees participate in a qualified benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits, and based upon actuarial participant benefit calculations. The benefits are based on years of service and the employee’s eligible annual compensation. Pension expenses were $27,818, $25,626 and $23,983 for the years ended December 31, 2014, 2013 and 2012, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

The Company’s employees participate in a contributory defined contribution plan sponsored by AEGON, which is qualified under Section 401(k) of the Internal Revenue Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. The Company’s allocation of benefits expense was $13,762, $12,255 and $11,501 for the years ended December 31, 2014, 2013 and 2012 respectively.

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The Company has no legal obligation for the plan. The plans are noncontributory and benefits are based on years of service and the employee’s eligible annual compensation. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2014, 2013 and 2012 was insignificant. AEGON also sponsors an employee stock option plan/stock appreciation rights for employees of the Company and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been funded as deemed appropriate by management of AEGON and the Company.

100

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. The Company has no legal obligation for the plan. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are allocated among the participating companies based on IAS 19 and based upon actuarial participant benefit calculations. The Company expensed $6,198, $6,700 and $7,018 related to these plans for the years ended December 31, 2014, 2013 and 2012, respectively.

12. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company is party to a common cost allocation service agreement between AEGON companies, in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. The Company is also party to a service agreement with TFLIC, in which the Company provides services, including accounting, data processing and other professional services, in consideration of reimbursement of the actual costs of services rendered. The Company is also a party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the advisor serves as the administrator and advisor for the Company’s mortgage loan operations. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. The net amount received by the Company as a result of being a party to these agreements was $272,739, $229,780 and $209,527 during 2014, 2013 and 2012, respectively. Fees charged between affiliates approximate their cost. The Company has an administration service agreement with Transamerica Asset Management, Inc. to provide administrative services to the AEGON/Transamerica Series Trust. The Company received $124,653, $96,209 and $74,457 for these services during 2014, 2013 and 2012, respectively.

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. The Company incurred expenses under this agreement of $143,027, $115,212 and $70,768 for the years ended December 31, 2014, 2013 and 2012, respectively.

Receivables from and payables to affiliates bear interest at the thirty-day commercial paper rate. During 2014, 2013 and 2012, the Company paid net interest of $49, $34 and $112, respectively, to affiliates. At December 31, 2014 and 2013, respectively, the Company reported a net amount of receivables from affiliates of $145,147 and $10,042. Terms of settlement require that these amounts are settled within 90 days.

101

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2014, the Company had short-term intercompany notes receivable of $645,800 as follows. In accordance with SSAP No. 25, Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties, these notes are reported as short-term investments.

Receivable from	Amount	Due By	Interest Rate
AEGON	$45,700	September 17, 2015	0.12%
AEGON	2,000	September 30, 2015	0.12
AEGON	26,500	September 30, 2015	0.12
AEGON	79,200	October 1, 2015	0.12
AEGON	51,300	October 20, 2015	0.12
AEGON	27,700	October 21, 2015	0.12
AEGON	6,700	December 1, 2015	0.12
AEGON	400,000	December 29, 2015	0.12
AEGON	6,700	December 31, 2015	0.12

At December 31, 2013, the Company had short-term intercompany notes receivable of $788,088 as follows.

Receivable from	Amount	Due By	Interest Rate
AEGON	$1,600	March 13, 2014	0.11%
AEGON	330,000	May 21, 2014	0.10
AEGON	16,700	September 16, 2014	0.11
AEGON	50,400	September 17, 2014	0.11
AEGON	40,500	September 18, 2014	0.11
AEGON	27,200	September 26, 2014	0.11
AEGON	71,588	September 27, 2014	0.11
AEGON	2,000	November 29, 2014	0.11
AEGON	111,400	November 29, 2014	0.11
AEGON	120,500	December 2, 2014	0.12
AEGON	12,800	December 20, 2014	0.12
AEGON	3,400	December 30, 2014	0.12

During 1998, the Company issued life insurance policies to two affiliated companies, covering the lives of certain employees of those affiliates. Aggregate reserves for policies and contracts related to these policies are $158,942 and $155,614 at December 31, 2014 and 2013, respectively.

102

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

In prior years, the Company purchased life insurance policies covering the lives of certain employees of the Company from an affiliate. At December 31, 2014 and 2013, the cash surrender value of these policies was $165,018 and $161,384, respectively.

13. Commitments and Contingencies

At December 31, 2014 and 2013, the Company has mortgage loan commitments of $78,088 and $25,073, respectively. The Company has contingent commitments for $317,745 and $242,171 as of December 31, 2014 and 2013, respectively, to provide additional funding for various joint ventures, partnerships, and limited liability companies, which includes LIHTC commitments of $1,771 and $3,621, respectively.

At December 31, 2014 and 2013, the Company has private placement commitments outstanding of $78,000 and $37,669, respectively.

The Company had no securities being acquired (sold) on a “to be announced” (TBA) basis as of December 31, 2014 and 2013.

Cash collateral received from derivative counterparties as well as the obligation to return the collateral is recorded on the Company’s balance sheet. The amount of cash collateral posted as of December 31, 2014 and 2013, respectively, was $936,974 and $379,202. In addition, securities in the amount of $250,905 and $180,359 were also posted to the Company as of December 31, 2014 and 2013, respectively, which were not included on the balance sheet of the Company as the Company does not have the ability to sell or repledge the collateral.

The Company has provided back-stop guarantees for the performance of non-insurance affiliates or subsidiaries that are involved in the guaranteed sale of investments in low-income housing tax credit partnerships. The nature of the obligation is to provide third party investors with a minimum guaranteed annual and cumulative return on their contributed capital which is based on tax credits and tax losses generated from the low income housing tax credit partnerships. Guarantee payments arise if low income housing tax credit partnerships experience unexpected significant decreases in tax credits and tax losses or there are compliance issues with the partnerships. A significant portion of the remaining term of the guarantees is between 13-18 years. The Company did not recognize a liability for the low income housing tax credit guarantees due to the adoption of SSAP No. 5R at December 31, 2014 or 2013, as the maximum potential amount of future payments the Company could be required to make is immaterial to the Company’s financial results. In the event the Company is required to make a payment under this guarantee, the payment would be reflected in the Company’s financial statements as a decrease in net investment income. The maximum potential amount of future payments (undiscounted) that the Company could be required to make under these guarantees was $131 and $185 at December 31, 2014 and 2013, respectively. No payments are required as of December 31, 2014. The current assessment of risk of making payments under these guarantees is remote.

103

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company has guaranteed to the Monetary Authority of Singapore (MAS) that it will provide adequate funds to make up for any liquidity shortfall in its wholly-owned foreign life insurance subsidiary, TLB (Singapore Branch), and continues to meet, pay and settle all present and future obligations of TLB. As of December 31, 2014, there is no payment or performance risk because TLB is able to meet its obligations.

The Company has guaranteed to the Hong Kong Insurance Authority that it will provide the financial support to TLB for maintaining TLB’s solvency at all times so as to enable TLB to promptly meet its obligations and liabilities. If at any time the value of TLB’s assets do not exceed its liabilities by the prevailing acceptable level of solvency, the Company will increase the paid up share capital of TLB or provide financial assistance to TLB to maintain the acceptable level of solvency, defined as net assets at one hundred and fifty percent of the required margin of solvency as stipulated under the Insurance Companies (Margin of Solvency) Regulation. As of December 31, 2014, there is no payment or performance risk because TLB is able to meet its obligations and has assets in excess of its liabilities by the prevailing level of solvency as of this date.

The Company has guaranteed that TLB will (1) maintain tangible net worth of at least equal to the greater of 165% of Standard & Poor’s (S&P) Risk-Based Capital and the minimum required by regulatory authorities in all jurisdictions in which TLB operates, (2) have, at all times, sufficient cash to pay all contractual obligations in a timely manner and (3) have a maximum operating leverage ratio of 20 times. TLIC can terminate this agreement upon thirty days written notice, but not until TLB attains a rating from S&P the same as without the support from this agreement, or the entire book of TLB business is transferred provided that it is transferred to an entity with a rating from S&P that is the same as or better than TLIC’s then current rating or AA, whichever is lower. As of December 31, 2014, there is no payment or performance risk because TLB has adequate tangible net worth, sufficient cash to meet its obligations and an operating leverage ratio not in excess of 20 times as of this date.

The Company is not able to estimate the financial statement impact or the maximum potential amount of future payments it could be required to make under these three guarantees as they are considered to be unlimited under the provisions of SSAP No. 5R.

The Company has provided a guarantee to TLB’s (Singapore Branch) policyholders. If TLB fails to pay a valid claim solely by reason of it becoming insolvent as defined by Bermuda law, then the Company shall pay directly to the policy owner or named beneficiary the amount of the valid claim. At December 31, 2014 and 2013, TLB holds related statutory-basis policy and claim reserves of $1,095,894 and $667,196, respectively, which would be the maximum

104

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

potential amount of future payments the Company could be required to make under this guarantee. In the event the Company is required to make a payment under this guarantee, the payment would be reflected in the Company’s financial statements as an increase to incurred claims. As of December 31, 2014, there is no payment or performance risk because TLB is not insolvent as of this date.

The Company has provided a guarantee to TLB’s (Hong Kong Branch) policyholders. If TLB fails to pay a valid claim solely by reason of it becoming insolvent as defined by Bermuda law, then the Company shall pay directly to the policy owner or named beneficiary the amount of the valid claim. At December 31, 2014, TLB holds related statutory-basis policy and claim reserves of $1,864,241, which would be the maximum potential amount of future payments the Company could be required to make under this guarantee. In the event the Company is required to make a payment under this guarantee, the payment would be reflected in the Company’s financial statements as an increase to incurred claims. As of December 31, 2014, there is no payment or performance risk because TLB is not insolvent as of this date.

The Company did not recognize a liability for any of the TLB guarantees due to the adoption of SSAP No. 5R at December 31, 2014 or 2013, as a liability is not required for guarantees to or on behalf of a wholly-owned subsidiary. Management monitors TLB’s financial condition, and there are no indications that TLB will become insolvent. As such, management feels the risk of payment under these guarantees on behalf of TLB is remote.

The Company has provided guarantees for the obligations of noninsurance affiliates who have accepted assignments of structured settlement payment obligations from other insurers and purchase structured settlement insurance policies from subsidiaries of the Company that match those obligations. The guarantees made by the Company are specific to each structured settlement contract and vary in date and duration of the obligation. These are numerous and are backed by the reserves established by the Company to represent the present value of the future payments for those contracts. The statutory reserve established at December 31, 2014 and 2013 for the total payout block is $3,543,319 and $3,610,718, respectively. As this reserve is already recorded on the balance sheet of the Company, there was no additional liability recorded due to the adoption of SSAP No. 5R.

105

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following table provides an aggregate compilation of guarantee obligations as of December 31, 2014 and 2013:

	December 31
	2014	2013
Aggregate maximum potential of future payments of all guarantees (undiscounted)	$2,960,266	$1,927,818

Current liability recognized in financial statements:
Noncontingent liabilities	—	—

Contingent liabilities	—	—

Ultimate financial statement impact if action required:
Incurred claims	2,960,135	1,927,633
Other	131	185

Total impact if action required	$2,960,266	$1,927,818

The Company is a member of the FHLB of Des Moines. Through its membership, the Company has conducted business activity (borrowings) with the FHLB. It is part of the Company’s strategy to utilize these funds to improve spread lending liquidity. The company has determined the actual/estimated maximum borrowing capacity as $4,860,234. The company calculated this amount in accordance with the terms and conditions of agreement with FHLB of Des Moines.

At December 31, 2014 and 2013, the Company purchased/owned the following FHLB stock as part of the agreement:

	Year Ended December 31
	2014	2013
Membership Stock:
Class A	$—	$—
Class B	10,000	10,000
Activity Stock	94,000	94,000
Excess Stock	—	—

Total	$104,000	$104,000

106

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2014, Membership Stock (Class A and B) Eligible for Redemption and the anticipated timeframe for redemption was as follows:

		6 Months to	1 to Less
	Less Than 6	Less Than 1	Than 3
	Months	Year	Years	3 to 5 Years
Membership Stock
Class A	$—	$—	$—	$—
Class B	—	—	—	10,000

Total	$—	$—	$—	$10,000

At December 31, 2014 and 2013, the amount of collateral pledged to the FHLB was as follows:

	Fair Value	Carry Value
December 31, 2014
Total Collateral Pledged	$3,280,906	$3,040,674

	Fair Value	Carry Value
December 31, 2013
Total Collateral Pledged	$3,412,345	$3,189,790

At December 31, 2014 and 2013, the maximum amount pledged to the FHLB was as follows:

	Fair Value	Carry Value
December 31, 2014
Maximum Collateral Pledged	$3,799,769	$3,522,694

	Fair Value	Carry Value
December 31, 2013
Maximum Collateral Pledged	$5,000,133	$3,960,267

107

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2014 and 2013, the borrowings from the FHLB were as follows:

	General Account	Funding Agreements Reserves Established
December 31, 2014
Debt	$—	$—
Funding agreements	2,350,000	1,450,149
Other	115,559	—

Total	$2,465,559	$1,450,149

	General Account	Funding Agreements Reserves Established
December 31, 2013
Debt	$—	$—
Funding agreements	2,350,000	1,450,482
Other	134,912	—

Total	$2,484,912	$1,450,482

At December 31, 2014, the Maximum amount of borrowings during reporting period was as follows:

General Account
December 31, 2014
Debt	$—
Funding agreements	2,350,000
Other	134,912

Total	$2,484,912

108

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2014 the prepayment penalties information is as follows:

Does the Company have prepayment obligations under the following arrangements (yes/no)?
Debt	N/A
Funding Agreements	YES
Other	NO

The Company has issued synthetic GIC contracts to benefit plan sponsors totaling $2,006,867 and $1,985,290 as of December 31, 2014 and 2013, respectively. A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans. The plan sponsor retains ownership and control of the related plan assets. The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances. The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants. In return for the book value benefit responsive guarantee, the Company receives a premium that varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow. A contract reserve of $3,000 has been established for the possibility of unexpected benefit payments at below market interest rates at December 31, 2014 and 2013.

As of December 31, 2014 and 2013, the Company had entered into a credit enhancement and a standby liquidity asset purchase agreement on a municipal variable rate demand note facility with commitment amounts of $0 and $470, respectively, for which it was paid a fee. Prior to a change in the remarketing agent, this agreement was drawn upon and repaid during 2009. The Company does not believe there will be an additional draw under this agreement. However, if there were, any such draws would be purchases of municipal bonds, which would be repaid with interest.

The Company is a party to legal proceedings involving a variety of issues incidental to its business, including class actions. Lawsuits may be brought in nearly any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal proceedings are subject to many variables, and given its complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

109

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company, except where right of offset against other taxes paid is allowed by law. Amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $5,620 and $8,525 and an offsetting premium tax benefit of $6,323 and $6,220 at December 31, 2014 and 2013, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund (benefit) expense was $(148), $(155) and $(4,325), for the years ended December 31, 2014, 2013 and 2012, respectively.

14. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

The Company has recorded liabilities of $89,271 and $88,979 for municipal repurchase agreements as of December 31, 2014 and 2013, respectively. The repurchase agreements are primarily collateralized by investment-grade corporate bonds with book values of $109,826 and $88,847, respectively, and fair values of $114,296 and $94,435, respectively, as of December 31, 2014 and 2013. These securities have maturity dates that range from 2015 to 2027.

For repurchase agreements, the Company rigorously manages asset/liability risks via an integrated risk management framework. The Company’s liquidity position is monitored constantly, and factors heavily in the management of the asset portfolio. Projections comparing liquidity needs to available resources in both adverse and routine scenarios are refreshed monthly. The results of these projections on time horizons ranging from 16 months to 24 months are the basis for the near-term liquidity planning. This liquidity model excludes new business (non applicable for the spread business), renewals and other sources of cash and assumes all liabilities are paid off on the earliest dates required. Interest rate risk is carefully managed, in part through rigorously defined and monitored derivatives programs.

The Company enters into dollar repurchase agreements in which securities are delivered to the counterparty once adequate collateral has been received. At December 31, 2014 and 2013, the Company had dollar repurchase agreements outstanding in the amount of $456,341 and $216,485, respectively. The Company had an outstanding liability for borrowed money in the amount $458,456 and $209,442 at December 31, 2014 and 2013, respectively due to participation in dollar repurchase agreements which includes accrued interest.

110

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The contractual maturities of the dollar repurchase agreement positions are as follows:

Fair Value
Open	$457,071
30 days or less	—
31 to 60 days	—
61 to 90 days	—
Greater than 90 days	—

Total	457,071
Securities received	—

Total collateral received	$457,071

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. The details by NAIC designation 3 or below of securities sold during 2014 and reacquired within 30 days of the sale date are:

	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Gain/(Loss)
Bonds:
NAIC 4	2	$1,207	$1,145	$(48)
NAIC 5	1	840	817	6
Preferred stocks:
NAIC 3	1	$462	$462	$220

15. Subsequent Events

The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are issued, provided they give evidence of conditions that existed at the balance sheet date (Type I). Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II). With the exception of the Affordable Care Act annual fee described below, the Company has not identified any Type I or Type II subsequent events for the year ended December 31, 2014 through the date the financial statements are issued.

111

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

On January 1, 2015, the Company will be subject to an annual fee under section 9010 of the Affordable Care Act (ACA). This annual fee will be allocated to individual health insurers based on the ratio of the amount of the entity’s net premiums written during the preceding calendar year to the amount of health insurance for any U.S. health risk that is written during the preceding calendar year. A health insurance entity’s portion of the annual fee becomes payable once the entity provides health insurance for any U.S. health risk for each calendar year beginning on or after January 1, 2015. As of December 31, 2014, the Company has written health insurance subject to the ACA assessment, expects to conduct health insurance business in 2015, and estimates their portion of the annual health insurance industry fee to be payable on September 30, 2015 to be $568. This assessment is not expected to have a material impact on risk based capital in 2014.

	Year Ended December 31,
	2014	2013
ACA fee assessment payable for the upcoming year	$568	$365
ACA fee assessment paid	362	—
Premium written subject to ACA 9010 assessment	27,413	22,803
Total adjusted capital before surplus adjustment	6,626,740	—
Authorized control level before surplus adjustment	569,479	—
Total adjusted capital after surplus adjustment	6,626,172	—
Authorized control level after surplus adjustment	569,479	—

112

Statutory-Basis Financial

Statement Schedules

Transamerica Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2014

SCHEDULE I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet (2)
Fixed maturities
Bonds:
United States government and government agencies and authorities	$4,968,048	$5,753,486	$4,977,772
States, municipalities and political subdivisions	819,565	863,485	819,505
Foreign governments	459,133	465,875	458,689
Hybrid securities	597,094	562,604	597,094
All other corporate bonds	27,549,762	30,711,569	27,520,190
Preferred stocks	114,045	120,456	114,031

Total fixed maturities	34,507,647	38,477,475	34,487,281

Equity securities
Common stocks:
Industrial, miscellaneous and all other	118,570	134,459	134,459

Total equity securities	118,570	134,459	134,459
Mortgage loans on real estate	5,385,161		5,385,161
Real estate	79,852		79,852
Policy loans	656,132		656,132
Other long-term investments	876,311		876,311
Receivable for Securities	3,126		3,126
Securities Lending	2,858,180		2,858,180
Cash, cash equivalents and short-term investments	2,520,461		2,520,461

Total investments	$47,005,440		$47,000,963

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.
(2)	United States government, state, municipal and political, hybrid and corporate bonds of $85,156 are held at fair value rather than amortized cost due to having an NAIC 6 rating. A preferred stock security is held at its fair value of $1,788 due to having an NAIC 6 rating.

113

Transamerica Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*
Year ended December 31, 2014
Individual life	$13,952,651	$—	$231,080	$2,196,344	$773,377	$1,431,185	$2,058,148
Individual health	3,411,356	98,578	154,922	(3,460,464)	226,397	517,146	153,781
Group life and health	1,472,060	12,811	72,708	439,880	112,904	316,743	217,484
Annuity	16,342,623	—	20,739	16,651,063	1,169,813	9,897,891	8,560,251

	$35,178,690	$111,389	$479,449	$15,826,823	$2,282,491	$12,162,965	$10,989,664

Year ended December 31, 2013
Individual life	$14,185,805	$—	$231,700	$1,185,165	$795,744	$1,887,131	$946,491
Individual health	3,281,297	98,172	130,325	456,021	198,062	468,090	154,043
Group life and health	1,465,232	13,467	64,476	400,624	66,995	301,864	180,181
Annuity	15,055,747	—	16,053	13,493,425	1,333,335	6,504,357	8,142,888

	$33,988,081	$111,639	$442,554	$15,535,235	$2,394,136	$9,161,442	$9,423,603

Year ended December 31, 2012
Individual life	$13,805,986	$—	$197,787	$1,058,471	$803,205	$1,731,950	$(1,363,563)
Individual health	3,154,346	95,888	126,252	457,502	218,644	458,994	68,566
Group life and health	1,452,548	13,761	61,621	342,755	117,963	267,986	164,138
Annuity	15,866,274	—	22,285	9,948,086	1,589,715	5,569,306	5,850,131

	$34,279,154	$109,649	$407,945	$11,806,814	$2,729,527	$8,028,236	$4,719,272

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

114

Transamerica Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2014
Life insurance in force	$487,412,382	$933,129,143	$576,877,151	$131,160,390	440%

Premiums:
Individual life	2,593,496	1,823,337	1,426,185	2,196,344	65%
Individual health	522,344	3,999,686	16,878	(3,460,464)	0%
Group life and health	524,682	87,744	2,942	439,880	1%
Annuity	14,697,625	(1,859,920)	93,519	16,651,064	1%

	$18,338,147	$4,050,847	$1,539,524	$15,826,824	10%

Year ended December 31, 2013
Life insurance in force	$425,824,013	$900,426,392	$609,160,147	$182,304,432	334%

Premiums:
Individual life	$2,341,520	$2,591,067	$1,434,712	$1,185,165	121%
Individual health	524,580	87,856	19,298	456,021	4%
Group life and health	482,218	84,646	3,052	400,624	1%
Annuity	13,562,324	142,308	73,409	13,493,425	1%

	$16,910,642	$2,905,877	$1,530,471	$15,535,235	10%

Year ended December 31, 2012
Life insurance in force	$455,851,953	$987,454,502	$666,160,317	$134,557,768	495%

Premiums:
Individual life	$2,390,267	$3,106,662	$1,774,866	$1,058,471	168%
Individual health	531,328	153,252	79,426	457,502	17%
Group life and health	452,512	129,841	20,084	342,755	6%
Annuity	10,052,831	166,570	61,825	9,948,086	1%

	$13,426,938	$3,556,325	$1,936,201	$11,806,814	16%

115

FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA B

Years Ended December 31, 2014 and 2013

Transamerica Life Insurance Company

Separate Account VA B

Financial Statements

Years Ended December 31, 2014 and 2013

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Contract Owners of

Separate Account VA B of

Transamerica Life Insurance Company

In our opinion, the accompanying statement of assets and liabilities and the related statement of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA B (the “Separate Account”) at December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for the period then ended and the financial highlights in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2014, by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 24, 2015

The Board of Directors and Contract Owners

of Separate Account VA B

    Transamerica Life Insurance Company

We have audited the accompanying statement of operations and changes in net assets of the subaccounts of Transamerica Life Insurance Company Separate Account VA B (the Separate Account), comprised of subaccounts as listed in the accompanying statement of operations and changes in net assets for the period ended December 31, 2013. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013 by correspondence with the fund companies or their transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the results of the operations and changes in net assets of each of the respective subaccounts of Transamerica Life Insurance Company Separate Account VA B, for the period ended December 31, 2013, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa

April 25, 2014

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2014

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AllianceBernstein Balanced Wealth Strategy Class B Shares	7,624,532.541	$90,690,115	$91,875,617	$(14)	$91,875,603	47,372,152	$1.225013	$11.505290
AllianceBernstein Growth and Income Class B Shares	6,396,053.255	147,304,113	190,026,742	6	190,026,748	94,663,141	1.273489	13.043879
AllianceBernstein Large Cap Growth Class B Shares	751,211.514	19,554,164	35,592,402	(138)	35,592,264	24,431,104	1.295393	2.090142
American Funds - Asset Allocation Class 2 Shares	21,254,879.503	412,348,965	468,882,642	113	468,882,755	238,074,048	1.348315	11.780479
American Funds - Bond Class 2 Shares	13,008,870.552	143,302,632	142,447,133	(83)	142,447,050	83,916,301	1.062583	10.073278
American Funds - Growth Class 2 Shares	2,181,837.631	149,391,679	174,197,916	(40)	174,197,876	65,675,816	1.378650	12.813976
American Funds - Growth-Income Class 2 Shares	3,437,775.747	160,079,650	180,173,827	123	180,173,950	55,861,390	1.497745	13.176703
American Funds - International Class 2 Shares	4,635,676.877	89,106,275	94,057,884	(148)	94,057,736	52,391,548	1.034252	10.942101
BlackRock Basic Value V.I. Class I Shares	1,737,656.440	24,234,240	28,532,319	(39)	28,532,280	11,168,612	1.875483	3.155559
BlackRock Global Allocation V.I. Class I Shares	1,198,220.788	18,219,472	19,447,123	(29)	19,447,094	10,125,330	1.594145	2.735892
BlackRock High Yield V.I. Class I Shares	952,603.338	6,865,892	7,087,369	34,904	7,122,273	3,187,284	1.913018	2.299911
Fidelity® VIP Balanced Service Class 2	15,064,182.551	238,661,697	250,216,072	(18)	250,216,054	146,071,274	1.295270	12.234717
Fidelity® VIP Contrafund® Initial Class	21,365.143	645,237	798,202	9	798,211	215,716	1.471744	13.374713
Fidelity® VIP Contrafund® Service Class 2	12,693,420.194	355,147,891	465,848,521	(104)	465,848,417	198,325,170	1.363297	13.259348
Fidelity® VIP Equity-Income Initial Class	3,695.122	72,394	89,681	(2)	89,679	63,434	1.263396	1.469289
Fidelity® VIP Equity-Income Service Class 2	2,678,339.201	52,700,366	63,824,823	126	63,824,949	38,349,894	1.159990	2.040278
Fidelity® VIP Growth Initial Class	605.921	23,167	38,464	13	38,477	25,431	1.470049	1.720489
Fidelity® VIP Growth Service Class 2	767,516.141	26,932,813	48,200,014	135	48,200,149	32,507,157	1.335842	2.149896
Fidelity® VIP Growth Opportunities Service Class 2	75,834.139	1,197,994	2,517,693	19	2,517,712	1,532,255	1.295314	1.963946
Fidelity® VIP Mid Cap Initial Class	1,573.915	55,227	59,305	2	59,307	31,431	1.342962	13.148720
Fidelity® VIP Mid Cap Service Class 2	9,385,046.823	293,336,662	345,745,125	(207)	345,744,918	114,999,325	1.316771	13.033398
Fidelity® VIP Value Strategies Initial Class	6,848.452	80,348	104,028	(2)	104,026	46,549	1.384052	12.543808
Fidelity® VIP Value Strategies Service Class 2	9,439,294.294	101,307,599	144,232,417	(82)	144,232,335	63,993,977	1.300632	12.430041
Franklin Founding Funds Allocation Class 4 Shares	19,777,535.862	145,127,193	149,122,620	11	149,122,631	80,598,108	1.250023	1.968299
Franklin Income Class 2 Shares	7,865,547.741	116,068,602	125,848,764	(171)	125,848,593	95,658,242	1.215441	1.398991
Franklin Mutual Shares Class 2 Shares	1,178,689.407	18,885,366	26,638,381	(1)	26,638,380	21,834,462	1.119412	1.371368
Franklin Templeton Foreign Class 2 Shares	3,283,791.124	44,821,699	49,421,056	107	49,421,163	49,701,555	0.926856	1.032842
GE Investments Total Return Class 3 Shares	3,147,351.548	54,886,445	59,012,842	32	59,012,874	41,034,372	1.171908	11.221763
Huntington VA Dividend Capture	233,790.706	2,686,235	3,069,672	7	3,069,679	2,178,735	1.316224	1.414277
Huntington VA International Equity	99,683.170	1,416,212	1,572,004	4	1,572,008	1,598,417	0.918330	0.986770
Huntington VA Situs	178,569.906	3,222,611	3,951,752	8	3,951,760	2,714,936	1.361327	1.462751

See accompanying notes.	3

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2014

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Invesco V.I. American Franchise Series II Shares	177,014.757	$6,552,063	$9,493,301	$22	$9,493,323	6,712,184	$1.384617	$1.459813
Invesco V.I. Value Opportunities Series II Shares	2,857,037.998	15,323,860	27,970,402	64	27,970,466	20,414,876	1.036202	1.723826
Janus Aspen - Enterprise Service Shares	406,645.638	14,386,955	24,097,821	(92)	24,097,729	14,698,057	1.048619	3.309916
Janus Aspen - Global Research Service Shares	1,014,837.556	28,342,038	41,374,927	(56)	41,374,871	37,018,168	0.825554	1.783992
Janus Aspen - Perkins Mid Cap Value Service Shares	200,638.517	3,089,637	3,689,742	(1)	3,689,741	1,766,515	1.468778	2.161591
MFS® New Discovery Service Class	3,912,593.558	60,849,274	59,862,681	(204)	59,862,477	30,112,422	1.194652	2.532253
MFS® Total Return Service Class	3,056,219.182	55,464,152	73,196,449	(2)	73,196,447	44,471,420	1.245208	1.762153
NVIT Developing Markets Class II Shares	4,289.833	24,293	25,010	—	25,010	32,410	0.652321	0.888026
TA Aegon High Yield Bond Initial Class	12,783,149.529	99,812,290	102,904,354	238	102,904,592	51,869,537	1.227823	10.439790
TA Aegon High Yield Bond Service Class	16,229,725.899	134,250,945	132,109,969	(55)	132,109,914	51,566,530	1.215603	10.311734
TA Aegon Money Market Initial Class	115,039,152.641	115,039,153	115,039,153	63	115,039,216	100,630,309	0.920422	1.365957
TA Aegon Money Market Service Class	345,247,029.102	345,247,029	345,247,029	(164)	345,246,865	234,252,333	0.861814	9.926045
TA Aegon Tactical Vanguard ETF - Balanced Service Class	136,901,585.974	1,530,747,179	1,586,689,381	262	1,586,689,643	581,745,788	1.112425	10.827937
TA Aegon Tactical Vanguard ETF - Conservative Service Class	38,324,757.621	404,384,964	413,140,887	(168)	413,140,719	245,264,820	1.078850	10.566573
TA Aegon Tactical Vanguard ETF - Growth Service Class	56,013,473.305	620,748,960	650,876,560	31	650,876,591	328,199,796	1.140424	11.142128
TA Aegon U.S. Government Securities Initial Class	7,226,260.437	92,786,238	87,871,327	(146)	87,871,181	53,809,524	1.085316	2.020976
TA Aegon U.S. Government Securities Service Class	16,961,558.543	218,331,660	211,171,404	49	211,171,453	117,104,047	1.039202	9.995022
TA AllianceBernstein Dynamic Allocation Initial Class	3,054,825.302	25,480,454	29,143,033	174	29,143,207	18,258,426	1.058253	1.686880
TA AllianceBernstein Dynamic Allocation Service Class	35,787,715.357	303,854,073	339,267,542	183	339,267,725	214,985,976	1.009656	10.714391
TA Asset Allocation - Conservative Initial Class	21,659,659.128	224,663,969	239,339,233	(196)	239,339,037	149,407,114	1.120284	1.693225
TA Asset Allocation - Conservative Service Class	99,810,503.624	1,024,104,149	1,091,926,910	110	1,091,927,020	626,987,083	1.110530	10.704960
TA Asset Allocation - Growth Initial Class	31,877,784.680	273,748,111	361,494,078	(103)	361,493,975	208,960,284	1.159559	1.812649
TA Asset Allocation - Growth Service Class	18,121,330.907	168,219,256	203,683,759	28	203,683,787	104,915,264	1.073443	11.833142
TA Asset Allocation - Moderate Initial Class	45,914,515.005	465,083,968	558,320,502	(217)	558,320,285	330,908,687	1.154901	1.786339
TA Asset Allocation - Moderate Service Class	441,930,787.588	4,872,538,146	5,316,427,375	(393)	5,316,426,982	2,294,467,597	1.142773	10.983687
TA Asset Allocation - Moderate Growth Initial Class	51,674,727.789	544,876,272	658,336,032	(84)	658,335,948	379,652,087	1.179251	1.819163
TA Asset Allocation - Moderate Growth Service Class	274,206,162.941	2,981,512,465	3,454,997,653	(143)	3,454,997,510	1,876,616,300	1.110475	11.359025
TA Barrow Hanley Dividend Focused Initial Class	21,719,210.278	300,349,417	461,316,026	(163)	461,315,863	218,849,432	1.247819	13.077773
TA Barrow Hanley Dividend Focused Service Class	7,227,736.192	119,962,294	153,661,671	72	153,661,743	71,214,054	1.188199	12.917739
TA BlackRock Global Allocation Service Class	84,332,946.446	1,118,337,539	1,227,044,371	(736)	1,227,043,635	759,341,068	1.098445	10.909901
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	962,831.585	9,620,657	9,560,918	2	9,560,920	964,927	9.894477	9.930000

See accompanying notes.	4

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2014

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA BlackRock Global Allocation Managed Risk - Growth Service Class	1,083,200.395	$10,778,023	$10,712,852	$(2)	$10,712,850	1,085,461	$9.854616	$9.890000
TA BlackRock Tactical Allocation Service Class	86,405,679.125	1,286,979,267	1,394,587,661	53	1,394,587,714	644,924,677	1.196078	11.126131
TA Clarion Global Real Estate Securities Initial Class	4,724,255.722	52,592,836	61,698,780	75	61,698,855	24,884,480	1.001553	10.464030
TA Clarion Global Real Estate Securities Service Class	6,805,685.721	83,549,761	92,625,383	37	92,625,420	49,196,924	1.031424	10.341738
TA International Moderate Growth Initial Class	8,208.797	74,142	79,790	1	79,791	68,194	1.170054	1.185290
TA International Moderate Growth Service Class	58,160,938.879	512,914,858	560,089,841	310	560,090,151	425,154,870	0.928253	10.501288
TA Janus Balanced Service Class	26,113,834.031	313,812,642	351,231,068	(104)	351,230,964	155,749,876	1.128069	11.855854
TA Jennison Growth Initial Class	20,718,646.105	168,485,100	218,374,530	(94)	218,374,436	135,122,880	1.217771	13.877145
TA Jennison Growth Service Class	6,568,113.703	60,876,573	67,454,528	(79)	67,454,449	26,708,592	1.514023	13.715704
TA JPMorgan Core Bond Service Class	10,063,244.826	139,290,368	139,476,573	11	139,476,584	83,188,018	1.045141	10.116194
TA JPMorgan Enhanced Index Initial Class	6,330,980.156	83,203,293	117,249,752	22	117,249,774	56,840,615	1.392500	13.466392
TA JPMorgan Enhanced Index Service Class	1,957,632.190	32,859,894	36,235,772	(11)	36,235,761	13,180,874	1.392127	13.315169
TA JPMorgan Mid Cap Value Service Class	6,750,083.925	128,287,807	151,741,887	70	151,741,957	51,842,761	1.617610	13.414418
TA JPMorgan Tactical Allocation Service Class	56,289,050.596	770,599,182	825,197,482	(7)	825,197,475	374,130,018	1.111874	10.744463
TA Legg Mason Dynamic Allocation - Balanced Service Class	61,623,909.519	684,107,603	738,870,675	123	738,870,798	249,433,962	1.145346	11.194198
TA Legg Mason Dynamic Allocation - Growth Service Class	23,598,338.076	274,257,739	297,103,076	(109)	297,102,967	99,859,668	1.201301	11.621903
TA Madison Balanced Allocation Service Class	8,200,765.488	89,763,761	94,800,849	(29)	94,800,820	44,591,131	1.178789	11.078940
TA Madison Conservative Allocation Service Class	6,826,146.409	72,818,157	74,746,303	33	74,746,336	41,143,456	1.107545	10.522376
TA Madison Diversified Income Service Class	8,654,757.114	96,354,957	105,588,037	20	105,588,057	59,704,752	1.164677	10.711436
TA Market Participation Strategy Service Class	34,500,327.234	384,116,757	418,143,966	181	418,144,147	111,054,031	1.171809	11.782416
TA MFS International Equity Initial Class	9,714,282.797	69,154,280	79,559,976	(254)	79,559,722	56,412,797	1.055913	10.562893
TA MFS International Equity Service Class	7,795,015.514	60,463,968	62,827,825	(42)	62,827,783	29,976,630	1.013038	10.443991
TA Morgan Stanley Capital Growth Initial Class	7,537,261.907	87,577,171	118,184,267	80	118,184,347	59,235,134	1.487688	2.376042
TA Morgan Stanley Capital Growth Service Class	2,246,286.142	30,617,520	34,839,898	12	34,839,910	12,651,656	1.474679	14.339552
TA Morgan Stanley Mid-Cap Growth Initial Class	2,794,980.584	80,860,347	99,193,861	(19)	99,193,842	66,529,721	1.182083	12.362141
TA Morgan Stanley Mid-Cap Growth Service Class	2,002,283.596	63,375,781	69,299,035	97	69,299,132	28,962,016	1.171204	12.211973
TA Multi-Managed Balanced Initial Class	5,266,696.073	68,579,262	73,575,744	(111)	73,575,633	34,836,857	1.374858	2.230944
TA Multi-Managed Balanced Service Class	19,669,578.327	249,472,823	270,653,398	(113)	270,653,285	134,975,301	1.362578	12.027782
TA Multi-Manager Alt Strategies Service Class	98,576.922	1,023,485	1,029,143	23	1,029,166	98,872	10.342846	10.487363
TA PIMCO Tactical - Balanced Service Class	44,800,063.684	507,457,531	533,120,758	99	533,120,857	195,521,348	1.033548	11.283498
TA PIMCO Tactical - Conservative Service Class	11,537,800.564	124,756,019	132,338,572	(144)	132,338,428	72,728,605	0.985808	11.080952

See accompanying notes.	5

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2014

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA PIMCO Tactical - Growth Service Class	14,878,482.638	$164,080,096	$171,846,474	$(9)	$171,846,465	77,908,150	$0.995460	$11.512858
TA PIMCO Total Return Initial Class	21,071,618.106	245,864,211	245,905,783	127	245,905,910	158,410,090	1.090264	1.628858
TA PIMCO Total Return Service Class	74,189,486.147	872,069,090	859,856,144	137	859,856,281	530,733,545	1.055520	9.928963
TA PineBridge Inflation Opportunities Service Class	18,097,601.133	193,761,216	182,242,843	89	182,242,932	121,100,596	0.958961	9.215296
TA ProFunds UltraBear Service Class (OAM)	18,819,339.872	24,423,621	18,066,566	4	18,066,570	204,831,841	0.085784	0.270579
TA Systematic Small/Mid Cap Value Initial Class	6,887,559.006	127,389,241	156,209,838	187	156,210,025	35,048,217	1.368847	12.833661
TA Systematic Small/Mid Cap Value Service Class	4,095,487.112	84,865,354	91,247,453	12	91,247,465	41,438,730	1.356211	12.678505
TA T. Rowe Price Small Cap Initial Class	8,601,549.977	84,775,164	126,270,754	(67)	126,270,687	59,507,563	1.505710	13.754908
TA T. Rowe Price Small Cap Service Class	10,009,210.848	118,615,803	141,930,610	187	141,930,797	41,706,081	1.492846	13.595457
TA Torray Concentrated Growth Initial Class	8,907,831.744	116,194,812	191,072,991	2	191,072,993	63,395,151	1.445656	13.160611
TA Torray Concentrated Growth Service Class	1,660,209.063	31,992,460	36,258,966	(14)	36,258,952	15,772,261	1.433059	13.003876
TA TS&W International Equity Initial Class	7,036,495.988	83,317,505	87,463,645	50	87,463,695	50,729,871	0.928225	10.703654
TA TS&W International Equity Service Class	2,358,226.766	28,384,390	29,124,101	88	29,124,189	15,903,634	0.884198	10.577253
TA Vanguard ETF - Balanced Service Class	383,607,684.401	4,338,410,693	4,522,734,599	371	4,522,734,970	1,756,579,111	1.161630	10.981748
TA Vanguard ETF - Conservative Service Class	54,747,189.345	648,305,400	674,485,373	(246)	674,485,127	363,756,951	1.140704	10.791753
TA Vanguard ETF - Growth Service Class	266,821,068.573	2,718,477,162	2,857,653,644	712	2,857,654,356	1,447,006,616	1.176003	11.422702
TA Voya Balanced Allocation Service Class	1,140,766.740	11,908,115	12,092,127	1	12,092,128	1,144,401	10.440484	10.589586
TA Voya Conservative Allocation Service Class	140,014.680	1,413,596	1,415,548	1	1,415,549	140,350	9.961223	10.103481
TA Voya Intermediate Bond Service Class	9,624.979	93,188	97,309	—	97,309	9,748	9.876973	10.018015
TA Voya Large Cap Growth Service Class	3,203.825	35,093	42,803	1	42,804	3,263	12.953982	13.138900
TA Voya Limited Maturity Bond Service Class	51,664.376	515,029	516,644	(1)	516,643	52,686	9.687545	9.825883
TA Voya Mid Cap Opportunities Service Class	19,507.059	222,490	245,594	—	245,594	19,565	12.405270	12.582371
TA Voya Moderate Growth Allocation Service Class	587,190.345	6,344,900	6,429,734	1	6,429,735	586,610	10.828386	10.983028
TA WMC US Growth Initial Class	8,904,536.579	207,814,414	301,151,427	267	301,151,694	206,111,980	1.246103	13.338646
TA WMC US Growth Service Class	2,314,515.199	60,497,640	77,258,517	40	77,258,557	32,953,962	1.207922	13.177966
Vanguard® Equity Index	27,552.142	784,058	948,896	3	948,899	476,937	1.521363	13.296581
Vanguard® International	20,597.869	366,794	424,934	(2)	424,932	390,264	1.028500	10.891774
Vanguard® Mid-Cap Index	19,015.956	328,678	427,669	(1)	427,668	249,421	1.513098	13.359458
Vanguard® REIT Index	22,290.502	274,838	315,856	10	315,866	174,728	1.357513	11.512685
Vanguard® Short-Term Investment Grade	138,102.932	1,476,736	1,468,034	(6)	1,468,028	931,975	1.041353	10.084847
Vanguard® Total Bond Market Index	68,237.712	823,701	823,629	4	823,633	581,416	1.099682	10.129517

See accompanying notes.	6

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2014

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Wanger International	8,012.325	$253,120	$232,918	$1	$232,919	145,508	$1.167449	$10.526946
Wanger USA	5,430.358	187,947	204,779	—	204,779	89,393	1.577268	12.812448

See accompanying notes.	7

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	AllianceBernstein Balanced Wealth Strategy Class B Shares Subaccount	AllianceBernstein Growth and Income Class B Shares Subaccount	AllianceBernstein Large Cap Growth Class B Shares Subaccount	American Funds - Asset Allocation Class 2 Shares Subaccount	American Funds - Bond Class 2 Shares Subaccount
Net Assets as of January 1, 2013:	$67,988,859	$89,263,201	$29,684,480	$214,081,441	$95,250,272

Investment Income:
Reinvested Dividends	1,819,168	1,290,596	—	4,915,484	1,881,997
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,348,260	1,829,348	478,331	5,338,065	1,776,450

Net Investment Income (Loss)	470,908	(538,752)	(478,331)	(422,581)	105,547

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	1,147,925
Realized Gain (Loss) on Investments	1,806,170	2,128,414	1,228,628	6,234,683	388

Net Realized Capital Gains (Losses) on Investments	1,806,170	2,128,414	1,228,628	6,234,683	1,148,313
Net Change in Unrealized Appreciation (Depreciation)	8,169,455	32,032,512	8,935,141	51,025,575	(5,273,480)

Net Gain (Loss) on Investment	9,975,625	34,160,926	10,163,769	57,260,258	(4,125,167)

Net Increase (Decrease) in Net Assets Resulting from Operations	10,446,533	33,622,174	9,685,438	56,837,677	(4,019,620)

Increase (Decrease) in Net Assets from Contract Transactions	8,925,454	33,420,734	(3,772,884)	108,550,149	12,202,121

Total Increase (Decrease) in Net Assets	19,371,987	67,042,908	5,912,554	165,387,826	8,182,501

Net Assets as of December 31, 2013:	$87,360,846	$156,306,109	$35,597,034	$379,469,267	$103,432,773

Investment Income:
Reinvested Dividends	2,156,345	1,915,380	—	6,740,613	2,608,139
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,500,634	2,491,690	518,737	7,587,444	2,088,556

Net Investment Income (Loss)	655,711	(576,310)	(518,737)	(846,831)	519,583

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	13,790,271	—	—	20,844,025	41,494
Realized Gain (Loss) on Investments	2,379,321	7,578,422	2,033,908	10,611,339	(127,482)

Net Realized Capital Gains (Losses) on Investments	16,169,592	7,578,422	2,033,908	31,455,364	(85,988)
Net Change in Unrealized Appreciation (Depreciation)	(12,283,836)	5,770,647	2,480,852	(15,268,748)	3,322,437

Net Gain (Loss) on Investment	3,885,756	13,349,069	4,514,760	16,186,616	3,236,449

Net Increase (Decrease) in Net Assets Resulting from Operations	4,541,467	12,772,759	3,996,023	15,339,785	3,756,032

Increase (Decrease) in Net Assets from Contract Transactions	(26,710)	20,947,880	(4,000,793)	74,073,703	35,258,245

Total Increase (Decrease) in Net Assets	4,514,757	33,720,639	(4,770)	89,413,488	39,014,277

Net Assets as of December 31, 2014:	$91,875,603	$190,026,748	$35,592,264	$468,882,755	$142,447,050

See Accompanying Notes.

(1) See Footnote 1	8

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	American Funds - Growth Class 2 Shares Subaccount	American Funds - Growth- Income Class 2 Shares Subaccount	American Funds - International Class 2 Shares Subaccount	BlackRock Basic Value V.I. Class I Shares Subaccount	BlackRock Global Allocation V.I. Class I Shares Subaccount
Net Assets as of January 1, 2013:	$64,264,152	$44,580,566	$41,084,363	$25,008,298	$20,528,710

Investment Income:
Reinvested Dividends	901,929	1,045,522	821,994	399,748	247,930
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,559,964	1,146,017	949,205	407,499	310,208

Net Investment Income (Loss)	(658,035)	(100,495)	(127,211)	(7,751)	(62,278)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	799,985
Realized Gain (Loss) on Investments	2,627,194	2,399,417	429,739	49,210	190,198

Net Realized Capital Gains (Losses) on Investments	2,627,194	2,399,417	429,739	49,210	990,183
Net Change in Unrealized Appreciation (Depreciation)	19,702,018	15,352,195	9,487,440	8,462,234	1,740,776

Net Gain (Loss) on Investment	22,329,212	17,751,612	9,917,179	8,511,444	2,730,959

Net Increase (Decrease) in Net Assets Resulting from Operations	21,671,177	17,651,117	9,789,968	8,503,693	2,668,681

Increase (Decrease) in Net Assets from Contract Transactions	30,456,846	31,647,815	18,936,227	(3,122,749)	(811,952)

Total Increase (Decrease) in Net Assets	52,128,023	49,298,932	28,726,195	5,380,944	1,856,729

Net Assets as of December 31, 2013:	$116,392,175	$93,879,498	$69,810,558	$30,389,242	$22,385,439

Investment Income:
Reinvested Dividends	1,327,403	2,125,615	1,335,146	404,890	431,533
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,453,062	2,328,688	1,459,136	430,230	301,824

Net Investment Income (Loss)	(1,125,659)	(203,073)	(123,990)	(25,340)	129,709

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,618,969	6,006,283	—	3,756,504	1,502,009
Realized Gain (Loss) on Investments	3,516,381	3,926,890	1,633,629	1,409,725	585,721

Net Realized Capital Gains (Losses) on Investments	10,135,350	9,933,173	1,633,629	5,166,229	2,087,730
Net Change in Unrealized Appreciation (Depreciation)	269,997	1,050,465	(5,797,228)	(2,775,310)	(2,063,227)

Net Gain (Loss) on Investment	10,405,347	10,983,638	(4,163,599)	2,390,919	24,503

Net Increase (Decrease) in Net Assets Resulting from Operations	9,279,688	10,780,565	(4,287,589)	2,365,579	154,212

Increase (Decrease) in Net Assets from Contract Transactions	48,526,013	75,513,887	28,534,767	(4,222,541)	(3,092,557)

Total Increase (Decrease) in Net Assets	57,805,701	86,294,452	24,247,178	(1,856,962)	(2,938,345)

Net Assets as of December 31, 2014:	$174,197,876	$180,173,950	$94,057,736	$28,532,280	$19,447,094

See Accompanying Notes.

(1) See Footnote 1	9

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	BlackRock High Yield V.I. Class I Shares Subaccount	Fidelity® VIP Balanced Service Class 2 Subaccount	Fidelity® VIP Contrafund® Initial Class Subaccount	Fidelity® VIP Contrafund® Service Class 2 Subaccount	Fidelity® VIP Equity-Income Initial Class Subaccount
Net Assets as of January 1, 2013:	$9,321,250	$132,706,666	$205,876	$277,085,608	$88,654

Investment Income:
Reinvested Dividends	494,623	2,262,073	8,476	2,831,261	1,967
Investment Expense:
Mortality and Expense Risk and Administrative Charges	120,044	2,347,893	3,164	4,758,106	633

Net Investment Income (Loss)	374,579	(85,820)	5,312	(1,926,845)	1,334

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	7,063,921	226	99,151	5,233
Realized Gain (Loss) on Investments	480,493	4,674,891	3,960	1,827,688	3,250

Net Realized Capital Gains (Losses) on Investments	480,493	11,738,812	4,186	1,926,839	8,483
Net Change in Unrealized Appreciation (Depreciation)	(223,423)	13,731,265	129,952	82,227,526	11,318

Net Gain (Loss) on Investment	257,070	25,470,077	134,138	84,154,365	19,801

Net Increase (Decrease) in Net Assets Resulting from Operations	631,649	25,384,257	139,450	82,227,520	21,135

Increase (Decrease) in Net Assets from Contract Transactions	(1,783,968)	23,769,920	529,979	17,986,168	(25,563)

Total Increase (Decrease) in Net Assets	(1,152,319)	49,154,177	669,429	100,213,688	(4,428)

Net Assets as of December 31, 2013:	$8,168,931	$181,860,843	$875,305	$377,299,296	$84,226

Investment Income:
Reinvested Dividends	429,776	3,168,838	7,412	3,324,047	2,521
Investment Expense:
Mortality and Expense Risk and Administrative Charges	114,928	3,088,246	5,484	6,049,840	617

Net Investment Income (Loss)	314,848	80,592	1,928	(2,725,793)	1,904
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	37,213	24,358,548	15,550	9,255,431	1,220
Realized Gain (Loss) on Investments	169,441	1,805,070	62,347	14,761,893	386

Net Realized Capital Gains (Losses) on Investments	206,654	26,163,618	77,897	24,017,324	1,606
Net Change in Unrealized Appreciation (Depreciation)	(389,529)	(9,091,396)	7,831	18,389,061	3,143

Net Gain (Loss) on Investment	(182,875)	17,072,222	85,728	42,406,385	4,749

Net Increase (Decrease) in Net Assets Resulting from Operations	131,973	17,152,814	87,656	39,680,592	6,653

Increase (Decrease) in Net Assets from Contract Transactions	(1,178,631)	51,202,397	(164,750)	48,868,529	(1,200)

Total Increase (Decrease) in Net Assets	(1,046,658)	68,355,211	(77,094)	88,549,121	5,453

Net Assets as of December 31, 2014:	$7,122,273	$250,216,054	$798,211	$465,848,417	$89,679

See Accompanying Notes.

(1) See Footnote 1	10

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Growth Initial Class	Fidelity® VIP Growth Service Class 2	Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Mid Cap Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2013:	$62,328,811	$54,726	$43,606,757	$2,089,207	$35,291

Investment Income:
Reinvested Dividends	1,496,043	89	20,546	1,088	222
Investment Expense:
Mortality and Expense Risk and Administrative Charges	994,980	337	680,310	34,656	278

Net Investment Income (Loss)	501,063	(248)	(659,764)	(33,568)	(56)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,414,480	22	31,265	1,243	5,589
Realized Gain (Loss) on Investments	(617,955)	7,207	1,863,056	136,337	4,067

Net Realized Capital Gains (Losses) on Investments	3,796,525	7,229	1,894,321	137,580	9,656
Net Change in Unrealized Appreciation (Depreciation)	11,016,956	6,746	12,259,644	607,049	1,934

Net Gain (Loss) on Investment	14,813,481	13,975	14,153,965	744,629	11,590

Net Increase (Decrease) in Net Assets Resulting from Operations	15,314,544	13,727	13,494,201	711,061	11,534

Increase (Decrease) in Net Assets from Contract Transactions	(8,397,125)	(33,329)	(6,938,813)	(172,157)	1,659

Total Increase (Decrease) in Net Assets	6,917,419	(19,602)	6,555,388	538,904	13,193

Net Assets as of December 31, 2013:	$69,246,230	$35,124	$50,162,145	$2,628,111	$48,484

Investment Income:
Reinvested Dividends	1,676,089	71	—	174	147
Investment Expense:
Mortality and Expense Risk and Administrative Charges	987,841	274	734,751	37,007	361

Net Investment Income (Loss)	688,248	(203)	(734,751)	(36,833)	(214)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	917,677	—	—	1,782	1,183
Realized Gain (Loss) on Investments	2,183,928	225	3,114,622	234,985	6

Net Realized Capital Gains (Losses) on Investments	3,101,605	225	3,114,622	236,767	1,189
Net Change in Unrealized Appreciation (Depreciation)	669,380	3,648	2,109,411	45,315	1,959

Net Gain (Loss) on Investment	3,770,985	3,873	5,224,033	282,082	3,148

Net Increase (Decrease) in Net Assets Resulting from Operations	4,459,233	3,670	4,489,282	245,249	2,934

Increase (Decrease) in Net Assets from Contract Transactions	(9,880,514)	(317)	(6,451,278)	(355,648)	7,889

Total Increase (Decrease) in Net Assets	(5,421,281)	3,353	(1,961,996)	(110,399)	10,823

Net Assets as of December 31, 2014:	$63,824,949	$38,477	$48,200,149	$2,517,712	$59,307

See Accompanying Notes.

(1) See Footnote 1	11

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	Fidelity® VIP Mid Cap Service Class 2	Fidelity® VIP Value Strategies Initial Class	Fidelity® VIP Value Strategies Service Class 2	Franklin Founding Funds Allocation Class 4 Shares	Franklin Income Class 2 Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2013:	$246,581,179	$45,983	$91,138,385	$155,140,789	$144,705,853

Investment Income:
Reinvested Dividends	823,346	718	844,380	17,244,313	9,104,987
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,263,812	499	1,724,339	2,735,291	2,077,600

Net Investment Income (Loss)	(3,440,466)	219	(879,959)	14,509,022	7,027,387

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	39,229,459	—	—	28,555,640	—
Realized Gain (Loss) on Investments	2,566,525	4,930	4,142,943	2,246,315	2,002,790

Net Realized Capital Gains (Losses) on Investments	41,795,984	4,930	4,142,943	30,801,955	2,002,790
Net Change in Unrealized Appreciation (Depreciation)	45,581,440	12,338	25,261,596	(13,233,145)	7,433,828

Net Gain (Loss) on Investment	87,377,424	17,268	29,404,539	17,568,810	9,436,618

Net Increase (Decrease) in Net Assets Resulting from Operations	83,936,958	17,487	28,524,580	32,077,832	16,464,005

Increase (Decrease) in Net Assets from Contract Transactions	4,252,348	21,153	15,294,255	(16,155,587)	(23,127,598)

Total Increase (Decrease) in Net Assets	88,189,306	38,640	43,818,835	15,922,245	(6,663,593)

Net Assets as of December 31, 2013:	$334,770,485	$84,623	$134,957,220	$171,063,034	$138,042,260

Investment Income:
Reinvested Dividends	65,143	1,071	1,153,045	4,473,798	6,763,381
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,969,830	652	2,029,585	2,733,838	1,986,727

Net Investment Income (Loss)	(4,904,687)	419	(876,540)	1,739,960	4,776,654

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	7,944,358	—	—	139,004	—
Realized Gain (Loss) on Investments	8,656,978	384	8,267,640	1,374,217	2,150,841

Net Realized Capital Gains (Losses) on Investments	16,601,336	384	8,267,640	1,513,221	2,150,841
Net Change in Unrealized Appreciation (Depreciation)	2,755,319	4,552	(954,532)	(1,015,643)	(2,450,962)

Net Gain (Loss) on Investment	19,356,655	4,936	7,313,108	497,578	(300,121)

Net Increase (Decrease) in Net Assets Resulting from Operations	14,451,968	5,355	6,436,568	2,237,538	4,476,533

Increase (Decrease) in Net Assets from Contract Transactions	(3,477,535)	14,048	2,838,547	(24,177,941)	(16,670,200)

Total Increase (Decrease) in Net Assets	10,974,433	19,403	9,275,115	(21,940,403)	(12,193,667)

Net Assets as of December 31, 2014:	$345,744,918	$104,026	$144,232,335	$149,122,631	$125,848,593

See Accompanying Notes.

(1) See Footnote 1	12

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	Franklin Mutual Shares Class 2 Shares	Franklin Templeton Foreign Class 2 Shares	GE Investments Total Return Class 3 Shares	Huntington VA Dividend Capture	Huntington VA International Equity
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2013:	$26,468,882	$65,078,952	$43,652,748	$3,013,918	$2,777,709

Investment Income:
Reinvested Dividends	571,085	1,502,865	656,132	120,853	43,723
Investment Expense:
Mortality and Expense Risk and Administrative Charges	410,471	953,096	814,511	51,612	41,391

Net Investment Income (Loss)	160,614	549,769	(158,379)	69,241	2,332

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	2,517,612	—	—
Realized Gain (Loss) on Investments	1,112,132	1,626,251	1,052,398	53,067	67,775

Net Realized Capital Gains (Losses) on Investments	1,112,132	1,626,251	3,570,010	53,067	67,775
Net Change in Unrealized Appreciation (Depreciation)	5,211,547	10,002,980	2,369,744	486,770	521,874

Net Gain (Loss) on Investment	6,323,679	11,629,231	5,939,754	539,837	589,649

Net Increase (Decrease) in Net Assets Resulting from Operations	6,484,293	12,179,000	5,781,375	609,078	591,981

Increase (Decrease) in Net Assets from Contract Transactions	(4,371,867)	(12,265,102)	4,114,175	543,884	(81,337)

Total Increase (Decrease) in Net Assets	2,112,426	(86,102)	9,895,550	1,152,962	510,644

Net Assets as of December 31, 2013:	$28,581,308	$64,992,850	$53,548,298	$4,166,880	$3,288,353

Investment Income:
Reinvested Dividends	555,085	1,124,494	873,404	148,172	35,055
Investment Expense:
Mortality and Expense Risk and Administrative Charges	409,533	893,345	950,162	46,093	29,244

Net Investment Income (Loss)	145,552	231,149	(76,758)	102,079	5,811

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	144,327	—	1,676,173	—	—
Realized Gain (Loss) on Investments	1,135,218	1,810,149	860,203	359,648	298,318

Net Realized Capital Gains (Losses) on Investments	1,279,545	1,810,149	2,536,376	359,648	298,318
Net Change in Unrealized Appreciation (Depreciation)	75,755	(9,297,415)	(707,062)	(173,459)	(491,747)

Net Gain (Loss) on Investment	1,355,300	(7,487,266)	1,829,314	186,189	(193,429)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,500,852	(7,256,117)	1,752,556	288,268	(187,618)

Increase (Decrease) in Net Assets from Contract Transactions	(3,443,780)	(8,315,570)	3,712,020	(1,385,469)	(1,528,727)

Total Increase (Decrease) in Net Assets	(1,942,928)	(15,571,687)	5,464,576	(1,097,201)	(1,716,345)

Net Assets as of December 31, 2014:	$26,638,380	$49,421,163	$59,012,874	$3,069,679	$1,572,008

See Accompanying Notes.

(1) See Footnote 1	13

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	Huntington VA Situs	Invesco V.I. American Franchise Series II Shares	Invesco V.I. Value Opportunities Series II Shares	Janus Aspen - Enterprise Service Shares	Janus Aspen - Global Research Service Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2013:	$3,678,626	$8,390,522	$25,580,729	$21,633,510	$41,538,639

Investment Income:
Reinvested Dividends	14,580	22,852	330,851	85,069	464,840
Investment Expense:
Mortality and Expense Risk and Administrative Charges	59,071	136,825	409,352	343,615	637,466

Net Investment Income (Loss)	(44,491)	(113,973)	(78,501)	(258,546)	(172,626)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	—
Realized Gain (Loss) on Investments	151,598	102,219	1,887,915	1,605,443	2,338,550

Net Realized Capital Gains (Losses) on Investments	151,598	102,219	1,887,915	1,605,443	2,338,550
Net Change in Unrealized Appreciation (Depreciation)	1,026,139	3,027,860	5,737,462	4,772,783	7,895,653

Net Gain (Loss) on Investment	1,177,737	3,130,079	7,625,377	6,378,226	10,234,203

Net Increase (Decrease) in Net Assets Resulting from Operations	1,133,246	3,016,106	7,546,876	6,119,680	10,061,577

Increase (Decrease) in Net Assets from Contract Transactions	90,360	(750,249)	(3,487,791)	(2,963,850)	(7,150,871)

Total Increase (Decrease) in Net Assets	1,223,606	2,265,857	4,059,085	3,155,830	2,910,706

Net Assets as of December 31, 2013:	$4,902,232	$10,656,379	$29,639,814	$24,789,340	$44,449,345

Investment Income:
Reinvested Dividends	17,858	—	329,228	8,121	410,000
Investment Expense:
Mortality and Expense Risk and Administrative Charges	57,394	146,389	421,040	351,075	632,937

Net Investment Income (Loss)	(39,536)	(146,389)	(91,812)	(342,954)	(222,937)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	184,083	—	—	1,695,504	—
Realized Gain (Loss) on Investments	592,220	630,258	1,544,820	1,559,103	1,955,963

Net Realized Capital Gains (Losses) on Investments	776,303	630,258	1,544,820	3,254,607	1,955,963
Net Change in Unrealized Appreciation (Depreciation)	(947,088)	142,483	(99,450)	(522,249)	594,950

Net Gain (Loss) on Investment	(170,785)	772,741	1,445,370	2,732,358	2,550,913

Net Increase (Decrease) in Net Assets Resulting from Operations	(210,321)	626,352	1,353,558	2,389,404	2,327,976

Increase (Decrease) in Net Assets from Contract Transactions	(740,151)	(1,789,408)	(3,022,906)	(3,081,015)	(5,402,450)

Total Increase (Decrease) in Net Assets	(950,472)	(1,163,056)	(1,669,348)	(691,611)	(3,074,474)

Net Assets as of December 31, 2014:	$3,951,760	$9,493,323	$27,970,466	$24,097,729	$41,374,871

See Accompanying Notes.

(1) See Footnote 1	14

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	Janus Aspen - Perkins Mid Cap Value Service Shares	MFS® New Discovery Service Class	MFS® Total Return Service Class	NVIT Developing Markets Class II Shares	TA Aegon High Yield Bond Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2013:	$3,500,990	$68,911,525	$76,287,748	$60,334	$123,537,535

Investment Income:
Reinvested Dividends	40,082	—	1,278,111	380	6,650,860
Investment Expense:
Mortality and Expense Risk and Administrative Charges	53,389	1,117,536	1,148,537	244	1,739,231

Net Investment Income (Loss)	(13,307)	(1,117,536)	129,574	136	4,911,629

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	70,142	626,688	—	—	—
Realized Gain (Loss) on Investments	97,125	1,257,374	582,687	(3,464)	1,471,648

Net Realized Capital Gains (Losses) on Investments	167,267	1,884,062	582,687	(3,464)	1,471,648
Net Change in Unrealized Appreciation (Depreciation)	634,219	23,825,348	11,600,358	546	(560,559)

Net Gain (Loss) on Investment	801,486	25,709,410	12,183,045	(2,918)	911,089

Net Increase (Decrease) in Net Assets Resulting from Operations	788,179	24,591,874	12,312,619	(2,782)	5,822,718

Increase (Decrease) in Net Assets from Contract Transactions	(468,437)	(12,968,447)	(9,334,615)	(30,556)	(14,371,192)

Total Increase (Decrease) in Net Assets	319,742	11,623,427	2,978,004	(33,338)	(8,548,474)

Net Assets as of December 31, 2013:	$3,820,732	$80,534,952	$79,265,752	$26,996	$114,989,061

Investment Income:
Reinvested Dividends	123,323	—	1,283,095	219	6,195,772
Investment Expense:
Mortality and Expense Risk and Administrative Charges	53,762	1,022,878	1,112,107	142	1,647,216

Net Investment Income (Loss)	69,561	(1,022,878)	170,988	77	4,548,556

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	283,419	14,395,480	1,983,820	—	—
Realized Gain (Loss) on Investments	82,404	1,891,426	3,124,608	36	2,178,235

Net Realized Capital Gains (Losses) on Investments	365,823	16,286,906	5,108,428	36	2,178,235
Net Change in Unrealized Appreciation (Depreciation)	(195,087)	(22,165,254)	(386,178)	(1,811)	(3,850,225)

Net Gain (Loss) on Investment	170,736	(5,878,348)	4,722,250	(1,775)	(1,671,990)

Net Increase (Decrease) in Net Assets Resulting from Operations	240,297	(6,901,226)	4,893,238	(1,698)	2,876,566

Increase (Decrease) in Net Assets from Contract Transactions	(371,288)	(13,771,249)	(10,962,543)	(288)	(14,961,035)

Total Increase (Decrease) in Net Assets	(130,991)	(20,672,475)	(6,069,305)	(1,986)	(12,084,469)

Net Assets as of December 31, 2014:	$3,689,741	$59,862,477	$73,196,447	$25,010	$102,904,592

See Accompanying Notes.

(1) See Footnote 1	15

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	TA Aegon High Yield Bond Service Class	TA Aegon Money Market Initial Class	TA Aegon Money Market Service Class	TA Aegon Tactical Vanguard ETF - Balanced Service Class	TA Aegon Tactical Vanguard ETF - Conservative Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2013:	$93,495,432	$147,358,506	$281,054,359	$290,136,478	$231,402,059

Investment Income:
Reinvested Dividends	6,411,766	7,096	16,437	3,381,771	3,339,802
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,700,723	2,045,232	4,704,282	7,681,245	4,036,014

Net Investment Income (Loss)	4,711,043	(2,038,136)	(4,687,845)	(4,299,474)	(696,212)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	3,548,837	3,773,193
Realized Gain (Loss) on Investments	3,011,458	—	—	2,584,912	3,650,537

Net Realized Capital Gains (Losses) on Investments	3,011,458	—	—	6,133,749	7,423,730
Net Change in Unrealized Appreciation (Depreciation)	(2,201,094)	—	—	49,750,568	8,912,601

Net Gain (Loss) on Investment	810,364	—	—	55,884,317	16,336,331

Net Increase (Decrease) in Net Assets Resulting from Operations	5,521,407	(2,038,136)	(4,687,845)	51,584,843	15,640,119

Increase (Decrease) in Net Assets from Contract Transactions	48,116,709	(10,921,635)	36,900,165	586,368,028	92,134,690

Total Increase (Decrease) in Net Assets	53,638,116	(12,959,771)	32,212,320	637,952,871	107,774,809

Net Assets as of December 31, 2013:	$147,133,548	$134,398,735	$313,266,679	$928,089,349	$339,176,868

Investment Income:
Reinvested Dividends	8,350,088	6,476	17,325	8,342,661	3,932,917
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,218,992	1,863,716	4,826,398	16,478,314	5,031,453

Net Investment Income (Loss)	6,131,096	(1,857,240)	(4,809,073)	(8,135,653)	(1,098,536)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	30,920,905	15,518,438
Realized Gain (Loss) on Investments	1,334,043	—	—	5,848,165	3,021,831

Net Realized Capital Gains (Losses) on Investments	1,334,043	—	—	36,769,070	18,540,269
Net Change in Unrealized Appreciation (Depreciation)	(3,861,544)	—	—	(3,733,695)	(9,566,273)

Net Gain (Loss) on Investment	(2,527,501)	—	—	33,035,375	8,973,996

Net Increase (Decrease) in Net Assets Resulting from Operations	3,603,595	(1,857,240)	(4,809,073)	24,899,722	7,875,460

Increase (Decrease) in Net Assets from Contract Transactions	(18,627,229)	(17,502,279)	36,789,259	633,700,572	66,088,391

Total Increase (Decrease) in Net Assets	(15,023,634)	(19,359,519)	31,980,186	658,600,294	73,963,851

Net Assets as of December 31, 2014:	$132,109,914	$115,039,216	$345,246,865	$1,586,689,643	$413,140,719

See Accompanying Notes.

(1) See Footnote 1	16

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	TA Aegon Tactical Vanguard ETF - Growth Service Class	TA Aegon U.S. Government Securities Initial Class	TA Aegon U.S. Government Securities Service Class	TA AllianceBernstein Dynamic Allocation Initial Class	TA AllianceBernstein Dynamic Allocation Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2013:	$181,159,665	$122,675,859	$434,585,330	$26,950,888	$289,207,913

Investment Income:
Reinvested Dividends	2,839,660	2,259,290	6,108,176	308,473	3,053,110
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,322,050	1,512,682	4,830,019	389,803	4,416,102

Net Investment Income (Loss)	(1,482,390)	746,608	1,278,157	(81,330)	(1,362,992)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	2,114,119	6,770,247	—	—
Realized Gain (Loss) on Investments	4,060,303	172,303	(12,003,563)	969,423	3,294,301

Net Realized Capital Gains (Losses) on Investments	4,060,303	2,286,422	(5,233,316)	969,423	3,294,301
Net Change in Unrealized Appreciation (Depreciation)	38,464,275	(7,109,183)	(11,106,225)	573,808	14,110,409

Net Gain (Loss) on Investment	42,524,578	(4,822,761)	(16,339,541)	1,543,231	17,404,710

Net Increase (Decrease) in Net Assets Resulting from Operations	41,042,188	(4,076,153)	(15,061,384)	1,461,901	16,041,718

Increase (Decrease) in Net Assets from Contract Transactions	228,314,626	(30,291,214)	(198,103,507)	(1,909,534)	16,749,438

Total Increase (Decrease) in Net Assets	269,356,814	(34,367,367)	(213,164,891)	(447,633)	32,791,156

Net Assets as of December 31, 2013:	$450,516,479	$88,308,492	$221,420,439	$26,503,255	$321,999,069

Investment Income:
Reinvested Dividends	4,285,062	3,503,479	6,860,982	271,767	2,645,620
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,833,802	1,286,464	2,812,466	398,747	4,694,558

Net Investment Income (Loss)	(3,548,740)	2,217,015	4,048,516	(126,980)	(2,048,938)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	24,383,015	1,471,123	3,232,635	—	—
Realized Gain (Loss) on Investments	6,457,072	(1,054,709)	(5,697,794)	520,266	4,452,354

Net Realized Capital Gains (Losses) on Investments	30,840,087	416,414	(2,465,159)	520,266	4,452,354
Net Change in Unrealized Appreciation (Depreciation)	(18,185,153)	61,016	4,283,626	717,206	9,999,180

Net Gain (Loss) on Investment	12,654,934	477,430	1,818,467	1,237,472	14,451,534

Net Increase (Decrease) in Net Assets Resulting from Operations	9,106,194	2,694,445	5,866,983	1,110,492	12,402,596

Increase (Decrease) in Net Assets from Contract Transactions	191,253,918	(3,131,756)	(16,115,969)	1,529,460	4,866,060

Total Increase (Decrease) in Net Assets	200,360,112	(437,311)	(10,248,986)	2,639,952	17,268,656

Net Assets as of December 31, 2014:	$650,876,591	$87,871,181	$211,171,453	$29,143,207	$339,267,725

See Accompanying Notes.

(1) See Footnote 1	17

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	TA Asset Allocation - Conservative Initial Class	TA Asset Allocation - Conservative Service Class	TA Asset Allocation - Growth Initial Class	TA Asset Allocation - Growth Service Class	TA Asset Allocation - Moderate Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2013:	$325,902,062	$1,109,383,355	$304,794,406	$142,775,685	$605,408,440

Investment Income:
Reinvested Dividends	9,345,092	31,970,897	4,140,466	1,682,252	14,935,196
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,475,620	15,988,463	5,032,551	2,452,087	9,022,936

Net Investment Income (Loss)	4,869,472	15,982,434	(892,085)	(769,835)	5,912,260

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	460,987	1,706,746	—	—	—
Realized Gain (Loss) on Investments	11,946,578	36,531,944	(3,390,340)	6,671,581	(3,040,451)

Net Realized Capital Gains (Losses) on Investments	12,407,565	38,238,690	(3,390,340)	6,671,581	(3,040,451)
Net Change in Unrealized Appreciation (Depreciation)	5,264,999	25,034,570	80,315,684	30,036,591	65,307,329

Net Gain (Loss) on Investment	17,672,564	63,273,260	76,925,344	36,708,172	62,266,878

Net Increase (Decrease) in Net Assets Resulting from Operations	22,542,036	79,255,694	76,033,259	35,938,337	68,179,138

Increase (Decrease) in Net Assets from Contract Transactions	(58,981,909)	(77,290,750)	6,226,595	7,975,582	(61,968,901)

Total Increase (Decrease) in Net Assets	(36,439,873)	1,964,944	82,259,854	43,913,919	6,210,237

Net Assets as of December 31, 2013:	$289,462,189	$1,111,348,299	$387,054,260	$186,689,604	$611,618,677

Investment Income:
Reinvested Dividends	6,969,812	26,968,934	8,646,106	4,373,141	12,891,464
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,918,011	15,767,171	5,460,757	2,890,887	8,591,053

Net Investment Income (Loss)	3,051,801	11,201,763	3,185,349	1,482,254	4,300,411

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,263,111	18,195,557	—	—	—
Realized Gain (Loss) on Investments	6,578,200	19,029,202	14,151,751	6,813,419	15,534,447

Net Realized Capital Gains (Losses) on Investments	10,841,311	37,224,759	14,151,751	6,813,419	15,534,447
Net Change in Unrealized Appreciation (Depreciation)	(12,029,048)	(42,875,150)	(13,268,402)	(6,442,742)	(12,654,674)

Net Gain (Loss) on Investment	(1,187,737)	(5,650,391)	883,349	370,677	2,879,773

Net Increase (Decrease) in Net Assets Resulting from Operations	1,864,064	5,551,372	4,068,698	1,852,931	7,180,184

Increase (Decrease) in Net Assets from Contract Transactions	(51,987,216)	(24,972,651)	(29,628,983)	15,141,252	(60,478,576)

Total Increase (Decrease) in Net Assets	(50,123,152)	(19,421,279)	(25,560,285)	16,994,183	(53,298,392)

Net Assets as of December 31, 2014:	$239,339,037	$1,091,927,020	$361,493,975	$203,683,787	$558,320,285

See Accompanying Notes.

(1) See Footnote 1	18

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	TA Asset Allocation - Moderate Service Class	TA Asset Allocation - Moderate Growth Initial Class	TA Asset Allocation - Moderate Growth Service Class	TA Barrow Hanley Dividend Focused Initial Class	TA Barrow Hanley Dividend Focused Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2013:	$3,002,243,579	$658,658,023	$2,923,286,005	$390,319,419	$84,450,060

Investment Income:
Reinvested Dividends	83,378,287	15,494,440	66,930,512	9,786,389	2,212,026
Investment Expense:
Mortality and Expense Risk and Administrative Charges	50,797,394	10,125,439	47,697,618	6,221,646	1,537,056

Net Investment Income (Loss)	32,580,893	5,369,001	19,232,894	3,564,743	674,970

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	—
Realized Gain (Loss) on Investments	(6,844,394)	(10,684,167)	(22,479,069)	15,662,606	4,397,626

Net Realized Capital Gains (Losses) on Investments	(6,844,394)	(10,684,167)	(22,479,069)	15,662,606	4,397,626
Net Change in Unrealized Appreciation (Depreciation)	366,666,700	116,281,977	511,253,229	86,479,932	19,589,235

Net Gain (Loss) on Investment	359,822,306	105,597,810	488,774,160	102,142,538	23,986,861

Net Increase (Decrease) in Net Assets Resulting from Operations	392,403,199	110,966,811	508,007,054	105,707,281	24,661,831

Increase (Decrease) in Net Assets from Contract Transactions	779,188,960	(59,148,521)	72,044,540	(42,265,357)	12,636,353

Total Increase (Decrease) in Net Assets	1,171,592,159	51,818,290	580,051,594	63,441,924	37,298,184

Net Assets as of December 31, 2013:	$4,173,835,738	$710,476,313	$3,503,337,599	$453,761,343	$121,748,244

Investment Income:
Reinvested Dividends	101,835,076	18,270,403	87,004,106	6,057,349	1,638,737
Investment Expense:
Mortality and Expense Risk and Administrative Charges	66,154,994	10,117,113	51,822,386	6,618,122	2,007,607

Net Investment Income (Loss)	35,680,082	8,153,290	35,181,720	(560,773)	(368,870)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	—
Realized Gain (Loss) on Investments	52,040,429	16,824,642	77,690,835	20,503,116	6,103,332

Net Realized Capital Gains (Losses) on Investments	52,040,429	16,824,642	77,690,835	20,503,116	6,103,332
Net Change in Unrealized Appreciation (Depreciation)	(30,032,301)	(18,136,731)	(80,899,704)	25,545,438	7,504,305

Net Gain (Loss) on Investment	22,008,128	(1,312,089)	(3,208,869)	46,048,554	13,607,637

Net Increase (Decrease) in Net Assets Resulting from Operations	57,688,210	6,841,201	31,972,851	45,487,781	13,238,767

Increase (Decrease) in Net Assets from Contract Transactions	1,084,903,034	(58,981,566)	(80,312,940)	(37,933,261)	18,674,732

Total Increase (Decrease) in Net Assets	1,142,591,244	(52,140,365)	(48,340,089)	7,554,520	31,913,499

Net Assets as of December 31, 2014:	$5,316,426,982	$658,335,948	$3,454,997,510	$461,315,863	$153,661,743

See Accompanying Notes.

(1) See Footnote 1	19

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	TA BlackRock Global Allocation Service Class	TA BlackRock Global Allocation Managed Risk - Balanced Service Class	TA BlackRock Global Allocation Managed Risk - Growth Service Class	TA BlackRock Tactical Allocation Service Class	TA Clarion Global Real Estate Securities Initial Class
	Subaccount	Subaccount(1)	Subaccount(1)	Subaccount	Subaccount
Net Assets as of January 1, 2013:	$1,129,271,147	$—	$—	$722,967,466	$57,605,091

Investment Income:
Reinvested Dividends	13,394,060	—	—	12,285,356	3,228,116
Investment Expense:
Mortality and Expense Risk and Administrative Charges	18,572,188	—	—	13,411,525	869,414

Net Investment Income (Loss)	(5,178,128)	—	—	(1,126,169)	2,358,702

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	9,842,412	—	—	14,368,468	—
Realized Gain (Loss) on Investments	15,013,786	—	—	11,080,813	616,470

Net Realized Capital Gains (Losses) on Investments	24,856,198	—	—	25,449,281	616,470
Net Change in Unrealized Appreciation (Depreciation)	122,913,546	—	—	68,885,579	(1,760,880)

Net Gain (Loss) on Investment	147,769,744	—	—	94,334,860	(1,144,410)

Net Increase (Decrease) in Net Assets Resulting from Operations	142,591,616	—	—	93,208,691	1,214,292

Increase (Decrease) in Net Assets from Contract Transactions	(5,749,816)	—	—	269,551,950	(1,756,768)

Total Increase (Decrease) in Net Assets	136,841,800	—	—	362,760,641	(542,476)

Net Assets as of December 31, 2013:	$1,266,112,947	$—	$—	$1,085,728,107	$57,062,615

Investment Income:
Reinvested Dividends	21,976,068	—	—	16,706,922	910,789
Investment Expense:
Mortality and Expense Risk and Administrative Charges	19,169,209	11,631	9,045	18,279,725	872,459

Net Investment Income (Loss)	2,806,859	(11,631)	(9,045)	(1,572,803)	38,330

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	35,597,462	—	—	26,429,535	—
Realized Gain (Loss) on Investments	20,062,654	621	(2,418)	15,838,595	1,182,614

Net Realized Capital Gains (Losses) on Investments	55,660,116	621	(2,418)	42,268,130	1,182,614
Net Change in Unrealized Appreciation (Depreciation)	(56,025,693)	(59,739)	(65,171)	4,370,493	5,327,849

Net Gain (Loss) on Investment	(365,577)	(59,118)	(67,589)	46,638,623	6,510,463

Net Increase (Decrease) in Net Assets Resulting from Operations	2,441,282	(70,749)	(76,634)	45,065,820	6,548,793

Increase (Decrease) in Net Assets from Contract Transactions	(41,510,594)	9,631,669	10,789,484	263,793,787	(1,912,553)

Total Increase (Decrease) in Net Assets	(39,069,312)	9,560,920	10,712,850	308,859,607	4,636,240

Net Assets as of December 31, 2014:	$1,227,043,635	$9,560,920	$10,712,850	$1,394,587,714	$61,698,855

See Accompanying Notes.

(1) See Footnote 1	20

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	TA Clarion Global Real Estate Securities Service Class	TA International Moderate Growth Initial Class	TA International Moderate Growth Service Class	TA Janus Balanced Service Class	TA Jennison Growth Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2013:	$56,463,326	$73,383	$421,817,595	$77,245,177	$173,130,001

Investment Income:
Reinvested Dividends	3,324,482	1,579	8,958,708	1,039,047	496,861
Investment Expense:
Mortality and Expense Risk and Administrative Charges	954,844	344	7,160,082	1,929,947	2,734,663

Net Investment Income (Loss)	2,369,638	1,235	1,798,626	(890,900)	(2,237,802)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	14,342,103
Realized Gain (Loss) on Investments	1,248,242	(177)	(1,469,530)	1,036,460	5,228,614

Net Realized Capital Gains (Losses) on Investments	1,248,242	(177)	(1,469,530)	1,036,460	19,570,717
Net Change in Unrealized Appreciation (Depreciation)	(2,825,490)	7,829	48,978,256	20,685,587	41,016,400

Net Gain (Loss) on Investment	(1,577,248)	7,652	47,508,726	21,722,047	60,587,117

Net Increase (Decrease) in Net Assets Resulting from Operations	792,390	8,887	49,307,352	20,831,147	58,349,315

Increase (Decrease) in Net Assets from Contract Transactions	10,257,678	(926)	68,972,508	104,007,017	(16,265,939)

Total Increase (Decrease) in Net Assets	11,050,068	7,961	118,279,860	124,838,164	42,083,376

Net Assets as of December 31, 2013:	$67,513,394	$81,344	$540,097,455	$202,083,341	$215,213,377

Investment Income:
Reinvested Dividends	1,059,454	1,843	11,738,054	1,775,604	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,195,926	364	8,298,530	3,932,524	3,101,463

Net Investment Income (Loss)	(136,472)	1,479	3,439,524	(2,156,920)	(3,101,463)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	22,945,773
Realized Gain (Loss) on Investments	781,822	118	9,309,957	3,724,168	9,081,427

Net Realized Capital Gains (Losses) on Investments	781,822	118	9,309,957	3,724,168	32,027,200
Net Change in Unrealized Appreciation (Depreciation)	7,646,211	(2,322)	(25,704,037)	15,454,860	(11,922,608)

Net Gain (Loss) on Investment	8,428,033	(2,204)	(16,394,080)	19,179,028	20,104,592

Net Increase (Decrease) in Net Assets Resulting from Operations	8,291,561	(725)	(12,954,556)	17,022,108	17,003,129

Increase (Decrease) in Net Assets from Contract Transactions	16,820,465	(828)	32,947,252	132,125,515	(13,842,070)

Total Increase (Decrease) in Net Assets	25,112,026	(1,553)	19,992,696	149,147,623	3,161,059

Net Assets as of December 31, 2014:	$92,625,420	$79,791	$560,090,151	$351,230,964	$218,374,436

See Accompanying Notes.

(1) See Footnote 1	21

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	TA Jennison Growth Service Class	TA JPMorgan Core Bond Service Class	TA JPMorgan Enhanced Index Initial Class	TA JPMorgan Enhanced Index Service Class	TA JPMorgan Mid Cap Value Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2013:	$37,902,871	$78,449,061	$74,350,888	$7,225,436	$46,730,625

Investment Income:
Reinvested Dividends	29,180	2,363,935	576,790	63,187	285,263
Investment Expense:
Mortality and Expense Risk and Administrative Charges	668,911	1,217,767	1,260,624	185,418	1,073,090

Net Investment Income (Loss)	(639,731)	1,146,168	(683,834)	(122,231)	(787,827)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,439,088	—	600,259	84,129	901,136
Realized Gain (Loss) on Investments	1,502,739	(14,083)	2,214,008	577,411	3,995,185

Net Realized Capital Gains (Losses) on Investments	4,941,827	(14,083)	2,814,267	661,540	4,896,321
Net Change in Unrealized Appreciation (Depreciation)	9,297,519	(4,195,770)	20,943,492	2,636,605	13,538,230

Net Gain (Loss) on Investment	14,239,346	(4,209,853)	23,757,759	3,298,145	18,434,551

Net Increase (Decrease) in Net Assets Resulting from Operations	13,599,615	(3,063,685)	23,073,925	3,175,914	17,646,724

Increase (Decrease) in Net Assets from Contract Transactions	3,495,778	15,237,242	3,235,840	10,540,444	28,342,727

Total Increase (Decrease) in Net Assets	17,095,393	12,173,557	26,309,765	13,716,358	45,989,451

Net Assets as of December 31, 2013:	$54,998,264	$90,622,618	$100,660,653	$20,941,794	$92,720,076

Investment Income:
Reinvested Dividends	—	1,904,715	845,977	166,550	700,782
Investment Expense:
Mortality and Expense Risk and Administrative Charges	891,662	1,523,240	1,517,392	370,374	1,739,912

Net Investment Income (Loss)	(891,662)	381,475	(671,415)	(203,824)	(1,039,130)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,663,174	—	7,454,267	1,768,491	7,125,986
Realized Gain (Loss) on Investments	2,520,731	(322,449)	6,700,370	1,177,424	4,277,878

Net Realized Capital Gains (Losses) on Investments	9,183,905	(322,449)	14,154,637	2,945,915	11,403,864
Net Change in Unrealized Appreciation (Depreciation)	(3,673,712)	3,593,501	(1,159,737)	257,499	4,888,240

Net Gain (Loss) on Investment	5,510,193	3,271,052	12,994,900	3,203,414	16,292,104

Net Increase (Decrease) in Net Assets Resulting from Operations	4,618,531	3,652,527	12,323,485	2,999,590	15,252,974

Increase (Decrease) in Net Assets from Contract Transactions	7,837,654	45,201,439	4,265,636	12,294,377	43,768,907

Total Increase (Decrease) in Net Assets	12,456,185	48,853,966	16,589,121	15,293,967	59,021,881

Net Assets as of December 31, 2014:	$67,454,449	$139,476,584	$117,249,774	$36,235,761	$151,741,957

See Accompanying Notes.

(1) See Footnote 1	22

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	TA JPMorgan Tactical Allocation Service Class	TA Legg Mason Dynamic Allocation - Balanced Service Class	TA Legg Mason Dynamic Allocation - Growth Service Class	TA Madison Balanced Allocation Service Class	TA Madison Conservative Allocation Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2013:	$298,886,788	$69,030,904	$20,178,001	$29,065,560	$35,499,752

Investment Income:
Reinvested Dividends	4,365,125	471,049	155,161	483,059	625,611
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,831,944	2,790,058	1,050,766	595,187	690,066

Net Investment Income (Loss)	(1,466,819)	(2,319,009)	(895,605)	(112,128)	(64,455)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	85,309	15,760	719,620	462,062
Realized Gain (Loss) on Investments	3,214,197	810,567	1,121,815	94,212	205,436

Net Realized Capital Gains (Losses) on Investments	3,214,197	895,876	1,137,575	813,832	667,498
Net Change in Unrealized Appreciation (Depreciation)	14,334,362	16,708,015	9,014,892	4,238,082	1,985,661

Net Gain (Loss) on Investment	17,548,559	17,603,891	10,152,467	5,051,914	2,653,159

Net Increase (Decrease) in Net Assets Resulting from Operations	16,081,740	15,284,882	9,256,862	4,939,786	2,588,704

Increase (Decrease) in Net Assets from Contract Transactions	232,020,320	281,526,457	114,788,751	30,558,819	26,010,274

Total Increase (Decrease) in Net Assets	248,102,060	296,811,339	124,045,613	35,498,605	28,598,978

Net Assets as of December 31, 2013:	$546,988,848	$365,842,243	$144,223,614	$64,564,165	$64,098,730

Investment Income:
Reinvested Dividends	6,274,075	3,519,592	1,186,966	565,179	930,152
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,938,150	7,183,456	2,938,981	1,085,979	977,041

Net Investment Income (Loss)	(2,664,075)	(3,663,864)	(1,752,015)	(520,800)	(46,889)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	3,999,113	2,976,614
Realized Gain (Loss) on Investments	4,554,310	2,636,936	2,023,727	458,281	440,520

Net Realized Capital Gains (Losses) on Investments	4,554,310	2,636,936	2,023,727	4,457,394	3,417,134
Net Change in Unrealized Appreciation (Depreciation)	29,152,757	37,451,294	13,588,782	(536,887)	(1,123,641)

Net Gain (Loss) on Investment	33,707,067	40,088,230	15,612,509	3,920,507	2,293,493

Net Increase (Decrease) in Net Assets Resulting from Operations	31,042,992	36,424,366	13,860,494	3,399,707	2,246,604

Increase (Decrease) in Net Assets from Contract Transactions	247,165,635	336,604,189	139,018,859	26,836,948	8,401,002

Total Increase (Decrease) in Net Assets	278,208,627	373,028,555	152,879,353	30,236,655	10,647,606

Net Assets as of December 31, 2014:	$825,197,475	$738,870,798	$297,102,967	$94,800,820	$74,746,336

See Accompanying Notes.

(1) See Footnote 1	23

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	TA Madison Diversified Income Service Class	TA Market Participation Strategy Service Class	TA MFS International Equity Initial Class	TA MFS International Equity Service Class	TA Morgan Stanley Capital Growth Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2013:	$46,510,212	$16,565,111	$72,937,715	$29,441,850	$92,810,047

Investment Income:
Reinvested Dividends	245,908	—	926,046	428,787	696,858
Investment Expense:
Mortality and Expense Risk and Administrative Charges	928,664	1,102,988	1,161,126	596,682	1,526,810

Net Investment Income (Loss)	(682,756)	(1,102,988)	(235,080)	(167,895)	(829,952)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	49,332	7,195	—	—	456,779
Realized Gain (Loss) on Investments	744,097	326,345	1,052,894	1,020,746	(1,322,971)

Net Realized Capital Gains (Losses) on Investments	793,429	333,540	1,052,894	1,020,746	(866,192)
Net Change in Unrealized Appreciation (Depreciation)	4,687,545	11,674,899	11,377,126	5,271,663	41,573,803

Net Gain (Loss) on Investment	5,480,974	12,008,439	12,430,020	6,292,409	40,707,611

Net Increase (Decrease) in Net Assets Resulting from Operations	4,798,218	10,905,451	12,194,940	6,124,514	39,877,659

Increase (Decrease) in Net Assets from Contract Transactions	34,717,501	144,748,917	3,529,452	16,716,522	(10,497,067)

Total Increase (Decrease) in Net Assets	39,515,719	155,654,368	15,724,392	22,841,036	29,380,592

Net Assets as of December 31, 2013:	$86,025,931	$172,219,479	$88,662,107	$52,282,886	$122,190,639

Investment Income:
Reinvested Dividends	671,252	—	819,564	492,796	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,290,529	4,057,190	1,257,655	869,055	1,760,773

Net Investment Income (Loss)	(619,277)	(4,057,190)	(438,091)	(376,259)	(1,760,773)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,117,113	4,129,754	—	—	2,725,823
Realized Gain (Loss) on Investments	654,462	2,069,664	2,804,509	1,408,215	5,517,118

Net Realized Capital Gains (Losses) on Investments	1,771,575	6,199,418	2,804,509	1,408,215	8,242,941
Net Change in Unrealized Appreciation (Depreciation)	2,993,955	22,196,523	(7,995,957)	(5,362,579)	(1,301,210)

Net Gain (Loss) on Investment	4,765,530	28,395,941	(5,191,448)	(3,954,364)	6,941,731

Net Increase (Decrease) in Net Assets Resulting from Operations	4,146,253	24,338,751	(5,629,539)	(4,330,623)	5,180,958

Increase (Decrease) in Net Assets from Contract Transactions	15,415,873	221,585,917	(3,472,846)	14,875,520	(9,187,250)

Total Increase (Decrease) in Net Assets	19,562,126	245,924,668	(9,102,385)	10,544,897	(4,006,292)

Net Assets as of December 31, 2014:	$105,588,057	$418,144,147	$79,559,722	$62,827,783	$118,184,347

See Accompanying Notes.

(1) See Footnote 1	24

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	TA Morgan Stanley Capital Growth Service Class	TA Morgan Stanley Mid-Cap Growth Initial Class	TA Morgan Stanley Mid-Cap Growth Service Class	TA Multi-Managed Balanced Initial Class	TA Multi-Managed Balanced Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2013:	$14,654,467	$88,377,560	$43,649,147	$44,551,745	$160,467,731

Investment Income:
Reinvested Dividends	99,500	792,838	306,229	861,065	2,839,086
Investment Expense:
Mortality and Expense Risk and Administrative Charges	287,711	1,439,648	761,971	755,424	2,774,996

Net Investment Income (Loss)	(188,211)	(646,810)	(455,742)	105,641	64,090

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	87,129	1,984,527	1,053,845	1,765,794	6,550,032
Realized Gain (Loss) on Investments	82,115	5,249,111	860,199	1,220,900	4,972,259

Net Realized Capital Gains (Losses) on Investments	169,244	7,233,638	1,914,044	2,986,694	11,522,291
Net Change in Unrealized Appreciation (Depreciation)	7,635,694	24,383,757	14,695,375	4,715,455	15,962,519

Net Gain (Loss) on Investment	7,804,938	31,617,395	16,609,419	7,702,149	27,484,810

Net Increase (Decrease) in Net Assets Resulting from Operations	7,616,727	30,970,585	16,153,677	7,807,790	27,548,900

Increase (Decrease) in Net Assets from Contract Transactions	8,261,187	(10,544,516)	7,167,324	8,501,282	21,504,922

Total Increase (Decrease) in Net Assets	15,877,914	20,426,069	23,321,001	16,309,072	49,053,822

Net Assets as of December 31, 2013:	$30,532,381	$108,803,629	$66,970,148	$60,860,817	$209,521,553

Investment Income:
Reinvested Dividends	—	—	—	920,233	2,713,434
Investment Expense:
Mortality and Expense Risk and Administrative Charges	492,964	1,534,390	1,027,720	945,778	3,328,605

Net Investment Income (Loss)	(492,964)	(1,534,390)	(1,027,720)	(25,545)	(615,171)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	749,716	6,843,259	4,728,364	3,896,304	13,483,283
Realized Gain (Loss) on Investments	2,792,970	4,563,516	2,761,537	846,901	3,634,800

Net Realized Capital Gains (Losses) on Investments	3,542,686	11,406,775	7,489,901	4,743,205	17,118,083
Net Change in Unrealized Appreciation (Depreciation)	(1,923,793)	(11,669,529)	(7,720,874)	1,046,272	3,207,715

Net Gain (Loss) on Investment	1,618,893	(262,754)	(230,973)	5,789,477	20,325,798

Net Increase (Decrease) in Net Assets Resulting from Operations	1,125,929	(1,797,144)	(1,258,693)	5,763,932	19,710,627

Increase (Decrease) in Net Assets from Contract Transactions	3,181,600	(7,812,643)	3,587,677	6,950,884	41,421,105

Total Increase (Decrease) in Net Assets	4,307,529	(9,609,787)	2,328,984	12,714,816	61,131,732

Net Assets as of December 31, 2014:	$34,839,910	$99,193,842	$69,299,132	$73,575,633	$270,653,285

See Accompanying Notes.

(1) See Footnote 1	25

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	TA Multi-Manager Alt Strategies Service Class	TA PIMCO Tactical - Balanced Service Class	TA PIMCO Tactical - Conservative Service Class	TA PIMCO Tactical - Growth Service Class	TA PIMCO Total Return Initial Class
	Subaccount(1)	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2013:	$—	$66,584,229	$41,475,616	$33,577,730	$368,216,199

Investment Income:
Reinvested Dividends	—	1,122,620	470,790	539,430	6,645,421
Investment Expense:
Mortality and Expense Risk and Administrative Charges	14	2,318,116	965,221	927,643	4,745,947

Net Investment Income (Loss)	(14)	(1,195,496)	(494,431)	(388,213)	1,899,474

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	3,776,731
Realized Gain (Loss) on Investments	—	302,753	(342,182)	(89,432)	5,379,595

Net Realized Capital Gains (Losses) on Investments	—	302,753	(342,182)	(89,432)	9,156,326
Net Change in Unrealized Appreciation (Depreciation)	526	17,418,227	5,106,037	9,394,127	(24,480,574)

Net Gain (Loss) on Investment	526	17,720,980	4,763,855	9,304,695	(15,324,248)

Net Increase (Decrease) in Net Assets Resulting from Operations	512	16,525,484	4,269,424	8,916,482	(13,424,774)

Increase (Decrease) in Net Assets from Contract Transactions	35,303	205,223,636	42,258,394	57,504,127	(74,314,493)

Total Increase (Decrease) in Net Assets	35,815	221,749,120	46,527,818	66,420,609	(87,739,267)

Net Assets as of December 31, 2013:	$35,815	$288,333,349	$88,003,434	$99,998,339	$280,476,932

Investment Income:
Reinvested Dividends	2,804	4,361,467	1,292,874	2,453,073	5,063,437
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,614	5,579,400	1,474,501	1,967,480	3,957,263

Net Investment Income (Loss)	(1,810)	(1,217,933)	(181,627)	485,593	1,106,174

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,044	14,095,702	2,211,917	4,266,214	—
Realized Gain (Loss) on Investments	293	2,318,335	1,037,070	1,146,237	(459,841)

Net Realized Capital Gains (Losses) on Investments	3,337	16,414,037	3,248,987	5,412,451	(459,841)
Net Change in Unrealized Appreciation (Depreciation)	5,133	10,092,705	4,235,461	506,629	7,772,142

Net Gain (Loss) on Investment	8,470	26,506,742	7,484,448	5,919,080	7,312,301

Net Increase (Decrease) in Net Assets Resulting from Operations	6,660	25,288,809	7,302,821	6,404,673	8,418,475

Increase (Decrease) in Net Assets from Contract Transactions	986,691	219,498,699	37,032,173	65,443,453	(42,989,497)

Total Increase (Decrease) in Net Assets	993,351	244,787,508	44,334,994	71,848,126	(34,571,022)

Net Assets as of December 31, 2014:	$1,029,166	$533,120,857	$132,338,428	$171,846,465	$245,905,910

See Accompanying Notes.

(1) See Footnote 1	26

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	TA PIMCO Total Return Service Class	TA PineBridge Inflation Opportunities Service Class	TA ProFunds UltraBear Service Class (OAM)	TA Systematic Small/Mid Cap Value Initial Class	TA Systematic Small/Mid Cap Value Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2013:	$888,810,204	$154,482,171	$90,929,238	$144,509,630	$50,307,310

Investment Income:
Reinvested Dividends	18,135,119	524,783	—	650,290	195,649
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,954,448	2,284,302	545,172	2,269,027	957,928

Net Investment Income (Loss)	5,180,671	(1,759,519)	(545,172)	(1,618,737)	(762,279)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	11,349,524	5,674,143	—	312,745	133,896
Realized Gain (Loss) on Investments	215,765	(1,435,918)	(39,127,242)	5,109,972	(301,832)

Net Realized Capital Gains (Losses) on Investments	11,565,289	4,238,225	(39,127,242)	5,422,717	(167,936)
Net Change in Unrealized Appreciation (Depreciation)	(56,727,269)	(21,238,588)	11,533,184	42,724,985	19,334,267

Net Gain (Loss) on Investment	(45,161,980)	(17,000,363)	(27,594,058)	48,147,702	19,166,331

Net Increase (Decrease) in Net Assets Resulting from Operations	(39,981,309)	(18,759,882)	(28,139,230)	46,528,965	18,404,052

Increase (Decrease) in Net Assets from Contract Transactions	18,646,221	11,205,488	(44,713,970)	(20,187,554)	9,686,033

Total Increase (Decrease) in Net Assets	(21,335,088)	(7,554,394)	(72,853,200)	26,341,411	28,090,085

Net Assets as of December 31, 2013:	$867,475,116	$146,927,777	$18,076,038	$170,851,041	$78,397,395

Investment Income:
Reinvested Dividends	14,132,532	472,838	—	1,253,581	531,374
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,234,972	2,337,534	249,737	2,323,477	1,256,905

Net Investment Income (Loss)	1,897,560	(1,864,696)	(249,737)	(1,069,896)	(725,531)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	13,383,198	7,425,676
Realized Gain (Loss) on Investments	(3,857,440)	(2,218,083)	(6,103,789)	5,528,852	1,983,998

Net Realized Capital Gains (Losses) on Investments	(3,857,440)	(2,218,083)	(6,103,789)	18,912,050	9,409,674
Net Change in Unrealized Appreciation (Depreciation)	26,680,109	5,790,024	(111,389)	(12,055,435)	(5,879,833)

Net Gain (Loss) on Investment	22,822,669	3,571,941	(6,215,178)	6,856,615	3,529,841

Net Increase (Decrease) in Net Assets Resulting from Operations	24,720,229	1,707,245	(6,464,915)	5,786,719	2,804,310

Increase (Decrease) in Net Assets from Contract Transactions	(32,339,064)	33,607,910	6,455,447	(20,427,735)	10,045,760

Total Increase (Decrease) in Net Assets	(7,618,835)	35,315,155	(9,468)	(14,641,016)	12,850,070

Net Assets as of December 31, 2014:	$859,856,281	$182,242,932	$18,066,570	$156,210,025	$91,247,465

See Accompanying Notes.

(1) See Footnote 1	27

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	TA T. Rowe Price Small Cap Initial Class	TA T. Rowe Price Small Cap Service Class	TA Torray Concentrated Growth Initial Class	TA Torray Concentrated Growth Service Class	TA TS&W International Equity Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2013:	$93,134,478	$59,705,218	$165,724,726	$21,586,847	$82,100,458

Investment Income:
Reinvested Dividends	83,479	—	1,720,004	217,130	2,049,539
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,660,143	1,298,714	2,593,614	424,765	1,279,867

Net Investment Income (Loss)	(1,576,664)	(1,298,714)	(873,610)	(207,635)	769,672

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,833,190	3,846,793	—	—	—
Realized Gain (Loss) on Investments	4,806,259	3,030,524	11,610,800	2,030,905	(2,777,869)

Net Realized Capital Gains (Losses) on Investments	9,639,449	6,877,317	11,610,800	2,030,905	(2,777,869)
Net Change in Unrealized Appreciation (Depreciation)	31,230,439	23,859,955	37,998,096	5,579,284	19,977,807

Net Gain (Loss) on Investment	40,869,888	30,737,272	49,608,896	7,610,189	17,199,938

Net Increase (Decrease) in Net Assets Resulting from Operations	39,293,224	29,438,558	48,735,286	7,402,554	17,969,610

Increase (Decrease) in Net Assets from Contract Transactions	1,353,667	26,859,331	(19,746,449)	5,011,722	(2,595,273)

Total Increase (Decrease) in Net Assets	40,646,891	56,297,889	28,988,837	12,414,276	15,374,337

Net Assets as of December 31, 2013:	$133,781,369	$116,003,107	$194,713,563	$34,001,123	$97,474,795

Investment Income:
Reinvested Dividends	—	—	1,670,847	229,630	2,234,538
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,851,022	1,852,346	2,772,605	526,763	1,378,515

Net Investment Income (Loss)	(1,851,022)	(1,852,346)	(1,101,758)	(297,133)	856,023

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,099,365	4,353,118	27,909,446	4,952,298	—
Realized Gain (Loss) on Investments	8,137,701	5,333,541	13,186,314	1,629,314	1,637,347

Net Realized Capital Gains (Losses) on Investments	12,237,066	9,686,659	41,095,760	6,581,612	1,637,347
Net Change in Unrealized Appreciation (Depreciation)	(4,612,384)	(1,809,355)	(24,666,005)	(3,716,310)	(8,716,662)

Net Gain (Loss) on Investment	7,624,682	7,877,304	16,429,755	2,865,302	(7,079,315)

Net Increase (Decrease) in Net Assets Resulting from Operations	5,773,660	6,024,958	15,327,997	2,568,169	(6,223,292)

Increase (Decrease) in Net Assets from Contract Transactions	(13,284,342)	19,902,732	(18,968,567)	(310,340)	(3,787,808)

Total Increase (Decrease) in Net Assets	(7,510,682)	25,927,690	(3,640,570)	2,257,829	(10,011,100)

Net Assets as of December 31, 2014:	$126,270,687	$141,930,797	$191,072,993	$36,258,952	$87,463,695

See Accompanying Notes.

(1) See Footnote 1	28

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	TA TS&W International Equity Service Class	TA Vanguard ETF - Balanced Service Class	TA Vanguard ETF - Conservative Service Class	TA Vanguard ETF - Growth Service Class	TA Voya Balanced Allocation Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount(1)
Net Assets as of January 1, 2013:	$15,587,968	$1,281,462,055	$366,004,420	$1,050,069,328	$—

Investment Income:
Reinvested Dividends	418,058	22,245,021	6,085,058	19,248,042	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	283,706	24,968,191	6,009,555	20,324,207	28,233

Net Investment Income (Loss)	134,352	(2,723,170)	75,503	(1,076,165)	(28,233)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	27,564,718	6,850,824	31,087,289	—
Realized Gain (Loss) on Investments	562,542	14,535,905	5,969,847	18,780,308	(362)

Net Realized Capital Gains (Losses) on Investments	562,542	42,100,623	12,820,671	49,867,597	(362)
Net Change in Unrealized Appreciation (Depreciation)	3,213,248	139,531,433	13,756,420	183,110,448	329,870

Net Gain (Loss) on Investment	3,775,790	181,632,056	26,577,091	232,978,045	329,508

Net Increase (Decrease) in Net Assets Resulting from Operations	3,910,142	178,908,886	26,652,594	231,901,880	301,275

Increase (Decrease) in Net Assets from Contract Transactions	5,815,733	1,206,064,393	126,981,966	727,507,341	6,878,110

Total Increase (Decrease) in Net Assets	9,725,875	1,384,973,279	153,634,560	959,409,221	7,179,385

Net Assets as of December 31, 2013:	$25,313,843	$2,666,435,334	$519,638,980	$2,009,478,549	$7,179,385

Investment Income:
Reinvested Dividends	610,531	33,192,443	7,523,846	24,684,425	97,266
Investment Expense:
Mortality and Expense Risk and Administrative Charges	410,991	45,599,929	7,817,978	32,672,028	129,897

Net Investment Income (Loss)	199,540	(12,407,486)	(294,132)	(7,987,603)	(32,631)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	104,536,419	18,226,985	137,942,375	93,992
Realized Gain (Loss) on Investments	1,056,949	17,847,281	5,125,147	32,018,727	24,220

Net Realized Capital Gains (Losses) on Investments	1,056,949	122,383,700	23,352,132	169,961,102	118,212
Net Change in Unrealized Appreciation (Depreciation)	(3,277,435)	(11,694,303)	(1,379,390)	(105,478,949)	(145,857)

Net Gain (Loss) on Investment	(2,220,486)	110,689,397	21,972,742	64,482,153	(27,645)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,020,946)	98,281,911	21,678,610	56,494,550	(60,276)

Increase (Decrease) in Net Assets from Contract Transactions	5,831,292	1,758,017,725	133,167,537	791,681,257	4,973,019

Total Increase (Decrease) in Net Assets	3,810,346	1,856,299,636	154,846,147	848,175,807	4,912,743

Net Assets as of December 31, 2014:	$29,124,189	$4,522,734,970	$674,485,127	$2,857,654,356	$12,092,128

See Accompanying Notes.

(1) See Footnote 1	29

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	TA Voya Conservative Allocation Service Class	TA Voya Intermediate Bond Service Class	TA Voya Large Cap Growth Service Class	TA Voya Limited Maturity Bond Service Class	TA Voya Mid Cap Opportunities Service Class
	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)
Net Assets as of January 1, 2013:	$—	$—	$—	$—	$—

Investment Income:
Reinvested Dividends	—	—	—	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,645	346	160	1,887	488

Net Investment Income (Loss)	(3,645)	(346)	(160)	(1,887)	(488)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	—
Realized Gain (Loss) on Investments	102	(6)	88	10	159

Net Realized Capital Gains (Losses) on Investments	102	(6)	88	10	159
Net Change in Unrealized Appreciation (Depreciation)	32,797	71	3,682	1,551	8,845

Net Gain (Loss) on Investment	32,899	65	3,770	1,561	9,004

Net Increase (Decrease) in Net Assets Resulting from Operations	29,254	(281)	3,610	(326)	8,516

Increase (Decrease) in Net Assets from Contract Transactions	943,194	89,026	35,013	422,482	118,885

Total Increase (Decrease) in Net Assets	972,448	88,745	38,623	422,156	127,401

Net Assets as of December 31, 2013:	$972,448	$88,745	$38,623	$422,156	$127,401

Investment Income:
Reinvested Dividends	15,159	1,006	35	841	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	16,865	1,274	488	6,252	2,546

Net Investment Income (Loss)	(1,706)	(268)	(453)	(5,411)	(2,546)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	11,386	—	62	—	4,394
Realized Gain (Loss) on Investments	3,982	165	760	142	1,214

Net Realized Capital Gains (Losses) on Investments	15,368	165	822	142	5,608
Net Change in Unrealized Appreciation (Depreciation)	(30,844)	4,049	4,028	64	14,259

Net Gain (Loss) on Investment	(15,476)	4,214	4,850	206	19,867

Net Increase (Decrease) in Net Assets Resulting from Operations	(17,182)	3,946	4,397	(5,205)	17,321

Increase (Decrease) in Net Assets from Contract Transactions	460,283	4,618	(216)	99,692	100,872

Total Increase (Decrease) in Net Assets	443,101	8,564	4,181	94,487	118,193

Net Assets as of December 31, 2014:	$1,415,549	$97,309	$42,804	$516,643	$245,594

See Accompanying Notes.

(1) See Footnote 1	30

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	TA Voya Moderate Growth Allocation Service Class Subaccount(1)	TA WMC US Growth Initial Class Subaccount	TA WMC US Growth Service Class Subaccount	Vanguard® Equity Index Subaccount	Vanguard® International Subaccount
Net Assets as of January 1, 2013:	$—	$261,805,432	$40,001,799	$531,667	$519,017

Investment Income:
Reinvested Dividends	—	2,942,113	395,127	9,117	7,124
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,903	4,110,417	741,880	3,361	3,128

Net Investment Income (Loss)	(11,903)	(1,168,304)	(346,753)	5,756	3,996

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	12,728	—
Realized Gain (Loss) on Investments	5,421	3,842,271	1,518,770	49,217	3,236

Net Realized Capital Gains (Losses) on Investments	5,421	3,842,271	1,518,770	61,945	3,236
Net Change in Unrealized Appreciation (Depreciation)	184,066	72,779,834	11,855,906	73,635	93,636

Net Gain (Loss) on Investment	189,487	76,622,105	13,374,676	135,580	96,872

Net Increase (Decrease) in Net Assets Resulting from Operations	177,584	75,453,801	13,027,923	141,336	100,868

Increase (Decrease) in Net Assets from Contract Transactions	3,151,583	(31,760,551)	8,023,970	(94,568)	(81,181)

Total Increase (Decrease) in Net Assets	3,329,167	43,693,250	21,051,893	46,768	19,687

Net Assets as of December 31, 2013:	$3,329,167	$305,498,682	$61,053,692	$578,435	$538,704

Investment Income:
Reinvested Dividends	52,482	2,618,609	478,317	12,243	7,574
Investment Expense:
Mortality and Expense Risk and Administrative Charges	62,274	4,317,963	1,016,808	5,129	3,130

Net Investment Income (Loss)	(9,792)	(1,699,354)	(538,491)	7,114	4,444

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	64,274	10,578,222	2,578,629	13,544	—
Realized Gain (Loss) on Investments	8,428	11,782,795	2,690,962	31,085	21,343

Net Realized Capital Gains (Losses) on Investments	72,702	22,361,017	5,269,591	44,629	21,343
Net Change in Unrealized Appreciation (Depreciation)	(99,231)	6,180,426	1,538,351	45,058	(56,639)

Net Gain (Loss) on Investment	(26,529)	28,541,443	6,807,942	89,687	(35,296)

Net Increase (Decrease) in Net Assets Resulting from Operations	(36,321)	26,842,089	6,269,451	96,801	(30,852)

Increase (Decrease) in Net Assets from Contract Transactions	3,136,889	(31,189,077)	9,935,414	273,663	(82,920)

Total Increase (Decrease) in Net Assets	3,100,568	(4,346,988)	16,204,865	370,464	(113,772)

Net Assets as of December 31, 2014:	$6,429,735	$301,151,694	$77,258,557	$948,899	$424,932

See Accompanying Notes.

(1) See Footnote 1	31

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	Vanguard® Mid-Cap Index Subaccount	Vanguard® REIT Index Subaccount	Vanguard® Short-Term Investment Grade Subaccount	Vanguard® Total Bond Market Index Subaccount	Wanger International Subaccount
Net Assets as of January 1, 2013:	$325,310	$158,685	$1,731,237	$1,501,688	$188,772

Investment Income:
Reinvested Dividends	3,344	2,750	30,721	36,935	6,187
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,039	937	9,931	6,919	1,217

Net Investment Income (Loss)	1,305	1,813	20,790	30,016	4,970

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	10,450	3,289	11,766	16,415	14,665
Realized Gain (Loss) on Investments	8,031	9,759	16,179	(14,492)	(6,206)

Net Realized Capital Gains (Losses) on Investments	18,481	13,048	27,945	1,923	8,459
Net Change in Unrealized Appreciation (Depreciation)	74,031	(12,719)	(38,773)	(66,827)	28,673

Net Gain (Loss) on Investment	92,512	329	(10,828)	(64,904)	37,132

Net Increase (Decrease) in Net Assets Resulting from Operations	93,817	2,142	9,962	(34,888)	42,102

Increase (Decrease) in Net Assets from Contract Transactions	(78,205)	(2,133)	132,078	(666,936)	73,520

Total Increase (Decrease) in Net Assets	15,612	9	142,040	(701,824)	115,622

Net Assets as of December 31, 2013:	$340,922	$158,694	$1,873,277	$799,864	$304,394

Investment Income:
Reinvested Dividends	3,296	8,282	30,894	18,529	3,560
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,295	1,585	10,632	4,736	1,265

Net Investment Income (Loss)	1,001	6,697	20,262	13,793	2,295

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	13,051	11,244	9,440	2,701	26,678
Realized Gain (Loss) on Investments	15,258	1,860	(5,649)	(6,475)	6,672

Net Realized Capital Gains (Losses) on Investments	28,309	13,104	3,791	(3,774)	33,350
Net Change in Unrealized Appreciation (Depreciation)	15,109	39,703	(2,553)	27,974	(49,849)

Net Gain (Loss) on Investment	43,418	52,807	1,238	24,200	(16,499)

Net Increase (Decrease) in Net Assets Resulting from Operations	44,419	59,504	21,500	37,993	(14,204)

Increase (Decrease) in Net Assets from Contract Transactions	42,327	97,668	(426,749)	(14,224)	(57,271)

Total Increase (Decrease) in Net Assets	86,746	157,172	(405,249)	23,769	(71,475)

Net Assets as of December 31, 2014:	$427,668	$315,866	$1,468,028	$823,633	$232,919

See Accompanying Notes.

(1) See Footnote 1	32

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

Wanger USA Subaccount
Net Assets as of January 1, 2013:	$112,860

Investment Income:
Reinvested Dividends	172
Investment Expense:
Mortality and Expense Risk and Administrative Charges	690

Net Investment Income (Loss)	(518)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	10,883
Realized Gain (Loss) on Investments	2,483

Net Realized Capital Gains (Losses) on Investments	13,366
Net Change in Unrealized Appreciation (Depreciation)	23,476

Net Gain (Loss) on Investment	36,842

Net Increase (Decrease) in Net Assets Resulting from Operations	36,324

Increase (Decrease) in Net Assets from Contract Transactions	(9,460)

Total Increase (Decrease) in Net Assets	26,864

Net Assets as of December 31, 2013:	$139,724

Investment Income:
Reinvested Dividends	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	919

Net Investment Income (Loss)	(919)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	24,296
Realized Gain (Loss) on Investments	1,355

Net Realized Capital Gains (Losses) on Investments	25,651
Net Change in Unrealized Appreciation (Depreciation)	(14,909)

Net Gain (Loss) on Investment	10,742

Net Increase (Decrease) in Net Assets Resulting from Operations	9,823

Increase (Decrease) in Net Assets from Contract Transactions	55,232

Total Increase (Decrease) in Net Assets	65,055

Net Assets as of December 31, 2014:	$204,779

See Accompanying Notes.

(1) See Footnote 1	33

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2014

1.	Organization and Summary of Significant Accounting Policies

Organization

Separate Account VA B (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Transamerica Variable Annuity Series, MEMBERS® Variable Annuity Series, Partners Variable Annuity Series, Transamerica LandmarkSM Variable Annuity, MEMBERS® LandmarkSM Variable Annuity, Transamerica FreedomSM Variable Annuity, MEMBERS® FreedomSM Variable Annuity, Transamerica Advisor Elite II, Transamerica Income EliteSM II, Transamerica AxiomSM II, Transamerica PrincipiumSM III, Transamerica Retirement Income Plus, Transamerica Variable Annuity O-Share, Transamerica ABC Variable Annuity Series, Transamerica 123 Variable Annuity, Transamerica ExtraSM Variable Annuity, MEMBERS® ExtraSM Variable Annuity, Transamerica LibertySSM Variable Annuity, MEMBERS® LibertySM Variable Annuity, Transamerica Advisor EliteSM Variable Annuity, Income EliteSM Variable Annuity, Transamerica AxiomSM Variable Annuity, and Transamerica PrincipiumSM II Variable Annuity.

The TA Profunds UltraBear-Open Allocation Method-Service Class (OAM) is included in the subaccount listing only to facilitate a contract owner purchase option.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AllianceBernstein Variable Products Series Fund, Inc.	AllianceBernstein Variable Products Series Fund, Inc.
AllianceBernstein Balanced Wealth Strategy Class B Shares	AllianceBernstein Balanced Wealth Strategy Portfolio Class B Shares
AllianceBernstein Growth and Income Class B Shares	AllianceBernstein Growth and Income Portfolio Class B Shares
AllianceBernstein Large Cap Growth Class B Shares	AllianceBernstein Large Cap Growth Portfolio Class B Shares
American Funds Insurance Series®	American Funds Insurance Series®
American Funds - Asset Allocation Class 2 Shares	American Funds - Asset Allocation Fund Class 2 Shares
American Funds - Bond Class 2 Shares	American Funds - Bond Fund Class 2 Shares
American Funds - Growth Class 2 Shares	American Funds - Growth Fund Class 2 Shares
American Funds - Growth-Income Class 2 Shares	American Funds - Growth-Income Fund Class 2 Shares
American Funds - International Class 2 Shares	American Funds - International Fund Class 2 Shares
BlackRock Variable Series Funds, Inc.	BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Class I Shares	BlackRock Basic Value V.I. Fund Class I Shares
BlackRock Global Allocation V.I. Class I Shares	BlackRock Global Allocation V.I. Fund Class I Shares
BlackRock High Yield V.I. Class I Shares	BlackRock High Yield V.I. Fund Class I Shares
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Balanced Service Class 2	Fidelity® VIP Balanced Service Portfolio Class 2
Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Contrafund® Portfolio Initial Class
Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fidelity® VIP Equity-Income Initial Class	Fidelity® VIP Equity-Income Portfolio Initial Class
Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Equity-Income Portfolio Service Class 2
Fidelity® VIP Growth Initial Class	Fidelity® VIP Growth Portfolio Initial Class
Fidelity® VIP Growth Service Class 2	Fidelity® VIP Growth Portfolio Service Class 2

34

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2014

1.	Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2
Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Mid Cap Portfolio Initial Class
Fidelity® VIP Mid Cap Service Class 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fidelity® VIP Value Strategies Initial Class	Fidelity® VIP Value Strategies Portfolio Initial Class
Fidelity® VIP Value Strategies Service Class 2	Fidelity® VIP Value Strategies Portfolio Service Class 2
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Founding Funds Allocation Class 4 Shares	Franklin Founding Funds Allocation Fund Class 4 Shares
Franklin Income Class 2 Shares	Franklin Income Class Fund 2 Shares
Franklin Mutual Shares Class 2 Shares	Franklin Mutual Shares Fund Class 2 Shares
Franklin Templeton Foreign Class 2 Shares	Franklin Templeton Foreign Fund Class 2 Shares
GE Investments Funds, Inc.	GE Investments Funds, Inc.
GE Investments Total Return Class 3 Shares	GE Investments Total Return Fund Class 3 Shares
The Huntington Funds	The Huntington Funds
Huntington VA Dividend Capture	Huntington VA Dividend Capture Fund
Huntington VA International Equity	Huntington VA International Equity Fund
Huntington VA Situs	Huntington VA Situs Fund
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Series II Shares	Invesco V.I. American Franchise Fund Series II Shares
Invesco V.I. Value Opportunities Series II Shares	Invesco V.I. Value Opportunities Fund Series II Shares
Janus Aspen - Enterprise Service Shares	Janus Aspen - Enterprise Fund Service Shares
Janus Aspen Series	Janus Aspen Series
Janus Aspen - Enterprise Service Shares	Janus Aspen - Enterprise Portfolio Service Shares
Janus Aspen - Global Research Service Shares	Janus Aspen - Global Research Portfolio Service Shares
Janus Aspen - Perkins Mid Cap Value Service Shares	Janus Aspen - Perkins Mid Cap Value Portfolio Service Shares
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® New Discovery Service Class	MFS® New Discovery Service Class
MFS® Total Return Service Class	MFS® Total Return Service Class
Nationwide Variable Insurance Trust	Nationwide Variable Insurance Trust
NVIT Developing Markets Class II Shares	NVIT Developing Markets Fund Class II Shares
Transamerica Series Trust	Transamerica Series Trust
TA Aegon High Yield Bond Initial Class	Transamerica Aegon High Yield Bond VP Initial Class
TA Aegon High Yield Bond Service Class	Transamerica Aegon High Yield Bond VP Service Class
TA Aegon Money Market Initial Class	Transamerica Aegon Money Market VP Initial Class
TA Aegon Money Market Service Class	Transamerica Aegon Money Market VP Service Class

TA Aegon Tactical Vanguard ETF - Balanced Service Class	Transamerica Aegon Active Asset Allocation - Moderate VP Service Class

TA Aegon Tactical Vanguard ETF - Conservative Service Class	Transamerica Aegon Active Asset Allocation - Conservative VP Service Class

TA Aegon Tactical Vanguard ETF - Growth Service Class	Transamerica Aegon Active Asset Allocation - Moderate Growth VP Service Class
TA Aegon U.S. Government Securities Initial Class	Transamerica Aegon U.S. Government Securities VP Initial Class
TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class

35

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2014

1.	Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA AllianceBernstein Dynamic Allocation Initial Class	Transamerica AllianceBernstein Dynamic Allocation VP Initial Class
TA AllianceBernstein Dynamic Allocation Service Class	Transamerica AllianceBernstein Dynamic Allocation VP Service Class
TA Asset Allocation - Conservative Initial Class	Transamerica Asset Allocation - Conservative VP Initial Class
TA Asset Allocation - Conservative Service Class	Transamerica Asset Allocation - Conservative VP Service Class
TA Asset Allocation - Growth Initial Class	Transamerica Asset Allocation - Growth VP Initial Class
TA Asset Allocation - Growth Service Class	Transamerica Asset Allocation - Growth VP Service Class
TA Asset Allocation - Moderate Initial Class	Transamerica Asset Allocation - Moderate VP Initial Class
TA Asset Allocation - Moderate Service Class	Transamerica Asset Allocation - Moderate VP Service Class
TA Asset Allocation - Moderate Growth Initial Class	Transamerica Asset Allocation - Moderate Growth VP Initial Class
TA Asset Allocation - Moderate Growth Service Class	Transamerica Asset Allocation - Moderate Growth VP Service Class
TA Barrow Hanley Dividend Focused Initial Class	Transamerica Barrow Hanley Dividend Focused VP Initial Class
TA Barrow Hanley Dividend Focused Service Class	Transamerica Barrow Hanley Dividend Focused VP Service Class
TA BlackRock Global Allocation Service Class	Transamerica BlackRock Global Allocation VP Service Class
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	Transamerica BlackRock Global Allocation Managed Risk - Balanced VP Service Class
TA BlackRock Global Allocation Managed Risk - Growth Service Class	Transamerica BlackRock Global Allocation Managed Risk - Growth VP Service Class
TA BlackRock Tactical Allocation Service Class	Transamerica BlackRock Tactical Allocation VP Service Class
TA Clarion Global Real Estate Securities Initial Class	Transamerica Clarion Global Real Estate Securities VP Initial Class
TA Clarion Global Real Estate Securities Service Class	Transamerica Clarion Global Real Estate Securities VP Service Class
TA International Moderate Growth Initial Class	Transamerica International Moderate Growth VP Initial Class
TA International Moderate Growth Service Class	Transamerica International Moderate Growth VP Service Class
TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class
TA Jennison Growth Initial Class	Transamerica Jennison Growth VP Initial Class
TA Jennison Growth Service Class	Transamerica Jennison Growth VP Service Class
TA JPMorgan Core Bond Service Class	Transamerica JPMorgan Core Bond VP Service Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class
TA JPMorgan Mid Cap Value Service Class	Transamerica JPMorgan Mid Cap Value VP Service Class
TA JPMorgan Tactical Allocation Service Class	Transamerica JPMorgan Tactical Allocation VP Service Class

TA Legg Mason Dynamic Allocation - Balanced Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP Service Class

TA Legg Mason Dynamic Allocation - Growth Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP Service Class
TA Madison Balanced Allocation Service Class	Transamerica Madison Balanced Allocation VP Service Class
TA Madison Conservative Allocation Service Class	Transamerica Madison Conservative Allocation VP Service Class
TA Madison Diversified Income Service Class	Transamerica Madison Diversified Income VP Service Class
TA Market Participation Strategy Service Class	Transamerica Market Participation Strategy VP Service Class
TA MFS International Equity Initial Class	Transamerica MFS International Equity VP Initial Class
TA MFS International Equity Service Class	Transamerica MFS International Equity VP Service Class
TA Morgan Stanley Capital Growth Initial Class	Transamerica Morgan Stanley Capital Growth VP Initial Class
TA Morgan Stanley Capital Growth Service Class	Transamerica Morgan Stanley Capital Growth VP Service Class
TA Morgan Stanley Mid-Cap Growth Initial Class	Transamerica Morgan Stanley Mid-Cap Growth VP Initial Class

36

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2014

1.	Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA Morgan Stanley Mid-Cap Growth Service Class	Transamerica Morgan Stanley Mid-Cap Growth VP Service Class
TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class
TA Multi-Manager Alt Strategies Service Class	Transamerica Multi-Manager Alt Strategies VP Service Class
TA PIMCO Tactical - Balanced Service Class	Transamerica PIMCO Tactical - Balanced VP Service Class
TA PIMCO Tactical - Conservative Service Class	Transamerica PIMCO Tactical - Conservative VP Service Class
TA PIMCO Tactical - Growth Service Class	Transamerica PIMCO Tactical - Growth VP Service Class
TA PIMCO Total Return Initial Class	Transamerica PIMCO Total Return VP Initial Class
TA PIMCO Total Return Service Class	Transamerica PIMCO Total Return VP Service Class
TA PineBridge Inflation Opportunities Service Class	Transamerica PineBridge Inflation Opportunities VP Service Class
TA ProFunds UltraBear Service Class (OAM)	Transamerica ProFunds UltraBear VP Service Class (OAM)
TA Systematic Small/Mid Cap Value Initial Class	Transamerica Systematic Small/Mid Cap Value VP Initial Class
TA Systematic Small/Mid Cap Value Service Class	Transamerica Systematic Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA Torray Concentrated Growth Initial Class	Transamerica Torray Concentrated Growth VP Initial Class
TA Torray Concentrated Growth Service Class	Transamerica Torray Concentrated Growth VP Service Class
TA TS&W International Equity Initial Class	Transamerica TS&W International Equity VP Initial Class
TA TS&W International Equity Service Class	Transamerica TS&W International Equity VP Service Class
TA Vanguard ETF - Balanced Service Class	Transamerica Vanguard ETF - Balanced VP Service Class
TA Vanguard ETF - Conservative Service Class	Transamerica Vanguard ETF - Conservative VP Service Class
TA Vanguard ETF - Growth Service Class	Transamerica Vanguard ETF - Growth VP Service Class
TA Voya Balanced Allocation Service Class	Transamerica Voya Balanced Allocation VP Service Class
TA Voya Conservative Allocation Service Class	Transamerica Voya Conservative Allocation VP Service Class
TA Voya Intermediate Bond Service Class	Transamerica Voya Intermediate Bond VP Service Class
TA Voya Large Cap Growth Service Class	Transamerica Voya Large Cap Growth VP Service Class
TA Voya Limited Maturity Bond Service Class	Transamerica Voya Limited Maturity Bond VP Service Class
TA Voya Mid Cap Opportunities Service Class	Transamerica Voya Mid Cap Opportunities VP Service Class
TA Voya Moderate Growth Allocation Service Class	Transamerica Voya Moderate Growth Allocation VP Service Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class
Vanguard® Variable Insurance Fund	Vanguard® Variable Insurance Fund
Vanguard® International	Vanguard® International Portfolio
Vanguard® Mid-Cap Index	Vanguard® Mid-Cap Index Portfolio
Vanguard® REIT Index	Vanguard® REIT Index Portfolio
Vanguard® Short-Term Investment Grade	Vanguard® Short-Term Investment Grade Portfolio
Vanguard® Total Bond Market Index	Vanguard® Total Bond Market Index Portfolio
Wanger Advisors Trust	Wanger Advisors Trust
Wanger International	Wanger International
Wanger USA	Wanger USA

37

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2014

1.	Organization and Summary of Significant Accounting Policies (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	November 10, 2014
TA BlackRock Global Allocation Managed Risk - Growth Service Class	November 10, 2014
TA Multi-Manager Alt Strategies Service Class	November 4, 2013
TA Voya Balanced Allocation Service Class	May 1, 2013
TA Voya Conservative Allocation Service Class	May 1, 2013
TA Voya Intermediate Bond Service Class	May 1, 2013
TA Voya Large Cap Growth Service Class	May 1, 2013
TA Voya Limited Maturity Bond Service Class	May 1, 2013
TA Voya Mid Cap Opportunities Service Class	May 1, 2013
TA Voya Moderate Growth Allocation Service Class	May 1, 2013
TA Market Participation Strategy Service Class	September 17, 2012
TA Legg Mason Dynamic Allocation - Balanced Service Class	May 1, 2012
TA Legg Mason Dynamic Allocation - Growth Service Class	May 1, 2012
Invesco V.I. American Franchise Series II Shares	April 27, 2012
TA PineBridge Inflation Opportunities Service Class	May 2, 2011
TA Madison Balanced Allocation Service Class	May 2, 2011
TA Madison Conservative Allocation Service Class	May 2, 2011
TA Madison Diversified Income Service Class	May 2, 2011
TA Aegon Tactical Vanguard ETF - Balanced Service Class	May 2, 2011
TA Aegon Tactical Vanguard ETF - Conservative Service Class	May 2, 2011
TA Aegon Tactical Vanguard ETF - Growth Service Class	May 2, 2011
TA JPMorgan Core Bond Service Class	May 2, 2011
TA JPMorgan Tactical Allocation Service Class	May 2, 2011

The following subaccount name changes were made effective during the fiscal year ended December 31, 2014:

Subaccount	Formerly
Franklin Founding Funds Allocation Class 4 Shares	Franklin Templeton VIP Founding Funds Allocation Class 4 Shares
Franklin Income Class 2 Shares	Franklin Income Securities Class 2 Shares
Franklin Mutual Shares Class 2 Shares	Franklin Mutual Shares Securities Class 2 Shares
Franklin Templeton Foreign Class 2 Shares	Franklin Templeton Foreign Securities Class 2 Shares
TA PineBridge Inflation Opportunities Service Class	TA PIMCO Real Return TIPS Service Class
TA Torray Concentrated Growth Initial Class	TA BNP Paribas Large Cap Growth Initial Class
TA Torray Concentrated Growth Service Class	TA BNP Paribas Large Cap Growth Service Class
TA Voya Balanced Allocation Service Class	TA ING Balanced Allocation Service Class

38

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2014

1.	Organization and Summary of Significant Accounting Policies (continued)

The following subaccount name changes were made effective during the fiscal year ended December 31, 2014:

Subaccount	Formerly
TA Voya Conservative Allocation Service Class	TA ING Conservative Allocation Service Class
TA Voya Intermediate Bond Service Class	TA ING Intermediate Bond Service Class
TA Voya Large Cap Growth Service Class	TA ING Large Cap Growth Service Class
TA Voya Limited Maturity Bond Service Class	TA ING Limited Maturity Bond Service Class
TA Voya Mid Cap Opportunities Service Class	TA ING Mid Cap Opportunities Service Class
TA Voya Moderate Growth Allocation Service Class	TA ING Moderate Growth Allocation Service Class
TA WMC US Growth Initial Class	TA WMC Diversified Growth Initial Class
TA WMC US Growth Service Class	TA WMC Diversified Growth Service Class

During the current year the following subaccounts were liquidated and subsequently reinvested:

Reinvested Subaccount	Liquidated Subaccount
Huntington VA Dividend Capture	Huntington VA Income Equity
Huntington VA Situs	Huntington VA Mid Corp America
TA BlackRock Tactical Allocation Service Class	TA Hanlon Income Service Class
TA Vanguard ETF - Growth Service Class	TA Vanguard ETF - Aggressive Growth Service Class

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2014.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Accounting Policy

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

39

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2014

2.	Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2014 were as follows:

Subaccount	Purchases	Sales
AllianceBernstein Balanced Wealth Strategy Class B Shares	$34,369,689	$19,950,510
AllianceBernstein Growth and Income Class B Shares	51,368,034	30,996,446
AllianceBernstein Large Cap Growth Class B Shares	486,520	5,005,929
American Funds - Asset Allocation Class 2 Shares	152,696,415	58,625,284
American Funds - Bond Class 2 Shares	65,698,753	29,879,396
American Funds - Growth Class 2 Shares	71,167,271	17,147,941
American Funds - Growth-Income Class 2 Shares	100,577,655	19,260,640
American Funds - International Class 2 Shares	40,144,846	11,733,994
BlackRock Basic Value V.I. Class I Shares	4,691,843	5,183,191
BlackRock Global Allocation V.I. Class I Shares	2,122,653	3,583,461
BlackRock High Yield V.I. Class I Shares	1,265,729	2,090,250
Fidelity® VIP Balanced Service Class 2	106,185,364	30,543,834
Fidelity® VIP Contrafund® Initial Class	208,055	355,328
Fidelity® VIP Contrafund® Service Class 2	107,496,027	52,097,722
Fidelity® VIP Equity-Income Initial Class	3,741	1,817
Fidelity® VIP Equity-Income Service Class 2	3,143,473	11,418,194
Fidelity® VIP Growth Initial Class	71	600
Fidelity® VIP Growth Service Class 2	247,459	7,433,623
Fidelity® VIP Growth Opportunities Service Class 2	90,717	481,430
Fidelity® VIP Mid Cap Initial Class	18,444	9,588
Fidelity® VIP Mid Cap Service Class 2	54,006,586	54,444,404
Fidelity® VIP Value Strategies Initial Class	16,068	1,600
Fidelity® VIP Value Strategies Service Class 2	26,007,132	24,045,021
Franklin Founding Funds Allocation Class 4 Shares	5,601,781	27,900,777
Franklin Income Class 2 Shares	7,476,530	19,370,075
Franklin Mutual Shares Class 2 Shares	772,813	3,926,692
Franklin Templeton Foreign Class 2 Shares	1,510,721	9,595,365
GE Investments Total Return Class 3 Shares	12,738,842	7,427,418
Huntington VA Dividend Capture	825,793	2,109,190
Huntington VA International Equity	163,357	1,686,285
Huntington VA Situs	1,288,818	1,884,429
Invesco V.I. American Franchise Series II Shares	294,511	2,230,318
Invesco V.I. Value Opportunities Series II Shares	413,455	3,528,238
Janus Aspen - Enterprise Service Shares	2,060,683	3,789,076
Janus Aspen - Global Research Service Shares	906,024	6,531,369
Janus Aspen - Perkins Mid Cap Value Service Shares	417,391	435,701

40

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2014

2.	Investments (continued)

Subaccount	Purchases	Sales
MFS® New Discovery Service Class	$14,694,684	$15,093,200
MFS® Total Return Service Class	3,919,930	12,727,714
NVIT Developing Markets Class II Shares	219	431
TA Aegon High Yield Bond Initial Class	19,635,446	30,048,100
TA Aegon High Yield Bond Service Class	65,403,746	77,899,834
TA Aegon Money Market Initial Class	62,632,454	81,992,037
TA Aegon Money Market Service Class	473,473,425	441,493,660
TA Aegon Tactical Vanguard ETF - Balanced Service Class	726,799,775	70,314,511
TA Aegon Tactical Vanguard ETF - Conservative Service Class	135,851,190	55,342,916
TA Aegon Tactical Vanguard ETF - Growth Service Class	273,175,003	61,087,013
TA Aegon U.S. Government Securities Initial Class	21,197,954	20,641,423
TA Aegon U.S. Government Securities Service Class	180,691,462	189,526,384
TA AllianceBernstein Dynamic Allocation Initial Class	5,294,637	3,892,296
TA AllianceBernstein Dynamic Allocation Service Class	46,881,538	44,064,713
TA Asset Allocation - Conservative Initial Class	39,938,262	84,610,600
TA Asset Allocation - Conservative Service Class	219,610,003	215,185,278
TA Asset Allocation - Growth Initial Class	27,911,825	54,355,448
TA Asset Allocation - Growth Service Class	50,020,346	33,396,907
TA Asset Allocation - Moderate Initial Class	32,153,459	88,331,766
TA Asset Allocation - Moderate Service Class	1,537,491,503	416,906,784
TA Asset Allocation - Moderate Growth Initial Class	42,129,329	92,956,724
TA Asset Allocation - Moderate Growth Service Class	440,569,923	485,700,760
TA Barrow Hanley Dividend Focused Initial Class	23,407,865	61,901,776
TA Barrow Hanley Dividend Focused Service Class	42,257,979	23,952,071
TA BlackRock Global Allocation Service Class	153,315,740	156,422,389
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	9,712,410	92,374
TA BlackRock Global Allocation Managed Risk - Growth Service Class	10,948,589	168,148
TA BlackRock Tactical Allocation Service Class	430,754,211	142,102,868
TA Clarion Global Real Estate Securities Initial Class	8,249,714	10,124,052
TA Clarion Global Real Estate Securities Service Class	30,902,983	14,218,961
TA International Moderate Growth Initial Class	1,844	1,193
TA International Moderate Growth Service Class	109,519,914	73,133,058
TA Janus Balanced Service Class	156,840,077	26,871,404
TA Jennison Growth Initial Class	38,367,315	32,365,096
TA Jennison Growth Service Class	28,485,018	14,875,795
TA JPMorgan Core Bond Service Class	71,021,934	25,439,007

41

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2014

2.	Investments (continued)

Subaccount	Purchases	Sales
TA JPMorgan Enhanced Index Initial Class	$31,144,666	$20,096,156
TA JPMorgan Enhanced Index Service Class	20,612,939	6,753,833
TA JPMorgan Mid Cap Value Service Class	71,047,874	21,192,131
TA JPMorgan Tactical Allocation Service Class	306,589,870	62,088,746
TA Legg Mason Dynamic Allocation - Balanced Service Class	362,046,414	29,106,151
TA Legg Mason Dynamic Allocation - Growth Service Class	155,822,877	18,555,011
TA Madison Balanced Allocation Service Class	35,424,943	5,109,593
TA Madison Conservative Allocation Service Class	20,168,807	8,838,165
TA Madison Diversified Income Service Class	22,680,905	6,767,074
TA Market Participation Strategy Service Class	244,216,807	22,558,413
TA MFS International Equity Initial Class	10,540,712	14,451,457
TA MFS International Equity Service Class	25,041,831	10,542,638
TA Morgan Stanley Capital Growth Initial Class	11,815,010	20,037,253
TA Morgan Stanley Capital Growth Service Class	18,089,707	14,651,354
TA Morgan Stanley Mid-Cap Growth Initial Class	15,916,432	18,420,342
TA Morgan Stanley Mid-Cap Growth Service Class	22,918,985	15,630,746
TA Multi-Managed Balanced Initial Class	22,378,214	11,556,435
TA Multi-Managed Balanced Service Class	89,290,228	35,001,071
TA Multi-Manager Alt Strategies Service Class	1,004,244	16,340
TA PIMCO Tactical - Balanced Service Class	262,205,053	29,828,547
TA PIMCO Tactical - Conservative Service Class	54,913,266	15,850,742
TA PIMCO Tactical - Growth Service Class	84,227,489	14,032,133
TA PIMCO Total Return Initial Class	33,431,196	75,314,459
TA PIMCO Total Return Service Class	137,058,642	167,499,130
TA PineBridge Inflation Opportunities Service Class	68,728,303	36,985,057
TA ProFunds UltraBear Service Class (OAM)	18,316,765	12,111,321
TA Systematic Small/Mid Cap Value Initial Class	17,241,352	25,356,055
TA Systematic Small/Mid Cap Value Service Class	32,025,759	15,279,830
TA T. Rowe Price Small Cap Initial Class	13,614,550	24,650,576
TA T. Rowe Price Small Cap Service Class	49,158,455	26,755,165
TA Torray Concentrated Growth Initial Class	34,683,973	26,844,861
TA Torray Concentrated Growth Service Class	12,121,827	7,776,999
TA TS&W International Equity Initial Class	10,420,692	13,352,480
TA TS&W International Equity Service Class	13,516,060	7,485,299
TA Vanguard ETF - Balanced Service Class	2,032,470,480	182,323,844
TA Vanguard ETF - Conservative Service Class	232,772,544	81,671,658

42

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2014

2.	Investments (continued)

Subaccount	Purchases	Sales
TA Vanguard ETF - Growth Service Class	$1,181,352,572	$259,716,985
TA Voya Balanced Allocation Service Class	5,542,967	508,587
TA Voya Conservative Allocation Service Class	630,398	160,435
TA Voya Intermediate Bond Service Class	9,619	5,270
TA Voya Large Cap Growth Service Class	4,597	5,205
TA Voya Limited Maturity Bond Service Class	118,071	23,790
TA Voya Mid Cap Opportunities Service Class	138,592	35,873
TA Voya Moderate Growth Allocation Service Class	3,440,365	248,995
TA WMC US Growth Initial Class	17,971,830	40,282,243
TA WMC US Growth Service Class	22,216,141	10,240,619
Vanguard® Equity Index	424,630	130,310
Vanguard® International	94,326	172,800
Vanguard® Mid-Cap Index	116,212	59,833
Vanguard® REIT Index	137,223	21,617
Vanguard® Short-Term Investment Grade	417,982	815,023
Vanguard® Total Bond Market Index	355,179	352,906
Wanger International	69,664	97,962
Wanger USA	85,813	7,205

43

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

3.	Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2014			Year Ended December 31, 2013
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AllianceBernstein Balanced Wealth Strategy Class B Shares	7,328,437	(10,884,618)	(3,556,181)	2,685,826	581,459	3,267,285
AllianceBernstein Growth and Income Class B Shares	15,547,241	(17,657,179)	(2,109,938)	5,574,722	13,417,980	18,992,702
AllianceBernstein Large Cap Growth Class B Shares	384,024	(3,328,295)	(2,944,271)	16,338	(3,511,104)	(3,494,766)
American Funds - Asset Allocation Class 2 Shares	36,565,669	(31,533,854)	5,031,815	15,134,025	48,697,732	63,831,757
American Funds - Bond Class 2 Shares	17,860,986	(19,576,441)	(1,715,455)	14,590,507	(13,863,598)	726,909
American Funds - Growth Class 2 Shares	12,107,025	(7,448,468)	4,658,557	7,964,924	2,579,459	10,544,383
American Funds - Growth-Income Class 2 Shares	16,129,298	(7,483,163)	8,646,135	6,924,777	3,990,264	10,915,041
American Funds - International Class 2 Shares	9,912,578	(7,556,891)	2,355,687	6,090,335	3,271,536	9,361,871
BlackRock Basic Value V.I. Class I Shares	233,301	(1,845,757)	(1,612,456)	206,664	(1,691,994)	(1,485,330)
BlackRock Global Allocation V.I. Class I Shares	81,062	(1,612,546)	(1,531,484)	122,317	(522,920)	(400,603)
BlackRock High Yield V.I. Class I Shares	356,920	(879,333)	(522,413)	49,629	(907,282)	(857,653)
Fidelity® VIP Balanced Service Class 2	36,312,087	(19,349,749)	16,962,338	7,615,230	3,769,381	11,384,611
Fidelity® VIP Contrafund® Initial Class	16,153	(63,738)	(47,585)	48,377	21,259	69,636
Fidelity® VIP Contrafund® Service Class 2	25,841,562	(24,475,214)	1,366,348	11,134,820	(7,455,624)	3,679,196
Fidelity® VIP Equity-Income Initial Class	—	(881)	(881)	—	(21,108)	(21,108)
Fidelity® VIP Equity-Income Service Class 2	336,040	(6,398,784)	(6,062,744)	37,852	(5,936,901)	(5,899,049)
Fidelity® VIP Growth Initial Class	—	(216)	(216)	—	(28,142)	(28,142)
Fidelity® VIP Growth Service Class 2	170,923	(4,668,794)	(4,497,871)	56,635	(6,138,691)	(6,082,056)
Fidelity® VIP Growth Opportunities Service Class 2	66,898	(295,436)	(228,538)	12,924	(150,800)	(137,876)
Fidelity® VIP Mid Cap Initial Class	1,551	(1,342)	209	675	(5,945)	(5,270)
Fidelity® VIP Mid Cap Service Class 2	10,910,693	(20,294,805)	(9,384,112)	5,552,583	(4,695,819)	856,764
Fidelity® VIP Value Strategies Initial Class	1,219	(412)	807	2,175	(39)	2,136
Fidelity® VIP Value Strategies Service Class 2	7,264,614	(11,025,574)	(3,760,960)	5,172,335	2,256,520	7,428,855
Franklin Founding Funds Allocation Class 4 Shares	557,966	(13,437,040)	(12,879,074)	219,763	(9,893,711)	(9,673,948)
Franklin Income Class 2 Shares	579,508	(13,110,638)	(12,531,130)	800	(19,237,552)	(19,236,752)
Franklin Mutual Shares Class 2 Shares	63,549	(2,953,540)	(2,889,991)	18,937	(4,226,751)	(4,207,814)
Franklin Templeton Foreign Class 2 Shares	367,288	(7,875,201)	(7,507,913)	65	(12,204,310)	(12,204,245)

44

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

3.	Change in Units (continued)

	Year Ended December 31, 2014			Year Ended December 31, 2013
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
GE Investments Total Return Class 3 Shares	5,099,553	(4,864,670)	234,883	1,905,741	438,904	2,344,645
Huntington VA Dividend Capture	501,830	(1,537,369)	(1,035,539)	174,018	288,445	462,463
Huntington VA International Equity	126,884	(1,609,212)	(1,482,328)	88,086	(163,946)	(75,860)
Huntington VA Situs	730,500	(1,269,284)	(538,784)	122,871	(47,806)	75,065
Invesco V.I. American Franchise Series II Shares	222,006	(1,539,559)	(1,317,553)	13,088	(692,559)	(679,471)
Invesco V.I. Value Opportunities Series II Shares	64,241	(2,323,155)	(2,258,914)	—	(2,989,681)	(2,989,681)
Janus Aspen - Enterprise Service Shares	250,310	(2,261,032)	(2,010,722)	—	(2,398,272)	(2,398,272)
Janus Aspen - Global Research Service Shares	497,510	(5,408,738)	(4,911,228)	60,695	(7,842,788)	(7,782,093)
Janus Aspen - Perkins Mid Cap Value Service Shares	5,401	(195,521)	(190,120)	1,620	(263,244)	(261,624)
MFS® New Discovery Service Class	162,994	(7,015,023)	(6,852,029)	71,037	(7,089,132)	(7,018,095)
MFS® Total Return Service Class	446,124	(7,466,690)	(7,020,566)	55,526	(6,488,904)	(6,433,378)
NVIT Developing Markets Class II Shares	—	(358)	(358)	—	(42,575)	(42,575)
TA Aegon High Yield Bond Initial Class	6,799,367	(14,489,983)	(7,690,616)	1,315,031	(8,864,603)	(7,549,572)
TA Aegon High Yield Bond Service Class	14,308,947	(25,691,259)	(11,382,312)	11,582,729	(6,401,506)	5,181,223
TA Aegon Money Market Initial Class	56,984,175	(71,979,985)	(14,995,810)	11,202,545	(20,332,130)	(9,129,585)
TA Aegon Money Market Service Class	239,322,663	(238,657,806)	664,857	234,094,874	(281,502,333)	(47,407,459)
TA Aegon Tactical Vanguard ETF - Balanced Service Class	93,375,594	(43,958,632)	49,416,962	186,347,684	63,542,891	249,890,575
TA Aegon Tactical Vanguard ETF - Conservative Service Class	26,417,087	(38,404,900)	(11,987,813)	54,155,966	(20,973,208)	33,182,758
TA Aegon Tactical Vanguard ETF - Growth Service Class	58,367,074	(35,626,625)	22,740,449	79,166,212	46,365,703	125,531,915
TA Aegon U.S. Government Securities Initial Class	10,230,557	(12,568,185)	(2,337,628)	1,369,379	(20,402,548)	(19,033,169)
TA Aegon U.S. Government Securities Service Class	53,783,995	(83,402,060)	(29,618,065)	242,596,485	(437,078,878)	(194,482,393)
TA AllianceBernstein Dynamic Allocation Initial Class	3,262,665	(2,274,374)	988,291	445,494	(1,595,177)	(1,149,683)
TA AllianceBernstein Dynamic Allocation Service Class	11,568,498	(28,755,310)	(17,186,812)	22,347,934	(27,286,367)	(4,938,433)
TA Asset Allocation - Conservative Initial Class	18,206,996	(50,863,555)	(32,656,559)	4,840,320	(43,248,245)	(38,407,925)
TA Asset Allocation - Conservative Service Class	40,690,011	(128,715,138)	(88,025,127)	53,682,938	(149,158,347)	(95,475,409)
TA Asset Allocation - Growth Initial Class	11,871,716	(29,381,238)	(17,509,522)	7,462,544	(3,210,606)	4,251,938
TA Asset Allocation - Growth Service Class	10,672,598	(17,850,407)	(7,177,809)	7,024,224	(6,184,524)	839,700

45

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

3.	Change in Units (continued)

	Year Ended December 31, 2014			Year Ended December 31, 2013
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA Asset Allocation - Moderate Initial Class	12,075,074	(48,172,939)	(36,097,865)	6,072,279	(45,342,070)	(39,269,791)
TA Asset Allocation - Moderate Service Class	176,489,884	(232,084,229)	(55,594,345)	300,959,203	(95,211,011)	205,748,192
TA Asset Allocation - Moderate Growth Initial Class	14,971,506	(50,207,982)	(35,236,476)	7,212,044	(44,093,900)	(36,881,856)
TA Asset Allocation - Moderate Growth Service Class	65,767,540	(268,798,269)	(203,030,729)	103,812,848	(149,675,345)	(45,862,497)
TA Barrow Hanley Dividend Focused Initial Class	9,047,747	(28,316,624)	(19,268,877)	4,266,775	(28,414,277)	(24,147,502)
TA Barrow Hanley Dividend Focused Service Class	13,342,359	(12,754,637)	587,722	7,102,336	(3,399,149)	3,703,187
TA BlackRock Global Allocation Service Class	30,188,151	(92,484,647)	(62,296,496)	33,255,235	(58,484,708)	(25,229,473)
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	973,340	(8,413)	964,927	—	—	—
TA BlackRock Global Allocation Managed Risk - Growth Service Class	1,102,140	(16,679)	1,085,461	—	—	—
TA BlackRock Tactical Allocation Service Class	124,784,489	(75,718,374)	49,066,115	107,902,408	(9,942,147)	97,960,261
TA Clarion Global Real Estate Securities Initial Class	3,233,233	(4,247,670)	(1,014,437)	789,596	(1,484,688)	(695,092)
TA Clarion Global Real Estate Securities Service Class	15,097,559	(8,900,520)	6,197,039	4,642,002	(1,466,899)	3,175,103
TA International Moderate Growth Initial Class	—	(689)	(689)	—	(847)	(847)
TA International Moderate Growth Service Class	21,092,213	(58,605,176)	(37,512,963)	45,031,052	(18,176,048)	26,855,004
TA Janus Balanced Service Class	37,932,645	(17,040,407)	20,892,238	34,746,963	20,932,513	55,679,476
TA Jennison Growth Initial Class	10,285,231	(19,492,097)	(9,206,866)	1,981,033	(15,468,508)	(13,487,475)
TA Jennison Growth Service Class	5,959,144	(6,631,112)	(671,968)	2,089,247	(2,293,711)	(204,464)
TA JPMorgan Core Bond Service Class	28,068,075	(18,047,238)	10,020,837	14,821,846	(14,418,658)	403,188
TA JPMorgan Enhanced Index Initial Class	12,150,491	(10,341,653)	1,808,838	1,726,904	777,954	2,504,858
TA JPMorgan Enhanced Index Service Class	6,491,084	(3,223,395)	3,267,689	1,034,522	3,509,749	4,544,271
TA JPMorgan Mid Cap Value Service Class	15,533,404	(8,449,849)	7,083,555	4,329,725	8,625,684	12,955,409
TA JPMorgan Tactical Allocation Service Class	40,506,413	(41,819,917)	(1,313,504)	103,881,938	(11,632,534)	92,249,404
TA Legg Mason Dynamic Allocation - Balanced Service Class	67,425,097	(15,549,118)	51,875,979	99,471,481	29,720,955	129,192,436
TA Legg Mason Dynamic Allocation - Growth Service Class	33,692,465	(10,281,542)	23,410,923	33,593,262	22,763,599	56,356,861
TA Madison Balanced Allocation Service Class	5,011,611	(2,714,285)	2,297,326	8,970,890	5,112,091	14,082,981
TA Madison Conservative Allocation Service Class	2,674,267	(5,971,246)	(3,296,979)	9,790,402	382,859	10,173,261
TA Madison Diversified Income Service Class	4,090,257	(4,439,049)	(348,792)	15,928,990	80,634	16,009,624

46

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

3.	Change in Units (continued)

	Year Ended December 31, 2014			Year Ended December 31, 2013
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA Market Participation Strategy Service Class	42,566,529	(13,969,954)	28,596,575	41,661,656	24,061,633	65,723,289
TA MFS International Equity Initial Class	6,662,009	(9,429,030)	(2,767,021)	1,603,632	726,707	2,330,339
TA MFS International Equity Service Class	6,198,004	(5,647,366)	550,638	3,805,086	3,875,035	7,680,121
TA Morgan Stanley Capital Growth Initial Class	4,904,541	(9,527,525)	(4,622,984)	1,566,140	(8,494,587)	(6,928,447)
TA Morgan Stanley Capital Growth Service Class	5,033,701	(7,012,153)	(1,978,452)	1,399,327	2,552,625	3,951,952
TA Morgan Stanley Mid-Cap Growth Initial Class	6,131,806	(11,518,439)	(5,386,633)	1,554,378	(9,991,235)	(8,436,857)
TA Morgan Stanley Mid-Cap Growth Service Class	5,041,944	(6,884,761)	(1,842,817)	2,945,396	(1,277,546)	1,667,850
TA Multi-Managed Balanced Initial Class	8,865,303	(5,717,191)	3,148,112	630,568	4,073,673	4,704,241
TA Multi-Managed Balanced Service Class	31,462,440	(18,413,117)	13,049,323	4,362,848	7,177,394	11,540,242
TA Multi-Manager Alt Strategies Service Class	96,569	(1,201)	95,368	3,523	(19)	3,504
TA PIMCO Tactical - Balanced Service Class	44,461,708	(20,059,905)	24,401,803	78,110,897	20,653,813	98,764,710
TA PIMCO Tactical - Conservative Service Class	14,226,321	(11,632,232)	2,594,089	25,010,169	(941,306)	24,068,863
TA PIMCO Tactical - Growth Service Class	16,666,414	(8,286,595)	8,379,819	22,037,147	8,597,544	30,634,691
TA PIMCO Total Return Initial Class	18,924,531	(47,018,000)	(28,093,469)	3,857,743	(52,372,884)	(48,515,141)
TA PIMCO Total Return Service Class	26,332,708	(112,454,156)	(86,121,448)	99,285,913	(141,544,756)	(42,258,843)
TA PineBridge Inflation Opportunities Service Class	14,802,693	(23,308,930)	(8,506,237)	30,733,832	(39,410,515)	(8,676,683)
TA ProFunds UltraBear Service Class (OAM)	168,782,361	(114,160,197)	54,622,164	1,144,180	(259,482,357)	(258,338,177)
TA Systematic Small/Mid Cap Value Initial Class	472,978	(5,197,798)	(4,724,820)	236,133	(5,551,735)	(5,315,602)
TA Systematic Small/Mid Cap Value Service Class	6,518,966	(7,346,086)	(827,120)	3,305,123	412,885	3,718,008
TA T. Rowe Price Small Cap Initial Class	4,776,597	(11,626,727)	(6,850,130)	1,970,222	(1,242,393)	727,829
TA T. Rowe Price Small Cap Service Class	8,116,835	(10,061,751)	(1,944,916)	4,594,585	4,723,239	9,317,824
TA Torray Concentrated Growth Initial Class	1,646,549	(8,470,430)	(6,823,881)	1,729,324	(9,192,592)	(7,463,268)
TA Torray Concentrated Growth Service Class	1,661,996	(3,803,465)	(2,141,469)	2,814,034	(250,178)	2,563,856
TA TS&W International Equity Initial Class	4,634,630	(6,894,477)	(2,259,847)	1,133,932	(2,954,849)	(1,820,917)
TA TS&W International Equity Service Class	5,670,995	(4,869,455)	801,540	2,792,605	429,096	3,221,701
TA Vanguard ETF - Balanced Service Class	263,956,340	(120,980,644)	142,975,696	401,189,092	63,736,149	464,925,241
TA Vanguard ETF - Conservative Service Class	52,030,849	(49,498,815)	2,532,034	70,461,610	(26,290,752)	44,170,858

47

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

3.	Change in Units (continued)

	Year Ended December 31, 2014			Year Ended December 31, 2013
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA Vanguard ETF - Growth Service Class	262,389,248	(164,552,679)	97,836,569	167,233,194	205,412,366	372,645,560
TA Voya Balanced Allocation Service Class	507,445	(39,267)	468,178	656,657	19,566	676,223
TA Voya Conservative Allocation Service Class	59,568	(14,505)	45,063	93,202	2,085	95,287
TA Voya Intermediate Bond Service Class	874	(406)	468	9,681	(401)	9,280
TA Voya Large Cap Growth Service Class	354	(380)	(26)	3,509	(220)	3,289
TA Voya Limited Maturity Bond Service Class	11,927	(1,866)	10,061	40,453	2,172	42,625
TA Voya Mid Cap Opportunities Service Class	11,545	(2,851)	8,694	11,224	(353)	10,871
TA Voya Moderate Growth Allocation Service Class	302,903	(18,167)	284,736	295,842	6,032	301,874
TA WMC US Growth Initial Class	3,794,722	(26,291,844)	(22,497,122)	3,807,210	(31,783,368)	(27,976,158)
TA WMC US Growth Service Class	3,843,191	(5,461,215)	(1,618,024)	2,408,074	(372,945)	2,035,129
Vanguard® Equity Index	179,953	(82,014)	97,939	37,451	(154,184)	(116,733)
Vanguard® International	63,607	(145,980)	(82,373)	14,374	(101,281)	(86,907)
Vanguard® Mid-Cap Index	55,600	(36,475)	19,125	3,028	(70,154)	(67,126)
Vanguard® REIT Index	84,193	(12,552)	71,641	7,605	(44,678)	(37,073)
Vanguard® Short-Term Investment Grade	163,743	(608,477)	(444,734)	77,720	(190,166)	(112,446)
Vanguard® Total Bond Market Index	182,127	(250,757)	(68,630)	30,927	(637,126)	(606,199)
Wanger International	7,107	(80,409)	(73,302)	9,341	30,379	39,720
Wanger USA	5,134	(3,993)	1,141	223	(6,810)	(6,587)

48

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2014

4.	Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
AllianceBernstein Balanced Wealth Strategy Class B Shares
	12/31/2014	47,372,152	$11.51	to	$1.62	$91,875,603	2.43%	0.65%	to	2.65%	6.42%	to	4.34%
	12/31/2013	50,928,333	1.19	to	1.56	87,360,846	2.31	0.65	to	2.65	15.52	to	13.27
	12/31/2012	47,661,048	1.03	to	1.37	67,988,859	1.93	0.65	to	2.65	12.64	to	10.43
	12/31/2011	43,401,919	1.32	to	1.24	55,558,501	2.14	0.70	to	2.65	(3.73)	to	(5.55)
	12/31/2010	30,666,097	1.37	to	1.32	41,179,666	2.28	0.70	to	2.65	9.53	to	7.45
AllianceBernstein Growth and Income Class B Shares
	12/31/2014	94,663,141	1.80	to	1.27	190,026,748	1.14	0.30	to	2.30	8.96	to	6.83
	12/31/2013	96,773,079	1.65	to	1.19	156,306,109	1.06	0.30	to	2.30	34.19	to	31.57
	12/31/2012	77,780,377	1.23	to	0.91	89,263,201	1.32	0.30	to	2.30	16.89	to	14.59
	12/31/2011	64,589,775	1.05	to	0.79	64,940,393	1.05	0.30	to	2.30	5.75	to	3.69
	12/31/2010	57,147,365	1.00	to	0.76	55,249,705	—	0.30	to	2.30	12.46	to	10.26
AllianceBernstein Large Cap Growth Class B Shares
	12/31/2014	24,431,104	1.88	to	1.45	35,592,264	—	0.30	to	2.30	13.50	to	11.28
	12/31/2013	27,375,375	1.66	to	1.30	35,597,034	—	0.30	to	2.30	36.59	to	33.92
	12/31/2012	30,870,141	1.21	to	0.97	29,684,480	0.03	0.30	to	2.30	16.35	to	14.06
	12/31/2011	38,936,633	1.04	to	0.85	32,786,728	0.09	0.30	to	2.30	(4.04)	to	(5.91)
	12/31/2010	35,737,139	1.09	to	0.91	31,206,004	0.27	0.30	to	2.30	9.50	to	7.36
American Funds - Asset Allocation Class 2 Shares
	12/31/2014	238,074,048	11.78	to	1.52	468,882,755	1.58	0.75	to	2.75	4.61	to	2.57
	12/31/2013	233,042,233	1.33	to	1.48	379,469,267	1.66	0.75	to	2.75	22.77	to	20.38
	12/31/2012	169,210,476	1.08	to	1.23	214,081,441	2.12	0.75	to	2.75	15.32	to	13.07
	12/31/2011	131,141,105	1.13	to	1.09	145,411,828	2.23	0.80	to	2.75	0.49	to	(1.41)
	12/31/2010	69,683,199	1.13	to	1.10	77,622,011	3.78	0.80	to	2.75	11.61	to	9.50
American Funds - Bond Class 2 Shares
	12/31/2014	83,916,301	10.07	to	1.06	142,447,050	2.18	0.75	to	2.75	4.50	to	2.46
	12/31/2013	85,631,756	1.05	to	1.04	103,432,773	1.87	0.75	to	2.75	(2.89)	to	(4.78)
	12/31/2012	84,904,847	1.08	to	1.09	95,250,272	3.06	0.75	to	2.75	4.59	to	2.54
	12/31/2011	47,471,601	1.11	to	1.06	51,414,804	3.92	0.80	to	2.75	5.26	to	3.27
	12/31/2010	21,075,629	1.05	to	1.03	21,896,611	5.16	0.80	to	2.75	5.60	to	3.60
American Funds - Growth Class 2 Shares
	12/31/2014	65,675,816	12.81	to	1.67	174,197,876	0.95	0.75	to	2.60	7.70	to	5.76
	12/31/2013	61,017,259	1.32	to	1.58	116,392,175	1.03	0.75	to	2.60	29.13	to	26.81
	12/31/2012	50,472,876	1.02	to	1.24	64,264,152	0.90	0.75	to	2.60	17.01	to	14.89
	12/31/2011	34,120,875	1.12	to	1.08	37,511,252	0.68	0.80	to	2.60	(5.04)	to	(6.70)
	12/31/2010	18,288,495	1.18	to	1.16	21,374,249	1.20	0.80	to	2.60	17.74	to	15.68
American Funds - Growth-Income Class 2 Shares
	12/31/2014	55,861,390	13.18	to	1.68	180,173,950	1.59	0.75	to	2.60	9.81	to	7.83
	12/31/2013	47,215,255	1.41	to	1.56	93,879,498	1.63	0.75	to	2.60	32.51	to	30.12
	12/31/2012	36,300,214	1.06	to	1.20	44,580,566	1.93	0.75	to	2.60	16.60	to	14.49
	12/31/2011	22,878,003	1.09	to	1.05	24,352,894	1.87	0.80	to	2.60	(2.61)	to	(4.31)
	12/31/2010	12,018,580	1.12	to	1.09	13,260,078	2.68	0.80	to	2.60	10.54	to	8.61
American Funds - International Class 2 Shares
	12/31/2014	52,391,548	10.94	to	1.11	94,057,736	1.62	0.75	to	2.60	(3.38)	to	(5.12)
	12/31/2013	50,035,861	1.10	to	1.17	69,810,558	1.55	0.75	to	2.60	20.73	to	18.55
	12/31/2012	40,673,990	0.91	to	0.99	41,084,363	1.66	0.75	to	2.60	17.02	to	14.90
	12/31/2011	31,192,669	0.89	to	0.86	27,226,702	2.06	0.80	to	2.60	(14.65)	to	(16.14)
	12/31/2010	16,934,482	1.04	to	1.02	17,484,768	3.35	0.80	to	2.60	6.38	to	4.52

49

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2014

4.	Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
BlackRock Basic Value V.I. Class I Shares
	12/31/2014	11,168,612	$2.04	to	$2.26	$28,532,280	1.38%	1.25%	to	2.30%	8.57%	to	7.46%
	12/31/2013	12,781,068	1.88	to	2.10	30,389,242	1.44	1.25	to	2.30	36.37	to	34.97
	12/31/2012	14,266,398	1.38	to	1.56	25,008,298	1.71	1.25	to	2.30	12.63	to	11.47
	12/31/2011	17,166,667	1.22	to	1.40	26,488,504	1.72	1.25	to	2.30	(3.65)	to	(4.64)
	12/31/2010	19,062,536	1.27	to	1.46	30,418,099	1.60	1.25	to	2.30	11.41	to	10.27
BlackRock Global Allocation V.I. Class I Shares
	12/31/2014	10,125,330	2.63	to	2.64	19,447,094	2.05	1.25	to	2.30	0.85	to	(0.19)
	12/31/2013	11,656,814	2.61	to	2.65	22,385,439	1.15	1.25	to	2.30	13.34	to	12.18
	12/31/2012	12,057,417	2.30	to	2.36	20,528,710	1.45	1.25	to	2.30	8.91	to	7.79
	12/31/2011	13,957,453	2.12	to	2.19	21,811,783	2.03	1.25	to	2.30	(4.68)	to	(5.66)
	12/31/2010	16,160,418	2.22	to	2.32	26,976,247	1.16	1.25	to	2.30	8.70	to	7.58
BlackRock High Yield V.I. Class I Shares
	12/31/2014	3,187,284	2.30	to	1.91	7,122,273	5.37	1.25	to	2.30	1.62	to	0.58
	12/31/2013	3,709,697	2.26	to	1.90	8,168,931	5.90	1.25	to	2.30	7.99	to	6.88
	12/31/2012	4,567,350	2.10	to	1.78	9,321,250	6.57	1.25	to	2.30	14.23	to	13.05
	12/31/2011	4,524,797	1.83	to	1.57	8,116,403	6.96	1.25	to	2.30	2.06	to	1.01
	12/31/2010	5,412,330	1.80	to	1.56	9,521,081	7.69	1.25	to	2.30	13.94	to	12.77
Fidelity® VIP Balanced Service Class 2
	12/31/2014	146,071,274	1.56	to	1.35	250,216,054	1.51	0.30	to	2.45	9.69	to	7.39
	12/31/2013	129,108,936	1.42	to	1.26	181,860,843	1.44	0.30	to	2.45	18.93	to	16.43
	12/31/2012	117,724,325	1.19	to	1.08	132,706,666	1.76	0.30	to	2.45	14.47	to	12.06
	12/31/2011	89,258,195	1.04	to	0.96	88,963,932	1.62	0.30	to	2.45	(4.11)	to	(6.12)
	12/31/2010	65,715,694	1.09	to	1.03	69,092,182	1.83	0.30	to	2.45	17.40	to	14.94
Fidelity® VIP Contrafund® Initial Class
	12/31/2014	215,716	1.67	to	1.47	798,211	0.87	0.30	to	1.00	11.61	to	10.83
	12/31/2013	263,301	1.49	to	1.33	875,305	1.72	0.30	to	1.00	30.89	to	29.99
	12/31/2012	193,665	1.14	to	1.02	205,876	1.10	0.30	to	1.00	16.07	to	15.26
	12/31/2011	249,058	0.98	to	0.90	227,548	1.28	0.30	to	0.80	(2.82)	to	(3.30)
	12/31/2010	137,340	1.01	to	0.93	132,648	1.31	0.30	to	0.80	16.87	to	16.29
Fidelity® VIP Contrafund® Service Class 2
	12/31/2014	198,325,170	2.01	to	1.36	465,848,417	0.81	0.30	to	2.30	11.32	to	9.14
	12/31/2013	196,958,822	1.81	to	1.25	377,299,296	0.88	0.30	to	2.30	30.56	to	28.01
	12/31/2012	193,279,626	1.38	to	0.98	277,085,608	1.13	0.30	to	2.30	15.79	to	13.52
	12/31/2011	192,551,717	1.20	to	0.86	243,441,299	0.78	0.30	to	2.30	(3.07)	to	(4.97)
	12/31/2010	188,700,129	1.23	to	0.90	253,779,252	1.07	0.30	to	2.30	16.58	to	14.30
Fidelity® VIP Equity-Income Initial Class
	12/31/2014	63,434	1.33	to	1.45	89,679	2.89	0.30	to	1.00	8.39	to	7.64
	12/31/2013	64,315	1.22	to	1.35	84,226	2.26	0.30	to	1.00	27.76	to	26.88
	12/31/2012	85,423	0.96	to	1.06	88,654	1.79	0.30	to	1.00	16.95	to	16.14
	12/31/2011	200,383	0.82	to	0.86	180,834	4.81	0.30	to	0.80	0.67	to	0.17
	12/31/2010	14,015	0.81	to	0.86	12,053	4.31	0.30	to	0.80	14.80	to	14.24
Fidelity® VIP Equity-Income Service Class 2
	12/31/2014	38,349,894	1.70	to	1.16	63,824,949	2.52	0.30	to	2.30	8.16	to	6.04
	12/31/2013	44,412,638	1.57	to	1.09	69,246,230	2.24	0.30	to	2.30	27.45	to	24.95
	12/31/2012	50,311,687	1.23	to	0.88	62,328,811	2.69	0.30	to	2.30	16.70	to	14.41
	12/31/2011	64,310,250	1.05	to	0.77	69,466,995	2.32	0.30	to	2.30	0.36	to	(1.60)
	12/31/2010	59,444,523	1.05	to	0.78	66,283,947	1.68	0.30	to	2.30	14.57	to	12.33
Fidelity® VIP Growth Initial Class
	12/31/2014	25,431	1.72	to	1.52	38,477	0.19	0.30	to	1.00	10.96	to	10.20
	12/31/2013	25,647	1.55	to	1.38	35,124	0.20	0.30	to	1.00	35.93	to	34.99
	12/31/2012	53,789	1.14	to	1.02	54,726	0.61	0.30	to	1.00	14.34	to	13.55
	12/31/2011	54,378	1.00	to	0.87	48,616	1.07	0.30	to	0.80	(0.10)	to	(0.59)
	12/31/2010	8,917	1.00	to	0.87	7,796	0.45	0.30	to	0.80	23.80	to	23.19

50

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2014

4.	Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Fidelity® VIP Growth Service Class 2
	12/31/2014	32,507,157	$1.94	to	$1.34	$48,200,149	—%	0.30%	to	2.30%	10.68%	to	8.52%
	12/31/2013	37,005,028	1.76	to	1.23	50,162,145	0.04	0.30	to	2.30	35.59	to	32.94
	12/31/2012	43,087,084	1.30	to	0.93	43,606,757	0.32	0.30	to	2.30	14.06	to	11.82
	12/31/2011	56,071,361	1.14	to	0.83	50,614,454	0.13	0.30	to	2.30	(0.33)	to	(2.28)
	12/31/2010	46,614,050	1.14	to	0.85	42,718,105	0.03	0.30	to	2.30	23.49	to	21.08
Fidelity® VIP Growth Opportunities Service Class 2
	12/31/2014	1,532,255	1.78	to	1.30	2,517,712	0.01	1.25	to	1.75	10.57	to	10.02
	12/31/2013	1,760,793	1.61	to	1.18	2,628,111	0.05	1.25	to	1.75	35.84	to	35.18
	12/31/2012	1,898,669	1.18	to	0.87	2,089,207	0.15	1.25	to	1.75	17.84	to	17.26
	12/31/2011	2,232,908	1.00	to	0.74	2,079,285	—	1.25	to	1.75	0.71	to	0.22
	12/31/2010	2,721,378	1.00	to	0.74	2,454,656	—	1.25	to	1.75	21.95	to	21.35
Fidelity® VIP Mid Cap Initial Class
	12/31/2014	31,431	1.71	to	1.34	59,307	0.26	0.30	to	1.00	5.97	to	5.23
	12/31/2013	31,222	1.61	to	1.28	48,484	0.53	0.30	to	1.00	35.82	to	34.88
	12/31/2012	36,492	1.19	to	0.95	35,291	0.38	0.30	to	1.00	14.49	to	13.69
	12/31/2011	69,750	1.04	to	0.96	58,675	0.50	0.30	to	0.80	(10.88)	to	(11.32)
	12/31/2010	3,804	1.16	to	1.08	4,126	0.25	0.30	to	0.80	28.45	to	27.81
Fidelity® VIP Mid Cap Service Class 2
	12/31/2014	114,999,325	2.12	to	1.41	345,744,918	0.02	0.30	to	2.30	5.71	to	3.65
	12/31/2013	124,383,437	2.01	to	1.36	334,770,485	0.29	0.30	to	2.30	35.46	to	32.82
	12/31/2012	123,526,673	1.48	to	1.02	246,581,179	0.38	0.30	to	2.30	14.22	to	11.97
	12/31/2011	129,890,097	1.30	to	0.91	237,569,812	0.02	0.30	to	2.30	(11.12)	to	(12.85)
	12/31/2010	136,001,337	1.46	to	1.05	294,759,237	0.13	0.30	to	2.30	28.19	to	25.68
Fidelity® VIP Value Strategies Initial Class
	12/31/2014	46,549	1.45	to	1.42	104,026	1.15	0.30	to	1.00	6.48	to	5.73
	12/31/2013	45,742	1.36	to	1.35	84,623	1.04	0.30	to	1.00	30.10	to	29.20
	12/31/2012	43,606	1.05	to	1.04	45,983	0.65	0.30	to	1.00	26.90	to	26.02
	12/31/2011	36,577	0.82	to	0.89	30,557	2.82	0.30	to	0.80	(9.08)	to	(9.53)
	12/31/2010	6,354	0.91	to	0.98	6,276	0.48	0.30	to	0.80	26.25	to	25.63
Fidelity® VIP Value Strategies Service Class 2
	12/31/2014	63,993,977	1.92	to	1.30	144,232,335	0.84	0.30	to	2.30	6.19	to	4.12
	12/31/2013	67,754,937	1.80	to	1.25	134,957,220	0.73	0.30	to	2.30	29.79	to	27.26
	12/31/2012	60,326,082	1.39	to	0.98	91,138,385	0.39	0.30	to	2.30	26.68	to	24.19
	12/31/2011	55,618,305	1.10	to	0.79	68,878,781	0.72	0.30	to	2.30	(9.31)	to	(11.08)
	12/31/2010	57,374,842	1.21	to	0.89	80,440,192	0.30	0.30	to	2.30	25.96	to	23.50
Franklin Founding Funds Allocation Class 4 Shares
	12/31/2014	80,598,108	1.29	to	1.75	149,122,631	2.72	0.60	to	2.60	2.14	to	0.15
	12/31/2013	93,477,182	1.26	to	1.75	171,063,034	10.55	0.60	to	2.60	22.94	to	20.55
	12/31/2012	103,151,130	1.03	to	1.45	155,140,789	2.74	0.60	to	2.60	14.48	to	12.24
	12/31/2011	108,807,704	1.37	to	1.29	144,497,473	0.02	0.65	to	2.60	(2.30)	to	(4.16)
	12/31/2010	84,825,132	1.40	to	1.35	116,462,374	2.71	0.65	to	2.60	9.53	to	7.45
Franklin Income Class 2 Shares
	12/31/2014	95,658,242	1.34	to	1.22	125,848,593	4.99	1.00	to	2.30	3.58	to	2.26
	12/31/2013	108,189,372	1.29	to	1.19	138,042,260	6.43	1.00	to	2.30	12.81	to	11.38
	12/31/2012	127,426,124	1.15	to	1.07	144,705,853	6.59	1.00	to	2.30	11.53	to	10.11
	12/31/2011	120,709,625	1.03	to	0.97	123,072,633	5.78	1.00	to	2.30	1.37	to	0.09
	12/31/2010	76,624,611	1.01	to	0.97	77,307,310	6.34	1.00	to	2.30	11.56	to	10.14
Franklin Mutual Shares Class 2 Shares
	12/31/2014	21,834,462	1.23	to	1.12	26,638,380	2.00	1.00	to	2.30	6.06	to	4.71
	12/31/2013	24,724,453	1.16	to	1.07	28,581,308	2.06	1.00	to	2.30	26.99	to	25.38
	12/31/2012	28,932,267	0.92	to	0.85	26,468,882	1.98	1.00	to	2.30	13.11	to	11.66
	12/31/2011	38,304,347	0.81	to	0.76	31,137,148	2.45	1.00	to	2.30	(2.02)	to	(3.26)
	12/31/2010	30,899,151	0.83	to	0.79	25,669,873	1.65	1.00	to	2.30	10.09	to	8.70

51

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2014

4.	Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Franklin Templeton Foreign Class 2 Shares
	12/31/2014	49,701,555	$1.02	to	$0.93	$49,421,163	1.89%	1.00%	to	2.30%	(12.01)%	to	(13.13)%
	12/31/2013	57,209,468	1.16	to	1.07	64,992,850	2.37	1.00	to	2.30	21.75	to	20.21
	12/31/2012	69,413,713	0.95	to	0.89	65,078,952	3.01	1.00	to	2.30	17.06	to	15.56
	12/31/2011	78,062,738	0.82	to	0.77	62,785,119	1.71	1.00	to	2.30	(11.52)	to	(12.64)
	12/31/2010	63,961,353	0.92	to	0.88	58,247,360	1.81	1.00	to	2.30	7.33	to	5.97
GE Investments Total Return Class 3 Shares
	12/31/2014	41,034,372	11.22	to	1.26	59,012,874	1.54	0.65	to	2.65	4.40	to	2.36
	12/31/2013	40,799,489	1.16	to	1.23	53,548,298	1.36	0.65	to	2.65	13.90	to	11.68
	12/31/2012	38,454,844	1.02	to	1.10	43,652,748	1.48	0.65	to	2.65	11.52	to	9.34
	12/31/2011	32,550,877	1.05	to	1.01	33,478,476	1.93	0.70	to	2.65	(3.77)	to	(5.60)
	12/31/2010	16,982,415	1.09	to	1.07	18,323,461	2.62	0.70	to	2.65	8.61	to	6.54
Huntington VA Dividend Capture
	12/31/2014	2,178,735	1.41	to	1.32	3,069,679	4.32	1.30	to	2.30	8.75	to	7.68
	12/31/2013	3,214,274	1.30	to	1.22	4,166,880	3.17	1.30	to	2.30	18.42	to	17.27
	12/31/2012	2,751,811	1.10	to	1.04	3,013,918	4.83	1.30	to	2.30	10.03	to	8.95
	12/31/2011	1,553,141	1.00	to	0.96	1,546,148	4.85	1.30	to	2.30	5.70	to	4.67
	12/31/2010	627,981	0.94	to	0.91	590,932	5.56	1.30	to	2.30	13.65	to	12.54
Huntington VA International Equity
	12/31/2014	1,598,417	0.99	to	0.92	1,572,008	1.61	1.30	to	2.30	(7.88)	to	(8.79)
	12/31/2013	3,080,745	1.07	to	1.01	3,288,353	1.44	1.30	to	2.30	21.33	to	20.14
	12/31/2012	3,156,605	0.88	to	0.84	2,777,709	1.31	1.30	to	2.30	12.56	to	11.46
	12/31/2011	2,663,918	0.78	to	0.75	2,083,625	1.13	1.30	to	2.30	(12.69)	to	(13.54)
	12/31/2010	2,184,423	0.90	to	0.87	1,956,123	1.47	1.30	to	2.30	7.78	to	6.73
Huntington VA Situs
	12/31/2014	2,714,936	1.46	to	1.36	3,951,760	0.42	1.30	to	2.30	(3.32)	to	(4.27)
	12/31/2013	3,253,720	1.51	to	1.42	4,902,232	0.34	1.30	to	2.30	30.23	to	28.96
	12/31/2012	3,178,655	1.16	to	1.10	3,678,626	—	1.30	to	2.30	21.04	to	19.86
	12/31/2011	2,479,296	0.96	to	0.92	2,371,735	0.03	1.30	to	2.30	(2.18)	to	(3.13)
	12/31/2010	1,858,641	0.98	to	0.95	1,818,355	0.47	1.30	to	2.30	27.95	to	26.70
Invesco V.I. American Franchise Series II Shares
	12/31/2014	6,712,184	1.46	to	1.38	9,493,323	—	0.30	to	2.30	7.85	to	5.74
	12/31/2013	8,029,737	1.35	to	1.31	10,656,379	0.25	0.30	to	2.30	39.38	to	36.65
	12/31/2012(1)	8,709,208	0.97	to	0.96	8,390,522	—	0.30	to	2.30	—	to	—
Invesco V.I. Value Opportunities Series II Shares
	12/31/2014	20,414,876	1.41	to	1.04	27,970,466	1.15	0.30	to	2.30	6.07	to	3.99
	12/31/2013	22,673,790	1.33	to	1.00	29,639,814	1.19	0.30	to	2.30	32.87	to	30.28
	12/31/2012	25,663,471	1.00	to	0.76	25,580,729	1.18	0.30	to	2.30	17.30	to	15.00
	12/31/2011	32,743,310	0.85	to	0.67	28,089,410	0.61	0.30	to	2.30	(3.68)	to	(5.56)
	12/31/2010	36,080,737	0.89	to	0.70	32,492,753	0.35	0.30	to	2.30	6.63	to	4.54
Janus Aspen - Enterprise Service Shares
	12/31/2014	14,698,057	2.43	to	1.60	24,097,729	0.03	0.30	to	2.30	11.91	to	9.72
	12/31/2013	16,708,779	2.18	to	1.46	24,789,340	0.37	0.30	to	2.30	31.64	to	29.07
	12/31/2012	19,107,051	1.65	to	1.13	21,633,510	—	0.30	to	2.30	16.64	to	14.34
	12/31/2011	25,293,554	1.42	to	0.99	24,977,200	—	0.30	to	2.30	(1.95)	to	(3.86)
	12/31/2010	29,438,949	1.44	to	1.03	28,610,430	—	0.30	to	2.30	25.14	to	22.70
Janus Aspen - Global Research Service Shares
	12/31/2014	37,018,168	1.61	to	1.06	41,374,871	0.96	0.30	to	2.30	6.86	to	4.77
	12/31/2013	41,929,396	1.51	to	1.01	44,449,345	1.08	0.30	to	2.30	27.69	to	25.20
	12/31/2012	49,711,489	1.18	to	0.81	41,538,639	0.74	0.30	to	2.30	19.50	to	17.15
	12/31/2011	66,676,893	0.99	to	0.69	46,700,055	0.47	0.30	to	2.30	(14.24)	to	(15.92)
	12/31/2010	72,704,891	1.15	to	0.82	59,016,978	0.49	0.30	to	2.30	15.17	to	12.92

52

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2014

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Janus Aspen - Perkins Mid Cap Value Service Shares
	12/31/2014		1,766,515	$2.16	to	$2.01	$3,689,741	3.33%	1.25%	to	1.75%	7.10%	to	6.57%
	12/31/2013		1,956,635	2.02	to	1.89	3,820,732	1.10	1.25	to	1.75	24.26	to	23.65
	12/31/2012		2,218,259	1.62	to	1.52	3,500,990	0.82	1.25	to	1.75	9.42	to	8.88
	12/31/2011		2,525,896	1.48	to	1.40	3,649,131	0.57	1.25	to	1.75	(4.18)	to	(4.65)
	12/31/2010		2,846,145	1.55	to	1.47	4,291,973	0.50	1.25	to	1.75	13.94	to	13.38
MFS® New Discovery Service Class
	12/31/2014		30,112,422	2.15	to	1.57	59,862,477	—	0.30	to	2.30	(7.77)	to	(9.58)
	12/31/2013		36,964,451	2.33	to	1.74	80,534,952	—	0.30	to	2.30	40.80	to	38.05
	12/31/2012		43,982,546	1.66	to	1.26	68,911,525	—	0.30	to	2.30	20.54	to	18.17
	12/31/2011		49,811,965	1.37	to	1.06	65,855,068	—	0.30	to	2.30	(10.76)	to	(12.50)
	12/31/2010		40,145,147	1.54	to	1.22	60,684,517	—	0.30	to	2.30	35.53	to	32.89
MFS® Total Return Service Class
	12/31/2014		44,471,420	1.64	to	1.25	73,196,447	1.69	0.30	to	2.30	7.91	to	5.80
	12/31/2013		51,491,986	1.52	to	1.18	79,265,752	1.63	0.30	to	2.30	18.38	to	16.07
	12/31/2012		57,925,364	1.28	to	1.01	76,287,748	2.47	0.30	to	2.30	10.60	to	8.43
	12/31/2011		72,191,059	1.16	to	0.94	87,205,024	2.40	0.30	to	2.30	1.28	to	(0.69)
	12/31/2010		68,562,990	1.15	to	0.94	83,680,759	2.58	0.30	to	2.30	9.30	to	7.17
NVIT Developing Markets Class II Shares
	12/31/2014		32,410	0.89	to	0.65	25,010	0.82	0.30	to	0.80	(6.13)	to	(6.59)
	12/31/2013		32,768	0.95	to	0.70	26,996	0.84	0.30	to	0.80	(0.27)	to	(0.76)
	12/31/2012		75,343	0.95	to	0.70	60,334	0.09	0.30	to	0.80	16.43	to	15.85
	12/31/2011		109,143	0.81	to	0.61	74,589	0.27	0.30	to	0.80	(22.64)	to	(23.02)
	12/31/2010		73,742	1.05	to	0.79	58,468	—	0.30	to	0.80	15.79	to	15.22
TA Aegon High Yield Bond Initial Class
	12/31/2014		51,869,537	1.85	to	1.94	102,904,592	5.51	0.30	to	2.05	3.67	to	1.89
	12/31/2013		59,560,153	1.78	to	1.90	114,989,061	5.61	0.30	to	2.05	6.28	to	4.46
	12/31/2012		67,109,725	1.68	to	1.82	123,537,535	6.03	0.30	to	2.05	17.02	to	15.00
	12/31/2011		65,528,250	1.43	to	1.58	105,097,063	6.96	0.30	to	2.05	4.46	to	2.67
	12/31/2010		70,023,753	1.37	to	1.54	110,229,800	14.17	0.30	to	2.05	12.10	to	10.18
TA Aegon High Yield Bond Service Class
	12/31/2014		51,566,530	10.31	to	1.42	132,109,914	5.60	0.90	to	2.30	2.68	to	1.28
	12/31/2013		62,948,842	1.62	to	1.40	147,133,548	5.62	1.00	to	2.30	5.28	to	3.94
	12/31/2012		57,767,619	1.54	to	1.35	93,495,432	5.81	1.00	to	2.30	15.93	to	14.45
	12/31/2011		36,869,332	1.33	to	1.18	51,392,294	7.34	1.00	to	2.30	3.50	to	2.19
	12/31/2010		24,023,693	1.28	to	1.15	32,543,454	14.60	1.00	to	2.30	11.06	to	9.65
TA Aegon Money Market Initial Class
	12/31/2014		100,630,309	1.11	to	0.92	115,039,216	0.01	0.30	to	2.05	(0.30)	to	(2.00)
	12/31/2013		115,626,119	1.11	to	0.94	134,398,735	0.01	0.30	to	2.05	(0.29)	to	(2.00)
	12/31/2012		124,755,704	1.12	to	0.96	147,358,506	0.01	0.30	to	2.05	(0.30)	to	(2.01)
	12/31/2011		155,860,913	1.12	to	0.98	185,623,429	0.01	0.30	to	2.05	(0.29)	to	(2.00)
	12/31/2010		167,220,404	1.12	to	1.00	202,192,275	0.01	0.30	to	2.05	(0.29)	to	(2.00)
TA Aegon Money Market Service Class
	12/31/2014		234,252,333	9.93	to	0.86	345,246,865	0.01	0.45	to	2.45	(0.44)	to	(2.39)
	12/31/2013		233,587,476	0.99	to	0.88	313,266,679	0.01	0.45	to	2.45	(0.44)	to	(2.39)
	12/31/2012		280,994,935	0.99	to	0.90	281,054,359	0.01	0.45	to	2.45	(0.44)	to	(2.40)
	12/31/2011		277,543,169	1.03	to	0.93	281,464,517	0.01	0.50	to	2.45	(0.49)	to	(2.38)
	12/31/2010		186,710,748	1.03	to	0.95	192,276,961	0.01	0.50	to	2.45	(0.49)	to	(2.39)
TA Aegon Tactical Vanguard ETF - Balanced Service Class
	12/31/2014		581,745,788	10.83	to	1.11	1,586,689,643	0.67	0.45	to	2.50	3.15	to	1.29
	12/31/2013		532,328,826	1.16	to	1.10	928,089,349	0.59	0.45	to	2.30	10.62	to	8.62
	12/31/2012		282,438,251	1.04	to	1.01	290,136,478	0.17	0.45	to	2.30	7.81	to	5.85
	12/31/2011	(1)	30,379,395	0.97	to	0.96	29,201,463	—	0.45	to	2.30	—	to	—

53

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2014

4.	Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Aegon Tactical Vanguard ETF - Conservative Service Class
	12/31/2014	245,264,820	$10.57	to	$1.11	$413,140,719	1.06%	0.45%	to	2.45%	3.14%	to	1.13%
	12/31/2013	257,252,633	1.12	to	1.09	339,176,868	1.15	0.45	to	2.45	6.59	to	4.51
	12/31/2012	224,069,875	1.05	to	1.05	231,402,059	0.41	0.45	to	2.45	6.30	to	4.21
	12/31/2011(1)	105,577,482	0.99	to	1.00	103,548,396	—	0.45	to	2.45	—	to	—
TA Aegon Tactical Vanguard ETF - Growth Service Class
	12/31/2014	328,199,796	11.14	to	1.14	650,876,591	0.77	0.45	to	2.30	2.76	to	0.90
	12/31/2013	305,459,347	1.23	to	1.13	450,516,479	0.93	0.45	to	2.30	15.99	to	13.89
	12/31/2012	179,927,432	1.02	to	0.99	181,159,665	0.70	0.45	to	2.30	10.46	to	8.45
	12/31/2011(1)	93,827,187	0.93	to	0.92	86,332,383	—	0.45	to	2.30	—	to	—
TA Aegon U.S. Government Securities Initial Class
	12/31/2014	53,809,524	1.45	to	1.32	87,871,181	3.98	0.30	to	2.05	4.34	to	2.55
	12/31/2013	56,147,152	1.39	to	1.28	88,308,492	2.18	0.30	to	2.05	(2.53)	to	(4.20)
	12/31/2012	75,180,321	1.42	to	1.34	122,675,859	1.66	0.30	to	2.05	4.83	to	3.02
	12/31/2011	81,061,130	1.36	to	1.30	128,262,863	2.63	0.30	to	2.05	7.29	to	5.45
	12/31/2010	96,297,045	1.27	to	1.23	144,027,690	3.08	0.30	to	2.05	4.09	to	2.31
TA Aegon U.S. Government Securities Service Class
	12/31/2014	117,104,047	1.28	to	1.10	211,171,453	3.42	0.30	to	2.45	4.11	to	1.92
	12/31/2013	146,722,112	1.23	to	1.08	221,420,439	1.78	0.30	to	2.45	(2.78)	to	(4.82)
	12/31/2012	341,204,505	1.26	to	1.14	434,585,330	1.52	0.30	to	2.45	4.55	to	2.34
	12/31/2011	310,328,309	1.21	to	1.11	382,863,367	2.45	0.30	to	2.45	6.96	to	4.73
	12/31/2010	197,806,737	1.13	to	1.06	230,422,126	3.27	0.30	to	2.45	3.91	to	1.73
TA AllianceBernstein Dynamic Allocation Initial Class
	12/31/2014	18,258,426	1.45	to	1.53	29,143,207	1.00	0.30	to	2.05	5.24	to	3.44
	12/31/2013	17,270,135	1.38	to	1.48	26,503,255	1.16	0.30	to	2.05	6.86	to	5.03
	12/31/2012	18,419,818	1.29	to	1.41	26,950,888	0.83	0.30	to	2.05	5.82	to	4.00
	12/31/2011	20,466,660	1.22	to	1.35	28,804,809	0.77	0.30	to	2.05	1.51	to	(0.23)
	12/31/2010	23,923,280	1.20	to	1.35	33,642,731	5.42	0.30	to	2.05	8.96	to	7.09
TA AllianceBernstein Dynamic Allocation Service Class
	12/31/2014	214,985,976	1.26	to	1.15	339,267,725	0.80	0.30	to	2.45	5.04	to	2.84
	12/31/2013	232,172,788	1.20	to	1.12	321,999,069	0.99	0.30	to	2.45	6.57	to	4.33
	12/31/2012	237,111,221	1.13	to	1.07	289,207,913	0.77	0.30	to	2.45	5.48	to	3.25
	12/31/2011	177,642,562	1.07	to	1.04	207,614,973	0.92	0.30	to	2.45	1.36	to	(0.76)
	12/31/2010	27,559,968	1.05	to	1.05	32,823,668	4.02	0.30	to	2.45	5.40	to	4.56
TA Asset Allocation - Conservative Initial Class
	12/31/2014	149,407,114	1.53	to	1.53	239,339,037	2.63	0.30	to	2.05	1.88	to	0.14
	12/31/2013	182,063,673	1.50	to	1.53	289,462,189	3.08	0.30	to	2.05	9.04	to	7.17
	12/31/2012	220,471,598	1.38	to	1.43	325,902,062	3.06	0.30	to	2.05	7.14	to	5.29
	12/31/2011	260,863,926	1.28	to	1.36	364,946,385	2.84	0.30	to	2.05	2.35	to	0.60
	12/31/2010	259,032,463	1.26	to	1.35	362,766,206	3.25	0.30	to	2.05	8.61	to	6.74
TA Asset Allocation - Conservative Service Class
	12/31/2014	626,987,083	10.70	to	1.13	1,091,927,020	2.46	0.45	to	2.45	1.49	to	(0.49)
	12/31/2013	715,012,210	1.13	to	1.14	1,111,348,299	2.92	0.45	to	2.45	8.60	to	6.48
	12/31/2012	810,487,619	1.04	to	1.07	1,109,383,355	3.02	0.45	to	2.45	6.71	to	4.62
	12/31/2011	721,567,816	1.09	to	1.02	937,609,315	2.60	0.50	to	2.45	1.85	to	(0.09)
	12/31/2010	619,790,878	1.07	to	1.02	802,114,100	3.24	0.50	to	2.45	8.17	to	6.11
TA Asset Allocation - Growth Initial Class
	12/31/2014	208,960,284	1.58	to	1.64	361,493,975	2.34	0.30	to	2.05	2.42	to	0.67
	12/31/2013	226,469,806	1.55	to	1.63	387,054,260	1.22	0.30	to	2.05	26.43	to	24.26
	12/31/2012	222,217,868	1.22	to	1.31	304,794,406	1.29	0.30	to	2.05	12.26	to	10.32
	12/31/2011	258,970,150	1.09	to	1.19	321,192,229	1.16	0.30	to	2.05	(5.70)	to	(7.31)
	12/31/2010	289,272,258	1.15	to	1.28	385,782,237	1.06	0.30	to	2.05	14.61	to	12.64

54

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2014

4.	Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Asset Allocation - Growth Service Class
	12/31/2014	104,915,264	$11.83	to	$1.07	$203,683,787	2.23%	0.45%	to	2.30%	1.98%	to	0.13%
	12/31/2013	112,093,073	1.32	to	1.07	186,689,604	1.03	0.45	to	2.30	25.82	to	23.55
	12/31/2012	111,253,373	0.97	to	0.87	142,775,685	1.11	0.45	to	2.30	12.00	to	10.00
	12/31/2011	98,200,377	0.83	to	0.79	117,111,675	0.99	0.50	to	2.30	(6.00)	to	(8.00)
	12/31/2010	87,393,368	0.88	to	0.86	118,939,114	0.87	0.50	to	2.30	14.00	to	12.00
TA Asset Allocation - Moderate Initial Class
	12/31/2014	330,908,687	1.60	to	1.62	558,320,285	2.22	0.30	to	2.05	2.46	to	0.70
	12/31/2013	367,006,552	1.56	to	1.61	611,618,677	2.45	0.30	to	2.05	13.16	to	11.22
	12/31/2012	406,276,343	1.38	to	1.44	605,408,440	2.62	0.30	to	2.05	9.11	to	7.23
	12/31/2011	447,003,951	1.26	to	1.35	622,925,669	2.28	0.30	to	2.05	0.29	to	(1.43)
	12/31/2010	494,244,348	1.26	to	1.37	701,615,892	3.02	0.30	to	2.05	10.05	to	8.16
TA Asset Allocation - Moderate Service Class
	12/31/2014	2,294,467,597	10.98	to	1.16	5,316,426,982	2.16	0.45	to	2.45	2.15	to	0.16
	12/31/2013	2,350,061,942	1.18	to	1.16	4,173,835,738	2.36	0.45	to	2.45	12.73	to	10.53
	12/31/2012	2,144,313,750	1.03	to	1.05	3,002,243,579	2.56	0.45	to	2.45	8.62	to	6.49
	12/31/2011	1,773,556,681	1.03	to	0.99	2,316,320,365	2.23	0.50	to	2.45	(0.21)	to	(2.10)
	12/31/2010	1,283,528,525	1.04	to	1.01	1,700,965,120	2.90	0.50	to	2.45	9.59	to	7.50
TA Asset Allocation - Moderate Growth Initial Class
	12/31/2014	379,652,087	1.60	to	1.65	658,335,948	2.68	0.30	to	2.05	2.27	to	0.51
	12/31/2013	414,888,563	1.56	to	1.64	710,476,313	2.28	0.30	to	2.05	19.03	to	16.99
	12/31/2012	451,770,419	1.31	to	1.40	658,658,023	2.45	0.30	to	2.05	10.31	to	8.41
	12/31/2011	497,580,622	1.19	to	1.29	668,843,489	1.99	0.30	to	2.05	(2.30)	to	(3.98)
	12/31/2010	566,000,745	1.22	to	1.35	791,441,682	2.14	0.30	to	2.05	12.39	to	10.46
TA Asset Allocation - Moderate Growth Service Class
	12/31/2014	1,876,616,300	11.36	to	1.17	3,454,997,510	2.50	0.45	to	2.45	1.99	to	(0.00)
	12/31/2013	2,079,647,029	1.24	to	1.17	3,503,337,599	2.11	0.45	to	2.45	18.51	to	16.20
	12/31/2012	2,125,509,526	1.00	to	1.00	2,923,286,005	2.26	0.45	to	2.45	9.88	to	7.72
	12/31/2011	2,167,034,093	0.94	to	0.93	2,740,377,016	1.86	0.50	to	2.45	(2.76)	to	(4.61)
	12/31/2010	2,217,490,362	0.96	to	0.98	2,912,788,469	2.06	0.50	to	2.45	11.85	to	9.72
TA Barrow Hanley Dividend Focused Initial Class
	12/31/2014	218,849,432	1.69	to	1.92	461,315,863	1.33	0.30	to	2.05	11.83	to	9.92
	12/31/2013	238,118,309	1.51	to	1.75	453,761,343	2.30	0.30	to	2.05	29.85	to	27.63
	12/31/2012	262,265,811	1.17	to	1.37	390,319,419	1.79	0.30	to	2.05	11.39	to	9.47
	12/31/2011	294,213,981	1.05	to	1.25	400,217,451	1.74	0.30	to	2.05	2.43	to	0.68
	12/31/2010	327,116,864	1.02	to	1.24	445,223,519	0.86	0.30	to	2.05	10.11	to	8.23
TA Barrow Hanley Dividend Focused Service Class
	12/31/2014	71,214,054	12.92	to	1.19	153,661,743	1.21	0.90	to	2.30	10.93	to	9.42
	12/31/2013	70,626,332	1.30	to	1.09	121,748,244	2.16	1.00	to	2.30	28.64	to	27.01
	12/31/2012	66,923,145	1.01	to	0.86	84,450,060	1.67	1.00	to	2.30	10.36	to	8.95
	12/31/2011	53,393,879	0.91	to	0.78	62,268,792	1.61	1.00	to	2.30	1.44	to	0.16
	12/31/2010	42,255,821	0.90	to	0.78	50,161,576	0.75	1.00	to	2.30	9.06	to	7.68
TA BlackRock Global Allocation Service Class
	12/31/2014	759,341,068	10.91	to	1.44	1,227,043,635	1.75	0.45	to	2.30	1.29	to	(0.63)
	12/31/2013	821,637,564	1.18	to	1.45	1,266,112,947	1.12	0.45	to	2.40	13.92	to	11.75
	12/31/2012	846,867,037	0.98	to	1.29	1,129,271,147	2.33	0.55	to	2.40	9.37	to	7.39
	12/31/2011	826,472,101	1.26	to	1.21	1,017,761,806	0.69	0.60	to	2.40	(4.40)	to	(6.08)
	12/31/2010	489,373,768	1.32	to	1.28	636,299,498	0.49	0.60	to	2.40	9.12	to	7.20
TA BlackRock Global Allocation Managed Risk - Balanced Service Class
	12/31/2014(1)	964,927	9.93	to	9.89	9,560,920	—	0.45	to	2.45	—	to	—
TA BlackRock Global Allocation Managed Risk - Growth Service Class
	12/31/2014(1)	1,085,461	9.89	to	9.85	10,712,850	—	0.45	to	2.45	—	to	—

55

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2014

4.	Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA BlackRock Tactical Allocation Service Class
	12/31/2014	644,924,677	$11.13	to	$1.34	$1,394,587,714	1.32%	0.45%	to	2.30%	4.60%	to	2.71%
	12/31/2013	595,858,562	1.18	to	1.31	1,085,728,107	1.34	0.45	to	2.30	11.84	to	9.82
	12/31/2012	497,898,301	1.05	to	1.19	722,967,466	1.47	0.45	to	2.30	9.52	to	7.53
	12/31/2011	281,740,135	1.39	to	1.11	375,318,589	1.18	0.50	to	2.30	3.23	to	1.42
	12/31/2010	140,229,622	1.34	to	1.09	182,027,088	0.42	0.50	to	2.30	10.69	to	8.74
TA Clarion Global Real Estate Securities Initial Class
	12/31/2014	24,884,480	1.65	to	2.44	61,698,855	1.53	0.30	to	2.05	13.22	to	11.28
	12/31/2013	25,898,917	1.46	to	2.19	57,062,615	5.48	0.30	to	2.05	3.59	to	1.81
	12/31/2012	26,594,009	1.41	to	2.16	57,605,091	3.51	0.30	to	2.05	24.88	to	22.72
	12/31/2011	28,191,428	1.13	to	1.76	50,372,213	6.91	0.30	to	2.05	(6.02)	to	(7.63)
	12/31/2010	28,710,409	1.20	to	1.90	56,635,878	6.29	0.30	to	2.05	15.32	to	13.35
TA Clarion Global Real Estate Securities Service Class
	12/31/2014	49,196,924	10.34	to	1.03	92,625,420	1.31	0.90	to	2.30	12.28	to	10.75
	12/31/2013	42,999,885	1.12	to	0.93	67,513,394	5.20	1.00	to	2.30	2.68	to	1.37
	12/31/2012	39,824,782	1.09	to	0.92	56,463,326	3.39	1.00	to	2.30	23.73	to	22.15
	12/31/2011	29,309,684	0.88	to	0.75	34,066,010	7.36	1.00	to	2.30	(6.94)	to	(8.12)
	12/31/2010	15,412,558	0.95	to	0.82	20,220,639	6.34	1.00	to	2.30	14.16	to	12.71
TA International Moderate Growth Initial Class
	12/31/2014	68,194	1.19	to	1.17	79,791	2.28	0.30	to	0.45	(0.77)	to	(0.92)
	12/31/2013	68,883	1.19	to	1.18	81,344	2.06	0.30	to	0.45	12.38	to	12.21
	12/31/2012	69,730	1.06	to	1.05	73,383	3.07	0.30	to	0.45	12.47	to	12.30
	12/31/2011	67,558	0.95	to	0.94	63,312	1.88	0.30	to	0.45	(7.65)	to	(7.79)
	12/31/2010	84,742	1.02	to	1.02	86,238	2.46	0.30	to	0.45	10.17	to	10.01
TA International Moderate Growth Service Class
	12/31/2014	425,154,870	10.50	to	0.98	560,090,151	2.11	0.45	to	2.45	(1.23)	to	(3.16)
	12/31/2013	462,667,833	1.19	to	1.01	540,097,455	1.89	0.45	to	2.45	11.96	to	9.77
	12/31/2012	435,812,829	0.96	to	0.92	421,817,595	2.76	0.45	to	2.45	11.98	to	9.78
	12/31/2011	437,391,796	0.84	to	0.84	381,977,447	1.91	0.50	to	2.45	(7.99)	to	(9.74)
	12/31/2010	429,105,200	0.91	to	0.93	410,949,166	2.54	0.50	to	2.45	9.69	to	7.61
TA Janus Balanced Service Class
	12/31/2014	155,749,876	11.86	to	1.17	351,230,964	0.65	0.45	to	2.30	7.35	to	5.41
	12/31/2013	134,857,638	1.26	to	1.11	202,083,341	0.79	0.45	to	2.30	18.49	to	16.34
	12/31/2012	79,178,162	0.91	to	0.95	77,245,177	—	0.45	to	2.30	11.99	to	9.96
	12/31/2011	48,218,319	0.90	to	0.87	42,441,908	0.16	0.50	to	2.30	(11.25)	to	(12.81)
	12/31/2010	29,579,411	1.01	to	0.99	29,624,342	0.16	0.50	to	2.30	2.59	to	0.78
TA Jennison Growth Initial Class
	12/31/2014	135,122,880	2.05	to	1.86	218,374,436	—	0.30	to	2.05	9.63	to	7.75
	12/31/2013	144,329,746	1.87	to	1.72	215,213,377	0.26	0.30	to	2.05	37.29	to	34.94
	12/31/2012	157,817,221	1.36	to	1.28	173,130,001	0.07	0.30	to	2.05	15.42	to	13.43
	12/31/2011	176,286,564	1.18	to	1.13	169,615,273	0.12	0.30	to	2.05	(0.93)	to	(2.62)
	12/31/2010	202,486,539	1.19	to	1.16	198,652,614	0.05	0.30	to	2.05	11.93	to	10.01
TA Jennison Growth Service Class
	12/31/2014	26,708,592	13.72	to	1.54	67,454,449	—	0.90	to	2.30	8.81	to	7.32
	12/31/2013	27,380,560	1.80	to	1.44	54,998,264	0.07	1.00	to	2.30	35.94	to	34.21
	12/31/2012	27,585,024	1.33	to	1.07	37,902,871	—	1.00	to	2.30	14.26	to	12.80
	12/31/2011	22,078,033	1.16	to	0.95	26,802,961	—	1.00	to	2.30	(1.75)	to	(3.00)
	12/31/2010	19,997,975	1.18	to	0.98	25,274,233	0.03	1.00	to	2.30	10.87	to	9.46
TA JPMorgan Core Bond Service Class
	12/31/2014	83,188,018	10.12	to	1.05	139,476,584	1.77	0.45	to	2.30	4.63	to	2.74
	12/31/2013	73,167,181	1.07	to	1.02	90,622,618	2.78	0.45	to	2.30	(2.57)	to	(4.33)
	12/31/2012	72,763,993	1.10	to	1.06	78,449,061	2.67	0.45	to	2.30	4.28	to	2.39
	12/31/2011(1)	35,157,128	1.05	to	1.04	36,702,886	2.29	0.45	to	2.30	—	to	—

56

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2014

4.	Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA JPMorgan Enhanced Index Initial Class
	12/31/2014	56,840,615	$1.97	to	$1.85	$117,249,774	0.81%	0.30%	to	2.05%	13.84%	to	11.89%
	12/31/2013	55,031,777	1.73	to	1.66	100,660,653	0.67	0.30	to	2.05	32.12	to	29.86
	12/31/2012	52,526,919	1.31	to	1.28	74,350,888	1.13	0.30	to	2.05	16.00	to	14.00
	12/31/2011	53,172,954	1.13	to	1.12	65,862,732	1.12	0.30	to	2.05	0.44	to	(1.28)
	12/31/2010	76,703,045	1.12	to	1.13	93,030,219	1.33	0.30	to	2.05	14.83	to	12.86
TA JPMorgan Enhanced Index Service Class
	12/31/2014	13,180,874	13.32	to	1.39	36,235,761	0.66	0.90	to	2.30	12.95	to	11.41
	12/31/2013	9,913,185	1.56	to	1.25	20,941,794	0.52	1.00	to	2.30	30.83	to	29.16
	12/31/2012	5,368,914	1.19	to	0.97	7,225,436	0.99	1.00	to	2.30	14.94	to	13.47
	12/31/2011	3,275,891	1.04	to	0.85	3,841,608	1.02	1.00	to	2.30	(0.52)	to	(1.78)
	12/31/2010	3,234,212	1.04	to	0.87	3,954,312	1.26	1.00	to	2.30	13.72	to	12.27
TA JPMorgan Mid Cap Value Service Class
	12/31/2014	51,842,761	13.41	to	2.09	151,741,957	0.60	0.45	to	2.30	14.47	to	12.40
	12/31/2013	44,759,206	1.49	to	1.85	92,720,076	0.40	0.45	to	2.30	30.88	to	28.51
	12/31/2012	31,803,797	1.11	to	1.44	46,730,625	0.65	0.45	to	2.30	19.69	to	17.52
	12/31/2011	21,734,863	1.28	to	1.23	27,000,415	1.22	0.50	to	2.30	1.22	to	(0.55)
	12/31/2010	9,453,315	1.26	to	1.24	11,770,674	2.66	0.50	to	2.30	22.21	to	20.06
TA JPMorgan Tactical Allocation Service Class
	12/31/2014	374,130,018	10.74	to	1.11	825,197,475	0.95	0.45	to	2.30	5.81	to	3.89
	12/31/2013	375,443,522	1.12	to	1.07	546,988,848	1.04	0.45	to	2.30	4.82	to	2.92
	12/31/2012	283,194,118	1.07	to	1.04	298,886,788	0.62	0.45	to	2.30	6.98	to	5.04
	12/31/2011(1)	86,087,627	1.00	to	0.99	85,731,784	1.02	0.45	to	2.30	—	to	—
TA Legg Mason Dynamic Allocation - Balanced Service Class
	12/31/2014	249,433,962	11.19	to	1.15	738,870,798	0.66	0.45	to	2.05	8.00	to	6.30
	12/31/2013	197,557,983	1.11	to	1.08	365,842,243	0.23	0.45	to	2.05	8.88	to	7.18
	12/31/2012(1)	68,365,547	1.02	to	1.01	69,030,904	—	0.45	to	2.05	—	to	—
TA Legg Mason Dynamic Allocation - Growth Service Class
	12/31/2014	99,859,668	11.62	to	1.20	297,102,967	0.57	0.45	to	2.05	7.69	to	6.00
	12/31/2013	76,448,745	1.16	to	1.13	144,223,614	0.21	0.45	to	2.05	15.09	to	13.29
	12/31/2012(1)	20,091,884	1.01	to	1.00	20,178,001	—	0.45	to	2.05	—	to	—
TA Madison Balanced Allocation Service Class
	12/31/2014	44,591,131	11.08	to	1.18	94,800,820	0.69	1.15	to	1.90	4.53	to	3.75
	12/31/2013	42,293,805	1.15	to	1.14	64,564,165	1.09	1.30	to	1.90	11.90	to	11.24
	12/31/2012	28,210,824	1.03	to	1.02	29,065,560	0.59	1.30	to	1.90	6.91	to	6.27
	12/31/2011(1)	11,248,987	0.96	to	0.96	10,848,339	—	1.30	to	1.90	—	to	—
TA Madison Conservative Allocation Service Class
	12/31/2014	41,143,456	10.52	to	1.11	74,746,336	1.32	1.15	to	1.90	3.56	to	2.78
	12/31/2013	44,440,435	1.09	to	1.08	64,098,730	1.26	1.30	to	1.90	5.49	to	4.87
	12/31/2012	34,267,174	1.04	to	1.03	35,499,752	0.47	1.30	to	1.90	4.96	to	4.34
	12/31/2011(1)	8,130,720	0.99	to	0.98	8,033,761	—	1.30	to	1.90	—	to	—
TA Madison Diversified Income Service Class
	12/31/2014	59,704,752	10.71	to	1.16	105,588,057	0.70	1.15	to	1.90	4.60	to	3.82
	12/31/2013	60,053,544	1.14	to	1.12	86,025,931	0.36	1.30	to	1.90	7.82	to	7.18
	12/31/2012	44,043,920	1.06	to	1.05	46,510,212	0.09	1.30	to	1.90	4.30	to	3.68
	12/31/2011(1)	12,398,391	1.01	to	1.01	12,558,916	—	1.30	to	1.90	—	to	—
TA Market Participation Strategy Service Class
	12/31/2014	111,054,031	11.78	to	1.17	418,144,147	—	0.45	to	2.05	7.56	to	5.87
	12/31/2013	82,457,456	1.13	to	1.11	172,219,479	—	0.45	to	2.05	13.78	to	12.00
	12/31/2012(1)	16,734,167	0.99	to	0.99	16,565,111	—	0.45	to	2.05	—	to	—

57

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2014

4.	Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA MFS International Equity Initial Class
	12/31/2014	56,412,797	$1.61	to	$1.57	$79,559,722	0.95%	0.30%	to	2.05%	(5.46)%	to	(7.08)%
	12/31/2013	59,179,818	1.71	to	1.68	88,662,107	1.17	0.30	to	2.05	17.74	to	15.72
	12/31/2012	56,849,479	1.45	to	1.46	72,937,715	1.65	0.30	to	2.05	21.79	to	19.69
	12/31/2011	62,505,707	1.19	to	1.22	66,814,317	1.26	0.30	to	2.05	(10.33)	to	(11.86)
	12/31/2010	63,848,704	1.33	to	1.38	78,239,093	1.38	0.30	to	2.05	10.16	to	8.28
TA MFS International Equity Service Class
	12/31/2014	29,976,630	10.44	to	1.01	62,827,783	0.83	0.90	to	2.30	(6.26)	to	(7.54)
	12/31/2013	29,425,992	1.37	to	1.10	52,282,886	1.08	1.00	to	2.30	16.60	to	15.12
	12/31/2012	21,745,871	1.17	to	0.95	29,441,850	1.52	1.00	to	2.30	20.66	to	19.12
	12/31/2011	13,582,644	0.97	to	0.80	15,620,390	1.07	1.00	to	2.30	(11.10)	to	(12.23)
	12/31/2010	10,099,329	1.09	to	0.91	13,440,788	1.28	1.00	to	2.30	9.21	to	7.83
TA Morgan Stanley Capital Growth Initial Class
	12/31/2014	59,235,134	2.09	to	1.96	118,184,347	—	0.30	to	2.05	5.69	to	3.87
	12/31/2013	63,858,118	1.98	to	1.88	122,190,639	0.68	0.30	to	2.05	47.81	to	45.27
	12/31/2012	70,786,565	1.34	to	1.30	92,810,047	—	0.30	to	2.05	15.20	to	13.22
	12/31/2011	77,971,842	1.16	to	1.14	90,371,837	—	0.30	to	2.05	(6.09)	to	(7.70)
	12/31/2010	82,988,845	1.24	to	1.24	105,966,231	0.86	0.30	to	2.05	27.06	to	24.88
TA Morgan Stanley Capital Growth Service Class
	12/31/2014	12,651,656	14.34	to	1.48	34,839,910	—	0.90	to	2.30	4.84	to	3.41
	12/31/2013	14,630,108	1.74	to	1.43	30,532,381	0.52	1.00	to	2.30	46.42	to	44.56
	12/31/2012	10,678,156	1.19	to	0.99	14,654,467	—	1.00	to	2.30	14.06	to	12.60
	12/31/2011	7,435,251	1.04	to	0.88	8,922,211	—	1.00	to	2.30	(6.92)	to	(8.10)
	12/31/2010	3,484,576	1.12	to	0.96	4,577,380	0.65	1.00	to	2.30	25.83	to	24.23
TA Morgan Stanley Mid-Cap Growth Initial Class
	12/31/2014	66,529,721	2.20	to	1.84	99,193,842	—	0.30	to	2.05	(0.28)	to	(1.99)
	12/31/2013	71,916,354	2.21	to	1.87	108,803,629	0.81	0.30	to	2.05	38.72	to	36.35
	12/31/2012	80,353,211	1.59	to	1.37	88,377,560	—	0.30	to	2.05	8.75	to	6.88
	12/31/2011	90,223,005	1.47	to	1.29	93,453,422	0.27	0.30	to	2.05	(6.99)	to	(8.58)
	12/31/2010	45,826,692	1.58	to	1.41	52,676,319	0.12	0.30	to	2.05	33.50	to	31.21
TA Morgan Stanley Mid-Cap Growth Service Class
	12/31/2014	28,962,016	12.21	to	1.49	69,299,132	—	0.90	to	2.30	(1.15)	to	(2.50)
	12/31/2013	30,804,833	2.05	to	1.53	66,970,148	0.59	1.00	to	2.30	37.45	to	35.71
	12/31/2012	29,136,983	1.49	to	1.12	43,649,147	—	1.00	to	2.30	7.69	to	6.32
	12/31/2011	29,768,739	1.39	to	1.06	41,172,684	0.23	1.00	to	2.30	(7.84)	to	(9.01)
	12/31/2010	10,059,817	1.50	to	1.16	15,765,432	0.02	1.00	to	2.30	32.26	to	30.58
TA Multi-Managed Balanced Initial Class
	12/31/2014	34,836,857	2.01	to	2.02	73,575,633	1.41	0.30	to	2.05	10.48	to	8.58
	12/31/2013	31,688,745	1.82	to	1.86	60,860,817	1.66	0.30	to	2.05	17.74	to	15.72
	12/31/2012	26,984,504	1.55	to	1.61	44,551,745	1.67	0.30	to	2.05	12.23	to	10.30
	12/31/2011	21,818,875	1.38	to	1.46	32,774,365	2.42	0.30	to	2.05	3.73	to	1.95
	12/31/2010	19,614,303	1.33	to	1.43	29,157,855	0.50	0.30	to	2.05	23.75	to	21.63
TA Multi-Managed Balanced Service Class
	12/31/2014	134,975,301	1.71	to	1.49	270,653,285	1.19	0.30	to	2.45	10.17	to	7.86
	12/31/2013	121,925,978	1.55	to	1.38	209,521,553	1.51	0.30	to	2.45	17.40	to	14.94
	12/31/2012	110,385,736	1.32	to	1.20	160,467,731	1.51	0.30	to	2.45	12.06	to	9.70
	12/31/2011	91,998,228	1.18	to	1.10	121,178,718	2.26	0.30	to	2.45	3.44	to	1.28
	12/31/2010	76,752,097	1.14	to	1.08	985,211,234	0.45	0.30	to	2.45	13.74	to	20.92
TA Multi-Manager Alt Strategies Service Class
	12/31/2014	98,872	10.49	to	10.34	1,029,166	0.68	0.45	to	1.65	2.49	to	1.27
	12/31/2013(1)	3,504	10.23	to	10.21	35,815	—	0.45	to	1.65	—	to	—

58

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2014

4.	Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA PIMCO Tactical - Balanced Service Class
	12/31/2014	195,521,348	$11.28	to	$1.03	$533,120,857	1.07%	0.45%	to	2.30%	7.35%	to	5.41%
	12/31/2013	171,119,545	1.10	to	0.98	288,333,349	0.68	0.45	to	2.30	11.35	to	9.33
	12/31/2012	72,354,835	0.92	to	0.90	66,584,229	1.55	0.45	to	2.30	0.53	to	(1.30)
	12/31/2011	61,974,135	0.94	to	0.91	57,246,016	1.25	0.50	to	2.30	(3.89)	to	(5.58)
	12/31/2010	54,911,229	0.98	to	0.96	53,292,436	0.44	0.50	to	2.30	(3.94)	to	(5.63)
TA PIMCO Tactical - Conservative Service Class
	12/31/2014	72,728,605	11.08	to	0.99	132,338,428	1.23	0.45	to	2.30	8.24	to	6.28
	12/31/2013	70,134,516	1.07	to	0.93	88,003,434	0.70	0.45	to	2.30	7.67	to	5.72
	12/31/2012	46,065,653	0.88	to	0.88	41,475,616	1.11	0.45	to	2.30	1.07	to	(0.77)
	12/31/2011	39,091,594	0.92	to	0.88	35,136,023	1.36	0.50	to	2.30	(7.92)	to	(9.54)
	12/31/2010	30,416,093	1.00	to	0.98	29,986,246	0.77	0.50	to	2.30	(2.60)	to	(4.32)
TA PIMCO Tactical - Growth Service Class
	12/31/2014	77,908,150	11.51	to	1.00	171,846,465	1.80	0.45	to	2.30	5.92	to	4.00
	12/31/2013	69,528,331	1.14	to	0.96	99,998,339	0.86	0.45	to	2.30	16.28	to	14.18
	12/31/2012	38,893,640	0.83	to	0.84	33,577,730	0.48	0.45	to	2.30	0.24	to	(1.58)
	12/31/2011	35,859,030	0.89	to	0.86	31,186,224	1.40	0.50	to	2.30	(12.05)	to	(13.60)
	12/31/2010	30,823,584	1.01	to	0.99	30,789,548	1.21	0.50	to	2.30	(1.20)	to	(2.94)
TA PIMCO Total Return Initial Class
	12/31/2014	158,410,090	1.55	to	1.47	245,905,910	1.89	0.30	to	2.05	4.36	to	2.57
	12/31/2013	186,503,559	1.49	to	1.44	280,476,932	2.07	0.30	to	2.05	(2.84)	to	(4.50)
	12/31/2012	235,018,700	1.53	to	1.50	368,216,199	4.07	0.30	to	2.05	7.23	to	5.38
	12/31/2011	244,733,790	1.43	to	1.43	363,405,872	2.35	0.30	to	2.05	5.95	to	4.14
	12/31/2010	266,597,702	1.35	to	1.37	380,552,048	4.08	0.30	to	2.05	6.87	to	5.04
TA PIMCO Total Return Service Class
	12/31/2014	530,733,545	1.31	to	1.13	859,856,281	1.62	0.30	to	2.45	4.03	to	1.84
	12/31/2013	616,854,993	1.26	to	1.11	867,475,116	2.00	0.30	to	2.45	(3.06)	to	(5.09)
	12/31/2012	659,113,836	1.30	to	1.17	888,810,204	4.13	0.30	to	2.45	7.00	to	4.74
	12/31/2011	482,569,885	1.21	to	1.11	611,763,234	2.40	0.30	to	2.45	5.63	to	3.42
	12/31/2010	332,638,279	1.15	to	1.08	403,964,319	4.40	0.30	to	2.45	6.62	to	4.38
TA PineBridge Inflation Opportunities Service Class
	12/31/2014	121,100,596	9.22	to	0.98	182,242,932	0.29	0.45	to	2.30	2.92	to	1.05
	12/31/2013	129,606,833	1.02	to	0.97	146,927,777	0.33	0.45	to	2.30	(9.95)	to	(11.58)
	12/31/2012	138,283,516	1.14	to	1.10	154,482,171	0.26	0.45	to	2.30	5.82	to	3.90
	12/31/2011(1)	56,932,731	1.07	to	1.06	60,710,663	—	0.45	to	2.30	—	to	—
TA ProFunds UltraBear Service Class (OAM)
	12/31/2014	204,831,841	0.27	to	0.09	18,066,570	—	0.45	to	2.00	(25.91)	to	(27.04)
	12/31/2013	150,209,677	0.37	to	0.12	18,076,038	—	0.45	to	2.00	(45.35)	to	(46.19)
	12/31/2012	408,547,854	0.67	to	0.22	90,929,238	—	0.45	to	2.00	(29.75)	to	(30.82)
	12/31/2011	431,851,254	0.33	to	0.32	138,250,450	—	0.50	to	2.00	(20.35)	to	(21.52)
	12/31/2010	32,252,548	0.41	to	0.40	13,083,538	—	0.50	to	2.00	(27.12)	to	(28.20)
TA Systematic Small/Mid Cap Value Initial Class
	12/31/2014	35,048,217	2.00	to	3.25	156,210,025	0.77	0.30	to	2.05	4.91	to	3.11
	12/31/2013	39,773,037	1.91	to	3.15	170,851,041	0.41	0.30	to	2.05	35.91	to	33.58
	12/31/2012	45,088,639	1.40	to	2.36	144,509,630	0.52	0.30	to	2.05	16.04	to	14.04
	12/31/2011	51,301,551	1.21	to	2.07	145,238,700	0.15	0.30	to	2.05	(2.95)	to	(4.61)
	12/31/2010	57,506,359	1.25	to	2.17	176,468,762	0.73	0.30	to	2.05	30.02	to	27.80
TA Systematic Small/Mid Cap Value Service Class
	12/31/2014	41,438,730	12.68	to	1.71	91,247,465	0.63	0.90	to	2.30	3.99	to	2.57
	12/31/2013	42,265,850	1.80	to	1.67	78,397,395	0.31	1.00	to	2.30	34.69	to	32.98
	12/31/2012	38,547,842	1.34	to	1.26	50,307,310	0.29	1.00	to	2.30	14.89	to	13.42
	12/31/2011	37,316,572	1.16	to	1.11	42,597,888	0.04	1.00	to	2.30	(3.82)	to	(5.04)
	12/31/2010	25,072,650	1.21	to	1.17	29,899,568	0.73	1.00	to	2.30	28.76	to	27.13

59

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2014

4.	Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA T. Rowe Price Small Cap Initial Class
	12/31/2014	59,507,563	$2.46	to	$2.42	$126,270,687	—%	0.30%	to	2.05%	6.23%	to	4.41%
	12/31/2013	66,357,693	2.31	to	2.32	133,781,369	0.07	0.30	to	2.05	43.64	to	41.18
	12/31/2012	65,629,864	1.61	to	1.64	93,134,478	—	0.30	to	2.05	15.34	to	13.36
	12/31/2011	71,343,391	1.40	to	1.45	89,139,213	—	0.30	to	2.05	1.39	to	(0.35)
	12/31/2010	75,918,043	1.38	to	1.46	96,637,482	—	0.30	to	2.05	34.02	to	31.73
TA T. Rowe Price Small Cap Service Class
	12/31/2014	41,706,081	13.60	to	1.82	141,930,797	—	0.90	to	2.30	5.29	to	3.86
	12/31/2013	43,650,997	2.20	to	1.75	116,003,107	—	1.00	to	2.30	42.28	to	40.47
	12/31/2012	34,333,173	1.55	to	1.25	59,705,218	—	1.00	to	2.30	14.26	to	12.80
	12/31/2011	27,605,478	1.35	to	1.11	42,249,603	—	1.00	to	2.30	0.51	to	(0.76)
	12/31/2010	16,289,629	1.35	to	1.11	256,533,330	—	1.00	to	2.30	32.73	to	31.05
TA Torray Concentrated Growth Initial Class
	12/31/2014	63,395,151	2.10	to	2.06	191,072,993	0.88	0.30	to	2.05	9.67	to	7.79
	12/31/2013	70,219,032	1.92	to	1.92	194,713,563	0.97	0.30	to	2.05	32.70	to	30.43
	12/31/2012	77,682,300	1.45	to	1.47	165,724,726	0.82	0.30	to	2.05	16.78	to	14.77
	12/31/2011	86,716,090	1.24	to	1.28	162,897,782	0.72	0.30	to	2.05	(2.56)	to	(4.23)
	12/31/2010	92,877,987	1.27	to	1.34	182,129,628	0.67	0.30	to	2.05	18.81	to	16.78
TA Torray Concentrated Growth Service Class
	12/31/2014	15,772,261	13.00	to	1.45	36,258,952	0.67	0.90	to	2.30	8.76	to	7.28
	12/31/2013	17,913,730	1.71	to	1.35	34,001,123	0.79	1.00	to	2.30	31.49	to	29.82
	12/31/2012	15,349,874	1.30	to	1.04	21,586,847	0.65	1.00	to	2.30	15.66	to	14.19
	12/31/2011	13,066,079	1.12	to	0.91	16,323,396	0.56	1.00	to	2.30	(3.50)	to	(4.72)
	12/31/2010	10,604,426	1.16	to	0.96	14,121,979	0.53	1.00	to	2.30	17.70	to	16.20
TA TS&W International Equity Initial Class
	12/31/2014	50,729,871	1.46	to	1.59	87,463,695	2.35	0.30	to	2.05	(5.47)	to	(7.09)
	12/31/2013	52,989,718	1.55	to	1.71	97,474,795	2.32	0.30	to	2.05	23.97	to	21.85
	12/31/2012	54,810,635	1.25	to	1.40	82,100,458	2.20	0.30	to	2.05	16.40	to	14.39
	12/31/2011	62,475,718	1.07	to	1.22	81,795,258	1.36	0.30	to	2.05	(14.55)	to	(16.01)
	12/31/2010	71,194,598	1.26	to	1.46	110,354,576	1.99	0.30	to	2.05	8.15	to	6.30
TA TS&W International Equity Service Class
	12/31/2014	15,903,634	10.58	to	0.88	29,124,189	2.20	0.90	to	2.30	(6.23)	to	(7.51)
	12/31/2013	15,102,094	1.23	to	0.96	25,313,843	2.17	1.00	to	2.30	22.84	to	21.28
	12/31/2012	11,880,393	1.00	to	0.79	15,587,968	2.03	1.00	to	2.30	15.28	to	13.81
	12/31/2011	10,461,433	0.87	to	0.69	11,449,693	1.16	1.00	to	2.30	(15.41)	to	(16.49)
	12/31/2010	9,746,429	1.02	to	0.83	12,844,682	1.81	1.00	to	2.30	7.13	to	5.77
TA Vanguard ETF - Balanced Service Class
	12/31/2014	1,756,579,111	1.34	to	1.16	4,522,734,970	0.95	0.30	to	2.45	4.24	to	2.05
	12/31/2013	1,613,603,415	1.28	to	1.14	2,666,435,334	1.17	0.30	to	2.45	11.10	to	8.77
	12/31/2012	1,148,678,174	1.16	to	1.05	1,281,462,055	1.26	0.30	to	2.45	8.07	to	5.79
	12/31/2011	723,280,430	1.07	to	0.99	756,615,645	1.19	0.30	to	2.45	1.16	to	(0.95)
	12/31/2010	305,954,347	1.06	to	1.00	321,175,685	1.17	0.30	to	2.45	10.36	to	8.04
TA Vanguard ETF - Conservative Service Class
	12/31/2014	363,756,951	10.79	to	1.20	674,485,127	1.28	0.45	to	2.45	4.77	to	2.73
	12/31/2013	361,224,917	1.12	to	1.17	519,638,980	1.35	0.45	to	2.45	6.99	to	4.90
	12/31/2012	317,054,059	1.05	to	1.12	366,004,420	1.11	0.45	to	2.45	6.14	to	4.05
	12/31/2011	185,723,366	1.12	to	1.07	203,933,376	0.72	0.50	to	2.45	2.66	to	0.71
	12/31/2010	69,398,883	1.09	to	1.07	74,799,016	0.03	0.50	to	2.45	8.88	to	6.81
TA Vanguard ETF - Growth Service Class
	12/31/2014	1,447,006,616	1.35	to	1.18	2,857,654,356	1.03	0.30	to	2.45	3.66	to	1.48
	12/31/2013	1,349,170,047	1.31	to	1.16	2,009,478,549	1.29	0.30	to	2.45	18.43	to	15.94
	12/31/2012	976,524,487	1.10	to	1.00	1,050,069,328	1.64	0.30	to	2.45	11.22	to	8.87
	12/31/2011	805,466,319	0.99	to	0.92	788,486,960	1.49	0.30	to	2.45	(1.43)	to	(3.49)
	12/31/2010	658,803,899	1.01	to	0.95	661,308,899	1.20	0.30	to	2.45	12.67	to	10.30

60

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2014

4.	Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Voya Balanced Allocation Service Class
	12/31/2014	1,144,401	$10.59	to	$10.44	$12,092,128	0.96%	1.15%	to	2.00%	(0.36)%	to	(1.20)%
	12/31/2013(1)	676,223	11	to	11	7,179,385	—	1.15	to	2.00	—	to	—
TA Voya Conservative Allocation Service Class
	12/31/2014	140,350	10.10	to	9.96	1,415,549	1.12	1.15	to	2.00	(1.05)	to	(1.89)
	12/31/2013(1)	95,287	10	to	10	972,448	—	1.15	to	2.00	—	to	—
TA Voya Intermediate Bond Service Class
	12/31/2014	9,748	10.02	to	9.88	97,309	1.07	1.15	to	2.00	4.62	to	3.73
	12/31/2013(1)	9,280	10	to	10	88,745	—	1.15	to	2.00	—	to	—
TA Voya Large Cap Growth Service Class
	12/31/2014	3,263	13.14	to	12.95	42,804	0.09	1.15	to	2.00	11.83	to	10.88
	12/31/2013(1)	3,289	12	to	12	38,623	—	1.15	to	2.00	—	to	—
TA Voya Limited Maturity Bond Service Class
	12/31/2014	52,686	9.83	to	9.69	516,643	0.17	1.15	to	2.00	(0.88)	to	(1.72)
	12/31/2013(1)	42,625	10	to	10	422,156	—	1.15	to	2.00	—	to	—
TA Voya Mid Cap Opportunities Service Class
	12/31/2014	19,565	12.58	to	12.41	245,594	—	1.15	to	2.00	7.27	to	6.36
	12/31/2013(1)	10,871	12	to	12	127,401	—	1.15	to	2.00	—	to	—
TA Voya Moderate Growth Allocation Service Class
	12/31/2014	586,610	10.98	to	10.83	6,429,735	1.06	1.15	to	2.00	(0.47)	to	(1.31)
	12/31/2013(1)	301,874	11	to	11	3,329,167	—	1.15	to	2.00	—	to	—
TA WMC US Growth Initial Class
	12/31/2014	206,111,980	1.73	to	1.29	301,151,694	0.88	0.30	to	2.30	10.77	to	8.61
	12/31/2013	228,609,102	1.56	to	1.19	305,498,682	1.04	0.30	to	2.30	32.07	to	29.49
	12/31/2012	256,585,260	1.18	to	0.92	261,805,432	0.31	0.30	to	2.30	12.83	to	10.61
	12/31/2011	296,562,216	1.05	to	0.83	272,712,595	0.34	0.30	to	2.30	(4.02)	to	(5.89)
	12/31/2010	215,947,660	1.09	to	0.88	208,208,286	0.54	0.30	to	2.30	17.46	to	15.16
TA WMC US Growth Service Class
	12/31/2014	32,953,962	13.18	to	1.21	77,258,557	0.70	0.90	to	2.30	9.84	to	8.34
	12/31/2013	34,571,986	1.37	to	1.11	61,053,692	0.80	1.00	to	2.30	30.82	to	29.16
	12/31/2012	32,536,857	1.05	to	0.86	40,001,799	0.11	1.00	to	2.30	11.74	to	10.31
	12/31/2011	30,480,056	0.94	to	0.78	34,281,548	0.24	1.00	to	2.30	(4.88)	to	(6.09)
	12/31/2010	7,909,030	0.99	to	0.83	10,379,319	0.32	1.00	to	2.30	16.32	to	14.84
Vanguard® Equity Index
	12/31/2014	476,937	1.59	to	1.57	948,899	1.65	0.30	to	1.00	13.17	to	12.38
	12/31/2013	378,998	1.40	to	1.40	578,435	1.71	0.30	to	1.00	31.79	to	30.87
	12/31/2012	495,731	1.06	to	1.07	531,667	1.95	0.30	to	1.00	15.51	to	14.71
	12/31/2011	477,253	0.92	to	0.93	444,505	1.49	0.30	to	0.80	1.63	to	1.13
	12/31/2010	381,945	0.91	to	0.92	350,978	1.19	0.30	to	0.80	14.57	to	14.00
Vanguard® International
	12/31/2014	390,264	1.16	to	1.06	424,932	1.53	0.30	to	1.00	(6.34)	to	(6.99)
	12/31/2013	472,637	1.24	to	1.14	538,704	1.42	0.30	to	1.00	22.89	to	22.04
	12/31/2012	559,544	1.01	to	0.94	519,017	2.02	0.30	to	1.00	19.78	to	18.94
	12/31/2011	620,315	0.84	to	0.76	481,151	1.27	0.30	to	0.80	(13.79)	to	(14.22)
	12/31/2010	407,934	0.98	to	0.88	365,964	1.34	0.30	to	0.80	15.38	to	14.81
Vanguard® Mid-Cap Index
	12/31/2014	249,421	1.70	to	1.51	427,668	0.93	0.30	to	1.00	13.25	to	12.46
	12/31/2013	230,296	1.50	to	1.35	340,922	1.05	0.30	to	1.00	34.52	to	33.59
	12/31/2012	297,422	1.12	to	1.01	325,310	1.15	0.30	to	1.00	15.47	to	14.66
	12/31/2011	402,129	0.97	to	0.97	379,597	0.53	0.30	to	0.80	(2.33)	to	(2.81)
	12/31/2010	165,912	0.99	to	1.00	165,968	0.41	0.30	to	0.80	24.99	to	24.38

61

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2014

4.	Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Vanguard® REIT Index
	12/31/2014	174,728	$1.40	to	$1.45	$315,866	3.46%	0.30%	to	1.00%	29.72%	to	28.82%
	12/31/2013	103,087	1.08	to	1.13	158,694	1.90	0.30	to	1.00	2.03	to	1.32
	12/31/2012	140,160	1.06	to	1.11	158,685	1.90	0.30	to	1.00	17.11	to	16.29
	12/31/2011	111,966	0.90	to	0.98	109,343	1.28	0.30	to	0.80	8.12	to	7.58
	12/31/2010	83,414	0.84	to	0.92	76,261	1.81	0.30	to	0.80	27.87	to	27.23
Vanguard® Short-Term Investment Grade
	12/31/2014	931,975	1.29	to	1.04	1,468,028	1.79	0.30	to	1.00	1.45	to	0.74
	12/31/2013	1,376,709	1.27	to	1.03	1,873,277	1.85	0.30	to	1.00	0.78	to	0.08
	12/31/2012	1,489,155	1.26	to	1.03	1,731,237	2.47	0.30	to	1.00	4.10	to	3.38
	12/31/2011	1,453,336	1.21	to	1.13	1,635,572	3.00	0.30	to	0.80	1.71	to	1.21
	12/31/2010	1,001,707	1.19	to	1.12	1,142,487	2.05	0.30	to	0.80	4.90	to	4.38
Vanguard® Total Bond Market Index
	12/31/2014	581,416	1.41	to	1.10	823,633	2.48	0.30	to	1.00	5.58	to	4.84
	12/31/2013	650,046	1.34	to	1.05	799,864	3.26	0.30	to	1.00	(2.58)	to	(3.26)
	12/31/2012	1,256,245	1.37	to	1.08	1,501,688	2.71	0.30	to	1.00	3.71	to	2.99
	12/31/2011	1,290,829	1.32	to	1.22	1,504,494	2.74	0.30	to	0.80	7.33	to	6.80
	12/31/2010	622,533	1.23	to	1.14	731,307	2.90	0.30	to	0.80	6.18	to	5.66
Wanger International
	12/31/2014	145,508	1.29	to	1.17	232,919	1.44	0.30	to	0.80	(4.69)	to	(5.17)
	12/31/2013	218,810	1.35	to	1.23	304,394	2.78	0.30	to	0.80	22.00	to	21.40
	12/31/2012	179,090	1.11	to	1.01	188,772	1.22	0.30	to	0.80	21.20	to	20.59
	12/31/2011	168,463	0.91	to	0.84	142,878	4.53	0.30	to	0.80	(14.88)	to	(15.30)
	12/31/2010	102,665	1.07	to	0.99	102,369	2.77	0.30	to	0.80	24.55	to	23.93
Wanger USA
	12/31/2014	89,393	1.65	to	1.64	204,779	—	0.30	to	0.80	4.47	to	3.95
	12/31/2013	88,252	1.58	to	1.58	139,724	0.14	0.30	to	0.80	33.35	to	32.69
	12/31/2012	94,839	1.18	to	1.19	112,860	0.29	0.30	to	0.80	19.66	to	19.06
	12/31/2011	81,361	0.99	to	1.00	81,417	—	0.30	to	0.80	(3.78)	to	(4.26)
	12/31/2010	75,070	1.03	to	1.04	78,735	—	0.30	to	0.80	22.98	to	22.37

(1)	See footnote 1

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.
**	These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

62

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2014

4.	Financial Highlights (continued)

***	These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Effective 2012, total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Effective 2011, expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

There are subaccounts that have total return ranges outside of the range indicated above. Following is the list of the subaccounts and their corresponding lowest total return and highest total return.

Subaccount	2010 Total Return Range
TA AllianceBernstein Dynamic Allocation Service Class	4.68% to 8.07%
TA Jennison Growth Initial Class	5.69% to 11.93%
TA Multi-Managed Balanced Initial Class	13.57% to 23.75%
TA Multi-Managed Balanced Service Class	12.42% to 23.27%

63

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2014

5.	Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of .15% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during the accumulation phase, not to exceed $35, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.15% to 2.30% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees:

Additional Fund
Subaccount	Facilitation Fee Assessed
AllianceBernstein Balanced Wealth Strategy Class B Shares	0.20%
American Funds - Asset Allocation Class 2 Shares	0.30%
American Funds - Bond Class 2 Shares	0.30%
American Funds - Growth Class 2 Shares	0.30%
American Funds - Growth-Income Class 2 Shares	0.30%
American Funds - International Class 2 Shares	0.30%
Franklin Founding Funds Allocation Class 4 Shares	0.15%
GE Investments Total Return Class 3 Shares	0.20%
TA BlackRock Global Allocation Service Class	0.10%

6.	Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

64

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2014

7.	Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon daily unadjusted quoted prices, therefore are considered Level 1.

8.	Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition or disclosure in the financial statements.

65

PART C OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)	Exhibits:

(1)		Resolution of the Board of Directors of Transamerica Life Insurance Company authorizing establishment of the Separate Account. Note 1

(2)		Not Applicable.

(3)	(a)	Amended and restated Principal Underwriting Agreement by and between Transamerica Life Insurance Company, on its own behalf and on the behalf of the Separate Account, and Transamerica Capital, Inc. Note 12

	(b)	Form of Broker/Dealer and Sales Agreement. Note 1

(4)	(a)	Form of Policy. Note 12

	(b)	Form of Policy Rider (Return of Premium). Note 12

	(c)	Form of Policy Rider (Annual Step-Up). Note 12

	(d)	Form of Policy Rider (Additional Death Distribution). Note 12

	(e)	Form of Policy Rider (Additional Death Distribution+). Note 12

	(f)	Form of Policy Rider (GPS). Note 21

	(g)	Form of Policy Rider (Income Link). Note 21

	(h)	Form of Policy Rider (RIM). Note 21

	(i)	Form of Policy Rider (Retirement Income Choice 1.6). Note 12

(5)	(a)	Form of Application (Transamerica Variable Annuity Series, Members Variable Annuity Series and Partners Variable Annuity Series). Note 21

(6)	(a)	Articles of Incorporation of Transamerica Life Insurance Company. Note 2

	(b)	By-Laws of Transamerica Life Insurance Company. Note 2

(7)		Reinsurance Agreements. Not Applicable

(8)	(a)	Participation Agreement (AllianceBernstein). Note 3

	(a)(1)	Amendment No. 1 to Participation Agreement (AllianceBernstein). Note 4

	(a)(2)	Amendment No. 5 to Participation Agreement (AllianceBernstein). Note 5

	(a)(3)	Amendment No. 11 to Participation Agreement (AllianceBernstein). Note 6

	(a)(4)	Amendment No. 13 to Participation Agreement (AllianceBernstein). Note 18

	(a)(5)	Amended Schedule A to Participation Agreement dated May 1, 2015 (AllianceBernstein). Note 21

(8)	(b)	Participation Agreement (American Funds). Note 7

	(b)(1)	Amendment No. 2 to Participation Agreement (American Funds). Note 7

	(b)(2)	Amendment No. 6 to Participation Agreement (American Funds). Note 1

	(b)(3)	Amendment No. 8 to Participation Agreement (American Funds). Note 17

	(b)(4)	Amendment No. 9 to Participation Agreement (American Funds). Note 19

(8)	(c)	Participation Agreement (Fidelity). Note 8

	(c)(1)	Amendment No. 7 to Participation Agreement (Fidelity). Note 9

	(c)(2)	Summary Prospectus Agreement (Fidelity). Note 1

	(c)(3)	Amendment No. 8 to Participation Agreement (Fidelity). Note 14

(8)	(d)	Participation Agreement (GE). Note 7

	(d)(1)	Amendment No. 1 to Participation Agreement (GE). Note 6

	(d)(2)	Amendment No. 2 to Participation Agreement (GE). Note 14

(8)	(e)	Participation Agreement (TST). Note 12

	(e)(1)	Amendment No. 1 to Participation Agreement (TST). Note 14

	(e)(2)	Amended Schedule A to Participation Agreement dated September 18, 2013 (TST). Note 16

	(e)(3)	Amended Schedule A to Participation Agreement dated October 31, 2013 (TST). Note 17

	(e)(4)	Amended Schedule A to Participation Agreement dated May 1, 2014 (TST). Note 18

	(e)(5)	Amendment No. 2 to Participation Agreement (TST). Note 19

	(e)(6)	Amended Schedule A to Participation Agreement dated May 1, 2015 (TST). Note 21

(8)	(f)	Participation Agreement (VOYA) Form of, Note 21

(9)		Opinion and Consent of Counsel. Note 21

(10)	(a)	Consent of Independent Registered Public Accounting Firm. Note 21

	(b)	Consent of Independent Registered Public Accounting Firm. Note 13

(11)		Not applicable.

(12)		Not applicable.

(13)		Powers of Attorney. ( Brenda K. Clancy, Jason Orlandi, Arthur C. Schneider, Chad Noehren, Mark W. Mullin, C. Michiel van Katwijk) Note 21

Note 1.	Incorporated herein by reference to Initial Filing form N-4 Registration Statement (File No.
333-185573) filed on December 20, 2012.

Note 2.	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No.
333-169445) filed on September 17, 2010.

Note 3.	Incorporated herein by reference to Post-Effective Amendment No. 3 to form N-4 Registration Statement (File No.
333-26209) filed on April 28, 2000.

Note 4.	Incorporated herein by reference to Post-Effective Amendment No. 11 to form N-4 Registration Statement (File No.
333-7509) filed on January 18, 2002.

Note 5.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to form N-4 Registration Statement (File No.
333-125817) filed on August 29, 2005.

Note 6.	Incorporated herein by reference to Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No.
333-125817) filed on October 7, 2011.

Note 7.	Incorporated herein by reference to Post-Effective Amendment No. 47 to Form N-4 Registration Statement (File No.
33-33085) filed on November 19, 2009.

Note 8.	Incorporated herein by reference to Post-Effective Amendment No. 1 to form N-4 Registration Statement (File No.
333-125817) filed on April 27, 2006.

Note 9.	Incorporated herein by reference to Post-Effective Amendment No. 26 to form N-4 Registration Statement (File No.
333-125817) filed on September 10, 2012.

Note 10.	Incorporated herein by reference to Post-Effective Amendment No. 19 to Form N-4 Registration Statement (File No.
333-83957) filed on April 27, 2005.

Note 11.	Incorporated herein by reference to Post-Effective Amendment No.30 to Form N-4 Registration Statement (File No.
333-83957) filed on August 6, 2010.

Note 12.	Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-185573) filed on April 10, 2013.

Note 13.	Filed with Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-185573) filed on April 24, 2013.

Note 14.	Incorporated herein by reference to Post-Effective Amendment No. 59 to Form N-4 Registration Statement (File No.
33-33085) filed on August 16, 2013.

Note 15.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-189435) filed on September 11, 2013.

Note 16.	Incorporated herein by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement (File No.
333-189435) filed on October 2, 2013.

Note 17.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No.
333-186031) filed on February 21, 2014.

Note 18.	Filed with Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-185573) filed on April 29, 2014.

Note 19.	Incorporated herein by reference to Post-Effective Amendment No. 67 to Form N-4 Registration Statement (File No. 33-56908) filed on December 30, 2014.

Note 20.	Incorporated herein by reference to the Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-189435) filed on February 19, 2015.

Note 21.	Filed herewith.

Item 25. Directors and Officers of the Depositor (Transamerica Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor

Brenda K. Clancy 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director and President

Mark W. Mullin 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director and Chairman of the Board

C. Michiel van Katwijk 100 Light St. Baltimore, MD 21202	Director, Senior Vice President, Chief Financial Officer and Treasurer

Jason Orlandi 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Senior Vice President, Secretary and General Counsel

Arthur C. Schneider 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Senior Vice President and Chief Tax Officer

Chad Noehren 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Corporate Controller

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
25 East 38th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
239 West 20th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
313 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
319 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
44764 Yukon Inc.	Canada	100% Creditor Resources, Inc.	Holding company
AEGON Alliances, Inc.	Virginia	100% Commonwealth General Corporation	Insurance company marketing support
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Company	Registered investment advisor
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Canada ULC	Canada

AEGON Canada Holding B.V. owns 174,588,712 shares of Common Stock; 1,500 shares of Series II Preferred stock; 2 shares of Series III Preferred stock. TIHI Canada Holding, LLC owns 1,441,941.26 shares of Class B - Series I Preferred stock.

Holding company
AEGON Capital Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Portfolio management company/investment advisor
AEGON Direct Marketing Services, Inc.	Maryland	Transamerica Premier Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company
AEGON Direct Marketing Services International, Inc.	Maryland	100% AUSA Holding Company	Marketing arm for sale of mass marketed insurance coverage
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing
AEGON Fund Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Mutual fund manager
AEGON Funding Company, LLC.	Delaware	100% AEGON USA, LLC	Issue debt securities-net proceeds used to make loans to affiliates

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies
AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance
AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (90.6057%) ; Transamerica Premier Life Insurance Company (9.3943%)	Investment vehicle for securities lending cash collateral
AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company
AEGON N.V.	Netherlands	22.446% of Vereniging AEGON Netherlands Membership Association	Holding company
AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies.
AEGON U.S. Holding Corporation	Delaware	100% Transamerica Corporation	Holding company
AEGON USA Asset Management Holding, LLC	Iowa	100% AUSA Holding Company	Holding company
AEGON USA Investment Management, LLC	Iowa	100% AEGON USA Asset Management Holding, LLC	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, LLC	Iowa	Sole Member - AEGON USA Asset Management Holding, LLC	Administrative and investment services
AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments
AEGON USA, LLC	Iowa	100% AEGON U.S. Holding Corporation	Holding company
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive
ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate
AMTAX HOLDINGS 308, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 347, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 388, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 483, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 546, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 559, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 561, LLC	Ohio	TAHP Fund VII, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 567, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 588, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 613, LLC	Ohio	Garnet LIHTC Fund VII, LLC - 99% member; Cupples State LIHTC Investors, LLC - 1% member; TAH Pentagon Funds, LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 639, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 649, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 672, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AMTAX HOLDINGS 713, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
Apollo Housing Capital Arrowhead Gardens, LLC	Delaware	Garnet LIHTC Fund XXXV, LLC - sole Member	Affordable housing
Asia Investment Holding Limited	Hong Kong	99% Transamerica Life Insurance Company	Holding company
AUSA Holding Company	Maryland	100% AEGON USA, LLC	Holding company
AUSA Properties, Inc.	Iowa	100% AUSA Holding Company	Own, operate and manage real estate
AXA Equitable AgriFinance, LLC	Delaware	Members: AEGON USA Realty Advisors, LLC (50%); AXA Equitable Life Insurance Company, a non-affiliate of AEGON (50%)	Agriculturally-based real estate advisory services
Bay Area Community Investments I, LP	California	Partners: 69.995% Transamerica Life Insurance Company; 29.995% Transamerica Premier Life Insurance Company; 0.01% Transamerica Affordable housing, Inc.	Investments in low income housing tax credit properties
Bay State Community Investments I, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments in low income housing tax credit properties
Canadian Premier Life Insurance Company	Canada	100% Transamerica Life Canada	Insurance company
CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, LLC	Special purpose
Cedar Funding, Ltd.	Cayman Islands	100% Transamerica Life Insurance Company	Investments
Clark, LLC	Delaware	Sole Member - Diversified Retirement Corporation	Holding company
Clark Consulting, LLC	Delaware	100% Clark, LLC	Financial consulting firm
Clark Investment Strategies, Inc.	Delaware	100% Clark Consulting, LLC	Registered investment advisor
Clark Securities, Inc.	California	100% Clark Consulting, LLC	Broker/Dealer
Commonwealth General Corporation	Delaware	100% AEGONUSA, LLC	Holding company
Consumer Membership Services Canada Inc.	Canada	100% AEGON Canada ULC	Marketing of credit card protection membership services in Canada
CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency
Creditor Resources, Inc.	Michigan	100% AUSA Holding Company	Credit insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
CRI Canada Ltd.	Canada	44764 Yukon Inc. owns all preferred shares of stock; various non-AEGON entities/investors own common shares of stock	Holding company
CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance
Cupples State LIHTC Investors, LLC	Delaware	100% Garnet LIHTC Fund VIII, LLC	Investments
FD TLIC, Limited Liability Company	New York	100% Transamerica Life Insurance Company	Broadway production
FD TLIC Ltd.	United Kingdom	100% FD TLIC, LLC	Theatre production
FGH Realty Credit LLC	Delaware	100% FGH USA, LLC	Real estate
FGH USA LLC	Delaware	100% RCC North America LLC	Real estate
FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate
FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate
Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary
First FGP LLC	Delaware	100% FGH USA LLC	Real estate
Fong LCS Associates, LLC	Delaware	100% Investors Warranty of America, Inc.	Investments
Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100%Transamerica Life Insurance Company	Investments
Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments
Garnet Assurance Corporation III	Iowa	100% Transamerica Life Insurance Company	Business investments
Garnet Community Investments, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments II, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Securities
Garnet Community Investments III, LLC	Delaware	100%Transamerica Life Insurance Company	Business investments
Garnet Community Investments IV, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments V, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VI, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VII, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VIII, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments IX, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments X, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments XI, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments XII, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments XVIII, LLC	Delaware	100% Transamerica Life Insurance Company	Investments
Garnet Community Investments XX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVI, LLC	Delaware	100% Transamerica Life Insurance Company	Investments
Garnet Community Investments XXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments XXXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XL, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XLI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIV, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments
Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XIII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XIII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management, Inc.	Investments
Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments
Garnet LIHTC Fund XVII, LLC	Delaware

Members: Garnet Community Investments, LLC (0.01%); ING USA Annuity and Life Insurance company, a non-affiliate of AEGON (12.999%), and ReliaStar Life Insurance Company, a non-affiliate of AEGON (86.991%).

Investments
Garnet LIHTC Fund XVIII, LLC	Delaware	Members: Garnet Community Investments XVIII, LLC (0.01%); Verizon Capital Corp., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XX, LLC	Delaware	Sole Member - Garnet Community Investments XX, LLC	Investments
Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc., a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXIV, LLC	Delaware

Members: Garnet Community Investments XXIV, LLC (0.01% as Managing Member); Transamerica Life Insurance Company (21.26%); non-affiliates of AEGON: New York Life Insurance Company (25.51%), New York Life Insurance and Annuity Corporation (21.73%) and Principal Life Insurance Company (31.49%)

Investments
Garnet LIHTC Fund XXV, LLC	Delaware	Members: Garnet Community Investment XXV, LLC (0.01%); Garnet LIHTC Fund XXVIII LLC (1%); non-affiliates of AEGON: Mt. Hamilton Fund, LLC (97.99%); Google Affordable housing I LLC (1%)	Investments
Garnet LIHTC Fund XXVI, LLC	Delaware	Members: Garnet Community Investments XXVI, LLC (0.01%); American Income Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments
Garnet LIHTC Fund XXVII, LLC	Delaware

Members: Garnet Community Investments XXVII, LLC (0.01%); Transamerica Life Insurance Company (16.7045%); non-affiliates of AEGON: Aetna Life Insurance Company (30.2856%); New York Life Insurance Company (22.7142%); ProAssurance Casualty Company (3.6343%); ProAssurance Indemnity Company (8.4800%); State Street Bank and Trust Company (18.1714%)

Investments
Garnet LIHTC Fund XXVIII, LLC	Delaware

Members: Garnet Community Investments XXVIII LLC (0.01%); non-affiliates of AEGON: USAA Casualty Insurance Company (17.998%); USAA General Indemnity Company (19.998%); USAA Life Insurance Company (3.999%); United Services Automobile Association (57.994%)

Investments
Garnet LIHTC Fund XXIX, LLC	Delaware	Members: Garnet Community Investments XXIX, LLC (.01%); non-affiliate of AEGON: Bank of America, N.A. (99.99%)	Investments
Garnet LIHTC Fund XXX, LLC	Delaware	Garnet Community Investments XXX, LLC (0.01%); non-affiliate of AEGON, New York Life Insurance Company (99.99%)	Investments
Garnet LIHTC Fund XXXI, LLC	Delaware	Members: Garnet Community Investments XXXI, LLC (0.1%); non-affiliates of AEGON: Thunderbolt Peak Fund, LLC (98.99%); Google Affordable housing I, LLC (1%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXXII, LLC	Delaware	Sole Member: Garnet Community Investments XXXVII, LLC.	Investments
Garnet LIHTC Fund XXXIII, LLC	Delaware	Members: Garnet Community Investment XXXIII, LLC (0.01%); non-affiliate of AEGON, NorLease, Inc. (99.99%)	Investments
Garnet LIHTC Fund XXXIV, LLC	Delaware	Members: non-AEGON affiliate, U.S. Bancorp Community Development Corporation (99.99%); Garnet Community Investments XXXIV, LLC (.01%)	Investments
Garnet LIHTC Fund XXXV, LLC	Delaware	Members: Garnet Community Investment XXXV, LLC (0.01%); non-affiliate of AEGON, Microsoft Corporation (99.99%)	Investments
Garnet LIHTC Fund XXXVI, LLC	Delaware	Members: Garnet Community Investments XXXVI, LLC (1%) as managing member; JPM Capital Corporation, a non-AEGON affiliate (99%) as investor member	Investments
Garnet LIHTC Fund XXXVII, LLC	Delaware	Members: Garnet Community Investments XXXVII, LLC (.01%); LIH Realty Corporation, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXXVIII, LLC	Delaware	Members: Garnet Community Investments XXXVIII, LLC, non-member manager; non-affiliate of AEGON, Norlease, Inc. (100%)	Investments
Garnet LIHTC Fund XXXIX, LLC	Delaware	Members: Garnet Community Investments XXXIX, LLC at 1% managing member and non-AEGON affiliate, FNBC Leasing Corporation as the 99% investor member.	Investments
Garnet LIHTC Fund XL, LLC	Delaware	Members: Garnet Community Investments XL, LLC as a .01% member and non-AEGON affiliate, Partner Reinsurance Company of the U.S. as the 99.99% member.	Investments
Garnet LIHTC Fund XLI, LLC	Delaware	Sole Member - Garnet Community Investment XLI, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Ganet LIHTC Fund XLII, LLC	Delaware	Members: Garnet Community Investments XLII, LLC (.01%) managing member; non-affiliates of AEGON: Community Trust Bank (83.33%) investor member; Metropolitan Bank (16.66%) investor member.	Investmetns
Garnet LIHTC Fund XLIV-A, LLC	Delaware	Sole Member - Garnet Community Investment XLIV, LLC	Investments
Garnet LIHTC Fund XLIV-B, LLC	Delaware	Sole Member - Garnet Community Investment XLIV, LLC	Investments
Global Preferred Re Limited	Bermuda	100% AEGON USA, LLC	Reinsurance
Harbor View Re Corp.	Hawaii	100% Commonwealth General Corporation	Captive insurance company
Horizons Acquisition 5, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Horizons St. Lucie Development, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Imani Fe, LP	California

Partners: Garnet LIHTC Fund XIV, LL (99.99% investor limited partner); Transamerica Affordable housing, Inc. (non-owner manager); non-affiliates of AEGON: ABS Imani Fe, LLC (.0034% class A limited partner); Central Valley Coalition for Affordable housing (.0033% co-managing general partner); Grant Housing and Economic Development Corporation (.0033% managing partner)

Affordable housing
Intersecurities Insurance Agency, Inc.	California	100% Transamerica Premier Life Insurance Company	Insurance agency
Interstate North Office Park GP, LLC	Delaware	100% Interstate North Office Park Owner, LLC	Investments
Interstate North Office Park, LP	Delaware	100% Interstate North Office Park Owner, LLC	Investments
Interstate North Office Park Owner, LLC	Delaware	100% Investors Warranty of America, Inc.	Investments
Interstate North Office Park (Land) GP, LLC	Delaware	100% Interstate North Office Park Owner, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Interstate North Office Park (Land) LP	Delaware	100% Interstate North Office Park Owner, LLC	Investments
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Company	Leases business equipment
Ironwood Re Corp.	Hawaii	100% AEGON USA, LLC	Captive insurance company
LCS Associates, LLC	Delaware	100% Investors Warranty of America, Inc.	Investments
Legacy General Insurance Company	Canada	100% AEGON Canada ULC	Insurance company
Life Investors Alliance LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities
LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.
LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company
LIICA Re II, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding Company	Trust company
McDonald Corporate Tax Credit Fund IV Limited Partnership	Delaware	Partners: Transamerica Premier Life Insurance Company - 99.9% General Partner; TAH-McD IV, LLC - 0.10% General Partner	Tax credit fund
MLIC Re I, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
Money Services, Inc.	Delaware	100% AUSA Holding Company	Provides financial counseling for employees and agents of affiliated companies
Monumental Financial Services, Inc.	Maryland	100% AEGON USA, LLC	DBA in the State of West Virginia for United Financial Services, Inc.
Monumental General Administrators, Inc.	Maryland	100% AUSA Holding Company	Provides management services to unaffiliated third party administrator
nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary
New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity
Oncor Insurance Services, LLC	Iowa	Sole Member - Life Investors Financial Group, Inc.	Direct sales of term life insurance
Pearl Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Pearl Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Peoples Benefit Services, LLC	Pennsylvania	Sole Member - Stonebridge Life Insurance Company	Special-purpose subsidiary
Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
Primus Guaranty, Ltd.	Bermuda	Members: Transamerica Life Insurance Company (20% 13.1%) and non-affiliates of AEGON and the public holders own the remainder.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
PSL Acquisitions Operating, LLC	Iowa	Sole Member: Investors Warranty of America, Inc.	Owner of Core subsidiary entities
Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance
RCC North America LLC	Delaware	100% AEGON USA, LLC	Real estate
Real Estate Alternatives Portfolio 1 LLC	Delaware

Members: Transamerica Life Insurance Company (90.96%); Transamerica Premier Life Insurance Company (6.30%); Transamerica Financial Life Insurance Company (2.74%). Manager: AEGON USA Realty Advisors, Inc.

Real estate alternatives investment
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (90.25%); Transamerica Financial Life Insurance Company (7.5%); Stonebridge Life Insurance Company (2.25%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (73.4%); Transamerica Premier Life Insurance Company (25.6%); Stonebridge Life Insurance Company (1%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Transamerica Premier Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (52.6%); Stonebridge Life Insurance Company (1%)	Real estate alternatives investment

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Transamerica Premier Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Transamerica Premier Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
SB Frazer Owner, LLC	Delaware	100% Stonebridge Life Insurance Company	Investments
Second FGP LLC	Delaware	100% FGH USA LLC	Real estate
Selient Inc.	Canada	100% AEGON Canada ULC	Application service provider providing loan origination platforms to Canadian credit unions.
Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Dormant
Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote - AEGON USA, LLC. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance
St. Lucie West Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company
Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TAH-MCD IV, LLC	Iowa	Sole Member - Transamerica Affordable housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership.
TAH Pentagon Funds, LLC	Iowa	Sole Member - Transamerica Affordable housing, Inc.	Serve as a general partner in a lower-tier tax credit entity
TAHP Fund 1, LLC	Delaware	Sole Member - Garnet LIHTC Fund IX, LLC	Real estate investments
TAHP Fund 2, LLC	Delaware	Sole Member - Garnet LIHTC Fund VIII, LLC	Low incoming housing tax credit
TAHP Fund VII, LLC	Delaware	Investor Member: Garnet LIHTC Fund XIX, LLC	Real estate investments
TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property.
TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
The AEGON Trust Advisory Board: Mark W. Mullin, Alexander R. Wynaendts, and Jay Orlandi	Delaware	100% AEGON International B.V.	Voting Trust
The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate
THH Acquisitions, LLC	Iowa	Sole Member - Investors Warranty of America, Inc.	Acquirer of Core South Carolina mortgage loans from Investors Warranty of America, Inc. and holder of foreclosed real estate.
TIHI Canada Holding, LLC	Iowa	Sole Member - Transamerica International Holdings, Inc.	Holding company
TLIC Oakbrook Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
TLIC Riverwood Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
Tradition Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Tradition Irrigation Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Irrigation company
Tradition Land Company, LLC	Iowa	Sole Member: Investors Warranty of America, Inc.	Acquirer of Core Florida mortgage loans from Investors Warranty and holder of foreclosed real estate.
Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Advisors Life Insurance Company	Arkansas	100% AEGON USA, LLC	Insurance company
Transamerica Affinity Marketing Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership
Transamerica Agency Network, Inc.	Iowa	100% AUSA Holding Company	Special purpose subsidiary
Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements
Transamerica Asset Management, Inc.	Florida	Transamerica Premier Life Insurance Company owns 77%; AUSA Holding Co. owns 23%.	Fund advisor
Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
Transamerica (Bermuda) Services Center, Ltd.	Bermuda	100% AEGON International B.V.	Special purpose corporation
Transamerica Capital, Inc.	California	100% AUSA Holding Company	Broker/Dealer
Transamerica Casualty Insurance Company	Ohio	100% AEGON USA, LLC	Insurance company
Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company
Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance
Transamerica Corporation	Oregon	100% Transamerica Corporation	Holding company
Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance
Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	1,000 shares owned by AUSA Holding Company; 209 shares owned by Transamerica International Holdings, Inc.; 729 shares owned by AEGON Asset Management Services, Inc.	Broker/Dealer
Transamerica Financial Life Insurance Company	New York	88% AEGON USA, LLC; 12% Transamerica Life Insurance Company	Insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Fund Services, Inc.	Florida	Transamerica Premier Life Insurance Company owns 44%; AUSA Holding Company owns 56%	Mutual fund
Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing
Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, LLC	Holding company
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, LLC	Reinsurance
Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting
Transamerica Investment Management, LLC	Delaware	Sole Member - AEGON USA Asset Management Holding, LLC	Investment advisor
Transamerica Investors Securities Corporation	Delaware	100% Transamerica Retirement Solutions Corporation	Broker/Dealer
Transamerica Leasing Holdings Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Life Canada	Canada	100% AEGON Canada ULC	Life insurance company
Transamerica Life Insurance Company	Iowa

676,190 shares Common Stock owned by Transamerica International Holdings, Inc.; 86,590 shares of Preferred Stock owned by Transamerica Corporation; 30,564 shares of Preferred Stock owned by AEGON USA, LLC

Insurance
Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda -- will primarily write fixed universal life and term insurance
Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties
Transamerica Pacific Insurance Company, Ltd.	Hawaii	26,000 shares common stock owned by Commonwealth General Corporation; 1,000 shares of common stock owned by Transamerica International Holdings, Inc.	Life insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Premier Life Insurance Company	Iowa	100% Commonwealth General Corporation	Insurance Company
Transamerica Pyramid Properties LLC	Iowa	100% Transamerica Premier Life Insurance Company	Realty limited liability company
Transamerica Realty Investment Properties LLC	Delaware	100% Transamerica Premier Life Insurance Company	Realty limited liability company
Transamerica Realty Services, LLC	Delaware	AUSA Holding Company - sole Member	Real estate investments
Transamerica Resources, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides education and information regarding retirement and economic issues.
Transamerica Retirement Advisors, Inc.	Delaware	100% Transamerica Retirement Solutions Corporation	Investment advisor
Transamerica Retirement Insurance Agency, Inc.	Delaware	100% Transamerica Retirement Solutions Corporation	Conduct business as an insurance agency.
Transamerica Retirement Solutions Corporation	Delaware	100% AUSA Holding Company	Retirement plan services.
Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.
Transamerica Travel and Conference Services, LLC	Iowa	100% Money Services, Inc.	Travel and conference services
Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing
Transamerica Ventures, LLC	Delaware	100% AUSA Holding Company	Investments
Transamerica Ventures Fund, LLC	Delaware	100% AUSA Holding Company	Investments
United Financial Services, Inc.	Maryland	100% AEGON USA, LLC	General agency
Universal Benefits, LLC	Iowa	100% AUSA Holding Company	Third party administrator
WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing
WFG Reinsurance Limited	Bermuda	51% owned by World Financial Group, Inc.; remaining 49% is annually offered to independent contractors associated with WFG Reinsurance Ltd.	Reinsurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
WFG Securities Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
World Financial Group Canada Inc.	Canada	100% World Financial Group Holding Company of Canada Inc.	Marketing
World Financial Group Holding Company of Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Transamerica Premier Life Insurance Company	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
Yarra Rapids, LLC	Delaware	Members are: Real Estate Alternatives Portfolio 4MR, LLC (49%) and non-AEGON affiliate (51%)	Real estate investments
Zahorik Company, Inc.	California	100% AUSA Holding Company	Inactive
Zero Beta Fund, LLC	Delaware

Members are: Transamerica Life Insurance Company (65.951%); Transamerica Premier Life Insurance Company (32.969%); Transamerica Financial Life Insurance Company (1.080%) Manager: AEGON USA Investment Management LLC

Aggregating vehicle formed to hold various fund investments.

Item 27. Number of Contract Owners

As of March 31, 2015, there were 45,768 Owners of the Policies for Transamerica Variable Annuity Series; and 2,991 Owners of the Policies for Members® Variable Annuity Series; and 595 Owners of the Policies for Partners Variable Annuity Series.

Item 28. Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA B, Separate Account VA Q, Separate Account VA FF, Separate Account VA HH, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VL, Separate Account VUL-1; Separate Account VUL-2, Separate Account VUL-3, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, Separate Account VUL-A, and Variable Life Account A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account, TFLIC Series Life Account, ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Annuity Account, WRL Series Annuity Account B, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account and Separate Account VL E. This account is a separate account of Transamerica Premier Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds, Transamerica Investors, Inc., Transamerica Partners Funds Group, Transamerica Partners Funds Group II, Transamerica Partners Portfolios, and Transamerica Asset Allocation Variable Funds.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter

Michael W. Brandsma	(1)	Director, President and Chief Financial Officer

David W. Hopewell	(2)	Director

David R. Paulsen	(1)	Director, Chief Executive Officer and Chief Sales Officer

Blake S. Bostwick	(1)	Chief Marketing Officer and Chief Operations Officer

Rick B. Resnik	(3)	Chief Compliance Officer

Amy Angle	(5)	Assistant Vice President

Elizabeth Belanger	(3)	Vice President and Assistant Secretary

Alison Ryan	(4)	Vice President and Assistant Secretary

Ayla Nazli	(4)	Assistant Secretary

Brenda L. Smith	(1)	Assistant Vice President

Lisa Wachendorf	(2)	Assistant Vice President

Arthur D. Woods	(6)	Assistant Vice President

Marc Cahn	(3)	Secretary

Jeffrey T. McGlaun	(5)	Assistant Treasurer

C. Michiel Van Katwijk	(5)	Treasurer

(1)	4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719
(2)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(3)	440 Mamaroneck Avenue, Harrison, NY 10528
(4)	1150 S. Olive St., Los Angeles, CA 90015
(5)	100 Light Street, Floor B1, Baltimore, MD 21202
(6)	570 Carillon Parkway, St. Petersburg, FL 33716

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	$364,566,103	0	0	0

(1)	Fiscal Year 2014

Item 30. Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit, Transamerica Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31. Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32. Undertakings

(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Contract may be accepted.

(b)	Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica Life Insurance Company at the address or phone number listed in the Prospectus.

(d)	Transamerica Life Insurance Company hereby represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life Insurance Company.

SECTION 403(B) REPRESENTATIONS

Transamerica Life Insurance Company represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

TEXAS ORP REPRESENTATION

The Registrant intends to offer policies to participants in the Texas Option Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) – (d) of that Rule.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 24th day of April, 2015.

SEPARATE ACCOUNT VA B TRANSAMERICA LIFE INSURANCE COMPANY Depositor

*
Brenda K. Clancy President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

Mark W. Mullin*	Director and Chairman of the Board	, 2015

Jason Orlandi*	Director, Senior Vice President, Secretary and General Counsel	, 2015

Arthur C. Schneider*	Director, Senior Vice President and Chief Tax Officer	, 2015

Chad Noehren*	Corporate Controller	, 2015

Brenda K. Clancy*	Director and President	, 2015

C. Michiel van Katwijk*	Director, Senior Vice President and Chief Financial Officer	, 2015

/s/Alison Ryan Alison Ryan	Vice President	April 24, 2015

*By: Alison Ryan – Attorney-in-Fact pursuant to Powers of Attorney filed previously and/or herewith.

Registration No.

333 - 185573

811 - 06032

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

TRANSAMERICA VARIABLE ANNUITY SERIES

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

4(f)	Form of Policy Rider (GPS)

4(g)	Form of Policy Rider (Income Link)

4(h)	Form of Policy Rider (RIM)

5(a)	Form of Application (Transamerica Variable Annuity Series, Members Variable Annuity Series and Partners Variable Annuity Series)

8(a)(5)	Amended Schedule A to Participation Agreement dated May 1, 2015 (AllianceBernstein)

8(e)(6)	Amended Schedule A to Participation Agreement dated May 1, 2015 (TST)

8(f)	Participation Agreement (VOYA) Form of

9	Opinion and Consent of Counsel

10(a)	Consent of Independent Registered Public Accounting Firm

13	Powers of Attorney

*	Page numbers included only in manually executed original.